UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-10509

AXA PREMIER VIP TRUST

(Exact name of registrant as specified in charter)

1290 Avenue of the Americas

New York, New York 10104

(Address of principal executive offices)

PATRICIA LOUIE, ESQ.

Vice President and Associate General Counsel

AXA Equitable Life Insurance Company

1290 Avenue of the Americas

New York, New York 10104

(Name and Address of Agent for Service)

Copies to:

MARK C. AMOROSI, ESQ.

K&L Gates LLP

1601 K. Street, N.W.

Washington, D.C. 20036-1800

Telephone: (202) 778-9351

Registrant’s telephone number, including area code: (212) 554-1234

Date of fiscal year end: December 31

Date of reporting period: July 1, 2010 – September 30, 2010

Item 1. Schedule of Investments.

The following are schedules of investments of the registrant as of September 30, 2010. The schedules have not been audited.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
ATM International Portfolio‡	4,491,229	$44,749,054
ATM Large Cap Portfolio‡	15,014,781	158,124,986
ATM Mid Cap Portfolio‡	1,644,615	18,373,825
ATM Small Cap Portfolio‡	517,953	5,651,264
EQ/AllianceBernstein International Portfolio‡	490,908	4,089,269
EQ/AllianceBernstein Small Cap Growth Portfolio‡	222,681	3,145,577
EQ/BlackRock Basic Value Equity Portfolio‡	2,108,849	26,213,263
EQ/BlackRock International Value Portfolio‡	345,824	3,872,814
EQ/Boston Advisors Equity Income Portfolio‡	1,922,603	9,425,054
EQ/Core Bond Index Portfolio‡	44,460,807	448,753,399
EQ/GAMCO Small Company Value Portfolio‡	188,816	6,371,659
EQ/Global Bond PLUS Portfolio‡	14,807,634	154,877,446
EQ/Global Multi-Sector Equity Portfolio‡	898,650	10,555,006
EQ/Intermediate Government Bond Index Portfolio‡	11,934,610	121,686,606
EQ/International Core PLUS Portfolio‡	923,153	8,326,444
EQ/International ETF Portfolio‡	554,486	3,872,102
EQ/International Growth Portfolio‡	868,782	5,208,075
EQ/Large Cap Core PLUS Portfolio‡	2,370,748	16,874,957
EQ/Large Cap Growth Index Portfolio‡	2,371,886	18,750,985
EQ/Large Cap Growth PLUS Portfolio‡	2,355,412	36,065,467
EQ/Large Cap Value PLUS Portfolio‡	1,393,811	13,013,832
EQ/PIMCO Ultra Short Bond Portfolio‡	14,405,150	144,073,756
EQ/Quality Bond PLUS Portfolio‡	39,129,500	381,708,474
Multimanager Core Bond Portfolio‡	37,681,254	410,182,580
Multimanager International Equity Portfolio‡	397,923	4,250,111
Multimanager Large Cap Core Equity Portfolio‡	2,457,251	22,669,705
Multimanager Large Cap Value Portfolio‡	3,671,225	32,887,340
Multimanager Mid Cap Growth Portfolio*‡	1,044,280	8,329,939
Multimanager Mid Cap Value Portfolio‡	843,362	7,496,412
Multimanager Multi-Sector Bond Portfolio‡	42,824,091	173,057,343
Multimanager Small Cap Growth Portfolio*‡	409,443	3,088,987

Total Investments (100.2%) (Cost $2,144,531,094)		2,305,745,731
Other Assets Less Liabilities (-0.2%)		(3,750,331)

Net Assets (100%)		$2,301,995,400

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class A shares for AXA Premier VIP Trust Portfolios (Multimanager) and Class IA shares for EQ Advisors Trust Portfolios.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2010, were as follows:

Securities	Market Value December 31, 2009	Purchases at Cost	Sales at Cost	Market Value September 30, 2010	Dividend Income	Realized Gain (Loss)
ATM International Portfolio(a)	$48,717,730	$10,379,706	$14,700,089	$44,749,054	$8,600	$(17,588)
ATM Large Cap Portfolio(b)	145,787,815	45,037,693	30,998,194	158,124,986	—	7,688,213
ATM Mid Cap Portfolio(c)	23,283,411	3,858,622	9,026,971	18,373,825	—	1,855,218
ATM Small Cap Portfolio(d)	—	5,398,439	—	5,651,264	—	148,439
EQ/AllianceBernstein International Portfolio	4,279,906	1,013,272	813,744	4,089,269	3,516	451,232
EQ/AllianceBernstein Small Cap Growth Portfolio	—	2,875,000	—	3,145,577	—	—
EQ/BlackRock Basic Value Equity Portfolio	10,631,093	17,382,312	1,773,861	26,213,263	—	1,171,428
EQ/BlackRock International Value Portfolio	7,240,653	1,015,712	3,144,329	3,872,814	5,957	1,370,647
EQ/Boston Advisors Equity Income Portfolio	22,993,250	2,885,772	13,900,323	9,425,054	13,215	4,579,991
EQ/Core Bond Index Portfolio	372,036,511	108,485,199	57,936,314	448,753,399	156,504	3,876,397
EQ/GAMCO Small Company Value Portfolio	—	5,750,000	—	6,371,659	—	—
EQ/Global Bond PLUS Portfolio	133,014,679	31,013,394	23,664,502	154,877,446	—	(3,010,152)
EQ/Global Multi-Sector Equity Portfolio	11,066,036	3,728,189	3,237,025	10,555,006	2,585	1,643,650
EQ/Intermediate Government Bond Index Portfolio	112,700,053	20,352,945	18,130,291	121,686,606	1,130	283,842
EQ/International Core PLUS Portfolio	7,647,331	2,139,410	1,098,823	8,326,444	4,655	666,153
EQ/International ETF Portfolio	5,138,575	855,697	1,933,862	3,872,102	—	319,150
EQ/International Growth Portfolio	5,121,429	1,011,752	772,275	5,208,075	1,997	492,701
EQ/Large Cap Core PLUS Portfolio	15,429,070	3,042,474	1,718,791	16,874,957	13,208	576,137
EQ/Large Cap Growth Index Portfolio	17,619,043	1,340,353	681,858	18,750,985	17,180	312,347
EQ/Large Cap Growth PLUS Portfolio	27,591,530	11,719,456	3,325,525	36,065,467	4,215	1,378,945
EQ/Large Cap Value PLUS Portfolio	29,761,936	1,166,464	12,119,195	13,013,832	—	7,760,395
EQ/PIMCO Ultra Short Bond Portfolio	148,812,116	9,204,614	16,729,983	144,073,756	11,905	(1,260,341)
EQ/Quality Bond PLUS Portfolio	358,710,792	77,730,698	77,707,530	381,708,474	—	5,926,872
Multimanager Core Bond Portfolio	369,797,349	94,964,389	75,236,492	410,182,580	8,564,469	1,348,711
Multimanager International Equity Portfolio	10,643,150	1,019,701	5,134,260	4,250,111	9,945	2,380,716
Multimanager Large Cap Core Equity Portfolio	21,264,298	4,039,021	2,219,197	22,669,705	—	840,707
Multimanager Large Cap Value Portfolio	33,732,010	4,355,373	7,215,941	32,887,340	2,934	(626,808)
Multimanager Mid Cap Growth Portfolio	—	10,313,418	2,560,149	8,329,939	—	119,079
Multimanager Mid Cap Value Portfolio	9,319,257	2,873,593	3,320,188	7,496,412	1,036	2,360,126
Multimanager Multi-Sector Bond Portfolio	111,993,472	75,104,184	32,991,109	173,057,343	19,221	(8,549,203)
Multimanager Small Cap Growth Portfolio	—	2,875,000	—	3,088,987	—	—

	$2,064,332,495	$562,931,852	$422,090,821	$2,305,745,731	$8,842,272	$34,087,004

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

(a)	formerly known as AXA Tactical Manager International Portfolio–II

(b)	formerly known as AXA Tactical Manager 500 Portfolio–II

(c)	formerly known as AXA Tactical Manager 400 Portfolio–II

(d)	formerly known as AXA Tactical Manager 2000 Portfolio–II

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$2,305,745,731	$—	$2,305,745,731

Total Assets	$—	$2,305,745,731	$—	$2,305,745,731

Total Liabilities	$—	$—	$—	$—

Total	$—	$2,305,745,731	$—	$2,305,745,731

Investment security transactions for the nine months ended September 30, 2010 were as follows:

Cost of Purchases:
Investment Companies	$562,931,852
Net Proceeds of Sales and Redemptions:
Investment Companies	$450,740,375

As of September 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$160,571,189
Aggregate gross unrealized depreciation	(1,974,142)

Net unrealized appreciation	$158,597,047

Federal income tax cost of investments	$2,147,148,684

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE–PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
ATM International Portfolio‡	10,831,108	$107,917,412
ATM Large Cap Portfolio‡	21,550,564	226,955,197
ATM Mid Cap Portfolio‡	3,928,074	43,884,903
ATM Small Cap Portfolio‡	3,774,422	41,181,823
EQ/AllianceBernstein International Portfolio‡	1,102,881	9,187,010
EQ/AllianceBernstein Small Cap Growth Portfolio‡	787,010	11,117,272
EQ/AXA Franklin Small Cap Value Core Portfolio‡	1,192,040	10,475,941
EQ/BlackRock Basic Value Equity Portfolio‡	2,082,410	25,884,635
EQ/BlackRock International Value Portfolio‡	1,106,612	12,392,747
EQ/Boston Advisors Equity Income Portfolio‡	5,390,519	26,425,592
EQ/Core Bond Index Portfolio‡	30,148,832	304,299,266
EQ/GAMCO Small Company Value Portfolio‡	429,363	14,489,034
EQ/Global Bond PLUS Portfolio‡	11,564,552	120,957,087
EQ/Global Multi-Sector Equity Portfolio‡	2,162,137	25,395,164
EQ/Intermediate Government Bond Index Portfolio‡	7,556,209	77,043,949
EQ/International Core PLUS Portfolio‡	2,109,041	19,022,644
EQ/International ETF Portfolio‡	1,913,417	13,361,818
EQ/International Growth Portfolio‡	2,416,609	14,486,812
EQ/Large Cap Core PLUS Portfolio‡	3,173,143	22,586,400
EQ/Large Cap Growth Index Portfolio‡	3,792,848	29,984,428
EQ/Large Cap Growth PLUS Portfolio‡	3,203,830	49,056,226
EQ/Large Cap Value PLUS Portfolio‡	3,098,652	28,931,705
EQ/Mid Cap Index Portfolio‡	381,221	2,858,505
EQ/PIMCO Ultra Short Bond Portfolio‡	9,556,734	95,582,103
EQ/Quality Bond PLUS Portfolio‡	22,232,694	216,880,042
EQ/Small Company Index Portfolio‡	363,458	3,340,455
Multimanager Core Bond Portfolio‡	23,248,835	253,077,219
Multimanager International Equity Portfolio‡	1,020,321	10,897,790
Multimanager Large Cap Core Equity Portfolio‡	2,505,128	23,111,401
Multimanager Large Cap Value Portfolio‡	5,354,840	47,969,387
Multimanager Mid Cap Growth Portfolio*‡	1,006,211	8,026,273
Multimanager Mid Cap Value Portfolio‡	274,511	2,440,055
Multimanager Multi-Sector Bond Portfolio‡	39,063,054	157,858,536
Multimanager Small Cap Growth Portfolio*‡	1,192,705	8,998,203
Multimanager Small Cap Value Portfolio‡	613,009	5,670,868

Total Investments (100.2%) (Cost $1,925,447,709)		2,071,747,902
Other Assets Less Liabilities (-0.2%)		(3,389,928)

Net Assets (100%)		$2,068,357,974

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class A shares for AXA Premier VIP Trust Portfolios (Multimanager) and Class IA shares for EQ Advisors Trust Portfolios.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2010, were as follows:

Securities	Market Value December 31, 2009	Purchases at Cost	Sales at Cost	Market Value September 30, 2010	Dividend Income	Realized Gain (Loss)
ATM International Portfolio(a)	$108,030,943	$10,166,747	$9,653,451	$107,917,412	$18,653	$306,551
ATM Large Cap Portfolio(b)	221,939,193	26,825,818	19,291,844	226,955,197	—	8,122,887
ATM Mid Cap Portfolio(c)	51,584,163	2,499,083	11,435,149	43,884,903	—	3,222,160
ATM Small Cap Portfolio(d)	21,791,837	27,080,238	8,511,117	41,181,823	—	1,802,112
EQ/AllianceBernstein International Portfolio	9,925,047	1,609,843	1,492,849	9,187,010	8,570	966,701
EQ/AllianceBernstein Small Cap Growth Portfolio	—	13,065,203	2,863,864	11,117,272	—	183,276
EQ/AXA Franklin Small Cap Value Core Portfolio	12,578,852	601,273	3,955,529	10,475,941	—	(495,979)
EQ/BlackRock Basic Value Equity Portfolio	20,043,720	7,560,755	1,728,822	25,884,635	—	527,508
EQ/BlackRock International Value Portfolio	12,908,931	1,917,668	3,455,007	12,392,747	15,759	(740,682)
EQ/Boston Advisors Equity Income Portfolio	33,846,265	1,540,306	9,560,670	26,425,592	37,124	1,663,204
EQ/Core Bond Index Portfolio	247,827,219	51,017,167	14,130,747	304,299,266	105,554	923,577
EQ/GAMCO Small Company Value Portfolio	10,876,513	3,173,413	1,229,772	14,489,034	—	104,598
EQ/Global Bond PLUS Portfolio	106,483,951	10,813,364	5,477,738	120,957,087	—	(127,466)
EQ/Global Multi-Sector Equity Portfolio	19,885,130	5,776,398	1,241,715	25,395,164	5,181	238,364
EQ/Intermediate Government Bond Index Portfolio	78,012,053	5,078,935	10,580,656	77,043,949	717	226,947
EQ/International Core PLUS Portfolio	16,593,607	2,518,365	407,177	19,022,644	9,491	150,943
EQ/International ETF Portfolio	12,691,746	984,301	390,472	13,361,818	—	127,105
EQ/International Growth Portfolio	11,669,630	2,431,344	301,845	14,486,812	5,071	207,705
EQ/Large Cap Core PLUS Portfolio	21,626,237	1,220,293	740,597	22,586,400	17,748	278,503
EQ/Large Cap Growth Index Portfolio	28,552,004	1,530,831	889,229	29,984,428	27,649	384,646
EQ/Large Cap Growth PLUS Portfolio	40,437,561	9,225,462	1,586,245	49,056,226	5,168	549,093
EQ/Large Cap Value PLUS Portfolio	51,014,655	496,245	15,867,143	28,931,705	—	9,479,050
EQ/Mid Cap Index Portfolio	3,944,332	268,035	1,054,103	2,858,505	—	702,102
EQ/PIMCO Ultra Short Bond Portfolio	108,148,446	1,699,537	15,580,755	95,582,103	7,970	(258,109)
EQ/Quality Bond PLUS Portfolio	236,157,718	17,005,559	52,845,880	216,880,042	—	1,738,208
EQ/Small Company Index Portfolio	3,002,115	268,035	139,223	3,340,455	—	66,982
Multimanager Core Bond Portfolio	244,097,815	31,087,298	34,958,592	253,077,219	5,509,289	1,344,118
Multimanager International Equity Portfolio	15,549,475	2,224,381	5,138,173	10,897,790	21,835	1,880,927
Multimanager Large Cap Core Equity Portfolio	22,691,609	1,202,546	1,223,221	23,111,401	—	(204,122)
Multimanager Large Cap Value Portfolio	53,871,523	2,206,567	12,973,532	47,969,387	4,308	(2,794,399)
Multimanager Mid Cap Growth Portfolio	4,315,951	5,300,636	2,292,290	8,026,273	—	12,485
Multimanager Mid Cap Value Portfolio	3,638,434	301,014	1,514,004	2,440,055	378	290,771
Multimanager Multi-Sector Bond Portfolio	98,344,482	55,203,569	7,028,276	157,858,536	16,506	(2,150,909)

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2010, were as follows:

Securities	Market Value December 31, 2009	Purchases at Cost	Sales at Cost	Market Value September 30, 2010	Dividend Income	Realized Gain (Loss)
Multimanager Small Cap Growth Portfolio	$—	$8,532,601	$48,846	$8,998,203	$—	$(276)
Multimanager Small Cap Value Portfolio	5,270,746	300,636	383,241	5,670,868	—	(128,466)

	$1,937,351,903	$312,733,466	$259,971,774	$2,071,747,902	$5,816,971	$28,600,115

(a)	formerly known as AXA Tactical Manager International Portfolio–II
(b)	formerly known as AXA Tactical Manager 500 Portfolio–II
(c)	formerly known as AXA Tactical Manager 400 Portfolio–II
(d)	formerly known as AXA Tactical Manager 2000 Portfolio–II

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$2,071,747,902	$—	$2,071,747,902

Total Assets	$—	$2,071,747,902	$—	$2,071,747,902

Total Liabilities	$—	$—	$—	$—

Total	$—	$2,071,747,902	$—	$2,071,747,902

Investment security transactions for the nine months ended September 30, 2010 were as follows:

Cost of Purchases:
Investment Companies	$312,733,466
Net Proceeds of Sales and Redemptions:
Investment Companies	$279,234,951

As of September 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$158,772,526
Aggregate gross unrealized depreciation	(14,052,728)

Net unrealized appreciation	$144,719,798

Federal income tax cost of investments	$1,927,028,104

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
ATM International Portfolio‡	80,044,255	$797,533,246
ATM Large Cap Portfolio‡	125,065,936	1,317,105,406
ATM Mid Cap Portfolio‡	24,571,600	274,516,780
ATM Small Cap Portfolio‡	28,072,035	306,287,337
EQ/AllianceBernstein International Portfolio‡	9,066,448	75,523,604
EQ/AllianceBernstein Small Cap Growth Portfolio‡	8,502,821	120,110,499
EQ/AXA Franklin Small Cap Value Core Portfolio‡	9,520,830	83,671,409
EQ/BlackRock Basic Value Equity Portfolio‡	9,488,167	117,939,156
EQ/BlackRock International Value Portfolio‡	8,067,629	90,347,883
EQ/Boston Advisors Equity Income Portfolio‡	24,576,608	120,480,310
EQ/Core Bond Index Portfolio‡	121,016,386	1,221,446,900
EQ/GAMCO Small Company Value Portfolio‡	2,926,185	98,745,254
EQ/Global Bond PLUS Portfolio‡	46,525,444	486,623,456
EQ/Global Multi-Sector Equity Portfolio‡	17,130,557	201,205,233
EQ/Intermediate Government Bond Index Portfolio‡	37,870,264	386,129,423
EQ/International Core PLUS Portfolio‡	15,529,671	140,070,953
EQ/International ETF Portfolio‡	13,131,601	91,700,876
EQ/International Growth Portfolio‡	17,150,019	102,808,976
EQ/Large Cap Core PLUS Portfolio‡	18,522,913	131,845,910
EQ/Large Cap Growth Index Portfolio‡	18,890,143	149,336,364
EQ/Large Cap Growth PLUS Portfolio‡	19,549,840	299,342,104
EQ/Large Cap Value PLUS Portfolio‡	31,817,075	297,071,850
EQ/Mid Cap Index Portfolio‡	1,787,515	13,403,321
EQ/PIMCO Ultra Short Bond Portfolio‡	46,460,748	464,679,269
EQ/Quality Bond PLUS Portfolio‡	92,660,433	903,903,001
EQ/Small Company Index Portfolio‡	2,634,366	24,211,801
Multimanager Core Bond Portfolio‡	98,599,348	1,073,311,813
Multimanager International Equity Portfolio‡	15,980,368	170,682,249
Multimanager Large Cap Core Equity Portfolio‡	12,994,178	119,879,551
Multimanager Large Cap Value Portfolio‡	22,443,504	201,051,982
Multimanager Mid Cap Growth Portfolio*‡	2,926,780	23,346,134
Multimanager Mid Cap Value Portfolio‡	1,315,802	11,695,795
Multimanager Multi-Sector Bond Portfolio‡	189,509,705	765,831,693
Multimanager Small Cap Growth Portfolio*‡	10,889,081	82,151,182
Multimanager Small Cap Value Portfolio‡	3,337,936	30,878,822

Total Investment Companies (99.9%) (Cost $10,128,144,509)		10,794,869,542

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (0.1%)
JPMorgan Chase Nassau 0.000%, 10/1/10 (Amortized Cost $9,971,763)	$9,971,763	9,971,763

Total Investments (100.0%) (Cost/Amortized Cost $10,138,116,272)		10,804,841,305
Other Assets Less Liabilities (0.0%)		(5,075,506)

Net Assets (100%)		$10,799,765,799

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class A shares for AXA Premier VIP Trust Portfolios (Multimanager) and Class IA shares for EQ Advisors Trust Portfolios.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2010, were as follows:

Securities	Market Value December 31, 2009	Purchases at Cost	Sales at Cost	Market Value September 30, 2010	Dividend Income	Realized Gain (Loss)
ATM International Portfolio(a)	$769,292,090	$92,746,619	$64,279,744	$797,533,246	$141,450	$497,224
ATM Large Cap Portfolio(b)	1,373,799,749	92,744,360	132,712,713	1,317,105,406	—	50,244,063
ATM Mid Cap Portfolio(c)	341,991,556	10,472,782	84,856,803	274,516,780	—	20,256,871
ATM Small Cap Portfolio(d)	231,355,933	108,292,730	41,182,813	306,287,337	—	11,333,452
EQ/AllianceBernstein International Portfolio	63,298,489	14,128,998	2,181,120	75,523,604	58,670	1,262,698
EQ/AllianceBernstein Small Cap Growth Portfolio	82,495,371	36,219,882	7,095,990	120,110,499	—	6,543,307
EQ/AXA Franklin Small Cap Value Core Portfolio	85,353,378	404,773	8,789,364	83,671,409	—	(1,248,007)
EQ/BlackRock Basic Value Equity Portfolio	125,383,661	1,778,323	12,278,001	117,939,156	—	(2,026,006)
EQ/BlackRock International Value Portfolio	78,097,868	14,360,881	8,029,134	90,347,883	100,443	(3,437,378)
EQ/Boston Advisors Equity Income Portfolio	159,100,630	1,287,599	43,480,514	120,480,310	171,497	5,311,642
EQ/Core Bond Index Portfolio	1,018,700,444	171,131,802	48,822,248	1,221,446,900	428,487	3,395,599
EQ/GAMCO Small Company Value Portfolio	67,660,326	24,675,993	5,398,078	98,745,254	—	96,139
EQ/Global Bond PLUS Portfolio	424,596,534	45,231,860	19,935,853	486,623,456	—	(420,886)
EQ/Global Multi-Sector Equity Portfolio	150,273,043	48,747,300	10,367,856	201,205,233	41,534	(2,332,282)
EQ/Intermediate Government Bond Index Portfolio	413,338,197	2,855,278	53,441,194	386,129,423	3,638	1,277,895
EQ/International Core PLUS Portfolio	109,019,175	29,140,624	2,657,294	140,070,953	70,296	786,524
EQ/International ETF Portfolio	88,989,845	4,938,487	2,729,815	91,700,876	—	769,661
EQ/International Growth Portfolio	76,416,083	23,622,588	2,494,846	102,808,976	36,259	1,605,952
EQ/Large Cap Core PLUS Portfolio	132,249,923	1,055,355	3,718,410	131,845,910	104,808	2,021,286
EQ/Large Cap Growth Index Portfolio	168,930,318	1,280,081	18,669,091	149,336,364	139,425	8,218,545
EQ/Large Cap Growth PLUS Portfolio	265,923,225	36,432,270	8,686,433	299,342,104	31,177	2,792,959
EQ/Large Cap Value PLUS Portfolio	440,698,543	601,207	101,122,625	297,071,850	—	57,882,568
EQ/Mid Cap Index Portfolio	26,145,204	165,555	9,316,842	13,403,321	—	6,785,618
EQ/PIMCO Ultra Short Bond Portfolio	503,561,595	41,143,201	85,184,585	464,679,269	39,004	(65,490)
EQ/Quality Bond PLUS Portfolio	1,075,762,361	23,800,870	299,424,395	903,903,001	—	(22,518,212)
EQ/Small Company Index Portfolio	32,440,947	165,555	6,724,972	24,211,801	—	4,227,488
Multimanager Core Bond Portfolio	1,111,118,341	74,018,137	172,880,895	1,073,311,813	24,709,101	1,324,103
Multimanager International Equity Portfolio	212,218,974	1,762,388	64,855,740	170,682,249	266,067	(21,867,706)
Multimanager Large Cap Core Equity Portfolio	123,670,186	950,547	7,398,463	119,879,551	—	(1,658,767)
Multimanager Large Cap Value Portfolio	265,670,323	1,730,394	102,363,944	201,051,982	19,409	(27,432,492)
Multimanager Mid Cap Growth Portfolio	27,132,679	165,555	8,256,918	23,346,134	—	(1,604,458)
Multimanager Mid Cap Value Portfolio	19,698,619	166,843	10,159,185	11,695,795	1,288	(406,725)
Multimanager Multi-Sector Bond Portfolio	438,288,593	304,370,561	27,312,842	765,831,693	76,486	(7,472,938)

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2010, were as follows:

Securities	Market Value December 31, 2009	Purchases at Cost	Sales at Cost	Market Value September 30, 2010	Dividend Income	Realized Gain (Loss)
Multimanager Small Cap Growth Portfolio	$71,175,071	$8,070,328	$3,846,284	$82,151,182	$—	$(402,466)
Multimanager Small Cap Value Portfolio	29,897,789	190,109	1,842,154	30,878,822	—	(694,215)

	$10,603,745,063	$1,218,849,835	$1,482,497,158	$10,794,869,542	$26,439,039	$93,045,566

(a)	formerly known as AXA Tactical Manager International Portfolio–II
(b)	formerly known as AXA Tactical Manager 500 Portfolio–II
(c)	formerly known as AXA Tactical Manager 400 Portfolio–II
(d)	formerly known as AXA Tactical Manager 2000 Portfolio–II

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	—	10,794,869,542	—	10,794,869,542
Short-Term Investments	—	9,971,763	—	9,971,763

Total Assets	$—	$10,804,841,305	$—	$10,804,841,305

Total Liabilities	$—	$—	$—	$—

Total	$—	$10,804,841,305	$—	$10,804,841,305

Investment security transactions for the nine months ended September 30, 2010 were as follows:

Cost of Purchases:
Investment Companies	$1,218,849,835
Net Proceeds of Sales and Redemptions:
Investment Companies	$1,516,361,483

As of September 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$822,841,293
Aggregate gross unrealized depreciation	(156,055,565)

Net unrealized appreciation	$666,785,728

Federal income tax cost of investments	$10,138,055,577

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
ATM International Portfolio‡	114,348,455	$1,139,328,414
ATM Large Cap Portfolio‡	192,221,623	2,024,341,292
ATM Mid Cap Portfolio‡	39,077,108	436,574,012
ATM Small Cap Portfolio‡	49,064,716	535,333,522
EQ/AllianceBernstein International Portfolio‡	16,888,866	140,684,432
EQ/AllianceBernstein Small Cap Growth Portfolio‡	15,602,020	220,393,489
EQ/AXA Franklin Small Cap Value Core Portfolio‡	11,500,335	101,067,786
EQ/BlackRock Basic Value Equity Portfolio‡	14,449,606	179,610,503
EQ/BlackRock International Value Portfolio‡	14,159,085	158,564,967
EQ/Boston Advisors Equity Income Portfolio‡	33,514,538	164,296,145
EQ/Core Bond Index Portfolio‡	110,734,269	1,117,667,068
EQ/GAMCO Small Company Value Portfolio‡	2,870,677	96,872,099
EQ/Global Multi-Sector Equity Portfolio‡	18,297,074	214,906,437
EQ/Intermediate Government Bond Index Portfolio‡	32,911,513	335,569,444
EQ/International Core PLUS Portfolio‡	19,038,131	171,715,746
EQ/International ETF Portfolio‡	18,377,397	128,333,436
EQ/International Growth Portfolio‡	31,411,797	188,303,858
EQ/Large Cap Core PLUS Portfolio‡	24,257,658	172,665,766
EQ/Large Cap Growth Index Portfolio‡	33,438,702	264,350,255
EQ/Large Cap Growth PLUS Portfolio‡	27,560,321	421,996,532
EQ/Large Cap Value PLUS Portfolio‡	42,687,905	398,571,370
EQ/Mid Cap Index Portfolio‡	1,783,880	13,376,058
EQ/PIMCO Ultra Short Bond Portfolio‡	25,543,730	255,476,765
EQ/Quality Bond PLUS Portfolio‡	62,429,827	609,003,280
EQ/Small Company Index Portfolio‡	3,224,067	29,631,602
Multimanager Core Bond Portfolio‡	88,840,320	967,079,059
Multimanager International Equity Portfolio‡	20,380,134	217,675,027
Multimanager Large Cap Core Equity Portfolio‡	28,341,981	261,472,790
Multimanager Large Cap Value Portfolio‡	42,256,660	378,540,950
Multimanager Mid Cap Growth Portfolio*‡	2,398,409	19,131,457
Multimanager Mid Cap Value Portfolio‡	1,318,362	11,718,550
Multimanager Multi-Sector Bond Portfolio‡	40,049,607	161,845,317
Multimanager Small Cap Growth Portfolio*‡	24,463,164	184,559,002
Multimanager Small Cap Value Portfolio‡	16,696,736	154,459,397

Total Investments (100.1%) (Cost $10,938,080,549)		11,875,115,827
Other Assets Less Liabilities (-0.1%)		(15,473,261)

Net Assets (100%)		$11,859,642,566

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class A shares for AXA Premier VIP Trust Portfolios (Multimanager) and Class IA shares for EQ Advisors Trust Portfolios.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2010, were as follows:

Securities	Market Value December 31, 2009	Purchases at Cost	Sales at Cost	Market Value September 30, 2010	Dividend Income	Realized Gain (Loss)
ATM International Portfolio(a)	$1,144,586,479	$89,164,347	$87,639,281	$1,139,328,414	$200,746	$(2,185)
ATM Large Cap Portfolio(b)	2,085,083,774	106,281,747	142,029,910	2,024,341,292	—	66,659,949
ATM Mid Cap Portfolio(c)	487,128,578	15,215,620	80,391,134	436,574,012	—	24,075,459
ATM Small Cap Portfolio(d)	355,943,575	200,476,236	37,301,258	535,333,522	—	16,069,917
EQ/AllianceBernstein International Portfolio	137,454,992	10,390,401	4,771,933	140,684,432	109,890	2,704,959
EQ/AllianceBernstein Small Cap Growth Portfolio	179,367,217	24,510,452	6,029,246	220,393,489	—	5,125,610
EQ/AXA Franklin Small Cap Value Core Portfolio	97,636,832	535,814	4,151,568	101,067,786	—	(663,474)
EQ/BlackRock Basic Value Equity Portfolio	189,623,746	2,710,880	17,850,959	179,610,503	—	(3,639,811)
EQ/BlackRock International Value Portfolio	163,786,455	10,468,515	25,628,950	158,564,967	188,004	(8,152,058)
EQ/Boston Advisors Equity Income Portfolio	192,373,334	1,991,923	37,598,912	164,296,145	234,623	3,872,732
EQ/Core Bond Index Portfolio	832,990,511	262,238,727	45,981,461	1,117,667,068	370,211	3,317,998
EQ/GAMCO Small Company Value Portfolio	83,667,565	8,989,394	7,929,010	96,872,099	—	48,587
EQ/Global Multi-Sector Equity Portfolio	194,743,947	22,804,991	22,166,397	214,906,437	44,540	(11,011,542)
EQ/Intermediate Government Bond Index Portfolio	364,928,925	3,279,380	52,983,567	335,569,444	3,173	1,337,345
EQ/International Core PLUS Portfolio	161,361,209	14,072,626	5,101,893	171,715,746	86,383	1,442,492
EQ/International ETF Portfolio	128,972,948	5,079,234	5,482,040	128,333,436	—	1,451,417
EQ/International Growth Portfolio	167,618,615	17,067,582	4,191,006	188,303,858	66,583	2,664,216
EQ/Large Cap Core PLUS Portfolio	174,059,773	1,656,632	5,620,765	172,665,766	137,727	2,978,503
EQ/Large Cap Growth Index Portfolio	263,926,486	2,287,280	8,426,905	264,350,255	247,316	3,349,622
EQ/Large Cap Growth PLUS Portfolio	395,935,831	33,837,362	15,346,873	421,996,532	46,400	3,284,874
EQ/Large Cap Value PLUS Portfolio	496,332,984	698,132	68,322,418	398,571,370	—	47,134,865
EQ/Mid Cap Index Portfolio	33,879,918	238,395	14,386,217	13,376,058	—	10,686,159
EQ/PIMCO Ultra Short Bond Portfolio	328,857,253	1,107,894	78,916,186	255,476,765	21,509	(1,410,414)
EQ/Quality Bond PLUS Portfolio	790,773,312	7,628,634	241,031,566	609,003,280	—	6,522,829
EQ/Small Company Index Portfolio	28,911,640	476,790	1,397,221	29,631,602	—	847,531
Multimanager Core Bond Portfolio	956,977,192	108,369,246	146,661,990	967,079,059	20,787,113	4,723,446
Multimanager International Equity Portfolio	288,002,673	2,402,410	104,910,589	217,675,027	362,446	(33,084,063)
Multimanager Large Cap Core Equity Portfolio	266,964,994	1,548,418	12,673,943	261,472,790	—	(3,453,004)
Multimanager Large Cap Value Portfolio	437,591,383	2,834,960	113,155,763	378,540,950	35,543	(36,879,602)
Multimanager Mid Cap Growth Portfolio	33,522,212	238,395	20,434,572	19,131,457	—	(2,112,196)
Multimanager Mid Cap Value Portfolio	32,869,979	239,981	24,210,674	11,718,550	1,586	861,702
Multimanager Multi-Sector Bond Portfolio	—	155,664,241	—	161,845,317	14,241	—
Multimanager Small Cap Growth Portfolio	178,775,741	1,995,695	11,901,958	184,559,002	—	(1,057,939)

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2010, were as follows:

Securities	Market Value December 31, 2009	Purchases at Cost	Sales at Cost	Market Value September 30, 2010	Dividend Income	Realized Gain (Loss)
Multimanager Small Cap Value Portfolio	$148,067,770	$550,570	$5,854,199	$154,459,397	$—	$(2,055,270)

	$11,822,717,843	$1,117,052,904	$1,460,480,364	$11,875,115,827	$22,958,034	$105,638,654

(a)	formerly known as AXA Tactical Manager International Portfolio–II
(b)	formerly known as AXA Tactical Manager 500 Portfolio–II
(c)	formerly known as AXA Tactical Manager 400 Portfolio–II
(d)	formerly known as AXA Tactical Manager 2000 Portfolio–II

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$11,875,115,827	$—	$11,875,115,827

Total Assets	$—	$11,875,115,827	$—	$11,875,115,827

Total Liabilities	$—	$—	$—	$—

Total	$—	$11,875,115,827	$—	$11,875,115,827

Investment security transactions for the nine months ended September 30, 2010 were as follows:

Cost of Purchases:
Investment Companies	$1,117,052,904
Net Proceeds of Sales and Redemptions:
Investment Companies	$1,475,698,378

As of September 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,127,789,445
Aggregate gross unrealized depreciation	(190,913,168)

Net unrealized appreciation	$936,876,277

Federal income tax cost of investments	$10,938,239,550

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
ATM International Portfolio‡	38,811,363	$386,702,982
ATM Large Cap Portfolio‡	72,397,017	762,433,850
ATM Mid Cap Portfolio‡	11,309,754	126,353,889
ATM Small Cap Portfolio‡	19,441,574	212,122,422
EQ/AllianceBernstein International Portfolio‡	7,774,221	64,759,344
EQ/AllianceBernstein Small Cap Growth Portfolio‡	5,670,594	80,102,575
EQ/AXA Franklin Small Cap Value Core Portfolio‡	4,620,360	40,604,867
EQ/BlackRock Basic Value Equity Portfolio‡	5,451,929	67,768,195
EQ/BlackRock International Value Portfolio‡	7,266,387	81,374,921
EQ/Boston Advisors Equity Income Portfolio‡	9,513,978	46,639,755
EQ/Core Bond Index Portfolio‡	12,904,349	130,246,640
EQ/GAMCO Small Company Value Portfolio‡	2,231,008	75,286,221
EQ/Global Multi-Sector Equity Portfolio‡	6,125,958	71,951,816
EQ/Intermediate Government Bond Index Portfolio‡	2,194,825	22,378,678
EQ/International Core PLUS Portfolio‡	4,748,630	42,830,602
EQ/International ETF Portfolio‡	5,279,738	36,869,581
EQ/International Growth Portfolio‡	14,492,390	86,877,325
EQ/Large Cap Core PLUS Portfolio‡	9,134,383	65,018,444
EQ/Large Cap Growth Index Portfolio‡	12,646,951	99,980,699
EQ/Large Cap Growth PLUS Portfolio‡	10,037,412	153,690,262
EQ/Large Cap Value PLUS Portfolio‡	20,473,458	191,157,994
EQ/Mid Cap Index Portfolio‡	579,248	4,343,377
EQ/PIMCO Ultra Short Bond Portfolio‡	2,189,021	21,893,590
EQ/Quality Bond PLUS Portfolio‡	5,260,120	51,312,494
EQ/Small Company Index Portfolio‡	516,773	4,749,530
Multimanager Core Bond Portfolio‡	5,284,702	57,527,083
Multimanager International Equity Portfolio‡	3,960,454	42,300,597
Multimanager Large Cap Core Equity Portfolio‡	10,641,601	98,175,534
Multimanager Large Cap Value Portfolio‡	17,430,232	156,142,406
Multimanager Mid Cap Growth Portfolio*‡	680,091	5,424,905
Multimanager Mid Cap Value Portfolio‡	906,532	8,057,914
Multimanager Multi-Sector Bond Portfolio‡	5,782,925	23,369,502
Multimanager Small Cap Growth Portfolio*‡	8,368,468	63,134,765
Multimanager Small Cap Value Portfolio‡	579,844	5,364,063

Total Investments (100.1%) (Cost $3,048,454,594)		3,386,946,822
Other Assets Less Liabilities (-0.1%)		(1,898,680)

Net Assets (100%)		$3,385,048,142

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class A shares for AXA Premier VIP Trust Portfolios (Multimanager) and Class IA shares for EQ Advisors Trust Portfolios.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2010, were as follows:

Securities	Market Value December 31, 2009	Purchases at Cost	Sales at Cost	Market Value September 30, 2010	Dividend Income	Realized Gain (Loss)
ATM International Portfolio(a)	$393,730,203	$29,905,780	$33,232,732	$386,702,982	$66,865	$(909,642)
ATM Large Cap Portfolio(b)	782,071,711	49,900,035	58,504,110	762,433,850	—	23,908,314
ATM Mid Cap Portfolio(c)	201,196,199	4,934,693	80,131,447	126,353,889	—	7,563,235
ATM Small Cap Portfolio(d)	147,039,409	76,177,303	19,626,352	212,122,422	—	6,855,257
EQ/AllianceBernstein International Portfolio	68,311,907	2,379,918	3,337,842	64,759,344	51,042	1,977,869
EQ/AllianceBernstein Small Cap Growth Portfolio	66,228,475	8,682,108	2,558,349	80,102,575	—	2,148,852
EQ/AXA Franklin Small Cap Value Core Portfolio	34,471,978	5,942,126	2,763,574	40,604,867	—	(484,943)
EQ/BlackRock Basic Value Equity Portfolio	70,357,616	2,700,115	6,551,053	67,768,195	—	(781,147)
EQ/BlackRock International Value Portfolio	87,063,514	2,423,402	13,627,529	81,374,921	94,526	(5,311,818)
EQ/Boston Advisors Equity Income Portfolio	51,385,599	1,971,759	8,664,916	46,639,755	67,001	934,869
EQ/Core Bond Index Portfolio	70,498,350	59,611,400	6,797,265	130,246,640	40,669	528,172
EQ/GAMCO Small Company Value Portfolio	49,911,220	19,164,100	3,415,245	75,286,221	—	229,251
EQ/Global Multi-Sector Equity Portfolio	72,797,975	2,715,107	9,452,385	71,951,816	14,992	(3,682,479)
EQ/Intermediate Government Bond Index Portfolio	23,242,737	591,605	2,791,385	22,378,678	213	75,574
EQ/International Core PLUS Portfolio	44,491,513	1,612,454	2,696,297	42,830,602	21,738	643,944
EQ/International ETF Portfolio	38,170,238	1,335,883	2,200,585	36,869,581	—	554,758
EQ/International Growth Portfolio	83,479,326	4,161,432	3,074,762	86,877,325	30,940	1,936,694
EQ/Large Cap Core PLUS Portfolio	66,175,802	2,789,124	3,784,640	65,018,444	52,316	2,137,393
EQ/Large Cap Growth Index Portfolio	100,001,878	3,181,593	4,904,949	99,980,699	94,051	1,928,755
EQ/Large Cap Growth PLUS Portfolio	154,419,349	6,469,840	7,992,365	153,690,262	18,199	2,485,836
EQ/Large Cap Value PLUS Portfolio	215,457,296	1,325,234	17,633,023	191,157,994	—	14,276,486
EQ/Mid Cap Index Portfolio	15,195,959	240,658	7,483,501	4,343,377	—	4,971,787
EQ/PIMCO Ultra Short Bond Portfolio	28,335,495	593,249	7,256,627	21,893,590	1,857	35,333
EQ/Quality Bond PLUS Portfolio	65,442,873	2,010,611	19,624,030	51,312,494	—	1,243,566
EQ/Small Company Index Portfolio	4,794,222	481,316	603,056	4,749,530	—	307,522
Multimanager Core Bond Portfolio	69,406,183	4,486,741	19,409,281	57,527,083	1,435,892	547,296
Multimanager International Equity Portfolio	44,914,608	2,404,873	4,181,592	42,300,597	55,492	676,642
Multimanager Large Cap Core Equity Portfolio	101,493,167	3,328,200	10,585,006	98,175,534	—	(3,296,014)
Multimanager Large Cap Value Portfolio	177,707,317	4,525,255	46,806,049	156,142,406	14,272	(14,783,136)
Multimanager Mid Cap Growth Portfolio	5,162,866	240,658	492,230	5,424,905	—	(36,942)
Multimanager Mid Cap Value Portfolio	7,579,596	241,416	450,003	8,057,914	758	5,286
Multimanager Multi-Sector Bond Portfolio	—	22,227,995	—	23,369,502	2,995	—
Multimanager Small Cap Growth Portfolio	58,912,710	4,218,800	5,154,421	63,134,765	—	(295,093)

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2010, were as follows:

Securities	Market Value December 31, 2009	Purchases at Cost	Sales at Cost	Market Value September 30, 2010	Dividend Income	Realized Gain (Loss)
Multimanager Small Cap Value Portfolio	$5,807,052	$758,666	$1,825,023	$5,364,063	$—	$(307,030)

	$3,405,254,343	$333,733,449	$417,611,624	$3,386,946,822	$2,063,818	$46,084,447

(a)	formerly known as AXA Tactical Manager International Portfolio–II
(b)	formerly known as AXA Tactical Manager 500 Portfolio–II
(c)	formerly known as AXA Tactical Manager 400 Portfolio–II
(d)	formerly known as AXA Tactical Manager 2000 Portfolio–II

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$3,386,946,822	$—	$3,386,946,822

Total Assets	$—	$3,386,946,822	$—	$3,386,946,822

Total Liabilities	$—	$—	$—	$—

Total	$—	$3,386,946,822	$—	$3,386,946,822

Investment security transactions for the nine months ended September 30, 2010 were as follows:

Cost of Purchases:
Investment Companies	$333,733,449
Net Proceeds of Sales and Redemptions:
Investment Companies	$430,666,428

As of September 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$374,414,095
Aggregate gross unrealized depreciation	(36,164,348)

Net unrealized appreciation	$338,249,747

Federal income tax cost of investments	$3,048,697,075

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (12.8%)
Auto Components (0.3%)
Amerigon, Inc.*	1,800	$18,540
Autoliv, Inc.	600	39,198
BorgWarner, Inc.*	27,623	1,453,522
Drew Industries, Inc.*	1,400	29,204
Federal-Mogul Corp.*	100	1,891
Fuel Systems Solutions, Inc.*	1,800	70,398
Gentex Corp.	11,900	232,169
Goodyear Tire & Rubber Co.*	20,593	221,375
Johnson Controls, Inc.	78,541	2,395,501
Lear Corp.*	300	23,679
TRW Automotive Holdings Corp.*	2,900	120,524

		4,606,001

Automobiles (0.3%)
Ford Motor Co.*	304,100	3,722,184
Harley-Davidson, Inc.	19,400	551,736
Thor Industries, Inc.	2,600	86,840

		4,360,760

Distributors (0.0%)
LKQ Corp.*	12,018	249,974

Diversified Consumer Services (0.1%)
American Public Education, Inc.*	1,643	53,989
Apollo Group, Inc., Class A*	10,961	562,847
Bridgepoint Education, Inc.*	1,425	22,030
DeVry, Inc.	5,346	263,077
Education Management Corp.*	700	10,276
Grand Canyon Education, Inc.*	2,000	43,860
Hillenbrand, Inc.	3,408	73,306
ITT Educational Services, Inc.*	3,000	210,810
K12, Inc.*	2,197	63,779
Learning Tree International, Inc.	700	7,084
Lincoln Educational Services Corp.*	1,300	18,733
Pre-Paid Legal Services, Inc.*	600	37,494
Princeton Review, Inc.*	1,100	2,244
Sotheby’s, Inc.	6,600	243,012
Steiner Leisure Ltd.*	800	30,480
Strayer Education, Inc.	1,240	216,380
Universal Technical Institute, Inc.	1,961	38,338
Weight Watchers International, Inc.	968	30,192

		1,927,931

Hotels, Restaurants & Leisure (2.5%)
AFC Enterprises, Inc.*	1,100	13,640
Ambassadors Group, Inc.	1,500	17,010
Ameristar Casinos, Inc.	2,398	41,845
BJ’s Restaurants, Inc.*	2,700	76,032
Brinker International, Inc.	2,400	45,264
Buffalo Wild Wings, Inc.*	2,200	105,358
Burger King Holdings, Inc.	6,540	156,175
California Pizza Kitchen, Inc.*	1,300	22,178
Carnival Corp.	19,578	748,075
CEC Entertainment, Inc.*	2,094	71,887
Chipotle Mexican Grill, Inc.*	17,100	2,941,200
Choice Hotels International, Inc.	200	7,292
Cracker Barrel Old Country Store, Inc.	2,100	106,596
Ctrip.com International Ltd. (ADR)*	35,586	1,699,232
Darden Restaurants, Inc.	12,000	513,360
Denny’s Corp.*	7,700	23,947
DineEquity, Inc.*	2,200	98,956
Einstein Noah Restaurant Group, Inc.*	200	2,120
International Game Technology	22,153	320,111
International Speedway Corp., Class A	200	4,880
Interval Leisure Group, Inc.*	3,592	48,384
Isle of Capri Casinos, Inc.*	1,649	11,807
Krispy Kreme Doughnuts, Inc.*	4,600	21,068
Las Vegas Sands Corp.*	172,973	6,028,109
Life Time Fitness, Inc.*	296	11,683
Marriott International, Inc., Class A	35,081	1,256,952
McDonald’s Corp.	184,117	13,718,558
MGM Resorts International*	10,300	116,184
Monarch Casino & Resort, Inc.*	400	4,484
Morgans Hotel Group Co.*	1,800	13,176
Panera Bread Co., Class A*	2,200	194,942
Papa John’s International, Inc.*	1,400	36,932
Peet’s Coffee & Tea, Inc.*	1,100	37,653
Pinnacle Entertainment, Inc.*	3,134	34,944
Ruth’s Hospitality Group, Inc.*	900	3,609
Scientific Games Corp., Class A*	7,600	73,720
Shuffle Master, Inc.*	7,000	58,870
Sonic Corp.*	6,900	55,752
Starbucks Corp.	68,920	1,762,974
Starwood Hotels & Resorts Worldwide, Inc.	40,900	2,149,295
Texas Roadhouse, Inc.*	6,300	88,578
Wendy’s/Arby’s Group, Inc., Class A	21,310	96,534
WMS Industries, Inc.*	6,400	243,648
Wynn Resorts Ltd.	50,825	4,410,085
Yum! Brands, Inc.	33,096	1,524,402

		39,017,501

Household Durables (0.1%)
Harman International Industries, Inc.*	800	26,728
iRobot Corp.*	1,500	27,855
Leggett & Platt, Inc.	7,830	178,211
Mohawk Industries, Inc.*	100	5,330
National Presto Industries, Inc.	459	48,870
NVR, Inc.*	537	347,723
Tempur-Pedic International, Inc.*	6,368	197,408
Tupperware Brands Corp.	5,400	247,104
Universal Electronics, Inc.*	1,100	22,935
Whirlpool Corp.	2,700	218,592

		1,320,756

Internet & Catalog Retail (2.6%)
1-800-FLOWERS.COM, Inc., Class A*	2,100	3,969
Amazon.com, Inc.*	136,584	21,451,883
Blue Nile, Inc.*	1,500	66,735
Drugstore.Com, Inc.*	6,800	13,056
Expedia, Inc.	5,982	168,752
Liberty Media Corp. - Interactive, Class A*	197,595	2,709,028
Netflix, Inc.*	13,700	2,221,592
NutriSystem, Inc.	2,500	48,100
Orbitz Worldwide, Inc.*	200	1,260
Overstock.com, Inc.*	1,300	20,436
PetMed Express, Inc.	1,900	33,250
priceline.com, Inc.*	38,061	13,258,169

		39,996,230

Leisure Equipment & Products (0.1%)
Hasbro, Inc.	11,075	492,948
Leapfrog Enterprises, Inc.*	2,700	14,796
Mattel, Inc.	14,983	351,501
Polaris Industries, Inc.	1,900	123,690
Pool Corp.	3,200	64,224
Smith & Wesson Holding Corp.*	8,200	29,192

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Sturm Ruger & Co., Inc.	1,838	$25,071

		1,101,422

Media (3.6%)
Arbitron, Inc.	2,200	61,534
Cablevision Systems Corp. - New York Group, Class A	382,990	10,030,508
CBS Corp., Class B	33,880	537,337
CKX, Inc.*	5,499	26,945
Comcast Corp., Class A	630,167	10,759,105
Crown Media Holdings, Inc., Class A*	400	956
DIRECTV, Class A*	254,279	10,585,635
Discovery Communications, Inc., Class A*	17,300	753,415
DreamWorks Animation SKG, Inc., Class A*	6,100	194,651
Global Sources Ltd.*	1,540	11,627
Interpublic Group of Cos., Inc.*	170,500	1,710,115
John Wiley & Sons, Inc., Class A	900	36,774
Lamar Advertising Co., Class A*	300	9,546
Liberty Global, Inc., Class A*	12,195	375,728
Liberty Media Corp. - Capital*	75,255	3,917,775
Liberty Media Corp. - Starz*	16,636	1,079,344
Madison Square Garden, Inc., Class A*	98,397	2,074,209
Martha Stewart Living Omnimedia, Inc., Class A*	2,100	9,954
McGraw-Hill Cos., Inc.	18,235	602,849
Meredith Corp.	300	9,993
Morningstar, Inc.*	600	26,736
National CineMedia, Inc.	67,024	1,199,730
News Corp., Class A	39,400	514,564
Omnicom Group, Inc.	20,713	817,749
Playboy Enterprises, Inc., Class B*	1,000	5,140
Regal Entertainment Group, Class A	4,227	55,458
Scripps Networks Interactive, Inc., Class A	7,366	350,474
Sirius XM Radio, Inc.*	320,700	384,840
Thomson Reuters Corp.	10,000	375,300
Time Warner, Inc.	19,800	606,870
Value Line, Inc.	100	1,387
Viacom, Inc., Class B	69,080	2,500,005
Walt Disney Co.	183,728	6,083,234
Warner Music Group Corp.*	1,100	4,950
World Wrestling Entertainment, Inc., Class A	42,700	593,957

		56,308,394

Multiline Retail (0.7%)
99 Cents Only Stores*	3,796	71,669
Big Lots, Inc.*	6,775	225,269
Dollar General Corp.*	5,700	166,725
Dollar Tree, Inc.*	11,400	555,864
Family Dollar Stores, Inc.	12,103	534,469
Kohl’s Corp.*	16,133	849,886
Nordstrom, Inc.	127,990	4,761,228
Target Corp.	71,919	3,843,351

		11,008,461

Specialty Retail (1.3%)
Aaron’s, Inc.	850	15,682
Abercrombie & Fitch Co., Class A	5,600	220,192
Advance Auto Parts, Inc.	7,600	445,968
Aeropostale, Inc.*	8,050	187,162
America’s Car-Mart, Inc.*	900	22,662
AutoNation, Inc.*	500	11,625
AutoZone, Inc.*	2,014	461,025
bebe stores, Inc.	3,400	24,514
Bed Bath & Beyond, Inc.*	24,145	1,048,134
Best Buy Co., Inc.	24,398	996,170
Big 5 Sporting Goods Corp.	2,169	29,108
Buckle, Inc.	2,900	76,966
CarMax, Inc.*	18,540	516,524
Cato Corp., Class A	2,606	69,737
Christopher & Banks Corp.	1,900	15,029
Citi Trends, Inc.*	1,200	29,052
Coldwater Creek, Inc.*	4,600	24,242
Collective Brands, Inc.*	2,656	42,868
Dick’s Sporting Goods, Inc.*	7,400	207,496
Dress Barn, Inc.*	2,252	53,485
DSW, Inc., Class A*	600	17,220
Finish Line, Inc., Class A	1,100	15,301
Gap, Inc.	35,905	669,269
Guess?, Inc.	5,200	211,276
hhgregg, Inc.*	1,000	24,760
Home Depot, Inc.	119,889	3,798,083
HOT Topic, Inc.	2,820	16,892
Jo-Ann Stores, Inc.*	1,047	46,644
Kirkland’s, Inc.*	1,900	26,334
Limited Brands, Inc.	22,400	599,872
Lowe’s Cos., Inc.	92,693	2,066,127
Lumber Liquidators Holdings, Inc.*	2,000	49,140
Midas, Inc.*	1,100	8,371
Office Depot, Inc.*	6,456	29,698
OfficeMax, Inc.*	5,363	70,202
O’Reilly Automotive, Inc.*	15,683	834,336
Penske Automotive Group, Inc.*	1,421	18,757
PetSmart, Inc.	10,600	371,000
Ross Stores, Inc.	10,700	584,434
Sally Beauty Holdings, Inc.*	1,963	21,986
Staples, Inc.	51,692	1,081,397
Stein Mart, Inc.*	2,598	22,940
Systemax, Inc.	400	4,912
Tiffany & Co.	10,039	471,733
TJX Cos., Inc.	28,875	1,288,691
Tractor Supply Co.	66,882	2,652,540
Ulta Salon Cosmetics & Fragrance, Inc.*	3,400	99,280
Urban Outfitters, Inc.*	10,752	338,043
Wet Seal, Inc., Class A*	7,500	25,425
Williams-Sonoma, Inc.	7,980	252,966
Zumiez, Inc.*	1,600	33,856

		20,249,126

Textiles, Apparel & Luxury Goods (1.2%)
American Apparel, Inc.*	2,700	3,321
Cherokee, Inc.	300	5,472
Coach, Inc.	21,614	928,537
Crocs, Inc.*	3,900	50,739
Fossil, Inc.*	4,300	231,297
G-III Apparel Group Ltd.*	700	21,966
Hanesbrands, Inc.*	8,200	212,052
K-Swiss, Inc., Class A*	2,400	30,600
Liz Claiborne, Inc.*	6,868	41,757
Maidenform Brands, Inc.*	2,500	72,125
NIKE, Inc., Class B	152,565	12,226,559
Oxford Industries, Inc.	1,300	30,914
Phillips-Van Heusen Corp.	4,800	288,768
Polo Ralph Lauren Corp.	4,468	401,495
Steven Madden Ltd.*	2,218	91,071
Timberland Co., Class A*	2,670	52,893
True Religion Apparel, Inc.*	2,344	50,021
Under Armour, Inc., Class A*	77,900	3,508,616
Volcom, Inc.*	1,500	28,680

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Warnaco Group, Inc.*	5,300	$270,989
Weyco Group, Inc.	300	7,266

		18,555,138

Total Consumer Discretionary		198,701,694

Consumer Staples (5.3%)
Beverages (1.9%)
Brown-Forman Corp., Class B	6,600	406,824
Coca-Cola Bottling Co. Consolidated	300	15,879
Coca-Cola Co.	111,306	6,513,627
Coca-Cola Enterprises, Inc.	16,436	509,516
Diageo plc (ADR)	93,100	6,424,831
Dr. Pepper Snapple Group, Inc.	6,200	220,224
Hansen Natural Corp.*	5,600	261,072
National Beverage Corp.	100	1,400
PepsiCo, Inc.	227,521	15,116,495

		29,469,868

Food & Staples Retailing (0.8%)
Arden Group, Inc., Class A	100	8,250
Costco Wholesale Corp.	31,169	2,010,089
CVS Caremark Corp.	12,411	390,574
Pantry, Inc.*	300	7,233
Pricesmart, Inc.	1,200	34,956
Sysco Corp.	41,937	1,196,043
Village Super Market, Inc., Class A	635	17,742
Walgreen Co.	63,164	2,115,994
Wal-Mart Stores, Inc.	87,305	4,672,564
Whole Foods Market, Inc.*	67,864	2,518,433

		12,971,878

Food Products (1.2%)
Alico, Inc.	200	4,648
Campbell Soup Co.	10,850	387,887
ConAgra Foods, Inc.	5,600	122,864
Flowers Foods, Inc.	5,100	126,684
General Mills, Inc.	27,976	1,022,243
Green Mountain Coffee Roasters, Inc.*	9,000	280,710
H.J. Heinz Co.	10,864	514,628
Hershey Co.	7,713	367,062
Kellogg Co.	188,103	9,501,082
Lifeway Foods, Inc.*	400	4,208
McCormick & Co., Inc. (Non-Voting)	5,449	229,076
Mead Johnson Nutrition Co.	89,683	5,103,860
Sara Lee Corp.	39,554	531,210
Smart Balance, Inc.*	3,900	15,132

		18,211,294

Household Products (0.8%)
Church & Dwight Co., Inc.	6,100	396,134
Clorox Co.	10,937	730,154
Colgate-Palmolive Co.	29,098	2,236,472
Kimberly-Clark Corp.	23,179	1,507,794
Procter & Gamble Co.	111,307	6,675,081

		11,545,635

Personal Products (0.1%)
Avon Products, Inc.	30,360	974,860
Estee Lauder Cos., Inc., Class A	9,514	601,570
Herbalife Ltd.	5,300	319,855
Inter Parfums, Inc.	100	1,759
USANA Health Sciences, Inc.*	500	20,180

		1,918,224

Tobacco (0.5%)
Altria Group, Inc.	85,993	2,065,552
Philip Morris International, Inc.	110,434	6,186,513
Star Scientific, Inc.*	1,100	2,310

		8,254,375

Total Consumer Staples		82,371,274

Energy (6.7%)
Energy Equipment & Services (2.7%)
Atwood Oceanics, Inc.*	200	6,090
Baker Hughes, Inc.	9,700	413,220
Cameron International Corp.*	49,266	2,116,467
Core Laboratories N.V.	3,800	334,552
Dresser-Rand Group, Inc.*	7,000	258,230
Dril-Quip, Inc.*	2,400	149,064
FMC Technologies, Inc.*	11,500	785,335
Halliburton Co.	227,300	7,516,811
McDermott International, Inc.*	18,528	273,844
Nabors Industries Ltd.*	9,400	169,764
National Oilwell Varco, Inc.	168,281	7,483,456
Oil States International, Inc.*	100	4,655
Pride International, Inc.*	6,957	204,745
Rowan Cos., Inc.*	2,183	66,276
RPC, Inc.	2,400	50,784
Schlumberger Ltd.	94,251	5,806,804
Superior Energy Services, Inc.*	100	2,669
TETRA Technologies, Inc.*	3,406	34,741
Transocean Ltd.*	71,400	4,590,306
Weatherford International Ltd.*	691,620	11,826,702

		42,094,515

Oil, Gas & Consumable Fuels (4.0%)
Anadarko Petroleum Corp.	324,739	18,526,360
Apco Oil and Gas International, Inc.	1,200	41,532
Arch Coal, Inc.	9,500	253,745
BPZ Resources, Inc.*	9,200	35,236
Brigham Exploration Co.*	4,998	93,712
Cheniere Energy, Inc.*	3,100	7,812
Chevron Corp.	8,900	721,345
Cimarex Energy Co.	7,000	463,260
Clean Energy Fuels Corp.*	4,600	65,366
Concho Resources, Inc.*	7,600	502,892
ConocoPhillips	40,400	2,320,172
Consol Energy, Inc.	8,481	313,458
Contango Oil & Gas Co.*	1,100	55,176
Denbury Resources, Inc.*	170,877	2,715,235
Endeavour International Corp.*	9,200	11,868
EOG Resources, Inc.	56,106	5,216,175
EQT Corp.	12,073	435,352
EXCO Resources, Inc.	69,400	1,031,978
Exxon Mobil Corp.	331,686	20,494,878
Forest Oil Corp.*	6,000	178,200
Frontline Ltd.	900	25,587
FX Energy, Inc.*	3,300	13,662
Golar LNG Ltd.	2,400	30,048
Gulfport Energy Corp.*	3,600	49,824
Holly Corp.	700	20,125
Isramco, Inc.*	200	12,040
James River Coal Co.*	3,400	59,602
Marathon Oil Corp.	15,600	516,360
Murphy Oil Corp.	500	30,960
Noble Energy, Inc.	13,600	1,021,224
Northern Oil and Gas, Inc.*	1,700	28,798
Occidental Petroleum Corp.	17,350	1,358,505
Panhandle Oil and Gas, Inc., Class A	600	14,814
Peabody Energy Corp.	26,200	1,284,062
Petrohawk Energy Corp.*	17,790	287,131
Quicksilver Resources, Inc.*	200	2,520
Range Resources Corp.	16,967	646,952

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Rex Energy Corp.*	1,400	$17,920
SandRidge Energy, Inc.*	5,600	31,808
Southwestern Energy Co.*	56,138	1,877,255
Suncor Energy, Inc.	36,230	1,179,286
Syntroleum Corp.*	9,600	17,952
Ultra Petroleum Corp.*	12,600	528,948
VAALCO Energy, Inc.*	1,500	8,610
Venoco, Inc.*	1,600	31,408
W&T Offshore, Inc.	2,400	25,440
Warren Resources, Inc.*	4,700	18,659
Whiting Petroleum Corp.*	100	9,551
Williams Cos., Inc.	19,800	378,378

		63,011,181

Total Energy		105,105,696

Financials (4.5%)
Capital Markets (1.2%)
Affiliated Managers Group, Inc.*	3,700	288,637
Ameriprise Financial, Inc.	3,540	167,548
Apollo Global Management LLC(b)*§	450,000	3,150,000
Bank of New York Mellon Corp.	33,000	862,290
BGC Partners, Inc., Class A	1,500	8,955
BlackRock, Inc.	1,375	234,094
Charles Schwab Corp.	70,097	974,348
Cohen & Steers, Inc.	800	17,360
Diamond Hill Investment Group, Inc.	200	14,600
Duff & Phelps Corp., Class A	2,100	28,287
Eaton Vance Corp.	10,011	290,719
Epoch Holding Corp.	800	10,304
Franklin Resources, Inc.	15,615	1,669,244
GAMCO Investors, Inc., Class A	200	7,706
GFI Group, Inc.	5,400	25,056
Gleacher & Co., Inc.*	6,542	10,533
GLG Partners, Inc.*	2,600	11,700
Goldman Sachs Group, Inc.	46,776	6,762,874
Greenhill & Co., Inc.	15,300	1,213,596
Invesco Ltd.	11,512	244,400
Lazard Ltd., Class A	6,900	242,052
Morgan Stanley	31,504	777,519
Northern Trust Corp.	7,952	383,604
optionsXpress Holdings, Inc.*	5,100	78,336
Pzena Investment Management, Inc., Class A	500	3,435
Safeguard Scientifics, Inc.*	133	1,667
SEI Investments Co.	10,900	221,706
T. Rowe Price Group, Inc.	18,402	921,296
TD Ameritrade Holding Corp.*	21,721	350,794
Waddell & Reed Financial, Inc., Class A	7,500	205,200
Westwood Holdings Group, Inc.	400	13,532

		19,191,392

Commercial Banks (1.2%)
Arrow Financial Corp.	927	23,249
Bank of Hawaii Corp.	300	13,476
ICICI Bank Ltd. (ADR)	54,045	2,694,143
PNC Financial Services Group, Inc.	43,141	2,239,450
Suffolk Bancorp	300	7,596
SY Bancorp, Inc.	100	2,482
U.S. Bancorp	242,746	5,248,169
Wells Fargo & Co.	342,963	8,618,660
Westamerica Bancorp	1,978	107,781

		18,955,006

Consumer Finance (0.8%)
Advance America Cash Advance Centers, Inc.	5,800	23,374
American Express Co.	279,712	11,756,295
Cardtronics, Inc.*	1,000	15,430
EZCORP, Inc., Class A*	4,336	86,894
Green Dot Corp., Class A*	16,180	784,406

		12,666,399

Diversified Financial Services (0.3%)
Interactive Brokers Group, Inc., Class A*	200	3,442
IntercontinentalExchange, Inc.*	7,795	816,292
JPMorgan Chase & Co.	58,009	2,208,403
Life Partners Holdings, Inc.	500	9,515
Moody’s Corp.	16,426	410,321
MSCI, Inc., Class A*	8,741	290,289
NASDAQ OMX Group, Inc.*	300	5,829
NewStar Financial, Inc.*	600	4,446
NYSE Euronext	5,052	144,336
Portfolio Recovery Associates, Inc.*	1,811	117,081

		4,009,954

Insurance (0.3%)
ACE Ltd.	4,200	244,650
Aflac, Inc.	31,460	1,626,797
Arch Capital Group Ltd.*	100	8,380
Arthur J. Gallagher & Co.	200	5,274
Axis Capital Holdings Ltd.	800	26,352
Brown & Brown, Inc.	1,300	26,247
eHealth, Inc.*	2,000	25,840
Endurance Specialty Holdings Ltd.	100	3,980
Erie Indemnity Co., Class A	500	28,030
Genworth Financial, Inc., Class A*	15,247	186,318
Hartford Financial Services Group, Inc.	800	18,360
Manulife Financial Corp.	50,200	634,026
Marsh & McLennan Cos., Inc.	35,318	851,870
MetLife, Inc.	15,800	607,510
Tower Group, Inc.	4,313	100,709
Travelers Cos., Inc.	12,900	672,090
Validus Holdings Ltd.	1,643	43,309

		5,109,742

Real Estate Investment Trusts (REITs) (0.3%)
Acadia Realty Trust (REIT)	1,300	24,700
Alexander’s, Inc. (REIT)	100	31,578
AMB Property Corp. (REIT)	300	7,941
Apartment Investment & Management Co. (REIT), Class A	1,300	27,794
Associated Estates Realty Corp. (REIT)	700	9,786
Digital Realty Trust, Inc. (REIT)	6,711	414,069
DuPont Fabros Technology, Inc. (REIT)	600	15,090
Equity Lifestyle Properties, Inc. (REIT)	1,900	103,512
Equity Residential (REIT)	400	19,028
Essex Property Trust, Inc. (REIT)	300	32,832
Federal Realty Investment Trust (REIT)	3,000	244,980
General Growth Properties, Inc. (REIT)	16,700	260,520
Getty Realty Corp. (REIT)	1,000	26,830
Mid-America Apartment Communities, Inc. (REIT)	1,500	87,420
Plum Creek Timber Co., Inc. (REIT)	5,200	183,560
Potlatch Corp. (REIT)	1,929	65,586

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
ProLogis (REIT)	600	$7,068
PS Business Parks, Inc. (REIT)	400	22,628
Public Storage (REIT)	9,030	876,271
Rayonier, Inc. (REIT)	500	25,060
Saul Centers, Inc. (REIT)	500	20,975
Simon Property Group, Inc. (REIT)	14,350	1,330,819
Tanger Factory Outlet Centers (REIT)	2,538	119,641
UDR, Inc. (REIT)	200	4,224
Universal Health Realty Income Trust (REIT)	900	30,969
Ventas, Inc. (REIT)	3,500	180,495
Vornado Realty Trust (REIT)	300	25,659
Washington Real Estate Investment Trust (REIT)	547	17,356

		4,216,391

Real Estate Management & Development (0.1%)
CB Richard Ellis Group, Inc., Class A*	23,591	431,244
Jones Lang LaSalle, Inc.	3,500	301,945
St. Joe Co.*	7,983	198,537
Tejon Ranch Co.*	900	19,503

		951,229

Thrifts & Mortgage Finance (0.3%)
Astoria Financial Corp.	174,000	2,371,620
Capitol Federal Financial	1,802	44,509
New York Community Bancorp, Inc.	158,000	2,567,500
Oritani Financial Corp.	1,350	13,473
TrustCo Bank Corp. NY	2,100	11,676
ViewPoint Financial Group	1,120	10,360

		5,019,138

Total Financials		70,119,251

Health Care (12.1%)
Biotechnology (3.5%)
Abraxis Bioscience, Inc.*	700	54,138
Affymax, Inc.*	900	5,355
Alexion Pharmaceuticals, Inc.*	7,598	489,007
Allos Therapeutics, Inc.*	7,600	35,872
Alnylam Pharmaceuticals, Inc.*	4,300	52,804
AMAG Pharmaceuticals, Inc.*	2,000	34,420
Amgen, Inc.*	179,805	9,909,054
Amylin Pharmaceuticals, Inc.*	12,000	250,200
Arena Pharmaceuticals, Inc.*	7,588	11,913
ARIAD Pharmaceuticals, Inc.*	15,100	57,682
ArQule, Inc.*	3,300	16,995
Array BioPharma, Inc.*	3,900	12,597
AVI BioPharma, Inc.*	15,200	27,968
BioCryst Pharmaceuticals, Inc.*	2,500	12,350
Biogen Idec, Inc.*	212,010	11,898,001
BioMarin Pharmaceutical, Inc.*	7,200	160,920
Celera Corp.*	2,400	16,176
Celgene Corp.*	66,545	3,833,658
Celldex Therapeutics, Inc.*	1,200	4,800
Cepheid, Inc.*	100,854	1,886,978
Chelsea Therapeutics International Ltd.*	3,900	19,968
Clinical Data, Inc.*	900	15,183
Curis, Inc.*	9,800	13,426
Cytokinetics, Inc.*	2,600	6,864
Cytori Therapeutics, Inc.*	1,700	8,313
Dendreon Corp.*	11,619	478,470
Dyax Corp.*	4,500	10,665
Emergent Biosolutions, Inc.*	2,300	39,698
Enzon Pharmaceuticals, Inc.*	3,600	40,500
Exelixis, Inc.*	12,700	49,784
Genomic Health, Inc.*	91,500	1,222,440
Genzyme Corp.*	211,398	14,964,864
Geron Corp.*	4,000	22,120
Gilead Sciences, Inc.*	80,764	2,876,006
Halozyme Therapeutics, Inc.*	8,500	65,535
Human Genome Sciences, Inc.*	18,662	555,941
Idenix Pharmaceuticals, Inc.*	2,000	6,200
Immunogen, Inc.*	4,100	25,707
Immunomedics, Inc.*	5,300	17,066
Incyte Corp.*	6,200	99,138
InterMune, Inc.*	4,700	64,014
Isis Pharmaceuticals, Inc.*	39,560	332,304
Lexicon Pharmaceuticals, Inc.*	1,900	3,040
Ligand Pharmaceuticals, Inc., Class B*	8,300	13,114
MannKind Corp.*	4,949	33,455
Maxygen, Inc.*	800	4,632
Medivation, Inc.*	3,400	44,200
Metabolix, Inc.*	1,500	18,870
Micromet, Inc.*	4,528	30,428
Momenta Pharmaceuticals, Inc.*	4,500	67,725
Nabi Biopharmaceuticals*	400	1,920
Nanosphere, Inc.*	1,000	5,030
Neurocrine Biosciences, Inc.*	3,100	18,786
Novavax, Inc.*	4,700	10,293
NPS Pharmaceuticals, Inc.*	3,800	25,992
Opko Health, Inc.*	3,900	8,736
Orexigen Therapeutics, Inc.*	1,600	9,488
Osiris Therapeutics, Inc.*	1,200	8,736
PDL BioPharma, Inc.	14,400	75,744
Pharmasset, Inc.*	2,600	76,700
Progenics Pharmaceuticals, Inc.*	2,200	11,110
Regeneron Pharmaceuticals, Inc.*	1,400	38,360
Rigel Pharmaceuticals, Inc.*	3,000	25,230
Sangamo BioSciences, Inc.*	3,000	10,290
Sciclone Pharmaceuticals, Inc.*	5,800	15,312
Seattle Genetics, Inc.*	9,600	149,088
SIGA Technologies, Inc.*	2,771	23,443
Spectrum Pharmaceuticals, Inc.*	3,469	14,466
StemCells, Inc.*	11,303	9,382
Synta Pharmaceuticals Corp.*	1,400	5,586
Talecris Biotherapeutics Holdings Corp.*	6,100	139,568
United Therapeutics Corp.*	4,142	231,993
Vanda Pharmaceuticals, Inc.*	2,614	17,462
Vertex Pharmaceuticals, Inc.*	87,170	3,013,467
Vical, Inc.*	6,900	15,387
ZymoGenetics, Inc.*	3,000	29,250

		53,911,377

Health Care Equipment & Supplies (2.8%)
Abaxis, Inc.*	2,700	62,370
ABIOMED, Inc.*	2,800	29,708
Accuray, Inc.*	2,900	18,038
Alcon, Inc.	10,250	1,709,598
Alere, Inc.*	500	15,465
Align Technology, Inc.*	7,000	137,060
Alphatec Holdings, Inc.*	2,000	4,260
Analogic Corp.	1,100	49,368
Atrion Corp.	100	15,751
Baxter International, Inc.	35,214	1,680,060
Becton, Dickinson and Co.	16,525	1,224,502
C.R. Bard, Inc.	8,353	680,185
CareFusion Corp.*	900	22,356
Cerus Corp.*	420,850	1,616,064

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Conceptus, Inc.*	3,800	$52,250
Cooper Cos., Inc.	200	9,244
Covidien plc	197,495	7,937,324
CryoLife, Inc.*	2,300	13,961
Cyberonics, Inc.*	3,500	93,380
DENTSPLY International, Inc.	12,800	409,216
DexCom, Inc.*	5,033	66,536
Edwards Lifesciences Corp.*	9,696	650,117
Endologix, Inc.*	5,900	26,904
Exactech, Inc.*	600	9,792
Gen-Probe, Inc.*	4,200	203,532
Given Imaging Ltd.*	102,590	1,846,620
Hansen Medical, Inc.*	1,400	2,002
HeartWare International, Inc.*	800	55,008
Hill-Rom Holdings, Inc.	69,481	2,493,673
Hospira, Inc.*	13,885	791,584
ICU Medical, Inc.*	1,176	43,853
IDEXX Laboratories, Inc.*	5,000	308,600
Insulet Corp.*	3,600	50,904
Integra LifeSciences Holdings Corp.*	2,300	90,758
Intuitive Surgical, Inc.*	22,158	6,287,111
Invacare Corp.	1,700	45,067
IRIS International, Inc.*	1,500	14,400
Kensey Nash Corp.*	600	17,334
Kinetic Concepts, Inc.*	2,742	100,302
MAKO Surgical Corp.*	2,600	24,908
Medtronic, Inc.	314,852	10,572,730
MELA Sciences, Inc.*	2,600	16,952
Meridian Bioscience, Inc.	4,800	105,024
Merit Medical Systems, Inc.*	3,600	57,204
Natus Medical, Inc.*	2,200	32,054
Neogen Corp.*	1,800	60,930
NxStage Medical, Inc.*	1,200	22,920
OraSure Technologies, Inc.*	3,600	14,580
Orthofix International N.V.*	1,609	50,555
Orthovita, Inc.*	5,400	12,258
Palomar Medical Technologies, Inc.*	1,376	14,214
Quidel Corp.*	2,300	25,277
ResMed, Inc.*	13,000	426,530
RTI Biologics, Inc.*	4,400	11,572
Sirona Dental Systems, Inc.*	2,100	75,684
SonoSite, Inc.*	1,400	46,914
Spectranetics Corp.*	2,600	14,092
St. Jude Medical, Inc.*	23,111	909,187
Stereotaxis, Inc.*	2,500	10,350
Stryker Corp.	27,403	1,371,520
SurModics, Inc.*	1,300	15,496
Synovis Life Technologies, Inc.*	900	13,455
Teleflex, Inc.	2,121	120,430
Thoratec Corp.*	4,700	173,806
TomoTherapy, Inc.*	3,100	10,912
Varian Medical Systems, Inc.*	10,713	648,137
Volcano Corp.*	2,500	64,950
Wright Medical Group, Inc.*	4,600	66,286
Zoll Medical Corp.*	1,700	54,859

		43,928,043

Health Care Providers & Services (1.5%)
Aetna, Inc.	28,250	892,983
Air Methods Corp.*	900	37,422
Alliance HealthCare Services, Inc.*	1,900	8,702
Almost Family, Inc.*	500	14,815
America Service Group, Inc.	1,300	19,344
AmerisourceBergen Corp.	21,999	674,489
AMN Healthcare Services, Inc.*	2,600	13,364
Bio-Reference Labs, Inc.*	1,800	37,548
BioScrip, Inc.*	4,447	22,947
Brookdale Senior Living, Inc.*	300	4,893
Cardinal Health, Inc.	10,300	340,312
CardioNet, Inc.*	2,261	10,197
Chindex International, Inc.*	900	13,599
Community Health Systems, Inc.*	5,400	167,238
Corvel Corp.*	700	29,715
DaVita, Inc.*	8,831	609,604
Emdeon, Inc., Class A*	2,813	34,262
Emergency Medical Services Corp., Class A*	600	31,950
Emeritus Corp.*	1,600	27,296
Ensign Group, Inc.	1,800	32,310
Express Scripts, Inc.*	45,074	2,195,104
Genoptix, Inc.*	1,559	22,138
Gentiva Health Services, Inc.*	900	19,665
Henry Schein, Inc.*	7,717	452,062
IPC The Hospitalist Co., Inc.*	1,517	41,444
Laboratory Corp. of America Holdings*	7,381	578,892
Landauer, Inc.	400	25,052
Lincare Holdings, Inc.	7,400	185,666
McKesson Corp.	15,758	973,529
Medco Health Solutions, Inc.*	30,691	1,597,774
MEDNAX, Inc.*	2,751	146,628
MWI Veterinary Supply, Inc.*	1,400	80,808
National Research Corp.	100	2,608
Omnicare, Inc.	300	7,164
Patterson Cos., Inc.	8,601	246,419
PharMerica Corp.*	2,796	26,646
Providence Service Corp.*	800	13,112
Quest Diagnostics, Inc.	9,113	459,933
RehabCare Group, Inc.*	1,414	28,591
Tenet Healthcare Corp.*	7,800	36,816
U.S. Physical Therapy, Inc.*	1,000	16,720
UnitedHealth Group, Inc.	377,195	13,243,316
Universal Health Services, Inc., Class B	1,034	40,181

		23,463,258

Health Care Technology (0.2%)
Allscripts Healthcare Solutions, Inc.*	9,525	175,927
athenahealth, Inc.*	44,649	1,474,310
Cerner Corp.*	5,800	487,142
Computer Programs & Systems, Inc.	1,300	55,341
MedAssets, Inc.*	4,765	100,255
Omnicell, Inc.*	2,500	32,700
SXC Health Solutions Corp.*	5,200	189,644
Vital Images, Inc.*	700	9,261

		2,524,580

Life Sciences Tools & Services (0.7%)
Accelrys, Inc.*	3,292	22,912
Affymetrix, Inc.*	5,874	26,785
Bruker Corp.*	4,100	57,523
Charles River Laboratories International, Inc.*	300	9,945
Compugen Ltd.*	99,435	467,345
Covance, Inc.*	5,491	256,924
Enzo Biochem, Inc.*	2,000	7,600
eResearchTechnology, Inc.*	3,500	26,180
Furiex Pharmaceuticals, Inc.*	559	6,306
Illumina, Inc.*	160,273	7,885,432
Life Technologies Corp.*	9,192	429,174
Luminex Corp.*	5,000	80,000
Mettler-Toledo International, Inc.*	2,900	360,876
PerkinElmer, Inc.	1,200	27,768

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Pharmaceutical Product Development, Inc.	9,100	$225,589
QIAGEN N.V.*	48,045	852,318
Sequenom, Inc.*	4,900	34,349
Techne Corp.	3,200	197,536
Waters Corp.*	8,300	587,474

		11,562,036

Pharmaceuticals (3.4%)
Abbott Laboratories, Inc.	275,191	14,375,978
Acura Pharmaceuticals, Inc.*	700	1,743
Akorn, Inc.*	4,600	18,584
Allergan, Inc.	64,524	4,292,782
Ardea Biosciences, Inc.*	1,200	27,600
Biodel, Inc.*	900	4,770
BioMimetic Therapeutics, Inc.*	34,618	394,645
BMP Sunstone Corp.*	1,700	12,920
Cadence Pharmaceuticals, Inc.*	2,900	24,215
Caraco Pharmaceutical Laboratories Ltd.*	900	4,842
Cypress Bioscience, Inc.*	2,500	9,625
Depomed, Inc.*	4,100	18,368
Durect Corp.*	6,600	16,764
Elan Corp. plc (ADR)*	74,250	426,937
Eli Lilly and Co.	19,627	716,974
Forest Laboratories, Inc.*	334,545	10,347,477
Impax Laboratories, Inc.*	5,689	112,642
Inspire Pharmaceuticals, Inc.*	8,100	48,195
Johnson & Johnson	136,830	8,477,987
MAP Pharmaceuticals, Inc.*	600	9,180
Medicines Co.*	4,200	59,640
Merck & Co., Inc.	173,540	6,388,007
Mylan, Inc.*	19,465	366,137
Obagi Medical Products, Inc.*	1,400	14,700
Optimer Pharmaceuticals, Inc.*	3,700	33,929
Pain Therapeutics, Inc.*	2,800	17,304
Perrigo Co.	6,900	443,118
Pozen, Inc.*	2,100	14,868
Questcor Pharmaceuticals, Inc.*	4,100	40,672
Salix Pharmaceuticals Ltd.*	5,900	234,348
Santarus, Inc.*	5,801	17,461
Sucampo Pharmaceuticals, Inc., Class A*	700	2,625
Teva Pharmaceutical Industries Ltd. (ADR)	48,500	2,558,375
Valeant Pharmaceuticals International, Inc.	67,051	1,679,625
Vivus, Inc.*	8,400	56,196
Warner Chilcott plc, Class A	48,200	1,081,608
XenoPort, Inc.*	3,500	24,885

		52,375,726

Total Health Care		187,765,020

Industrials (10.1%)
Aerospace & Defense (2.9%)
Aerovironment, Inc.*	1,700	37,825
Alliant Techsystems, Inc.*	2,821	212,703
Applied Signal Technology, Inc.	1,268	31,548
Boeing Co.	59,049	3,929,120
Cubic Corp.	1,439	58,711
DigitalGlobe, Inc.*	1,478	44,931
GenCorp, Inc.*	4,600	22,632
General Dynamics Corp.	82,316	5,170,268
GeoEye, Inc.*	1,673	67,723
Goodrich Corp.	151,566	11,174,961
Honeywell International, Inc.	75,871	3,333,772
L-3 Communications Holdings, Inc.	85,815	6,201,850
Lockheed Martin Corp.	17,168	1,223,735
Precision Castparts Corp.	13,296	1,693,246
Rockwell Collins, Inc.	6,789	395,459
Spirit AeroSystems Holdings, Inc., Class A*	3,446	68,679
Taser International, Inc.*	5,100	19,788
Teledyne Technologies, Inc.*	1,000	39,820
TransDigm Group, Inc.	3,472	215,438
United Technologies Corp.	149,677	10,661,493

		44,603,702

Air Freight & Logistics (0.7%)
C.H. Robinson Worldwide, Inc.	11,711	818,833
Dynamex, Inc.*	300	4,575
Expeditors International of Washington, Inc.	26,243	1,213,214
FedEx Corp.	58,780	5,025,690
Forward Air Corp.	1,173	30,498
Hub Group, Inc., Class A*	1,900	55,594
United Parcel Service, Inc., Class B	67,648	4,511,445
UTi Worldwide, Inc.	2,100	33,768

		11,693,617

Airlines (0.2%)
Allegiant Travel Co.	1,415	59,883
AMR Corp.*	16,068	100,746
Continental Airlines, Inc., Class B*	48,263	1,198,853
Copa Holdings S.A., Class A	400	21,564
Delta Air Lines, Inc.*	66,341	772,209
Hawaiian Holdings, Inc.*	6,400	38,336
UAL Corp.*	10,350	244,571

		2,436,162

Building Products (0.0%)
AAON, Inc.	1,100	25,872
Armstrong World Industries, Inc.*	1,200	49,812
Lennox International, Inc.	6,500	270,985
Masco Corp.	13,075	143,956
Owens Corning, Inc.*	5,300	135,839
Quanex Building Products Corp.	1,900	32,813
Trex Co., Inc.*	1,900	36,233
USG Corp.*	600	7,914

		703,424

Commercial Services & Supplies (0.2%)
ABM Industries, Inc.	1,120	24,181
American Reprographics Co.*	3,000	23,550
APAC Customer Services, Inc.*	4,100	23,206
ATC Technology Corp.*	1,539	38,075
Avery Dennison Corp.	2,045	75,910
Cenveo, Inc.*	3,900	19,617
Copart, Inc.*	5,769	190,204
Corrections Corp. of America*	1,411	34,823
Covanta Holding Corp.	200	3,150
Deluxe Corp.	3,500	66,955
EnerNOC, Inc.*	1,185	37,221
GEO Group, Inc.*	4,800	112,080
Healthcare Services Group, Inc.	5,200	118,508
Innerworkings, Inc.*	2,600	17,082
Interface, Inc., Class A	4,300	61,189
Iron Mountain, Inc.	15,393	343,880
KAR Auction Services, Inc.*	100	1,261
Knoll, Inc.	6,000	93,060
Mine Safety Appliances Co.	2,266	61,408
Multi-Color Corp.	800	12,320
Pitney Bowes, Inc.	12,200	260,836
R.R. Donnelley & Sons Co.	6,500	110,240
Republic Services, Inc.	8,734	266,300

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Standard Parking Corp.*	500	$8,550
Standard Register Co.	400	1,168
Stericycle, Inc.*	7,300	507,204
Sykes Enterprises, Inc.*	4,302	58,421
Team, Inc.*	1,500	25,815
U.S. Ecology, Inc.	1,300	20,800
Waste Connections, Inc.*	5,171	205,082

		2,822,096

Construction & Engineering (0.4%)
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)*	900	22,005
Fluor Corp.	42,275	2,093,881
Furmanite Corp.*	2,200	10,736
Great Lakes Dredge & Dock Corp.	3,935	22,862
Jacobs Engineering Group, Inc.*	6,238	241,411
KBR, Inc.	5,200	128,128
Michael Baker Corp.*	767	25,280
MYR Group, Inc.*	1,650	27,044
Orion Marine Group, Inc.*	3,400	42,194
Quanta Services, Inc.*	128,350	2,448,918
Shaw Group, Inc.*	50,018	1,678,604

		6,741,063

Electrical Equipment (0.6%)
A123 Systems, Inc.*	95,200	853,944
Acuity Brands, Inc.	2,600	115,024
Advanced Battery Technologies, Inc.*	3,600	12,924
AMETEK, Inc.	9,207	439,818
AZZ, Inc.	1,149	49,223
Babcock & Wilcox Co.*	9,264	197,138
Baldor Electric Co.	23,346	943,178
Broadwind Energy, Inc.*	3,167	5,922
Cooper Industries plc	13,900	680,127
Emerson Electric Co.	85,954	4,526,338
Ener1, Inc.*	3,300	12,144
General Cable Corp.*	400	10,848
GrafTech International Ltd.*	5,547	86,700
Hubbell, Inc., Class B	1,058	53,694
II-VI, Inc.*	2,200	82,126
LaBarge, Inc.*	900	11,241
Polypore International, Inc.*	1,300	39,208
PowerSecure International, Inc.*	1,400	12,964
Regal-Beloit Corp.	2,700	158,463
Rockwell Automation, Inc.	14,400	888,912
Roper Industries, Inc.	7,172	467,471
Thomas & Betts Corp.*	1,760	72,195
Vicor Corp.	1,600	23,376

		9,742,978

Industrial Conglomerates (1.5%)
3M Co.	160,068	13,879,496
Carlisle Cos., Inc.	1,675	50,166
General Electric Co.	175,400	2,850,250
Raven Industries, Inc.	1,300	49,257
Textron, Inc.	11,700	240,552
Tyco International Ltd.	173,785	6,383,123

		23,452,844

Machinery (2.2%)
3D Systems Corp.*	1,300	20,423
Actuant Corp., Class A	3,923	90,072
Ampco-Pittsburgh Corp.	500	12,410
Badger Meter, Inc.	1,800	72,864
Bucyrus International, Inc.	6,300	436,905
Caterpillar, Inc.	44,470	3,498,900
CLARCOR, Inc.	2,298	88,772
Colfax Corp.*	1,700	25,279
Cummins, Inc.	60,527	5,482,536
Danaher Corp.	51,938	2,109,202
Deere & Co.	28,367	1,979,449
Donaldson Co., Inc.	6,600	311,058
Dover Corp.	10,941	571,230
Dynamic Materials Corp.	1,000	15,110
Eaton Corp.	97,856	8,072,141
Energy Recovery, Inc.*	3,468	12,450
Flow International Corp.*	3,100	8,153
Flowserve Corp.	3,393	371,262
Gardner Denver, Inc.	4,100	220,088
Gorman-Rupp Co.	1,200	33,072
Graco, Inc.	4,610	146,275
Graham Corp.	800	12,416
Harsco Corp.	100	2,458
IDEX Corp.	5,600	198,856
Illinois Tool Works, Inc.	31,200	1,467,024
Joy Global, Inc.	7,933	557,849
Kennametal, Inc.	1,300	40,209
Lincoln Electric Holdings, Inc.	3,500	202,370
Lindsay Corp.	1,000	43,320
Manitowoc Co., Inc.	2,900	35,119
Met-Pro Corp.	1,200	12,108
Navistar International Corp.*	5,599	244,340
Nordson Corp.	2,460	181,277
Omega Flex, Inc.	300	4,284
Oshkosh Corp.*	7,400	203,500
PACCAR, Inc.	25,818	1,243,137
Pall Corp.	119,245	4,965,362
Parker Hannifin Corp.	3,800	266,228
PMFG, Inc.*	1,100	18,755
RBC Bearings, Inc.*	1,800	61,164
Sauer-Danfoss, Inc.*	800	17,032
SPX Corp.	2,200	139,216
Sun Hydraulics Corp.	900	25,371
Tennant Co.	2,300	71,070
Timken Co.	4,500	172,620
Valmont Industries, Inc.	500	36,200
WABCO Holdings, Inc.*	6,900	289,386

		34,088,322

Marine (0.0%)
Kirby Corp.*	1,037	41,542

Professional Services (0.2%)
Acacia Research Corp. - Acacia Technologies*	3,307	58,203
Administaff, Inc.	2,600	70,018
Advisory Board Co.*	1,300	57,395
CBIZ, Inc.*	3,600	21,348
CDI Corp.	100	1,292
CoStar Group, Inc.*	2,400	116,904
CRA International, Inc.*	600	10,830
Dolan Co.*	2,100	23,877
Dun & Bradstreet Corp.	4,249	315,021
Exponent, Inc.*	1,800	60,462
FTI Consulting, Inc.*	800	27,752
Hill International, Inc.*	1,900	8,512
Huron Consulting Group, Inc.*	2,700	59,373
ICF International, Inc.*	909	22,789
IHS, Inc., Class A*	4,130	280,840
Korn/Ferry International*	300	4,962
Manpower, Inc.	20,120	1,050,264
Navigant Consulting, Inc.*	6,100	70,943
Resources Connection, Inc.	5,400	74,304
Robert Half International, Inc.	13,212	343,512
Verisk Analytics, Inc., Class A*	9,800	274,498

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
VSE Corp.	300	$10,581

		2,963,680

Road & Rail (1.1%)
Avis Budget Group, Inc.*	6,628	77,216
Celadon Group, Inc.*	2,003	27,662
Con-way, Inc.	2,020	62,600
CSX Corp.	15,800	874,056
Heartland Express, Inc.	2,800	41,636
J.B. Hunt Transport Services, Inc.	7,723	267,988
Kansas City Southern*	5,000	187,050
Landstar System, Inc.	4,200	162,204
Marten Transport Ltd.	1,496	34,677
Norfolk Southern Corp.	83,465	4,967,002
Old Dominion Freight Line, Inc.*	571	14,515
Ryder System, Inc.	600	25,662
Union Pacific Corp.	120,194	9,831,869

		16,574,137

Trading Companies & Distributors (0.1%)
Beacon Roofing Supply, Inc.*	3,481	50,718
Fastenal Co.	15,804	840,615
GATX Corp.	2,398	70,309
Houston Wire & Cable Co.	1,400	14,042
Kaman Corp.	2,098	54,989
MSC Industrial Direct Co., Class A	3,700	199,948
TAL International Group, Inc.	300	7,266
Titan Machinery, Inc.*	600	9,780
W.W. Grainger, Inc.	5,302	631,521
WESCO International, Inc.*	3,000	117,870

		1,997,058

Total Industrials		157,860,625

Information Technology (23.4%)
Communications Equipment (4.0%)
Acme Packet, Inc.*	107,800	4,089,932
ADC Telecommunications, Inc.*	3,000	38,010
ADTRAN, Inc.	4,400	155,320
Anaren, Inc.*	1,339	22,482
Arris Group, Inc.*	27,371	267,415
Aruba Networks, Inc.*	150,800	3,218,072
BigBand Networks, Inc.*	2,700	7,668
Ciena Corp.*	2,836	44,156
Cisco Systems, Inc.*	1,096,411	24,011,401
Comtech Telecommunications Corp.*	3,300	90,255
DG FastChannel, Inc.*	2,500	54,375
Digi International, Inc.*	400	3,796
EMS Technologies, Inc.*	1,269	23,641
F5 Networks, Inc.*	65,100	6,758,031
Harmonic, Inc.*	6,860	47,197
Harris Corp.	10,669	472,530
Hughes Communications, Inc.*	600	16,350
Infinera Corp.*	10,300	120,201
Ixia*	2,100	26,040
JDS Uniphase Corp.*	17,800	220,542
Juniper Networks, Inc.*	117,092	3,553,742
Loral Space & Communications, Inc.*	1,058	55,228
NETGEAR, Inc.*	500	13,505
Nokia Oyj (ADR)	118,480	1,188,354
Oplink Communications, Inc.*	600	11,904
Polycom, Inc.*	7,000	190,960
QUALCOMM, Inc.	393,451	17,752,509
Riverbed Technology, Inc.*	3,800	173,204
ShoreTel, Inc.*	3,000	14,880
Tekelec*	2,126	27,553
ViaSat, Inc.*	2,361	97,061

		62,766,314

Computers & Peripherals (6.0%)
Apple, Inc.*	175,379	49,763,791
Compellent Technologies, Inc.*	1,100	19,998
Cray, Inc.*	3,600	23,760
Dell, Inc.*	120,560	1,562,458
Diebold, Inc.	300	9,327
EMC Corp.*	633,307	12,862,465
Hewlett-Packard Co.	187,538	7,889,724
Immersion Corp.*	1,200	7,092
Intermec, Inc.*	7,500	91,950
Isilon Systems, Inc.*	127,600	2,842,928
NCR Corp.*	11,360	154,837
NetApp, Inc.*	147,415	7,339,793
Novatel Wireless, Inc.*	3,014	23,750
Quantum Corp.*	28,800	61,056
SanDisk Corp.*	200,151	7,335,534
Seagate Technology plc*	252,002	2,968,584
Silicon Graphics International Corp.*	300	2,328
STEC, Inc.*	3,341	41,595
Stratasys, Inc.*	1,700	47,124
Super Micro Computer, Inc.*	1,600	16,624

		93,064,718

Electronic Equipment, Instruments & Components (0.7%)
Agilent Technologies, Inc.*	24,626	821,770
Amphenol Corp., Class A	14,660	718,047
Anixter International, Inc.*	200	10,798
Arrow Electronics, Inc.*	300	8,019
AVX Corp.	400	5,528
Benchmark Electronics, Inc.*	1,000	16,400
Brightpoint, Inc.*	4,906	34,293
Checkpoint Systems, Inc.*	1,400	28,490
Cogent, Inc.*	4,007	42,634
Cognex Corp.	607	16,280
Comverge, Inc.*	1,700	13,362
Corning, Inc.	28,474	520,505
CPI International, Inc.*	100	1,400
Daktronics, Inc.	2,700	26,514
Dolby Laboratories, Inc., Class A*	44,100	2,505,321
DTS, Inc.*	1,400	53,438
Echelon Corp.*	2,400	20,520
FARO Technologies, Inc.*	1,400	30,534
FLIR Systems, Inc.*	12,888	331,222
ICx Technologies, Inc.*	600	4,530
Ingram Micro, Inc., Class A*	200	3,372
IPG Photonics Corp.*	1,600	38,624
Itron, Inc.*	3,100	189,813
Jabil Circuit, Inc.	2,800	40,348
Maxwell Technologies, Inc.*	1,500	21,915
MTS Systems Corp.	500	15,500
Multi-Fineline Electronix, Inc.*	1,300	28,587
OSI Systems, Inc.*	1,000	36,320
Park Electrochemical Corp.	1,300	34,242
Plexus Corp.*	1,118	32,813
Power-One, Inc.*	400	3,636
RadiSys Corp.*	2,432	22,909
Rofin-Sinar Technologies, Inc.*	1,083	27,486
Trimble Navigation Ltd.*	10,300	360,912
Tyco Electronics Ltd.	177,980	5,200,576
Universal Display Corp.*	2,300	54,050

		11,320,708

Internet Software & Services (2.4%)
Akamai Technologies, Inc.*	18,719	939,319
Art Technology Group, Inc.*	10,500	43,365
Baidu, Inc. (ADR)*	102,731	10,542,255
comScore, Inc.*	1,500	35,280

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Constant Contact, Inc.*	2,900	$62,147
DealerTrack Holdings, Inc.*	4,700	80,276
Dice Holdings, Inc.*	1,300	11,024
Digital River, Inc.*	3,675	125,097
DivX, Inc.*	2,200	20,966
eBay, Inc.*	30,998	756,351
Equinix, Inc.*	3,760	384,836
Google, Inc., Class A*	24,098	12,670,488
GSI Commerce, Inc.*	36,300	896,610
InfoSpace, Inc.*	1,600	13,856
Internet Brands, Inc., Class A*	800	10,624
Internet Capital Group, Inc.*	1,900	20,957
j2 Global Communications, Inc.*	4,900	116,571
Keynote Systems, Inc.	200	2,324
Knot, Inc.*	2,300	20,999
Limelight Networks, Inc.*	1,300	7,644
Liquidity Services, Inc.*	1,200	19,212
LivePerson, Inc.*	5,500	46,200
LoopNet, Inc.*	2,400	28,416
MercadoLibre, Inc.*	20,800	1,501,344
Monster Worldwide, Inc.*	1,800	23,328
Move, Inc.*	815,070	1,817,606
NIC, Inc.	6,200	51,398
Rackspace Hosting, Inc.*	202,200	5,253,156
SAVVIS, Inc.*	4,400	92,752
Stamps.com, Inc.*	1,100	14,300
support.com, Inc.*	2,600	11,908
Terremark Worldwide, Inc.*	4,300	44,462
VeriSign, Inc.*	15,600	495,144
Vocus, Inc.*	1,300	24,024
WebMD Health Corp.*	4,458	222,321
Yahoo!, Inc.*	48,761	690,943
Zix Corp.*	9,600	27,264

		37,124,767

IT Services (1.8%)
Accenture plc, Class A	52,660	2,237,523
Acxiom Corp.*	5,056	80,188
Alliance Data Systems Corp.*	4,580	298,891
Automatic Data Processing, Inc.	35,659	1,498,748
Broadridge Financial Solutions, Inc.	12,969	296,601
CACI International, Inc., Class A*	500	22,630
Cass Information Systems, Inc.	500	17,155
Cognizant Technology Solutions Corp., Class A*	21,164	1,364,443
CSG Systems International, Inc.*	1,500	27,345
Diamond Management & Technology Consultants, Inc.	3,600	45,000
DST Systems, Inc.	700	31,388
ExlService Holdings, Inc.*	1,200	23,340
Fiserv, Inc.*	8,409	452,572
Forrester Research, Inc.*	1,300	43,004
Gartner, Inc.*	5,200	153,088
Genpact Ltd.*	1,300	23,049
Global Cash Access Holdings, Inc.*	2,000	8,160
Global Payments, Inc.	7,000	300,230
Hackett Group, Inc.*	3,300	13,629
Heartland Payment Systems, Inc.	4,700	71,534
Hewitt Associates, Inc., Class A*	7,259	366,071
iGATE Corp.	1,800	32,652
Integral Systems, Inc.*	1,400	10,332
International Business Machines Corp.	90,846	12,186,082
Lender Processing Services, Inc.	8,237	273,716
Lionbridge Technologies, Inc.*	9,400	40,420
ManTech International Corp., Class A*	2,100	83,160
Mastercard, Inc., Class A	8,158	1,827,392
MAXIMUS, Inc.	1,465	90,215
MoneyGram International, Inc.*	10,300	25,132
NCI, Inc., Class A*	500	9,460
NeuStar, Inc., Class A*	1,600	39,776
Online Resources Corp.*	2,300	10,212
Paychex, Inc.	27,672	760,703
RightNow Technologies, Inc.*	2,300	45,310
SAIC, Inc.*	25,436	406,467
SRA International, Inc., Class A*	1,600	31,552
Syntel, Inc.	1,600	71,200
TeleTech Holdings, Inc.*	3,000	44,520
Teradata Corp.*	12,485	481,422
TNS, Inc.*	3,200	54,240
VeriFone Systems, Inc.*	6,100	189,527
Virtusa Corp.*	500	4,845
Visa, Inc., Class A	37,470	2,782,522
Western Union Co.	47,559	840,368

		27,715,814

Office Electronics (0.0%)
Zebra Technologies Corp., Class A*	700	23,548

Semiconductors & Semiconductor Equipment (3.1%)
Actel Corp.*	100	1,595
Advanced Analogic Technologies, Inc.*	3,700	12,987
Advanced Energy Industries, Inc.*	2,654	34,661
Altera Corp.	51,974	1,567,536
Amkor Technology, Inc.*	13,437	88,281
ANADIGICS, Inc.*	5,100	31,059
Analog Devices, Inc.	53,099	1,666,247
Applied Materials, Inc.	123,800	1,445,984
Applied Micro Circuits Corp.*	6,142	61,420
ASML Holding N.V. (N.Y. Shares)	6,380	189,677
Atmel Corp.*	34,100	271,436
ATMI, Inc.*	782	11,621
Avago Technologies Ltd.*	8,800	198,088
Broadcom Corp., Class A	247,651	8,764,369
Cabot Microelectronics Corp.*	212	6,822
CEVA, Inc.*	1,200	17,160
Cree, Inc.*	65,430	3,552,195
Cypress Semiconductor Corp.*	13,400	168,572
Diodes, Inc.*	3,900	66,651
Energy Conversion Devices, Inc.*	3,700	18,574
Entropic Communications, Inc.*	700	6,720
Exar Corp.*	300	1,797
FEI Co.*	4,106	80,354
First Solar, Inc.*	5,416	798,048
GT Solar International, Inc.*	1,700	14,229
Integrated Device Technology, Inc.*	2,978	17,421
Intel Corp.	380,152	7,310,323
Intersil Corp., Class A	8,272	96,700
IXYS Corp.*	1,500	14,325
KLA-Tencor Corp.	200	7,046
Kopin Corp.*	6,811	24,179
Kulicke & Soffa Industries, Inc.*	8,700	53,853
Lam Research Corp.*	10,859	454,449
Lattice Semiconductor Corp.*	4,700	22,325
Linear Technology Corp.	19,142	588,234
Marvell Technology Group Ltd.*	108,740	1,904,037
Maxim Integrated Products, Inc.	22,786	421,769
MEMC Electronic Materials, Inc.*	2,100	25,032
Micrel, Inc.	427	4,210

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Microchip Technology, Inc.	14,581	$458,572
Micron Technology, Inc.*	14,300	103,103
Microtune, Inc.*	4,400	12,760
Monolithic Power Systems, Inc.*	4,055	66,218
National Semiconductor Corp.	19,600	250,292
Netlogic Microsystems, Inc.*	82,506	2,275,515
Novellus Systems, Inc.*	7,000	186,060
NVE Corp.*	400	17,212
NVIDIA Corp.*	47,060	549,661
ON Semiconductor Corp.*	35,965	259,308
PLX Technology, Inc.*	2,200	7,964
PMC-Sierra, Inc.*	300	2,208
Power Integrations, Inc.	2,800	89,012
Rambus, Inc.*	9,000	187,560
Rubicon Technology, Inc.*	1,100	24,959
Rudolph Technologies, Inc.*	300	2,493
Sigma Designs, Inc.*	1,800	20,682
Silicon Laboratories, Inc.*	34,261	1,255,666
Skyworks Solutions, Inc.*	14,994	310,076
Standard Microsystems Corp.*	26,400	602,184
SunPower Corp., Class A*	800	11,520
Supertex, Inc.*	900	19,908
Tessera Technologies, Inc.*	5,600	103,600
Texas Instruments, Inc.	388,171	10,534,961
Trident Microsystems, Inc.*	2,000	3,420
TriQuint Semiconductor, Inc.*	7,870	75,552
Ultratech, Inc.*	1,900	32,490
Varian Semiconductor Equipment Associates, Inc.*	6,200	178,436
Veeco Instruments, Inc.*	2,300	80,201
Volterra Semiconductor Corp.*	2,100	45,192
Xilinx, Inc.	18,300	486,963
Zoran Corp.*	3,685	28,153

		48,301,887

Software (5.4%)
ACI Worldwide, Inc.*	4,400	98,516
Actuate Corp.*	4,900	25,235
Adobe Systems, Inc.*	55,837	1,460,138
Advent Software, Inc.*	1,400	73,066
American Software, Inc., Class A	1,200	7,080
ANSYS, Inc.*	7,541	318,607
ArcSight, Inc.*	1,794	78,147
Autodesk, Inc.*	189,211	6,049,076
Blackbaud, Inc.	5,000	120,200
BMC Software, Inc.*	15,795	639,382
Bottomline Technologies, Inc.*	2,617	40,197
CA, Inc.	26,183	552,985
Cadence Design Systems, Inc.*	19,100	145,733
Citrix Systems, Inc.*	13,132	896,128
Compuware Corp.*	2,800	23,884
Concur Technologies, Inc.*	2,900	143,376
Deltek, Inc.*	1,306	10,461
DemandTec, Inc.*	1,700	15,997
Ebix, Inc.*	1,500	35,175
Electronic Arts, Inc.*	27,211	447,077
EPIQ Systems, Inc.	3,002	36,804
FactSet Research Systems, Inc.	3,600	292,068
FalconStor Software, Inc.*	3,100	9,486
Informatica Corp.*	114,200	4,386,422
Interactive Intelligence, Inc.*	1,100	19,360
Intuit, Inc.*	19,867	870,373
Jack Henry & Associates, Inc.	9,701	247,375
JDA Software Group, Inc.*	2,324	58,937
Kenexa Corp.*	2,900	50,808
Lawson Software, Inc.*	4,734	40,097
Manhattan Associates, Inc.*	2,000	58,700
McAfee, Inc.*	13,342	630,543
Mentor Graphics Corp.*	500	5,285
MICROS Systems, Inc.*	6,900	292,077
Microsoft Corp.#	714,809	17,505,672
MicroStrategy, Inc., Class A*	1,100	95,271
NetScout Systems, Inc.*	2,000	41,020
NetSuite, Inc.*	2,200	51,854
Nuance Communications, Inc.*	336,912	5,269,304
Opnet Technologies, Inc.	1,000	18,150
Oracle Corp.	388,238	10,424,190
Parametric Technology Corp.*	13,400	261,836
Pegasystems, Inc.	1,900	58,995
PROS Holdings, Inc.*	1,000	9,280
QAD, Inc.*	1,016	4,227
Radiant Systems, Inc.*	2,200	37,620
RealD, Inc.*	48,495	896,672
Red Hat, Inc.*	265,225	10,874,225
Renaissance Learning, Inc.	800	8,152
Rosetta Stone, Inc.*	689	14,634
Rovi Corp.*	73,911	3,725,853
Salesforce.com, Inc.*	67,235	7,516,873
Smith Micro Software, Inc.*	2,100	20,874
SolarWinds, Inc.*	1,326	22,887
Solera Holdings, Inc.	5,945	262,531
Sourcefire, Inc.*	2,800	80,752
SuccessFactors, Inc.*	53,100	1,333,341
Synchronoss Technologies, Inc.*	1,700	30,277
Take-Two Interactive Software, Inc.*	890	9,025
Taleo Corp., Class A*	3,700	107,263
TeleCommunication Systems, Inc., Class A*	2,700	10,557
THQ, Inc.*	3,700	14,874
TIBCO Software, Inc.*	11,747	208,392
Tyler Technologies, Inc.*	3,100	62,496
Unica Corp.*	1,100	23,078
VASCO Data Security International, Inc.*	2,200	14,300
VMware, Inc., Class A*	72,885	6,190,852
Websense, Inc.*	5,300	94,022

		83,478,144

Total Information Technology		363,795,900

Materials (4.4%)
Chemicals (2.8%)
Air Products & Chemicals, Inc.	40,658	3,367,296
Airgas, Inc.	6,900	468,855
Albemarle Corp.	7,549	353,369
Arch Chemicals, Inc.	700	24,563
Ashland, Inc.	600	29,262
Balchem Corp.	2,250	69,435
Calgon Carbon Corp.*	6,600	95,700
Celanese Corp.	13,324	427,700
CF Industries Holdings, Inc.	4,218	402,819
Dow Chemical Co.	414,306	11,376,843
E.I. du Pont de Nemours & Co.	22,158	988,690
Eastman Chemical Co.	300	22,200
Ecolab, Inc.	16,508	837,616
FMC Corp.	5,016	343,145
Hawkins, Inc.	891	31,559
International Flavors & Fragrances, Inc.	6,400	310,528
Koppers Holdings, Inc.	1,245	33,453
Landec Corp.*	1,900	11,799
LSB Industries, Inc.*	2,300	42,711

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Lubrizol Corp.	5,273	$558,780
Monsanto Co.	305,660	14,650,284
Mosaic Co.	11,168	656,232
Nalco Holding Co.	161,845	4,080,112
NewMarket Corp.	1,221	138,803
NL Industries, Inc.	300	2,724
Omnova Solutions, Inc.*	5,500	39,545
PPG Industries, Inc.	2,300	167,440
Praxair, Inc.	27,919	2,519,969
RPM International, Inc.	1,600	31,872
Scotts Miracle-Gro Co., Class A	3,295	170,450
Sherwin-Williams Co.	4,773	358,643
Sigma-Aldrich Corp.	7,911	477,666
Valspar Corp.	200	6,370
W.R. Grace & Co.*	1,801	50,320
Zep, Inc.	1,700	29,648

		43,176,401

Construction Materials (0.0%)
Eagle Materials, Inc.	5,974	141,584
Martin Marietta Materials, Inc.	3,800	292,486
United States Lime & Minerals, Inc.*	100	3,866

		437,936

Containers & Packaging (0.1%)
AEP Industries, Inc.*	400	9,448
Crown Holdings, Inc.*	13,600	389,776
Owens-Illinois, Inc.*	4,847	136,007
Pactiv Corp.*	9,444	311,463
Silgan Holdings, Inc.	3,400	107,780
Temple-Inland, Inc.	400	7,464

		961,938

Metals & Mining (1.5%)
AK Steel Holding Corp.	400	5,524
Allegheny Technologies, Inc.	8,200	380,890
Allied Nevada Gold Corp.*	3,200	84,800
AMCOL International Corp.	700	18,333
Barrick Gold Corp.	36,000	1,666,440
BHP Billiton plc (ADR)	105,017	6,712,687
Carpenter Technology Corp.	1,000	33,710
Cliffs Natural Resources, Inc.	11,364	726,387
Compass Minerals International, Inc.	2,700	206,874
Freeport-McMoRan Copper & Gold, Inc.	87,148	7,441,568
Goldcorp, Inc.	17,975	782,272
Newmont Mining Corp.	33,702	2,116,823
Nucor Corp.	47,700	1,822,140
Reliance Steel & Aluminum Co.	200	8,306
Royal Gold, Inc.	1,178	58,711
Schnitzer Steel Industries, Inc., Class A	100	4,828
Southern Copper Corp.	13,954	490,064
Stillwater Mining Co.*	900	15,156
Titanium Metals Corp.*	1,900	37,924
United States Steel Corp.	3,100	135,904
Walter Energy, Inc.	4,300	349,547

		23,098,888

Paper & Forest Products (0.0%)
Clearwater Paper Corp.*	300	22,824
Deltic Timber Corp.	900	40,320
International Paper Co.	28,100	611,175
Wausau Paper Corp.*	2,500	20,725

		695,044

Total Materials		68,370,207

Telecommunication Services (0.3%)
Diversified Telecommunication Services (0.0%)
AboveNet, Inc.*	1,150	59,903
Alaska Communications Systems Group, Inc.	4,318	43,828
Cogent Communications Group, Inc.*	5,500	52,085
Consolidated Communications Holdings, Inc.	700	13,069
Frontier Communications Corp.	26,800	218,956
Global Crossing Ltd.*	3,200	41,152
Level 3 Communications, Inc.*	13,900	13,028
Neutral Tandem, Inc.*	4,119	49,222
tw telecom, Inc.*	12,703	235,895
Windstream Corp.	14,241	175,022

		902,160

Wireless Telecommunication Services (0.3%)
American Tower Corp., Class A*	33,948	1,740,174
Clearwire Corp., Class A*	2,500	20,225
Crown Castle International Corp.*	28,117	1,241,366
MetroPCS Communications, Inc.*	15,322	160,268
NII Holdings, Inc.*	10,900	447,990
NTELOS Holdings Corp.	3,800	64,296
SBA Communications Corp., Class A*	10,100	407,030
USA Mobility, Inc.	2,066	33,118

		4,114,467

Total Telecommunication Services		5,016,627

Utilities (0.1%)
Electric Utilities (0.0%)
ITC Holdings Corp.	16,020	997,245

Independent Power Producers & Energy Traders (0.1%)
Calpine Corp.*	105,726	1,316,289

Total Utilities		2,313,534

Total Common Stocks (79.7%) (Cost $1,087,765,951)		1,241,419,828

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Government Securities (2.3%)
Federal Home Loan Bank
0.01%, 10/1/10 (o)(p)	$7,700,000	7,699,998
U.S. Treasury Bills
0.12%, 11/4/10 #(p)	28,032,000	28,028,769

Total Government Securities		35,728,767

Time Deposit (18.1%)
JPMorgan Chase Nassau
0.000%, 10/1/10	281,433,662	281,433,662

Total Short-Term Investments (20.4%) (Cost/Amortized Cost $317,160,865)		317,162,429

Total Investments (100.1%) (Cost/Amortized Cost $1,404,926,816)		1,558,582,257
Other Assets Less Liabilities (-0.1%)		(2,051,161)

Net Assets (100%)		$1,556,531,096

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

*	Non-income producing.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2010, the market value of these securities amounted to $3,150,000 or 0.2% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $28,665,509.
(b)	Illiquid Security.
(o)	Discount Note Security. Effective rate calculated as of September 30, 2010.
(p)	Yield to maturity.

Glossary:

ADR — American Depositary Receipt

At September 30, 2010, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2010	Unrealized Appreciation/ (Depreciation)
NASDAQ 100 E-Mini Index	1,986	December-10	$76,397,386	$79,261,260	$2,863,874
S&P 500 E-Mini Index	2,729	December-10	152,455,295	155,102,715	2,647,420
S&P MidCap 400 E-Mini Index	844	December-10	65,108,074	67,528,440	2,420,366

					$7,931,660

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$198,701,694	$—	$—	$198,701,694
Consumer Staples	82,371,274	—	—	82,371,274
Energy	105,105,696	—	—	105,105,696
Financials	66,969,251	—	3,150,000	70,119,251
Health Care	187,765,020	—	—	187,765,020
Industrials	157,860,625	—	—	157,860,625
Information Technology	363,795,900	—	—	363,795,900
Materials	68,370,207	—	—	68,370,207
Telecommunication Services	5,016,627	—	—	5,016,627
Utilities	2,313,534	—	—	2,313,534
Futures	7,931,660	—	—	7,931,660
Short-Term Investments	—	317,162,429	—	317,162,429

Total Assets	$1,246,201,488	$317,162,429	$3,150,000	$1,566,513,917

Total Liabilities	$—	$—	$—	$—

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Total	$1,246,201,488	$317,162,429	$3,150,000	$1,566,513,917

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities-Financials
Balance as of 12/31/09	$2,700,030
Total gains or losses (realized/unrealized) included in earnings	449,991
Purchases, sales, issuances, and settlements (net)	(21)
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 9/30/10	$3,150,000

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 9/30/10.	$450,000

Investment security transactions for the nine months ended September 30, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$454,553,491
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$754,718,783

As of September 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$205,763,636
Aggregate gross unrealized depreciation	(84,118,376)

Net unrealized appreciation	$121,645,260

Federal income tax cost of investments	$1,436,936,997

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (7.1%)
Asset-Backed Securities (2.1%)
Aegis Asset Backed Securities Trust, Series 2006-1 A1
0.336%, 1/25/37(l)	$38,103	$37,975
AEP Texas Central Transition Funding LLC, Series 2002-1 A5
6.250%, 1/15/17	150,000	179,251
Ally Auto Receivables Trust, Series 2010-3 A3
1.110%, 10/15/14	100,000	100,451
American Money Management Corp., Series 2006-6A A1A
0.543%, 5/3/18(l)§†	2,500,000	2,377,479
Ameriquest Mortgage Securities, Inc., Series 2004-R11 A1
0.559%, 11/25/34(l)	672,570	577,767
Bank of America Auto Trust, Series 2009-2A A2
1.160%, 2/15/12§	1,262,376	1,263,335
Series 2009-2A A3
2.130%, 9/15/13§	4,500,000	4,562,678
Bank of America Credit Card Trust, Series 2008-A5 A5
1.457%, 12/16/13(l)	3,900,000	3,929,675
BMW Vehicle Owner Trust, Series 2010-A A3
1.390%, 4/25/14	100,000	101,045
Capital One Multi-Asset Execution Trust, Series 2004-A8 A8
0.387%, 8/15/14(l)	765,000	763,244
Series 2005-A7 A7
4.700%, 6/15/15	750,000	802,434
Series 2006-A5 A5
0.317%, 1/15/16(l)	550,000	544,397
Series 2007-A7 A7
5.750%, 7/15/20	125,000	148,448
Chase Issuance Trust, Series 2007-A17 A
5.120%, 10/15/14	1,500,000	1,629,928
Series 2009-A2 A2
1.807%, 4/15/14(l)	9,800,000	10,004,666
Citibank Credit Card Issuance Trust, Series 2003-A10 A10
4.750%, 12/10/15	200,000	221,660
Series 2003-A7 A7
4.150%, 7/7/17	700,000	773,793
Series 2005-A2 A2
4.850%, 3/10/17	125,000	141,741
Series 2005-A9 A9
5.100%, 11/20/17	250,000	288,157
Series 2006-A3 A3
5.300%, 3/15/18	500,000	582,951
Series 2007-A8 A8
5.650%, 9/20/19	325,000	389,913
Series 2008-A1 A1
5.350%, 2/7/20	250,000	295,820
Series 2009-A4 A4
4.900%, 6/23/16	250,000	281,159
Daimler Chrysler Auto Trust, Series 2006-D A4
4.940%, 2/8/12	1,120,482	1,131,446
Delta Air Lines, Inc., Series 01A2
7.111%, 9/18/11	4,000,000	4,220,000
EFS Volunteer LLC, Series 2010-1 A1
1.389%, 10/26/26(l)§	2,000,000	2,000,967
Ford Credit Auto Owner Trust, Series 2008-C A3
1.677%, 6/15/12(l)	6,137,023	6,160,227
Series 2009-E A2
0.800%, 3/15/12	12,890,059	12,899,740
Series 2010-B A3
0.980%, 10/15/14	100,000	100,441
Granite Master Issuer plc, Series 2006-3 A7
0.357%, 12/20/54(l)	1,518,855	1,415,210
GSAA Home Equity Trust, Series 2006-5 2A1
0.326%, 3/25/36(l)	139,136	99,260
Mid-State Trust,
8.330%, 4/1/30	175,059	174,772
Nissan Auto Receivables Owner Trust, Series 2009-A A2
2.940%, 7/15/11	28,835	28,835
Series 2010-A A3
0.870%, 7/15/14	100,000	100,141
PG&E Energy Recovery Funding LLC, Series 2005-1 A5
4.470%, 12/25/14	250,000	268,333
Renaissance Home Equity Loan Trust, Series 2003-3 A
0.756%, 12/25/33(l)	195,522	161,214
SLM Student Loan Trust, Series 2005-4 A2
0.578%, 4/26/21(l)	1,190,009	1,185,254
Series 2008-5 A2
1.598%, 10/25/16(l)	4,140,000	4,204,121
Series 2008-5 A3
1.798%, 1/25/18(l)	1,930,000	1,996,878
Series 2008-5 A4
2.198%, 7/25/23(l)	3,250,000	3,402,763
Series 2008-9 A
1.998%, 4/25/23(l)	16,875,557	17,656,384
Series 2010-C A1
1.907%, 12/15/17(l)§	1,510,697	1,505,359
Structured Asset Receivables Trust, Series 2003-2A CTFS
1.989%, 1/21/11(b)(l)§†	976	976
Wells Fargo Home Equity Trust, Series 2005-2 AII2
0.496%, 10/25/35(l)	16,841	16,700

		88,726,988

Non-Agency CMO (5.0%)
American Home Mortgage Investment Trust, Series 2004-3 5A
2.550%, 10/25/34(l)	261,182	235,292
Arkle Master Issuer plc, Series 2010-1A 2A
1.519%, 5/17/60(l)§	2,490,000	2,481,172
Banc of America Alternative Loan Trust, Series 2004-5 4A1
5.000%, 6/25/19	245,893	246,733
Banc of America Commercial Mortgage, Inc., Series 2001-1 A2
6.503%, 4/15/36	775,148	785,520

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2002-PB2 A4
6.186%, 6/11/35	$1,524,717	$1,599,011
Series 2005-1 A4
5.228%, 11/10/42(l)	700,000	746,912
Series 2006-5 AM
5.448%, 9/10/47	190,000	179,891
Series 2006-6 A4
5.356%, 10/10/45	250,000	266,480
Series 2007-2 A2
5.634%, 4/10/49(l)	1,000,000	1,034,564
Series 2007-2 A4
5.867%, 4/10/49(l)	1,500,000	1,534,831
Series 2007-3 A4
5.837%, 6/10/49(l)	4,380,000	4,495,548
Banc of America Funding Corp., Series 2006-A 1A1
4.000%, 2/20/36(l)	1,327,620	1,267,034
Banc of America Large Loan, Inc., Series 2009-UB1 A4A
5.698%, 6/24/50(b)(l)§	2,200,000	2,425,046
Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-4 22A1
5.911%, 6/25/47(l)	587,831	457,575
Bear Stearns Commercial Mortgage Securities, Inc., Series 2003-T12 A4
4.680%, 8/13/39(l)	1,825,000	1,949,588
Series 2004-T16 A6
4.750%, 2/13/46(l)	1,340,000	1,397,331
Series 2005-PW10 AM
5.449%, 12/11/40(l)	210,000	201,036
Series 2005-PWR7 A3
5.116%, 2/11/41(l)	600,000	647,204
Series 2006-PW14 A4
5.201%, 12/11/38	400,000	431,609
Series 2006-T24 A4
5.537%, 10/12/41	825,000	908,159
Series 2007-PW16 A4
5.907%, 6/11/40(l)	1,000,000	1,074,024
Citigroup Commercial Mortgage Trust, Inc., Series 2007-C6 A4
5.887%, 12/10/49(l)	500,000	535,186
Series 2008-C7 A4
6.294%, 12/10/49(l)	2,259,313	2,430,660
Citigroup Mortgage Loan Trust, Inc., Series 2006-AR1 1A1
2.650%, 10/25/35(l)	5,940,393	4,886,052
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4 A2B
5.205%, 12/11/49	300,000	313,346
Citimortgage Alternative Loan Trust, Series 2007-A8 A1
6.000%, 10/25/37	2,212,226	1,777,728
Commercial Mortgage Pass Through Certificates, Series 2005-LP5 A4
4.982%, 5/10/43(l)	1,400,000	1,512,755
Countrywide Alternative Loan Trust, Series 2003-J3 2A1
6.250%, 12/25/33	118,211	123,584
Series 2006-OA21 A1
0.447%, 3/20/47(l)	1,088,048	538,999
Series 2006-OA22 A1
0.416%, 2/25/47(l)	413,564	244,433
Series 2006-OA6 1A2
0.466%, 7/25/46(l)	253,902	142,820
Series 2007-OH1 A1D
0.466%, 4/25/47(l)	420,859	224,151
Countrywide Home Loan Mortgage Pass Through Trust, Series 2006-OA5 2A1
0.456%, 4/25/46(l)	448,537	246,695
Credit Suisse Commercial Mortgage Trust, Series 2007-C3 A2
5.910%, 6/15/39(l)	4,100,000	4,237,924
Credit Suisse Mortgage Capital Certificates, Series 2006-8 3A1
6.000%, 10/25/21	437,821	355,387
Series 2006-C4 A3
5.467%, 9/15/39	1,000,000	1,053,367
Series 2006-C5 A3
5.311%, 12/15/39	3,000,000	3,150,441
Series 2010-RR1 2A
5.695%, 9/17/40(l)§	4,800,000	5,041,020
Series 2010-RR1 3A
5.837%, 6/10/49(l)§	4,800,000	5,184,300
Series 2010-RR7 2A
5.467%, 9/18/39(b)(l)§†	2,785,000	3,033,947
CS First Boston Mortgage Securities Corp., Series 2002-CKS4 A2
5.183%, 11/15/36	1,525,000	1,607,558
Series 2002-CP3 A3
5.603%, 7/15/35	2,160,000	2,285,999
Series 2002-CP5 A2
4.940%, 12/15/35	2,065,000	2,187,992
Series 2003-C3 A5
3.936%, 5/15/38	2,220,000	2,328,770
Series 2004-C2 A1
3.819%, 5/15/36	355,796	365,565
Series 2004-C4 A6
4.691%, 10/15/39	600,000	638,986
Series 2004-C5 A4
4.829%, 11/15/37	1,000,000	1,062,280
CW Capital Cobalt Ltd., Series 2007-C3 A4
6.013%, 5/15/46(l)	567,500	582,896
Deutsche Bank AG, Series 2006-OA1 A1
0.456%, 2/25/47(l)	230,988	145,406
EMF-NL B.V., Series 2008-1X A1
1.746%, 10/17/39(l)(m)	753,279	974,775
Series 2008-1X A3
2.096%, 10/17/41(l)(m)	500,000	465,773
Series 2008-2X A2
1.846%, 7/17/41(l)(m)	1,200,000	1,089,225
First Republic Mortgage Loan Trust,
Series 2001-FRB1 A
0.607%, 11/15/31(l)	479,937	423,205
First Union National Bank Commercial Mortgage Trust, Series 2001-C4 A2
6.223%, 12/12/33	1,890,019	1,962,101
GE Capital Commercial Mortgage Corp., Series 2007-C1 A4
5.543%, 12/10/49	1,500,000	1,508,199
GMAC Commercial Mortgage Securities, Inc., Series 2000-C3 A2
6.957%, 9/15/35	24,341	24,332
Series 2002-C3 A2
4.930%, 7/10/39	2,075,000	2,192,210

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2004-C3 A5
4.864%, 12/10/41	$700,000	$743,619
Series 2006-C1 AM
5.290%, 11/10/45(l)	330,000	324,929
Granite Master Issuer plc, Series 2006-4 A6
0.347%, 12/20/54(l)	3,797,139	3,537,966
Greenwich Capital Commercial Funding Corp., Series 2004-GG1 A4
4.755%, 6/10/36	149,827	150,971
Series 2005-GG3 A4
4.799%, 8/10/42(l)	1,333,000	1,421,112
Series 2006-GG7 A4
6.080%, 7/10/38(l)	1,250,000	1,369,420
Series 2007-GG9 A4
5.444%, 3/10/39	950,000	1,006,479
GS Mortgage Securities Corp. II, Series 2001-LIBA A2
6.615%, 2/14/16§	3,000,000	3,062,984
Series 2001-LIBA C
6.733%, 2/14/16§	2,200,000	2,247,124
Series 2004-GG2 A6
5.396%, 8/10/38(l)	1,027,000	1,119,901
Series 2005-GG4 A4
4.761%, 7/10/39	1,000,000	1,054,512
Series 2006-GG6 A4
5.553%, 4/10/38(l)	1,000,000	1,081,452
Series 2006-GG8 A2
5.479%, 11/10/39	750,000	767,306
Series 2010-C1 A2
4.592%, 8/10/43§	6,200,000	6,651,968
GSR Mortgage Loan Trust, Series 2004-9 4A1
2.910%, 8/25/34(l)	944,143	871,661
Series 2005-AR4 6A1
5.250%, 7/25/35(l)	3,803,015	3,681,235
Series 2005-AR6 2A1
2.923%, 9/25/35(l)	1,395,423	1,296,082
Series 2006-AR2 2A1
3.209%, 4/25/36(l)	606,664	508,669
Hilton Hotel Pool Trust, Series 2000-HLTA B
0.756%, 10/3/15(l)§	5,600,000	5,599,877
Series 2000-HLTA C
7.458%, 10/3/15§	3,000,000	3,000,422
Holmes Master Issuer plc, Series 2007-2A 3A1
0.606%, 7/15/21(l)	2,850,000	2,820,778
Homebanc Mortgage Trust, Series 2005-4 A1
0.526%, 10/25/35(l)	661,639	509,424
Impac CMB Trust, Series 2003-8 2A1
1.156%, 10/25/33(l)	150,355	118,732
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2001-C1 A3
5.857%, 10/12/35	1,572,204	1,623,122
Series 2001-CIB2 A3
6.429%, 4/15/35	358,847	366,795
Series 2001-CIBC A3
6.260%, 3/15/33	664,876	668,585
Series 2004-CB8 A1A
4.158%, 1/12/39§	918,908	941,275
Series 2007-LD12 A2
5.827%, 2/15/51	1,000,000	1,046,369
JP Morgan Mortgage Trust, Series 2006-S2 2A2
5.875%, 7/25/36	189,560	181,521
Series 2007-A1 3A3
2.971%, 7/25/35(l)	922,999	861,456
Series 2007-S1 1A2
5.500%, 3/25/22	190,556	184,145
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2003-CB7 A4
4.879%, 1/12/38(l)	1,000,000	1,067,596
Series 2005-LDP1 A3
4.865%, 3/15/46	2,000,000	2,086,055
Series 2005-LDP3 A4B
4.996%, 8/15/42(l)	1,275,000	1,278,106
Series 2006-CB15 A4
5.814%, 6/12/43(l)	785,000	854,558
Series 2006-LDP9 A1S
5.284%, 5/15/47	1,370,602	1,395,919
Series 2007-CB18 A4
5.440%, 6/12/47	1,350,000	1,415,610
LB-UBS Commercial Mortgage Trust, Series 2002-C2 A4
5.594%, 6/15/31	2,089,000	2,212,724
Series 2003-C7 A2
4.064%, 9/15/27(l)	97,086	97,293
Series 2004-C2 A4
4.367%, 3/15/36	1,800,000	1,896,459
Series 2004-C7 A1A
4.475%, 10/15/29	1,888,009	1,963,440
Series 2004-C8 A4
4.510%, 12/15/29	1,300,000	1,329,129
Series 2005-C7 A4
5.197%, 11/15/30(l)	300,000	329,332
Series 2006-C4 AM
6.100%, 6/15/38(l)	240,000	241,229
Series 2006-C7 AM
5.378%, 11/15/38	230,000	226,689
Series 2007-C1 A4
5.424%, 2/15/40	4,000,000	4,147,992
Series 2007-C6 A4
5.858%, 7/15/40(l)	1,500,000	1,586,209
Series 2007-C7 A3
5.866%, 9/15/45(l)	3,940,000	4,167,348
Merrill Lynch Mortgage Investors, Inc., Series 2003-A1 3A
2.160%, 12/25/32(l)	210,928	204,622
Series 2005-A10 A
0.466%, 2/25/36(l)	1,940,036	1,375,829
Merrill Lynch Mortgage Trust, Series 2004-KEY2 A4
4.864%, 8/12/39(l)	900,000	950,419
Series 2007-C1 A4
6.020%, 6/12/50(l)	1,000,000	1,035,030
Series 2008-C1 A3
5.710%, 2/12/51	300,000	311,439
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-5 A4
5.378%, 8/12/48	2,700,000	2,657,612
Series 2007-6 A4
5.485%, 3/12/51(l)	150,000	146,217

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
Morgan Stanley, Series 2009-GG10 A4A
6.002%, 8/12/45(l)§	$1,800,000	$1,969,036
Morgan Stanley Capital I, Inc., Series 2004-IQ8 A5
5.110%, 6/15/40(l)	600,000	647,120
Series 2005-HQ5 A4
5.168%, 1/14/42	1,194,000	1,290,635
Series 2005-IQ9 A5
4.700%, 7/15/56	1,875,000	2,001,643
Series 2006-HQ8 A3
5.610%, 3/12/44(l)	667,000	678,621
Series 2007-HQ13 A1
5.357%, 12/15/44	1,316,413	1,353,576
Series 2007-IQ14 A2
5.610%, 4/15/49	1,000,000	1,042,865
Series 2007-IQ15 A4
6.075%, 6/11/49(l)	3,450,000	3,679,433
Series 2007-T25 A3
5.514%, 11/12/49(l)	1,500,000	1,659,515
Series 2007-T27 A4
5.802%, 6/11/42(l)	1,210,000	1,339,603
Morgan Stanley Dean Witter Capital I, Inc., Series 2002-IQ2 A4
5.740%, 12/15/35	1,663,473	1,739,105
OBP Depositor LLC Trust, Series 2010-OBP A
4.646%, 7/15/45§	6,500,000	7,030,827
RBSCF Trust, Series 2010-RR3 CSCA
5.467%, 9/16/39(l)§	800,000	854,281
Series 2010-RR3 JPMA
5.420%, 1/16/49(l)§†	2,500,000	2,735,161
Series 2010-RR4 CMLA
6.216%, 8/16/17(b)(l)§	1,234,000	1,348,916
Salomon Brothers Mortgage Securities VII, Inc., Series 2001-C2 A3
6.499%, 11/13/36	1,994,644	2,068,754
Sequoia Mortgage Trust,
0.637%, 10/20/27(l)	64,751	58,562
Series 2003-4 2A1
0.607%, 7/20/33(l)	172,199	149,216
Station Place Securitization Trust, Series 2009-1 A
1.756%, 1/25/40(l)§	2,785,000	2,785,000
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-19XS 1A1
0.576%, 10/25/35(l)	441,404	298,060
Structured Asset Mortgage Investments, Inc., Series 2005-AR5 A1
0.507%, 7/19/35(l)	398,833	266,896
Series 2005-AR5 A2
0.507%, 7/19/35(l)	1,924,926	1,598,176
Series 2006-AR3 12A1
0.476%, 5/25/36(l)	1,682,446	926,018
Thornburg Mortgage Securities Trust, Series 2007-1 A3A
0.356%, 3/25/37(l)	1,125,611	1,077,401
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4 A3
6.043%, 8/15/39(l)	985,000	1,091,924
UBS Commercial Mortgage Trust, Series 2007-FL1 A1
0.994%, 7/15/24(l)§	2,014,573	1,777,391
Wachovia Bank Commercial Mortgage Trust, Series 2003-C8 A4
4.964%, 11/15/35(l)	2,300,000	2,497,833
Series 2004-C11 A5
5.215%, 1/15/41(l)	975,000	1,054,892
Series 2005-C17 APB
5.037%, 3/15/42	1,405,010	1,489,737
Series 2005-C20 A6A
5.110%, 7/15/42(l)	2,290,000	2,399,261
Series 2005-C22 A4
5.437%, 12/15/44(l)	1,320,000	1,445,750
Series 2007-C31 A2
5.421%, 4/15/47	1,500,000	1,549,469
Series 2007-C33 A4
6.102%, 2/15/51(l)	1,700,000	1,774,576
WaMu Mortgage Pass-Through Certificates, Series 2002-AR9 1A
1.770%, 8/25/42(l)	88,384	76,411
Series 2003-AR1 A5
2.384%, 3/25/33(l)	792,063	722,912
Series 2005-AR7 A4
2.785%, 8/25/35(l)	637,357	561,283
Series 2007-OA4 1A
1.140%, 5/25/47(l)	510,592	315,689
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR12 2A4
2.889%, 7/25/35(l)	410,292	405,489
Series 2006-AR12 2A1
5.969%, 9/25/36(l)	584,919	534,074

		217,334,485

Total Asset-Backed and Mortgage-Backed Securities		306,061,473

Corporate Bonds (34.0%)
Consumer Discretionary (1.2%)
Automobiles (0.1%)
Daimler Finance N.A. LLC
5.750%, 9/8/11	$2,350,000	2,453,764
6.500%, 11/15/13	1,319,000	1,508,708

		3,962,472

Hotels, Restaurants & Leisure (0.1%)
International Game Technology
7.500%, 6/15/19	75,000	89,132
5.500%, 6/15/20	100,000	107,210
Marriott International, Inc.
5.625%, 2/15/13	250,000	266,954
McDonald’s Corp.
3.500%, 7/15/20	160,000	164,407
6.300%, 3/1/38	682,000	852,828
Yum! Brands, Inc.
4.250%, 9/15/15	250,000	272,414
5.300%, 9/15/19	150,000	167,284
6.875%, 11/15/37	100,000	119,570

		2,039,799

Household Durables (0.0%)
Fortune Brands, Inc.
3.000%, 6/1/12	250,000	254,606
6.375%, 6/15/14	100,000	113,458
Newell Rubbermaid, Inc.
4.700%, 8/15/20	150,000	157,045
Toll Brothers Finance Corp.
8.910%, 10/15/17	200,000	232,793
6.750%, 11/1/19	125,000	129,357

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
Whirlpool Corp.
8.000%, 5/1/12	$115,000	$125,317
8.600%, 5/1/14	50,000	59,534

		1,072,110

Leisure Equipment & Products (0.0%)
Hasbro, Inc.
6.350%, 3/15/40	110,000	113,123

Media (0.9%)
CBS Corp.
8.875%, 5/15/19	125,000	162,944
5.750%, 4/15/20	35,000	38,875
7.875%, 7/30/30	823,000	990,653
Charter Communications Operating LLC
8.000%, 4/30/12§	1,450,000	1,537,000
Comcast Cable Communications Holdings, Inc.
8.375%, 3/15/13	183,000	212,516
9.455%, 11/15/22	740,000	1,043,660
Comcast Corp.
6.500%, 1/15/15	969,000	1,136,150
5.900%, 3/15/16	1,395,000	1,611,413
5.700%, 5/15/18	300,000	343,387
5.700%, 7/1/19	250,000	286,888
6.450%, 3/15/37	658,000	730,955
6.950%, 8/15/37	916,000	1,074,092
6.550%, 7/1/39	250,000	283,007
6.400%, 3/1/40	425,000	472,529
COX Communications, Inc.
7.125%, 10/1/12	115,000	127,316
4.625%, 6/1/13	600,000	647,200
8.375%, 3/1/39§	1,390,000	1,865,968
CSC Holdings LLC
7.625%, 4/1/11	1,000,000	1,022,500
DIRECTV Holdings LLC
3.550%, 3/15/15	195,000	202,418
5.200%, 3/15/20	130,000	140,710
6.350%, 3/15/40	40,000	43,278
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
7.625%, 5/15/16	414,000	461,610
5.875%, 10/1/19	200,000	226,997
6.000%, 8/15/40	370,000	382,126
Discovery Communications LLC
3.700%, 6/1/15	840,000	890,095
DISH DBS Corp.
6.375%, 10/1/11	5,450,000	5,640,750
McGraw-Hill Cos., Inc.
6.550%, 11/15/37	200,000	230,643
NBC Universal, Inc.
3.650%, 4/30/15§	100,000	105,556
5.150%, 4/30/20§	1,360,000	1,468,699
4.375%, 4/1/21§	1,595,000	1,614,434
6.400%, 4/30/40§	50,000	54,441
News America Holdings, Inc.
9.250%, 2/1/13	957,000	1,117,495
7.750%, 1/20/24	1,543,000	1,932,239
8.500%, 2/23/25	232,000	294,634
8.450%, 8/1/34	73,000	96,511
News America, Inc.
7.125%, 4/8/28	82,000	93,516
6.150%, 3/1/37	666,000	717,116
7.850%, 3/1/39	250,000	319,251
Omnicom Group, Inc.
6.250%, 7/15/19	150,000	176,344
4.450%, 8/15/20	90,000	92,529
Thomson Reuters Corp.
5.700%, 10/1/14	1,230,000	1,410,924
4.700%, 10/15/19	150,000	165,576
Time Warner Cable, Inc.
6.200%, 7/1/13	200,000	225,310
5.850%, 5/1/17	1,358,000	1,548,411
5.000%, 2/1/20	780,000	835,326
7.300%, 7/1/38	275,000	337,794
6.750%, 6/15/39	250,000	288,490
Time Warner Entertainment Co. LP
8.375%, 3/15/23	700,000	923,292
Time Warner, Inc.
5.875%, 11/15/16	668,000	777,847
4.700%, 1/15/21	340,000	360,259
7.700%, 5/1/32	1,364,000	1,704,482
6.100%, 7/15/40	220,000	236,901
Turner Broadcasting System, Inc.
8.375%, 7/1/13	65,000	75,537
Viacom, Inc.
4.375%, 9/15/14	100,000	108,540
5.625%, 9/15/19	350,000	398,985
6.875%, 4/30/36	300,000	352,195
Walt Disney Co.
4.500%, 12/15/13	500,000	554,083
5.500%, 3/15/19	500,000	596,516

		40,788,913

Multiline Retail (0.0%)
Kohl’s Corp.
6.250%, 12/15/17	200,000	239,039
Nordstrom, Inc.
6.750%, 6/1/14	100,000	117,245
4.750%, 5/1/20	70,000	74,886
Target Corp.
5.125%, 1/15/13	500,000	545,955
6.000%, 1/15/18	300,000	361,887
7.000%, 1/15/38	500,000	644,741

		1,983,753

Specialty Retail (0.1%)
Home Depot, Inc.
5.400%, 3/1/16	1,000,000	1,138,585
Lowe’s Cos., Inc.
4.625%, 4/15/20	100,000	111,662
5.800%, 10/15/36	655,000	731,833
5.800%, 4/15/40	45,000	50,600
TJX Cos., Inc.
4.200%, 8/15/15	100,000	110,746
6.950%, 4/15/19	145,000	184,430

		2,327,856

Total Consumer Discretionary		52,288,026

Consumer Staples (1.3%)
Beverages (0.3%)
Anheuser-Busch Cos., Inc.
6.450%, 9/1/37	100,000	118,318
Anheuser-Busch InBev Worldwide, Inc.
3.000%, 10/15/12	700,000	726,799
5.375%, 11/15/14§	4,250,000	4,770,404
4.125%, 1/15/15	630,000	678,169
5.375%, 1/15/20	1,190,000	1,343,261
6.375%, 1/15/40	250,000	302,092
Bottling Group LLC
6.950%, 3/15/14	700,000	829,875
Coca-Cola Co.
5.350%, 11/15/17	650,000	765,193

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
Coca-Cola Enterprises, Inc.
7.375%, 3/3/14	$500,000	$601,039
6.750%, 9/15/28	660,000	840,533
Diageo Finance B.V.
3.250%, 1/15/15	200,000	211,507
5.300%, 10/28/15	1,288,000	1,483,222
Dr. Pepper Snapple Group, Inc.
1.700%, 12/21/11	100,000	100,776
2.350%, 12/21/12	100,000	102,608
6.820%, 5/1/18	250,000	309,312
PepsiAmericas, Inc.
4.375%, 2/15/14	250,000	275,122
PepsiCo, Inc.
3.750%, 3/1/14	100,000	108,169
7.900%, 11/1/18	500,000	666,137
4.500%, 1/15/20	200,000	223,001
5.500%, 1/15/40	100,000	114,516

		14,570,053

Food & Staples Retailing (0.4%)
Costco Wholesale Corp.
5.300%, 3/15/12	200,000	213,353
5.500%, 3/15/17	200,000	237,571
CVS Caremark Corp.
4.875%, 9/15/14	250,000	277,014
3.250%, 5/18/15	100,000	104,452
4.750%, 5/18/20	100,000	108,768
6.250%, 6/1/27	688,000	784,380
6.302%, 6/1/37(l)	200,000	185,000
CVS Pass-Through Trust
7.507%, 1/10/32§	5,538,994	6,499,234
Delhaize Group S.A.
5.875%, 2/1/14	250,000	282,167
Kroger Co.
7.500%, 1/15/14	500,000	590,871
3.900%, 10/1/15	250,000	271,323
6.400%, 8/15/17	250,000	298,857
8.000%, 9/15/29	250,000	331,152
Safeway, Inc.
5.800%, 8/15/12	400,000	432,502
7.250%, 2/1/31	250,000	308,629
Walgreen Co.
4.875%, 8/1/13	200,000	221,879
5.250%, 1/15/19	200,000	232,441
Wal-Mart Stores, Inc.
5.000%, 4/5/12	2,000,000	2,127,704
5.250%, 9/1/35	707,000	757,066
Woolworths Ltd.
4.000%, 9/22/20§	2,725,000	2,777,306

		17,041,669

Food Products (0.3%)
Bunge Ltd. Finance Corp.
8.500%, 6/15/19	85,000	102,737
Campbell Soup Co.
3.375%, 8/15/14	100,000	108,097
3.050%, 7/15/17	100,000	105,264
4.500%, 2/15/19	540,000	604,149
Corn Products International, Inc.
3.200%, 11/1/15	100,000	101,924
4.625%, 11/1/20	100,000	102,296
6.625%, 4/15/37	100,000	109,231
General Mills, Inc.
5.400%, 6/15/40	65,000	71,242
H.J. Heinz Co.
5.350%, 7/15/13	400,000	441,807
Hershey Co.
4.850%, 8/15/15	640,000	719,024
Kellogg Co.
4.250%, 3/6/13	500,000	536,250
Kraft Foods, Inc.
6.250%, 6/1/12	1,346,000	1,462,561
4.125%, 2/9/16	150,000	162,255
6.500%, 8/11/17	580,000	694,877
6.125%, 2/1/18	1,702,000	2,006,666
5.375%, 2/10/20	2,745,000	3,066,299
7.000%, 8/11/37	170,000	208,587
6.500%, 2/9/40	500,000	585,433
Ralcorp Holdings, Inc.
6.625%, 8/15/39	100,000	108,661
Wm. Wrigley Jr. Co.
2.450%, 6/28/12§	3,000,000	3,027,585

		14,324,945

Household Products (0.1%)
Clorox Co.
5.450%, 10/15/12	400,000	434,662
3.550%, 11/1/15	100,000	107,342
Kimberly-Clark Corp.
7.500%, 11/1/18	250,000	329,063
6.625%, 8/1/37	100,000	130,087
Procter & Gamble Co.
1.375%, 8/1/12	175,000	177,366
4.700%, 2/15/19	200,000	227,607
5.550%, 3/5/37	684,000	801,369

		2,207,496

Personal Products (0.0%)
Avon Products, Inc.
5.625%, 3/1/14	200,000	226,954
Procter & Gamble Co.
3.150%, 9/1/15	350,000	377,335

		604,289

Tobacco (0.2%)
Altria Group, Inc.
8.500%, 11/10/13	1,340,000	1,604,579
9.950%, 11/10/38	500,000	720,473
Lorillard Tobacco Co.
8.125%, 5/1/40	100,000	107,377
Philip Morris International, Inc.
6.875%, 3/17/14	775,000	913,732
5.650%, 5/16/18	1,352,000	1,582,930
4.500%, 3/26/20	1,500,000	1,636,498
Reynolds American, Inc.
6.750%, 6/15/17	400,000	449,887

		7,015,476

Total Consumer Staples		55,763,928

Energy (2.3%)
Energy Equipment & Services (0.1%)
Baker Hughes, Inc.
5.125%, 9/15/40	500,000	520,744
Diamond Offshore Drilling, Inc.
5.875%, 5/1/19	105,000	119,984
5.700%, 10/15/39	250,000	260,926
Halliburton Co.
5.500%, 10/15/10	330,000	330,422
6.700%, 9/15/38	300,000	372,109
Rowan Cos., Inc.
7.875%, 8/1/19	130,000	155,155
Transocean, Inc.
4.950%, 11/15/15	200,000	207,974

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
6.000%, 3/15/18	$273,000	$290,363
6.500%, 11/15/20	200,000	217,817
6.800%, 3/15/38	200,000	205,082
Weatherford International Ltd.
5.500%, 2/15/16	649,000	710,648
9.625%, 3/1/19	250,000	326,130

		3,717,354

Oil, Gas & Consumable Fuels (2.2%)
Alberta Energy Co., Ltd.
8.125%, 9/15/30	628,000	809,116
Anadarko Petroleum Corp.
5.950%, 9/15/16	640,000	698,834
6.450%, 9/15/36	250,000	250,301
7.950%, 6/15/39	300,000	337,447
Apache Corp.
6.000%, 1/15/37	682,000	773,474
Buckeye Partners LP
5.500%, 8/15/19	150,000	164,064
Canadian Natural Resources Ltd.
5.700%, 5/15/17	689,000	792,784
6.500%, 2/15/37	490,000	577,806
6.250%, 3/15/38	250,000	287,407
Cenovus Energy, Inc.
6.750%, 11/15/39	1,570,000	1,895,568
Chevron Corp.
3.450%, 3/3/12	500,000	519,220
4.950%, 3/3/19	250,000	290,636
ConocoPhillips
4.400%, 5/15/13	2,602,000	2,824,005
5.750%, 2/1/19	500,000	599,762
7.000%, 3/30/29	329,000	395,711
Devon Financing Corp. ULC
7.875%, 9/30/31	142,000	190,173
Enbridge Energy Partners LP
9.875%, 3/1/19	250,000	340,909
5.200%, 3/15/20	30,000	32,643
Enbridge, Inc.
5.800%, 6/15/14	500,000	572,377
EnCana Corp.
4.750%, 10/15/13	656,000	714,029
6.500%, 5/15/19	2,645,000	3,237,702
Energy Transfer Partners LP
6.000%, 7/1/13	500,000	548,388
9.000%, 4/15/19	500,000	640,680
Enterprise Products Operating LLC
9.750%, 1/31/14	375,000	459,247
5.200%, 9/1/20	250,000	270,711
6.650%, 10/15/34	250,000	280,510
6.125%, 10/15/39	160,000	172,219
EOG Resources, Inc.
2.950%, 6/1/15	500,000	524,259
5.625%, 6/1/19	125,000	147,061
Gazprom S.A. (Gaz Capital S.A.)
8.146%, 4/11/18§	1,800,000	2,106,000
9.250%, 4/23/19(m)	1,600,000	1,992,000
Hess Corp.
7.300%, 8/15/31	659,000	810,714
5.600%, 2/15/41	150,000	156,510
Husky Energy, Inc.
5.900%, 6/15/14	85,000	94,572
7.250%, 12/15/19	50,000	61,113
Kinder Morgan Energy Partners LP
6.750%, 3/15/11	4,430,000	4,541,778
5.000%, 12/15/13	200,000	218,319
5.625%, 2/15/15	65,000	72,855
6.000%, 2/1/17	200,000	225,602
6.850%, 2/15/20	145,000	172,868
5.300%, 9/15/20	200,000	215,536
5.800%, 3/1/21	10,600,000	11,837,243
7.400%, 3/15/31	200,000	233,767
6.950%, 1/15/38	200,000	227,686
Magellan Midstream Partners LP
6.550%, 7/15/19	150,000	179,173
4.250%, 2/1/21	100,000	101,501
Marathon Oil Corp.
7.500%, 2/15/19	500,000	640,248
6.600%, 10/1/37	200,000	237,099
Nabors Industries, Inc.
9.250%, 1/15/19	300,000	383,878
Nexen, Inc.
6.200%, 7/30/19	30,000	35,064
5.875%, 3/10/35	672,000	685,764
6.400%, 5/15/37	210,000	228,835
7.500%, 7/30/39	120,000	147,446
NuStar Logistics LP
4.800%, 9/1/20	200,000	202,025
Occidental Petroleum Corp.
7.000%, 11/1/13	200,000	235,278
4.125%, 6/1/16	150,000	167,660
ONEOK Partners LP
8.625%, 3/1/19	350,000	453,889
PC Financial Partnership
5.000%, 11/15/14	500,000	547,982
Pemex Project Funding Master Trust
6.625%, 6/15/35	670,000	731,928
Petrobras International Finance Co.
5.875%, 3/1/18	125,000	138,899
7.875%, 3/15/19	750,000	935,326
5.750%, 1/20/20	4,180,000	4,627,448
6.875%, 1/20/40	250,000	286,186
Petroleos Mexicanos
4.875%, 3/15/15§	250,000	269,656
8.000%, 5/3/19	500,000	620,000
6.000%, 3/5/20§	120,000	132,600
5.500%, 1/21/21§	7,500,000	7,987,500
Plains All American Pipeline LP
8.750%, 5/1/19	100,000	126,921
6.650%, 1/15/37	678,000	734,885
Shell International Finance B.V.
1.875%, 3/25/13	235,000	240,543
4.000%, 3/21/14	500,000	541,704
3.100%, 6/28/15	7,650,000	8,053,721
4.375%, 3/25/20	300,000	330,229
6.375%, 12/15/38	500,000	633,945
Spectra Energy Capital LLC
6.200%, 4/15/18	350,000	409,318
8.000%, 10/1/19	100,000	126,574
Statoil ASA
3.125%, 8/17/17	5,200,000	5,407,803
5.250%, 4/15/19	650,000	754,701
5.100%, 8/17/40	400,000	428,339
Suncor Energy, Inc.
5.950%, 12/1/34	250,000	265,333
6.850%, 6/1/39	500,000	599,389
Sunoco, Inc.
9.625%, 4/15/15	200,000	238,849
Talisman Energy, Inc.
7.750%, 6/1/19	75,000	95,735
Total Capital S.A.
4.450%, 6/24/20	4,650,000	5,088,509

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
TransCanada PipeLines Ltd.
7.125%, 1/15/19	$700,000	$886,880
6.200%, 10/15/37	250,000	280,645
7.625%, 1/15/39	500,000	666,766
Transcontinental Gas Pipe Line Corp. Series B
8.875%, 7/15/12	1,000,000	1,121,048
Valero Energy Corp.
4.500%, 2/1/15	65,000	69,476
6.125%, 2/1/20	65,000	70,844
7.500%, 4/15/32	616,000	671,731
6.625%, 6/15/37	1,730,000	1,737,340
Williams Cos., Inc.
8.750%, 3/15/32	400,000	501,244
XTO Energy, Inc.
6.250%, 4/15/13	500,000	565,507
6.250%, 8/1/17	770,000	954,813
6.500%, 12/15/18	250,000	318,351

		94,210,134

Total Energy		97,927,488

Financials (22.3%)
Capital Markets (3.4%)
Bank of New York Mellon Corp.
5.125%, 8/27/13	500,000	556,543
4.300%, 5/15/14	145,000	159,206
3.100%, 1/15/15	500,000	528,109
5.450%, 5/15/19	200,000	233,447
Bear Stearns Cos. LLC
6.950%, 8/10/12	13,900,000	15,365,713
5.300%, 10/30/15	829,000	924,834
BlackRock, Inc.
3.500%, 12/10/14	200,000	212,225
5.000%, 12/10/19	300,000	330,710
Charles Schwab Corp.
4.950%, 6/1/14	125,000	138,874
Deutsche Bank AG/London
5.375%, 10/12/12	1,000,000	1,088,214
2.375%, 1/11/13	200,000	204,592
3.875%, 8/18/14	500,000	534,677
Goldman Sachs Capital I
6.345%, 2/15/34	381,000	367,276
Goldman Sachs Capital II
5.793%, 6/1/43(l)	1,455,000	1,234,931
Goldman Sachs Group, Inc.
5.300%, 2/14/12	5,000,000	5,258,580
2.150%, 3/15/12	250,000	256,008
3.250%, 6/15/12	712,000	744,385
3.625%, 8/1/12	180,000	187,352
5.700%, 9/1/12	10,000,000	10,763,480
5.450%, 11/1/12	2,000,000	2,156,928
5.250%, 10/15/13	1,518,000	1,649,902
6.000%, 5/1/14	575,000	641,500
5.125%, 1/15/15	4,826,000	5,224,435
6.150%, 4/1/18	1,600,000	1,774,738
5.375%, 3/15/20	2,100,000	2,213,425
6.000%, 6/15/20	850,000	934,904
5.950%, 1/15/27	810,000	812,430
6.125%, 2/15/33	699,000	760,455
6.750%, 10/1/37	700,000	727,598
Jefferies Group, Inc.
8.500%, 7/15/19	300,000	348,333
Lazard Group LLC
7.125%, 5/15/15	200,000	218,187
Lehman Brothers Holdings, Inc.
0.000%, 12/23/10(h)	10,200,000	2,205,750
5.625%, 1/24/13(h)	5,000,000	1,150,000
6.750%, 12/28/17(h)	1,297,000	130
Macquarie Bank Ltd.
0.826%, 7/16/12(l)	1,500,000	1,499,149
3.300%, 7/17/14§	14,400,000	15,345,821
Merrill Lynch & Co., Inc.
0.523%, 6/5/12(l)	1,500,000	1,477,372
6.050%, 8/15/12	700,000	751,318
6.150%, 4/25/13	2,774,000	3,031,236
5.700%, 5/2/17	1,500,000	1,551,355
6.400%, 8/28/17	13,000,000	14,225,965
Morgan Stanley
5.050%, 1/21/11	715,000	724,434
3.250%, 12/1/11	2,700,000	2,788,260
5.625%, 1/9/12	3,335,000	3,512,069
2.250%, 3/13/12	250,000	256,399
5.300%, 3/1/13	2,543,000	2,738,636
2.876%, 5/14/13(l)	4,720,000	4,810,114
6.000%, 5/13/14	200,000	219,570
4.200%, 11/20/14	5,250,000	5,442,785
6.000%, 4/28/15	12,845,000	14,122,230
1.006%, 10/15/15(l)	4,800,000	4,402,627
5.375%, 10/15/15	1,000,000	1,072,990
5.550%, 4/27/17	100,000	105,965
5.950%, 12/28/17	2,700,000	2,900,275
7.300%, 5/13/19	200,000	230,036
Nomura Holdings, Inc.
5.000%, 3/4/15	300,000	324,019
6.700%, 3/4/20	203,000	231,978
Northern Trust Corp.
4.625%, 5/1/14	65,000	72,077
Piper Jaffray Cos.
4.389%, 12/31/10(b)(l)§	5,000,000	4,999,961
Raymond James Financial, Inc.
8.600%, 8/15/19	600,000	718,885

		147,463,397

Certificates of Deposit (0.5%)
Dexia Credit Local S.A./New York
0.540%, 3/22/12	15,700,000	15,663,105
Intesa Sanpaolo S.p.A.
1.025%, 1/19/12	7,100,000	7,029,064

		22,692,169

Commercial Banks (7.8%)
Ally Financial, Inc.
7.000%, 2/1/12	1,641,000	1,696,384
1.750%, 10/30/12	500,000	511,581
2.200%, 12/19/12	500,000	516,897
American Express Bank FSB
3.150%, 12/9/11	750,000	773,290
Banco do Brasil S.A.
4.500%, 1/22/15§	5,350,000	5,610,812
Banco Santander S.A./Chile
1.771%, 4/20/12(l)§	7,800,000	7,796,552
Bank Nederlandse Gemeenten
1.750%, 10/6/15§	4,110,000	4,097,629
Bank of Montreal
2.125%, 6/28/13	200,000	206,384
Bank of Nova Scotia
2.250%, 1/22/13	260,000	267,493
2.375%, 12/17/13	100,000	103,396
3.400%, 1/22/15	200,000	213,626
Bank of Scotland plc
0.352%, 12/8/10(l)§	8,000,000	7,995,680

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Principal Amount		Value (Note 1)
5.250%, 2/21/17§		$8,200,000	$8,908,226
Bank of Tokyo-Mitsubishi UFJ Ltd.
2.600%, 1/22/13§		1,500,000	1,546,116
Barclays Bank plc
5.450%, 9/12/12		700,000	758,202
5.000%, 9/22/16		500,000	547,064
6.750%, 5/22/19		400,000	475,347
5.125%, 1/8/20		1,000,000	1,081,152
BB&T Corp.
3.375%, 9/25/13		400,000	419,909
3.950%, 4/29/16		200,000	211,573
5.250%, 11/1/19		655,000	705,039
BNP Paribas/BNP Paribas U.S.
2.125%, 12/21/12		300,000	306,626
Canadian Imperial Bank of Commerce
2.000%, 2/4/13§		14,700,000	15,074,086
1.450%, 9/13/13		300,000	302,002
Citibank N.A.
1.875%, 5/7/12		500,000	510,432
Commonwealth Bank of Australia
0.841%, 3/19/13(l)§		2,800,000	2,793,745
0.948%, 7/12/13(l)§		12,800,000	12,825,126
3.500%, 3/19/15§		2,800,000	2,939,435
Credit Agricole
0.816%, 2/2/12(l)§		1,200,000	1,194,756
Credit Suisse AG/New York
3.450%, 7/2/12		250,000	259,980
5.000%, 5/15/13		1,440,000	1,568,784
5.500%, 5/1/14		300,000	336,053
6.000%, 2/15/18		1,064,000	1,175,045
5.400%, 1/14/20		700,000	746,731
4.375%, 8/5/20		500,000	510,630
Dexia Credit Local S.A.
1.875%, 9/30/11		13,900,000	13,888,519
0.778%, 1/12/12(l)§		1,500,000	1,492,420
2.000%, 3/5/13§		1,870,000	1,884,104
Dexia Credit Local S.A./New York
0.693%, 3/5/13(l)§		10,000,000	9,963,150
Discover Bank
8.700%, 11/18/19		200,000	235,991
Fifth Third Bancorp
8.250%, 3/1/38		1,400,000	1,664,512
HBOS plc
6.750%, 5/21/18§		1,400,000	1,406,713
HSBC Bank USA/New York
5.625%, 8/15/35		500,000	504,986
HSBC Capital Funding LP/Jersey Channel Islands
4.610%, 12/31/49(l)§		550,000	524,740
HSBC Holdings plc
6.500%, 5/2/36		700,000	779,341
6.800%, 6/1/38		500,000	579,920
HSBC USA, Inc.
3.125%, 12/16/11		500,000	516,163
ICICI Bank Ltd./Bahrain
6.625%, 10/3/12§		300,000	321,359
ING Bank N.V.
1.089%, 3/30/12(l)§		10,000,000	9,964,700
Intesa Sanpaolo S.p.A.
3.625%, 8/12/15§		5,000,000	5,059,390
JPMorgan Chase Bank N.A.
6.000%, 7/5/17		1,620,000	1,833,691
6.000%, 10/1/17		3,610,000	4,097,740
KeyBank N.A.
5.700%, 8/15/12		400,000	423,008
7.413%, 5/6/15		400,000	448,860
KeyCorp
6.500%, 5/14/13		1,302,000	1,426,915
Kreditanstalt fuer Wiederaufbau
3.250%, 10/14/11		2,000,000	2,058,998
1.875%, 1/14/13		1,000,000	1,026,515
3.250%, 3/15/13		2,705,000	2,866,591
2.625%, 3/3/15		500,000	528,596
4.875%, 1/17/17		2,724,000	3,181,024
4.000%, 1/27/20		1,000,000	1,104,025
2.750%, 9/8/20		465,000	467,936
(Zero Coupon), 4/18/36		1,824,000	608,122
Landeskreditbank Baden-Wuerttemberg Foerderbank
4.875%, 1/13/12		500,000	526,493
Landwirtschaftliche Rentenbank
5.250%, 7/2/12		645,000	694,958
1.875%, 9/24/12		1,000,000	1,022,664
4.125%, 7/15/13		190,000	206,180
3.125%, 7/15/15		1,000,000	1,069,052
Lloyds TSB Bank plc
2.300%, 4/1/11§		7,000,000	7,064,407
1.534%, 4/2/12(l)§		3,800,000	3,842,313
National Australia Bank Ltd.
5.350%, 6/12/13§		9,100,000	9,971,307
NIBC Bank N.V.
2.800%, 12/2/14§		8,200,000	8,553,830
Oesterreichische Kontrollbank AG
4.875%, 2/16/16		1,000,000	1,142,944
PNC Bank N.A.
4.875%, 9/21/17		1,250,000	1,313,562
PNC Funding Corp.
3.625%, 2/8/15		100,000	105,555
5.125%, 2/8/20		100,000	108,258
4.375%, 8/11/20		200,000	204,596
Rabobank Nederland N.V.
11.000%, 6/29/49(l)§		624,000	811,200
Regions Bank/Alabama
7.500%, 5/15/18		3,700,000	3,898,424
Regions Financial Corp.
7.750%, 11/10/14		500,000	541,610
5.750%, 6/15/15		100,000	101,726
Royal Bank of Canada
2.100%, 7/29/13		400,000	411,872
Royal Bank of Scotland Group plc
0.938%, 12/2/11(l)		7,700,000	7,724,132
0.559%, 3/30/12(l)§		17,900,000	17,887,989
1.406%, 4/23/12(l)		1,000,000	1,007,883
5.050%, 1/8/15		2,100,000	2,104,059
6.400%, 10/21/19		375,000	408,061
Royal Bank of Scotland plc
2.759%, 8/23/13(l)		7,600,000	7,753,497
3.400%, 8/23/13		500,000	512,603
5.625%, 8/24/20		500,000	524,232
Sumitomo Mitsui Banking Corp.
1.002%, 6/29/49(l)	JPY	200,000,000	2,318,764
SunTrust Banks, Inc./Georgia
7.250%, 3/15/18		$500,000	568,630
SVB Financial Group
5.375%, 9/15/20		80,000	81,261
Svenska Handelsbanken AB
1.292%, 9/14/12(l)§		1,400,000	1,405,396
Toronto-Dominion Bank
2.200%, 7/29/15§		9,605,000	9,733,813
U.S. Bancorp
4.200%, 5/15/14		1,000,000	1,095,848

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Principal Amount		Value (Note 1)
U.S. Bank N.A./Ohio
4.950%, 10/30/14		$500,000	$553,235
UBS AG/Connecticut
1.439%, 2/23/12(l)		2,000,000	2,013,848
2.250%, 8/12/13		3,400,000	3,434,425
3.875%, 1/15/15		500,000	521,862
5.875%, 7/15/16		500,000	553,908
5.875%, 12/20/17		700,000	792,039
5.750%, 4/25/18		1,600,000	1,806,278
4.875%, 8/4/20		90,000	94,898
UFJ Finance Aruba AEC
6.750%, 7/15/13		310,000	349,396
Union Planters Corp.
7.750%, 3/1/11		1,000,000	1,016,198
USB Capital XIII Trust
6.625%, 12/15/39		125,000	127,844
Wachovia Bank N.A.
4.875%, 2/1/15		1,250,000	1,353,874
5.000%, 8/15/15		2,500,000	2,764,633
6.600%, 1/15/38		750,000	851,188
Wachovia Corp.
0.636%, 4/23/12(l)		1,100,000	1,095,371
5.500%, 5/1/13		2,400,000	2,638,068
5.700%, 8/1/13		1,000,000	1,107,642
5.625%, 10/15/16		1,000,000	1,112,496
Wells Fargo & Co.
3.000%, 12/9/11		675,000	695,259
5.250%, 10/23/12		1,335,000	1,444,704
4.375%, 1/31/13		7,600,000	8,110,826
4.950%, 10/16/13		500,000	541,390
3.750%, 10/1/14		500,000	529,818
0.562%, 6/15/17(l)		5,900,000	5,251,053
5.625%, 12/11/17		665,000	757,426
7.980%, 12/31/49(l)		8,000,000	8,420,000
Wells Fargo Bank N.A.
4.750%, 2/9/15		5,700,000	6,104,512
5.750%, 5/16/16		1,000,000	1,122,493
Westpac Banking Corp.
3.250%, 12/16/11§		17,700,000	18,221,973
2.250%, 11/19/12		200,000	203,862
4.200%, 2/27/15		400,000	429,903
3.000%, 8/4/15		300,000	306,408
4.875%, 11/19/19		300,000	321,616
Westpac Securities NZ Ltd.
3.450%, 7/28/14§		12,900,000	13,702,019

			336,911,396

Consumer Finance (1.7%)
American Express Co.
7.250%, 5/20/14		3,250,000	3,810,775
6.150%, 8/28/17		1,000,000	1,151,303
7.000%, 3/19/18		9,968,000	12,005,300
8.125%, 5/20/19		250,000	322,851
Capital One Bank USA N.A.
8.800%, 7/15/19		313,000	400,034
Capital One Financial Corp.
7.375%, 5/23/14		125,000	145,919
Discover Financial Services
6.450%, 6/12/17		704,000	757,298
Ford Motor Credit Co. LLC
7.375%, 2/1/11		555,000	565,280
7.800%, 6/1/12		1,800,000	1,914,329
7.500%, 8/1/12		3,000,000	3,184,677
HSBC Finance Corp.
0.768%, 4/24/12(l)		2,000,000	1,983,616
0.875%, 7/19/12(l)		10,000,000	9,901,860
0.642%, 9/14/12(l)		13,850,000	13,622,611
6.375%, 11/27/12		4,675,000	5,113,099
4.750%, 7/15/13		1,000,000	1,064,993
0.776%, 1/15/14(l)		4,200,000	3,994,536
5.000%, 6/30/15		685,000	746,000
0.727%, 6/1/16(l)		500,000	454,731
International Lease Finance Corp.
5.450%, 3/24/11		2,500,000	2,509,375
ORIX Corp.
4.710%, 4/27/15		250,000	257,254
PACCAR Financial Corp.
1.950%, 12/17/12		200,000	203,815
SLM Corp.
5.400%, 10/25/11		644,000	650,659
0.798%, 1/27/14(l)		885,000	764,452
8.000%, 3/25/20		100,000	99,233
Toyota Motor Credit Corp.
1.375%, 8/12/13		150,000	151,166
3.200%, 6/17/15		100,000	106,085
4.500%, 6/17/20		100,000	111,065
Volkswagen International Finance N.V.
4.000%, 8/12/20§		5,000,000	5,157,355

			71,149,671

Diversified Financial Services (5.1%)
Allstate Life Global Funding Trusts
5.375%, 4/30/13		2,180,000	2,409,133
Ameriprise Financial, Inc.
7.300%, 6/28/19		90,000	111,550
AngloGold Ashanti Holdings plc
5.375%, 4/15/20		3,815,000	4,035,828
6.500%, 4/15/40		20,000	20,841
Bank of America Corp.
2.100%, 4/30/12		1,000,000	1,024,638
3.125%, 6/15/12		1,350,000	1,406,692
4.750%, 8/15/13		2,970,000	3,134,586
0.622%, 9/15/14(l)		1,450,000	1,382,320
6.500%, 8/1/16		1,000,000	1,124,400
5.625%, 10/14/16		2,300,000	2,482,857
6.000%, 9/1/17		970,000	1,050,234
Bank of America N.A.
5.300%, 3/15/17		1,500,000	1,543,816
6.000%, 10/15/36		750,000	745,098
Belvoir Land LLC
5.270%, 12/15/47§		167,000	140,851
Boeing Capital Corp.
6.500%, 2/15/12		1,334,000	1,437,389
BP Capital Markets plc
2.750%, 6/14/11	CHF	100,000	102,257
2.750%, 2/27/12		$2,000,000	2,014,564
5.250%, 11/7/13		1,050,000	1,143,589
3.625%, 5/8/14		2,050,000	2,120,647
3.875%, 3/10/15		150,000	156,064
3.125%, 10/1/15		5,400,000	5,428,366
4.750%, 3/10/19		300,000	313,702
4.500%, 10/1/20		6,800,000	6,953,782
BTM Curacao Holdings N.V.
1.051%, 11/29/49(l)	JPY	100,000,000	1,196,481
Cantor Fitzgerald LP
7.875%, 10/15/19§		$900,000	944,847
Capital One Capital IV
6.745%, 2/17/37(l)		692,000	688,540
Capital One Capital VI
8.875%, 5/15/40		300,000	315,000
Caterpillar Financial Services Corp.
5.125%, 10/12/11		326,000	340,927

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Principal Amount		Value (Note 1)
4.250%, 2/8/13		$842,000	$902,182
2.000%, 4/5/13		100,000	102,470
7.150%, 2/15/19		300,000	386,489
CDP Financial, Inc.
3.000%, 11/25/14§		3,345,000	3,473,538
Citigroup Funding, Inc.
2.125%, 7/12/12		2,290,000	2,353,845
1.875%, 10/22/12		5,200,000	5,332,694
1.875%, 11/15/12		1,000,000	1,025,261
2.250%, 12/10/12		500,000	517,209
Citigroup, Inc.
2.875%, 12/9/11		679,000	698,627
5.250%, 2/27/12		500,000	525,184
2.125%, 4/30/12		1,200,000	1,230,415
5.500%, 4/11/13		19,700,000	21,135,007
6.500%, 8/19/13		1,500,000	1,657,305
6.000%, 12/13/13		700,000	767,469
6.375%, 8/12/14		1,000,000	1,110,476
5.000%, 9/15/14		750,000	778,980
0.715%, 11/5/14(l)		3,690,000	3,420,394
4.750%, 5/19/15		955,000	1,004,749
5.500%, 2/15/17		200,000	206,516
6.000%, 8/15/17		430,000	464,658
2.076%, 5/15/18(l)		14,140,000	13,557,927
6.125%, 5/15/18		2,693,000	2,938,095
8.500%, 5/22/19		600,000	741,805
6.000%, 10/31/33		500,000	482,342
5.850%, 12/11/34		1,499,000	1,510,481
6.125%, 8/25/36		300,000	292,195
8.125%, 7/15/39		155,000	195,794
CME Group, Inc.
5.750%, 2/15/14		300,000	340,333
ConocoPhillips Canada Funding Co. I
5.950%, 10/15/36		614,000	701,321
Credit Suisse FB USA, Inc.
5.125%, 8/15/15		2,620,000	2,938,506
Crown Castle Towers LLC
6.113%, 1/15/20§		2,495,000	2,756,301
DanFin Funding Ltd.
1.226%, 7/16/13(l)§		6,000,000	5,992,200
Equifax, Inc.
4.450%, 12/1/14		100,000	106,696
General Electric Capital Corp.
3.000%, 12/9/11		1,354,000	1,395,125
5.875%, 2/15/12		4,002,000	4,265,504
2.250%, 3/12/12		600,000	615,307
0.648%, 4/10/12(l)		13,665,000	13,597,591
2.200%, 6/8/12		1,000,000	1,028,038
2.000%, 9/28/12		2,950,000	3,031,225
2.125%, 12/21/12		2,185,000	2,254,573
2.625%, 12/28/12		1,000,000	1,042,654
0.411%, 6/20/13(l)		4,000,000	3,869,664
5.900%, 5/13/14		150,000	169,891
3.500%, 6/29/15		500,000	523,116
5.400%, 2/15/17		1,308,000	1,440,627
6.000%, 8/7/19		1,500,000	1,687,777
4.375%, 9/16/20		1,480,000	1,485,480
6.750%, 3/15/32		1,597,000	1,775,447
5.875%, 1/14/38		1,366,000	1,387,337
5.500%, 9/15/67(l)§	EUR	6,400,000	7,437,892
Irwin Land LLC
5.030%, 12/15/25§		$217,000	206,638
5.300%, 12/15/35§		395,000	341,699
John Deere Capital Corp.
7.000%, 3/15/12		300,000	326,283
2.875%, 6/19/12		300,000	311,819
5.250%, 10/1/12		200,000	217,398
4.500%, 4/3/13		500,000	540,382
5.750%, 9/10/18		300,000	355,179
JPMorgan Chase & Co.
3.125%, 12/1/11		2,706,000	2,789,605
6.625%, 3/15/12		2,000,000	2,151,040
0.616%, 11/1/12(l)		1,500,000	1,489,423
4.650%, 6/1/14		250,000	273,649
3.700%, 1/20/15		1,100,000	1,161,961
6.000%, 1/15/18		674,000	769,694
4.400%, 7/22/20		200,000	204,821
7.900%, 4/29/49(l)		982,000	1,052,341
JPMorgan Chase Capital XV
5.875%, 3/15/35		693,000	676,041
JPMorgan Chase Capital XVIII
6.950%, 8/17/36		671,000	688,227
JPMorgan Chase Capital XXV
6.800%, 10/1/37		409,000	415,713
JPMorgan Chase Capital XXVII
7.000%, 11/1/39		500,000	513,337
Magnolia Finance plc
3.000%, 4/20/17§	EUR	3,333,353	4,534,878
MassMutual Global Funding II
2.875%, 4/21/14§		$4,300,000	4,525,673
NASDAQ OMX Group, Inc.
4.000%, 1/15/15		100,000	103,345
5.550%, 1/15/20		100,000	106,270
National Rural Utilities Cooperative Finance Corp.
7.250%, 3/1/12		1,000,000	1,088,273
Noble Group Ltd.
6.750%, 1/29/20§		5,800,000	6,246,600
Pemex Finance Ltd.
9.030%, 2/15/11		3,000	3,031
Private Export Funding Corp.
5.685%, 5/15/12		150,000	162,607
4.550%, 5/15/15		200,000	226,506
4.950%, 11/15/15		200,000	231,633
4.300%, 12/15/21		200,000	219,845
Teco Finance, Inc.
4.000%, 3/15/16		65,000	67,720
5.150%, 3/15/20		50,000	54,703
TNK-BP Finance S.A.
7.500%, 3/13/13(m)		800,000	869,000
7.875%, 3/13/18(m)		1,300,000	1,465,750
Transneft OJSC (TransCapitalInvest Ltd.)
8.700%, 8/7/18(m)		900,000	1,112,625
Unilever Capital Corp.
4.800%, 2/15/19		500,000	566,615
Waha Aerospace B.V.
3.925%, 7/28/20§		9,900,000	10,173,240
Western Union Co.
5.253%, 4/1/20§		1,000,000	1,081,707

			217,748,982

Insurance (2.3%)
ACE INA Holdings, Inc.
5.600%, 5/15/15		250,000	283,580
5.900%, 6/15/19		50,000	58,182
Aegon N.V.
4.625%, 12/1/15		300,000	318,798
Aflac, Inc.
3.450%, 8/15/15		100,000	103,769
8.500%, 5/15/19		150,000	190,866
6.900%, 12/17/39		55,000	60,585
6.450%, 8/15/40		50,000	52,059

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
Alleghany Corp.
5.625%, 9/15/20	$100,000	$102,268
Allstate Corp.
6.200%, 5/16/14	200,000	233,423
7.450%, 5/16/19	100,000	124,936
5.950%, 4/1/36	634,000	694,539
American International Group, Inc.
0.391%, 3/20/12(l)	1,000,000	968,752
5.600%, 10/18/16	1,000,000	1,020,000
5.850%, 1/16/18	500,000	517,500
8.250%, 8/15/18	1,200,000	1,398,000
6.250%, 5/1/36	700,000	679,000
8.175%, 5/15/58(l)	17,500,000	17,500,000
Berkshire Hathaway Finance Corp.
4.000%, 4/15/12	500,000	524,312
4.750%, 5/15/12	2,728,000	2,897,635
5.000%, 8/15/13	600,000	663,842
4.850%, 1/15/15	600,000	675,088
5.750%, 1/15/40	200,000	220,749
Chubb Corp.
5.750%, 5/15/18	250,000	289,319
6.375%, 3/29/67(l)	937,000	922,945
CNA Financial Corp.
7.350%, 11/15/19	120,000	134,920
5.875%, 8/15/20	200,000	203,934
Delphi Financial Group, Inc.
7.875%, 1/31/20	50,000	56,005
Genworth Financial, Inc.
8.625%, 12/15/16	500,000	563,780
7.700%, 6/15/20	100,000	105,879
Hartford Financial Services Group, Inc.
4.000%, 3/30/15	200,000	204,627
6.100%, 10/1/41	592,000	553,141
HCC Insurance Holdings, Inc.
6.300%, 11/15/19	100,000	108,994
Lincoln National Corp.
8.750%, 7/1/19	150,000	192,954
6.250%, 2/15/20	50,000	55,936
6.050%, 4/20/67(l)	607,000	529,608
Manulife Financial Corp.
3.400%, 9/17/15	1,230,000	1,241,727
Markel Corp.
7.125%, 9/30/19	100,000	113,165
Marsh & McLennan Cos., Inc.
5.375%, 7/15/14	290,000	313,207
5.750%, 9/15/15	75,000	82,958
MetLife, Inc.
6.125%, 12/1/11	272,000	287,595
6.750%, 6/1/16	500,000	596,878
5.700%, 6/15/35	244,000	259,385
6.400%, 12/15/36	683,000	638,605
5.875%, 2/6/41	400,000	435,084
Metropolitan Life Global Funding I
0.542%, 3/15/12(l)§	12,620,000	12,632,834
2.875%, 9/17/12§	1,725,000	1,779,027
2.500%, 1/11/13§	4,470,000	4,577,056
5.125%, 4/10/13§	2,450,000	2,666,568
5.125%, 6/10/14§	775,000	859,776
Monumental Global Funding III
0.668%, 1/25/13(l)§	2,900,000	2,809,575
New York Life Global Funding
4.650%, 5/9/13§	11,900,000	12,888,283
PartnerReinsurance Finance B LLC
5.500%, 6/1/20	100,000	103,964
Protective Life Corp.
7.375%, 10/15/19	200,000	225,131
8.450%, 10/15/39	100,000	109,631
Prudential Financial, Inc.
2.750%, 1/14/13	150,000	153,667
4.500%, 7/15/13	1,319,000	1,387,927
3.875%, 1/14/15	65,000	68,284
6.200%, 1/15/15	45,000	50,685
6.000%, 12/1/17	1,244,000	1,403,954
Reinsurance Group of America, Inc.
6.450%, 11/15/19	100,000	110,839
Sun Life Financial, Inc.
0.784%, 10/6/13(l)§	9,300,000	9,041,023
Swiss Reinsurance Solutions Holding Corp.
7.000%, 2/15/26	1,228,000	1,352,943
Teachers Insurance & Annuity Association of America
6.850%, 12/16/39§	870,000	1,070,604
Torchmark Corp.
9.250%, 6/15/19	100,000	127,946
Transatlantic Holdings, Inc.
8.000%, 11/30/39	200,000	208,381
Travelers Cos., Inc.
5.800%, 5/15/18	500,000	574,997
6.250%, 3/15/37(l)	1,012,000	971,520
6.250%, 6/15/37	250,000	296,167
Unum Group
5.625%, 9/15/20	7,300,000	7,500,042
Willis North America, Inc.
5.625%, 7/15/15	665,000	710,697

		100,860,050

Real Estate Investment Trusts (REITs) (0.4%)
AvalonBay Communities, Inc.
5.700%, 3/15/17	150,000	168,784
Boston Properties LP
5.875%, 10/15/19	300,000	335,191
BRE Properties, Inc.
5.200%, 3/15/21	65,000	66,190
Digital Realty Trust LP
4.500%, 7/15/15§	100,000	103,243
Duke Realty LP
6.250%, 5/15/13	100,000	108,202
6.750%, 3/15/20	50,000	55,845
Entertainment Properties Trust
7.750%, 7/15/20§	100,000	101,125
Equity One, Inc.
6.250%, 12/15/14	100,000	108,351
ERP Operating LP
6.625%, 3/15/12	133,000	142,398
5.125%, 3/15/16	500,000	547,477
HCP, Inc.
5.950%, 9/15/11	2,000,000	2,078,894
6.000%, 1/30/17	300,000	320,230
Health Care REIT, Inc.
6.125%, 4/15/20	145,000	155,232
Healthcare Realty Trust, Inc.
6.500%, 1/17/17	200,000	216,637
Hospitality Properties Trust
7.875%, 8/15/14	1,100,000	1,237,448
5.625%, 3/15/17	250,000	256,716
HRPT Properties Trust
6.650%, 1/15/18	100,000	107,586
Kimco Realty Corp.
6.875%, 10/1/19	100,000	116,433
Liberty Property LP
4.750%, 10/1/20	200,000	201,416

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
Mack-Cali Realty LP
7.750%, 8/15/19	$250,000	$297,524
ProLogis
7.625%, 8/15/14	150,000	162,107
6.250%, 3/15/17	100,000	98,220
7.375%, 10/30/19	200,000	201,835
6.875%, 3/15/20	90,000	88,480
Simon Property Group LP
4.200%, 2/1/15	135,000	144,859
5.100%, 6/15/15	658,000	729,924
5.650%, 2/1/20	200,000	222,984
4.375%, 3/1/21	7,600,000	7,704,287
6.750%, 2/1/40	100,000	117,922
Ventas Realty LP/Ventas Capital Corp.
6.750%, 4/1/17	760,000	790,383

		16,985,923

Real Estate Management & Development (0.0%)
Qatari Diar Finance QSC
3.500%, 7/21/15§	575,000	586,983

Thrifts & Mortgage Finance (1.1%)
Abbey National Treasury Services plc/London
3.875%, 11/10/14§	5,200,000	5,322,205
Achmea Hypotheekbank N.V.
3.200%, 11/3/14§	2,160,000	2,296,149
Cie de Financement Foncier
2.125%, 4/22/13§	6,300,000	6,414,200
2.500%, 9/16/15§	2,100,000	2,111,974
Nykredit Realkredit A/S
4.000%, 1/1/11	DKK 99,000,000	18,209,133
Stadshypotek AB
0.839%, 9/30/13(b)(l)§	$10,000,000	9,999,983
U.S. Central Federal Credit Union
1.900%, 10/19/12	500,000	512,870
Western Corporate Federal Credit Union
1.750%, 11/2/12	200,000	204,515

		45,071,029

Total Financials		959,469,600

Health Care (1.0%)
Biotechnology (0.2%)
Amgen, Inc.
5.850%, 6/1/17	678,000	809,370
6.150%, 6/1/18	330,000	401,931
4.500%, 3/15/20	50,000	55,390
3.450%, 10/1/20	6,200,000	6,241,608
6.375%, 6/1/37	670,000	814,987
5.750%, 3/15/40	55,000	62,339
Biogen Idec, Inc.
6.875%, 3/1/18	100,000	117,344
Genentech, Inc.
4.750%, 7/15/15	250,000	282,877
Life Technologies Corp.
6.000%, 3/1/20	755,000	855,273

		9,641,119

Health Care Equipment & Supplies (0.2%)
Baxter International, Inc.
5.900%, 9/1/16	1,324,000	1,595,221
CareFusion Corp.
5.125%, 8/1/14	130,000	143,382
6.375%, 8/1/19	1,000,000	1,189,767
Covidien International Finance S.A.
1.875%, 6/15/13	200,000	203,471
2.800%, 6/15/15	570,000	590,664
4.200%, 6/15/20	200,000	213,163
6.550%, 10/15/37	214,000	267,408
Hospira, Inc.
6.400%, 5/15/15	315,000	365,054
Mead Johnson Nutrition Co.
3.500%, 11/1/14	200,000	210,952
4.900%, 11/1/19	300,000	329,949
5.900%, 11/1/39	100,000	112,713
Medtronic, Inc.
1.500%, 4/15/11	1,000,000	1,001,250
3.000%, 3/15/15	300,000	317,682
4.450%, 3/15/20	300,000	328,559
5.550%, 3/15/40	200,000	231,545
St. Jude Medical, Inc.
3.750%, 7/15/14	300,000	321,701
Stryker Corp.
3.000%, 1/15/15	100,000	105,298
4.375%, 1/15/20	100,000	109,616

		7,637,395

Health Care Providers & Services (0.2%)
Aetna, Inc.
6.625%, 6/15/36	946,000	1,080,811
Cardinal Health, Inc.
5.650%, 6/15/12	21,000	22,447
CIGNA Corp.
5.125%, 6/15/20	215,000	232,292
Express Scripts, Inc.
5.250%, 6/15/12	400,000	427,021
6.250%, 6/15/14	135,000	154,994
7.250%, 6/15/19	80,000	100,604
HCA, Inc.
7.250%, 9/15/20	2,300,000	2,461,000
Humana, Inc.
7.200%, 6/15/18	300,000	347,298
McKesson Corp.
6.500%, 2/15/14	300,000	344,176
Medco Health Solutions, Inc.
7.125%, 3/15/18	250,000	307,021
Quest Diagnostics, Inc.
6.400%, 7/1/17	200,000	230,543
4.750%, 1/30/20	60,000	62,897
5.750%, 1/30/40	40,000	39,884
UnitedHealth Group, Inc.
6.875%, 2/15/38	500,000	598,238
WellPoint Health Networks, Inc.
6.375%, 1/15/12	1,335,000	1,421,380
WellPoint, Inc.
5.800%, 8/15/40	220,000	230,271
Zimmer Holdings, Inc.
4.625%, 11/30/19	200,000	215,533

		8,276,410

Pharmaceuticals (0.4%)
Abbott Laboratories, Inc.
6.000%, 4/1/39	300,000	355,580
AstraZeneca plc
5.900%, 9/15/17	300,000	361,109
6.450%, 9/15/37	676,000	851,071
Bristol-Myers Squibb Co.
5.875%, 11/15/36	678,000	785,797
6.875%, 8/1/97	45,000	54,770
Eli Lilly and Co.
5.200%, 3/15/17	1,316,000	1,525,761
5.500%, 3/15/27	300,000	340,184
GlaxoSmithKline Capital, Inc.
5.650%, 5/15/18	1,500,000	1,782,018

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
Johnson & Johnson
5.550%, 8/15/17	$500,000	$603,157
4.950%, 5/15/33	271,000	296,712
Merck & Co., Inc.
4.000%, 6/30/15	2,260,000	2,500,408
6.000%, 9/15/17	350,000	425,231
5.750%, 11/15/36	250,000	293,001
6.550%, 9/15/37	350,000	452,327
Novartis Capital Corp.
1.900%, 4/24/13	340,000	349,013
4.125%, 2/10/14	300,000	327,595
2.900%, 4/24/15	200,000	210,857
4.400%, 4/24/20	250,000	277,630
Novartis Securities Investment Ltd.
5.125%, 2/10/19	500,000	574,063
Pfizer, Inc.
4.450%, 3/15/12	500,000	526,317
4.500%, 2/15/14	250,000	275,516
7.200%, 3/15/39	500,000	680,258
Pharmacia Corp.
6.600%, 12/1/28	100,000	122,608
Teva Pharmaceutical Finance Co. LLC
5.550%, 2/1/16	268,000	312,162
6.150%, 2/1/36	270,000	324,504
Teva Pharmaceutical Finance II B.V./Teva Pharmaceutical Finance III LLC
3.000%, 6/15/15	100,000	104,609
Teva Pharmaceutical Finance III LLC
1.500%, 6/15/12	100,000	101,236
Watson Pharmaceuticals, Inc.
5.000%, 8/15/14	125,000	136,181
6.125%, 8/15/19	130,000	150,749
Wyeth
5.500%, 2/15/16	652,000	762,809
7.250%, 3/1/23	683,000	896,806
5.950%, 4/1/37	500,000	589,886

		17,349,925

Total Health Care		42,904,849

Industrials (0.9%)
Aerospace & Defense (0.2%)
Boeing Co.
3.500%, 2/15/15	100,000	108,147
4.875%, 2/15/20	55,000	62,830
5.875%, 2/15/40	30,000	35,527
Embraer Overseas Ltd.
6.375%, 1/15/20	250,000	273,750
General Dynamics Corp.
5.250%, 2/1/14	500,000	564,421
Goodrich Corp.
6.125%, 3/1/19	200,000	239,225
4.875%, 3/1/20	100,000	111,615
Honeywell International, Inc.
5.300%, 3/1/18	834,000	975,486
ITT Corp.
4.900%, 5/1/14	220,000	242,136
Lockheed Martin Corp.
4.121%, 3/14/13	158,000	169,403
5.720%, 6/1/40§	852,000	972,274
Northrop Grumman Corp.
3.700%, 8/1/14	60,000	64,348
Northrop Grumman Systems Corp.
7.750%, 2/15/31	405,000	556,082
Raytheon Co.
4.400%, 2/15/20	100,000	111,349
Rockwell Collins, Inc.
5.250%, 7/15/19	50,000	56,682
United Technologies Corp.
4.875%, 5/1/15	500,000	572,865
6.125%, 2/1/19	500,000	618,588
4.500%, 4/15/20	60,000	67,280
6.050%, 6/1/36	660,000	781,286

		6,583,294

Air Freight & Logistics (0.0%)
United Parcel Service, Inc.
6.200%, 1/15/38	694,000	855,525

Airlines (0.2%)
Continental Airlines, Inc.
9.000%, 7/8/16	239,895	275,879
Delta Air Lines, Inc.
7.750%, 12/17/19	196,722	215,410
Southwest Airlines Co.
10.500%, 12/15/11§	7,000,000	7,676,480

		8,167,769

Building Products (0.0%)
CRH America, Inc.
6.000%, 9/30/16	500,000	559,807
Owens Corning, Inc.
9.000%, 6/15/19	300,000	354,870

		914,677

Commercial Services & Supplies (0.1%)
Allied Waste North America, Inc.
6.875%, 6/1/17	350,000	386,313
Avery Dennison Corp.
5.375%, 4/15/20	100,000	110,470
Board of Trustees of the Leland Stanford Junior University
4.250%, 5/1/16	895,000	1,003,689
Cornell University
5.450%, 2/1/19	200,000	234,030
Dartmouth College
4.750%, 6/1/19	50,000	56,665
Pitney Bowes, Inc.
5.750%, 9/15/17	678,000	735,688
Princeton University
5.700%, 3/1/39	300,000	354,684
R.R. Donnelley & Sons Co.
8.600%, 8/15/16	500,000	581,939
11.250%, 2/1/19	250,000	314,847
Republic Services, Inc.
5.500%, 9/15/19	148,000	166,721
6.200%, 3/1/40	200,000	226,071
Vanderbilt University
5.250%, 4/1/19	100,000	115,858
Waste Management, Inc.
6.375%, 11/15/12	700,000	768,057
7.375%, 3/11/19	200,000	250,679
4.750%, 6/30/20	100,000	107,244
Yale University
2.900%, 10/15/14	300,000	317,599

		5,730,554

Electrical Equipment (0.0%)
Amphenol Corp.
4.750%, 11/15/14	100,000	108,492
Emerson Electric Co.
4.875%, 10/15/19	500,000	569,417
6.125%, 4/15/39	100,000	122,442
5.250%, 11/15/39	150,000	163,257

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
Thomas & Betts Corp.
5.625%, 11/15/21	$100,000	$112,166

		1,075,774

Industrial Conglomerates (0.1%)
3M Co.
4.375%, 8/15/13	350,000	385,583
5.700%, 3/15/37	200,000	235,692
Acuity Brands Lighting, Inc.
6.000%, 12/15/19	100,000	106,986
General Electric Co.
5.000%, 2/1/13	1,000,000	1,085,944
5.250%, 12/6/17	500,000	562,750
Harsco Corp.
2.700%, 10/15/15	150,000	150,673
Koninklijke Philips Electronics N.V.
6.875%, 3/11/38	400,000	505,066
Siemens Financieringsmat
5.500%, 2/16/12§	877,000	929,526
Textron, Inc.
7.250%, 10/1/19	200,000	236,878
Tyco International Finance S.A.
6.000%, 11/15/13	610,000	691,368
4.125%, 10/15/14	500,000	544,216
3.375%, 10/15/15	100,000	105,529

		5,540,211

Machinery (0.1%)
Caterpillar, Inc.
8.250%, 12/15/38	300,000	450,197
Deere & Co.
5.375%, 10/16/29	300,000	333,727
Dover Corp.
5.450%, 3/15/18	300,000	352,555
Pall Corp.
5.000%, 6/15/20	100,000	108,551
Roper Industries, Inc.
6.625%, 8/15/13	100,000	113,005
Snap-On, Inc.
6.125%, 9/1/21	100,000	112,318

		1,470,353

Road & Rail (0.2%)
Burlington Northern Santa Fe LLC
5.900%, 7/1/12	1,342,000	1,451,519
4.700%, 10/1/19	150,000	164,750
Canadian National Railway Co.
6.200%, 6/1/36	680,000	832,468
Canadian Pacific Railway Co.
7.250%, 5/15/19	220,000	272,238
CSX Corp.
6.250%, 3/15/18	650,000	771,673
6.220%, 4/30/40	200,000	229,619
JB Hunt Transport Services, Inc.
3.375%, 9/15/15	100,000	100,384
Norfolk Southern Corp.
7.700%, 5/15/17	268,000	342,518
5.900%, 6/15/19	550,000	653,951
Ryder System, Inc.
3.600%, 3/1/16	200,000	203,072
Union Pacific Corp.
5.125%, 2/15/14	500,000	554,984
5.700%, 8/15/18	500,000	582,964
4.000%, 2/1/21	65,000	67,348

		6,227,488

Trading Companies & Distributors (0.0%)
GATX Corp.
4.750%, 5/15/15	100,000	106,920

Total Industrials		36,672,565

Information Technology (0.4%)
Communications Equipment (0.1%)
American Tower Corp.
4.625%, 4/1/15	150,000	159,970
5.050%, 9/1/20	125,000	128,025
Cisco Systems, Inc.
4.950%, 2/15/19	1,000,000	1,144,016
5.900%, 2/15/39	300,000	346,709
Harris Corp.
6.375%, 6/15/19	85,000	98,679
Motorola, Inc.
8.000%, 11/1/11	200,000	212,410
6.000%, 11/15/17	676,000	754,631
Nokia Oyj
5.375%, 5/15/19	200,000	218,335
6.625%, 5/15/39	95,000	108,057

		3,170,832

Computers & Peripherals (0.1%)
Dell, Inc.
3.375%, 6/15/12	270,000	281,120
5.875%, 6/15/19	125,000	145,048
7.100%, 4/15/28	100,000	118,350
Hewlett-Packard Co.
5.250%, 3/1/12	400,000	425,572
4.750%, 6/2/14	475,000	532,429
Seagate Technology HDD Holdings
6.375%, 10/1/11	2,200,000	2,266,000

		3,768,519

Electronic Equipment, Instruments & Components (0.0%)
Agilent Technologies, Inc.
4.450%, 9/14/12	2,000,000	2,105,220
Arrow Electronics, Inc.
6.000%, 4/1/20	100,000	107,795
Corning, Inc.
6.625%, 5/15/19	30,000	36,320
4.250%, 8/15/20	65,000	68,148
5.750%, 8/15/40	25,000	26,519

		2,344,002

IT Services (0.1%)
HP Enterprise Services LLC
6.000%, 8/1/13	670,000	761,493
International Business Machines Corp.
2.100%, 5/6/13	500,000	515,931
1.000%, 8/5/13	175,000	175,604
5.700%, 9/14/17	1,000,000	1,194,486
6.500%, 1/15/28	1,000,000	1,242,473

		3,889,987

Office Electronics (0.0%)
Xerox Corp.
5.500%, 5/15/12	1,000,000	1,064,015
8.250%, 5/15/14	40,000	47,959
6.350%, 5/15/18	1,000,000	1,160,169

		2,272,143

Semiconductors & Semiconductor Equipment (0.0%)
Analog Devices, Inc.
5.000%, 7/1/14	100,000	109,896

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
Maxim Integrated Products, Inc.
3.450%, 6/14/13	$100,000	$102,889

		212,785

Software (0.1%)
Adobe Systems, Inc.
3.250%, 2/1/15	100,000	104,642
4.750%, 2/1/20	125,000	134,547
Microsoft Corp.
2.950%, 6/1/14	190,000	201,444
4.200%, 6/1/19	125,000	138,669
5.200%, 6/1/39	185,000	203,191
Oracle Corp.
5.250%, 1/15/16	1,302,000	1,514,369
6.500%, 4/15/38	600,000	745,283

		3,042,145

Total Information Technology		18,700,413

Materials (1.2%)
Chemicals (0.6%)
Air Products and Chemicals, Inc.
4.375%, 8/21/19	200,000	212,934
Airgas, Inc.
2.850%, 10/1/13	100,000	102,100
Cabot Corp.
5.000%, 10/1/16	100,000	109,504
Dow Chemical Co.
4.850%, 8/15/12	6,100,000	6,455,904
6.000%, 10/1/12	8,412,000	9,114,604
7.600%, 5/15/14	3,170,000	3,702,696
8.550%, 5/15/19	310,000	391,434
9.400%, 5/15/39	225,000	318,484
E.I. du Pont de Nemours & Co.
5.875%, 1/15/14	300,000	343,298
3.250%, 1/15/15	400,000	427,863
6.000%, 7/15/18	350,000	421,592
5.600%, 12/15/36	100,000	110,573
Monsanto Co.
5.125%, 4/15/18	150,000	170,974
5.875%, 4/15/38	100,000	113,986
Potash Corp of Saskatchewan, Inc.
5.250%, 5/15/14	155,000	172,136
3.750%, 9/30/15	120,000	124,212
6.500%, 5/15/19	85,000	99,355
4.875%, 3/30/20	70,000	74,414
PPG Industries, Inc.
6.650%, 3/15/18	300,000	363,477
Praxair, Inc.
2.125%, 6/14/13	300,000	308,413
4.625%, 3/30/15	253,000	283,903
4.500%, 8/15/19	300,000	330,697
Sherwin-Williams Co.
3.125%, 12/15/14	100,000	105,968
Valspar Corp.
7.250%, 6/15/19	100,000	121,853

		23,980,374

Construction Materials (0.0%)
Lafarge S.A.
6.500%, 7/15/16	100,000	107,921
7.125%, 7/15/36	200,000	191,729

		299,650

Containers & Packaging (0.0%)
Bemis Co., Inc.
5.650%, 8/1/14	55,000	62,164
6.800%, 8/1/19	45,000	53,658

		115,822

Metals & Mining (0.5%)
Alcoa, Inc.
5.900%, 2/1/27	665,000	655,355
Allegheny Technologies, Inc.
9.375%, 6/1/19	200,000	241,714
Anglo American Capital plc
2.150%, 9/27/13§	5,450,000	5,489,567
ArcelorMittal S.A.
5.375%, 6/1/13	300,000	322,113
9.000%, 2/15/15	225,000	271,526
6.125%, 6/1/18	250,000	270,379
9.850%, 6/1/19	250,000	321,326
7.000%, 10/15/39	300,000	306,472
Barrick (PD) Australian Finance Pty Ltd.
5.950%, 10/15/39	200,000	226,900
Barrick Gold Corp.
6.950%, 4/1/19	300,000	381,334
Barrick N.A. Finance LLC
7.500%, 9/15/38	100,000	132,068
BHP Billiton Finance USA Ltd.
5.125%, 3/29/12	628,000	665,065
6.500%, 4/1/19	500,000	613,664
Cliffs Natural Resources, Inc.
4.800%, 10/1/20	105,000	106,579
6.250%, 10/1/40	70,000	69,247
Commercial Metals Co.
6.500%, 7/15/17	200,000	208,083
CSN Resources S.A.
6.500%, 7/21/20§	300,000	319,875
Freeport-McMoRan Copper & Gold, Inc.
8.375%, 4/1/17	1,000,000	1,116,250
Newmont Mining Corp.
5.125%, 10/1/19	360,000	402,720
6.250%, 10/1/39	200,000	229,282
Nucor Corp.
5.850%, 6/1/18	300,000	353,412
Rio Tinto Finance USA Ltd.
5.875%, 7/15/13	650,000	724,470
8.950%, 5/1/14	360,000	444,473
9.000%, 5/1/19	215,000	300,028
7.125%, 7/15/28	500,000	632,491
Southern Copper Corp.
5.375%, 4/16/20	55,000	58,228
6.750%, 4/16/40	245,000	267,494
Steel Dynamics, Inc.
7.375%, 11/1/12	4,250,000	4,542,187
Teck Resources Ltd.
4.500%, 1/15/21	1,000,000	1,036,022
6.000%, 8/15/40	200,000	209,788
Vale Overseas Ltd.
6.875%, 11/21/36	800,000	913,967
6.875%, 11/10/39	170,000	194,813
Xstrata Canada Corp.
5.500%, 6/15/17	724,000	779,827

		22,806,719

Paper & Forest Products (0.1%)
Georgia-Pacific LLC
8.125%, 5/15/11	1,500,000	1,556,250
9.500%, 12/1/11	2,260,000	2,429,500
International Paper Co.
5.300%, 4/1/15	400,000	435,038
9.375%, 5/15/19	200,000	259,457
7.500%, 8/15/21	200,000	239,263

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
7.300%, 11/15/39	$630,000	$705,279
Koch Forest Products, Inc.
Term Loan
2.283%, 12/20/12(l)	73,162	72,655
2.302%, 12/20/12(l)	356,285	353,815

		6,051,257

Total Materials		53,253,822

Telecommunication Services (1.6%)
Diversified Telecommunication Services (1.2%)
Ameritech Capital Funding Corp.
6.550%, 1/15/28	531,000	568,163
AT&T, Inc.
6.150%, 9/15/34	676,000	739,988
6.800%, 5/15/36	400,000	474,800
6.500%, 9/1/37	1,160,000	1,342,066
6.400%, 5/15/38	1,000,000	1,142,900
BellSouth Capital Funding Corp.
7.875%, 2/15/30	687,000	857,213
BellSouth Corp.
5.200%, 9/15/14	1,107,000	1,244,869
6.000%, 11/15/34	290,000	307,691
British Telecommunications plc
9.875%, 12/15/30	693,000	964,908
Deutsche Telekom International Finance B.V.
4.875%, 7/8/14	500,000	549,742
6.750%, 8/20/18	500,000	612,252
8.750%, 6/15/30	668,000	935,369
Embarq Corp.
7.082%, 6/1/16	500,000	555,703
France Telecom S.A.
2.125%, 9/16/15	1,850,000	1,862,835
GTE Corp.
8.750%, 11/1/21	250,000	352,151
Qwest Corp.
7.875%, 9/1/11	3,500,000	3,705,625
7.625%, 6/15/15	1,580,000	1,801,200
8.375%, 5/1/16	750,000	886,875
6.500%, 6/1/17	650,000	710,125
Sprint Capital Corp.
7.625%, 1/30/11	13,900,000	14,125,875
Telecom Italia Capital S.A.
1.135%, 7/18/11(l)	2,300,000	2,291,380
6.175%, 6/18/14	250,000	275,697
6.999%, 6/4/18	500,000	574,363
7.175%, 6/18/19	250,000	293,424
6.375%, 11/15/33	1,374,000	1,355,419
Telefonica Emisiones S.A.U.
2.582%, 4/26/13	150,000	152,776
4.949%, 1/15/15	1,440,000	1,575,622
3.729%, 4/27/15	90,000	94,117
6.421%, 6/20/16	300,000	351,621
6.221%, 7/3/17	669,000	781,104
5.877%, 7/15/19	145,000	165,928
5.134%, 4/27/20	180,000	195,828
7.045%, 6/20/36	300,000	359,219
Verizon Communications, Inc.
4.350%, 2/15/13	500,000	539,130
5.550%, 2/15/16	1,315,000	1,521,669
5.500%, 2/15/18	298,000	342,896
8.750%, 11/1/18	1,829,000	2,488,759
7.750%, 12/1/30	678,000	875,346
7.750%, 6/15/32	127,000	164,120
5.850%, 9/15/35	262,000	282,261
6.400%, 2/15/38	667,000	771,438
Verizon New England, Inc.
7.875%, 11/15/29	7,000	8,096
Verizon New Jersey, Inc. Series A
5.875%, 1/17/12	312,000	330,456
Verizon New York, Inc. Series A
6.875%, 4/1/12	500,000	539,315

		50,070,334

Wireless Telecommunication Services (0.4%)
America Movil S.A.B. de C.V.
5.625%, 11/15/17	1,322,000	1,491,501
5.000%, 3/30/20	4,100,000	4,422,002
Cellco Partnership/Verizon Wireless Capital LLC
5.250%, 2/1/12	500,000	529,446
5.550%, 2/1/14	500,000	565,428
8.500%, 11/15/18	500,000	680,815
New Cingular Wireless Services, Inc.
8.125%, 5/1/12	1,348,000	1,497,571
Rogers Communications, Inc.
6.800%, 8/15/18	500,000	617,664
Vodafone Group plc
4.150%, 6/10/14	3,075,000	3,321,240
7.875%, 2/15/30	682,000	904,122
6.150%, 2/27/37	669,000	783,446
Term Loan
6.875%, 8/11/15(b)	4,200,000	4,143,300

		18,956,535

Total Telecommunication Services		69,026,869

Utilities (1.8%)
Electric Utilities (0.8%)
Ameren Energy Generating Co.
6.300%, 4/1/20	100,000	98,828
Carolina Power & Light Co.
5.300%, 1/15/19	500,000	581,053
Cleco Power LLC
6.500%, 12/1/35	100,000	112,936
Columbus Southern Power Co.
6.600%, 3/1/33	651,000	791,586
Commonwealth Edison Co.
6.150%, 9/15/17	1,330,000	1,575,555
5.900%, 3/15/36	624,000	695,830
Consolidated Edison Co. of New York, Inc.
5.500%, 12/1/39	80,000	87,560
Series 07-A
4.875%, 2/1/13	700,000	758,091
Series 08-B
6.300%, 8/15/37	628,000	754,443
Series 09-C
6.750%, 4/1/38	400,000	511,970
Dayton Power & Light Co.
5.125%, 10/1/13	900,000	1,003,743
Detroit Edison Co.
5.600%, 6/15/18	250,000	284,825
6.625%, 6/1/36	100,000	124,381
Duke Energy Carolinas LLC
4.300%, 6/15/20	300,000	330,806
6.000%, 1/15/38	500,000	591,706
Duke Energy Corp.
3.350%, 4/1/15	100,000	105,517
5.050%, 9/15/19	300,000	333,809
Duke Energy Ohio, Inc.
5.700%, 9/15/12	1,245,000	1,350,738

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
Entergy Gulf States Louisiana LLC
5.590%, 10/1/24	$60,000	$68,297
Entergy Louisiana LLC
5.400%, 11/1/24	75,000	86,502
Exelon Generation Co. LLC
5.350%, 1/15/14	300,000	332,660
FirstEnergy Corp. Series B
6.450%, 11/15/11	29,000	30,389
Series C
7.375%, 11/15/31	522,000	567,177
FirstEnergy Solutions Corp.
4.800%, 2/15/15	500,000	537,428
6.800%, 8/15/39	497,000	500,842
Florida Power & Light Co.
5.550%, 11/1/17	500,000	594,111
4.950%, 6/1/35	875,000	901,757
5.950%, 2/1/38	309,000	363,381
5.690%, 3/1/40	100,000	115,017
Florida Power Corp.
4.550%, 4/1/20	50,000	55,629
5.900%, 3/1/33	582,000	661,627
6.350%, 9/15/37	400,000	490,517
6.400%, 6/15/38	500,000	618,429
5.650%, 4/1/40	75,000	85,157
FPL Group Capital, Inc.
2.550%, 11/15/13	100,000	102,448
7.875%, 12/15/15	300,000	373,816
Georgia Power Co.
5.400%, 6/1/18	500,000	579,034
4.250%, 12/1/19	80,000	86,177
5.950%, 2/1/39	250,000	290,463
4.750%, 9/1/40	250,000	246,530
Hydro Quebec
7.500%, 4/1/16	300,000	382,696
Indiana Michigan Power Co.
7.000%, 3/15/19	250,000	306,975
Interstate Power and Light Co.
6.250%, 7/15/39	60,000	71,497
MidAmerican Energy Co.
6.750%, 12/30/31	273,000	339,674
MidAmerican Energy Holdings Co.
5.950%, 5/15/37	1,684,000	1,894,264
6.500%, 9/15/37	600,000	720,478
MidAmerican Funding LLC
6.927%, 3/1/29	682,000	812,113
Nevada Power Co.
7.125%, 3/15/19	500,000	620,467
Northern States Power Co.
1.950%, 8/15/15	100,000	101,128
5.250%, 3/1/18	500,000	577,175
5.350%, 11/1/39	120,000	132,535
NSTAR
4.500%, 11/15/19	100,000	110,226
NSTAR Electric Co.
5.500%, 3/15/40	50,000	56,882
Oglethorpe Power Corp.
5.950%, 11/1/39	205,000	241,088
Ohio Power Co.
5.375%, 10/1/21	95,000	108,366
Oklahoma Gas & Electric Co.
5.850%, 6/1/40	100,000	113,265
Oncor Electric Delivery Co. LLC
6.800%, 9/1/18	500,000	612,413
7.250%, 1/15/33	250,000	311,825
Pacific Gas & Electric Co.
6.250%, 12/1/13	500,000	570,623
6.050%, 3/1/34	657,000	744,811
5.400%, 1/15/40	100,000	105,503
PacifiCorp
6.000%, 1/15/39	500,000	588,970
Portland General Electric Co.
6.100%, 4/15/19	100,000	121,351
PPL Electric Utilities Corp.
6.250%, 5/15/39	75,000	91,310
Progress Energy, Inc.
6.000%, 12/1/39	100,000	112,946
PSEG Power LLC
6.950%, 6/1/12	400,000	438,180
2.500%, 4/15/13	100,000	102,752
5.125%, 4/15/20	80,000	87,956
Public Service Co. of Colorado
6.250%, 9/1/37	254,000	311,158
Public Service Electric & Gas Co.
6.330%, 11/1/13	500,000	572,433
5.300%, 5/1/18	250,000	285,647
5.800%, 5/1/37	250,000	289,880
Puget Sound Energy, Inc.
5.757%, 10/1/39	125,000	135,603
5.795%, 3/15/40	50,000	54,553
5.764%, 7/15/40	100,000	108,678
San Diego Gas & Electric Co.
6.125%, 9/15/37	200,000	246,542
6.000%, 6/1/39	30,000	36,440
Southern California Edison Co.
5.750%, 3/15/14	500,000	574,579
5.950%, 2/1/38	800,000	947,649
5.500%, 3/15/40	100,000	113,764
Southern Co.
4.150%, 5/15/14	125,000	135,420
Southwestern Electric Power Co.
6.200%, 3/15/40	25,000	26,818
Tampa Electric Co.
6.100%, 5/15/18	75,000	88,658
Toledo Edison Co.
7.250%, 5/1/20	30,000	37,780
TransAlta Corp.
4.750%, 1/15/15	300,000	325,473
6.500%, 3/15/40	70,000	75,955
Union Electric Co.
6.700%, 2/1/19	500,000	607,889
Virginia Electric & Power Co.
5.400%, 1/15/16	1,316,000	1,542,109

		34,775,262

Gas Utilities (0.6%)
Boardwalk Pipelines LP
5.750%, 9/15/19	200,000	221,810
CenterPoint Energy Resources Corp.
6.150%, 5/1/16	300,000	343,892
Enterprise Products Operating LLC
5.250%, 1/31/20	250,000	270,658
EQT Corp.
8.125%, 6/1/19	250,000	309,951
NGPL Pipeco LLC
6.514%, 12/15/12§	14,400,000	15,313,507
Panhandle Eastern Pipeline Co.
6.200%, 11/1/17	250,000	277,615
Rockies Express Pipeline LLC
3.900%, 4/15/15§	1,200,000	1,200,479

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
Southern California Gas Co.
5.500%, 3/15/14	$200,000	$227,066
TransCanada PipeLines Ltd.
3.800%, 10/1/20	8,900,000	9,095,497
Williams Partners LP
3.800%, 2/15/15	200,000	210,447
5.250%, 3/15/20	110,000	119,578
6.300%, 4/15/40	140,000	154,331

		27,744,831

Independent Power Producers & Energy Traders (0.3%)
Tennessee Valley Authority
4.750%, 8/1/13	1,000,000	1,107,392
5.500%, 7/18/17	676,000	814,613
6.750%, 11/1/25	697,000	940,213
6.150%, 1/15/38	691,000	899,489
5.250%, 9/15/39	6,665,000	7,735,619

		11,497,326

Multi-Utilities (0.1%)
Alliant Energy Corp.
4.000%, 10/15/14	200,000	210,195
Avista Corp.
5.125%, 4/1/22	55,000	60,831
Dominion Resources, Inc.
5.150%, 7/15/15	383,000	436,632
6.000%, 11/30/17	1,331,000	1,575,266
5.200%, 8/15/19	80,000	91,480
DTE Energy Co.
7.625%, 5/15/14	50,000	59,447
NiSource Finance Corp.
10.750%, 3/15/16	500,000	660,441
6.400%, 3/15/18	250,000	289,937
Sempra Energy
9.800%, 2/15/19	600,000	836,499
6.000%, 10/15/39	315,000	355,722

		4,576,450

Total Utilities		78,593,869

Total Corporate Bonds		1,464,601,429

Government Securities (65.5%)
Agency ABS (1.7%)
Federal Farm Credit Bank
1.110%, 6/14/12	200,000	200,966
0.790%, 9/27/12	100,000	100,054
1.750%, 2/21/13	1,000,000	1,021,884
1.375%, 6/25/13	250,000	254,412
1.400%, 10/28/13	100,000	100,076
2.375%, 4/28/14	100,000	100,994
2.620%, 6/15/15	100,000	101,422
Federal Home Loan Bank
1.000%, 12/28/11	500,000	503,752
1.125%, 5/18/12	1,000,000	1,010,479
0.875%, 7/20/12	200,000	200,049
1.750%, 8/22/12	1,000,000	1,022,801
1.750%, 12/14/12	500,000	511,810
0.850%, 12/21/12	200,000	200,032
1.850%, 12/21/12	100,000	100,248
1.625%, 3/20/13	1,600,000	1,636,507
1.000%, 5/24/13	100,000	100,005
1.125%, 8/16/13	200,000	200,014
1.630%, 8/20/15	500,000	501,706
Federal Home Loan Mortgage Corp.
0.900%, 12/23/11	100,000	100,119
1.125%, 4/25/12	200,000	202,093
1.000%, 7/26/12	200,000	200,303
2.000%, 11/5/12	500,000	500,679
1.700%, 12/17/12	300,000	300,715
1.125%, 1/14/13	500,000	501,472
1.750%, 1/28/13	200,000	200,852
1.875%, 3/8/13	200,000	201,051
2.000%, 5/3/13	100,000	100,126
1.875%, 5/10/13	100,000	100,154
1.300%, 7/26/13	600,000	601,181
1.500%, 7/26/13	400,000	400,978
1.150%, 8/23/13	100,000	100,137
1.500%, 10/28/13	100,000	100,293
1.400%, 11/18/13	200,000	201,231
1.625%, 1/21/14	100,000	100,858
1.450%, 2/24/14	200,000	200,672
1.350%, 3/28/14	200,000	200,544
3.000%, 3/17/15	50,000	50,620
3.000%, 5/18/15	100,000	100,328
3.000%, 5/26/15	100,000	100,361
2.750%, 7/7/15	100,000	100,461
2.375%, 7/28/15	100,000	100,587
2.250%, 8/12/15	100,000	101,253
2.250%, 8/18/15	100,000	100,204
2.000%, 8/25/15	100,000	100,375
2.125%, 8/25/15	200,000	200,940
5.000%, 4/29/25	100,000	102,062
5.625%, 11/23/35	200,000	220,069
Federal National Mortgage Association
1.000%, 4/4/12	500,000	504,111
1.300%, 5/25/12	500,000	502,033
1.000%, 7/27/12	100,000	100,034
0.800%, 8/16/12	200,000	200,170
0.850%, 8/17/12	100,000	100,122
1.000%, 11/19/12	100,000	100,069
1.750%, 12/28/12	200,000	200,574
2.125%, 1/25/13	300,000	301,241
2.050%, 1/28/13	200,000	200,779
1.800%, 2/8/13	200,000	202,058
1.750%, 2/22/13	2,000,000	2,050,896
1.800%, 3/15/13	200,000	201,043
1.850%, 3/25/13	200,000	201,118
3.250%, 4/9/13	500,000	532,251
2.000%, 4/15/13	200,000	201,409
1.100%, 4/29/13	200,000	200,567
1.875%, 5/6/13	200,000	201,477
1.750%, 5/7/13	300,000	307,958
2.000%, 5/10/13	1,000,000	1,001,439
2.000%, 6/24/13	250,000	252,115
1.500%, 6/26/13	500,000	509,772
1.375%, 7/19/13	500,000	502,540
1.250%, 7/29/13	400,000	401,504
1.300%, 8/9/13	100,000	100,226
1.250%, 8/16/13	300,000	300,667
1.350%, 8/16/13	100,000	100,243
2.020%, 8/20/13	100,000	100,779
1.250%, 8/23/13	400,000	400,652
1.000%, 9/23/13	1,000,000	1,003,965
1.200%, 9/27/13	300,000	300,783
1.125%, 10/8/13	200,000	200,099
1.000%, 10/15/13	200,000	199,482
1.500%, 2/4/14	100,000	100,352
1.350%, 2/24/14	200,000	200,451
2.500%, 4/29/14	100,000	100,130
1.550%, 8/12/14	200,000	200,271

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
1.750%, 8/18/14	$100,000	$100,967
3.125%, 11/10/14	300,000	300,954
3.125%, 1/21/15	200,000	201,442
2.000%, 2/5/15	100,000	100,135
3.000%, 2/17/15	11,800,000	11,920,655
3.125%, 5/19/15	300,000	300,998
2.150%, 8/4/15	100,000	100,481
2.000%, 8/5/15	200,000	202,195
2.125%, 8/5/15	100,000	101,190
2.150%, 8/12/15	200,000	200,307
2.000%, 8/24/15	15,700,000	15,815,285
2.000%, 9/21/15	200,000	200,726
2.000%, 9/30/15	500,000	499,699
1.875%, 10/15/15	200,000	199,882
2.600%, 1/27/16	100,000	100,132
2.000%, 3/28/16	100,000	100,224
2.250%, 3/28/16	100,000	100,314
2.350%, 9/23/16	100,000	100,663
4.000%, 1/20/17	700,000	707,152
6.000%, 3/9/20	100,000	104,899
4.300%, 3/30/20	100,000	101,760
4.000%, 9/30/25	100,000	99,961
6.000%, 4/18/36	200,000	229,582
Financing Corp.
10.700%, 10/6/17	600,000	918,523
Small Business Administration Series 2003-10A 1
4.628%, 3/10/13	116,459	122,331
Series 2008-P10B 1
5.944%, 8/1/18	2,327,764	2,616,327
Small Business Administration Participation Certificates Series 2004-20A 1
4.930%, 1/1/24	483,308	522,986
Series 2004-20C
4.340%, 3/1/24	3,218,445	3,434,619
Series 2005-20B
4.625%, 2/1/25	295,278	318,488
Series 2008-20A
5.170%, 1/1/28	775,387	862,495
Series 2008-20C 1
5.490%, 3/1/28	2,846,650	3,166,434
Series 2008-20G
5.870%, 7/1/28	2,970,489	3,375,994

		72,969,109

Agency CMO (0.2%)
Federal Home Loan Mortgage Corp.
4.500%, 1/15/16	276,506	276,261
4.879%, 5/19/17	3,500,000	3,942,051
5.500%, 4/15/26	133,524	133,522
5.500%, 1/15/31	382,836	401,496
Federal National Mortgage Association
4.500%, 2/25/17	457,102	464,191
4.500%, 3/25/17	409,323	416,708
6.000%, 1/25/32	558,598	559,161
8.564%, 6/25/32(l)	97,500	102,297
5.310%, 8/25/33	2,312,017	2,399,380
6.000%, 10/25/33	555,530	556,101
6.500%, 7/25/34	319,876	340,661
Government National Mortgage Association
6.500%, 6/20/32	119,822	132,756

		9,724,585

Foreign Governments (1.2%)
Brazilian Government International Bond
4.875%, 1/22/21	600,000	658,500
Canadian Government Bond
2.375%, 9/10/14	400,000	419,123
Export-Import Bank of China
5.250%, 7/29/14§	3,700,000	4,084,112
Export-Import Bank of Korea
8.125%, 1/21/14	200,000	234,750
5.875%, 1/14/15	500,000	558,801
4.125%, 9/9/15	200,000	210,073
Federative Republic of Brazil
6.000%, 1/17/17	1,500,000	1,747,500
8.000%, 1/15/18	1,250,000	1,494,375
8.750%, 2/4/25	500,000	733,665
8.250%, 1/20/34	1,351,000	1,965,705
Hungary Government International Bond
4.750%, 2/3/15	250,000	254,020
Israel Government AID Bond
5.500%, 4/26/24	1,335,000	1,659,408
5.500%, 9/18/33	583,000	702,852
Japan Finance Organization for Municipalities
5.000%, 5/16/17	500,000	582,111
Kreditanstalt fuer Wiederaufbau
1.375%, 7/15/13	1,045,000	1,060,950
Province of British Columbia
2.850%, 6/15/15	60,000	63,807
6.500%, 1/15/26	300,000	399,932
7.250%, 9/1/36	200,000	300,461
Province of Manitoba
4.900%, 12/6/16	500,000	582,205
Province of Nova Scotia
5.125%, 1/26/17	1,000,000	1,164,460
Province of Ontario
2.625%, 1/20/12	1,500,000	1,537,958
1.875%, 11/19/12	2,030,000	2,079,546
3.500%, 7/15/13	1,000,000	1,069,790
4.100%, 6/16/14	2,510,000	2,757,315
4.000%, 10/7/19	250,000	269,867
4.400%, 4/14/20	500,000	552,947
Province of Quebec
4.600%, 5/26/15	1,372,000	1,554,280
7.500%, 9/15/29	500,000	728,499
Republic of Chile
5.500%, 1/15/13	300,000	327,441
Republic of Italy
5.625%, 6/15/12	1,256,000	1,337,003
4.500%, 1/21/15	2,699,000	2,891,593
6.875%, 9/27/23	656,000	795,800
Republic of Korea
5.750%, 4/16/14	500,000	560,571
7.125%, 4/16/19	300,000	382,221
Republic of Panama
5.200%, 1/30/20	300,000	332,250
7.125%, 1/29/26	200,000	254,000
8.875%, 9/30/27	150,000	217,875
9.375%, 4/1/29	448,000	678,720
6.700%, 1/26/36	250,000	306,875
Republic of Peru
8.375%, 5/3/16	300,000	379,500
7.125%, 3/30/19	100,000	125,250
7.350%, 7/21/25	500,000	648,750
6.550%, 3/14/37	200,000	242,500
Republic of Poland
5.250%, 1/15/14	600,000	654,919
6.375%, 7/15/19	700,000	824,719
Republic of South Africa
7.375%, 4/25/12	60,000	65,457

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
6.500%, 6/2/14	$1,480,000	$1,683,500
6.875%, 5/27/19	500,000	611,250
5.500%, 3/9/20	300,000	335,250
Societe Financement de l’Economie Francaise
3.375%, 5/5/14§	1,000,000	1,075,763
State of Israel
5.500%, 11/9/16	656,000	761,042
United Mexican States
6.625%, 3/3/15	670,000	787,250
5.625%, 1/15/17	590,000	674,960
8.125%, 12/30/19	1,356,000	1,833,990
5.125%, 1/15/20	345,000	385,537
8.300%, 8/15/31	500,000	713,750
6.750%, 9/27/34	1,078,000	1,339,415
6.050%, 1/11/40	500,000	572,500

		51,226,663

Municipal Bonds (2.3%)
American Municipal Power-Ohio, Inc.
6.449%, 2/15/44	100,000	107,406
Bay Area Toll Authority California State
6.793%, 4/1/30	4,200,000	4,456,746
6.918%, 4/1/40	100,000	108,370
6.263%, 4/1/49	500,000	558,085
7.043%, 4/1/50	200,000	220,316
California State University, Class A
5.000%, 11/1/30	300,000	315,615
Central Puget Sound Washington Regional Transportation Authority
5.491%, 11/1/39	100,000	109,539
Chabot-Las Positas California Community College District Financing Corporation, Class C
(Zero Coupon), 8/1/22	6,230,000	3,391,674
City & County of Denver, Colorado
5.650%, 8/1/30	100,000	103,475
City of Chicago, Illinois
4.750%, 1/1/36	400,000	405,528
6.845%, 1/1/38	40,000	42,007
6.395%, 1/1/40	585,000	621,457
City of New York, New York
6.246%, 6/1/35	5,400,000	5,696,946
City of San Antonio, Texas
5.985%, 2/1/39	50,000	59,270
Clark County, Nevada Airport
6.881%, 7/1/42	100,000	104,155
6.820%, 7/1/45	150,000	166,343
Dallas, Texas Area Rapid Transit
6.249%, 12/1/34	400,000	428,228
5.022%, 12/1/48	100,000	100,421
Indianapolis, Indiana Local Public Improvement
6.116%, 1/15/40	100,000	111,958
Los Angeles Department of Airports
6.582%, 5/15/39	100,000	111,410
Los Angeles Department of Water & Power
6.008%, 7/1/39	100,000	108,514
Los Angeles, California Community College District
5.000%, 8/1/27	1,100,000	1,193,060
6.600%, 8/1/42	100,000	110,350
6.750%, 8/1/49	200,000	223,730
Los Angeles, California Unified School District
4.500%, 7/1/22	1,500,000	1,580,070
4.500%, 7/1/24	1,300,000	1,353,586
4.500%, 7/1/25	1,700,000	1,751,714
4.500%, 1/1/28	1,500,000	1,519,935
5.755%, 7/1/29	100,000	102,281
5.750%, 7/1/34	200,000	202,040
6.758%, 7/1/34	575,000	652,119
Los Gatos, California Union School District, Class B
5.000%, 8/1/30	160,000	167,706
Massachusetts State Water Pollution Abatement
5.192%, 8/1/40	145,000	151,293
Metropolitan Government of Nashville & Davidson County Convention Center Authority
6.731%, 7/1/43	50,000	53,721
Metropolitan Transportation Authority
5.871%, 11/15/39	100,000	100,300
6.668%, 11/15/39	75,000	81,921
7.336%, 11/15/39	1,065,000	1,327,640
6.687%, 11/15/40	200,000	218,358
Metropolitan Washington Airports Authority
7.462%, 10/1/46	13,000,000	13,953,550
Municipal Electric Authority of Georgia
6.637%, 4/1/57	100,000	107,518
7.055%, 4/1/57	100,000	97,690
New Jersey Economic Development Authority
1.292%, 12/15/10(l)	3,000,000	2,985,270
New Jersey State Turnpike Authority
7.414%, 1/1/40	1,185,000	1,471,237
New Jersey Transportation Trust Fund Authority
6.875%, 12/15/39	4,500,000	4,777,470
6.561%, 12/15/40	200,000	225,082
New York City Municipal Water Finance Authority
5.750%, 6/15/41	200,000	215,590
5.724%, 6/15/42	190,000	204,246
5.952%, 6/15/42	200,000	222,258
6.011%, 6/15/42	35,000	39,028
6.124%, 6/15/42	500,000	514,320
5.440%, 6/15/43	1,500,000	1,566,825
New York City Transitional Finance Authority
5.267%, 5/1/27	5,000,000	5,366,550
5.008%, 8/1/27	2,100,000	2,192,337
5.508%, 8/1/37	300,000	311,865
New York State Dormitory Authority, Class F
5.500%, 3/15/30	200,000	210,036
5.628%, 3/15/39	875,000	914,235
5.600%, 3/15/40	200,000	211,524
New York State Urban Development Corp.
5.770%, 3/15/39	100,000	105,974
Northern California Power Agency, Class B
7.311%, 6/1/40	2,075,000	2,295,697
Ohio State University
4.910%, 6/1/40	200,000	203,886
Oregon State Department of Transportation
5.834%, 11/15/34	150,000	170,003
Pennsylvania State Turnpike Commission
6.105%, 12/1/39	250,000	274,215
5.511%, 12/1/45	190,000	190,973
5.561%, 12/1/49	200,000	201,076
Port Authority of New York & New Jersey
6.040%, 12/1/29	620,000	672,545
Puerto Rico Sales Tax Financing Corp.
(Zero Coupon), 8/1/54	1,100,000	72,897
Salt River Project Agricultural Improvement & Power District
4.839%, 1/1/41	60,000	60,401
San Diego County Regional Airport Authority
6.628%, 7/1/40	700,000	711,662
San Diego County, California Water Authority
6.138%, 5/1/49	100,000	111,005

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
San Francisco City & County Public Utilities Commission
6.000%, 11/1/40	$200,000	$209,094
State of California
4.850%, 10/1/14	250,000	262,843
5.450%, 4/1/15	4,025,000	4,335,730
5.950%, 4/1/16	35,000	38,480
5.750%, 3/1/17	100,000	109,403
6.200%, 3/1/19	100,000	110,139
6.200%, 10/1/19	200,000	221,434
6.650%, 3/1/22	1,090,000	1,213,366
4.500%, 8/1/28	1,200,000	1,188,324
7.500%, 4/1/34	785,000	854,064
7.950%, 3/1/36	100,000	107,210
7.550%, 4/1/39	3,085,000	3,354,968
7.300%, 10/1/39	2,215,000	2,344,467
7.350%, 11/1/39	845,000	901,860
7.625%, 3/1/40	165,000	181,480
State of Georgia
4.503%, 11/1/25	100,000	108,717
State of Illinois
2.766%, 1/1/12	100,000	100,821
3.321%, 1/1/13	100,000	101,534
4.071%, 1/1/14	100,000	103,372
4.421%, 1/1/15	100,000	104,216
5.100%, 6/1/33	1,500,000	1,258,500
State of Illinois Toll Highway Authority
6.184%, 1/1/34	1,055,000	1,126,845
5.851%, 12/1/34	100,000	102,924
State of Iowa
6.750%, 6/1/34	1,800,000	1,985,238
State of Massachusetts
4.910%, 5/1/29	100,000	101,362
4.500%, 8/1/31	100,000	96,728
5.456%, 12/1/39	200,000	217,018
State of New York
5.206%, 10/1/31	150,000	146,662
State of Texas
4.631%, 4/1/33	3,100,000	3,129,109
4.750%, 4/1/37	300,000	312,072
4.681%, 4/1/40	90,000	90,466
State of Utah
4.554%, 7/1/24	120,000	128,818
3.539%, 7/1/25	100,000	99,886
State of Washington
5.090%, 8/1/33	100,000	106,028
5.481%, 8/1/39	100,000	108,451
5.140%, 8/1/40	100,000	104,239
State Public School Building Authority of Pennsylvania
5.000%, 9/15/27	100,000	100,348
Tennessee State School Bond Authority
4.848%, 9/15/27	4,100,000	4,137,433
Texas State Transportation Commission
5.178%, 4/1/30	500,000	537,375
University of California
5.946%, 5/15/45	705,000	715,328
University of Texas
4.794%, 8/15/46	180,000	182,732
University of Virginia
6.200%, 9/1/39	225,000	278,651
Utah Transit Authority
5.937%, 6/15/39	40,000	46,752
Virginia Commonwealth Transportation Board
5.350%, 5/15/35	100,000	107,986

		99,946,725

Supranational (1.1%)
African Development Bank
1.750%, 10/1/12	375,000	382,659
3.000%, 5/27/14	200,000	213,774
Asian Development Bank
2.125%, 3/15/12	2,000,000	2,045,138
2.750%, 5/21/14	300,000	318,127
Corp. Andina de Fomento
8.125%, 6/4/19	475,000	591,295
Eksportfinans A/S
5.000%, 2/14/12	1,232,000	1,304,105
1.875%, 4/2/13	4,975,000	5,082,107
3.000%, 11/17/14	2,550,000	2,688,733
2.000%, 9/15/15	3,855,000	3,864,568
5.500%, 5/25/16	1,675,000	1,956,221
European Bank for Reconstruction & Development
3.625%, 6/17/13	400,000	429,491
European Investment Bank
3.250%, 10/14/11	2,000,000	2,058,998
2.000%, 2/10/12	500,000	509,961
1.750%, 9/14/12	1,500,000	1,534,892
4.625%, 5/15/14	4,320,000	4,846,522
3.125%, 6/4/14	500,000	536,107
4.875%, 2/16/16	1,334,000	1,549,710
4.875%, 2/15/36	200,000	223,005
Export Development Canada
2.625%, 11/15/11	1,000,000	1,025,160
1.750%, 9/24/12	500,000	511,300
2.250%, 5/28/15	150,000	155,874
Inter-American Development Bank
3.250%, 11/15/11	1,000,000	1,030,875
1.750%, 10/22/12	500,000	511,773
3.000%, 4/22/14	500,000	533,493
4.250%, 9/10/18	1,368,000	1,557,628
International Bank for Reconstruction & Development
3.625%, 5/21/13	1,000,000	1,075,428
3.500%, 10/8/13	1,000,000	1,079,483
2.375%, 5/26/15	2,800,000	2,930,584
7.625%, 1/19/23	694,000	1,007,346
4.750%, 2/15/35	100,000	114,834
International Finance Corp.
3.500%, 5/15/13	475,000	509,428
3.000%, 4/22/14	510,000	545,624
Japan Finance Corp.
2.000%, 6/24/11	1,400,000	1,414,566
1.500%, 7/6/12	300,000	303,346
2.125%, 11/5/12	475,000	485,949
Kommunalbanken A/S
1.750%, 10/5/15(b)§	1,600,000	1,597,466
Korea Development Bank
8.000%, 1/23/14	500,000	584,878
3.250%, 3/9/16	100,000	100,112
Nordic Investment Bank
1.625%, 1/28/13	500,000	509,807
5.000%, 2/1/17	300,000	351,093
Svensk Exportkredit AB
3.250%, 9/16/14	575,000	613,013

		48,684,473

U.S. Government Agencies (31.2%)
Federal Farm Credit Bank
2.000%, 1/17/12	500,000	510,165

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
2.125%, 6/18/12	$1,000,000	$1,026,989
1.875%, 12/7/12	300,000	307,829
5.125%, 8/25/16	685,000	815,405
4.875%, 1/17/17	840,000	976,048
Federal Home Loan Bank
4.875%, 11/18/11	5,420,000	5,693,336
2.250%, 4/13/12	3,000,000	3,082,053
2.000%, 10/5/12	500,000	500,092
3.375%, 2/27/13	500,000	532,152
3.625%, 5/29/13	1,000,000	1,077,013
5.125%, 8/14/13	500,000	561,990
4.000%, 9/6/13	1,000,000	1,090,843
2.500%, 10/15/13	200,000	200,136
3.625%, 10/18/13	1,500,000	1,627,782
5.250%, 6/18/14	1,000,000	1,152,331
5.500%, 8/13/14	500,000	582,692
5.250%, 6/5/17	1,350,000	1,599,759
5.000%, 11/17/17	2,740,000	3,245,670
5.500%, 7/15/36	690,000	844,095
Federal Home Loan Bank/Illinois
5.625%, 6/13/16	2,450,000	2,735,288
Federal Home Loan Mortgage Corp.
1.125%, 12/15/11	1,000,000	1,008,933
2.125%, 3/23/12	10,000,000	10,245,570
2.000%, 4/27/12	250,000	252,108
2.500%, 4/8/13	750,000	757,946
4.875%, 11/15/13	5,440,000	6,113,978
6.000%, 1/1/14	9,254	9,972
5.500%, 2/1/14	68,764	73,884
2.750%, 4/29/14	500,000	506,627
6.000%, 7/1/14	5,921	6,381
3.000%, 7/28/14	400,000	427,813
3.000%, 12/30/14	300,000	302,058
4.500%, 1/15/15	2,710,000	3,071,828
4.750%, 11/17/15	2,928,000	3,384,472
6.000%, 2/1/17	209,381	226,046
5.000%, 2/16/17	675,000	792,707
6.000%, 3/1/17	5,734	6,182
6.500%, 3/1/17	43,909	48,024
6.000%, 4/1/17	159,844	172,553
6.000%, 5/1/17	1,650	1,778
6.000%, 7/1/17	14,416	15,644
6.000%, 8/1/17	48,858	52,845
5.500%, 11/1/17	48,708	52,724
4.875%, 6/13/18	4,000,000	4,699,384
3.750%, 3/27/19	500,000	543,677
4.500%, 4/1/21	4,249,295	4,490,144
5.000%, 1/1/22	1,498,561	1,594,855
5.000%, 7/1/22	613,712	650,655
5.000%, 3/1/23	702,763	745,066
5.000%, 4/1/23	1,223,667	1,297,326
5.000%, 5/1/23	1,291,267	1,378,075
5.000%, 7/1/23	175,615	186,186
5.000%, 8/1/23	459,390	487,043
5.000%, 10/1/23	778,529	825,393
5.000%, 11/1/23	33,737	35,768
4.500%, 12/1/23	3,212,384	3,386,430
4.000%, 4/1/24	1,276,741	1,335,241
5.000%, 4/1/24	1,063,352	1,127,361
5.000%, 5/1/24	366,375	388,429
4.000%, 7/1/24	1,221,761	1,276,979
4.500%, 7/1/24	372,643	391,901
4.000%, 8/1/24	3,618,454	3,781,991
4.500%, 8/1/24	2,737,062	2,892,197
4.000%, 4/1/25	1,850,968	1,940,986
4.500%, 4/1/25	261,445	274,793
4.500%, 5/1/25	365,912	384,594
6.750%, 3/15/31	693,000	969,587
2.998%, 11/1/31(l)	15,443	16,218
6.250%, 7/15/32	836,000	1,122,556
5.000%, 4/1/34	874,182	925,370
5.000%, 10/1/34	5,008,667	5,298,035
4.776%, 1/1/35(l)	884,840	933,412
6.000%, 2/1/35	472,916	514,388
5.500%, 10/1/35	210,278	224,488
5.500%, 11/1/35	8,149,942	8,700,700
5.327%, 4/1/36(l)	1,497,767	1,581,340
5.535%, 4/1/36(l)	1,484,553	1,577,008
5.000%, 5/1/36	124,694	131,391
5.868%, 11/1/36(l)	602,365	634,470
6.500%, 11/1/36	8,611,946	9,403,169
5.639%, 1/1/37(l)	1,438,187	1,523,130
5.395%, 6/1/37(l)	544,526	581,621
5.448%, 6/1/37(l)	4,409,384	4,709,771
5.495%, 6/1/37(l)	569,222	608,001
6.000%, 6/1/37	1,535,421	1,673,909
5.421%, 7/1/37(l)	916,504	978,941
5.500%, 8/1/37	471,777	502,479
6.000%, 8/1/37	711,115	764,588
5.500%, 10/1/37	2,965,539	3,151,117
6.000%, 10/1/37	6,465,387	7,007,822
6.000%, 11/1/37	399,349	429,359
6.000%, 12/1/37	468,081	503,278
5.500%, 1/1/38	247,141	262,529
5.500%, 2/1/38	2,030,655	2,159,634
6.000%, 3/1/38	160,589	172,514
5.000%, 4/1/38	2,491,290	2,637,945
5.500%, 4/1/38	6,420,098	6,821,855
5.500%, 5/1/38	1,122,793	1,196,915
5.500%, 8/1/38	8,860,360	9,400,980
6.000%, 8/1/38	108,502	116,492
6.000%, 9/1/38	48,072	51,566
6.000%, 11/1/38	292,019	313,064
6.000%, 1/1/39	650,942	697,856
4.500%, 2/1/39	4,009,519	4,171,152
5.000%, 3/1/39	2,289,089	2,425,272
4.000%, 4/1/39	3,873,532	3,979,146
4.000%, 5/1/39	3,787,713	3,890,987
4.500%, 6/1/39	21,922,385	22,806,131
5.000%, 7/1/39	4,674,589	4,910,327
5.000%, 8/1/39	2,509,142	2,650,103
4.500%, 9/1/39	1,887,536	1,963,628
5.000%, 9/1/39	3,346,480	3,533,020
4.500%, 10/1/39	2,218,595	2,319,125
4.500%, 12/1/39	3,284,562	3,416,971
5.000%, 12/1/39	1,976,938	2,094,550
4.500%, 1/1/40	4,933,347	5,163,056
4.000%, 2/1/40	969,098	995,521
4.500%, 2/1/40	2,917,213	3,053,046
5.500%, 3/1/40	6,715,312	7,125,051
4.500%, 8/1/40	1,998,715	2,079,288
4.500%, 9/1/40	1,996,537	2,077,022
4.000%, 10/15/25 TBA	3,000,000	3,130,781
4.000%, 10/15/40 TBA	2,000,000	2,052,109
5.000%, 10/15/40 TBA	10,300,000	10,821,438
5.500%, 10/15/40 TBA	5,100,000	5,408,590
Federal National Mortgage Association
1.000%, 11/23/11	1,165,000	1,173,608
5.000%, 1/1/12	25,240	26,767
2.000%, 1/9/12	5,000,000	5,101,360

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
2.250%, 2/24/12	$100,000	$100,698
1.875%, 10/29/12	500,000	500,470
4.625%, 5/1/13	1,695,000	1,835,944
5.000%, 6/1/13	920,072	975,744
5.000%, 7/1/13	40,350	42,791
1.500%, 7/19/13	500,000	501,020
4.625%, 10/15/13	3,790,000	4,215,378
5.125%, 1/2/14	607,000	673,275
2.750%, 2/5/14	1,500,000	1,587,167
3.150%, 2/18/14	250,000	252,209
2.750%, 3/13/14	3,000,000	3,177,288
2.900%, 4/7/14	250,000	252,967
2.500%, 5/15/14	5,000,000	5,247,145
3.000%, 7/28/14	500,000	509,096
3.000%, 9/29/14	500,000	511,719
2.625%, 11/20/14	500,000	527,148
7.000%, 4/1/15	24,079	25,809
4.375%, 10/15/15	2,028,000	2,300,093
7.000%, 4/1/16	35,922	38,900
6.000%, 8/1/16	104,063	112,299
4.875%, 12/15/16	2,050,000	2,392,254
5.500%, 2/1/17	165,295	177,892
5.500%, 6/1/17	52,669	56,824
5.375%, 6/12/17	1,500,000	1,802,477
5.500%, 8/1/17	36,174	39,125
5.500%, 10/1/17	30,046	32,512
5.500%, 1/1/18	92,945	100,688
5.500%, 4/1/18	107,666	116,848
5.000%, 6/1/18	1,014,338	1,076,981
5.000%, 11/1/18	10,587	11,311
5.500%, 11/1/18	931,268	1,005,417
5.500%, 3/1/19	103,897	112,630
5.500%, 5/1/19	255,375	276,963
5.500%, 7/1/19	22,087	23,940
5.500%, 8/1/19	176,151	190,876
5.500%, 9/1/19	54,802	59,383
5.500%, 11/1/19	80,749	87,461
5.500%, 6/1/20	857,812	930,103
5.000%, 8/1/20	11,819	12,628
5.500%, 10/1/20	168,904	182,654
4.500%, 12/1/20	13,649,426	14,487,054
5.500%, 1/1/21	104,697	113,295
5.500%, 2/1/21	53,304	57,643
6.000%, 5/1/21	374,149	405,514
6.000%, 8/1/21	1,552,733	1,680,954
6.000%, 10/1/21	545,473	590,858
5.000%, 3/1/22	150,580	159,691
5.000%, 10/1/22	9,232	9,868
5.000%, 12/1/22	4,702,424	4,986,958
5.500%, 12/1/22	2,986,928	3,214,215
5.000%, 2/1/23	13,568	14,389
5.500%, 3/1/23	356,553	383,685
4.000%, 4/1/23	1,927,636	2,020,780
4.500%, 4/1/23	394,258	415,866
5.000%, 4/1/23	466,645	494,881
4.500%, 5/1/23	1,233,595	1,301,202
5.000%, 5/1/23	1,357,293	1,439,419
4.000%, 6/1/23	1,153,353	1,209,083
5.000%, 7/1/23	508,233	538,985
5.000%, 8/1/23	754,475	800,127
5.500%, 8/1/23	3,568,889	3,840,460
4.792%, 2/1/24(l)	2,297	2,444
4.000%, 4/1/24	6,357,267	6,650,546
4.500%, 4/1/24	8,105,490	8,531,978
4.500%, 5/1/24	1,637,541	1,725,239
4.000%, 6/1/24	3,357,821	3,510,627
5.022%, 6/1/24(l)	1,259	1,314
4.500%, 7/1/24	3,309,013	3,482,089
4.000%, 3/1/25	3,847,118	4,046,236
5.000%, 3/1/25	2,171,609	2,303,008
5.800%, 2/9/26	680,000	690,883
2.703%, 1/1/28(l)	126,207	131,788
7.125%, 1/15/30	1,586,000	2,268,530
7.000%, 4/1/32	25,191	28,172
6.500%, 6/1/32	50,779	56,559
6.500%, 8/1/32	51,020	56,835
6.500%, 9/1/32	409,421	456,025
5.500%, 12/1/32	36,343	39,012
5.000%, 1/1/33	962,519	1,021,060
3.075%, 3/1/33(l)	151,839	157,099
5.500%, 3/1/33	1,761,738	1,891,116
5.500%, 6/1/33	100,430	107,790
5.000%, 7/1/33	365,835	388,028
5.000%, 8/1/33	2,523,684	2,677,015
5.000%, 11/1/33	6,489,641	6,882,316
5.000%, 2/1/34	542,004	574,715
6.000%, 2/1/34	1,613,842	1,768,922
5.000%, 3/1/34	8,884,456	9,422,036
5.000%, 4/1/34	1,027,437	1,089,445
5.000%, 5/1/34	1,103,778	1,170,393
5.000%, 7/1/34	4,884,011	5,178,769
5.000%, 8/1/34	2,318,771	2,459,075
5.500%, 8/1/34	68,922	73,887
6.000%, 8/1/34	955,020	1,045,597
5.500%, 10/1/34	9,500,107	10,194,804
5.500%, 11/1/34	2,000,041	2,144,107
5.000%, 12/1/34	1,632,155	1,730,658
5.000%, 2/1/35	334,037	353,570
5.500%, 2/1/35	2,096,134	2,247,122
6.500%, 2/1/35	487,627	538,256
5.000%, 3/1/35	408,132	432,381
6.000%, 4/1/35	9,457,509	10,378,139
5.000%, 6/1/35	1,529,949	1,620,850
5.500%, 8/1/35	5,120,922	5,483,452
5.000%, 9/1/35	478,003	506,926
5.500%, 9/1/35	305,633	326,788
4.500%, 10/1/35	200,573	210,264
5.500%, 10/1/35	6,340,718	6,782,356
5.000%, 11/1/35	6,261,406	6,623,639
5.500%, 12/1/35	3,457,848	3,706,921
3.349%, 1/1/36(l)	2,294,447	2,406,565
5.000%, 2/1/36	6,933,469	7,330,248
6.000%, 3/1/36	9,179,680	9,975,731
5.500%, 4/1/36	1,233,498	1,318,879
5.500%, 6/1/36	5,357,468	5,751,490
5.000%, 7/1/36	15,505,578	16,361,415
6.500%, 8/1/36	2,168,052	2,375,607
6.000%, 9/1/36	4,481,439	4,845,228
6.000%, 10/1/36	3,854,520	4,163,365
6.500%, 10/1/36	1,490,123	1,636,457
6.000%, 11/1/36	1,201,481	1,297,412
6.000%, 12/1/36	2,145,742	2,317,432
6.500%, 12/1/36	987,871	1,080,561
6.000%, 1/1/37	639,404	689,258
5.000%, 2/1/37	365,934	385,160
5.500%, 2/1/37	1,947,139	2,077,040
6.000%, 2/1/37	927,995	1,000,350
5.500%, 4/1/37	210,660	227,447
6.000%, 4/1/37	5,339,923	5,776,544
7.000%, 4/1/37	1,289,348	1,421,204

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
5.500%, 5/1/37	$146,279	$157,641
6.000%, 6/1/37	156,508	168,631
5.000%, 7/1/37	1,232,136	1,296,871
5.500%, 7/1/37	518,113	559,319
6.000%, 7/1/37	2,719,855	2,931,384
5.625%, 7/15/37	695,000	854,600
5.500%, 8/1/37	506,734	543,794
6.000%, 8/1/37	22,481	24,191
5.000%, 9/1/37	172,343	181,398
5.838%, 9/1/37(l)	6,316,146	6,684,646
5.500%, 10/1/37	294,212	317,657
6.500%, 10/1/37	2,920,644	3,194,682
5.000%, 11/1/37	138,372	145,642
6.000%, 11/1/37	2,180,623	2,380,341
7.500%, 11/1/37	283,049	318,044
5.500%, 12/1/37	3,370,080	3,582,290
6.500%, 12/1/37	2,508,927	2,741,198
5.000%, 1/1/38	758,819	798,687
5.500%, 1/1/38	3,359,920	3,571,490
5.000%, 2/1/38	17,562,005	18,546,359
5.500%, 2/1/38	5,132,858	5,456,382
6.000%, 2/1/38	2,985,993	3,235,603
5.000%, 3/1/38	3,227,149	3,396,701
4.500%, 4/1/38	779,263	813,021
5.500%, 4/1/38	428,905	463,553
5.500%, 5/1/38	12,314,639	13,135,195
6.000%, 5/1/38	6,918,886	7,445,371
5.000%, 6/1/38	428,494	451,006
5.500%, 6/1/38	33,732,531	35,896,559
6.000%, 6/1/38	1,084,480	1,184,286
5.500%, 7/1/38	160,531	173,499
6.000%, 7/1/38	500,191	541,847
6.000%, 8/1/38	1,776,458	1,933,499
5.500%, 9/1/38	4,959,586	5,293,164
6.500%, 9/1/38	289,443	317,687
6.000%, 11/1/38	678,401	728,327
6.500%, 11/1/38	2,665,671	2,925,783
5.500%, 12/1/38	6,424,920	6,949,957
4.500%, 1/1/39	578,839	603,191
5.383%, 1/1/39(l)	7,088,377	7,560,459
4.000%, 2/1/39	2,765,038	2,847,448
4.500%, 2/1/39	779,292	812,077
4.500%, 3/1/39	2,579,144	2,687,649
4.500%, 4/1/39	61,530	64,118
4.500%, 5/1/39	11,564,156	12,144,378
4.000%, 6/1/39	2,867,756	2,951,884
4.500%, 6/1/39	14,008,127	14,638,957
4.500%, 7/1/39	4,928,529	5,135,873
4.000%, 8/1/39	6,693,976	6,890,350
4.500%, 8/1/39	802,249	836,000
4.000%, 9/1/39	4,351,655	4,479,315
4.500%, 10/1/39	2,841,026	2,999,613
5.000%, 12/1/39	1,420,705	1,495,348
4.000%, 1/1/40	967,814	996,206
4.500%, 1/1/40	2,893,756	3,048,957
4.500%, 2/1/40	34,858,023	36,333,001
4.500%, 3/1/40	16,215,985	16,909,513
6.000%, 4/1/40	19,529,941	20,967,223
4.500%, 5/1/40	4,916,381	5,141,651
4.500%, 6/1/40	4,954,345	5,162,776
5.000%, 8/1/40	6,351,114	6,684,796
4.500%, 9/1/40	49,933,436	52,034,150
2.758%, 12/1/40(l)	72,535	76,056
4.000%, 10/25/25 TBA	9,700,000	10,125,890
5.500%, 10/25/25 TBA	4,800,000	5,166,375
5.000%, 11/25/25 TBA	5,200,000	5,509,765
3.500%, 10/25/40 TBA	6,000,000	6,044,531
4.000%, 10/25/40 TBA	225,500,000	231,842,188
4.500%, 10/25/40 TBA	1,000,000	1,041,563
5.000%, 10/25/40 TBA	4,800,000	5,053,500
6.000%, 10/25/40 TBA	26,700,000	28,675,383
6.500%, 10/25/40 TBA	8,600,000	9,381,391
4.500%, 12/25/40 TBA	4,600,000	4,769,086
Government National Mortgage Association
3.625%, 7/20/27(l)	6,443	6,637
6.000%, 1/15/29	17,724	19,547
6.000%, 6/15/29	13,202	14,542
6.000%, 12/15/31	21,351	23,655
7.000%, 2/15/32	19,046	21,255
6.500%, 5/15/32	233,028	260,319
6.000%, 7/15/32	22,542	24,743
6.000%, 8/15/32	18,746	20,576
6.000%, 1/15/33	18,374	20,192
6.500%, 1/15/33	201,976	225,621
6.000%, 2/15/33	43,985	48,309
6.500%, 2/15/33	258,668	288,993
7.000%, 2/15/33	18,239	20,232
5.500%, 4/15/33	57,246	61,880
6.500%, 6/15/34	260,400	291,024
6.500%, 8/15/34	2,104,155	2,351,103
6.000%, 9/15/34	427,785	468,491
6.000%, 12/15/34	56,021	61,308
6.000%, 1/15/35	149,818	163,770
6.000%, 2/15/35	71,823	78,512
6.000%, 3/15/35	263,241	287,755
6.000%, 5/15/35	22,919	25,036
6.000%, 7/15/35	165,296	180,508
6.000%, 9/15/35	24,031	26,243
6.000%, 10/15/35	54,809	59,785
6.000%, 12/15/35	75,767	82,645
6.500%, 12/15/35	2,423,745	2,707,494
6.000%, 1/15/36	77,391	84,484
6.000%, 2/15/36	46,416	50,614
6.000%, 3/15/36	51,932	56,598
6.000%, 4/15/36	67,750	73,929
5.843%, 4/20/36 IO(l)	5,321,008	676,832
6.000%, 5/15/36	249,446	271,857
6.000%, 6/15/36	348,379	379,679
6.000%, 7/15/36	777,072	846,802
6.000%, 8/15/36	700,737	763,929
6.000%, 9/15/36	515,582	561,420
6.000%, 10/15/36	812,012	884,256
6.000%, 2/15/38	240,208	261,564
6.000%, 4/15/38	2,261,474	2,467,277
6.000%, 5/15/38	631,466	685,831
6.000%, 6/15/38	328,918	357,236
6.000%, 8/15/38	32,384	35,162
6.000%, 9/15/38	223,293	242,517
6.000%, 10/15/38	1,335,805	1,450,392
6.000%, 11/15/38	140,562	152,620
5.500%, 12/15/38	945,237	1,016,720
6.000%, 12/15/38	2,455,628	2,666,275
6.500%, 12/15/38	561,845	618,491
5.500%, 1/15/39	16,245,033	17,473,564
6.000%, 1/15/39	199,863	217,007
5.000%, 2/15/39	7,154,746	7,621,761
4.500%, 3/15/39	1,856,474	1,956,332
4.500%, 4/15/39	6,318,812	6,658,695
4.000%, 6/15/39	839,100	869,320
4.500%, 6/15/39	7,670,373	8,082,956

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
4.000%, 7/15/39	$433,438	$449,048
4.500%, 7/15/39	998,020	1,051,703
5.500%, 7/15/39	107,295	115,409
4.000%, 8/15/39	666,108	690,099
4.500%, 8/15/39	1,781,229	1,879,266
5.000%, 8/15/39	40,673	43,327
4.500%, 9/15/39	1,073,959	1,131,726
5.000%, 9/15/39	10,844,260	11,568,952
5.500%, 10/15/39	2,922,841	3,144,794
5.000%, 11/15/39	1,427,889	1,529,570
4.500%, 12/15/39	2,927,945	3,098,246
4.500%, 1/15/40	2,881,316	3,036,299
5.000%, 1/15/40	4,845,423	5,190,470
4.500%, 2/15/40	6,907,384	7,300,535
5.000%, 2/15/40	7,963,922	8,522,445
4.500%, 5/15/40	2,967,085	3,144,299
4.500%, 6/15/40	2,987,997	3,166,460
5.000%, 6/15/40	4,958,754	5,288,627
4.500%, 8/15/40	2,496,534	2,634,722
4.000%, 10/15/40 TBA	1,200,000	1,240,875
5.000%, 10/15/40 TBA	2,000,000	2,129,688
6.500%, 10/15/40 TBA	3,400,000	3,740,797
5.000%, 11/15/40 TBA	3,000,000	3,193,125
Resolution Funding Corp.
0.000%, 7/15/18 STRIPS	75,000	61,651
0.000%, 10/15/18 STRIPS	75,000	60,974
Small Business Administration
4.524%, 2/10/13	29,523	30,955
Series P10A
4.504%, 2/1/14	219,679	231,085
U.S. Department of Housing and Urban Development Series 03-A
5.380%, 8/1/18	1,660,000	1,868,916

		1,341,638,314

U.S. Treasuries (27.8%)
U.S. Treasury Bonds
11.250%, 2/15/15	2,716,000	3,897,248
9.250%, 2/15/16	3,684,000	5,186,670
7.250%, 5/15/16	2,734,000	3,585,171
7.500%, 11/15/16	4,095,000	5,483,139
8.875%, 8/15/17	4,107,000	5,971,512
3.625%, 2/15/20	3,000,000	3,290,391
8.500%, 2/15/20	5,627,000	8,493,253
7.875%, 2/15/21	1,500,000	2,222,578
8.125%, 5/15/21	5,890,000	8,892,062
8.000%, 11/15/21	13,225,000	19,947,016
7.250%, 8/15/22	2,445,000	3,544,869
7.625%, 11/15/22	1,000,000	1,492,969
7.125%, 2/15/23	500,000	721,094
6.250%, 8/15/23	3,000,000	4,063,125
6.750%, 8/15/26	1,755,000	2,552,702
6.625%, 2/15/27	3,573,000	5,156,286
6.375%, 8/15/27	1,634,000	2,308,535
6.125%, 11/15/27	2,258,000	3,117,804
6.125%, 8/15/29	5,588,000	7,775,177
6.250%, 5/15/30	1,000,000	1,415,156
5.375%, 2/15/31	2,770,000	3,566,375
4.750%, 2/15/37	5,081,000	6,074,178
5.000%, 5/15/37	2,293,000	2,847,262
4.375%, 2/15/38	7,204,000	8,118,008
3.500%, 2/15/39	1,500,000	1,451,250
4.250%, 5/15/39	5,500,000	6,046,562
4.500%, 8/15/39#	8,425,000	9,646,625
4.375%, 11/15/39	3,500,000	3,926,562
4.625%, 2/15/40	4,500,000	5,257,971
4.375%, 5/15/40	10,686,000	12,001,767
3.875%, 8/15/40	3,825,000	3,954,094
U.S. Treasury Notes
1.000%, 10/31/11	6,000,000	6,044,766
1.750%, 11/15/11	4,000,000	4,064,064
0.750%, 11/30/11	5,000,000	5,025,195
4.500%, 11/30/11	4,710,000	4,938,510
1.125%, 12/15/11	5,000,000	5,048,240
1.000%, 12/31/11	2,000,000	2,016,876
4.625%, 12/31/11	1,980,000	2,086,579
1.125%, 1/15/12	8,000,000	8,082,496
0.875%, 1/31/12	7,000,000	7,050,316
1.375%, 2/15/12	9,000,000	9,129,024
0.875%, 2/29/12	5,000,000	5,038,100
4.625%, 2/29/12	2,000,000	2,121,094
1.375%, 3/15/12	5,000,000	5,076,955
1.000%, 3/31/12	10,000,000	10,098,800
4.500%, 3/31/12	840,000	892,533
1.000%, 4/30/12	13,000,000	13,131,040
4.500%, 4/30/12	3,778,000	4,026,521
1.375%, 5/15/12	4,000,000	4,064,844
4.750%, 5/31/12	5,000,000	5,363,670
0.625%, 7/31/12	5,810,000	5,834,286
1.750%, 8/15/12	8,000,000	8,200,936
0.375%, 8/31/12	17,405,000	17,392,086
4.125%, 8/31/12	5,420,000	5,805,118
1.375%, 9/15/12	10,000,000	10,183,980
0.375%, 9/30/12	29,145,000	29,113,115
4.250%, 9/30/12	1,000,000	1,076,328
1.375%, 10/15/12	7,000,000	7,131,250
1.375%, 11/15/12	8,000,000	8,154,376
1.125%, 12/15/12	2,000,000	2,028,124
3.625%, 12/31/12	6,780,000	7,260,424
1.375%, 1/15/13	5,000,000	5,098,830
1.375%, 2/15/13	7,000,000	7,140,546
2.750%, 2/28/13	4,000,000	4,217,812
1.375%, 3/15/13	7,000,000	7,143,850
1.750%, 4/15/13	7,000,000	7,211,610
3.125%, 4/30/13	9,487,000	10,122,183
1.375%, 5/15/13	6,000,000	6,125,640
3.375%, 6/30/13	9,490,000	10,219,544
1.000%, 7/15/13	3,000,000	3,032,820
3.375%, 7/31/13	5,563,000	6,002,822
0.750%, 8/15/13	5,000,000	5,018,750
2.750%, 10/31/13	5,848,000	6,218,985
4.250%, 11/15/13	5,000,000	5,556,250
2.000%, 11/30/13	1,139,000	1,185,628
1.500%, 12/31/13	3,782,000	3,876,255
1.750%, 1/31/14	4,000,000	4,130,624
4.000%, 2/15/14	2,000,000	2,216,718
1.875%, 2/28/14	1,500,000	1,554,962
1.750%, 3/31/14	5,000,000	5,162,500
1.875%, 4/30/14	5,000,000	5,184,765
4.750%, 5/15/14	4,000,000	4,565,000
2.250%, 5/31/14	5,000,000	5,253,905
2.625%, 6/30/14	8,000,000	8,516,872
2.625%, 7/31/14	5,000,000	5,322,655
2.375%, 8/31/14	2,500,000	2,637,695
2.375%, 9/30/14	6,000,000	6,332,814
2.375%, 10/31/14	6,000,000	6,332,814
4.250%, 11/15/14	4,000,000	4,534,688
2.625%, 12/31/14	5,000,000	5,326,170
2.250%, 1/31/15	15,000,000	15,740,625
4.000%, 2/15/15	4,082,000	4,590,017
4.125%, 5/15/15	7,000,000	7,933,513

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
2.125%, 5/31/15	$7,000,000	$7,298,060
1.875%, 6/30/15	5,500,000	5,667,580
1.750%, 7/31/15	5,000,000	5,120,300
1.250%, 8/31/15	5,000,000	4,998,440
1.250%, 9/30/15	16,670,000	16,643,961
2.625%, 2/29/16	12,000,000	12,752,808
2.375%, 3/31/16	6,000,000	6,291,096
2.625%, 4/30/16	2,500,000	2,651,758
5.125%, 5/15/16	4,087,000	4,894,183
3.250%, 5/31/16	3,000,000	3,284,064
3.250%, 6/30/16	2,000,000	2,189,844
4.875%, 8/15/16	10,810,000	12,832,648
3.000%, 8/31/16	5,000,000	5,393,750
3.000%, 9/30/16	5,000,000	5,392,190
3.125%, 10/31/16	5,000,000	5,426,955
2.750%, 11/30/16	4,500,000	4,781,250
3.250%, 12/31/16	4,000,000	4,365,312
3.125%, 1/31/17	5,000,000	5,417,970
4.625%, 2/15/17	5,458,000	6,415,710
3.000%, 2/28/17	5,000,000	5,377,345
2.750%, 5/31/17	6,000,000	6,347,346
2.375%, 7/31/17	3,000,000	3,097,500
4.750%, 8/15/17	3,186,000	3,782,629
1.875%, 8/31/17	500,000	499,571
1.875%, 9/30/17	5,000,000	4,987,500
4.250%, 11/15/17	1,150,000	1,330,675
3.500%, 2/15/18	3,000,000	3,313,125
3.875%, 5/15/18	7,432,000	8,391,189
4.000%, 8/15/18	6,500,000	7,391,722
3.750%, 11/15/18	12,000,000	13,406,256
2.750%, 2/15/19	8,000,000	8,299,376
3.125%, 5/15/19	128,360,000	136,392,512
3.625%, 8/15/19(a)	255,270,000	280,717,356
3.375%, 11/15/19	13,310,000	14,338,410
3.500%, 5/15/20	9,000,000	9,769,230
2.625%, 8/15/20	13,731,000	13,859,728

		1,194,114,268

Total Government Securities		2,818,304,137

Total Long-Term Debt Securities (106.6%) (Cost $4,401,886,056)		4,588,967,039

	Number of Shares	Value (Note 1)
CONVERTIBLE PREFERRED STOCK:
Financials (0.1%)
Commercial Banks (0.1%)
Wells Fargo & Co.
7.500%	5,000	5,030,000

Total Convertible Preferred Stocks (0.1%) (Cost $5,000,000)		5,030,000

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Government Securities (0.2%)
U.S. Treasury Bills
0.12%, 11/18/10 (p)	$10,000,000	9,998,310

Time Deposit (1.5%)
JPMorgan Chase Nassau
0.000%, 10/1/10	65,998,494	65,998,494

Total Short-Term Investments (1.7%) (Cost/Amortized Cost $75,997,001)		75,996,804

	Number of Contracts	Value (Note 1)
OPTIONS PURCHASED:
Call Option Purchased (0.0%)
5 Year U.S. Treasury Notes
November 2010 @ $121.00*	34	21,516

Put Option Purchased (0.0%)
5 Year U.S. Treasury Notes
November 2010 @ $117.00*	34	1,328

Total Options Purchased (0.0%) (Cost $23,611)		22,844

Total Investments Before Options Written and Securities Sold Short (108.4%) (Cost/Amortized Cost $4,482,906,668)		4,670,016,687

	Number of Contracts	Value (Note 1)
OPTION WRITTEN:
Call Option Written (0.0%)
90 Day EURODollar Future
December 2010 @ $99.50*	(41)	(17,681)

		(17,681)

Put Option Written (0.0%)
90 Day EURODollar Future
December 2010 @ $99.50*	(41)	(3,331)

		(3,331)

Total Options Written (0.0%) (Premiums Received $22,411)		(21,012)

Total Investments Before Securities Sold Short (108.4%) (Cost/Amortized Cost $4,482,884,257)		4,669,995,675

	Principal Amount	Value (Note 1)
SECURITIES SOLD SHORT:
U.S. Government Agency (-1.9%)
Federal National Mortgage Association
4.500%, 10/25/25 TBA	$(13,600,000)	$(14,305,500)
4.500%, 9/25/40 TBA	(100,000)	(104,297)
4.500%, 10/25/40 TBA	(46,600,000)	(48,536,813)
5.500%, 11/25/40 TBA	(19,300,000)	(20,490,418)

Total Securities Sold Short (-1.9%) (Proceeds Received $83,493,859)		(83,437,028)

Total Investments after Options Written and Securities Sold Short (106.5%) (Cost/Amortized Cost $4,399,390,398)		4,586,558,647
Other Assets Less Liabilities (-6.5%)		(280,667,560)

Net Assets (100%)		$4,305,891,087

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

*	Non-income producing.

†	Securities (totaling $8,147,563 or 0.2% of net assets) at fair value by management.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2010, the market value of these securities amounted to $483,968,768 or 11.2% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $1,270,950.

(a)	Fully or partially pledged as collateral on outstanding written call options.

(b)	Illiquid Security.

(h)	Security in default.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2010.

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933.

(p)	Yield to maturity.

Glossary:

ABS — Asset-Backed Security

CHF — Swiss Franc

CMO — Collateralized Mortgage Obligation

DKK — Denmark Krone

EUR — European Currency Unit

IO — Interest Only

JPY — Japanese Yen

STRIPS — Separate Trading of Registered Interest and Principal Securities

TBA — Security is subject to delayed delivery.

At September 30, 2010, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2010	Unrealized Appreciation/ (Depreciation)
10 Year U.S. Treasury Notes	452	December-10	$57,090,511	$56,973,188	$(117,323)
5 Year U.S. Treasury Notes	431	December-10	52,110,999	52,093,758	(17,241)
U.S. Long Bond	152	December-10	20,252,059	20,325,250	73,191

					$(61,373)

Sales
2 Year U.S. Treasury Notes	402	December-10	$88,219,881	$88,232,719	$(12,838)
90 Day Eurodollar	99	December-11	24,479,978	24,576,750	(96,772)
U.S. Ultra Bond	14	December-10	1,969,744	1,977,938	(8,194)

					$(117,804)

					$(179,177)

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

At September 30, 2010, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Buy Contracts
Brazilian Real vs. U.S. Dollar, expiring 10/4/10	JPMorgan Chase Bank	84	$49,632	$46,745	$2,887
Chinese Renminbi vs. U.S. Dollar, expiring 11/17/10	HSBC Bank plc	35,018	5,235,909	5,260,000	(24,091)
Chinese Renminbi vs. U.S. Dollar, expiring 4/7/11	Credit Suisse First Boston	94,677	14,211,095	14,300,000	(88,905)
Chinese Renminbi vs. U.S. Dollar, expiring 9/14/11	Barclays Bank plc	56,919	8,591,233	8,600,000	(8,767)
Korean Won vs. U.S. Dollar, expiring 11/12/10	Bank of America	1,331,705	1,165,984	1,127,847	38,137
Korean Won vs. U.S. Dollar, expiring 11/12/10	Barclays Bank plc	471,280	412,633	400,000	12,633
Korean Won vs. U.S. Dollar, expiring 11/12/10	Barclays Bank plc	470,560	412,002	400,000	12,002
Korean Won vs. U.S. Dollar, expiring 11/12/10	Citibank N.A.	736,628	644,959	630,000	14,959
Korean Won vs. U.S. Dollar, expiring 11/12/10	Citibank N.A.	727,461	636,934	630,000	6,934
Korean Won vs. U.S. Dollar, expiring 11/12/10	Citibank N.A.	347,700	304,431	300,000	4,431
Korean Won vs. U.S. Dollar, expiring 11/12/10	Citibank N.A.	362,018	316,967	310,000	6,967
Korean Won vs. U.S. Dollar, expiring 11/12/10	Citibank N.A.	712,236	623,603	610,000	13,603
Korean Won vs. U.S. Dollar, expiring 11/12/10	Citibank N.A.	708,759	620,559	610,000	10,559
Korean Won vs. U.S. Dollar, expiring 11/12/10	Goldman Sachs & Co.	363,630	318,379	310,000	8,379
Korean Won vs. U.S. Dollar, expiring 11/12/10	JPMorgan Chase Bank	737,006	645,290	630,000	15,290
Korean Won vs. U.S. Dollar, expiring 11/12/10	JPMorgan Chase Bank	793,450	694,711	700,000	(5,289)
Korean Won vs. U.S. Dollar, expiring 11/12/10	JPMorgan Chase Bank	1,340,528	1,173,708	1,170,000	3,708
Korean Won vs. U.S. Dollar, expiring 11/12/10	Morgan Stanley	1,369,809	1,199,346	1,190,000	9,346
Mexican Peso vs. U.S. Dollar, expiring 2/22/11	Barclays Bank plc	117,961	9,234,388	8,916,210	318,178
Singapore Dollar vs. U.S. Dollar, expiring 11/12/10	Citibank N.A.	3,690	2,805,296	2,759,468	45,828
Singapore Dollar vs. U.S. Dollar, expiring 3/9/11	Bank of America	4,090	3,109,967	3,034,575	75,392
Singapore Dollar vs. U.S. Dollar, expiring 3/9/11	Bank of America	3,110	2,364,791	2,309,520	55,271
Singapore Dollar vs. U.S. Dollar, expiring 3/9/11	Bank of America	4,440	3,376,101	3,316,576	59,525
Singapore Dollar vs. U.S. Dollar, expiring 3/9/11	JPMorgan Chase Bank	2,130	1,619,615	1,580,470	39,145

					$626,122

	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Sell Contracts
British Pound vs. U.S. Dollar, expiring 12/20/10	Goldman Sachs & Co.	2,149	$3,345,591	$3,373,994	$(28,403)
Danish Krone vs. U.S. Dollar, expiring 1/4/11	Citibank N.A.	102,105	18,236,618	18,670,466	(433,848)

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Sell Contracts
European Union Euro vs. U.S. Dollar, expiring 11/23/10	JPMorgan Chase Bank	14,903	$18,936,034	$20,309,063	$(1,373,029)
Japanese Yen vs. U.S. Dollar, expiring 12/6/10	Barclays Bank plc	288,678	3,429,234	3,460,276	(31,042)
Singapore Dollar vs. U.S. Dollar, expiring 11/12/10	Citibank N.A.	3,690	2,764,809	2,805,296	(40,487)
Singapore Dollar vs. U.S. Dollar, expiring 3/9/11	Barclays Bank plc	13,770	10,317,698	10,470,474	(152,776)
Swiss Franc vs. U.S. Dollar, expiring 11/4/10	Citibank N.A.	99	97,639	100,770	(3,131)

					$(2,062,716)

					$(1,436,594)

Options Written:

Options written through the nine months ended September 30, 2010 were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding—January 1, 2010	4,880	$1,831,534
Options Written	31,210,894	4,057,192
Options Terminated in Closing Purchase Transactions	(1,299)	(948,187)
Options Expired	(31,214,393)	(4,918,128)
Options Exercised	—	—

Options Outstanding—September 30, 2010	82	$22,411

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed and Mortgage-Backed
Securities
Asset-Backed Securities	—	86,348,533	2,378,455	88,726,988
Non-Agency CMO	—	206,250,604	11,083,881	217,334,485
Convertible Preferred Stocks
Financials	5,030,000	—	—	5,030,000
Corporate Bonds
Consumer Discretionary	—	52,288,026	—	52,288,026
Consumer Staples	—	55,763,928	—	55,763,928
Energy	—	97,927,488	—	97,927,488
Financials	—	959,469,600	—	959,469,600
Health Care	—	42,904,849	—	42,904,849
Industrials	—	36,672,565	—	36,672,565
Information Technology	—	18,700,413	—	18,700,413
Materials	—	53,253,822	—	53,253,822

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Telecommunication Services	$—	$69,026,869	$—	$69,026,869
Utilities	—	78,593,869	—	78,593,869
Forward Currency Contracts	—	753,174	—	753,174
Futures	73,191	—	—	73,191
Government Securities
Agency ABS	—	72,969,109	—	72,969,109
Agency CMO	—	9,724,585	—	9,724,585
Foreign Governments	—	51,226,663	—	51,226,663
Municipal Bonds	—	99,946,725	—	99,946,725
Supranational	—	48,684,473	—	48,684,473
U.S. Government Agencies	—	1,341,638,314	—	1,341,638,314
U.S. Treasuries	—	1,194,114,268	—	1,194,114,268
Options Purchased
Call Options Purchased	21,516	—	—	21,516
Put Options Purchased	1,328	—	—	1,328
Short-Term Investments	—	75,996,804	—	75,996,804

Total Assets	$5,126,035	$4,652,254,681	$13,462,336	$4,670,843,052

Liabilities:
Forward Currency Contracts	$—	$(2,189,768)	$—	$(2,189,768)
Futures	(252,368)	—	—	(252,368)
Government Securities
U.S. Government Agencies	—	(83,437,028)	—	(83,437,028)
Options Written
Call Options Written	(17,681)	—	—	(17,681)
Put Options Written	(3,331)	—	—	(3,331)

Total Liabilities	$(273,380)	$(85,626,796)	$—	$(85,900,176)

Total	$4,852,655	$4,566,627,885	$13,462,336	$4,584,942,876

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities-Asset-Backed Securities
Balance as of 12/31/09	$2,391,747
Total gains or losses (realized/unrealized) included in earnings	734,999
Purchases, sales, issuances, and settlements (net)	7,564,515
Transfers into Level 3	2,771,075
Transfers out of Level 3	—

Balance as of 9/30/10	$13,462,336

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 9/30/10.	$731,910

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

Investment security transactions for the nine months ended September 30, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$5,281,657,267
Long-term U.S. Treasury securities	13,517,092,799

$18,798,750,066

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$5,179,334,099
Long-term U.S. Treasury securities	13,660,057,900

$18,839,391,999

As of September 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$202,641,104
Aggregate gross unrealized depreciation	(25,973,031)

Net unrealized appreciation	$176,668,073

Federal income tax cost of investments	$4,493,348,614

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Argentina (0.3%)
MercadoLibre, Inc.*	41,600	$3,002,688

Australia (3.8%)
AGL Energy Ltd.	18,100	282,887
Alumina Ltd.	61,448	107,501
Amcor Ltd.	41,564	261,531
AMP Ltd.	76,425	377,468
Aristocrat Leisure Ltd.	6,913	23,587
Asciano Group*	112,396	179,250
ASX Ltd.	6,863	216,051
Australia & New Zealand Banking Group Ltd.	142,134	3,253,149
AXA Asia Pacific Holdings Ltd.	41,803	207,680
Bendigo and Adelaide Bank Ltd.	15,921	140,804
BGP Holdings plc(b)*†	568,558	—
BHP Billiton Ltd.	144,128	5,420,432
Billabong International Ltd.	3,537	27,247
BlueScope Steel Ltd.	73,693	156,702
Boral Ltd.	179,420	799,459
Brambles Ltd.	46,904	284,251
Caltex Australia Ltd.	1,288	14,927
CFS Retail Property Trust (REIT)	48,993	89,736
Coca-Cola Amatil Ltd.	18,417	213,255
Cochlear Ltd.	1,542	104,702
Commonwealth Bank of Australia	51,959	2,569,807
Computershare Ltd.	18,730	176,509
Crown Ltd.	11,281	91,482
CSL Ltd.	17,780	567,973
CSR Ltd.	62,356	108,486
Dexus Property Group (REIT)	214,527	177,285
Fairfax Media Ltd.	97,264	137,725
Fortescue Metals Group Ltd.*	34,810	175,294
Foster’s Group Ltd.	73,245	433,973
Goodman Fielder Ltd.	18,447	23,268
Goodman Group (REIT)	248,525	154,937
GPT Group (REIT)	73,630	209,231
Harvey Norman Holdings Ltd.	6,811	24,819
Incitec Pivot Ltd.	338,195	1,173,508
Insurance Australia Group Ltd.	81,746	287,602
Intoll Group	91,749	132,133
Leighton Holdings Ltd.	3,832	122,448
Lend Lease Group	12,876	94,709
MacArthur Coal Ltd.	1,465	16,610
Macquarie Group Ltd.	45,356	1,590,035
MAp Group	14,238	40,184
Metcash Ltd.	19,104	80,692
Mirvac Group (REIT)	88,392	113,629
National Australia Bank Ltd.	195,460	4,787,280
Newcrest Mining Ltd.	25,420	974,680
OneSteel Ltd.	34,036	96,390
Orica Ltd.	12,120	301,182
Origin Energy Ltd.	31,417	481,303
OZ Minerals Ltd.	75,318	105,922
Paladin Energy Ltd.*	13,189	45,765
Qantas Airways Ltd.*	53,845	145,202
QBE Insurance Group Ltd.	32,587	543,638
Rio Tinto Ltd.	20,313	1,507,266
Santos Ltd.	24,956	308,993
Sims Metal Management Ltd.	3,915	66,750
Sonic Healthcare Ltd.	15,263	162,277
SP AusNet	17,690	14,704
Stockland Corp., Ltd. (REIT)	90,670	336,526
Suncorp-Metway Ltd.	37,965	330,256
TABCORP Holdings Ltd.	27,080	183,219
Tatts Group Ltd.	51,539	119,058
Telstra Corp., Ltd.	445,225	1,127,470
Toll Holdings Ltd.	27,973	178,446
Transurban Group	42,335	203,367
Wesfarmers Ltd.	34,147	1,085,527
Wesfarmers Ltd. (PPS)	6,790	217,166
Westfield Group (REIT)	70,373	833,913
Westpac Banking Corp.	101,267	2,274,722
Woodside Petroleum Ltd.	17,728	751,884
Woolworths Ltd.	40,361	1,125,075
WorleyParsons Ltd.	5,571	119,808

		39,090,747

Austria (0.2%)
Erste Group Bank AG	5,762	230,703
Immofinaz AG*	24,379	90,864
OMV AG	43,204	1,617,335
Raiffeisen International Bank Holding AG	2,552	118,982
Telekom Austria AG	10,728	161,459
Verbund AG, Class A	2,236	80,168
Vienna Insurance Group AG	2,194	117,934
Voestalpine AG	4,713	173,604

		2,591,049

Belgium (0.9%)
Ageas	67,900	194,386
Anheuser-Busch InBev N.V.	109,097	6,417,548
Belgacom S.A.	4,070	158,713
Colruyt S.A.	686	181,333
Delhaize Group S.A.	16,198	1,174,758
Dexia S.A.*	25,345	111,671
Groupe Bruxelles Lambert S.A.	2,278	189,807
KBC Groep N.V.*	6,303	282,738
Mobistar S.A.	1,357	83,099
Solvay S.A.	2,452	261,566
UCB S.A.	4,628	160,346
Umicore S.A.	2,847	123,072

		9,339,037

Bermuda (0.3%)
Seadrill Ltd.	123,477	3,567,116

Brazil (2.5%)
Anhanguera Educacional Participacoes S.A.	79,800	1,414,894
BR Malls Participacoes S.A.	385,800	3,185,358
OGX Petroleo e Gas Participacoes S.A.*	824,700	10,732,798
PDG Realty S.A. Empreendimentos e Participacoes	537,600	6,392,737
Petroleo Brasileiro S.A. (ADR)	7,423	269,232
Vale S.A. (ADR)	111,226	3,478,037

		25,473,056

Canada (1.7%)
Agrium, Inc.	14,500	1,087,958
Bombardier, Inc., Class B	181,000	888,376
Canadian National Railway Co.	90,949	5,822,555
EnCana Corp.	39,700	1,199,605
Lundin Mining Corp.*	79,800	398,651
National Bank of Canada	21,400	1,350,473
Nexen, Inc.	102,885	2,069,899
Suncor Energy, Inc.	67,328	2,192,135
Teck Resources Ltd., Class B	67,990	2,796,518

		17,806,170

China (1.4%)
Alibaba.com Ltd.*	697,000	1,451,700

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Baidu, Inc. (ADR)*	26,907	$2,761,196
China Life Insurance Co., Ltd., Class H	96,000	379,232
Ctrip.com International Ltd. (ADR)*	48,000	2,292,000
Foxconn International Holdings Ltd.*	100,424	73,776
Industrial & Commercial Bank of China Ltd., Class H	603,000	449,208
Li Ning Co. Ltd.	50,000	151,762
Ping An Insurance Group Co. of China Ltd., Class H	379,500	3,873,822
Tencent Holdings Ltd.	129,000	2,819,799
Yangzijiang Shipbuilding Holdings Ltd.	21,182	28,348

		14,280,843

Cyprus (0.0%)
Bank of Cyprus Public Co., Ltd.	25,416	128,199

Denmark (1.2%)
A. P. Moller - Maersk A/S, Class A	24	195,142
A. P. Moller - Maersk A/S, Class B	45	376,180
Carlsberg A/S, Class B	2,995	312,276
Coloplast A/S, Class B	1,095	130,896
Danske Bank A/S*	87,902	2,120,852
DSV A/S	4,965	101,356
Novo Nordisk A/S, Class B	59,162	5,870,964
Novozymes A/S, Class B	21,493	2,734,393
Tryg A/S	1,552	93,316
Vestas Wind Systems A/S*	6,466	243,652
William Demant Holding A/S*	689	50,842

		12,229,869

Finland (0.4%)
Elisa Oyj*	2,982	68,499
Fortum Oyj	13,692	358,193
Kesko Oyj, Class B	3,398	159,445
Kone Oyj, Class B	5,323	275,024
Metso Oyj	3,203	146,801
Neste Oil Oyj	4,467	69,787
Nokia Oyj	120,425	1,209,928
Nokian Renkaat Oyj	2,356	80,906
Orion Oyj, Class B	1,666	33,273
Outokumpu Oyj	6,019	119,553
Pohjola Bank plc	8,661	105,378
Rautaruukki Oyj	871	18,001
Sampo Oyj, Class A	12,734	343,894
Sanoma Oyj	4,655	98,489
Stora Enso Oyj, Class R	24,903	246,130
UPM-Kymmene Oyj	14,904	255,396
Wartsila Oyj	2,623	171,174

		3,759,871

France (8.5%)
Accor S.A.	147,065	5,370,027
Aeroports de Paris S.A.	1,549	126,363
Air France-KLM*	4,672	71,652
Air Liquide S.A.	9,120	1,112,615
Alcatel-Lucent*	80,179	269,981
Alstom S.A.	12,241	624,448
Atos Origin S.A.*	1,940	87,698
AXA S.A.	55,619	972,425
bioMerieux S.A.	478	49,531
BNP Paribas S.A.	133,223	9,474,920
Bouygues S.A.	48,849	2,096,693
Bureau Veritas S.A.	2,408	168,140
Cap Gemini S.A.	23,752	1,191,581
Carrefour S.A.	20,550	1,104,203
Casino Guichard Perrachon S.A.	20,101	1,840,365
Christian Dior S.A.	2,200	287,558
Cie de Saint-Gobain S.A.	13,706	609,682
Cie Generale de Geophysique- Veritas*	6,204	136,167
Cie Generale des Etablissements Michelin, Class B	4,553	346,406
Cie Generale d’Optique Essilor International S.A.	6,296	433,185
CNP Assurances S.A.	5,136	95,398
Credit Agricole S.A.	28,459	444,805
Danone S.A.	18,885	1,129,561
Dassault Systemes S.A.	1,595	117,330
Edenred*	12,530	248,195
EDF S.A.	49,310	2,126,900
Eiffage S.A.	1,687	80,217
Eramet S.A.	299	88,350
Eurazeo S.A.	1,191	79,923
Eutelsat Communications S.A.	4,587	175,090
Fonciere des Regions (REIT)	1,018	108,483
France Telecom S.A.	181,085	3,912,796
GDF Suez S.A.	40,623	1,454,261
Gecina S.A. (REIT)	1,046	124,058
Groupe Eurotunnel S.A. (Registered)	20,186	171,633
Hermes International S.A.	1,755	400,744
ICADE (REIT)	1,261	132,471
Iliad S.A.	976	101,693
Imerys S.A.	1,387	83,083
Ipsen S.A.	733	24,297
J.C. Decaux S.A.*	3,507	92,582
Klepierre S.A. (REIT)	4,969	191,636
Lafarge S.A.	16,753	959,218
Lagardere S.C.A.	51,207	2,000,347
Legrand S.A.	4,920	166,405
L’Oreal S.A.	7,659	861,185
LVMH Moet Hennessy Louis Vuitton S.A.	12,017	1,762,722
Metropole Television S.A.	677	15,920
Natixis S.A.*	36,222	207,394
Neopost S.A.	1,068	79,480
PagesJaunes Groupe S.A.	4,319	45,225
Pernod-Ricard S.A.	48,578	4,056,217
Peugeot S.A.*	5,441	182,951
PPR S.A.	6,258	1,013,082
Publicis Groupe S.A.	91,792	4,359,719
Renault S.A.*	28,472	1,465,052
Safran S.A.	4,955	139,286
Sanofi-Aventis S.A.	85,042	5,666,250
Schneider Electric S.A.	60,111	7,621,827
SCOR SE	7,519	179,687
Societe BIC S.A.	1,092	87,668
Societe Generale S.A.	73,828	4,252,294
Societe Television Francaise 1 S.A.	2,157	33,581
Sodexo S.A.	2,593	168,262
Suez Environnement Co. S.A.	11,265	208,088
Technip S.A.	3,108	249,940
Thales S.A.	4,207	153,761
Total S.A.	95,762	4,935,350
Unibail-Rodamco S.A. (REIT)	2,834	628,390
Vallourec S.A.	20,692	2,055,544
Veolia Environnement	13,255	349,110
Vinci S.A.	14,027	703,127
Vivendi S.A.	149,933	4,098,143

		86,462,371

Germany (8.0%)
Adidas AG	66,583	4,121,833

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Allianz SE (Registered)	44,903	$5,074,642
BASF SE	164,502	10,373,024
Bayer AG	80,632	5,622,489
Bayerische Motoren Werke (BMW) AG	54,336	3,810,344
Bayerische Motoren Werke (BMW) AG (Preference)	2,830	132,001
Beiersdorf AG	2,850	174,448
Celesio AG	24,439	531,731
Commerzbank AG*	28,241	234,077
Continental AG*	1,111	86,346
Daimler AG (Registered)*	121,080	7,668,795
Deutsche Bank AG (Registered)	59,569	3,260,073
Deutsche Boerse AG	6,018	401,547
Deutsche Lufthansa AG (Registered)*	5,324	97,873
Deutsche Post AG (Registered)	26,640	483,197
Deutsche Postbank AG*	2,018	68,680
Deutsche Telekom AG (Registered)	95,409	1,305,216
E.ON AG	188,007	5,543,781
Fraport AG	2,096	127,467
Fresenius Medical Care AG & Co. KGaA	5,878	363,037
Fresenius SE	1,611	128,961
Fresenius SE (Preference)	3,377	272,723
GEA Group AG	7,469	186,689
Hannover Rueckversicherung AG (Registered)	3,027	139,230
HeidelbergCement AG	4,336	208,956
Henkel AG & Co. KGaA	5,439	246,280
Henkel AG & Co. KGaA (Preference)	4,968	266,841
Hochtief AG	1,948	168,684
Infineon Technologies AG*	260,475	1,804,225
K+S AG	5,320	318,493
Linde AG	9,063	1,179,668
MAN SE	3,207	349,581
Merck KGaA	2,149	180,523
Metro AG	46,701	3,040,010
Muenchener Rueckversicherungs- Gesellschaft AG (Registered)	20,669	2,862,785
Porsche Automobil Holding SE (Preference)	3,589	177,728
Puma AG Rudolf Dassler Sport	199	65,651
RWE AG	19,710	1,331,392
RWE AG (Preference)	1,770	112,818
Salzgitter AG	1,442	93,405
SAP AG	41,500	2,052,819
Siemens AG (Registered)	100,806	10,640,723
Suedzucker AG	2,105	47,076
Symrise AG	10,822	300,742
ThyssenKrupp AG	146,297	4,770,590
TUI AG*	4,785	58,545
United Internet AG (Registered)	2,006	32,433
Volkswagen AG	1,334	146,995
Volkswagen AG (Preference)	9,246	1,115,886
Wacker Chemie AG	802	147,982

		81,929,035

Greece (0.1%)
Alpha Bank AE*	11,820	74,123
Coca Cola Hellenic Bottling Co. S.A.	7,694	203,064
EFG Eurobank Ergasias S.A.*	6,917	41,679
Hellenic Telecommunications Organization S.A.	8,460	60,895
National Bank of Greece S.A.*	18,962	185,344
OPAP S.A.	7,714	121,987
Piraeus Bank S.A.*	14,858	73,526
Public Power Corp. S.A.	2,363	36,820

		797,438

Hong Kong (2.8%)
ASM Pacific Technology Ltd.	6,800	60,648
Bank of East Asia Ltd.	61,247	259,312
Belle International Holdings Ltd.	117,000	234,939
BOC Hong Kong Holdings Ltd.	115,000	364,616
Cathay Pacific Airways Ltd.	41,000	111,234
Cheung Kong Holdings Ltd.	45,000	682,060
Cheung Kong Infrastructure Holdings Ltd.	26,000	103,211
CLP Holdings Ltd.	65,000	518,988
CNOOC Ltd.	1,727,100	3,347,865
Esprit Holdings Ltd.	328,042	1,779,976
Great Eagle Holdings Ltd.	80,000	244,366
Hang Lung Group Ltd.	18,000	117,505
Hang Lung Properties Ltd.	704,000	3,438,860
Hang Seng Bank Ltd.	23,600	347,057
Henderson Land Development Co., Ltd.	31,000	220,748
Hong Kong & China Gas Co., Ltd.	123,200	311,857
Hong Kong Exchanges and Clearing Ltd.	32,800	645,951
Hongkong Electric Holdings Ltd.	41,500	252,193
Hopewell Holdings Ltd.	33,500	108,373
Hutchison Whampoa Ltd.	68,000	634,527
Hysan Development Co., Ltd.	34,448	123,427
Kerry Properties Ltd.	17,000	92,462
Li & Fung Ltd.	1,714,000	9,642,679
Lifestyle International Holdings Ltd.	35,500	87,665
Link REIT (REIT)	90,313	267,720
Mongolia Energy Co., Ltd.*	169,540	70,361
MTR Corp.	49,589	187,584
New World Development Ltd.	871,808	1,757,358
Noble Group Ltd.	83,454	119,936
NWS Holdings Ltd.	47,102	92,397
Orient Overseas International Ltd.	11,500	91,747
PCCW Ltd.	116,974	42,364
Shangri-La Asia Ltd.	62,000	141,119
Sino Land Co., Ltd.	37,373	77,358
Sun Hung Kai Properties Ltd.	46,000	794,448
Swire Pacific Ltd., Class A	26,500	365,112
Television Broadcasts Ltd.	10,000	57,096
Wharf Holdings Ltd.	40,000	257,255
Wheelock & Co., Ltd.	44,000	147,161
Wing Hang Bank Ltd.	9,500	113,931
Yue Yuen Industrial Holdings Ltd.	23,000	85,225

		28,398,691

India (0.8%)
ICICI Bank Ltd. (ADR)	159,422	7,947,187

Ireland (0.2%)
Bank of Ireland*	271,400	229,392
CRH plc	24,106	395,007
Elan Corp. plc*	24,520	137,919
Experian plc	34,383	374,305
James Hardie Industries SE (CDI)*	10,028	54,278
Kerry Group plc, Class A	4,846	171,104
Shire plc	18,800	423,502

		1,785,507

Israel (1.1%)
Bank Hapoalim B.M.*	25,900	118,535
Bank Leumi Le-Israel B.M.*	32,713	151,961
Bezeq Israeli Telecommunication Corp., Ltd.	45,517	113,468

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Cellcom Israel Ltd.	680	$20,760
Elbit Systems Ltd.	299	15,933
Israel Chemicals Ltd.	12,344	174,126
Israel Corp., Ltd.*	41	39,172
Israel Discount Bank Ltd., Class A*	6,760	13,409
Mizrahi Tefahot Bank Ltd.	1,516	14,047
NICE Systems Ltd.*	1,165	35,887
Partner Communications Co., Ltd.	1,271	23,554
Teva Pharmaceutical Industries Ltd.	30,480	1,655,212
Teva Pharmaceutical Industries Ltd. (ADR)	170,023	8,968,713

		11,344,777

Italy (1.7%)
A2A S.p.A.	63,180	96,896
Assicurazioni Generali S.p.A.	39,688	799,126
Atlantia S.p.A.	7,220	149,609
Autogrill S.p.A.*	2,955	37,061
Banca Monte dei Paschi di Siena S.p.A.*	49,912	69,131
Banca Popolare di Milano S.c.a.r.l.	5,901	28,156
Banco Popolare S.c.a.r.l.	27,734	165,979
Enel S.p.A.	209,512	1,116,763
ENI S.p.A.	222,868	4,809,547
Exor S.p.A.	308	7,138
Fiat S.p.A.	29,482	454,966
Finmeccanica S.p.A.	17,201	204,360
Intesa Sanpaolo S.p.A. (BATS Europe Exchange)	49,424	127,276
Intesa Sanpaolo S.p.A. (XetraIntl/Mkt Exchange)	384,743	1,249,623
Luxottica Group S.p.A.	2,754	75,313
Mediaset S.p.A.	24,518	173,806
Mediobanca S.p.A.*	20,996	195,208
Mediolanum S.p.A.	11,686	51,975
Parmalat S.p.A.	48,536	124,526
Pirelli & C. S.p.A.	2,643	21,510
Prysmian S.p.A.	4,232	77,308
Saipem S.p.A.	8,016	321,059
Snam Rete Gas S.p.A.	40,578	205,506
Telecom Italia S.p.A.	1,507,424	2,106,371
Telecom Italia S.p.A. (RNC)	1,122,176	1,264,385
Terna Rete Elettrica Nazionale S.p.A.	42,513	180,677
UniCredit S.p.A.	1,359,391	3,471,024
Unione di Banche Italiane S.c.p.A.	17,514	169,758

		17,754,057

Japan (15.6%)
77 Bank Ltd.	13,000	65,872
ABC-Mart, Inc.	1,100	33,864
Acom Co., Ltd.	3,070	46,447
Advantest Corp.	6,800	135,299
Aeon Co., Ltd.	167,000	1,792,429
Aeon Mall Co., Ltd.	1,200	29,166
Air Water, Inc.	29,000	344,609
Aisin Seiki Co., Ltd.	7,300	227,710
Ajinomoto Co., Inc.	19,000	185,949
Alfresa Holdings Corp.	800	34,116
All Nippon Airways Co., Ltd.*	19,000	70,328
Amada Co., Ltd.	8,000	54,816
Aozora Bank Ltd.	25,000	36,835
Asahi Breweries Ltd.	89,500	1,790,429
Asahi Glass Co., Ltd.	166,000	1,692,214
Asahi Kasei Corp.	36,000	198,371
Asics Corp.	2,000	20,388
Astellas Pharma, Inc.	14,800	534,523
Bank of Kyoto Ltd.	15,000	121,646
Bank of Yokohama Ltd.	34,000	158,840
Benesse Holdings, Inc.	1,700	81,864
Bridgestone Corp.	20,100	366,221
Brother Industries Ltd.	10,200	125,973
Canon Marketing Japan, Inc.	1,300	17,893
Canon, Inc.	187,100	8,729,690
Casio Computer Co., Ltd.	9,600	71,184
Central Japan Railway Co.	48	353,043
Chiba Bank Ltd.	21,000	122,508
Chiyoda Corp.	6,000	49,090
Chubu Electric Power Co., Inc.	21,200	523,905
Chugai Pharmaceutical Co., Ltd.	9,700	178,244
Chugoku Bank Ltd.	9,000	109,427
Chugoku Electric Power Co., Inc.	11,400	224,914
Chuo Mitsui Trust Holdings, Inc.	40,000	132,726
Citizen Holdings Co., Ltd.	3,800	22,805
Cosmo Oil Co., Ltd.	11,000	28,725
Credit Saison Co., Ltd.	3,200	42,779
Dai Nippon Printing Co., Ltd.	18,000	219,717
Daicel Chemical Industries Ltd.	10,000	67,321
Daido Steel Co., Ltd.	8,000	38,908
Daihatsu Motor Co., Ltd.	10,000	133,804
Dai-ichi Life Insurance Co., Ltd.	258	311,528
Daiichi Sankyo Co., Ltd.	21,100	429,178
Daikin Industries Ltd.	91,764	3,451,593
Dainippon Sumitomo Pharma Co., Ltd.	10,300	86,245
Daito Trust Construction Co., Ltd.	3,300	197,257
Daiwa House Industry Co., Ltd.	11,000	110,685
Daiwa Securities Group, Inc.	51,000	205,882
DeNA Co., Ltd.	2,400	75,582
Denki Kagaku Kogyo KK	11,000	47,305
Denso Corp.	17,700	524,766
Dentsu, Inc.	4,883	113,126
Dowa Holdings Co., Ltd.	8,000	47,628
East Japan Railway Co.	33,405	2,016,785
Eisai Co., Ltd.	7,700	269,242
Electric Power Development Co., Ltd.	3,200	96,215
Elpida Memory, Inc.*	4,600	52,899
FamilyMart Co., Ltd.	101,800	3,649,825
Fanuc Ltd.	6,300	802,216
Fast Retailing Co., Ltd.	1,900	267,657
Fuji Electric Holdings Co., Ltd.	9,000	23,610
Fuji Heavy Industries Ltd.	15,000	95,592
Fuji Media Holdings, Inc.	21	26,741
Fujifilm Holdings Corp.	16,700	553,132
Fujitsu Ltd.	59,000	414,159
Fukuoka Financial Group, Inc.	20,000	80,019
Furukawa Electric Co., Ltd.	14,000	52,659
GS Yuasa Corp.	9,000	63,285
Gunma Bank Ltd.	20,000	104,696
Hachijuni Bank Ltd.	21,000	109,679
Hakuhodo DY Holdings, Inc.	670	32,425
Hamamatsu Photonics KK	2,200	71,761
Hankyu Hanshin Holdings, Inc.	47,000	225,767
Hino Motors Ltd.	5,000	24,138
Hirose Electric Co., Ltd.	1,400	141,040
Hiroshima Bank Ltd.	27,000	109,966
Hisamitsu Pharmaceutical Co., Inc.	3,300	134,799
Hitachi Chemical Co., Ltd.	5,300	98,915
Hitachi Construction Machinery Co., Ltd.	2,100	45,406
Hitachi High-Technologies Corp.	3,900	71,945
Hitachi Ltd.	144,000	629,612
Hitachi Metals Ltd.	3,000	35,326

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Hokkaido Electric Power Co., Inc.	8,100	$161,263
Hokuhoku Financial Group, Inc.	62,000	113,632
Hokuriku Electric Power Co.	3,700	84,478
Honda Motor Co., Ltd.	242,500	8,607,181
HOYA Corp.	15,300	372,970
Ibiden Co., Ltd.	3,300	83,765
Idemitsu Kosan Co., Ltd.	300	25,731
IHI Corp.	26,000	49,832
INPEX Corp.	71	334,248
Isetan Mitsukoshi Holdings Ltd.	15,000	155,786
Isuzu Motors Ltd.	30,000	115,716
ITOCHU Corp.	172,800	1,581,447
ITOCHU Techno-Solutions Corp.	400	13,062
Iyo Bank Ltd.	12,000	97,317
J. Front Retailing Co., Ltd.	22,000	102,252
Jafco Co., Ltd.	100	2,361
Japan Petroleum Exploration Co.	1,600	60,278
Japan Prime Realty Investment Corp. (REIT)	25	55,043
Japan Real Estate Investment Corp. (REIT)	21	190,932
Japan Retail Fund Investment Corp. (REIT)	70	98,527
Japan Steel Works Ltd.	8,000	75,323
Japan Tobacco, Inc.	1,061	3,532,006
JFE Holdings, Inc.	62,900	1,923,619
JGC Corp.	5,000	86,787
Joyo Bank Ltd.	16,000	69,765
JS Group Corp.	7,100	139,227
JSR Corp.	4,700	80,004
JTEKT Corp.	9,300	85,670
Jupiter Telecommunications Co., Ltd.	107	115,357
JX Holdings, Inc.	245,344	1,422,454
Kajima Corp.	43,000	103,534
Kamigumi Co., Ltd.	10,000	74,269
Kaneka Corp.	11,000	66,016
Kansai Electric Power Co., Inc.	23,900	580,322
Kansai Paint Co., Ltd.	7,000	59,619
Kao Corp.	16,600	404,461
Kawasaki Heavy Industries Ltd.	40,000	113,560
Kawasaki Kisen Kaisha Ltd.	15,000	56,421
KDDI Corp.	441	2,110,440
Keihin Electric Express Railway Co., Ltd.	19,000	183,673
Keio Corp.	26,000	178,773
Keisei Electric Railway Co., Ltd.	9,000	57,786
Keyence Corp.	1,200	261,045
Kikkoman Corp.	6,000	66,195
Kinden Corp.	3,000	27,096
Kintetsu Corp.	67,000	226,330
Kirin Holdings Co., Ltd.	26,000	369,070
Kobe Steel Ltd.	72,000	169,046
Koito Manufacturing Co., Ltd.	2,000	30,666
Komatsu Ltd.	244,800	5,683,067
Konami Corp.	1,400	24,720
Konica Minolta Holdings, Inc.	93,000	906,828
Kubota Corp.	102,000	933,493
Kuraray Co., Ltd.	9,500	119,945
Kurita Water Industries Ltd.	5,100	141,551
Kyocera Corp.	5,900	557,631
Kyowa Hakko Kirin Co., Ltd.	12,000	118,879
Kyushu Electric Power Co., Inc.	11,400	260,283
Lawson, Inc.	1,000	45,819
Mabuchi Motor Co., Ltd.	500	25,575
Makita Corp.	2,600	82,441
Marubeni Corp.	858,000	4,851,174
Marui Group Co., Ltd.	3,000	22,460
Maruichi Steel Tube Ltd.	300	5,750
Mazda Motor Corp.	61,000	146,873
McDonald’s Holdings Co. Japan Ltd.	4,100	98,718
Medipal Holdings Corp.	2,700	34,316
MEIJI Holdings Co., Ltd.	2,282	107,430
Minebea Co., Ltd.	6,000	30,906
Mitsubishi Chemical Holdings Corp.	35,500	180,307
Mitsubishi Corp.	184,700	4,382,974
Mitsubishi Electric Corp.	59,000	507,451
Mitsubishi Estate Co., Ltd.	38,000	618,160
Mitsubishi Gas Chemical Co., Inc.	195,000	1,132,906
Mitsubishi Heavy Industries Ltd.	112,000	413,225
Mitsubishi Logistics Corp.	3,000	35,973
Mitsubishi Materials Corp.*	369,000	1,060,853
Mitsubishi Motors Corp.*	142,000	185,410
Mitsubishi Tanabe Pharma Corp.	5,000	81,457
Mitsubishi UFJ Financial Group, Inc.	682,000	3,177,983
Mitsubishi UFJ Lease & Finance Co., Ltd.	2,850	100,201
Mitsui & Co., Ltd.	199,800	2,972,587
Mitsui Chemicals, Inc.	22,000	59,296
Mitsui Engineering & Shipbuilding Co., Ltd.	10,000	22,640
Mitsui Fudosan Co., Ltd.	167,000	2,816,675
Mitsui Mining & Smelting Co., Ltd.	10,000	28,630
Mitsui O.S.K. Lines Ltd.	34,000	213,824
Mitsumi Electric Co., Ltd.	3,400	52,132
Mizuho Financial Group, Inc.	3,193,350	4,666,851
Mizuho Securities Co., Ltd.	32,000	73,215
Mizuho Trust & Banking Co., Ltd.*	85,000	71,275
MS&AD Insurance Group Holdings, Inc.	16,738	384,364
Murata Manufacturing Co., Ltd.	13,100	690,465
Namco Bandai Holdings, Inc.	7,600	70,465
NEC Corp.	79,000	210,086
NGK Insulators Ltd.	10,000	166,148
NGK Spark Plug Co., Ltd.	8,000	107,044
NHK Spring Co., Ltd.	6,000	49,665
Nidec Corp.	9,500	844,394
Nikon Corp.	9,100	168,745
Nintendo Co., Ltd.	5,200	1,299,377
Nippon Building Fund, Inc. (REIT)	12	105,079
Nippon Electric Glass Co., Ltd.	14,000	190,848
Nippon Express Co., Ltd.	31,000	117,717
Nippon Meat Packers, Inc.	4,000	48,970
Nippon Paper Group, Inc.	2,368	59,257
Nippon Sheet Glass Co., Ltd.	12,000	26,162
Nippon Steel Corp.	182,000	619,166
Nippon Telegraph & Telephone Corp.	87,492	3,820,177
Nippon Yusen KK	42,000	172,065
Nishi-Nippon City Bank Ltd.	25,000	71,574
Nissan Chemical Industries Ltd.	6,000	67,633
Nissan Motor Co., Ltd.	363,600	3,175,184
Nissha Printing Co., Ltd.	800	18,179
Nisshin Seifun Group, Inc.	9,500	124,838
Nisshin Steel Co., Ltd.	25,000	44,621
Nisshinbo Holdings, Inc.	1,000	10,026
Nissin Food Holdings Co., Ltd.	800	28,893
Nitori Holdings Co., Ltd.	1,750	146,322
Nitto Denko Corp.	4,600	179,911
NKSJ Holdings, Inc.*	52,892	332,001
NOK Corp.	2,000	34,811
Nomura Holdings, Inc.	124,800	603,967

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Nomura Real Estate Holdings, Inc.	1,300	$18,454
Nomura Real Estate Office Fund, Inc. (REIT)	10	55,522
Nomura Research Institute Ltd.	4,700	88,336
NSK Ltd.	20,000	135,601
NTN Corp.	20,000	86,248
NTT Data Corp.	36	113,804
NTT DoCoMo, Inc.	499	830,870
NTT Urban Development Corp.	3	2,523
Obayashi Corp.	31,000	123,287
Obic Co., Ltd.	120	22,683
Odakyu Electric Railway Co., Ltd.	26,000	240,441
OJI Paper Co., Ltd.	33,000	145,867
Olympus Corp.	8,900	233,055
Omron Corp.	8,500	193,052
Ono Pharmaceutical Co., Ltd.	3,600	156,756
Oracle Corp. Japan	2,100	99,994
Oriental Land Co., Ltd.	1,800	167,753
ORIX Corp.	32,140	2,456,315
Osaka Gas Co., Ltd.	58,000	209,128
Otsuka Corp.	200	13,273
Panasonic Corp.	285,100	3,862,579
Panasonic Electric Works Co., Ltd.	16,000	212,171
Rakuten, Inc.	198	144,919
Resona Holdings, Inc.	18,057	162,011
Ricoh Co., Ltd.	21,000	296,083
Rinnai Corp.	300	17,645
Rohm Co., Ltd.	3,800	234,427
Sankyo Co., Ltd.	1,300	68,831
Santen Pharmaceutical Co., Ltd.	1,700	58,873
Sanyo Electric Co., Ltd.*	79,000	130,594
Sapporo Hokuyo Holdings, Inc.	4,955	22,911
Sapporo Holdings Ltd.	8,000	37,470
SBI Holdings, Inc.	405	50,795
Secom Co., Ltd.	6,500	293,543
Sega Sammy Holdings, Inc.	4,800	73,368
Seiko Epson Corp.	2,700	40,914
Sekisui Chemical Co., Ltd.	20,000	120,987
Sekisui House Ltd.	22,000	197,652
Senshu Ikeda Holdings, Inc.	5,522	8,268
Seven & I Holdings Co., Ltd.	24,800	581,083
Seven Bank Ltd.	15	26,863
Sharp Corp.	224,000	2,229,804
Shikoku Electric Power Co., Inc.	7,400	212,302
Shimadzu Corp.	4,000	30,762
Shimamura Co., Ltd.	400	37,135
Shimano, Inc.	3,100	164,135
Shimizu Corp.	14,000	51,821
Shin-Etsu Chemical Co., Ltd.	22,700	1,105,361
Shinko Electric Industries Co., Ltd.	600	6,634
Shinsei Bank Ltd.*	48,000	33,924
Shionogi & Co., Ltd.	8,400	153,752
Shiseido Co., Ltd.	11,000	246,933
Shizuoka Bank Ltd.	18,000	155,031
Showa Denko KK	63,000	120,747
Showa Shell Sekiyu KK	12,100	92,475
SMC Corp.	3,700	487,985
Softbank Corp.	27,100	886,561
Sojitz Corp.	62,600	112,482
Sony Corp.	105,700	3,267,989
Sony Financial Holdings, Inc.	40	130,331
Square Enix Holdings Co., Ltd.	3,600	80,685
Stanley Electric Co., Ltd.	3,800	60,541
Sumco Corp.*	4,600	71,744
Sumitomo Chemical Co., Ltd.	45,000	197,293
Sumitomo Corp.	71,300	919,008
Sumitomo Electric Industries Ltd.	28,400	346,325
Sumitomo Heavy Industries Ltd.	14,000	72,113
Sumitomo Metal Industries Ltd.	127,000	320,999
Sumitomo Metal Mining Co., Ltd.	17,000	259,643
Sumitomo Mitsui Financial Group, Inc.	109,784	3,198,307
Sumitomo Realty & Development Co., Ltd.	40,000	826,545
Sumitomo Rubber Industries Ltd.	3,400	33,194
Sumitomo Trust & Banking Co., Ltd.	43,000	215,309
Suruga Bank Ltd.	4,000	35,266
Suzuken Co., Ltd.	1,400	46,337
Suzuki Motor Corp.	9,900	208,246
Sysmex Corp.	1,700	117,908
T&D Holdings, Inc.	10,650	221,981
Taiheiyo Cement Corp.*	8,000	9,391
Taisei Corp.	51,000	105,079
Taisho Pharmaceutical Co., Ltd.	3,000	60,697
Taiyo Nippon Sanso Corp.	14,000	119,070
Takashimaya Co., Ltd.	6,000	46,287
Takeda Pharmaceutical Co., Ltd.	23,900	1,097,946
TDK Corp.	4,200	234,200
Teijin Ltd.	44,000	145,472
Terumo Corp.	6,400	339,626
THK Co., Ltd.	2,400	44,964
Tobu Railway Co., Ltd.	35,000	201,665
Toho Co., Ltd.	1,500	24,132
Toho Gas Co., Ltd.	5,000	24,736
Tohoku Electric Power Co., Inc.	14,200	314,006
Tokio Marine Holdings, Inc.	23,400	631,251
Tokuyama Corp.	11,000	55,870
Tokyo Electric Power Co., Inc.	114,200	2,785,232
Tokyo Electron Ltd.	5,200	260,685
Tokyo Gas Co., Ltd.	239,000	1,085,062
Tokyo Steel Manufacturing Co., Ltd.	1,500	17,699
Tokyo Tatemono Co., Ltd.	7,000	26,833
Tokyu Corp.	48,000	212,171
Tokyu Land Corp.	8,000	33,158
TonenGeneral Sekiyu KK	14,000	129,636
Toppan Printing Co., Ltd.	23,000	179,911
Toray Industries, Inc.	48,000	267,369
Toshiba Corp.	744,000	3,600,575
Tosoh Corp.	7,000	18,867
TOTO Ltd.	14,000	95,927
Toyo Seikan Kaisha Ltd.	7,400	133,321
Toyo Suisan Kaisha Ltd.	2,000	41,231
Toyoda Gosei Co., Ltd.	3,300	72,736
Toyota Boshoku Corp.	600	9,983
Toyota Industries Corp.	7,400	197,587
Toyota Motor Corp.	93,100	3,343,481
Toyota Tsusho Corp.	9,800	144,394
Trend Micro, Inc.	4,500	134,278
Tsumura & Co.	1,200	37,317
Ube Industries Ltd.	47,000	104,157
Unicharm Corp.	4,200	169,046
UNY Co., Ltd.	3,600	28,462
Ushio, Inc.	2,200	37,027
USS Co., Ltd.	760	56,718
West Japan Railway Co.	50	179,324
Yahoo! Japan Corp.	5,379	1,858,294
Yakult Honsha Co., Ltd.	2,300	71,028
Yamada Denki Co., Ltd.	2,450	152,024
Yamaguchi Financial Group, Inc.	11,000	103,701
Yamaha Corp.	6,100	70,806

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Yamaha Motor Co., Ltd.*	7,000	$105,067
Yamato Holdings Co., Ltd.	11,000	133,086
Yamato Kogyo Co., Ltd.	1,400	33,910
Yamazaki Baking Co., Ltd.	7,000	85,362
Yaskawa Electric Corp.	4,000	32,247
Yokogawa Electric Corp.	9,300	63,277

		159,487,209

Luxembourg (0.6%)
ArcelorMittal S.A.	29,965	986,931
Millicom International Cellular S.A.	42,000	4,029,900
Millicom International Cellular S.A. (SDR)	2,223	212,065
SES S.A. (FDR)	11,608	279,067
Tenaris S.A.	16,932	324,771

		5,832,734

Macau (0.1%)
Sands China Ltd.*	177,733	320,700
Wynn Macau Ltd.*	182,800	316,178

		636,878

Mexico (0.0%)
America Movil S.A.B. de C.V. (ADR)	7,639	407,388
Fresnillo plc	5,968	116,439

		523,827

Netherlands (2.9%)
Aegon N.V.*	52,679	315,625
Akzo Nobel N.V.	6,857	423,035
ASML Holding N.V.	14,920	445,643
Core Laboratories N.V.	13,660	1,202,626
Corio N.V. (REIT)	2,765	189,035
Delta Lloyd N.V.	1,098	20,522
European Aeronautic Defence and Space Co. N.V.*	13,568	338,395
Fugro N.V. (CVA)	2,226	146,374
Heineken Holding N.V.	4,837	211,603
Heineken N.V.	7,589	393,550
ING Groep N.V. (CVA)*	212,763	2,207,274
Koninklijke (Royal) KPN N.V.	54,980	850,324
Koninklijke Ahold N.V.	41,231	555,786
Koninklijke Boskalis Westminster N.V.	1,633	68,533
Koninklijke DSM N.V.	22,689	1,162,379
Koninklijke Philips Electronics N.V.	33,519	1,053,493
Koninklijke Vopak N.V.	1,663	79,371
QIAGEN N.V.*	9,755	174,543
Randstad Holding N.V.*	63,931	2,904,405
Reed Elsevier N.V.	61,503	775,557
Royal Dutch Shell plc, Class A	350,187	10,575,273
Royal Dutch Shell plc, Class B	90,298	2,634,138
SBM Offshore N.V.	3,486	66,057
TNT N.V.	13,777	370,183
Unilever N.V. (CVA)	54,977	1,643,222
Wolters Kluwer N.V.	25,619	537,846

		29,344,792

New Zealand (0.1%)
Auckland International Airport Ltd.	26,544	39,924
Contact Energy Ltd.*	9,129	37,910
Fletcher Building Ltd.	27,578	163,086
Sky City Entertainment Group Ltd.	30,510	63,350
Telecom Corp. of New Zealand Ltd. (Australian Stock Exchange)	260,478	390,236
Telecom Corp. of New Zealand Ltd. (New Zealand Exchange)	52,857	78,338

		772,844

Norway (0.3%)
Aker Solutions ASA	3,515	50,951
DnB NOR ASA	29,802	405,643
Norsk Hydro ASA	30,412	183,574
Orkla ASA	28,204	259,925
Petroleum Geo-Services ASA*	55,450	632,176
Renewable Energy Corp. ASA*	19,768	66,956
Statoil ASA	39,469	823,452
Telenor ASA	28,700	449,448
Yara International ASA	6,550	296,252

		3,168,377

Portugal (0.1%)
Banco Comercial Portugues S.A. (Registered)	129,456	112,771
Banco Espirito Santo S.A. (Registered)	11,619	53,776
Brisa Auto-Estradas de Portugal S.A.	2,208	14,238
Cimpor Cimentos de Portugal SGPS S.A.	14,207	91,454
EDP - Energias de Portugal S.A.	48,451	166,052
Galp Energia SGPS S.A., Class B	5,828	100,584
Jeronimo Martins SGPS S.A.	7,324	97,947
Portugal Telecom SGPS S.A. (Registered)	20,101	268,272

		905,094

Singapore (0.9%)
Ascendas Real Estate Investment Trust (REIT)	49,000	81,598
CapitaLand Ltd.	1,264,500	3,903,787
CapitaMall Trust (REIT)	49,000	80,108
CapitaMalls Asia Ltd.	74,032	121,595
City Developments Ltd.	23,000	223,162
ComfortDelgro Corp., Ltd.	76,000	87,841
Cosco Corp. (Singapore) Ltd.	6,000	8,075
DBS Group Holdings Ltd.	56,000	599,559
Fraser and Neave Ltd.	33,000	163,106
Genting Singapore plc*	161,677	228,666
Golden Agri-Resources Ltd.	161,576	70,031
Jardine Cycle & Carriage Ltd.	4,000	119,535
Keppel Corp., Ltd.	38,000	259,478
Keppel Land Ltd.	13,000	40,035
Neptune Orient Lines Ltd.*	9,000	13,550
Olam International Ltd.	58,962	146,161
Oversea-Chinese Banking Corp., Ltd.	83,525	562,084
SembCorp Industries Ltd.	48,000	159,136
SembCorp Marine Ltd.	34,000	101,604
Singapore Airlines Ltd.	18,000	223,375
Singapore Exchange Ltd.	23,000	157,752
Singapore Press Holdings Ltd.	55,000	177,743
Singapore Technologies Engineering Ltd.	64,000	163,516
Singapore Telecommunications Ltd.	287,000	685,256
StarHub Ltd.	37,000	72,588
United Overseas Bank Ltd.	44,000	612,942
UOL Group Ltd.	18,000	63,372
Wilmar International Ltd.	52,000	237,640

		9,363,295

South Africa (0.7%)
MTN Group Ltd.	300,901	5,439,335
Naspers Ltd., Class N	32,803	1,603,854

		7,043,189

South Korea (0.0%)
Samsung Electronics Co., Ltd.	708	482,452

Spain (3.3%)
Abertis Infraestructuras S.A.	8,545	159,241
Acciona S.A.	1,329	112,257

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Acerinox S.A.	4,743	$84,412
ACS Actividades de Construccion y Servicios S.A.	4,745	236,913
Banco Bilbao Vizcaya Argentaria S.A.	785,876	10,611,677
Banco de Sabadell S.A.	26,037	130,408
Banco de Valencia S.A.	6,895	39,290
Banco Popular Espanol S.A.	23,444	148,614
Banco Santander S.A.	278,505	3,537,403
Bankinter S.A.	10,548	73,293
Criteria Caixacorp S.A.	23,315	122,464
EDP Renovaveis S.A.*	13,977	79,075
Enagas S.A.	4,010	81,262
Ferrovial S.A.	9,934	92,888
Fomento de Construcciones y Contratas S.A.	1,127	31,158
Gamesa Corp. Tecnologica S.A.*	8,171	57,199
Gas Natural SDG S.A.	10,523	156,868
Gestevision Telecinco S.A.	3,504	38,597
Grifols S.A.	4,422	63,418
Iberdrola Renovables S.A.	18,168	60,383
Iberdrola S.A.	129,403	995,474
Iberia Lineas Aereas de Espana S.A.*	27,232	105,098
Inditex S.A.	119,440	9,487,905
Indra Sistemas S.A.	1,262	24,069
Mapfre S.A.	40,268	122,526
Red Electrica Corporacion S.A.	2,841	133,599
Repsol YPF S.A.	24,637	634,615
Telefonica S.A.	240,246	5,949,317
Zardoya Otis S.A.	4,648	83,197

		33,452,620

Sweden (1.4%)
Alfa Laval AB	14,230	249,329
Assa Abloy AB, Class B	92,010	2,320,606
Atlas Copco AB, Class A	46,790	903,125
Atlas Copco AB, Class B	16,142	284,027
Boliden AB	6,759	102,383
Electrolux AB, Class B	47,300	1,164,895
Getinge AB, Class B	7,899	184,574
Hennes & Mauritz AB, Class B	33,924	1,228,549
Hexagon AB, Class B	6,327	135,732
Holmen AB, Class B	1,621	49,998
Husqvarna AB, Class B	19,779	146,427
Investor AB, Class B	13,743	279,127
Kinnevik Investment AB, Class B	9,929	210,207
Modern Times Group AB, Class B	1,147	85,510
Nordea Bank AB	104,572	1,089,106
Ratos AB, Class B	4,995	172,519
Sandvik AB	31,742	486,466
Scania AB, Class B	13,214	291,712
Securitas AB, Class B	14,534	156,545
Skandinaviska Enskilda Banken AB, Class A	44,425	329,413
Skanska AB, Class B	11,735	215,014
SKF AB, Class B	11,651	267,925
SSAB AB, Class A	7,634	121,753
SSAB AB, Class B	5,554	77,991
Svenska Cellulosa AB, Class B	18,875	287,031
Svenska Handelsbanken AB, Class A	15,355	503,226
Swedbank AB, Class A*	23,891	331,231
Swedish Match AB	8,418	224,552
Tele2 AB, Class B	9,929	208,439
Telefonaktiebolaget LM Ericsson, Class B	97,564	1,071,122
TeliaSonera AB	70,268	569,204
Volvo AB, Class B*	33,976	499,028

		14,246,766

Switzerland (5.6%)
ABB Ltd. (Registered)*	109,604	2,309,977
Actelion Ltd. (Registered)*	3,527	141,310
Adecco S.A. (Registered)	3,538	184,884
Aryzta AG	1,832	80,167
Baloise Holding AG (Registered)	1,194	107,656
Cie Financiere Richemont S.A., Class A	16,934	815,293
Credit Suisse Group AG (Registered)	117,786	5,034,358
GAM Holding Ltd.*	4,202	63,715
Geberit AG (Registered)	1,138	202,666
Givaudan S.A. (Registered)	276	281,997
Holcim Ltd. (Registered)	16,172	1,038,471
Informa plc	127,900	841,646
Julius Baer Group Ltd.	6,871	250,115
Kuehne + Nagel International AG (Registered)	1,868	224,316
Lindt & Spruengli AG	35	83,916
Lindt & Spruengli AG (Registered)	5	139,673
Logitech International S.A. (Registered)*	3,838	66,867
Lonza Group AG (Registered)	1,101	94,061
Nestle S.A. (Registered)	219,667	11,702,608
Nobel Biocare Holding AG (Registered)	2,781	49,951
Novartis AG (Registered)	162,685	9,329,161
Pargesa Holding S.A.	1,401	102,297
Roche Holding AG	29,934	4,088,071
Schindler Holding AG	1,616	173,334
Schindler Holding AG (Registered)	1,039	111,021
SGS S.A. (Registered)	320	517,132
Sika AG	52	95,941
Sonova Holding AG (Registered)	1,266	154,602
STMicroelectronics N.V.	23,614	180,789
Straumann Holding AG (Registered)	316	70,522
Swatch Group AG	19,288	7,256,677
Swatch Group AG (Registered)	2,255	155,818
Swiss Life Holding AG (Registered)*	818	93,150
Swiss Reinsurance Co., Ltd. (Registered)	12,789	560,808
Swisscom AG (Registered)	806	325,057
Syngenta AG (Registered)	3,165	786,539
UBS AG (Registered)*	121,010	2,054,085
Xstrata plc	292,724	5,600,853
Zurich Financial Services AG	7,882	1,847,275

		57,216,779

Taiwan (0.4%)
Hon Hai Precision Industry Co., Ltd.	160,000	601,763
HTC Corp.	122,400	2,777,767
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	42,134	427,239

		3,806,769

United Kingdom (14.7%)
3i Group plc	32,514	146,333
Admiral Group plc	6,237	163,230
Aggreko plc	7,120	175,601
AMEC plc	11,118	172,208
Anglo American plc	44,098	1,749,503
Antofagasta plc	13,212	256,528
ARM Holdings plc	36,084	222,316
Associated British Foods plc	11,893	195,982
AstraZeneca plc	119,765	6,083,469
Autonomy Corp. plc*	168,500	4,798,950

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Aviva plc	184,692	$1,157,339
Babcock International Group plc	11,991	107,369
BAE Systems plc	531,128	2,855,977
Balfour Beatty plc	23,696	99,574
Barclays plc	1,680,048	7,907,005
BG Group plc	164,882	2,897,062
BHP Billiton plc	73,944	2,352,212
BP plc	1,373,902	9,233,048
British Airways plc*	30,310	115,607
British American Tobacco plc	102,088	3,807,987
British Land Co. plc (REIT)	62,458	456,236
British Sky Broadcasting Group plc	37,982	420,943
BT Group plc, Class A	259,746	571,249
Bunzl plc	10,989	131,023
Burberry Group plc	53,821	879,293
Cable & Wireless Worldwide plc	64,712	74,768
Cairn Energy plc*	41,883	298,442
Capita Group plc	20,877	257,774
Capital Shopping Centres Group plc (REIT)	16,532	95,492
Carnival plc	5,549	218,097
Centrica plc	235,735	1,197,973
Cobham plc	38,352	139,171
Compass Group plc	393,463	3,278,973
Diageo plc	83,831	1,443,324
Eurasian Natural Resources Corp.	84,289	1,216,182
Firstgroup plc	152,442	868,801
G4S plc	42,319	169,255
GlaxoSmithKline plc	204,510	4,030,266
Hammerson plc (REIT)	23,536	145,783
Home Retail Group plc	29,399	95,137
HSBC Holdings plc	1,111,690	11,280,515
ICAP plc	84,818	574,933
Imperial Tobacco Group plc	116,226	3,463,532
Inmarsat plc	14,605	152,227
Intercontinental Hotels Group plc	8,613	153,703
International Power plc	51,006	310,886
Intertek Group plc	5,300	152,362
Invensys plc	27,024	126,719
Investec plc	19,428	155,191
ITV plc*	89,381	83,754
J Sainsbury plc	39,569	242,855
Johnson Matthey plc	7,193	199,097
Kazakhmys plc	62,270	1,420,346
Kingfisher plc	79,120	291,086
Land Securities Group plc (REIT)	25,330	254,861
Legal & General Group plc	196,397	319,318
Lloyds Banking Group plc*	1,358,133	1,581,344
London Stock Exchange Group plc	4,933	52,772
Lonmin plc*	5,134	134,605
Man Group plc	157,159	540,916
Marks & Spencer Group plc	503,002	3,066,634
National Grid plc	115,383	978,778
Next plc	6,613	230,206
Old Mutual plc	838,736	1,828,788
Pearson plc	27,169	420,609
Petrofac Ltd.	6,888	148,564
Prudential plc	194,891	1,948,672
Randgold Resources Ltd.	3,019	302,100
Reckitt Benckiser Group plc	97,033	5,336,544
Reed Elsevier plc	40,631	343,391
Rentokil Initial plc*	381,700	617,601
Resolution Ltd.	48,205	185,527
Rexam plc	29,378	141,680
Rio Tinto plc	130,417	7,623,290
Rolls-Royce Group plc*	368,346	3,492,061
Royal Bank of Scotland Group plc*	566,441	420,085
RSA Insurance Group plc	114,322	234,722
SABMiller plc	31,392	1,003,780
Sage Group plc	44,002	190,986
Schroders plc	4,067	91,872
Scottish & Southern Energy plc	30,928	543,178
Segro plc (REIT)	17,267	74,050
Serco Group plc	16,438	158,808
Severn Trent plc	7,927	163,253
Smith & Nephew plc	29,672	270,581
Smiths Group plc	13,063	250,147
Standard Chartered plc	231,470	6,639,632
Standard Life plc	74,922	272,111
Tesco plc	1,041,903	6,939,716
Thomas Cook Group plc	277,955	750,147
Travis Perkins plc*	70,700	936,813
TUI Travel plc	336,128	1,132,082
Tullow Oil plc	341,158	6,827,686
Unilever plc	59,549	1,722,173
United Utilities Group plc	22,841	205,598
Vedanta Resources plc	4,570	155,426
Vodafone Group plc	4,105,179	10,131,105
Whitbread plc	5,868	149,701
WM Morrison Supermarkets plc	134,265	623,681
Wolseley plc*	9,511	238,904
WPP plc	107,781	1,192,811

		149,959,997

United States (0.0%)
Synthes, Inc.	2,396	276,991

Total Common Stocks (82.6%) (Cost $733,760,294)		844,208,321

	Number of Rights	Value (Note 1)
RIGHTS:
Cyprus (0.0%)
Bank of Cyprus Public Co., Ltd., expiring 10/21/10*	25,416	15,592

France (0.0%)
Cie Generale des Etablissements Michelin, expiring 10/13/10*	4,553	12,712

Germany (0.0%)
Deutsche Bank AG, expiring 10/5/10*	59,569	288,286

Greece (0.0%)
National Bank of Greece S.A., expiring 10/11/10*	37,924	26,367

Total Rights (0.0%) (Cost $—)		342,957

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Warrants	Value (Note 1)
WARRANT:
Singapore (0.0%)
Golden Agri-Resources Ltd., expiring 7/23/12* (Cost $—)	155	$13

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Short-Term Investment (1.1%)
BlackRock Liquidity Funds TempFund
0.23%‡	$10,704,922	10,704,922

Time Deposit (0.3%)
JPMorgan Chase Nassau
0.000%, 10/1/10	3,333,623	3,333,623

Total Short-Term Investments (1.4%) (Amortized Cost $14,038,545)		14,038,545

Total Investments (84.0%) (Cost/Amortized Cost $747,798,839)		858,589,836
Other Assets Less Liabilities (16.0%)		163,095,886

Net Assets (100%)		$1,021,685,722

*	Non-income producing.

†	Securities (totaling $0 or 0.0% of net assets) at fair value by management.

‡	Affiliated company as defined under the Investment Company Act of 1940.

(b)	Illiquid Security.

Glossary:

ADR — American Depositary Receipt

CDI — Chess Depositary Interest

CVA — Dutch Certification

FDR — Finnish Depositary Receipt

PPS — Price Protected Share

REIT — Real Estate Investment Trust

RNC — Risparmio Non-Convertible Savings Shares

SDR — Swedish Certification

Market Sector Diversification
As a Percentage of Total Net Assets
Consumer Discretionary	12.4%
Consumer Staples	7 .9
Energy	7 .7
Financials	18.5
Health Care	6 .1
Industrials	9 .9
Information Technology	5 .0
Materials	7 .5
Telecommunication Services	5 .0
Utilities	2 .6
Cash and Other	17.4

100.0%

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2010, were as follows:

Securities	Market Value December 31, 2009	Purchases at Cost	Sales at Cost	Market Value September 30, 2010	Dividend Income	Realized Gain (Loss)
BlackRock Liquidity Funds TempFund	$—	$256,848,090	$246,143,168	$10,704,922	$11,104	$—

At September 30, 2010, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2010	Unrealized Appreciation/ (Depreciation)
DJ EURO Stoxx 50 Index	1,831	December-10	$69,521,740	$68,343,512	$(1,178,228)
FTSE 100 Index	475	December-10	41,383,840	41,259,885	(123,955)
SPI 200 Index	148	December-10	16,698,723	16,450,681	(248,042)
TOPIX Index	415	December-10	40,400,769	41,087,386	686,617

					$(863,608)

At September 30, 2010, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Buy Contract
European Union Euro vs. U.S. Dollar, expiring 12/17/10	Deutsche Bank AG	17,450	$23,775,799	$22,728,974	$1,046,825

	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Sell Contract
Canadian Dollar vs. U.S. Dollar, expiring 12/15/10	JPMorgan Chase Bank	8,092	$7,772,175	$7,851,281	$(79,106)

					$967,719

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$10,099,631	$121,699,242	$—	$131,798,873
Consumer Staples	—	78,462,555	—	78,462,555

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Energy	$17,666,295	$58,506,155	$—	$76,172,450
Financials	12,483,018	172,265,361	—	184,748,379
Health Care	8,968,713	51,785,419	—	60,754,132
Industrials	6,710,931	97,910,001	—	104,620,932
Information Technology	6,191,123	45,480,665	—	51,671,788
Materials	7,761,164	72,685,137	—	80,446,301
Telecommunication Services	4,437,288	44,626,018	—	49,063,306
Utilities	—	26,469,605	—	26,469,605
Forward Currency Contracts	—	1,046,825	—	1,046,825
Futures	686,617	—	—	686,617
Rights
Consumer Discretionary	—	12,712	—	12,712
Financials	—	330,245	—	330,245
Short-Term Investments	—	14,038,545	—	14,038,545
Warrants
Consumer Staples	—	13	—	13

Total Assets	$75,004,780	$785,318,498	$—	$860,323,278

Liabilities:
Forward Currency Contracts	$—	$(79,106)	$—	$(79,106)
Futures	(1,550,225)	—	—	(1,550,225)

Total Liabilities	$(1,550,225)	$(79,106)	$—	$(1,629,331)

Total	$73,454,555	$785,239,392	$—	$858,693,947

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities- Consumer Staples	Investments in Securities-Industrials
Balance as of 12/31/09	$—	$42,047
Total gains or losses (realized/unrealized) included in earnings	715	(407)
Purchases, sales, issuances, and settlements (net)	(715)	(41,640)
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 9/30/10	$—	$—

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 9/30/10.	$—	$—

Investment security transactions for the nine months ended September 31, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$347,949,650
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$643,099,826

As of September 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$118,999,255
Aggregate gross unrealized depreciation	(44,118,889)

Net unrealized appreciation	$74,880,366

Federal income tax cost of investments	$783,709,470

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP CORE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (9.1%)
Auto Components (0.2%)
Goodyear Tire & Rubber Co.*	4,800	$51,600
Johnson Controls, Inc.	13,500	411,750
Lear Corp.*	5,400	426,222
TRW Automotive Holdings Corp.*	10,500	436,380

		1,325,952

Automobiles (0.3%)
Ford Motor Co.*	141,200	1,728,288
Harley-Davidson, Inc.	4,700	133,668

		1,861,956

Distributors (0.0%)
Genuine Parts Co.	3,200	142,688

Diversified Consumer Services (0.0%)
Apollo Group, Inc., Class A*	2,600	133,510
DeVry, Inc.	1,300	63,973
H&R Block, Inc.	6,700	86,765

		284,248

Hotels, Restaurants & Leisure (1.4%)
Carnival Corp.	8,700	332,427
Darden Restaurants, Inc.	2,800	119,784
International Game Technology	5,900	85,255
Life Time Fitness, Inc.*	87,020	3,434,679
Marriott International, Inc., Class A	39,025	1,398,266
McDonald’s Corp.	21,700	1,616,867
Royal Caribbean Cruises Ltd.*	12,300	387,819
Starbucks Corp.	14,900	381,142
Starwood Hotels & Resorts Worldwide, Inc.	3,800	199,690
Vail Resorts, Inc.*	33,700	1,264,424
Wyndham Worldwide Corp.	3,600	98,892
Wynn Resorts Ltd.	1,400	121,478
Yum! Brands, Inc.	9,400	432,964

		9,873,687

Household Durables (0.4%)
D.R. Horton, Inc.	26,100	290,232
Fortune Brands, Inc.	3,100	152,613
Garmin Ltd.	24,400	740,540
Harman International Industries, Inc.*	1,400	46,774
Leggett & Platt, Inc.	2,900	66,004
Lennar Corp., Class A	3,200	49,216
Newell Rubbermaid, Inc.	5,500	97,955
NVR, Inc.*	800	518,024
Pulte Group, Inc.*	46,807	410,029
Stanley Black & Decker, Inc.	3,177	194,687
Whirlpool Corp.	1,500	121,440

		2,687,514

Internet & Catalog Retail (0.3%)
Amazon.com, Inc.*	6,900	1,083,714
Expedia, Inc.	4,200	118,482
Liberty Media Corp. - Interactive, Class A*	37,631	515,921
priceline.com, Inc.*	1,000	348,340

		2,066,457

Leisure Equipment & Products (0.1%)
Eastman Kodak Co.*	5,400	22,680
Hasbro, Inc.	2,500	111,275
Mattel, Inc.	7,300	171,258

		305,213

Media (3.9%)
Cablevision Systems Corp. - New York Group, Class A	23,600	618,084
CBS Corp., Class B	236,050	3,743,753
Comcast Corp., Class A	434,864	7,505,535
DIRECTV, Class A*	100,610	4,188,394
Discovery Communications, Inc., Class A*	5,717	248,975
DISH Network Corp., Class A	163,540	3,133,426
Gannett Co., Inc.	34,400	420,712
Interpublic Group of Cos., Inc.*	54,000	541,620
McGraw-Hill Cos., Inc.	6,300	208,278
Meredith Corp.	700	23,317
New York Times Co., Class A*	2,300	17,802
News Corp., Class A	104,400	1,363,464
Omnicom Group, Inc.	6,200	244,776
Scripps Networks Interactive, Inc., Class A	1,800	85,644
Time Warner Cable, Inc.	33,094	1,786,745
Time Warner, Inc.	46,833	1,435,432
Viacom, Inc., Class B	12,200	441,518
Walt Disney Co.	39,100	1,294,601
Washington Post Co., Class B	200	79,882

		27,381,958

Multiline Retail (0.6%)
Big Lots, Inc.*	1,600	53,200
Family Dollar Stores, Inc.	2,800	123,648
J.C. Penney Co., Inc.	4,700	127,746
Kohl’s Corp.*	19,500	1,027,260
Macy’s, Inc.	8,400	193,956
Nordstrom, Inc.	3,300	122,760
Sears Holdings Corp.*	1,000	72,140
Target Corp.	40,940	2,187,834

		3,908,544

Specialty Retail (1.2%)
Abercrombie & Fitch Co., Class A	1,800	70,776
AutoNation, Inc.*	1,800	41,850
AutoZone, Inc.*	600	137,346
Bed Bath & Beyond, Inc.*	5,300	230,073
Best Buy Co., Inc.	6,900	281,727
CarMax, Inc.*	4,478	124,757
Foot Locker, Inc.	26,300	382,139
GameStop Corp., Class A*	3,000	59,130
Gap, Inc.	52,000	969,280
Home Depot, Inc.	77,582	2,457,798
Limited Brands, Inc.	5,300	141,934
Lowe’s Cos., Inc.	29,600	659,784
Office Depot, Inc.*	65,900	303,140
O’Reilly Automotive, Inc.*	2,800	148,960
RadioShack Corp.	2,500	53,325
Ross Stores, Inc.	14,400	786,528
Staples, Inc.	14,600	305,432
Tiffany & Co.	2,500	117,475
TJX Cos., Inc.	20,000	892,600
Urban Outfitters, Inc.*	2,547	80,078

		8,244,132

Textiles, Apparel & Luxury Goods (0.7%)
Coach, Inc.	6,300	270,648
Jones Apparel Group, Inc.	19,700	386,908
NIKE, Inc., Class B	53,210	4,264,249
Polo Ralph Lauren Corp.	1,200	107,832
VF Corp.	1,800	145,836

		5,175,473

Total Consumer Discretionary		63,257,822

Consumer Staples (5.6%)
Beverages (0.9%)
Brown-Forman Corp., Class B	2,200	135,608

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP CORE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Coca-Cola Co.	46,500	$2,721,180
Coca-Cola Enterprises, Inc.	6,400	198,400
Constellation Brands, Inc., Class A*	28,700	507,703
Dr. Pepper Snapple Group, Inc.	5,100	181,152
Molson Coors Brewing Co., Class B	3,200	151,104
PepsiCo, Inc.	32,993	2,192,055

		6,087,202

Food & Staples Retailing (1.1%)
Costco Wholesale Corp.	8,900	573,961
CVS Caremark Corp.	62,880	1,978,834
Kroger Co.	13,000	281,580
Rite Aid Corp.*	488,710	460,853
Safeway, Inc.	46,000	973,360
SUPERVALU, Inc.	4,200	48,426
Sysco Corp.	11,900	339,388
Walgreen Co.	19,800	663,300
Wal-Mart Stores, Inc.	41,569	2,224,773
Whole Foods Market, Inc.*	3,400	126,174

		7,670,649

Food Products (1.0%)
Archer-Daniels-Midland Co.	29,400	938,448
Bunge Ltd.	12,000	709,920
Campbell Soup Co.	3,800	135,850
ConAgra Foods, Inc.	19,600	430,024
Dean Foods Co.*	3,600	36,756
General Mills, Inc.	13,400	489,636
H.J. Heinz Co.	6,400	303,168
Hershey Co.	3,300	157,047
Hormel Foods Corp.	1,400	62,440
J.M. Smucker Co.	2,400	145,272
Kellogg Co.	5,100	257,601
Kraft Foods, Inc., Class A	35,000	1,080,100
McCormick & Co., Inc. (Non-Voting)	2,600	109,304
Mead Johnson Nutrition Co.	4,093	232,933
Nestle S.A. (Registered) (ADR)	15,875	848,201
Sara Lee Corp.	58,600	786,998
Smithfield Foods, Inc.*	31,800	535,194
Tyson Foods, Inc., Class A	6,100	97,722

		7,356,614

Household Products (1.2%)
Clorox Co.	2,800	186,928
Colgate-Palmolive Co.	30,780	2,365,751
Kimberly-Clark Corp.	20,100	1,307,505
Procter & Gamble Co.	70,100	4,203,897

		8,064,081

Personal Products (0.1%)
Avon Products, Inc.	8,600	276,146
Estee Lauder Cos., Inc., Class A	2,400	151,752

		427,898

Tobacco (1.3%)
Altria Group, Inc.	133,443	3,205,301
Lorillard, Inc.	3,100	248,961
Philip Morris International, Inc.	87,633	4,909,200
Reynolds American, Inc.	16,280	966,869

		9,330,331

Total Consumer Staples		38,936,775

Energy (10.2%)
Energy Equipment & Services (2.4%)
Baker Hughes, Inc.	8,663	369,044
Cameron International Corp.*	4,900	210,504
Diamond Offshore Drilling, Inc.	1,400	94,878
Ensco plc (ADR)	124,600	5,573,358
FMC Technologies, Inc.*	2,500	170,725
Halliburton Co.	18,200	601,874
Helmerich & Payne, Inc.	2,093	84,683
Nabors Industries Ltd.*	5,700	102,942
National Oilwell Varco, Inc.	8,400	373,548
Rowan Cos., Inc.*	14,800	449,328
Schlumberger Ltd.	27,583	1,699,388
Transocean Ltd.*	109,300	7,026,897

		16,757,169

Oil, Gas & Consumable Fuels (7.8%)
Anadarko Petroleum Corp.	9,900	564,795
Apache Corp.	6,800	664,768
Cabot Oil & Gas Corp.	2,100	63,231
Chesapeake Energy Corp.	13,100	296,715
Chevron Corp.	57,455	4,656,728
ConocoPhillips	128,990	7,407,896
Consol Energy, Inc.	4,400	162,624
Denbury Resources, Inc.*	7,905	125,610
Devon Energy Corp.	21,300	1,378,962
El Paso Corp.	14,100	174,558
EOG Resources, Inc.	26,537	2,467,145
EQT Corp.	2,900	104,574
Exxon Mobil Corp.#	123,275	7,617,162
Forest Oil Corp.*	13,900	412,830
Gazprom OAO (ADR)	176,900	3,706,055
Hess Corp.	63,727	3,767,540
INPEX Corp.	1,295	6,096,490
Marathon Oil Corp.	175,595	5,812,194
Massey Energy Co.	2,000	62,040
Murphy Oil Corp.	3,900	241,488
Newfield Exploration Co.*	10,500	603,120
Nexen, Inc.	27,600	554,760
Noble Energy, Inc.	3,500	262,815
Occidental Petroleum Corp.	39,580	3,099,114
Peabody Energy Corp.	5,400	264,654
Pioneer Natural Resources Co.	2,300	149,569
QEP Resources, Inc.	3,547	106,907
Range Resources Corp.	3,200	122,016
SandRidge Energy, Inc.*	476,498	2,706,509
Southwestern Energy Co.*	7,000	234,080
Spectra Energy Corp.	13,000	293,150
Sunoco, Inc.	2,300	83,950
Tesoro Corp.	2,800	37,408
Valero Energy Corp.	11,300	197,863
Williams Cos., Inc.	11,700	223,587

		54,722,907

Total Energy		71,480,076

Financials (12.0%)
Capital Markets (1.5%)
Ameriprise Financial, Inc.	5,100	241,383
Bank of New York Mellon Corp.	24,300	634,959
Blackstone Group LP	16,855	213,890
Charles Schwab Corp.	19,700	273,830
Credit Suisse Group AG (ADR)	27,740	1,180,615
E*TRADE Financial Corp.*	3,860	56,124
Federated Investors, Inc., Class B	1,700	38,692
Franklin Resources, Inc.	3,000	320,700
Goldman Sachs Group, Inc.	12,848	1,857,564
Invesco Ltd.	8,600	182,578
Janus Capital Group, Inc.	3,700	40,515
Legg Mason, Inc.	3,200	96,992
Morgan Stanley	172,818	4,265,148
Northern Trust Corp.	4,900	236,376
State Street Corp.	10,000	376,600
T. Rowe Price Group, Inc.	5,200	260,338

		10,276,304

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP CORE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Commercial Banks (2.6%)
BB&T Corp.	34,800	$837,984
Comerica, Inc.	14,400	534,960
Fifth Third Bancorp	69,200	832,476
First Horizon National Corp.*	4,614	52,648
Huntington Bancshares, Inc./Ohio	14,400	81,648
KeyCorp	17,600	140,096
M&T Bank Corp.	1,700	139,077
Marshall & Ilsley Corp.	10,600	74,624
Mitsubishi UFJ Financial Group, Inc.	783,924	3,652,928
PNC Financial Services Group, Inc.	10,462	543,083
Regions Financial Corp.	24,000	174,480
SunTrust Banks, Inc.	10,000	258,300
U.S. Bancorp	297,400	6,429,788
Wells Fargo & Co.	171,800	4,317,334
Zions Bancorp	3,200	68,352

		18,137,778

Consumer Finance (0.3%)
American Express Co.	21,025	883,681
Capital One Financial Corp.	22,000	870,100
Discover Financial Services	10,900	181,812
SLM Corp.*	9,700	112,035

		2,047,628

Diversified Financial Services (4.6%)
Bank of America Corp.	836,920	10,972,021
Citigroup, Inc.*	477,138	1,860,838
CME Group, Inc.	1,400	364,630
ING Groep N.V. (CVA)*	656,800	6,813,862
IntercontinentalExchange, Inc.*	1,500	157,080
JPMorgan Chase & Co.	269,250	10,250,347
Leucadia National Corp.*	3,800	89,756
Moody’s Corp.	3,900	97,422
NASDAQ OMX Group, Inc.*	2,900	56,347
NYSE Euronext	40,228	1,149,314

		31,811,617

Insurance (2.6%)
ACE Ltd.	24,450	1,424,212
Aflac, Inc.	9,400	486,074
Allstate Corp.	10,800	340,740
American International Group, Inc.*	2,695	105,374
Aon Corp.	5,400	211,194
Assurant, Inc.	2,300	93,610
Berkshire Hathaway, Inc., Class B*	34,742	2,872,469
Chubb Corp.	6,600	376,134
Cincinnati Financial Corp.	3,200	92,320
Genworth Financial, Inc., Class A*	9,800	119,756
Hartford Financial Services Group, Inc.	131,700	3,022,515
Lincoln National Corp.	6,000	143,520
Loews Corp.	7,100	269,090
Marsh & McLennan Cos., Inc.	10,700	258,084
MetLife, Inc.	18,059	694,369
Principal Financial Group, Inc.	6,400	165,888
Progressive Corp.	13,500	281,745
Prudential Financial, Inc.	9,400	509,292
Torchmark Corp.	1,700	90,338
Transatlantic Holdings, Inc.	99,000	5,031,180
Travelers Cos., Inc.	25,800	1,344,180
Unum Group	6,600	146,190
XL Group plc	6,800	147,288

		18,225,562

Real Estate Investment Trusts (REITs) (0.4%)
Apartment Investment & Management Co. (REIT), Class A	2,300	49,174
AvalonBay Communities, Inc. (REIT)	1,700	176,681
Boston Properties, Inc. (REIT)	2,800	232,736
Equity Residential (REIT)	5,700	271,149
HCP, Inc. (REIT)	5,900	212,282
Health Care REIT, Inc.	2,500	118,350
Host Hotels & Resorts, Inc. (REIT)	13,158	190,528
Kimco Realty Corp. (REIT)	8,100	127,575
Plum Creek Timber Co., Inc. (REIT)	3,300	116,490
ProLogis (REIT)	9,500	111,910
Public Storage (REIT)	2,800	271,712
Simon Property Group, Inc. (REIT)	5,909	548,001
Ventas, Inc. (REIT)	3,200	165,024
Vornado Realty Trust (REIT)	3,169	271,044

		2,862,656

Real Estate Management & Development (0.0%)
CB Richard Ellis Group, Inc., Class A*	5,400	98,712

Thrifts & Mortgage Finance (0.0%)
Hudson City Bancorp, Inc.	9,500	116,470
People’s United Financial, Inc.	7,400	96,866

		213,336

Total Financials		83,673,593

Health Care (11.0%)
Biotechnology (3.1%)
Alexion Pharmaceuticals, Inc.*	33,745	2,171,828
Amgen, Inc.*	29,000	1,598,190
Biogen Idec, Inc.*	5,400	303,048
Celgene Corp.*	68,280	3,933,611
Cephalon, Inc.*	1,500	93,660
Genzyme Corp.*	5,400	382,266
Gilead Sciences, Inc.*	308,740	10,994,231
Talecris Biotherapeutics Holdings Corp.*	94,900	2,171,312

		21,648,146

Health Care Equipment & Supplies (1.8%)
Alcon, Inc.	10,154	1,693,586
Alere, Inc.*	105,000	3,247,650
Baxter International, Inc.	12,100	577,291
Becton, Dickinson and Co.	4,800	355,680
Boston Scientific Corp.*	30,400	186,352
C.R. Bard, Inc.	1,900	154,717
CareFusion Corp.*	3,550	88,182
DENTSPLY International, Inc.	2,900	92,713
Hospira, Inc.*	3,300	188,133
Intuitive Surgical, Inc.*	800	226,992
Medtronic, Inc.	22,300	748,834
St. Jude Medical, Inc.*	6,500	255,710
Stryker Corp.	5,700	285,285
Varian Medical Systems, Inc.*	77,048	4,661,404
Zimmer Holdings, Inc.*	4,300	225,019

		12,987,548

Health Care Providers & Services (1.0%)
Aetna, Inc.	8,600	271,846
AmerisourceBergen Corp.	5,700	174,762
Cardinal Health, Inc.	7,300	241,192
CIGNA Corp.	5,500	196,790
Community Health Systems, Inc.*	31,300	969,361
Coventry Health Care, Inc.*	2,900	62,437
DaVita, Inc.*	2,100	144,963
Express Scripts, Inc.*	36,635	1,784,125
Humana, Inc.*	3,400	170,816
Laboratory Corp. of America Holdings*	2,100	164,703
McKesson Corp.	5,400	333,612

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP CORE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Medco Health Solutions, Inc.*	9,400	$489,364
Patterson Cos., Inc.	1,800	51,570
Quest Diagnostics, Inc.	3,000	151,410
Tenet Healthcare Corp.*	8,700	41,064
UnitedHealth Group, Inc.	31,500	1,105,965
WellPoint, Inc.*	8,900	504,096

		6,858,076

Health Care Technology (0.0%)
Cerner Corp.*	1,405	118,006

Life Sciences Tools & Services (0.7%)
Life Technologies Corp.*	3,600	168,084
PerkinElmer, Inc.	2,300	53,222
Thermo Fisher Scientific, Inc.*	96,400	4,615,632
Waters Corp.*	1,900	134,482

		4,971,420

Pharmaceuticals (4.4%)
Abbott Laboratories, Inc.	70,910	3,704,338
Allergan, Inc.	6,200	412,486
AstraZeneca plc (ADR)	17,500	887,250
Bristol-Myers Squibb Co.	34,524	935,946
Eli Lilly and Co.	188,060	6,869,832
Forest Laboratories, Inc.*	6,000	185,580
Johnson & Johnson	87,700	5,433,892
King Pharmaceuticals, Inc.*	5,000	49,800
Merck & Co., Inc.	74,741	2,751,216
Mylan, Inc.*	6,100	114,741
Novartis AG (ADR)	8,800	507,496
Pfizer, Inc.	274,135	4,706,898
Roche Holding AG	26,000	3,550,806
Sanofi-Aventis S.A. (ADR)	11,400	379,050
Watson Pharmaceuticals, Inc.*	2,100	88,851

		30,578,182

Total Health Care		77,161,378

Industrials (6.8%)
Aerospace & Defense (2.3%)
Boeing Co.	36,250	2,412,075
General Dynamics Corp.	7,800	489,918
Goodrich Corp.	2,500	184,325
Honeywell International, Inc.	15,400	676,676
ITT Corp.	3,700	173,271
L-3 Communications Holdings, Inc.	2,400	173,448
Lockheed Martin Corp.	58,600	4,177,008
Northrop Grumman Corp.	20,900	1,267,167
Precision Castparts Corp.	30,430	3,875,261
Raytheon Co.	18,200	831,922
Rockwell Collins, Inc.	3,200	186,400
United Technologies Corp.	18,900	1,346,247

		15,793,718

Air Freight & Logistics (0.4%)
C.H. Robinson Worldwide, Inc.	3,400	237,728
Expeditors International of Washington, Inc.	4,300	198,789
FedEx Corp.	8,600	735,300
United Parcel Service, Inc., Class B	20,000	1,333,800

		2,505,617

Airlines (0.1%)
Delta Air Lines, Inc.*	46,100	536,604
Southwest Airlines Co.	14,900	194,743

		731,347

Building Products (0.0%)
Masco Corp.	7,200	79,272

Commercial Services & Supplies (0.2%)
Avery Dennison Corp.	2,250	83,520
Cintas Corp.	2,650	73,007
Iron Mountain, Inc.	3,650	81,541
Pitney Bowes, Inc.	4,150	88,727
R.R. Donnelley & Sons Co.	4,050	68,688
Republic Services, Inc.	6,500	198,185
Stericycle, Inc.*	1,750	121,590
Waste Management, Inc.	9,700	346,678

		1,061,936

Construction & Engineering (0.0%)
Fluor Corp.	3,600	178,308
Jacobs Engineering Group, Inc.*	2,500	96,750
Quanta Services, Inc.*	4,200	80,136

		355,194

Electrical Equipment (0.2%)
Emerson Electric Co.	15,200	800,432
Rockwell Automation, Inc.	2,900	179,017
Roper Industries, Inc.	1,900	123,842
Thomas & Betts Corp.*	9,100	373,282

		1,476,573

Industrial Conglomerates (2.0%)
3M Co.	14,400	1,248,624
General Electric Co.	728,500	11,838,125
Textron, Inc.	5,400	111,024
Tyco International Ltd.	15,220	559,031

		13,756,804

Machinery (1.3%)
Caterpillar, Inc.	19,900	1,565,732
Cummins, Inc.	4,100	371,378
Danaher Corp.	72,593	2,948,002
Deere & Co.	8,600	600,108
Dover Corp.	3,800	198,398
Eaton Corp.	6,900	569,181
Flowserve Corp.	1,200	131,304
Illinois Tool Works, Inc.	10,110	475,372
Ingersoll-Rand plc	18,900	674,919
PACCAR, Inc.	7,300	351,495
Pall Corp.	2,300	95,772
Parker Hannifin Corp.	12,900	903,774
Snap-On, Inc.	1,200	55,812
Terex Corp.*	9,700	222,324

		9,163,571

Professional Services (0.0%)
Dun & Bradstreet Corp.	1,000	74,140
Equifax, Inc.	2,500	78,000
Robert Half International, Inc.	2,950	76,700

		228,840

Road & Rail (0.3%)
CSX Corp.	7,900	437,028
Norfolk Southern Corp.	7,500	446,325
Ryder System, Inc.	1,100	47,047
Union Pacific Corp.	10,200	834,360

		1,764,760

Trading Companies & Distributors (0.0%)
Fastenal Co.	2,600	138,294
W.W. Grainger, Inc.	1,300	154,843

		293,137

Total Industrials		47,210,769

Information Technology (18.1%)
Communications Equipment (2.1%)
Cisco Systems, Inc.*	255,330	5,591,727
Harris Corp.	2,600	115,154

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP CORE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
JDS Uniphase Corp.*	4,500	$55,755
Juniper Networks, Inc.*	71,160	2,159,706
Motorola, Inc.*	108,700	927,211
QUALCOMM, Inc.	85,566	3,860,738
Research In Motion Ltd.*	42,404	2,064,651
Tellabs, Inc.	7,700	57,365

		14,832,307

Computers & Peripherals (3.6%)
Apple, Inc.*	29,328	8,321,820
Dell, Inc.*	691,720	8,964,691
EMC Corp.*	41,300	838,803
Hewlett-Packard Co.	83,800	3,525,466
Lexmark International, Inc., Class A*	1,600	71,392
NCR Corp.*	184,000	2,507,920
NetApp, Inc.*	6,900	343,551
QLogic Corp.*	2,200	38,808
SanDisk Corp.*	4,600	168,590
Western Digital Corp.*	4,600	130,594

		24,911,635

Electronic Equipment, Instruments & Components (1.1%)
Agilent Technologies, Inc.*	7,000	233,590
Amphenol Corp., Class A	59,735	2,925,820
Corning, Inc.	209,762	3,834,450
FLIR Systems, Inc.*	3,000	77,100
Jabil Circuit, Inc.	3,800	54,758
Molex, Inc.	2,700	56,511
Tyco Electronics Ltd.	20,600	601,932

		7,784,161

Internet Software & Services (1.9%)
Akamai Technologies, Inc.*	3,400	170,612
eBay, Inc.*	107,181	2,615,216
Google, Inc., Class A*	17,249	9,069,352
Monster Worldwide, Inc.*	2,450	31,752
VeriSign, Inc.*	3,600	114,264
Yahoo!, Inc.*	74,615	1,057,295

		13,058,491

IT Services (4.0%)
Accenture plc, Class A	13,300	565,117
Amdocs Ltd.*	140,320	4,021,571
Automatic Data Processing, Inc.	10,200	428,706
Cognizant Technology Solutions Corp., Class A*	6,000	386,820
Computer Sciences Corp.	99,530	4,578,380
Fidelity National Information Services, Inc.	6,600	179,058
Fiserv, Inc.*	123,600	6,652,152
International Business Machines Corp.	64,515	8,654,042
Mastercard, Inc., Class A	2,000	448,000
Paychex, Inc.	6,400	175,936
SAIC, Inc.*	6,100	97,478
Teradata Corp.*	3,300	127,248
Total System Services, Inc.	3,900	59,436
Visa, Inc., Class A	9,980	741,115
Western Union Co.	50,767	897,053

		28,012,112

Office Electronics (0.0%)
Xerox Corp.	27,179	281,302

Semiconductors & Semiconductor Equipment (1.9%)
Advanced Micro Devices, Inc.*	11,300	80,343
Altera Corp.	5,900	177,944
Analog Devices, Inc.	6,000	188,280
Applied Materials, Inc.	27,000	315,360
Broadcom Corp., Class A	8,700	307,893
First Solar, Inc.*	1,000	147,350
Intel Corp.	152,900	2,940,267
KLA-Tencor Corp.	3,400	119,782
Linear Technology Corp.	4,500	138,285
LSI Corp.*	13,200	60,192
MEMC Electronic Materials, Inc.*	307,804	3,669,024
Microchip Technology, Inc.	3,700	116,365
Micron Technology, Inc.*	17,100	123,291
National Semiconductor Corp.	4,700	60,019
Novellus Systems, Inc.*	1,900	50,502
NVIDIA Corp.*	11,100	129,648
ON Semiconductor Corp.*	245,272	1,768,411
Teradyne, Inc.*	3,500	38,990
Texas Instruments, Inc.	92,615	2,513,571
Xilinx, Inc.	5,500	146,355

		13,091,872

Software (3.5%)
Adobe Systems, Inc.*	131,200	3,430,880
ANSYS, Inc.*	50,830	2,147,567
Autodesk, Inc.*	4,600	147,062
BMC Software, Inc.*	3,700	149,776
CA, Inc.	7,900	166,848
Citrix Systems, Inc.*	3,700	252,488
Compuware Corp.*	4,500	38,385
Electronic Arts, Inc.*	6,500	106,795
Intuit, Inc.*	6,300	276,003
McAfee, Inc.*	3,200	151,232
Microsoft Corp.	447,597	10,961,651
Novell, Inc.*	7,000	41,790
Oracle Corp.	209,161	5,615,973
Red Hat, Inc.*	3,800	155,800
Salesforce.com, Inc.*	2,200	245,960
Symantec Corp.*	16,200	245,754

		24,133,964

Total Information Technology		126,105,844

Materials (2.8%)
Chemicals (1.6%)
Agrium, Inc. (When Issued)	5,900	442,441
Air Products & Chemicals, Inc.	4,300	356,126
Airgas, Inc.	1,700	115,515
CF Industries Holdings, Inc.	5,700	544,350
Dow Chemical Co.	23,100	634,326
E.I. du Pont de Nemours & Co.	33,700	1,503,694
Eastman Chemical Co.	1,500	111,000
Ecolab, Inc.	4,800	243,552
FMC Corp.	1,500	102,615
International Flavors & Fragrances, Inc.	1,600	77,632
Monsanto Co.	107,500	5,152,475
PPG Industries, Inc.	3,400	247,520
Praxair, Inc.	6,200	559,612
Sherwin-Williams Co.	1,900	142,766
Sigma-Aldrich Corp.	2,500	150,950
Syngenta AG (ADR)	15,961	794,698

		11,179,272

Construction Materials (0.0%)
Vulcan Materials Co.	2,500	92,300

Containers & Packaging (0.0%)
Ball Corp.	1,900	111,815
Bemis Co., Inc.	2,200	69,850
Owens-Illinois, Inc.*	3,400	95,404
Pactiv Corp.*	2,600	85,748
Sealed Air Corp.	3,200	71,936

		434,753

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP CORE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Metals & Mining (1.1%)
AK Steel Holding Corp.	2,200	$30,382
Alcoa, Inc.	20,500	248,255
Allegheny Technologies, Inc.	2,000	92,900
Cliffs Natural Resources, Inc.	7,705	492,504
Freeport-McMoRan Copper & Gold, Inc.	20,900	1,784,651
Newmont Mining Corp.	13,500	847,935
Nucor Corp.	6,300	240,660
Steel Dynamics, Inc.	13,100	184,841
Titanium Metals Corp.*	1,700	33,932
United States Steel Corp.	83,800	3,673,792

		7,629,852

Paper & Forest Products (0.1%)
International Paper Co.	8,700	189,225
MeadWestvaco Corp.	3,400	82,892
Weyerhaeuser Co.	11,622	183,163

		455,280

Total Materials		19,791,457

Telecommunication Services (2.4%)
Diversified Telecommunication Services (1.5%)
AT&T, Inc.	162,800	4,656,080
CenturyLink, Inc.	18,335	723,499
Frontier Communications Corp.	19,906	162,632
Level 3 Communications, Inc.*	1,833,100	1,718,165
Qwest Communications International, Inc.	106,400	667,128
Verizon Communications, Inc.	66,000	2,150,940
Windstream Corp.	9,200	113,068

		10,191,512

Wireless Telecommunication Services (0.9%)
American Tower Corp., Class A*	8,100	415,206
China Mobile Ltd.	375,100	3,840,994
Leap Wireless International, Inc.*	63,753	787,349
MetroPCS Communications, Inc.*	5,200	54,392
Sprint Nextel Corp.*	114,875	531,871
Vodafone Group plc (ADR)	29,800	739,338

		6,369,150

Total Telecommunication Services		16,560,662

Utilities (1.5%)
Electric Utilities (0.7%)
Allegheny Energy, Inc.	3,400	83,368
American Electric Power Co., Inc.	9,600	347,808
Duke Energy Corp	26,300	465,773
Edison International	19,900	684,361
Entergy Corp.	3,800	290,814
Exelon Corp.	13,300	566,314
FirstEnergy Corp.	6,100	235,094
NextEra Energy, Inc.	8,300	451,437
Northeast Utilities	3,500	103,495
Pepco Holdings, Inc.	17,700	329,220
Pinnacle West Capital Corp.	12,500	515,875
PPL Corp.	7,500	204,225
Progress Energy, Inc.	5,700	253,194
Southern Co.	16,500	614,460

		5,145,438

Gas Utilities (0.1%)
Nicor, Inc.	900	41,238
Oneok, Inc.	2,076	93,503
UGI Corp.	12,700	363,347

		498,088

Independent Power Producers & Energy Traders (0.1%)
AES Corp.*	13,400	152,090
Constellation Energy Group, Inc.	22,900	738,296
NRG Energy, Inc.*	5,228	108,847

		999,233

Multi-Utilities (0.6%)
Ameren Corp.	4,700	133,480
CenterPoint Energy, Inc.	26,800	421,296
CMS Energy Corp.	30,675	552,763
Consolidated Edison, Inc.	5,700	274,854
Dominion Resources, Inc.	12,100	528,286
DTE Energy Co.	3,300	151,569
Integrys Energy Group, Inc.	1,500	78,090
NiSource, Inc.	37,500	652,500
PG&E Corp.	7,500	340,650
Public Service Enterprise Group, Inc.	10,200	337,416
SCANA Corp.	2,200	88,704
Sempra Energy	5,000	269,000
TECO Energy, Inc.	4,300	74,476
Wisconsin Energy Corp.	2,400	138,720
Xcel Energy, Inc.	9,200	211,324

		4,253,128

Total Utilities		10,895,887

Total Common Stocks (79.5%) (Cost $498,232,040)		555,074,263

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Convertible Bond (0.1%)
Telecommunication Services (0.1%)
Diversified Telecommunication Services (0.1%)
Level 3 Communications, Inc.
6.500%, 10/1/16	$554,000	566,465

Total Telecommunication Services		566,465

Total Convertible Bonds		566,465

Total Long-Term Debt Securities (0.1%) (Cost $554,000)		566,465

SHORT-TERM INVESTMENTS:
Government Securities (1.5%)
U.S. Treasury Bills
0.11%, 11/4/10 #(p)	$10,122,000	10,120,879

Time Deposit (19.0%)
JPMorgan Chase Nassau
0.000%, 10/1/10	132,883,515	132,883,515

Total Short-Term Investments (20.5%) (Cost/Amortized Cost $143,003,602)		143,004,394

Total Investments (100.1%) (Cost/Amortized Cost $641,789,642)		698,645,122
Other Assets Less Liabilities (-0.1%)		(871,860)

Net Assets (100%)		$697,773,262

*	Non-income producing.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $12,592,479.

(p)	Yield to maturity.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP CORE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

Glossary:

ADR — American Depositary Receipt

CVA — Dutch Certification

At September 30, 2010, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2010	Unrealized Appreciation/ (Depreciation)
S&P 500 E-Mini Index	2,378	December-10	$132,256,104	$135,153,630	$2,897,526

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$63,257,822	$—	$—	$63,257,822
Consumer Staples	38,936,775	—	—	38,936,775
Energy	65,383,586	6,096,490	—	71,480,076
Financials	73,206,803	10,466,790	—	83,673,593
Health Care	73,610,572	3,550,806	—	77,161,378
Industrials	47,210,769	—	—	47,210,769
Information Technology	126,105,844	—	—	126,105,844
Materials	19,791,457	—	—	19,791,457
Telecommunication Services	12,719,668	3,840,994	—	16,560,662
Utilities	10,895,887	—	—	10,895,887
Convertible Bonds
Telecommunication Services	—	566,465	—	566,465
Futures	2,897,526	—	—	2,897,526
Short-Term Investments	—	143,004,394	—	143,004,394

Total Assets	$534,016,709	$167,525,939	$—	$701,542,648

Total Liabilities	$—	$—	$—	$—

Total	$534,016,709	$167,525,939	$—	$701,542,648

Investment security transactions for the nine months ended September 30, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$217,920,733
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$363,644,756

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP CORE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

As of September 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$67,126,815
Aggregate gross unrealized depreciation	(27,781,244)

Net unrealized appreciation	$39,345,571

Federal income tax cost of investments	$659,299,551

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (8.4%)
Auto Components (0.9%)
Autoliv, Inc.	3,800	$248,254
BorgWarner, Inc.*	600	31,572
Federal-Mogul Corp.*	900	17,019
Johnson Controls, Inc.	274,150	8,361,575
Lear Corp.*	18,400	1,452,312
TRW Automotive Holdings Corp.*	38,000	1,579,280

		11,690,012

Automobiles (0.1%)
Ford Motor Co.*	144,400	1,767,456
Tesla Motors, Inc.*	300	6,078

		1,773,534

Distributors (0.0%)
Genuine Parts Co.	10,500	468,195

Diversified Consumer Services (0.1%)
Apollo Group, Inc., Class A*	6,660	341,991
Education Management Corp.*	1,200	17,616
H&R Block, Inc.	12,800	165,760
Service Corp. International	16,800	144,816

		670,183

Hotels, Restaurants & Leisure (0.3%)
Brinker International, Inc.	800	15,088
Carnival Corp.	18,100	691,601
Choice Hotels International, Inc.	1,700	61,982
Hyatt Hotels Corp., Class A*	2,900	108,431
International Speedway Corp., Class A	1,300	31,720
McDonald’s Corp.	9,840	733,178
MGM Resorts International*	15,200	171,456
Penn National Gaming, Inc.*	4,500	133,245
Royal Caribbean Cruises Ltd.*	44,600	1,406,238
Wendy’s/Arby’s Group, Inc., Class A	13,400	60,702
Wyndham Worldwide Corp.	11,900	326,893

		3,740,534

Household Durables (0.8%)
D.R. Horton, Inc.	78,300	870,696
Fortune Brands, Inc.	8,900	438,147
Garmin Ltd.	76,700	2,327,845
Harman International Industries, Inc.*	2,400	80,184
Jarden Corp.	6,100	189,893
KB Home	5,000	56,650
Leggett & Platt, Inc.	4,000	91,040
Lennar Corp., Class A	10,500	161,490
M.D.C. Holdings, Inc.	2,500	72,575
Mohawk Industries, Inc.*	3,300	175,890
Newell Rubbermaid, Inc.	18,400	327,704
NVR, Inc.*	2,300	1,489,319
Pulte Group, Inc.*	180,997	1,585,534
Stanley Black & Decker, Inc.	36,321	2,225,751
Toll Brothers, Inc.*	9,500	180,690
Whirlpool Corp.	2,900	234,784

		10,508,192

Internet & Catalog Retail (0.1%)
Expedia, Inc.	8,000	225,680
Liberty Media Corp. - Interactive, Class A*	39,500	541,545

		767,225

Leisure Equipment & Products (0.1%)
Hasbro, Inc.	26,900	1,197,319
Mattel, Inc.	10,100	236,946

		1,434,265

Media (4.1%)
Cablevision Systems Corp. - New York Group, Class A	85,700	2,244,483
CBS Corp., Class B	166,800	2,645,448
Central European Media Enterprises Ltd., Class A*	2,500	62,375
Clear Channel Outdoor Holdings, Inc., Class A*	2,600	29,718
Comcast Corp., Class A	373,000	6,743,840
DIRECTV, Class A*	47,500	1,977,425
Discovery Communications, Inc., Class A*	5,100	222,105
DISH Network Corp., Class A	13,200	252,912
Gannett Co., Inc.	62,300	761,929
Interpublic Group of Cos., Inc.*	113,900	1,142,417
John Wiley & Sons, Inc., Class A	200	8,172
Lamar Advertising Co., Class A*	3,000	95,460
Liberty Global, Inc., Class A*	15,700	483,717
Liberty Media Corp. - Capital*	4,900	255,094
Liberty Media Corp. - Starz*	3,460	224,485
Madison Square Garden, Inc., Class A*	2,675	56,389
McGraw-Hill Cos., Inc.	6,200	204,972
Meredith Corp.	1,400	46,634
New York Times Co., Class A*	8,900	68,886
News Corp., Class A	328,200	4,286,292
Omnicom Group, Inc.	67,755	2,674,967
Regal Entertainment Group, Class A	4,100	53,792
Thomson Reuters Corp.	16,700	626,751
Time Warner Cable, Inc.	109,060	5,888,149
Time Warner, Inc.	142,903	4,379,977
Viacom, Inc., Class B	288,700	10,448,053
Virgin Media, Inc.	21,900	504,138
Walt Disney Co.	222,950	7,381,875
Washington Post Co., Class B	400	159,764

		53,930,219

Multiline Retail (0.3%)
J.C. Penney Co., Inc.	10,500	285,390
Kohl’s Corp.*	59,700	3,144,996
Macy’s, Inc.	25,200	581,868
Sears Holdings Corp.*	3,000	216,420

		4,228,674

Specialty Retail (1.5%)
Aaron’s, Inc.	2,100	38,745
Abercrombie & Fitch Co., Class A	1,400	55,048
Advance Auto Parts, Inc.	13,530	793,940
American Eagle Outfitters, Inc.	9,700	145,112
AutoNation, Inc.*	2,900	67,425
Foot Locker, Inc.	88,600	1,287,358
GameStop Corp., Class A*	10,100	199,071
Gap, Inc.	98,700	1,839,768
Home Depot, Inc.	21,420	678,586
Lowe’s Cos., Inc.	445,975	9,940,783
Office Depot, Inc.*	218,100	1,003,260
RadioShack Corp.	8,300	177,039
Ross Stores, Inc.	31,600	1,725,992
Signet Jewelers Ltd.*	5,600	177,744
Staples, Inc.	38,045	795,901
TJX Cos., Inc.	24,900	1,111,287

		20,037,059

Textiles, Apparel & Luxury Goods (0.1%)
Jones Apparel Group, Inc.	56,500	1,109,660

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
VF Corp	5,900	$478,018

		1,587,678

Total Consumer Discretionary		110,835,770

Consumer Staples (9.1%)
Beverages (3.0%)
Brown-Forman Corp., Class B	1,800	110,952
Central European Distribution Corp.*	4,600	102,672
Coca-Cola Co.	177,750	10,401,930
Coca-Cola Enterprises, Inc.	8,200	254,200
Constellation Brands, Inc., Class A*	79,944	1,414,209
Diageo plc	183,494	3,159,228
Dr. Pepper Snapple Group, Inc.	11,300	401,376
Hansen Natural Corp.*	700	32,634
Molson Coors Brewing Co., Class B	72,900	3,442,338
PepsiCo, Inc.	306,215	20,344,925

		39,664,464

Food & Staples Retailing (0.9%)
BJ’s Wholesale Club, Inc.*	3,300	136,950
CVS Caremark Corp.	126,666	3,986,179
Kroger Co.	40,200	870,732
Safeway, Inc.	111,300	2,355,108
SUPERVALU, Inc.	14,000	161,420
Walgreen Co.	37,980	1,272,330
Wal-Mart Stores, Inc.	66,710	3,570,319

		12,353,038

Food Products (2.2%)
Archer-Daniels-Midland Co.	101,400	3,236,688
Bunge Ltd.	49,200	2,910,672
Campbell Soup Co.	4,900	175,175
ConAgra Foods, Inc.	63,400	1,390,996
Corn Products International, Inc.	5,000	187,500
Dean Foods Co.*	12,000	122,520
Del Monte Foods Co.	13,100	171,741
Flowers Foods, Inc.	3,100	77,004
General Mills, Inc.	93,360	3,411,375
H.J. Heinz Co.	12,400	587,388
Hershey Co.	4,200	199,878
Hormel Foods Corp.	4,600	205,160
J.M. Smucker Co.	24,519	1,484,135
Kellogg Co.	47,180	2,383,062
Kraft Foods, Inc., Class A	106,200	3,277,332
McCormick & Co., Inc. (Non-Voting)	4,400	184,976
Mead Johnson Nutrition Co.	11,708	666,302
Nestle S.A. (Registered)	60,921	3,245,524
Ralcorp Holdings, Inc.*	3,700	216,376
Sara Lee Corp.	163,275	2,192,783
Smithfield Foods, Inc.*	120,700	2,031,381
Tyson Foods, Inc., Class A	19,700	315,594

		28,673,562

Household Products (1.6%)
Clorox Co.	600	40,056
Colgate-Palmolive Co.	5,300	407,358
Energizer Holdings, Inc.*	4,700	315,981
Kimberly-Clark Corp.	33,700	2,192,185
Procter & Gamble Co.	300,952	18,048,091

		21,003,671

Personal Products (0.0%)
Alberto-Culver Co.	4,400	165,660
NBTY, Inc.*	3,800	208,924

		374,584

Tobacco (1.4%)
Altria Group, Inc.	238,305	5,724,086
Lorillard, Inc.	10,200	819,162
Philip Morris International, Inc.	157,245	8,808,865
Reynolds American, Inc.	52,150	3,097,189

		18,449,302

Total Consumer Staples		120,518,621

Energy (9.8%)
Energy Equipment & Services (1.0%)
Atwood Oceanics, Inc.*	2,900	88,305
Baker Hughes, Inc.	20,592	877,219
Cameron International Corp.*	6,900	296,424
Diamond Offshore Drilling, Inc.	3,100	210,087
Dresser-Rand Group, Inc.*	500	18,445
Ensco plc (ADR)	46,800	2,093,364
Exterran Holdings, Inc.*	3,700	84,027
Helmerich & Payne, Inc.	6,200	250,852
McDermott International, Inc.*	3,200	47,296
Nabors Industries Ltd.*	11,300	204,078
National Oilwell Varco, Inc	72,295	3,214,959
Noble Corp.	27,120	916,385
Oceaneering International, Inc.*	3,700	199,282
Oil States International, Inc.*	3,100	144,305
Patterson-UTI Energy, Inc	10,100	172,508
Pride International, Inc.*	7,000	206,010
Rowan Cos., Inc.*	41,300	1,253,868
Schlumberger Ltd.	11,511	709,193
SEACOR Holdings, Inc.*	1,400	119,224
Superior Energy Services, Inc.*	4,800	128,112
Tidewater, Inc.	3,400	152,354
Transocean Ltd.*	25,150	1,616,893
Unit Corp.*	2,700	100,683
Weatherford International Ltd.*	29,200	499,320

		13,603,193

Oil, Gas & Consumable Fuels (8.8%)
Alpha Natural Resources, Inc.*	7,000	288,050
Anadarko Petroleum Corp.	32,800	1,871,240
Apache Corp.	69,390	6,783,566
Arch Coal, Inc.	3,100	82,801
Atlas Energy, Inc.*	1,400	40,096
Cabot Oil & Gas Corp.	6,900	207,759
Chesapeake Energy Corp.	43,100	976,215
Chevron Corp.	219,784	17,813,493
Cobalt International Energy, Inc.*	4,800	45,840
Comstock Resources, Inc.*	3,100	69,719
ConocoPhillips	371,100	21,312,273
Consol Energy, Inc.	8,100	299,376
Continental Resources, Inc.*	200	9,272
Denbury Resources, Inc.*	26,355	418,781
Devon Energy Corp.	93,850	6,075,849
El Paso Corp.	38,000	470,440
EOG Resources, Inc.	18,585	1,727,847
EQT Corp.	700	25,242
Exxon Mobil Corp.	87,764	5,422,938
Forest Oil Corp.*	58,900	1,749,330
Frontier Oil Corp.	7,000	93,800
Frontline Ltd.	600	17,058
Hess Corp.	109,330	6,463,590
Holly Corp.	900	25,875
Marathon Oil Corp.	394,700	13,064,570
Mariner Energy, Inc.*	6,300	152,649
Massey Energy Co.	6,800	210,936
Murphy Oil Corp.	11,200	693,504
Newfield Exploration Co.*	42,100	2,418,224
Nexen, Inc.	71,700	1,441,170
Noble Energy, Inc.	11,600	871,044
Occidental Petroleum Corp.	196,811	15,410,301
Peabody Energy Corp.	17,800	872,378

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Petrohawk Energy Corp.*	5,800	$93,612
Pioneer Natural Resources Co.	7,700	500,731
Plains Exploration & Production Co.*	9,300	248,031
QEP Resources, Inc.	11,600	349,624
Quicksilver Resources, Inc.*	7,300	91,980
SandRidge Energy, Inc.*	9,800	55,664
SM Energy Co.	1,300	48,698
Southern Union Co.	8,200	197,292
Spectra Energy Corp.	42,900	967,395
Sunoco, Inc.	8,000	292,000
Teekay Corp.	2,800	74,844
Tesoro Corp.	9,300	124,248
Total S.A. (ADR)	79,165	4,084,914
Valero Energy Corp.	37,400	654,874
Whiting Petroleum Corp.*	3,200	305,632
Williams Cos., Inc.	22,700	433,797

		115,948,562

Total Energy		129,551,755

Financials (17.6%)
Capital Markets (3.0%)
Ameriprise Financial, Inc.	13,600	643,688
Ares Capital Corp.	12,600	197,190
Bank of New York Mellon Corp.	311,899	8,149,921
BlackRock, Inc.	11,400	1,940,850
E*TRADE Financial Corp.*	14,500	210,830
Federated Investors, Inc., Class B	1,800	40,968
GLG Partners, Inc.*	700	3,150
Goldman Sachs Group, Inc.	127,260	18,399,251
Invesco Ltd.	21,600	458,568
Janus Capital Group, Inc.	11,000	120,450
Jefferies Group, Inc.	7,700	174,713
Legg Mason, Inc.	10,200	309,162
Morgan Stanley	160,300	3,956,204
Northern Trust Corp.	9,600	463,104
Raymond James Financial, Inc.	6,500	164,645
State Street Corp.	99,610	3,751,312

		38,984,006

Commercial Banks (4.3%)
Associated Banc-Corp.	11,400	150,366
BancorpSouth, Inc.	5,500	77,990
Bank of Hawaii Corp.	2,200	98,824
BB&T Corp.	243,350	5,859,868
BOK Financial Corp.	1,700	76,721
CapitalSource, Inc.	21,300	113,742
CIT Group, Inc.*	13,200	538,824
City National Corp./California	3,000	159,210
Comerica, Inc.	46,000	1,708,900
Commerce Bancshares, Inc./Missouri	4,785	179,868
Cullen/Frost Bankers, Inc.	3,500	188,545
East West Bancorp, Inc.	9,700	157,916
Fifth Third Bancorp	218,500	2,628,555
First Citizens BancShares, Inc./North Carolina, Class A	400	74,108
First Horizon National Corp.*	15,558	177,521
Fulton Financial Corp.	13,100	118,686
Huntington Bancshares, Inc./Ohio	47,400	268,758
KeyCorp	58,200	463,272
M&T Bank Corp.	4,900	400,869
Marshall & Ilsley Corp.	34,900	245,696
PNC Financial Services Group, Inc.	69,883	3,627,627
Popular, Inc.*	67,700	196,330
Regions Financial Corp.	129,060	938,266
SunTrust Banks, Inc.	33,100	854,973
Synovus Financial Corp.	51,800	127,428
TCF Financial Corp.	9,400	152,186
U.S. Bancorp	413,150	8,932,303
Valley National Bancorp	10,598	136,714
Wells Fargo & Co.	1,118,160	28,099,361
Wilmington Trust Corp.	6,000	53,880
Zions Bancorp	11,400	243,504

		57,050,811

Consumer Finance (0.3%)
AmeriCredit Corp.*	4,200	102,732
Capital One Financial Corp.	74,100	2,930,655
Discover Financial Services	36,000	600,480
Green Dot Corp., Class A*	90	4,363
SLM Corp.*	32,100	370,755

		4,008,985

Diversified Financial Services (3.8%)
Bank of America Corp.	1,358,013	17,803,550
CBOE Holdings, Inc.	520	10,421
Citigroup, Inc.*	1,796,800	7,007,520
CME Group, Inc.	4,400	1,145,980
Interactive Brokers Group, Inc., Class A*	1,700	29,257
JPMorgan Chase & Co.	624,411	23,771,327
Leucadia National Corp.*	12,900	304,698
NASDAQ OMX Group, Inc.*	8,000	155,440
NYSE Euronext	13,500	385,695

		50,613,888

Insurance (5.1%)
ACE Ltd.	53,550	3,119,288
Aflac, Inc.	127,300	6,582,683
Alleghany Corp.*	530	160,606
Allied World Assurance Co. Holdings Ltd./Bermuda	3,400	192,406
Allstate Corp.	123,115	3,884,278
American Financial Group, Inc./Ohio	5,700	174,306
American International Group, Inc.*	8,000	312,800
American National Insurance Co.	500	37,985
Aon Corp.	206,545	8,077,975
Arch Capital Group Ltd.*	3,100	259,780
Arthur J. Gallagher & Co.	5,100	134,487
Aspen Insurance Holdings Ltd.	5,100	154,428
Assurant, Inc.	7,400	301,180
Assured Guaranty Ltd.	12,200	208,742
Axis Capital Holdings Ltd.	5,700	187,758
Berkshire Hathaway, Inc., Class B*	140,800	11,641,344
Brown & Brown, Inc.	3,500	70,665
Chubb Corp.	51,470	2,933,275
Cincinnati Financial Corp.	9,700	279,845
CNA Financial Corp.*	1,700	47,583
Endurance Specialty Holdings Ltd.	2,700	107,460
Erie Indemnity Co., Class A	500	28,030
Everest Reinsurance Group Ltd.	3,900	337,233
Fidelity National Financial, Inc., Class A	15,200	238,792
Genworth Financial, Inc., Class A*	26,400	322,608
Hanover Insurance Group, Inc.	3,000	141,000
Hartford Financial Services Group, Inc.	26,900	617,355
HCC Insurance Holdings, Inc.	7,600	198,284
Lincoln National Corp.	20,000	478,400
Loews Corp.	20,800	788,320
Markel Corp.*	700	241,213
Marsh & McLennan Cos., Inc.	2,800	67,536
MBIA, Inc.*	10,100	101,505
Mercury General Corp.	1,800	73,566
MetLife, Inc.	177,730	6,833,718

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Old Republic International Corp.	15,900	$220,215
OneBeacon Insurance Group Ltd., Class A	1,500	21,435
PartnerReinsurance Ltd.	5,200	416,936
Principal Financial Group, Inc.	21,200	549,504
Progressive Corp.	44,400	926,628
Protective Life Corp.	5,600	121,856
Prudential Financial, Inc.	89,865	4,868,886
Reinsurance Group of America, Inc.	4,900	236,621
RenaissanceReinsurance Holdings Ltd.	3,700	221,852
StanCorp Financial Group, Inc.	3,100	117,800
Symetra Financial Corp.	2,300	24,058
Torchmark Corp.	5,500	292,270
Transatlantic Holdings, Inc.	4,300	218,526
Travelers Cos., Inc.	124,799	6,502,028
Unitrin, Inc.	3,300	80,487
Unum Group	22,000	487,300
Validus Holdings Ltd.	4,300	113,348
W. R. Berkley Corp.	8,400	227,388
Wesco Financial Corp.	100	35,815
White Mountains Insurance Group Ltd.	500	154,230
XL Group plc	67,000	1,451,220

		66,624,837

Real Estate Investment Trusts (REITs) (1.0%)
Alexandria Real Estate Equities, Inc. (REIT)	3,300	231,000
AMB Property Corp. (REIT)	10,100	267,347
Annaly Capital Management, Inc. (REIT)	41,000	721,600
Apartment Investment & Management Co. (REIT), Class A	3,900	83,382
AvalonBay Communities, Inc. (REIT)	5,500	571,615
Boston Properties, Inc. (REIT)	9,200	764,704
Brandywine Realty Trust (REIT)	8,700	106,575
BRE Properties, Inc. (REIT)	4,200	174,300
Camden Property Trust (REIT)	4,400	211,068
Chimera Investment Corp. (REIT)	58,400	230,680
CommonWealth REIT (REIT)	4,225	108,160
Corporate Office Properties Trust/Maryland (REIT)	3,900	145,509
Developers Diversified Realty Corp. (REIT)	13,200	148,104
Digital Realty Trust, Inc. (REIT)	300	18,510
Douglas Emmett, Inc. (REIT)	8,000	140,080
Duke Realty Corp. (REIT)	16,600	192,394
Equity Residential (REIT)	17,600	837,232
Essex Property Trust, Inc. (REIT)	1,300	142,272
Federal Realty Investment Trust (REIT)	1,700	138,822
General Growth Properties, Inc. (REIT)	2,900	45,240
HCP, Inc. (REIT)	20,500	737,590
Health Care REIT, Inc.	8,200	388,188
Hospitality Properties Trust (REIT)	8,100	180,873
Host Hotels & Resorts, Inc. (REIT)	43,509	630,010
Kimco Realty Corp. (REIT)	26,800	422,100
Liberty Property Trust (REIT)	7,500	239,250
Macerich Co. (REIT)	8,635	370,873
Mack-Cali Realty Corp. (REIT)	5,200	170,092
Nationwide Health Properties, Inc. (REIT)	7,900	305,493
Piedmont Office Realty Trust, Inc. (REIT), Class A	3,400	64,294
Plum Creek Timber Co., Inc. (REIT)	6,200	218,860
ProLogis (REIT)	29,600	348,688
Public Storage (REIT)	900	87,336
Rayonier, Inc. (REIT)	3,700	185,444
Realty Income Corp. (REIT)	6,900	232,668
Regency Centers Corp. (REIT)	5,400	213,138
Senior Housing Properties Trust (REIT)	8,400	197,400
Simon Property Group, Inc. (REIT)	6,024	558,666
SL Green Realty Corp. (REIT)	5,200	329,316
Taubman Centers, Inc. (REIT)	3,600	160,596
UDR, Inc. (REIT)	10,000	211,200
Ventas, Inc. (REIT)	7,600	391,932
Vornado Realty Trust (REIT)	9,758	834,602
Weingarten Realty Investors (REIT)	7,900	172,378

		12,929,581

Real Estate Management & Development (0.0%)
Forest City Enterprises, Inc., Class A*	8,400	107,772
St. Joe Co.*	600	14,922

		122,694

Thrifts & Mortgage Finance (0.1%)
Capitol Federal Financial	1,200	29,640
First Niagara Financial Group, Inc.	13,800	160,770
Hudson City Bancorp, Inc.	28,600	350,636
New York Community Bancorp, Inc.	28,800	468,000
People’s United Financial, Inc.	24,600	322,014
TFS Financial Corp.	5,200	47,788
Washington Federal, Inc.	7,400	112,924

		1,491,772

Total Financials		231,826,574

Health Care (10.9%)
Biotechnology (0.5%)
Abraxis Bioscience, Inc.*	300	23,202
Amgen, Inc.*	63,500	3,499,485
Biogen Idec, Inc.*	16,000	897,920
Cephalon, Inc.*	5,000	312,200
Genzyme Corp.*	4,200	297,318
Gilead Sciences, Inc.*	45,000	1,602,450

		6,632,575

Health Care Equipment & Supplies (1.2%)
Alere, Inc.*	3,900	120,627
Baxter International, Inc.	6,600	314,886
Beckman Coulter, Inc.	4,700	229,313
Becton, Dickinson and Co.	27,980	2,073,318
Boston Scientific Corp.*	100,400	615,452
CareFusion Corp.*	9,300	231,012
Cooper Cos., Inc.	2,400	110,928
Covidien plc	109,300	4,392,767
Hill-Rom Holdings, Inc.	600	21,534
Hologic, Inc.*	17,100	273,771
Kinetic Concepts, Inc.*	3,800	139,004
Medtronic, Inc.	110,310	3,704,210
St. Jude Medical, Inc.*	58,820	2,313,979
Teleflex, Inc.	2,200	124,916
Zimmer Holdings, Inc.*	13,400	701,222

		15,366,939

Health Care Providers & Services (0.7%)
Aetna, Inc.	28,100	888,241
Brookdale Senior Living, Inc.*	4,800	78,288
Cardinal Health, Inc.	15,700	518,728
CIGNA Corp.	18,300	654,774
Community Health Systems, Inc.*	23,800	737,086
Coventry Health Care, Inc.*	9,800	210,994
Emdeon, Inc., Class A*	100	1,218

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Health Net, Inc.*	6,600	$179,454
Humana, Inc.*	11,300	567,712
LifePoint Hospitals, Inc.*	3,700	129,722
McKesson Corp.	10,200	630,156
MEDNAX, Inc.*	200	10,660
Omnicare, Inc.	7,100	169,548
Quest Diagnostics, Inc.	1,300	65,611
Tenet Healthcare Corp.*	8,900	42,008
UnitedHealth Group, Inc.	75,300	2,643,783
Universal Health Services, Inc., Class B	5,500	213,730
WellPoint, Inc.*	26,500	1,500,960

		9,242,673

Life Sciences Tools & Services (0.3%)
Bio-Rad Laboratories, Inc., Class A*	1,300	117,663
Charles River Laboratories International, Inc.*	3,300	109,395
Life Technologies Corp.*	3,500	163,415
PerkinElmer, Inc.	4,200	97,188
Thermo Fisher Scientific, Inc.*	49,390	2,364,793
Waters Corp.*	17,230	1,219,540

		4,071,994

Pharmaceuticals (8.2%)
Abbott Laboratories, Inc.	101,430	5,298,703
AstraZeneca plc (ADR)	42,300	2,144,610
Bristol-Myers Squibb Co.	113,837	3,086,121
Eli Lilly and Co.	51,900	1,895,907
Endo Pharmaceuticals Holdings, Inc.*	7,700	255,948
Forest Laboratories, Inc.*	18,900	584,577
GlaxoSmithKline plc	52,355	1,031,757
Johnson & Johnson	378,935	23,478,813
King Pharmaceuticals, Inc.*	16,500	164,340
Merck & Co., Inc.	632,995	23,300,546
Mylan, Inc.*	3,200	60,192
Pfizer, Inc.	2,013,955	34,579,607
Roche Holding AG	8,310	1,134,892
Sanofi-Aventis S.A. (ADR)	339,700	11,295,025
Watson Pharmaceuticals, Inc.*	7,400	313,094

		108,624,132

Total Health Care		143,938,313

Industrials (7.1%)
Aerospace & Defense (3.1%)
Alliant Techsystems, Inc.*	200	15,080
BE Aerospace, Inc.*	6,400	193,984
Boeing Co.	9,600	638,784
General Dynamics Corp.	22,900	1,438,349
Goodrich Corp.	6,000	442,380
Honeywell International, Inc.	259,805	11,415,832
ITT Corp.	12,200	571,326
L-3 Communications Holdings, Inc.	7,700	556,479
Lockheed Martin Corp.	126,930	9,047,570
Northrop Grumman Corp.	145,920	8,847,130
Raytheon Co.	25,200	1,151,892
Rockwell Collins, Inc.	5,000	291,250
Spirit AeroSystems Holdings, Inc., Class A*	5,900	117,587
United Technologies Corp.	76,780	5,469,039

		40,196,682

Air Freight & Logistics (0.1%)
FedEx Corp.	7,400	632,700
UTi Worldwide, Inc.	1,000	16,080

		648,780

Airlines (0.2%)
AMR Corp.*	14,900	93,423
Copa Holdings S.A., Class A	700	37,737
Delta Air Lines, Inc.*	143,400	1,669,176
Southwest Airlines Co.	42,700	558,089
UAL Corp.*	2,800	66,164

		2,424,589

Building Products (0.0%)
Armstrong World Industries, Inc.*	1,200	49,812
Masco Corp.	16,600	182,766
Owens Corning, Inc.*	3,300	84,579
USG Corp.*	2,600	34,294

		351,451

Commercial Services & Supplies (0.2%)
Avery Dennison Corp.	6,900	256,128
Cintas Corp.	8,800	242,440
Corrections Corp. of America*	6,200	153,016
Covanta Holding Corp.	8,000	126,000
KAR Auction Services, Inc.*	1,500	18,915
Pitney Bowes, Inc.	3,900	83,382
R.R. Donnelley & Sons Co.	12,900	218,784
Republic Services, Inc.	15,100	460,399
Waste Connections, Inc.*	1,100	43,626
Waste Management, Inc.	32,000	1,143,680

		2,746,370

Construction & Engineering (0.1%)
Aecom Technology Corp.*	4,600	111,596
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)*	3,900	95,355
Fluor Corp.	11,100	549,783
Jacobs Engineering Group, Inc.*	3,300	127,710
KBR, Inc.	10,000	246,400
Quanta Services, Inc.*	13,900	265,212
Shaw Group, Inc.*	2,400	80,544
URS Corp.*	5,500	208,890

		1,685,490

Electrical Equipment (0.0%)
Babcock & Wilcox Co.*	1,550	32,984
General Cable Corp.*	2,200	59,664
Hubbell, Inc., Class B	2,400	121,800
Regal-Beloit Corp.	400	23,476
Thomas & Betts Corp.*	2,900	118,958

		356,882

Industrial Conglomerates (1.4%)
3M Co.	32,910	2,853,626
Carlisle Cos., Inc.	3,700	110,815
General Electric Co.	778,400	12,649,000
Textron, Inc.	101,700	2,090,952
Tyco International Ltd.	28,900	1,061,497

		18,765,890

Machinery (1.3%)
AGCO Corp.*	6,200	241,862
Caterpillar, Inc.	62,450	4,913,566
CNH Global N.V.*	1,400	51,296
Crane Co.	3,300	125,202
Danaher Corp.	44,310	1,799,429
Deere & Co.	1,600	111,648
Dover Corp.	4,600	240,166
Eaton Corp.	28,560	2,355,914
Flowserve Corp.	600	65,652
Gardner Denver, Inc.	200	10,736
Harsco Corp.	4,900	120,442
IDEX Corp.	900	31,959
Ingersoll-Rand plc	76,200	2,721,102
Kennametal, Inc.	1,300	40,209
Parker Hannifin Corp.	36,300	2,543,178

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Pentair, Inc.	3,100	$104,253
Snap-On, Inc.	3,800	176,738
SPX Corp.	14,400	911,232
Terex Corp.*	37,100	850,332
Timken Co.	1,500	57,540
Trinity Industries, Inc.	5,200	115,804
Wabtec Corp.	2,700	129,033

		17,717,293

Marine (0.0%)
Alexander & Baldwin, Inc.	2,700	94,068
Kirby Corp.*	3,300	132,198

		226,266

Professional Services (0.2%)
Dun & Bradstreet Corp.	18,970	1,406,436
Equifax, Inc.	8,400	262,080
FTI Consulting, Inc.*	600	20,814
Manpower, Inc.	5,400	281,880
Towers Watson & Co., Class A	2,400	118,032

		2,089,242

Road & Rail (0.5%)
Canadian National Railway Co.	18,980	1,215,100
Con-way, Inc.	3,300	102,267
CSX Corp.	25,800	1,427,256
Hertz Global Holdings, Inc.*	1,800	19,062
Kansas City Southern*	2,800	104,748
Norfolk Southern Corp.	24,500	1,457,995
Ryder System, Inc.	1,700	72,709
Union Pacific Corp.	29,400	2,404,920

		6,804,057

Trading Companies & Distributors (0.0%)
GATX Corp.	2,200	64,504
WESCO International, Inc.*	1,900	74,651

		139,155

Total Industrials		94,152,147

Information Technology (7.0%)
Communications Equipment (1.7%)
Brocade Communications Systems, Inc.*	29,400	171,696
Cisco Systems, Inc.*	508,860	11,144,034
CommScope, Inc.*	6,200	147,188
EchoStar Corp., Class A*	2,400	45,792
Motorola, Inc.*	368,900	3,146,717
QUALCOMM, Inc.	172,700	7,792,224
Tellabs, Inc.	25,500	189,975

		22,637,626

Computers & Peripherals (0.5%)
Dell, Inc.*	157,500	2,041,200
Diebold, Inc.	3,400	105,706
Hewlett-Packard Co.	87,455	3,679,232
Lexmark International, Inc., Class A*	5,200	232,024
Seagate Technology plc*	8,900	104,842
Western Digital Corp.*	11,700	332,163

		6,495,167

Electronic Equipment, Instruments & Components (0.3%)
Arrow Electronics, Inc.*	7,100	189,783
Avnet, Inc.*	10,000	270,100
AVX Corp.	2,900	40,078
Corning, Inc.	90,400	1,652,512
Ingram Micro, Inc., Class A*	9,700	163,542
Itron, Inc.*	200	12,246
Jabil Circuit, Inc.	3,400	48,994
Molex, Inc.	8,800	184,184
Tech Data Corp.*	3,400	137,020
Tyco Electronics Ltd.	59,300	1,732,746
Vishay Intertechnology, Inc.*	11,400	110,352
Vishay Precision Group, Inc.*	742	11,583

		4,553,140

Internet Software & Services (0.2%)
AOL, Inc.*	7,075	175,106
eBay, Inc.*	47,200	1,151,680
IAC/InterActiveCorp*	3,400	89,318
Monster Worldwide, Inc.*	4,200	54,432
Yahoo!, Inc.*	53,000	751,010

		2,221,546

IT Services (1.4%)
Accenture plc, Class A	213,080	9,053,769
Amdocs Ltd.*	9,800	280,868
Broadridge Financial Solutions, Inc.	700	16,009
Computer Sciences Corp.	10,200	469,200
Convergys Corp.*	6,500	67,925
CoreLogic, Inc.	7,700	147,532
Fidelity National Information Services, Inc.	17,417	472,523
Fiserv, Inc.*	3,400	182,988
International Business Machines Corp.	33,630	4,511,128
Mastercard, Inc., Class A	9,250	2,072,000
Total System Services, Inc.	10,900	166,116
Western Union Co.	80,375	1,420,227

		18,860,285

Office Electronics (0.1%)
Xerox Corp.	91,294	944,893
Zebra Technologies Corp., Class A*	1,600	53,824

		998,717

Semiconductors & Semiconductor Equipment (1.3%)
Advanced Micro Devices, Inc.*	24,500	174,195
Atmel Corp.*	3,200	25,472
Fairchild Semiconductor International, Inc.*	8,300	78,020
Intel Corp.	342,100	6,578,583
International Rectifier Corp.*	4,600	97,014
Intersil Corp., Class A	5,300	61,957
KLA-Tencor Corp.	10,600	373,438
LSI Corp.*	43,200	196,992
MEMC Electronic Materials, Inc.*	8,700	103,704
Micron Technology, Inc.*	56,600	408,086
National Semiconductor Corp.	1,400	17,878
Novellus Systems, Inc.*	700	18,606
PMC-Sierra, Inc.*	14,300	105,248
SunPower Corp., Class A*	3,900	56,160
Texas Instruments, Inc.	328,825	8,924,310

		17,219,663

Software (1.5%)
Activision Blizzard, Inc.	25,000	270,500
CA, Inc.	4,700	99,264
Compuware Corp.*	6,400	54,592
Electronic Arts, Inc.*	1,300	21,359
Microsoft Corp.	570,350	13,967,872
Novell, Inc.*	23,000	137,310
Oracle Corp.	165,385	4,440,587
Symantec Corp.*	47,900	726,643
Synopsys, Inc.*	9,300	230,361

		19,948,488

Total Information Technology		92,934,632

Materials (2.7%)
Chemicals (1.2%)
Agrium, Inc. (When Issued)	8,200	614,918
Air Products & Chemicals, Inc.	31,020	2,569,076

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Ashland, Inc.	4,700	$229,219
Cabot Corp.	4,300	140,051
CF Industries Holdings, Inc.	12,881	1,230,135
Cytec Industries, Inc.	3,300	186,054
Dow Chemical Co.	76,500	2,100,690
E.I. du Pont de Nemours & Co.	39,300	1,753,566
Eastman Chemical Co.	3,800	281,200
FMC Corp.	1,500	102,615
Huntsman Corp.	12,400	143,344
Intrepid Potash, Inc.*	2,900	75,603
PPG Industries, Inc.	46,010	3,349,528
RPM International, Inc.	4,200	83,664
Sherwin-Williams Co.	31,590	2,373,673
Sigma-Aldrich Corp.	600	36,228
Valspar Corp.	5,900	187,915

		15,457,479

Construction Materials (0.0%)
Vulcan Materials Co.	8,500	313,820

Containers & Packaging (0.1%)
AptarGroup, Inc.	4,500	205,515
Ball Corp.	4,800	282,480
Bemis Co., Inc.	7,200	228,600
Greif, Inc., Class A	2,300	135,332
Owens-Illinois, Inc.*	7,500	210,450
Packaging Corp. of America	6,800	157,556
Pactiv Corp.*	900	29,682
Sealed Air Corp.	10,500	236,040
Sonoco Products Co.	6,600	220,704
Temple-Inland, Inc.	5,800	108,228

		1,814,587

Metals & Mining (1.3%)
AK Steel Holding Corp.	6,100	84,241
Alcoa, Inc.	57,800	699,958
Cliffs Natural Resources, Inc.	24,600	1,572,432
Commercial Metals Co.	48,800	707,112
Freeport-McMoRan Copper & Gold, Inc.	24,300	2,074,977
Newmont Mining Corp.	151,975	9,545,550
Nucor Corp.	11,900	454,580
Reliance Steel & Aluminum Co.	4,400	182,732
Royal Gold, Inc.	3,000	149,520
Schnitzer Steel Industries, Inc., Class A	1,200	57,936
Steel Dynamics, Inc.	58,200	821,202
United States Steel Corp.	7,700	337,568
Walter Energy, Inc.	800	65,032

		16,752,840

Paper & Forest Products (0.1%)
Domtar Corp.	2,800	180,824
International Paper Co.	6,400	139,200
MeadWestvaco Corp.	11,300	275,494
Weyerhaeuser Co.	35,392	557,778

		1,153,296

Total Materials		35,492,022

Telecommunication Services (4.0%)
Diversified Telecommunication Services (2.8%)
AT&T, Inc.	885,365	25,321,439
CenturyLink, Inc.	57,259	2,259,440
Frontier Communications Corp.	40,139	327,936
Level 3 Communications, Inc.*	67,300	63,080
Qwest Communications International, Inc.	115,000	721,050
Verizon Communications, Inc.	239,400	7,802,046
Windstream Corp.	18,700	229,823

		36,724,814

Wireless Telecommunication Services (1.2%)
Clearwire Corp., Class A*	2,200	17,798
Leap Wireless International, Inc.*	4,000	49,400
MetroPCS Communications, Inc.*	8,600	89,956
NII Holdings, Inc.*	2,300	94,530
Sprint Nextel Corp.*	383,800	1,776,994
Telephone & Data Systems, Inc.	5,600	183,680
U.S. Cellular Corp.*	1,000	45,970
Vodafone Group plc	1,503,643	3,710,816
Vodafone Group plc (ADR)	430,950	10,691,870

		16,661,014

Total Telecommunication Services		53,385,828

Utilities (3.5%)
Electric Utilities (1.6%)
Allegheny Energy, Inc.	11,200	274,624
American Electric Power Co., Inc.	59,700	2,162,931
DPL, Inc.	7,900	206,427
Duke Energy Corp.	86,900	1,538,999
Edison International	65,200	2,242,228
Entergy Corp.	24,230	1,854,322
Exelon Corp.	43,800	1,865,004
FirstEnergy Corp.	20,200	778,508
Great Plains Energy, Inc.	8,900	168,210
Hawaiian Electric Industries, Inc.	6,100	137,494
ITC Holdings Corp.	400	24,900
NextEra Energy, Inc.	30,440	1,655,631
Northeast Utilities	11,600	343,012
NV Energy, Inc.	15,500	203,825
Pepco Holdings, Inc.	53,500	995,100
Pinnacle West Capital Corp.	49,500	2,042,865
PPL Corp.	63,964	1,741,740
Progress Energy, Inc.	19,000	843,980
Southern Co.	54,600	2,033,304
Westar Energy, Inc.	7,300	176,879

		21,289,983

Gas Utilities (0.1%)
AGL Resources, Inc.	5,200	199,472
Atmos Energy Corp.	6,200	181,350
Energen Corp.	4,800	219,456
National Fuel Gas Co.	4,900	253,869
Oneok, Inc.	7,000	315,280
Questar Corp.	11,500	201,595
UGI Corp.	7,200	205,992

		1,577,014

Independent Power Producers & Energy Traders (0.3%)
AES Corp.*	44,300	502,805
Calpine Corp.*	12,300	153,135
Constellation Energy Group, Inc.	69,500	2,240,680
Mirant Corp.*	9,600	95,616
NRG Energy, Inc.*	16,900	351,858
Ormat Technologies, Inc.	600	17,502
RRI Energy, Inc.*	23,400	83,070

		3,444,666

Multi-Utilities (1.5%)
Alliant Energy Corp.	7,300	265,355
Ameren Corp.	28,000	795,200
CenterPoint Energy, Inc.	27,800	437,016
CMS Energy Corp.	53,050	955,961
Consolidated Edison, Inc.	18,700	901,714
Dominion Resources, Inc.	60,489	2,640,950
DTE Energy Co.	11,200	514,416
Integrys Energy Group, Inc.	5,100	265,506

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
MDU Resources Group, Inc.	12,400	$247,380
NiSource, Inc.	122,900	2,138,460
NSTAR	7,100	279,385
OGE Energy Corp.	6,400	255,168
PG&E Corp.	83,655	3,799,610
Public Service Enterprise Group, Inc.	84,465	2,794,102
SCANA Corp.	7,500	302,400
Sempra Energy	16,400	882,320
TECO Energy, Inc.	14,100	244,212
Vectren Corp.	5,300	137,111
Wisconsin Energy Corp.	7,800	450,840
Xcel Energy, Inc.	30,400	698,288

		19,005,394

Water Utilities (0.0%)
American Water Works Co., Inc.	11,500	267,605
Aqua America, Inc.	9,000	183,600

		451,205

Total Utilities		45,768,262

Total Common Stocks (80.1%) (Cost $957,391,516)		1,058,403,924

CONVERTIBLE PREFERRED STOCKS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Apache Corp.
6.000%*	6,900	401,494

Total Energy		401,494

Utilities (0.1%)
Electric Utilities (0.1%)
PPL Corp.
9.500%	7,500	425,400

Total Utilities		425,400

Total Convertible Preferred Stocks (0.1%) (Cost $727,515)		826,894

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Commercial Paper (0.1%)
General Electric Co.
0.12%, 10/1/10 (p)	$1,532,000	1,531,995

Government Securities (1.7%)
U.S. Treasury Bills
0.11%, 11/4/10 #(p)	22,008,300	22,005,862

Time Deposit (18.0%)
JPMorgan Chase Nassau
0.000%, 10/1/10	238,392,308	238,392,308

Total Short-Term Investments (19.8%) (Cost/Amortized Cost $261,928,710)		261,930,165

Total Investments (100.0%) (Cost/Amortized Cost $1,220,047,741)		1,321,160,983
Other Assets Less Liabilities (0.0%)		234,862

Net Assets (100%)		$1,321,395,845

*	Non-income producing.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $22,005,862.

(p)	Yield to maturity.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

At September 30, 2010, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2010	Unrealized Appreciation/ (Depreciation)
S&P 500 E-Mini Index	4,243	December-10	$236,227,609	$241,150,905	$4,923,296
S&P MidCap 400 E-Mini Index	138	December-10	10,591,795	11,041,380	449,585

					$5,372,881

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$110,835,770	$—	$—	$110,835,770
Consumer Staples	114,113,869	6,404,752	—	120,518,621
Energy	129,551,755	—	—	129,551,755
Financials	231,826,574	—	—	231,826,574
Health Care	141,771,664	2,166,649	—	143,938,313
Industrials	94,152,147	—	—	94,152,147
Information Technology	92,934,632	—	—	92,934,632
Materials	35,492,022	—	—	35,492,022
Telecommunication Services	49,675,012	3,710,816	—	53,385,828
Utilities	45,768,262	—	—	45,768,262
Convertible Preferred Stocks
Energy	401,494	—	—	401,494
Utilities	—	425,400	—	425,400
Futures	5,372,881	—	—	5,372,881
Short-Term Investments	—	261,930,165	—	261,930,165

Total Assets	$1,051,896,082	$274,637,782	$—	$1,326,533,864

Total Liabilities	$—	$—	$—	$—

Total	$1,051,896,082	$274,637,782	$—	$1,326,533,864

Investment security transactions for the nine months ended September 30, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$355,948,277
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$827,024,760

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

As of September 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$97,095,716
Aggregate gross unrealized depreciation	(34,081,041)

Net unrealized appreciation	$63,014,675

Federal income tax cost of investments	$1,258,146,308

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (16.0%)
Auto Components (1.0%)
American Axle & Manufacturing Holdings, Inc.*	7,581	$68,381
Amerigon, Inc.*	3,300	33,990
Autoliv, Inc.	3,668	239,630
BorgWarner, Inc.*	13,751	723,578
Cooper Tire & Rubber Co.	7,600	149,188
Dana Holding Corp.*	16,356	201,506
Dorman Products, Inc.*	1,368	42,162
Drew Industries, Inc.*	13,852	288,953
Exide Technologies, Inc.*	1,805	8,646
Federal-Mogul Corp.*	600	11,346
Fuel Systems Solutions, Inc.*	1,700	66,487
Gentex Corp.	71,300	1,391,063
Goodyear Tire & Rubber Co.*	30,939	332,594
Hawk Corp., Class A*	624	27,000
Lear Corp.*	1,763	139,153
Standard Motor Products, Inc.	915	9,635
Stoneridge, Inc.*	1,699	17,856
Tenneco, Inc.*	29,346	850,154
TRW Automotive Holdings Corp.*	6,714	279,034

		4,880,356

Automobiles (0.0%)
Tesla Motors, Inc.*	1,344	27,230
Thor Industries, Inc.	4,232	141,349
Winnebago Industries, Inc.*	3,546	36,949

		205,528

Distributors (0.6%)
Core-Mark Holding Co., Inc.*	100	3,096
LKQ Corp.*	134,900	2,805,920

		2,809,016

Diversified Consumer Services (1.2%)
American Public Education, Inc.*	2,286	75,118
Bridgepoint Education, Inc.*	2,474	38,248
Cambium Learning Group, Inc.*	1,110	3,552
Capella Education Co.*	2,153	167,116
Career Education Corp.*	8,287	177,922
Coinstar, Inc.*	24,206	1,040,616
Corinthian Colleges, Inc.*	10,869	76,300
CPI Corp.	732	18,944
DeVry, Inc.	8,080	397,617
Education Management Corp.*	3,010	44,187
Grand Canyon Education, Inc.*	30,114	660,400
Hillenbrand, Inc.	7,866	169,198
ITT Educational Services, Inc.*	4,362	306,518
K12, Inc.*	3,200	92,896
Learning Tree International, Inc.	1,000	10,120
Lincoln Educational Services Corp.*	2,023	29,151
Matthews International Corp., Class A	3,700	130,832
Pre-Paid Legal Services, Inc.*	875	54,679
Princeton Review, Inc.*	2,300	4,692
Sotheby’s, Inc.	8,537	314,332
Steiner Leisure Ltd.*	1,882	71,704
Strayer Education, Inc.	9,825	1,714,463
Universal Technical Institute, Inc.	2,800	54,740
Weight Watchers International, Inc.	4,197	130,904

		5,784,249

Hotels, Restaurants & Leisure (2.5%)
AFC Enterprises, Inc.*	2,319	28,756
Ambassadors Group, Inc.	2,536	28,758
Ameristar Casinos, Inc.	3,100	54,095
Bally Technologies, Inc.*	6,977	243,846
BJ’s Restaurants, Inc.*	2,820	79,411
Brinker International, Inc.	11,425	215,476
Buffalo Wild Wings, Inc.*	17,529	839,464
Burger King Holdings, Inc.	11,708	279,587
California Pizza Kitchen, Inc.*	2,554	43,571
Caribou Coffee Co., Inc.*	1,090	11,336
Carrols Restaurant Group, Inc.*	1,200	6,360
CEC Entertainment, Inc.*	2,788	95,712
Cheesecake Factory, Inc.*	55,055	1,457,306
Chipotle Mexican Grill, Inc.*	8,745	1,504,140
Choice Hotels International, Inc.	329	11,995
Churchill Downs, Inc.	242	8,644
Cracker Barrel Old Country Store, Inc.	2,814	142,839
Denny’s Corp.*	14,200	44,162
DineEquity, Inc.*	2,301	103,499
Domino’s Pizza, Inc.*	1,555	20,557
Einstein Noah Restaurant Group, Inc.*	600	6,360
Empire Resorts, Inc.*	2,891	3,209
Gaylord Entertainment Co.*	36,320	1,107,760
International Speedway Corp., Class A	660	16,104
Interval Leisure Group, Inc.*	5,400	72,738
Isle of Capri Casinos, Inc.*	266	1,905
Jack in the Box, Inc.*	6,457	138,438
Jamba, Inc.*	6,918	15,150
Krispy Kreme Doughnuts, Inc.*	9,200	42,136
Life Time Fitness, Inc.*	4,679	184,680
McCormick & Schmick’s Seafood Restaurants, Inc.*	643	5,003
MGM Resorts International*	61,522	693,968
Monarch Casino & Resort, Inc.*	351	3,935
Morgans Hotel Group Co.*	1,452	10,629
Multimedia Games, Inc.*	100	370
Orient-Express Hotels Ltd., Class A*	82,460	919,429
P.F. Chang’s China Bistro, Inc.	2,889	133,472
Panera Bread Co., Class A*	16,812	1,489,711
Papa John’s International, Inc.*	2,101	55,424
Peet’s Coffee & Tea, Inc.*	28,509	975,863
Pinnacle Entertainment, Inc.*	681	7,593
Ruth’s Hospitality Group, Inc.*	4,100	16,441
Scientific Games Corp., Class A*	4,336	42,059
Shuffle Master, Inc.*	91,742	771,550
Sonic Corp.*	7,800	63,024
Texas Roadhouse, Inc.*	7,071	99,418
Wendy’s/Arby’s Group, Inc., Class A	15,900	72,027
WMS Industries, Inc.*	7,338	279,358

		12,447,268

Household Durables (1.5%)
Blyth, Inc.	244	10,063
Ethan Allen Interiors, Inc.	717	12,519
Harman International Industries, Inc.*	4,271	142,694
iRobot Corp.*	2,660	49,396
Jarden Corp.	47,870	1,490,193
La-Z-Boy, Inc.*	655	5,528
Leggett & Platt, Inc.	11,357	258,485
Mohawk Industries, Inc.*	715	38,110
MRV Engenharia e Participacoes S.A.	144,780	1,390,470
National Presto Industries, Inc.	600	63,882
NVR, Inc.*	738	477,877
Sealy Corp.*	1,700	4,148
Tempur-Pedic International, Inc.*	93,290	2,891,990
Tupperware Brands Corp.	8,027	367,316
Universal Electronics, Inc.*	811	16,909

		7,219,580

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Internet & Catalog Retail (0.7%)
Blue Nile, Inc.*	18,197	$809,584
Drugstore.Com, Inc.*	13,800	26,496
Gaiam, Inc., Class A	79,968	534,986
HSN, Inc.*	5,100	152,490
Netflix, Inc.*	11,750	1,905,380
NutriSystem, Inc.	3,394	65,301
Orbitz Worldwide, Inc.*	2,458	15,485
Overstock.com, Inc.*	1,951	30,670
PetMed Express, Inc.	3,114	54,495
Shutterfly, Inc.*	3,393	88,184
U.S. Auto Parts Network, Inc.*	1,549	12,702
Vitacost.com, Inc.*	1,632	9,808

		3,705,581

Leisure Equipment & Products (0.4%)
Brunswick Corp.	88,083	1,340,623
Eastman Kodak Co.*	33,940	142,548
Leapfrog Enterprises, Inc.*	3,483	19,087
Polaris Industries, Inc.	3,991	259,814
Pool Corp.	6,258	125,598
Smith & Wesson Holding Corp.*	7,789	27,729
Sturm Ruger & Co., Inc.	2,700	36,828
Summer Infant, Inc.*	965	7,546

		1,959,773

Media (1.4%)
Arbitron, Inc.	3,300	92,301
Ballantyne Strong, Inc.*	1,461	12,638
Belo Corp., Class A*	11,522	71,436
Carmike Cinemas, Inc.*	890	7,761
CKX, Inc.*	1,526	7,477
Crown Media Holdings, Inc., Class A*	1,200	2,868
DreamWorks Animation SKG, Inc., Class A*	44,006	1,404,232
Entercom Communications Corp., Class A*	2,468	19,399
Entravision Communications Corp., Class A*	6,157	12,252
Global Sources Ltd.*	2,323	17,539
Harte-Hanks, Inc.	4,894	57,113
Interpublic Group of Cos., Inc.*	61,814	619,994
John Wiley & Sons, Inc., Class A	5,327	217,661
Knology, Inc.*	3,572	47,972
Lamar Advertising Co., Class A*	28,934	920,680
Lee Enterprises, Inc.*	5,576	14,944
Lions Gate Entertainment Corp.*	106,812	785,068
LodgeNet Interactive Corp.*	1,483	4,152
Madison Square Garden, Inc., Class A*	2,454	51,730
Martha Stewart Living Omnimedia, Inc., Class A*	3,282	15,557
McClatchy Co., Class A*	7,552	29,679
Media General, Inc., Class A*	529	4,740
Meredith Corp.	1,934	64,422
Morningstar, Inc.*	2,805	124,991
National CineMedia, Inc.	62,619	1,120,880
Playboy Enterprises, Inc., Class B*	2,677	13,760
PRIMEDIA, Inc.	100	380
Regal Entertainment Group, Class A	2,626	34,453
Rentrak Corp.*	1,500	37,905
Sirius XM Radio, Inc.*	490,861	589,033
SuperMedia, Inc.*	1,427	15,083
Valassis Communications, Inc.*	6,368	215,812
Value Line, Inc.	118	1,637
Warner Music Group Corp.*	1,152	5,184
Westwood One, Inc.*	435	3,693
World Wrestling Entertainment, Inc., Class A	2,644	36,778

		6,681,204

Multiline Retail (0.6%)
99 Cents Only Stores*	4,900	92,512
Big Lots, Inc.*	10,244	340,613
Bon-Ton Stores, Inc.*	493	5,014
Dollar Tree, Inc.*	20,560	1,002,506
Family Dollar Stores, Inc.	35,060	1,548,250
Retail Ventures, Inc.*	2,731	29,385

		3,018,280

Specialty Retail (4.5%)
Aaron’s, Inc.	5,182	95,608
Abercrombie & Fitch Co., Class A	8,512	334,692
Advance Auto Parts, Inc.	19,425	1,139,859
Aeropostale, Inc.*	11,816	274,722
American Eagle Outfitters, Inc.	6,599	98,721
America’s Car-Mart, Inc.*	733	18,457
AnnTaylor Stores Corp.*	7,427	150,323
Asbury Automotive Group, Inc.*	3,361	47,289
AutoNation, Inc.*	3,120	72,540
bebe stores, Inc.	1,077	7,765
Bed Bath & Beyond, Inc.*	27,600	1,198,116
Big 5 Sporting Goods Corp.	2,831	37,992
Brown Shoe Co., Inc.	3,746	42,967
Buckle, Inc.	3,098	82,221
CarMax, Inc.*	65,563	1,826,585
Casual Male Retail Group, Inc.*	3,834	15,643
Cato Corp., Class A	3,614	96,711
Chico’s FAS, Inc.	22,280	234,386
Children’s Place Retail Stores, Inc.*	3,134	152,845
Christopher & Banks Corp.	2,376	18,794
Citi Trends, Inc.*	1,955	47,331
Coldwater Creek, Inc.*	6,500	34,255
Collective Brands, Inc.*	5,541	89,432
Destination Maternity Corp.*	800	26,336
Dick’s Sporting Goods, Inc.*	92,751	2,600,738
Dress Barn, Inc.*	7,050	167,438
DSW, Inc., Class A*	1,817	52,148
Express, Inc.*	1,678	25,522
Finish Line, Inc., Class A	2,132	29,656
Group 1 Automotive, Inc.*	476	14,223
Guess?, Inc.	24,176	982,271
Gymboree Corp.*	23,727	985,620
hhgregg, Inc.*	1,702	42,142
Hibbett Sports, Inc.*	3,719	92,789
HOT Topic, Inc.	2,794	16,736
J. Crew Group, Inc.*	23,093	776,387
Jo-Ann Stores, Inc.*	3,457	154,009
Jos. A. Bank Clothiers, Inc.*	3,522	150,072
Kirkland’s, Inc.*	2,197	30,450
Lumber Liquidators Holdings, Inc.*	2,854	70,123
Midas, Inc.*	2,300	17,503
Monro Muffler Brake, Inc.	2,522	116,289
Office Depot, Inc.*	4,287	19,720
OfficeMax, Inc.*	4,078	53,381
Penske Automotive Group, Inc.*	2,106	27,799
PetSmart, Inc.	15,034	526,190
Pier 1 Imports, Inc.*	13,207	108,165
Ross Stores, Inc.	32,700	1,786,074
Rue21, Inc.*	1,830	47,232
Sally Beauty Holdings, Inc.*	10,789	120,837
Select Comfort Corp.*	5,865	39,765
Sonic Automotive, Inc., Class A*	600	5,898
Stein Mart, Inc.*	1,801	15,903

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Systemax, Inc.	1,218	$14,957
Talbots, Inc.*	7,743	101,433
Tractor Supply Co.	50,040	1,984,586
Ulta Salon Cosmetics & Fragrance, Inc.*	60,137	1,756,000
Urban Outfitters, Inc.*	14,170	445,505
Vitamin Shoppe, Inc.*	19,405	532,667
Wet Seal, Inc., Class A*	10,593	35,910
Williams-Sonoma, Inc.	53,172	1,685,552
Zumiez, Inc.*	2,800	59,248

		21,834,528

Textiles, Apparel & Luxury Goods (1.6%)
American Apparel, Inc.*	2,054	2,526
Carter’s, Inc.*	7,504	197,580
Cherokee, Inc.	895	16,325
Coach, Inc.	28,710	1,233,382
Columbia Sportswear Co.	10,500	613,620
Crocs, Inc.*	10,838	141,002
Culp, Inc.*	992	9,722
Deckers Outdoor Corp.*	4,977	248,651
Fossil, Inc.*	6,727	361,845
G-III Apparel Group Ltd.*	2,089	65,553
Hanesbrands, Inc.*	74,774	1,933,656
Iconix Brand Group, Inc.*	36,900	645,750
Joe’s Jeans, Inc.*	4,722	9,963
K-Swiss, Inc., Class A*	1,966	25,067
LaCrosse Footwear, Inc.	329	4,543
Liz Claiborne, Inc.*	11,761	71,507
Maidenform Brands, Inc.*	2,926	84,415
Oxford Industries, Inc.	1,897	45,111
Phillips-Van Heusen Corp.	7,137	429,362
R.G. Barry Corp.	467	4,805
Skechers U.S.A., Inc., Class A*	4,371	102,675
Steven Madden Ltd.*	3,152	129,421
Timberland Co., Class A*	3,676	72,822
True Religion Apparel, Inc.*	3,271	69,803
Under Armour, Inc., Class A*	18,673	841,032
Volcom, Inc.*	2,545	48,660
Warnaco Group, Inc.*	5,700	291,441
Weyco Group, Inc.	731	17,705
Wolverine World Wide, Inc.	6,300	182,763

		7,900,707

Total Consumer Discretionary		78,446,070

Consumer Staples (1.9%)
Beverages (0.2%)
Boston Beer Co., Inc., Class A*	1,144	76,499
Coca-Cola Bottling Co. Consolidated	565	29,905
Hansen Natural Corp.*	19,969	930,955
Heckmann Corp.*	11,210	43,719
National Beverage Corp.	1,300	18,200

		1,099,278

Food & Staples Retailing (0.1%)
Arden Group, Inc., Class A	133	10,973
BJ’s Wholesale Club, Inc.*	607	25,190
Casey’s General Stores, Inc.	1,827	76,277
Pricesmart, Inc.	2,075	60,445
Ruddick Corp.	2,898	100,503
United Natural Foods, Inc.*	5,500	182,270
Village Super Market, Inc., Class A	500	13,970

		469,628

Food Products (1.3%)
Alico, Inc.	257	5,973
B&G Foods, Inc.	3,179	34,715
Calavo Growers, Inc.	1,440	31,219
Cal-Maine Foods, Inc.	1,600	46,368
Darling International, Inc.*	8,071	68,765
Diamond Foods, Inc.	2,708	111,001
Farmer Bros Co.	248	3,968
Flowers Foods, Inc.	3,696	91,809
Green Mountain Coffee Roasters, Inc.*	117,380	3,661,082
Hain Celestial Group, Inc.*	25,300	606,694
J&J Snack Foods Corp.	1,700	71,281
Lancaster Colony Corp.	2,393	113,667
Lance, Inc.	3,300	70,290
Lifeway Foods, Inc.*	716	7,532
Pilgrim’s Pride Corp.*	1,800	10,116
Sanderson Farms, Inc.	2,589	112,078
Smart Balance, Inc.*	4,445	17,247
Synutra International, Inc.*	2,373	27,408
Tootsie Roll Industries, Inc.	2,714	67,524
TreeHouse Foods, Inc.*	21,100	972,710

		6,131,447

Household Products (0.1%)
Cellu Tissue Holdings, Inc.*	657	7,838
Church & Dwight Co., Inc.	9,015	585,434
WD-40 Co.	1,969	74,861

		668,133

Personal Products (0.2%)
Alberto-Culver Co.	2,621	98,681
Female Health Co.	2,500	12,875
Herbalife Ltd.	7,602	458,781
Inter Parfums, Inc.	1,736	30,536
Medifast, Inc.*	1,734	47,043
Nature’s Sunshine Products, Inc.*	539	4,819
Nu Skin Enterprises, Inc., Class A	6,500	187,200
Revlon, Inc., Class A*	858	10,828
USANA Health Sciences, Inc.*	700	28,252

		879,015

Tobacco (0.0%)
Star Scientific, Inc.*	14,200	29,820
Vector Group Ltd.	3,682	68,860

		98,680

Total Consumer Staples		9,346,181

Energy (3.0%)
Energy Equipment & Services (1.1%)
Atwood Oceanics, Inc.*	1,516	46,162
CARBO Ceramics, Inc.	2,448	198,288
Complete Production Services, Inc.*	32,240	659,308
Core Laboratories N.V.	5,640	496,546
Dresser-Rand Group, Inc.*	9,521	351,230
Dril-Quip, Inc.*	23,596	1,465,548
Exterran Holdings, Inc.*	1,016	23,073
ION Geophysical Corp.*	16,044	82,466
Key Energy Services, Inc.*	463	4,403
Lufkin Industries, Inc.	3,884	170,508
Matrix Service Co.*	600	5,250
Oceaneering International, Inc.*	12,550	675,943
Oil States International, Inc.*	201	9,356
OYO Geospace Corp.*	397	22,978
Rowan Cos., Inc.*	1,903	57,775
RPC, Inc.	3,857	81,614
Superior Energy Services, Inc.*	36,124	964,149
TETRA Technologies, Inc.*	1,513	15,433

		5,330,030

Oil, Gas & Consumable Fuels (1.9%)
Alpha Natural Resources, Inc.*	2,117	87,115
American Oil & Gas, Inc.*	6,241	50,552

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Apco Oil and Gas International, Inc.	1,400	$48,454
Arch Coal, Inc.	14,511	387,589
Atlas Energy, Inc.*	7,233	207,153
Bill Barrett Corp.*	20,900	752,400
BPZ Resources, Inc.*	3,474	13,305
Brigham Exploration Co.*	60,388	1,132,275
Cabot Oil & Gas Corp.	20,090	604,910
Callon Petroleum Co.*	3,340	16,533
CAMAC Energy, Inc.*	5,687	18,142
Carrizo Oil & Gas, Inc.*	4,067	97,364
Cheniere Energy, Inc.*	3,700	9,324
Clayton Williams Energy, Inc.*	601	30,405
Clean Energy Fuels Corp.*	5,041	71,633
Cloud Peak Energy, Inc.*	1,200	21,900
Comstock Resources, Inc.*	23,300	524,017
Concho Resources, Inc.*	11,565	765,256
Consol Energy, Inc.	25,100	927,696
Contango Oil & Gas Co.*	1,094	54,875
Endeavour International Corp.*	20,900	26,961
Energy XXI Bermuda Ltd.*	6,396	147,812
Evolution Petroleum Corp.*	1,253	7,531
EXCO Resources, Inc.	18,602	276,612
Forest Oil Corp.*	9,134	271,280
Frontline Ltd.	5,359	152,356
FX Energy, Inc.*	7,100	29,394
Golar LNG Ltd.	950	11,894
Gulfport Energy Corp.*	3,543	49,035
Holly Corp.	3,909	112,384
Houston American Energy Corp.	2,251	22,510
Isramco, Inc.*	200	12,040
James River Coal Co.*	2,907	50,960
Karoon Gas Australia Ltd.*	41,449	302,472
Kodiak Oil & Gas Corp.*	14,298	48,470
L&L Energy, Inc.*	1,662	13,329
Magnum Hunter Resources Corp.*	6,002	24,848
Mariner Energy, Inc.*	1,043	25,272
McMoRan Exploration Co.*	10,400	178,984
Northern Oil and Gas, Inc.*	5,651	95,728
Oasis Petroleum, Inc.*	3,013	58,362
Panhandle Oil and Gas, Inc., Class A	1,021	25,208
PetroQuest Energy, Inc.*	1,117	6,802
Quicksilver Resources, Inc.*	1,175	14,805
RAM Energy Resources, Inc.*	5,346	8,340
Rentech, Inc.*	25,405	25,049
Rex Energy Corp.*	968	12,390
Rosetta Resources, Inc.*	4,082	95,886
SandRidge Energy, Inc.*	26,177	148,685
Scorpio Tankers, Inc.*	582	6,571
SM Energy Co.	22,994	861,355
Syntroleum Corp.*	10,600	19,822
TransAtlantic Petroleum Ltd.*	18,600	55,056
Uranium Energy Corp.*	8,800	28,864
VAALCO Energy, Inc.*	100	574
Venoco, Inc.*	692	13,584
W&T Offshore, Inc.	714	7,568
Warren Resources, Inc.*	3,600	14,292
Whiting Petroleum Corp.*	388	37,058
World Fuel Services Corp.	4,369	113,638

		9,234,679

Total Energy		14,564,709

Financials (5.0%)
Capital Markets (2.7%)
Affiliated Managers Group, Inc.*	23,638	1,844,000
Ameriprise Financial, Inc.	23,760	1,124,561
Artio Global Investors, Inc.	3,137	47,996
BGC Partners, Inc., Class A	6,982	41,683
Cohen & Steers, Inc.	1,682	36,499
Diamond Hill Investment Group, Inc.	300	21,900
Duff & Phelps Corp., Class A	3,267	44,006
Eaton Vance Corp.	14,900	432,696
Epoch Holding Corp.	1,900	24,472
Evercore Partners, Inc., Class A	20,064	574,031
Federated Investors, Inc., Class B	7,571	172,316
Financial Engines, Inc.*	1,077	14,303
GAMCO Investors, Inc., Class A	529	20,382
GFI Group, Inc.	5,520	25,613
Gleacher & Co., Inc.*	6,332	10,195
GLG Partners, Inc.*	15,646	70,407
Greenhill & Co., Inc.	14,031	1,112,939
HFF, Inc., Class A*	882	8,185
Invesco Ltd.	79,230	1,682,053
Janus Capital Group, Inc.	65,121	713,075
JMP Group, Inc.	300	1,830
KBW, Inc.	29,845	764,032
Ladenburg Thalmann Financial Services, Inc.*	10,014	10,214
Lazard Ltd., Class A	33,581	1,178,021
optionsXpress Holdings, Inc.*	5,200	79,872
Pzena Investment Management, Inc., Class A	949	6,520
Rodman & Renshaw Capital Group, Inc.*	1,603	3,446
Safeguard Scientifics, Inc.*	618	7,744
SEI Investments Co.	60,700	1,234,638
Stifel Financial Corp.*	30,583	1,415,687
TradeStation Group, Inc.*	1,303	8,574
Virtus Investment Partners, Inc.*	327	9,895
Waddell & Reed Financial, Inc., Class A	11,000	300,960
Westwood Holdings Group, Inc.	723	24,459

		13,067,204

Commercial Banks (0.6%)
Arrow Financial Corp.	183	4,598
Bancolombia S.A. (ADR)	13,800	905,694
Bank of Hawaii Corp.	1,948	87,504
Bank of the Ozarks, Inc.	211	7,826
Bridge Bancorp, Inc.	321	8,022
First Financial Bankshares, Inc.	1,191	55,965
First Interstate Bancsystem, Inc.	29,200	393,032
IBERIABANK Corp.	9,500	474,810
Investors Bancorp, Inc.*	709	8,395
Signature Bank/New York*	23,418	909,555
Suffolk Bancorp	434	10,989
SY Bancorp, Inc.	300	7,446
Westamerica Bancorp	1,657	90,290

		2,964,126

Consumer Finance (0.1%)
Advance America Cash Advance Centers, Inc.	1,970	7,939
Cardtronics, Inc.*	3,527	54,422
Cash America International, Inc.	887	31,045
CompuCredit Holdings Corp.	300	1,446
Credit Acceptance Corp.*	649	39,303
Dollar Financial Corp.*	3,198	66,742
EZCORP, Inc., Class A*	5,700	114,228
First Cash Financial Services, Inc.*	3,837	106,477
Green Dot Corp., Class A*	3,100	150,288
Nelnet, Inc., Class A	500	11,440

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
World Acceptance Corp.*	868	$38,331

		621,661

Diversified Financial Services (0.1%)
Encore Capital Group, Inc.*	972	17,515
Life Partners Holdings, Inc.	1,014	19,296
MarketAxess Holdings, Inc.	3,800	64,524
MSCI, Inc., Class A*	13,943	463,047
NewStar Financial, Inc.*	400	2,964
Portfolio Recovery Associates, Inc.*	2,173	140,485

		707,831

Insurance (0.3%)
Arthur J. Gallagher & Co.	3,575	94,273
Axis Capital Holdings Ltd.	4,300	141,642
Brown & Brown, Inc.	7,830	158,088
CNO Financial Group, Inc.*	1,653	9,157
Crawford & Co., Class B*	2,000	4,860
eHealth, Inc.*	3,101	40,065
Endurance Specialty Holdings Ltd.	891	35,462
Erie Indemnity Co., Class A	2,600	145,756
Genworth Financial, Inc., Class A*	80,500	983,710
Tower Group, Inc.	2,571	60,033
Validus Holdings Ltd.	1,297	34,189

		1,707,235

Real Estate Investment Trusts (REITs) (0.7%)
Acadia Realty Trust (REIT)	1,101	20,919
Alexander’s, Inc. (REIT)	186	58,735
AMB Property Corp. (REIT)	1,976	52,305
Apartment Investment & Management Co. (REIT), Class A	7,276	155,561
Associated Estates Realty Corp. (REIT)	2,257	31,553
Chatham Lodging Trust (REIT)*	19,300	359,173
Digital Realty Trust, Inc. (REIT)	10,396	641,433
DuPont Fabros Technology, Inc. (REIT)	2,081	52,337
EastGroup Properties, Inc. (REIT)	1,725	64,480
Equity Lifestyle Properties, Inc. (REIT)	2,260	123,125
Essex Property Trust, Inc. (REIT)	1,479	161,862
Federal Realty Investment Trust (REIT)	4,635	378,494
FelCor Lodging Trust, Inc. (REIT)*	45,048	207,221
Getty Realty Corp. (REIT)	1,180	31,659
Home Properties, Inc. (REIT)	1,637	86,597
LTC Properties, Inc. (REIT)	582	14,853
Mid-America Apartment Communities, Inc. (REIT)	2,550	148,614
National Health Investors, Inc. (REIT)	1,489	65,605
Omega Healthcare Investors, Inc. (REIT)	2,236	50,198
Potlatch Corp. (REIT)	2,701	91,834
PS Business Parks, Inc. (REIT)	600	33,942
Rayonier, Inc. (REIT)	3,131	156,926
Saul Centers, Inc. (REIT)	580	24,331
Strategic Hotels & Resorts, Inc. (REIT)*	4,241	17,982
Tanger Factory Outlet Centers (REIT)	3,015	142,127
UDR, Inc. (REIT)	621	13,116
Universal Health Realty Income Trust (REIT)	671	23,089
Washington Real Estate Investment Trust (REIT)	2,033	64,507

		3,272,578

Real Estate Management & Development (0.3%)
CB Richard Ellis Group, Inc., Class A*	36,035	658,720
Jones Lang LaSalle, Inc.	5,310	458,093
Kennedy-Wilson Holdings, Inc.*	1,650	17,490
St. Joe Co.*	10,540	262,130
Tejon Ranch Co.*	591	12,807

		1,409,240

Thrifts & Mortgage Finance (0.2%)
Capitol Federal Financial	263	6,496
Northwest Bancshares, Inc.	49,300	551,667
Oritani Financial Corp.	32,900	328,342
TrustCo Bank Corp. NY	1,650	9,174
ViewPoint Financial Group	1,131	10,462

		906,141

Total Financials		24,656,016

Health Care (12.5%)
Biotechnology (2.5%)
Abraxis Bioscience, Inc.*	350	27,069
Acorda Therapeutics, Inc.*	4,928	162,723
Affymax, Inc.*	1,996	11,876
Alexion Pharmaceuticals, Inc.*	22,141	1,424,995
Alkermes, Inc.*	3,554	52,066
Allos Therapeutics, Inc.*	9,576	45,199
Alnylam Pharmaceuticals, Inc.*	4,400	54,032
AMAG Pharmaceuticals, Inc.*	2,603	44,798
Amylin Pharmaceuticals, Inc.*	32,512	677,875
Arena Pharmaceuticals, Inc.*	12,100	18,997
ARIAD Pharmaceuticals, Inc.*	13,300	50,806
ArQule, Inc.*	41,504	213,746
Array BioPharma, Inc.*	8,000	25,840
AspenBio Pharma, Inc.*	4,238	2,161
AVI BioPharma, Inc.*	16,100	29,624
BioCryst Pharmaceuticals, Inc.*	3,595	17,759
BioMarin Pharmaceutical, Inc.*	28,352	633,667
BioSante Pharmaceuticals, Inc.*	5,985	10,055
Biospecifics Technologies Corp.*	533	14,348
Biotime, Inc.*	2,443	11,604
Celera Corp.*	1,442	9,719
Celldex Therapeutics, Inc.*	3,900	15,600
Cepheid, Inc.*	7,400	138,454
Chelsea Therapeutics International, Ltd.*	5,500	28,160
Clinical Data, Inc.*	1,493	25,187
Codexis, Inc.*	479	4,598
Cubist Pharmaceuticals, Inc.*	7,300	170,747
Curis, Inc.*	11,300	15,481
Cytokinetics, Inc.*	7,400	19,536
Cytori Therapeutics, Inc.*	4,854	23,736
CytRx Corp.*	10,855	8,140
Dendreon Corp.*	3,890	160,190
Dyax Corp.*	13,400	31,758
Dynavax Technologies Corp.*	7,865	14,393
Emergent Biosolutions, Inc.*	2,152	37,144
Enzon Pharmaceuticals, Inc.*	4,192	47,160
Exact Sciences Corp.*	3,792	27,454
Exelixis, Inc.*	8,261	32,383
Genomic Health, Inc.*	1,556	20,788
Geron Corp.*	11,607	64,187
Halozyme Therapeutics, Inc.*	9,087	70,061
Human Genome Sciences, Inc.*	40,901	1,218,441
Idenix Pharmaceuticals, Inc.*	5,400	16,740
Immunogen, Inc.*	8,452	52,994
Immunomedics, Inc.*	10,100	32,522

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Incyte Corp.*	27,840	$445,162
Infinity Pharmaceuticals, Inc.*	700	3,857
Inhibitex, Inc.*	5,763	10,373
Inovio Pharmaceuticals, Inc.*	4,795	5,994
InterMune, Inc.*	5,500	74,910
Ironwood Pharmaceuticals, Inc.*	22,749	231,585
Isis Pharmaceuticals, Inc.*	11,900	99,960
Keryx Biopharmaceuticals, Inc.*	6,256	30,091
Lexicon Pharmaceuticals, Inc.*	8,200	13,120
Ligand Pharmaceuticals, Inc., Class B*	17,700	27,966
MannKind Corp.*	7,884	53,296
Maxygen, Inc.*	733	4,244
Medivation, Inc.*	4,095	53,235
Metabolix, Inc.*	3,300	41,514
Micromet, Inc.*	10,107	67,919
Momenta Pharmaceuticals, Inc.*	5,173	77,854
Myriad Genetics, Inc.*	12,191	200,054
Nabi Biopharmaceuticals*	5,342	25,642
Nanosphere, Inc.*	1,600	8,048
Neuralstem, Inc.*	4,425	11,151
Neurocrine Biosciences, Inc.*	6,641	40,244
NeurogesX, Inc.*	1,500	10,365
Novavax, Inc.*	11,400	24,966
NPS Pharmaceuticals, Inc.*	7,726	52,846
Nymox Pharmaceutical Corp.*	1,250	4,462
Omeros Corp.*	2,126	15,499
Onyx Pharmaceuticals, Inc.*	19,900	524,962
Opko Health, Inc.*	8,200	18,368
Orexigen Therapeutics, Inc.*	2,800	16,604
Osiris Therapeutics, Inc.*	1,972	14,356
PDL BioPharma, Inc.	14,900	78,374
Peregrine Pharmaceuticals, Inc.*	5,025	7,286
Pharmacyclics, Inc.*	4,576	36,883
Pharmasset, Inc.*	3,753	110,713
Progenics Pharmaceuticals, Inc.*	3,200	16,160
Regeneron Pharmaceuticals, Inc.*	34,540	946,396
Rigel Pharmaceuticals, Inc.*	6,699	56,339
Sangamo BioSciences, Inc.*	6,700	22,981
Savient Pharmaceuticals, Inc.*	22,693	518,989
Sciclone Pharmaceuticals, Inc.*	6,000	15,840
Seattle Genetics, Inc.*	24,040	373,341
SIGA Technologies, Inc.*	3,952	33,434
Spectrum Pharmaceuticals, Inc.*	6,138	25,595
StemCells, Inc.*	19,800	16,434
Synta Pharmaceuticals Corp.*	2,700	10,773
Talecris Biotherapeutics Holdings Corp.*	6,400	146,432
Targacept, Inc.*	3,012	67,288
Theravance, Inc.*	7,942	159,634
Transcept Pharmaceuticals, Inc.*	24,000	167,280
United Therapeutics Corp.*	18,272	1,023,415
Vanda Pharmaceuticals, Inc.*	3,745	25,017
Vical, Inc.*	7,600	16,948
Zalicus, Inc.*	6,004	7,805
ZIOPHARM Oncology, Inc.*	5,560	20,850
ZymoGenetics, Inc.*	5,300	51,675

		11,979,342

Health Care Equipment & Supplies (3.0%)
Abaxis, Inc.*	2,863	66,135
ABIOMED, Inc.*	4,074	43,225
Accuray, Inc.*	6,000	37,320
AGA Medical Holdings, Inc.*	1,800	25,128
Alere, Inc.*	3,092	95,636
Align Technology, Inc.*	41,190	806,500
Alimera Sciences, Inc.*	519	4,967
Alphatec Holdings, Inc.*	6,000	12,780
American Medical Systems Holdings, Inc.*	55,700	1,090,606
Analogic Corp.	1,164	52,240
Antares Pharma, Inc.*	6,450	9,352
ArthroCare Corp.*	3,405	92,548
Atrion Corp.	177	27,879
Cerus Corp.*	4,324	16,604
Conceptus, Inc.*	4,009	55,124
Cooper Cos., Inc.	771	35,636
CryoLife, Inc.*	880	5,342
Cyberonics, Inc.*	3,513	93,727
Delcath Systems, Inc.*	4,723	34,100
DexCom, Inc.*	93,263	1,232,937
Edwards Lifesciences Corp.*	21,200	1,421,460
Endologix, Inc.*	7,500	34,200
Exactech, Inc.*	855	13,954
Gen-Probe, Inc.*	6,200	300,452
Haemonetics Corp.*	3,145	184,077
Hansen Medical, Inc.*	4,700	6,721
HeartWare International, Inc.*	4,229	290,786
Hill-Rom Holdings, Inc.	6,722	241,253
Hologic, Inc.*	81,230	1,300,492
ICU Medical, Inc.*	352	13,126
IDEXX Laboratories, Inc.*	7,303	450,741
Immucor, Inc.*	8,700	172,521
Insulet Corp.*	5,000	70,700
Integra LifeSciences Holdings Corp.*	2,637	104,056
Invacare Corp.	371	9,835
IRIS International, Inc.*	2,136	20,506
Kensey Nash Corp.*	758	21,899
Kinetic Concepts, Inc.*	752	27,508
MAKO Surgical Corp.*	3,172	30,388
Masimo Corp.	24,625	672,509
MELA Sciences, Inc.*	2,999	19,553
Meridian Bioscience, Inc.	5,000	109,400
Merit Medical Systems, Inc.*	3,300	52,437
Natus Medical, Inc.*	3,539	51,563
Neogen Corp.*	2,798	94,712
NuVasive, Inc.*	21,950	771,323
NxStage Medical, Inc.*	3,400	64,940
OraSure Technologies, Inc.*	6,400	25,920
Orthofix International N.V.*	2,255	70,852
Orthovita, Inc.*	10,300	23,381
Palomar Medical Technologies, Inc.*	1,434	14,813
Quidel Corp.*	3,008	33,058
ResMed, Inc.*	39,752	1,304,263
Rochester Medical Corp.*	1,500	16,365
RTI Biologics, Inc.*	2,500	6,575
Sirona Dental Systems, Inc.*	21,519	775,545
SonoSite, Inc.*	1,880	62,999
Spectranetics Corp.*	5,000	27,100
STAAR Surgical Co.*	3,922	21,218
Stereotaxis, Inc.*	4,018	16,634
STERIS Corp.	7,146	237,390
SurModics, Inc.*	1,250	14,900
Synovis Life Technologies, Inc.*	1,480	22,126
Teleflex, Inc.	837	47,525
Thoratec Corp.*	7,251	268,142
TomoTherapy, Inc.*	3,800	13,376
Unilife Corp.*	5,499	33,159
Vascular Solutions, Inc.*	2,208	25,348
Volcano Corp.*	35,099	911,872
West Pharmaceutical Services, Inc.	4,200	144,102
Wright Medical Group, Inc.*	3,124	45,017

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Young Innovations, Inc.	343	$9,813
Zoll Medical Corp.*	2,707	87,355

		14,647,746

Health Care Providers & Services (2.3%)
Air Methods Corp.*	1,446	60,125
Alliance HealthCare Services, Inc.*	4,200	19,236
Allied Healthcare International, Inc.*	100	250
Almost Family, Inc.*	1,041	30,845
Amedisys, Inc.*	3,598	85,632
America Service Group, Inc.	1,200	17,856
American Dental Partners, Inc.*	442	5,331
AMERIGROUP Corp.*	871	36,991
AMN Healthcare Services, Inc.*	2,505	12,876
Bio-Reference Labs, Inc.*	3,115	64,979
BioScrip, Inc.*	4,199	21,667
Brookdale Senior Living, Inc.*	1,162	18,952
CardioNet, Inc.*	822	3,707
Catalyst Health Solutions, Inc.*	4,836	170,276
Centene Corp.*	30,170	711,710
Chemed Corp.	2,894	164,871
Chindex International, Inc.*	993	15,004
Clarient, Inc.*	5,900	19,942
Community Health Systems, Inc.*	23,106	715,593
Continucare Corp.*	3,344	14,045
Corvel Corp.*	961	40,795
Coventry Health Care, Inc.*	44,040	948,181
Emdeon, Inc., Class A*	3,273	39,865
Emergency Medical Services Corp., Class A*	19,470	1,036,778
Emeritus Corp.*	2,800	47,768
Ensign Group, Inc.	1,800	32,310
Genoptix, Inc.*	2,093	29,721
Gentiva Health Services, Inc.*	1,200	26,220
Hanger Orthopedic Group, Inc.*	1,604	23,322
Health Grades, Inc.*	3,800	31,122
Health Management Associates, Inc., Class A*	31,500	241,290
HealthSouth Corp.*	11,204	215,117
Healthspring, Inc.*	10,029	259,149
HMS Holdings Corp.*	19,105	1,126,049
IPC The Hospitalist Co., Inc.*	1,969	53,793
Landauer, Inc.	1,160	72,651
LCA-Vision, Inc.*	2,290	12,755
LHC Group, Inc.*	1,970	45,684
Lincare Holdings, Inc.	48,624	1,219,976
Magellan Health Services, Inc.*	18,050	852,682
MEDNAX, Inc.*	5,611	299,066
Metropolitan Health Networks, Inc.*	6,100	23,180
Molina Healthcare, Inc.*	587	15,843
MWI Veterinary Supply, Inc.*	10,043	579,682
Omnicare, Inc.	1,617	38,614
Owens & Minor, Inc.	6,300	179,298
Patterson Cos., Inc.	12,908	369,814
PDI, Inc.*	545	4,763
PharMerica Corp.*	1,591	15,162
Providence Service Corp.*	1,700	27,863
PSS World Medical, Inc.*	7,343	156,993
Psychiatric Solutions, Inc.*	5,275	176,976
RehabCare Group, Inc.*	605	12,233
Rural/Metro Corp.*	1,668	14,195
Sunrise Senior Living, Inc.*	6,663	22,854
Team Health Holdings, Inc.*	2,000	25,820
Tenet Healthcare Corp.*	43,000	202,960
U.S. Physical Therapy, Inc.*	1,100	18,392
Universal Health Services, Inc., Class B	702	27,280
VCA Antech, Inc.*	31,300	660,117

		11,416,221

Health Care Technology (1.4%)
Allscripts Healthcare Solutions, Inc.*	84,531	1,561,287
athenahealth, Inc.*	22,290	736,016
Computer Programs & Systems, Inc.	1,161	49,424
MedAssets, Inc.*	33,423	703,220
Medidata Solutions, Inc.*	2,256	43,315
MedQuist, Inc.*	864	7,568
Merge Healthcare, Inc.*	6,100	17,690
Omnicell, Inc.*	3,922	51,300
Quality Systems, Inc.	10,822	717,607
SXC Health Solutions Corp.*	82,436	3,006,441
Transcend Services, Inc.*	1,300	19,825
Vital Images, Inc.*	1,342	17,755

		6,931,448

Life Sciences Tools & Services (1.2%)
Accelrys, Inc.*	4,946	34,424
Affymetrix, Inc.*	1,282	5,846
Bruker Corp.*	9,191	128,950
Caliper Life Sciences, Inc.*	4,635	18,494
Charles River Laboratories International, Inc.*	1,979	65,604
Covance, Inc.*	21,600	1,010,664
Dionex Corp.*	2,200	190,168
Enzo Biochem, Inc.*	4,100	15,580
eResearchTechnology, Inc.*	6,300	47,124
Furiex Pharmaceuticals, Inc.*	1,108	12,498
Kendle International, Inc.*	303	2,824
Luminex Corp.*	4,661	74,576
Mettler-Toledo International, Inc.*	4,257	529,741
PAREXEL International Corp.*	51,300	1,186,569
PerkinElmer, Inc.	6,772	156,704
Pharmaceutical Product Development, Inc.	89,100	2,208,789
Pure Bioscience*	3,725	8,605
Sequenom, Inc.*	8,124	56,949
Techne Corp.	4,534	279,884

		6,033,993

Pharmaceuticals (2.1%)
Acura Pharmaceuticals, Inc.*	1,300	3,237
Akorn, Inc.*	8,600	34,744
Alexza Pharmaceuticals, Inc.*	3,276	10,385
Aoxing Pharmaceutical Co., Inc.*	2,369	7,249
Ardea Biosciences, Inc.*	14,789	340,147
Auxilium Pharmaceuticals, Inc.*	52,689	1,305,634
AVANIR Pharmaceuticals, Inc., Class A*	10,300	32,857
Biodel, Inc.*	2,700	14,310
BioMimetic Therapeutics, Inc.*	2,194	25,012
BMP Sunstone Corp.*	1,432	10,883
Cadence Pharmaceuticals, Inc.*	51,800	432,530
Caraco Pharmaceutical Laboratories, Ltd.*	800	4,304
Corcept Therapeutics, Inc.*	2,562	9,966
Cumberland Pharmaceuticals, Inc.*	1,300	7,553
Cypress Bioscience, Inc.*	1,934	7,446
Depomed, Inc.*	8,100	36,288
Durect Corp.*	13,300	33,782
Eurand N.V.*	1,523	14,986
Hi-Tech Pharmacal Co., Inc.*	1,135	22,973
Impax Laboratories, Inc.*	39,589	783,862
Inspire Pharmaceuticals, Inc.*	7,400	44,030

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Jazz Pharmaceuticals, Inc.*	1,631	$17,501
Lannett Co., Inc.*	800	3,664
MAP Pharmaceuticals, Inc.*	23,388	357,836
Medicines Co.*	3,666	52,057
Mylan, Inc.*	62,830	1,181,832
Nektar Therapeutics*	30,430	449,451
Neostem, Inc.*	2,644	5,367
Obagi Medical Products, Inc.*	2,311	24,266
Optimer Pharmaceuticals, Inc.*	4,261	39,073
Pain Therapeutics, Inc.*	5,600	34,608
Pozen, Inc.*	3,000	21,240
Questcor Pharmaceuticals, Inc.*	7,100	70,432
Salix Pharmaceuticals Ltd.*	52,820	2,098,010
Santarus, Inc.*	8,400	25,284
Shionogi & Co., Ltd.	52,230	956,007
Somaxon Pharmaceuticals, Inc.*	3,418	13,296
Sucampo Pharmaceuticals, Inc., Class A*	400	1,500
SuperGen, Inc.*	3,440	7,190
Vivus, Inc.*	10,200	68,238
Watson Pharmaceuticals, Inc.*	33,700	1,425,847
XenoPort, Inc.*	3,500	24,885

		10,059,762

Total Health Care		61,068,512

Industrials (13.3%)
Aerospace & Defense (1.3%)
Aerovironment, Inc.*	1,927	42,876
Alliant Techsystems, Inc.*	3,805	286,897
American Science & Engineering, Inc.	1,137	83,740
Applied Energetics, Inc.*	8,014	8,976
Applied Signal Technology, Inc.	917	22,815
Astronics Corp.*	1,109	19,352
BE Aerospace, Inc.*	38,610	1,170,269
Cubic Corp.	866	35,333
DigitalGlobe, Inc.*	3,412	103,725
Esterline Technologies Corp.*	6,000	343,380
GenCorp, Inc.*	1,096	5,392
GeoEye, Inc.*	2,841	115,004
HEICO Corp.	28,495	1,300,512
Hexcel Corp.*	56,033	996,827
Orbital Sciences Corp.*	3,061	46,833
Safran S.A.	43,558	1,224,425
Spirit AeroSystems Holdings, Inc., Class A*	2,147	42,790
Taser International, Inc.*	8,053	31,245
Teledyne Technologies, Inc.*	1,175	46,788
TransDigm Group, Inc.	6,221	386,013

		6,313,192

Air Freight & Logistics (0.5%)
Atlas Air Worldwide Holdings, Inc.*	12,250	616,175
Dynamex, Inc.*	865	13,191
Expeditors International of Washington, Inc.	29,960	1,385,051
Forward Air Corp.	3,661	95,186
Hub Group, Inc., Class A*	4,718	138,049
Pacer International, Inc.*	4,269	25,785
Park-Ohio Holdings Corp.*	914	12,156
UTi Worldwide, Inc.	11,013	177,089

		2,462,682

Airlines (0.7%)
Alaska Air Group, Inc.*	244	12,451
Allegiant Travel Co.	25,200	1,066,464
AMR Corp.*	13,794	86,488
Continental Airlines, Inc., Class B*	17,712	439,966
Copa Holdings S.A., Class A	2,455	132,349
Hawaiian Holdings, Inc.*	1,985	11,890
JetBlue Airways Corp.*	179,400	1,200,186
UAL Corp.*	16,015	378,435

		3,328,229

Building Products (0.5%)
A.O. Smith Corp.	2,850	164,986
AAON, Inc.	1,736	40,831
Armstrong World Industries, Inc.*	349	14,487
Builders FirstSource, Inc.*	2,805	6,395
Lennox International, Inc.	22,733	947,739
NCI Building Systems, Inc.*	2,179	20,766
Owens Corning, Inc.*	8,022	205,604
Quanex Building Products Corp.	1,311	22,641
Simpson Manufacturing Co., Inc.	31,467	811,219
Trex Co., Inc.*	1,984	37,835
USG Corp.*	3,487	45,994

		2,318,497

Commercial Services & Supplies (1.3%)
ABM Industries, Inc.	1,791	38,668
American Reprographics Co.*	1,160	9,106
APAC Customer Services, Inc.*	4,200	23,772
ATC Technology Corp.*	1,147	28,377
Bowne & Co., Inc.	3,547	40,187
Brink’s Co.	5,265	121,095
Casella Waste Systems, Inc., Class A*	2,660	11,172
Cenveo, Inc.*	7,700	38,731
Clean Harbors, Inc.*	15,301	1,036,643
Consolidated Graphics, Inc.*	1,177	48,787
Copart, Inc.*	9,064	298,840
Corrections Corp. of America*	75,149	1,854,677
Deluxe Corp.	6,083	116,368
EnerNOC, Inc.*	2,488	78,148
GEO Group, Inc.*	4,442	103,721
Healthcare Services Group, Inc.	5,414	123,385
Herman Miller, Inc.	7,250	142,680
HNI Corp.	5,712	164,277
Innerworkings, Inc.*	3,400	22,338
Interface, Inc., Class A	6,415	91,285
KAR Auction Services, Inc.*	810	10,214
Knoll, Inc.	5,800	89,958
McGrath RentCorp.	1,177	28,189
Mine Safety Appliances Co.	2,552	69,159
Mobile Mini, Inc.*	54,700	839,098
Multi-Color Corp.	569	8,763
Rollins, Inc.	5,300	123,914
Schawk, Inc.	913	16,854
Standard Parking Corp.*	1,799	30,763
Standard Register Co.	1,600	4,672
Sykes Enterprises, Inc.*	731	9,927
Team, Inc.*	396	6,815
Tetra Tech, Inc.*	7,700	161,469
U.S. Ecology, Inc.	2,200	35,200
United Stationers, Inc.*	1,926	103,060
Viad Corp.	408	7,891
Waste Connections, Inc.*	7,747	307,246

		6,245,449

Construction & Engineering (0.5%)
Aecom Technology Corp.*	72,330	1,754,726
Argan, Inc.*	623	5,825
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)*	5,169	126,382
Furmanite Corp.*	4,000	19,520
Great Lakes Dredge & Dock Corp.	3,305	19,202

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Insituform Technologies, Inc., Class A*	4,263	$103,079
KBR, Inc.	671	16,533
Michael Baker Corp.*	204	6,724
MYR Group, Inc.*	566	9,277
Orion Marine Group, Inc.*	3,200	39,712
Primoris Services Corp.	994	6,501
Shaw Group, Inc.*	6,207	208,307

		2,315,788

Electrical Equipment (1.2%)
A123 Systems, Inc.*	9,174	82,291
Acuity Brands, Inc.	5,495	243,099
Advanced Battery Technologies, Inc.*	6,206	22,279
American Superconductor Corp.*	5,600	174,160
AMETEK, Inc.	34,951	1,669,609
AZZ, Inc.	1,528	65,459
Baldor Electric Co.	32,266	1,303,546
Belden, Inc.	5,906	155,800
Broadwind Energy, Inc.*	3,878	7,252
Capstone Turbine Corp.*	27,946	21,577
Coleman Cable, Inc.*	830	4,972
Ener1, Inc.*	8,100	29,808
EnerSys*	1,410	35,208
Franklin Electric Co., Inc.	2,700	89,532
FuelCell Energy, Inc.*	9,800	12,054
Generac Holdings, Inc.*	960	13,094
General Cable Corp.*	2,356	63,895
GrafTech International Ltd.*	15,211	237,748
Hubbell, Inc., Class B	3,048	154,686
II-VI, Inc.*	3,152	117,664
LaBarge, Inc.*	1,800	22,482
Polypore International, Inc.*	2,834	85,473
PowerSecure International, Inc.*	2,334	21,613
Preformed Line Products Co.	234	8,160
Regal-Beloit Corp.	17,536	1,029,188
SatCon Technology Corp.*	9,700	36,472
Thomas & Betts Corp.*	1,229	50,414
UQM Technologies, Inc.*	3,827	9,797
Vicor Corp.	2,477	36,189
Woodward Governor Co.	7,699	249,602

		6,053,123

Industrial Conglomerates (0.0%)
Carlisle Cos., Inc.	697	20,875
Raven Industries, Inc.	2,119	80,289

		101,164

Machinery (3.9%)
3D Systems Corp.*	2,376	37,327
Actuant Corp., Class A	46,461	1,066,745
Albany International Corp., Class A	399	7,549
Altra Holdings, Inc.*	3,430	50,524
Ampco-Pittsburgh Corp.	300	7,446
ArvinMeritor, Inc.*	11,884	184,677
Badger Meter, Inc.	1,921	77,762
Barnes Group, Inc.	5,407	95,109
Blount International, Inc.*	5,744	73,121
Briggs & Stratton Corp.	3,934	74,785
Bucyrus International, Inc.	22,906	1,588,531
CLARCOR, Inc.	5,964	230,389
Colfax Corp.*	2,844	42,290
Donaldson Co., Inc.	9,788	461,308
Dynamic Materials Corp.	846	12,783
Energy Recovery, Inc.*	5,500	19,745
EnPro Industries, Inc.*	826	25,837
Flow International Corp.*	6,500	17,095
Gardner Denver, Inc.	6,257	335,876
Gorman-Rupp Co.	1,584	43,655
Graco, Inc.	7,656	242,925
Graham Corp.	1,332	20,673
Harsco Corp.	1,024	25,170
IDEX Corp.	31,495	1,118,388
Ingersoll-Rand plc	70,340	2,511,841
John Bean Technologies Corp.	3,557	57,303
Joy Global, Inc.	13,880	976,042
Kaydon Corp.	20,825	720,545
Kennametal, Inc.	7,723	238,872
Lincoln Electric Holdings, Inc.	21,650	1,251,803
Lindsay Corp.	1,592	68,966
Manitowoc Co., Inc.	16,586	200,857
Met-Pro Corp.	755	7,618
Middleby Corp.*	2,100	133,119
Mueller Industries, Inc.	266	7,046
Mueller Water Products, Inc., Class A	18,225	55,040
NACCO Industries, Inc., Class A	674	58,901
Navistar International Corp.*	41,718	1,820,574
Nordson Corp.	4,391	323,573
Oshkosh Corp.*	11,340	311,850
Pall Corp.	14,851	618,396
Pentair, Inc.	6,480	217,922
PMFG, Inc.*	2,300	39,215
RBC Bearings, Inc.*	26,295	893,504
Sauer-Danfoss, Inc.*	1,617	34,426
SPX Corp.	1,223	77,392
Sun Hydraulics Corp.	1,563	44,061
Tennant Co.	2,456	75,890
Timken Co.	8,050	308,798
Titan International, Inc.	420	5,699
Toro Co.	4,310	242,351
Trimas Corp.*	2,110	31,334
Valmont Industries, Inc.	10,576	765,702
WABCO Holdings, Inc.*	8,129	340,930
Wabtec Corp.	10,914	521,580
Xerium Technologies, Inc.*	616	8,119

		18,828,979

Marine (0.1%)
Kirby Corp.*	16,412	657,465

Professional Services (1.1%)
Acacia Research Corp.- Acacia Technologies*	4,600	80,960
Administaff, Inc.	2,808	75,620
Advisory Board Co.*	2,041	90,110
CBIZ, Inc.*	3,890	23,068
CDI Corp.	316	4,083
Corporate Executive Board Co.	4,200	132,552
CoStar Group, Inc.*	2,624	127,815
CRA International, Inc.*	276	4,982
Dolan Co.*	1,980	22,513
Exponent, Inc.*	1,813	60,899
Franklin Covey Co.*	2,000	15,900
FTI Consulting, Inc.*	4,828	167,483
GP Strategies Corp.*	1,000	9,090
Hill International, Inc.*	1,658	7,428
Hudson Highland Group, Inc.*	3,623	12,463
Huron Consulting Group, Inc.*	33,261	731,409
ICF International, Inc.*	24,020	602,181
IHS, Inc., Class A*	6,127	416,636
Kelly Services, Inc., Class A*	511	5,994
Kforce, Inc.*	64,282	881,949
Korn/Ferry International*	319	5,276
Manpower, Inc.	26,000	1,357,200

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Mistras Group, Inc.*	1,636	$18,945
Navigant Consulting, Inc.*	1,683	19,573
On Assignment, Inc.*	900	4,725
Resources Connection, Inc.	5,600	77,056
Robert Half International, Inc.	19,038	494,988
School Specialty, Inc.*	808	10,512
Towers Watson & Co., Class A	913	44,901
TrueBlue, Inc.*	2,997	40,909
Volt Information Sciences, Inc.*	1,456	10,483
VSE Corp.	358	12,627

		5,570,330

Road & Rail (1.7%)
Avis Budget Group, Inc.*	12,969	151,089
Celadon Group, Inc.*	1,850	25,549
Con-way, Inc.	620	19,214
Dollar Thrifty Automotive Group, Inc.*	3,619	181,457
Genesee & Wyoming, Inc., Class A*	22,252	965,514
Heartland Express, Inc.	6,199	92,179
Hertz Global Holdings, Inc.*	20,876	221,077
J.B. Hunt Transport Services, Inc.	44,400	1,540,680
Kansas City Southern*	7,625	285,251
Knight Transportation, Inc.	71,971	1,391,199
Landstar System, Inc.	6,374	246,164
Localiza Rent a Car S.A.	117,930	1,965,500
Marten Transport Ltd.	40,429	937,144
Old Dominion Freight Line, Inc.*	4,765	121,126
Patriot Transportation Holding, Inc.*	111	7,784
Roadrunner Transportation Systems, Inc.*	354	3,837
Ryder System, Inc.	3,541	151,449

		8,306,213

Trading Companies & Distributors (0.5%)
Applied Industrial Technologies, Inc.	5,348	163,649
Beacon Roofing Supply, Inc.*	5,667	82,568
CAI International, Inc.*	358	5,431
DXP Enterprises, Inc.*	826	15,678
GATX Corp.	1,750	51,310
Houston Wire & Cable Co.	2,037	20,431
Kaman Corp.	1,951	51,136
MSC Industrial Direct Co., Class A	19,207	1,037,946
TAL International Group, Inc.	542	13,127
Textainer Group Holdings Ltd.	954	25,510
Titan Machinery, Inc.*	778	12,681
United Rentals, Inc.*	40,200	596,568
Watsco, Inc.	3,534	196,773
WESCO International, Inc.*	1,851	72,726

		2,345,534

Total Industrials		64,846,645

Information Technology (21.5%)
Communications Equipment (3.5%)
AAC Acoustic Technologies Holdings, Inc.	288,000	628,052
Acme Packet, Inc.*	37,980	1,440,961
ADC Telecommunications, Inc.*	10,476	132,731
ADTRAN, Inc.	34,952	1,233,806
Anaren, Inc.*	395	6,632
Arris Group, Inc.*	3,273	31,977
Aruba Networks, Inc.*	115,508	2,464,941
BigBand Networks, Inc.*	3,638	10,332
Blue Coat Systems, Inc.*	5,300	127,518
Calix, Inc.*	453	6,505
Ciena Corp.*	11,694	182,076
Comtech Telecommunications Corp.*	1,345	36,786
DG FastChannel, Inc.*	3,186	69,296
Digi International, Inc.*	500	4,745
EMS Technologies, Inc.*	288	5,365
Extreme Networks, Inc.*	1,749	5,439
F5 Networks, Inc.*	3,530	366,449
Finisar Corp.*	66,315	1,246,059
Harmonic, Inc.*	3,174	21,837
Hughes Communications, Inc.*	930	25,343
Infinera Corp.*	73,160	853,777
InterDigital, Inc.*	5,500	162,855
Ixia*	54,300	673,320
JDS Uniphase Corp.*	27,262	337,776
KVH Industries, Inc.*	2,200	33,022
Loral Space & Communications, Inc.*	1,428	74,542
Meru Networks, Inc.*	433	7,465
NETGEAR, Inc.*	4,447	120,113
Network Engines, Inc.*	3,838	5,603
Network Equipment Technologies, Inc.*	3,220	11,109
Occam Networks, Inc.*	957	7,493
Oclaro, Inc.*	6,239	99,886
Oplink Communications, Inc.*	1,214	24,086
Plantronics, Inc.	6,120	206,734
Polycom, Inc.*	106,264	2,898,882
Riverbed Technology, Inc.*	52,790	2,406,168
SeaChange International, Inc.*	1,898	14,064
ShoreTel, Inc.*	97,600	484,096
Sonus Networks, Inc.*	21,670	76,495
Tekelec*	1,222	15,837
ViaSat, Inc.*	17,481	718,644

		17,278,817

Computers & Peripherals (0.7%)
Compellent Technologies, Inc.*	2,790	50,722
Cray, Inc.*	2,500	16,500
Diebold, Inc.	1,867	58,045
Hypercom Corp.*	5,099	33,144
Immersion Corp.*	3,634	21,477
Intermec, Inc.*	3,865	47,385
Intevac, Inc.*	697	6,977
Isilon Systems, Inc.*	3,447	76,799
NCR Corp.*	20,200	275,326
NetApp, Inc.*	33,593	1,672,596
Netezza Corp.*	17,785	479,306
Novatel Wireless, Inc.*	688	5,421
Presstek, Inc.*	2,758	6,040
QLogic Corp.*	14,188	250,276
Quantum Corp.*	26,300	55,756
STEC, Inc.*	5,092	63,395
Stratasys, Inc.*	2,698	74,789
Super Micro Computer, Inc.*	3,080	32,001
Synaptics, Inc.*	4,229	119,004
Xyratex Ltd.*	3,808	56,511

		3,401,470

Electronic Equipment, Instruments & Components (1.9%)
Anixter International, Inc.*	1,774	95,778
Arrow Electronics, Inc.*	1,841	49,210
AVX Corp.	900	12,438
Benchmark Electronics, Inc.*	781	12,808
Brightpoint, Inc.*	8,721	60,960
Checkpoint Systems, Inc.*	1,890	38,462
Cogent, Inc.*	1,837	19,546
Cognex Corp.	3,969	106,449
Coherent, Inc.*	2,199	87,982
Comverge, Inc.*	3,200	25,152
CTS Corp.	1,237	11,900

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Daktronics, Inc.	1,216	$11,941
DDi Corp.	1,675	15,477
DTS, Inc.*	13,944	532,242
Echelon Corp.*	3,764	32,182
FARO Technologies, Inc.*	44,200	964,002
FLIR Systems, Inc.*	19,431	499,377
ICx Technologies, Inc.*	760	5,738
Ingram Micro, Inc., Class A*	395	6,660
Insight Enterprises, Inc.*	1,513	23,663
IPG Photonics Corp.*	3,400	82,076
Itron, Inc.*	4,700	287,781
Jabil Circuit, Inc	96,280	1,387,395
Keithley Instruments, Inc.	1,064	22,887
Littelfuse, Inc.*	2,373	103,700
Maxwell Technologies, Inc.*	3,300	48,213
Methode Electronics, Inc.	2,719	24,689
Microvision, Inc.*	11,980	26,236
MTS Systems Corp.	2,065	64,015
Multi-Fineline Electronix, Inc.*	1,327	29,181
National Instruments Corp.	34,955	1,141,630
Newport Corp.*	950	10,773
OSI Systems, Inc.*	1,570	57,022
Park Electrochemical Corp.	1,607	42,328
Plexus Corp.*	5,098	149,626
Power-One, Inc.*	8,813	80,110
RadiSys Corp.*	2,500	23,550
Rofin-Sinar Technologies, Inc.*	1,783	45,253
Rogers Corp.*	679	21,375
Sanmina-SCI Corp.*	111,843	1,351,063
SMART Modular Technologies (WWH), Inc.*	3,547	21,388
Technitrol, Inc.	4,472	19,722
Trimble Navigation Ltd.*	40,800	1,429,632
TTM Technologies, Inc.*	1,768	17,309
Universal Display Corp.*	3,937	92,519

		9,191,440

Internet Software & Services (2.5%)
Ancestry.com, Inc.*	2,348	53,441
Archipelago Learning, Inc.*	1,200	14,364
Art Technology Group, Inc.*	242,028	999,576
comScore, Inc.*	2,800	65,856
Constant Contact, Inc.*	3,622	77,619
DealerTrack Holdings, Inc.*	54,706	934,378
Dice Holdings, Inc.*	2,700	22,896
Digital River, Inc.*	633	21,547
DivX, Inc.*	86,812	827,318
Envestnet, Inc.*	40,200	420,492
Equinix, Inc.*	18,833	1,927,558
GSI Commerce, Inc.*	98,347	2,429,171
IAC/InterActiveCorp*	4,600	120,842
InfoSpace, Inc.*	984	8,521
Internet Brands, Inc., Class A*	1,300	17,264
Internet Capital Group, Inc.*	909	10,026
j2 Global Communications, Inc.*	3,975	94,565
Keynote Systems, Inc.	600	6,972
KIT Digital, Inc.*	2,143	25,695
Knot, Inc.*	2,380	21,729
Limelight Networks, Inc.*	5,600	32,928
Liquidity Services, Inc.*	1,973	31,588
LivePerson, Inc.*	6,200	52,080
Local.com Corp.*	1,563	6,908
LogMeIn, Inc.*	19,064	685,923
LoopNet, Inc.*	2,569	30,417
Monster Worldwide, Inc.*	8,031	104,082
Move, Inc.*	22,700	50,621
NIC, Inc.	6,549	54,291
OpenTable, Inc.*	4,497	306,156
Openwave Systems, Inc.*	8,306	14,120
Perficient, Inc.*	1,856	16,964
QuinStreet, Inc.*	36,191	543,951
Rackspace Hosting, Inc.*	12,248	318,203
Saba Software, Inc.*	4,000	21,760
SAVVIS, Inc.*	4,800	101,184
Stamps.com, Inc.*	1,800	23,400
support.com, Inc.*	5,385	24,663
Terremark Worldwide, Inc.*	7,100	73,414
Travelzoo, Inc.*	639	16,461
United Online, Inc.	787	4,502
ValueClick, Inc.*	8,148	106,576
VistaPrint N.V.*	28,969	1,119,652
Vocus, Inc.*	2,181	40,305
WebMD Health Corp.*	7,493	373,676
Zix Corp.*	10,400	29,536

		12,283,191

IT Services (2.2%)
Acxiom Corp.*	8,635	136,951
Alliance Data Systems Corp.*	6,727	439,004
Broadridge Financial Solutions, Inc.	14,570	333,216
CACI International, Inc., Class A*	200	9,052
Camelot Information Systems, Inc. (ADR)*	29,460	517,612
Cass Information Systems, Inc.	1,141	39,148
Cognizant Technology Solutions Corp., Class A*	20,520	1,322,924
Computer Task Group, Inc.*	1,200	9,168
CSG Systems International, Inc.*	2,094	38,174
Diamond Management & Technology Consultants, Inc.	3,600	45,000
DST Systems, Inc.	4,374	196,130
Echo Global Logistics, Inc.*	40,480	516,929
ExlService Holdings, Inc.*	2,024	39,367
Forrester Research, Inc.*	1,910	63,183
Gartner, Inc.*	9,206	271,025
Genpact Ltd.*	62,294	1,104,473
Global Cash Access Holdings, Inc.*	5,512	22,489
Global Payments, Inc.	10,300	441,767
Hackett Group, Inc.*	2,100	8,673
Heartland Payment Systems, Inc.	4,932	75,065
Hewitt Associates, Inc., Class A*	11,704	590,233
iGATE Corp.	3,500	63,490
Integral Systems, Inc.*	100	738
Lender Processing Services, Inc.	11,978	398,029
Lionbridge Technologies, Inc.*	8,500	36,550
ManTech International Corp., Class A*	2,520	99,792
MAXIMUS, Inc.	2,217	136,523
MoneyGram International, Inc.*	11,100	27,084
NCI, Inc., Class A*	947	17,917
NeuStar, Inc., Class A*	9,100	226,226
Online Resources Corp.*	2,000	8,880
RightNow Technologies, Inc.*	2,864	56,421
Sapient Corp.	97,957	1,172,545
SRA International, Inc., Class A*	531	10,471
Syntel, Inc.	1,644	73,158
TeleTech Holdings, Inc.*	3,900	57,876
Teradata Corp.*	17,000	655,520
Tier Technologies, Inc.*	600	3,324
TNS, Inc.*	3,337	56,562
Unisys Corp.*	2,144	59,818
VeriFone Systems, Inc.*	38,261	1,188,769

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Virtusa Corp.*	1,129	$10,940
Wright Express Corp.*	4,900	174,979

		10,755,195

Office Electronics (0.0%)
Zebra Technologies Corp., Class A*	4,223	142,062

Semiconductors & Semiconductor Equipment (5.8%)
Actel Corp.*	1,500	23,925
Advanced Analogic Technologies, Inc.*	2,178	7,645
Advanced Energy Industries, Inc.*	3,106	40,564
Amkor Technology, Inc.*	13,600	89,352
ANADIGICS, Inc.*	6,831	41,601
Applied Micro Circuits Corp.*	8,200	82,000
Atheros Communications, Inc.*	102,907	2,711,599
Atmel Corp.*	52,088	414,620
ATMI, Inc.*	358	5,320
AXT, Inc.*	1,312	8,685
Broadcom Corp., Class A	42,670	1,510,091
Brooks Automation, Inc.*	4,264	28,611
Cabot Microelectronics Corp.*	665	21,400
Cavium Networks, Inc.*	53,337	1,533,972
CEVA, Inc.*	2,900	41,470
Cirrus Logic, Inc.*	8,476	151,212
Conexant Systems, Inc.*	9,327	15,296
Cymer, Inc.*	26,215	972,052
Cypress Semiconductor Corp.*	123,866	1,558,234
Diodes, Inc.*	4,100	70,069
Energy Conversion Devices, Inc.*	1,653	8,298
Entegris, Inc.*	4,507	21,048
Entropic Communications, Inc.*	8,000	76,800
Exar Corp.*	900	5,391
Fairchild Semiconductor International, Inc.*	60,970	573,118
FEI Co.*	1,451	28,396
FSI International, Inc.*	3,966	10,550
GSI Technology, Inc.*	1,013	5,805
GT Solar International, Inc.*	7,269	60,842
Hittite Microwave Corp.*	13,330	635,175
Integrated Device Technology, Inc.*	12,640	73,944
Integrated Silicon Solution, Inc.*	2,699	23,238
Intersil Corp., Class A	5,670	66,282
IXYS Corp.*	2,297	21,936
Kopin Corp.*	4,453	15,808
Kulicke & Soffa Industries, Inc.*	8,970	55,524
Lattice Semiconductor Corp.*	14,647	69,573
LSI Corp.*	179,400	818,064
LTX-Credence Corp.*	18,551	38,772
Mattson Technology, Inc.*	5,801	15,953
Maxim Integrated Products, Inc.	63,211	1,170,036
MaxLinear, Inc., Class A*	567	6,362
MEMC Electronic Materials, Inc.*	11,980	142,802
Micrel, Inc.	6,424	63,341
Microsemi Corp.*	4,203	72,081
Microtune, Inc.*	3,700	10,730
Mindspeed Technologies, Inc.*	4,000	31,080
MIPS Technologies, Inc.*	6,232	60,637
MKS Instruments, Inc.*	2,639	47,449
Monolithic Power Systems, Inc.*	4,171	68,112
MoSys, Inc.*	2,714	13,244
Nanometrics, Inc.*	2,075	31,229
National Semiconductor Corp.	27,337	349,093
Netlogic Microsystems, Inc.*	62,614	1,726,894
Novellus Systems, Inc.*	10,763	286,081
NVE Corp.*	579	24,914
OmniVision Technologies, Inc.*	54,826	1,263,191
ON Semiconductor Corp.*	124,517	897,768
PDF Solutions, Inc.*	1,905	7,049
PLX Technology, Inc.*	5,800	20,996
Power Integrations, Inc	57,842	1,838,797
Rambus, Inc.*	13,402	279,298
RF Micro Devices, Inc.*	33,758	207,274
Rubicon Technology, Inc.*	1,842	41,795
Rudolph Technologies, Inc.*	3,636	30,215
Semtech Corp.*	7,727	156,008
Sigma Designs, Inc.*	807	9,272
Silicon Image, Inc.*	6,177	29,526
Silicon Laboratories, Inc.*	28,317	1,037,818
Skyworks Solutions, Inc.*	157,529	3,257,700
Spansion, Inc., Class A*	1,281	19,177
Standard Microsystems Corp.*	1,000	22,810
SunPower Corp., Class A*	4,814	69,322
Supertex, Inc.*	1,317	29,132
Teradyne, Inc.*	84,960	946,454
Tessera Technologies, Inc.*	3,698	68,413
TriQuint Semiconductor, Inc.*	19,606	188,218
Ultra Clean Holdings, Inc.*	2,458	21,188
Ultratech, Inc.*	2,557	43,725
Varian Semiconductor Equipment Associates, Inc.*	43,670	1,256,823
Veeco Instruments, Inc.*	5,122	178,604
Volterra Semiconductor Corp.*	3,204	68,950
Zoran Corp.*	911	6,960

		28,052,803

Software (4.9%)
ACI Worldwide, Inc.*	4,352	97,441
Actuate Corp.*	7,200	37,080
Advent Software, Inc.*	2,008	104,798
American Software, Inc., Class A	2,700	15,930
ANSYS, Inc.*	26,746	1,130,019
ArcSight, Inc.*	3,111	135,515
Ariba, Inc.*	11,407	215,592
Aspen Technology, Inc.*	51,945	538,670
Blackbaud, Inc.	5,726	137,653
Blackboard, Inc.*	4,300	154,972
Bottomline Technologies, Inc.*	78,750	1,209,600
Cadence Design Systems, Inc.*	34,074	259,985
Citrix Systems, Inc.*	19,120	1,304,749
CommVault Systems, Inc.*	5,472	142,436
Compuware Corp.*	16,061	137,000
Concur Technologies, Inc.*	45,628	2,255,848
Deltek, Inc.*	2,447	19,600
DemandTec, Inc.*	2,657	25,002
Digimarc Corp.*	517	12,129
Ebix, Inc.*	3,300	77,385
Epicor Software Corp.*	3,044	26,483
EPIQ Systems, Inc.	495	6,069
FactSet Research Systems, Inc.	5,865	475,827
FalconStor Software, Inc.*	3,025	9,257
Fortinet, Inc.*	43,139	1,078,475
Guidance Software, Inc.*	873	5,098
Informatica Corp.*	35,719	1,371,967
Interactive Intelligence, Inc.*	1,704	29,990
Jack Henry & Associates, Inc.	10,703	272,927
JDA Software Group, Inc.*	1,112	28,200
Kenexa Corp.*	2,889	50,615
Lawson Software, Inc.*	17,528	148,462
Magma Design Automation, Inc.*	5,729	21,197
Manhattan Associates, Inc.*	2,967	87,081
Mentor Graphics Corp.*	5,822	61,539

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
MICROS Systems, Inc.*	34,034	$1,440,659
MicroStrategy, Inc., Class A*	1,164	100,814
Monotype Imaging Holdings, Inc.*	2,134	19,526
NetScout Systems, Inc.*	3,853	79,025
NetSuite, Inc.*	2,234	52,655
Nuance Communications, Inc.*	58,749	918,834
Opnet Technologies, Inc.	1,875	34,031
Parametric Technology Corp.*	14,690	287,043
Pegasystems, Inc.	2,055	63,808
Progress Software Corp.*	5,400	178,740
PROS Holdings, Inc.*	2,442	22,662
QAD, Inc.*	1,161	4,830
QLIK Technologies, Inc.*	1,288	28,400
Quest Software, Inc.*	6,868	168,884
Radiant Systems, Inc.*	53,493	914,730
RealD, Inc.*	4,500	83,205
Renaissance Learning, Inc.	1,657	16,885
Rosetta Stone, Inc.*	1,234	26,210
Rovi Corp.*	43,362	2,185,878
Smith Micro Software, Inc.*	3,533	35,118
SolarWinds, Inc.*	4,414	76,186
Solera Holdings, Inc.	8,879	392,097
Sonic Solutions, Inc.*	3,059	34,811
Sourcefire, Inc.*	3,534	101,921
SRS Labs, Inc.*	2,200	20,548
SS&C Technologies Holdings, Inc.*	962	15,200
SuccessFactors, Inc.*	40,494	1,016,804
Synchronoss Technologies, Inc.*	2,744	48,871
Synopsys, Inc.*	1,252	31,012
Take-Two Interactive Software, Inc.*	800	8,112
Taleo Corp., Class A*	66,270	1,921,167
TeleCommunication Systems, Inc., Class A*	3,028	11,840
THQ, Inc.*	3,882	15,606
TIBCO Software, Inc.*	67,718	1,201,317
TiVo, Inc.*	14,935	135,311
Tyler Technologies, Inc.*	4,033	81,305
Ultimate Software Group, Inc.*	3,233	124,923
Unica Corp.*	2,500	52,450
VASCO Data Security International, Inc.*	2,689	17,479
VirnetX Holding Corp.	3,910	57,399
Wave Systems Corp., Class A*	9,703	21,735
Websense, Inc.*	5,500	97,570

		23,830,192

Total Information Technology		104,935,170

Materials (2.5%)
Chemicals (1.3%)
Airgas, Inc.	10,545	716,533
Albemarle Corp.	11,546	540,468
Arch Chemicals, Inc.	1,754	61,548
Ashland, Inc.	934	45,551
Balchem Corp.	3,500	108,010
Calgon Carbon Corp.*	6,900	100,050
Eastman Chemical Co.	1,892	140,008
Ferro Corp.*	4,439	57,219
Hawkins, Inc.	1,088	38,537
Innophos Holdings, Inc.	484	16,020
International Flavors & Fragrances, Inc.	10,061	488,160
KMG Chemicals, Inc.	437	6,157
Koppers Holdings, Inc.	2,556	68,680
Kraton Performance Polymers, Inc.*	1,246	33,829
Landec Corp.*	1,614	10,023
LSB Industries, Inc.*	2,290	42,525
Methanex Corp.	16,800	411,432
Nalco Holding Co.	16,534	416,822
NewMarket Corp.	1,335	151,763
NL Industries, Inc.	1,000	9,080
Olin Corp.	5,799	116,908
Omnova Solutions, Inc.*	6,400	46,016
PolyOne Corp.*	8,190	99,017
Quaker Chemical Corp.	877	28,555
Rockwood Holdings, Inc.*	4,891	153,920
RPM International, Inc.	8,200	163,344
Scotts Miracle-Gro Co., Class A	5,825	301,327
Senomyx, Inc.*	3,855	15,343
Solutia, Inc.*	70,160	1,123,963
Spartech Corp.*	1,488	12,217
Stepan Co.	1,029	60,824
STR Holdings, Inc.*	34,883	751,380
Valspar Corp.	644	20,511
W.R. Grace & Co.*	1,611	45,011
Zep, Inc.	2,820	49,181

		6,449,932

Construction Materials (0.1%)
Eagle Materials, Inc.	5,600	132,720
Martin Marietta Materials, Inc.	5,740	441,808
United States Lime & Minerals, Inc.*	305	11,791

		586,319

Containers & Packaging (0.3%)
AEP Industries, Inc.*	386	9,117
Ball Corp.	2,586	152,186
Crown Holdings, Inc.*	20,657	592,030
Graham Packaging Co., Inc.*	414	4,893
Pactiv Corp.*	14,996	494,568
Rock-Tenn Co., Class A	1,764	87,865
Silgan Holdings, Inc.	3,541	112,250
Temple-Inland, Inc.	2,514	46,911

		1,499,820

Metals & Mining (0.7%)
AK Steel Holding Corp.	1,729	23,878
Allied Nevada Gold Corp.*	9,454	250,531
AMCOL International Corp.	3,196	83,703
Capital Gold Corp.*	4,860	23,474
Carpenter Technology Corp.	5,556	187,293
Coeur d’Alene Mines Corp.*	408	8,127
Compass Minerals International, Inc.	4,134	316,747
General Moly, Inc.*	7,796	28,533
Globe Specialty Metals, Inc.*	7,746	108,754
Golden Star Resources Ltd.*	32,572	160,906
Jaguar Mining, Inc.*	10,620	69,030
Metals USA Holdings Corp.*	484	6,282
Molycorp, Inc.*	15,800	446,982
Noranda Aluminum Holding Corp.*	988	8,122
Reliance Steel & Aluminum Co.	836	34,719
Royal Gold, Inc.	1,037	51,684
RTI International Metals, Inc.*	359	10,993
Schnitzer Steel Industries, Inc., Class A	711	34,327
Stillwater Mining Co.*	5,617	94,590
Thompson Creek Metals Co., Inc.*	1,458	15,717
Titanium Metals Corp.*	10,797	215,508
U.S. Gold Corp.*	11,261	55,967
Vallar plc*	35,341	508,815
Walter Energy, Inc.	5,383	437,584
Worthington Industries, Inc.	5,062	76,082

		3,258,348

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Paper & Forest Products (0.1%)
Clearwater Paper Corp.*	1,153	$87,720
Deltic Timber Corp.	1,343	60,167
Neenah Paper, Inc.	661	10,047
Schweitzer-Mauduit International, Inc.	2,320	135,279
Verso Paper Corp.*	1,568	4,516
Wausau Paper Corp.*	1,400	11,606

		309,335

Total Materials		12,103,754

Telecommunication Services (1.0%)
Diversified Telecommunication Services (0.3%)
AboveNet, Inc.*	2,844	148,144
Alaska Communications Systems Group, Inc.	5,657	57,419
Atlantic Tele-Network, Inc.	964	47,467
Cbeyond, Inc.*	3,270	41,954
Cincinnati Bell, Inc.*	5,600	14,952
Cogent Communications Group, Inc.*	5,400	51,138
Consolidated Communications Holdings, Inc.	2,508	46,824
Frontier Communications Corp.	47,810	390,608
Global Crossing Ltd.*	2,736	35,185
Level 3 Communications, Inc.*	80,770	75,706
Neutral Tandem, Inc.*	4,000	47,800
PAETEC Holding Corp.*	12,168	50,010
tw telecom, Inc.*	19,284	358,104
Vonage Holdings Corp.*	4,882	12,449

		1,377,760

Wireless Telecommunication Services (0.7%)
ICO Global Communications Holdings Ltd.*	4,790	7,856
MetroPCS Communications, Inc.*	149,885	1,567,797
NTELOS Holdings Corp.	3,600	60,912
SBA Communications Corp., Class A*	38,339	1,545,062
Shenandoah Telecommunications Co.	3,025	54,964
Syniverse Holdings, Inc.*	8,673	196,617
USA Mobility, Inc.	1,730	27,732

		3,460,940

Total Telecommunication Services		4,838,700

Utilities (0.1%)
Electric Utilities (0.1%)
ITC Holdings Corp.	5,620	349,845

Gas Utilities (0.0%)
South Jersey Industries, Inc.	698	34,530

Independent Power Producers & Energy Traders (0.0%)
Ormat Technologies, Inc.	1,319	38,475

Water Utilities (0.0%)
Cadiz, Inc.*	2,100	21,546

Total Utilities		444,396

Total Common Stocks (76.8%) (Cost $301,046,023)		375,250,153

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investment (19.7%)
BlackRock Liquidity Funds TempFund
0.23% ‡	$96,255,147	96,255,147

Time Deposit (2.0%)
JPMorgan Chase Nassau
0.000%, 10/1/10	9,926,098	9,926,098

Total Short-Term Investments (21.7%) (Amortized Cost $106,181,245)		106,181,245

Total Investments (98.5%) (Cost/Amortized Cost $407,227,268)		481,431,398
Other Assets Less Liabilities (1.5%)		7,550,891

Net Assets (100%)		$488,982,289

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2010, were as follows:

Securities	Market Value December 31, 2009	Purchases at Cost	Sales at Cost	Market Value September 30, 2010	Dividend Income	Realized Gain (Loss)
BlackRock Liquidity Funds TempFund	$—	$154,835,577	$58,580,430	$96,255,147	$65,570	$—

At September 30, 2010, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2010	Unrealized Appreciation/ (Depreciation)
NASDAQ 100 E-Mini Index	259	December-10	$9,781,992	$10,336,690	$554,698
Russell 2000 Mini Index	467	December-10	29,363,084	31,499,150	2,136,066
S&P MidCap 400 E-Mini Index	788	December-10	60,068,929	63,047,880	2,978,951

					$5,669,715

At September 30, 2010, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Buy Contracts
European Union Euro vs. U.S. Dollar, expiring 10/13/10	Bank of America	120	$163,579	$156,761	$6,818
European Union Euro vs. U.S. Dollar, expiring 10/13/10	Royal Bank of Canada	443	603,880	564,125	39,755

					$46,573

	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Sell Contracts
European Union Euro vs. U.S. Dollar, expiring 10/13/10	Bank of America	979	$1,241,226	$1,334,534	$(93,308)
European Union Euro vs. U.S. Dollar, expiring 10/13/10	Royal Bank of Canada	216	271,993	294,443	(22,450)

					$(115,758)

					$(69,185)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$78,446,070	$—	$—	$78,446,070
Consumer Staples	9,346,181	—	—	9,346,181
Energy	14,262,237	302,472	—	14,564,709
Financials	24,656,016	—	—	24,656,016
Health Care	60,112,505	956,007	—	61,068,512
Industrials	63,602,868	1,243,777	—	64,846,645
Information Technology	104,307,118	628,052	—	104,935,170
Materials	11,594,939	508,815	—	12,103,754
Telecommunication Services	4,838,700	—	—	4,838,700
Utilities	444,396	—	—	444,396
Forward Currency Contracts	—	46,573	—	46,573
Futures	5,669,715	—	—	5,669,715
Short-Term Investments	—	106,181,245	—	106,181,245

Total Assets	$377,280,745	$109,866,941	$—	$487,147,686

Liabilities:
Forward Currency Contracts	$—	$(115,758)	$—	$(115,758)

Total Liabilities	$—	$(115,758)	$—	$(115,758)

Total	$377,280,745	$109,751,183	$—	$487,031,928

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities-Financials
Balance as of 12/31/09	$152
Total gains or losses (realized/unrealized) included in earnings	(152)
Purchases, sales, issuances, and settlements (net)	—
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of 9/30/10	$—

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 9/30/10.	$—

Investment security transactions for the nine months ended September 30, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$200,665,257
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$345,611,022

As of September 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$76,148,389
Aggregate gross unrealized depreciation	(8,616,788)

Net unrealized appreciation	$67,531,601

Federal income tax cost of investments	$413,899,797

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (4.4%)
Auto Components (0.2%)
Autoliv, Inc.	7,435	$485,728
BorgWarner, Inc.*	1,203	63,302
Dana Holding Corp.*	1,908	23,507
Drew Industries, Inc.*	1,424	29,705
Exide Technologies, Inc.*	8,079	38,698
Federal-Mogul Corp.*	2,167	40,978
Lear Corp.*	4,132	326,139
Modine Manufacturing Co.*	6,511	84,448
Spartan Motors, Inc.	4,100	19,024
Standard Motor Products, Inc.	1,800	18,954
Superior Industries International, Inc.	1,800	31,104
TRW Automotive Holdings Corp.*	3,440	142,966

		1,304,553

Distributors (0.0%)
Audiovox Corp., Class A*	3,407	23,304
Core-Mark Holding Co., Inc.*	1,065	32,972

		56,276

Diversified Consumer Services (0.2%)
DeVry, Inc.	10,300	506,863
Education Management Corp.*	2,486	36,495
Mac-Gray Corp.	2,400	29,112
Regis Corp.	7,226	138,233
Service Corp. International	30,466	262,617
Stewart Enterprises, Inc., Class A	13,700	73,843

		1,047,163

Hotels, Restaurants & Leisure (0.5%)
AFC Enterprises, Inc.*	1,400	17,360
Biglari Holdings, Inc.*	184	60,472
Bob Evans Farms, Inc.	3,541	99,396
Boyd Gaming Corp.*	8,100	58,725
Choice Hotels International, Inc.	3,040	110,838
Churchill Downs, Inc.	1,059	37,827
Cracker Barrel Old Country Store, Inc.	300	15,228
Domino’s Pizza, Inc.*	3,300	43,626
Gaylord Entertainment Co.*	4,608	140,544
International Speedway Corp., Class A	2,913	71,077
Isle of Capri Casinos, Inc.*	490	3,508
Landry’s Restaurants, Inc.*	1,196	29,290
Life Time Fitness, Inc.*	805	31,773
Marcus Corp.	4,100	48,585
McCormick & Schmick’s Seafood Restaurants, Inc.*	877	6,823
Monarch Casino & Resort, Inc.*	600	6,726
Morgans Hotel Group Co.*	2,600	19,032
Multimedia Games, Inc.*	4,900	18,130
O’Charleys, Inc.*	1,566	11,260
Orient-Express Hotels Ltd., Class A*	12,400	138,260
Papa John’s International, Inc.*	856	22,581
Penn National Gaming, Inc.*	8,600	254,646
Pinnacle Entertainment, Inc.*	6,798	75,798
Red Lion Hotels Corp.*	3,300	24,552
Red Robin Gourmet Burgers, Inc.*	2,179	42,730
Ruby Tuesday, Inc.*	8,110	96,266
Scientific Games Corp., Class A*	2,293	22,242
Speedway Motorsports, Inc.	2,200	34,496
Thomas Cook Group plc	98,898	266,907
Vail Resorts, Inc.*	4,567	171,354
Wendy’s/Arby’s Group, Inc., Class A	22,808	103,320
Wyndham Worldwide Corp.	22,772	625,547

		2,708,919

Household Durables (1.0%)
American Greetings Corp., Class A	4,452	82,763
Beazer Homes USA, Inc.*	11,100	45,843
Blyth, Inc.	450	18,558
Brookfield Homes Corp.*	2,700	22,113
Cavco Industries, Inc.*	1,056	37,921
CSS Industries, Inc.	1,204	20,817
D.R. Horton, Inc.	36,677	407,848
Ethan Allen Interiors, Inc.	2,600	45,396
Furniture Brands International, Inc.*	3,900	20,982
Harman International Industries, Inc.*	4,686	156,559
Helen of Troy Ltd.*	3,829	96,835
Hooker Furniture Corp.	2,155	25,063
Hovnanian Enterprises, Inc., Class A*	934	3,671
Jarden Corp.	11,500	357,995
KB Home	9,769	110,683
La-Z-Boy, Inc.*	6,338	53,493
Leggett & Platt, Inc.	7,480	170,245
Lennar Corp., Class A	20,949	322,195
Libbey, Inc.*	998	13,144
M.D.C. Holdings, Inc.	44,495	1,291,690
M/I Homes, Inc.*	3,300	34,221
Meritage Homes Corp.*	4,185	82,110
Mohawk Industries, Inc.*	6,365	339,254
Pulte Group, Inc.*	42,705	374,096
Ryland Group, Inc.	5,639	101,051
Sealy Corp.*	8,800	21,472
Skyline Corp.	1,335	27,047
Standard Pacific Corp.*	12,600	50,022
Toll Brothers, Inc.*	65,701	1,249,633
Universal Electronics, Inc.*	544	11,342

		5,594,062

Internet & Catalog Retail (0.0%)
1-800-FLOWERS.COM, Inc., Class A*	7,476	14,130
Gaiam, Inc., Class A	3,900	26,091

		40,221

Leisure Equipment & Products (0.2%)
Callaway Golf Co.	6,600	46,200
JAKKS Pacific, Inc.*	3,297	58,159
Leapfrog Enterprises, Inc.*	2,750	15,070
Mattel, Inc.	39,200	919,632
RC2 Corp.*	2,294	48,059
Steinway Musical Instruments, Inc.*	1,209	20,819

		1,107,939

Media (1.0%)
Ascent Media Corp., Class A*	1,604	42,843
Carmike Cinemas, Inc.*	500	4,360
CBS Corp., Class B	67,200	1,065,792
Central European Media Enterprises Ltd., Class A*	4,843	120,833
Cinemark Holdings, Inc.	7,188	115,727
CKX, Inc.*	3,665	17,958
Clear Channel Outdoor Holdings, Inc., Class A*	4,400	50,292
Crown Media Holdings, Inc., Class A*	2,300	5,497
Dex One Corp.*	5,917	72,661
EW Scripps Co., Class A*	5,700	44,916
Fisher Communications, Inc.*	1,500	26,145
Gannett Co., Inc.	30,725	375,767
Gray Television, Inc.*	4,100	8,241
Journal Communications, Inc., Class A*	2,925	13,192
Knology, Inc.*	1,384	18,587

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Lamar Advertising Co., Class A*	6,166	$196,202
Liberty Media Corp. - Capital*	9,286	483,429
Liberty Media Corp. - Starz*	6,474	420,033
LIN TV Corp., Class A*	5,400	23,976
Live Nation Entertainment, Inc.*	17,805	175,913
LodgeNet Interactive Corp.*	1,200	3,360
Madison Square Garden, Inc., Class A*	5,163	108,836
Media General, Inc., Class A*	914	8,189
Mediacom Communications Corp., Class A*	3,910	25,845
Meredith Corp.	3,091	102,961
New York Times Co., Class A*	17,059	132,037
Outdoor Channel Holdings, Inc.*	3,800	21,014
PRIMEDIA, Inc.	1,546	5,875
Regal Entertainment Group, Class A	8,091	106,154
Scholastic Corp.	3,613	100,514
Sinclair Broadcast Group, Inc., Class A*	4,472	31,393
Virgin Media, Inc.	76,080	1,751,362
Warner Music Group Corp.*	7,700	34,650

		5,714,554

Multiline Retail (0.1%)
99 Cents Only Stores*	522	9,855
Dillard’s, Inc., Class A	6,045	142,904
Fred’s, Inc., Class A	4,136	48,805
Saks, Inc.*	17,094	147,008
Tuesday Morning Corp.*	5,315	25,353

		373,925

Specialty Retail (1.0%)
Aaron’s, Inc.	4,042	74,575
Abercrombie & Fitch Co., Class A	2,948	115,915
American Eagle Outfitters, Inc.	37,304	558,068
America’s Car-Mart, Inc.*	511	12,867
AnnTaylor Stores Corp.*	18,700	378,488
AutoNation, Inc.*	6,567	152,683
Barnes & Noble, Inc.	4,374	70,903
Books-A-Million, Inc.	1,600	9,600
Borders Group, Inc.*	13,100	15,589
Brown Shoe Co., Inc.	2,036	23,353
Buckle, Inc.	248	6,582
Build-A-Bear Workshop, Inc.*	3,900	23,595
Cabela’s, Inc.*	4,947	93,894
Charming Shoppes, Inc.*	17,100	60,192
Christopher & Banks Corp	2,700	21,357
Collective Brands, Inc.*	3,043	49,114
Conn’s, Inc.*	2,001	9,305
Dress Barn, Inc.*	954	22,657
Finish Line, Inc., Class A	4,113	57,212
Foot Locker, Inc.	19,806	287,781
GameStop Corp., Class A*	19,300	380,403
Genesco, Inc.*	2,700	80,676
Group 1 Automotive, Inc.*	2,700	80,676
Haverty Furniture Cos., Inc.	1,600	17,456
HOT Topic, Inc.	2,767	16,574
Lithia Motors, Inc., Class A	3,303	31,676
MarineMax, Inc.*	904	6,364
Men’s Wearhouse, Inc.	6,479	154,135
New York & Co., Inc.*	5,900	15,163
Office Depot, Inc.*	30,346	139,592
OfficeMax, Inc.*	6,839	89,523
Pacific Sunwear of California, Inc.*	11,700	61,191
Penske Automotive Group, Inc.*	3,067	40,484
PEP Boys-Manny, Moe & Jack	5,100	53,958
RadioShack Corp.	16,446	350,793
Rent-A-Center, Inc.	8,045	180,047
Ross Stores, Inc.	17,600	961,312
Sally Beauty Holdings, Inc.*	2,951	33,051
Shoe Carnival, Inc.*	1,276	25,801
Signet Jewelers Ltd.*	11,029	350,060
Sonic Automotive, Inc., Class A*	3,790	37,256
Stage Stores, Inc	4,538	58,994
Stein Mart, Inc.*	400	3,532
Systemax, Inc.	300	3,684
Talbots, Inc.*	600	7,860
West Marine, Inc.*	2,925	29,718

		5,253,709

Textiles, Apparel & Luxury Goods (0.2%)
Columbia Sportswear Co.	1,337	78,134
Iconix Brand Group, Inc.*	8,678	151,865
Jones Apparel Group, Inc.	10,800	212,112
Kenneth Cole Productions, Inc., Class A*	900	15,003
K-Swiss, Inc., Class A*	2,364	30,141
Movado Group, Inc.*	2,570	27,961
Perry Ellis International, Inc.*	1,440	31,464
Quiksilver, Inc.*	14,600	57,086
Timberland Co., Class A*	1,412	27,972
Unifi, Inc.*	8,000	36,080
VF Corp.	8,580	695,152

		1,362,970

Total Consumer Discretionary		24,564,291

Consumer Staples (4.5%)
Beverages (0.3%)
Central European Distribution Corp.*	8,600	191,952
Constellation Brands, Inc., Class A*	24,101	426,346
Hansen Natural Corp.*	1,285	59,907
Molson Coors Brewing Co., Class B	16,700	788,574

		1,466,779

Food & Staples Retailing (1.4%)
Andersons, Inc.	2,238	84,820
BJ’s Wholesale Club, Inc.*	6,466	268,339
Casey’s General Stores, Inc	2,940	122,745
Great Atlantic & Pacific Tea Co., Inc.*	6,700	26,532
Ingles Markets, Inc., Class A	1,050	17,440
Kroger Co.	286,650	6,208,839
Nash Finch Co.	1,245	52,962
Pantry, Inc.*	2,580	62,204
Rite Aid Corp.*	71,700	67,613
Ruddick Corp.	3,143	108,999
Spartan Stores, Inc.	3,731	54,100
SUPERVALU, Inc.	26,801	309,016
Susser Holdings Corp.*	500	7,000
Village Super Market, Inc., Class A	100	2,794
Weis Markets, Inc.	1,378	53,921
Winn-Dixie Stores, Inc.*	6,600	47,058

		7,494,382

Food Products (2.5%)
B&G Foods, Inc.	4,375	47,775
Bunge Ltd.	7,900	467,364
China Agri-Industries Holdings Ltd.	326,000	462,182
Chiquita Brands International, Inc.*	6,433	85,173
Corn Products International, Inc.	9,384	351,900
Cresud S.A.C.I.F. y A. (ADR)	61,388	984,664
Dean Foods Co.*	22,919	234,003
Del Monte Foods Co.	26,200	343,482
Dole Food Co., Inc.*	4,013	36,719
Farmer Bros Co.	1,000	16,000

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Flowers Foods, Inc.	6,010	$149,288
Fresh Del Monte Produce, Inc.*	144,659	3,139,100
Griffin Land & Nurseries, Inc.	800	21,152
Hain Celestial Group, Inc.*	4,804	115,200
Harbinger Group, Inc.*	2,300	12,765
Imperial Sugar Co.	2,600	34,008
PureCircle Ltd.*	138,831	327,135
Ralcorp Holdings, Inc.*	7,037	411,524
Seneca Foods Corp., Class A*	1,353	35,435
Smart Balance, Inc.*	2,572	9,979
Smithfield Foods, Inc.*	171,140	2,880,286
TreeHouse Foods, Inc.*	4,404	203,024
Tyson Foods, Inc., Class A	222,181	3,559,340

		13,927,498

Household Products (0.1%)
Cellu Tissue Holdings, Inc.*	800	9,544
Central Garden & Pet Co., Class A*	6,400	66,304
Energizer Holdings, Inc.*	8,849	594,918
Oil-Dri Corp. of America	990	21,295
Spectrum Brands Holdings, Inc.*	2,296	62,406

		754,467

Personal Products (0.2%)
Alberto-Culver Co.	8,398	316,185
Elizabeth Arden, Inc.*	2,812	56,212
NBTY, Inc.*	7,287	400,639
Nutraceutical International Corp.*	1,600	25,104
Prestige Brands Holdings, Inc.*	5,371	53,119
Revlon, Inc., Class A*	1,400	17,668
Schiff Nutrition International, Inc.	1,000	8,200

		877,127

Tobacco (0.0%)
Alliance One International, Inc.*	8,679	36,018
Universal Corp.	3,359	134,662

		170,680

Total Consumer Staples		24,690,933

Energy (8.9%)
Energy Equipment & Services (1.9%)
Allis-Chalmers Energy, Inc.*	11,741	48,960
Atwood Oceanics, Inc.*	5,661	172,377
Basic Energy Services, Inc.*	4,600	39,192
Bristow Group, Inc.*	64,777	2,337,154
Cal Dive International, Inc.*	11,899	65,088
Cie Generale de Geophysique-Veritas (ADR)*	19,620	428,501
Complete Production Services, Inc.* .	9,643	197,199
Dawson Geophysical Co.*	1,516	40,401
Ensco plc (ADR)	13,000	581,490
Exterran Holdings, Inc.*	7,161	162,626
Global Industries Ltd.*	16,132	88,242
Gulf Island Fabrication, Inc	2,300	41,860
Gulfmark Offshore, Inc., Class A*	2,941	90,348
Helix Energy Solutions Group, Inc.*	13,038	145,243
Helmerich & Payne, Inc.	11,839	479,006
Hercules Offshore, Inc.*	9,800	25,970
Hornbeck Offshore Services, Inc.*	2,874	56,014
Key Energy Services, Inc.*	15,200	144,552
Matrix Service Co.*	3,900	34,125
Natural Gas Services Group, Inc.*	2,006	29,629
Newpark Resources, Inc.*	12,498	104,983
Oceaneering International, Inc.*	6,962	374,973
Oil States International, Inc.*	6,238	290,379
OYO Geospace Corp.*	137	7,930
Parker Drilling Co.*	19,324	84,059
Patterson-UTI Energy, Inc.	19,109	326,382
PHI, Inc.*	1,700	27,506
Pioneer Drilling Co.*	5,907	37,687
Rowan Cos., Inc.*	12,890	391,340
SBM Offshore N.V.	30,481	577,590
SEACOR Holdings, Inc.*	2,900	246,964
Solar Cayman Ltd.(b)*§†	141,300	62,172
Superior Energy Services, Inc.*	9,204	245,655
T-3 Energy Services, Inc.*	2,005	52,431
Tesco Corp.*	1,490	17,925
TETRA Technologies, Inc.*	7,995	81,549
Tidewater, Inc.	6,479	290,324
Union Drilling, Inc.*	2,000	8,960
Unit Corp.*	5,090	189,806
Vantage Drilling Co.*	20,000	32,000
Weatherford International Ltd.*	116,828	1,997,759
Willbros Group, Inc.*	2,761	25,318

		10,681,669

Oil, Gas & Consumable Fuels (7.0%)
Alpha Natural Resources, Inc.*	13,253	545,361
Approach Resources, Inc.*	2,000	22,360
Arch Coal, Inc.	202,434	5,407,012
Atlas Energy, Inc.*	2,782	79,677
ATP Oil & Gas Corp.*	5,633	76,890
Berry Petroleum Co., Class A	6,269	198,915
Bill Barrett Corp.*	5,681	204,516
BPZ Resources, Inc.*	8,368	32,049
Cabot Oil & Gas Corp.	32,492	978,334
Cameco Corp.	256,919	7,124,364
Cheniere Energy, Inc.*	7,200	18,144
Chesapeake Energy Corp.	155,000	3,510,750
Clayton Williams Energy, Inc.*	135	6,830
Cloud Peak Energy, Inc.*	2,805	51,191
Cobalt International Energy, Inc.*	38,076	363,626
Comstock Resources, Inc.*	5,878	132,196
Consol Energy, Inc.	72,559	2,681,781
Contango Oil & Gas Co.*	443	22,221
Crosstex Energy, Inc.*	4,437	35,052
CVR Energy, Inc.*	4,700	38,775
Delek U.S. Holdings, Inc.	3,700	26,492
Delta Petroleum Corp.*	21,600	16,991
DHT Holdings, Inc.	10,600	43,778
Energy Partners Ltd.*	2,200	26,422
Forest Oil Corp.*	5,346	158,776
Frontier Oil Corp.	13,497	180,860
Frontline Ltd.	1,568	44,578
Gastar Exploration Ltd.*	1,690	6,794
General Maritime Corp.	5,800	28,478
GeoResources, Inc.*	1,400	22,260
GMX Resources, Inc.*	3,724	18,099
Golar LNG Ltd.	3,709	46,437
Goodrich Petroleum Corp.*	3,186	46,420
Green Plains Renewable Energy, Inc.*	2,300	27,853
Harvest Natural Resources, Inc.*	5,145	53,611
Holly Corp.	596	17,135
International Coal Group, Inc.*	13,100	69,692
Knightsbridge Tankers Ltd.	2,675	50,558
Mariner Energy, Inc.*	12,097	293,110
Massey Energy Co.	13,009	403,539
Miller Petroleum, Inc.*	1,299	7,002
Newfield Exploration Co.*	16,260	933,974
Nexen, Inc.	93,079	1,870,888
Nordic American Tanker Shipping Ltd.	6,073	162,513
Oasis Petroleum, Inc.*	3,071	59,485

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Overseas Shipholding Group, Inc.	13,589	$466,374
Patriot Coal Corp.*	9,954	113,575
Penn Virginia Corp.	5,400	86,616
Petrobras Argentina S.A. (ADR)	119,492	1,976,398
Petroleum Development Corp.*	2,602	71,815
PetroQuest Energy, Inc.*	6,511	39,652
Plains Exploration & Production Co.*	17,690	471,792
Quicksilver Resources, Inc.*	50,376	634,738
Range Resources Corp.	11,925	454,700
Resolute Energy Corp.*	4,373	48,365
REX American Resources Corp.*	1,293	18,736
Rex Energy Corp.*	3,205	41,024
Rosetta Resources, Inc.*	2,740	64,363
SandRidge Energy, Inc.*	20,744	117,826
Ship Finance International Ltd.	5,649	109,760
SM Energy Co.	2,726	102,116
Southern Union Co.	15,587	375,023
Stone Energy Corp.*	4,700	69,231
Swift Energy Co.*	4,775	134,082
Teekay Corp.	5,361	143,300
Teekay Tankers Ltd., Class A	1,317	17,134
Tesoro Corp.	436,649	5,833,631
USEC, Inc.*	16,617	86,242
VAALCO Energy, Inc.*	8,406	48,250
Venoco, Inc.*	2,100	41,223
W&T Offshore, Inc.	3,405	36,093
Warren Resources, Inc.*	6,700	26,599
Western Refining, Inc.*	6,600	34,584
Whiting Petroleum Corp.*	6,847	653,957
World Fuel Services Corp.	3,383	87,992

		38,550,980

Total Energy		49,232,649

Financials (17.2%)
Capital Markets (2.3%)
Affiliated Managers Group, Inc.*	9,300	725,493
American Capital Ltd.*	41,977	243,886
Ameriprise Financial, Inc.	36,640	1,734,171
Apollo Investment Corp.	23,084	236,149
Ares Capital Corp.	24,488	383,237
Artio Global Investors, Inc.	1,300	19,890
BlackRock Kelso Capital Corp.	7,164	82,386
Calamos Asset Management, Inc., Class A	2,200	25,300
Capital Southwest Corp.	499	45,309
Cohen & Steers, Inc.	400	8,680
Cowen Group, Inc., Class A*	3,900	12,831
Daiwa Securities Group, Inc. (ADR)	831,815	3,393,805
E*TRADE Financial Corp.*	28,096	408,516
Evercore Partners, Inc., Class A	553	15,821
FBR Capital Markets Corp.*	4,800	15,072
Federated Investors, Inc., Class B	3,600	81,936
Fifth Street Finance Corp.	5,194	57,861
GAMCO Investors, Inc., Class A	549	21,153
Gladstone Capital Corp.	2,323	26,180
Gladstone Investment Corp.	5,500	36,850
Harris & Harris Group, Inc.*	6,500	27,755
Hercules Technology Growth Capital, Inc.	2,733	27,631
International Assets Holding Corp.*	1,242	22,480
Invesco Ltd.	49,100	1,042,393
Investment Technology Group, Inc.*	5,550	78,921
Janus Capital Group, Inc.	21,140	231,483
Jefferies Group, Inc.	14,730	334,224
JMP Group, Inc.	3,300	20,130
KBW, Inc.	1,800	46,080
Knight Capital Group, Inc., Class A*	11,949	148,048
LaBranche & Co., Inc.*	8,900	34,710
Main Street Capital Corp.	1,179	18,734
MCG Capital Corp.	11,500	67,160
MF Global Holdings Ltd.*	9,307	67,011
MVC Capital, Inc.	3,915	50,778
NGP Capital Resources Co.	4,531	41,051
Oppenheimer Holdings, Inc., Class A	1,506	42,093
PennantPark Investment Corp.	3,356	35,607
Penson Worldwide, Inc.*	1,800	8,946
Piper Jaffray Cos., Inc.*	2,200	64,086
Prospect Capital Corp.	7,149	69,417
Raymond James Financial, Inc.	12,565	318,272
Safeguard Scientifics, Inc.*	3,183	39,883
Sanders Morris Harris Group, Inc.	4,800	27,168
Solar Capital Ltd.	57,218	1,227,326
Stifel Financial Corp.*	395	18,285
SWS Group, Inc.	2,730	19,574
TD Ameritrade Holding Corp.*	50,680	818,482
TICC Capital Corp.	5,141	53,209
TradeStation Group, Inc.*	3,332	21,925
Triangle Capital Corp.	899	14,366
Virtus Investment Partners, Inc.*	546	16,522

		12,628,276

Commercial Banks (3.3%)
1st Source Corp.	2,568	44,580
Alliance Financial Corp./New York	1,000	30,230
American National Bankshares, Inc.	1,500	32,910
Ameris Bancorp*	3,394	31,734
Ames National Corp.	900	17,946
Arrow Financial Corp.	955	23,947
Associated Banc-Corp.	21,229	280,011
BancFirst Corp.	1,154	46,691
Banco Latinoamericano de Comercio Exterior S.A., Class E	2,100	30,345
Bancorp Rhode Island, Inc.	900	25,137
Bancorp, Inc./Delaware*	4,700	31,443
BancorpSouth, Inc.	9,968	141,346
Bank of Hawaii Corp.	4,430	198,996
Bank of Marin Bancorp/California	300	9,672
Bank of the Ozarks, Inc.	1,319	48,922
BOK Financial Corp.	3,193	144,100
Boston Private Financial Holdings, Inc.	10,439	68,271
Bridge Bancorp, Inc.	300	7,497
Bryn Mawr Bank Corp.	1,600	27,552
Camden National Corp.	1,457	50,485
Capital City Bank Group, Inc.	2,173	26,380
CapitalSource, Inc.	40,825	218,005
Cardinal Financial Corp.	4,100	39,401
Cathay General Bancorp.	9,926	118,020
Centerstate Banks, Inc.	3,600	30,888
Century Bancorp, Inc./Massachusetts, Class A	879	20,999
Chemical Financial Corp.	3,471	71,641
Citizens & Northern Corp.	2,100	27,300
Citizens Republic Bancorp, Inc.*	41,421	37,324
City Holding Co.	1,553	47,631
City National Corp./California	5,759	305,630
CNB Financial Corp./Pennsylvania	1,100	15,125
CoBiz Financial, Inc.	6,800	37,808
Columbia Banking System, Inc.	4,797	94,261
Comerica, Inc.	26,740	993,391
Commerce Bancshares, Inc./Missouri	9,173	344,813

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Community Bank System, Inc.	3,868	$89,003
Community Trust Bancorp, Inc.	2,269	61,467
Cullen/Frost Bankers, Inc.	6,576	354,249
CVB Financial Corp.	10,323	77,526
Danvers Bancorp, Inc.	1,765	27,057
Eagle Bancorp, Inc.*	3,400	39,032
East West Bancorp, Inc.	19,300	314,204
Enterprise Financial Services Corp.	1,800	16,740
F.N.B. Corp./Pennsylvania	12,945	110,809
Financial Institutions, Inc.	1,861	32,865
First Bancorp, Inc./Maine	2,000	27,660
First Bancorp/North Carolina	2,500	34,050
First Busey Corp.	3,524	16,034
First Citizens BancShares, Inc./North Carolina, Class A	688	127,466
First Commonwealth Financial Corp.	14,300	77,935
First Community Bancshares, Inc./Virginia	2,612	33,695
First Financial Bancorp	6,800	113,424
First Financial Bankshares, Inc.	1,103	51,830
First Financial Corp./Indiana	1,862	54,929
First Horizon National Corp.*	30,723	350,546
First Merchants Corp.	2,055	15,680
First Midwest Bancorp, Inc./Illinois	9,177	105,811
First of Long Island Corp.	1,100	27,478
First South Bancorp, Inc./North Carolina	1,900	18,848
FirstMerit Corp.	13,640	249,885
Fulton Financial Corp.	23,591	213,734
German American Bancorp, Inc.	2,448	42,008
Glacier Bancorp, Inc.	8,500	124,100
Great Southern Bancorp, Inc.	1,612	35,093
Green Bankshares, Inc.*	432	2,933
Hancock Holding Co.	3,470	104,343
Heartland Financial USA, Inc.	2,374	36,536
Heritage Financial Corp./Washington*	1,800	25,200
Home Bancorp, Inc.*	2,200	29,436
Home Bancshares, Inc./Arkansas	2,534	51,491
Huntington Bancshares, Inc./Ohio	165,663	939,309
IBERIABANK Corp.	3,300	164,934
Independent Bank Corp./Massachusetts	2,334	52,562
International Bancshares Corp.	6,330	106,914
Investors Bancorp, Inc.*	4,851	57,436
Lakeland Bancorp, Inc.	4,018	33,872
Lakeland Financial Corp.	1,435	26,777
MainSource Financial Group, Inc.	1,462	11,170
Marshall & Ilsley Corp.	68,899	485,049
MB Financial, Inc.	6,526	105,852
Merchants Bancshares, Inc.	1,200	29,928
Metro Bancorp, Inc.*	1,400	14,546
Midsouth Bancorp, Inc.	1,100	15,565
Nara Bancorp, Inc.*	4,600	32,476
National Bankshares, Inc./Virginia	1,447	37,333
National Penn Bancshares, Inc.	14,800	92,500
NBT Bancorp, Inc.	3,700	81,659
Northfield Bancorp, Inc./New Jersey	3,400	36,788
Old National Bancorp/Indiana	10,093	105,977
OmniAmerican Bancorp, Inc.*	1,500	16,905
Oriental Financial Group, Inc.	3,893	51,777
Orrstown Financial Services, Inc.	700	16,212
Pacific Continental Corp.	4,200	38,010
PacWest Bancorp	3,453	65,814
Park National Corp.	1,411	90,360
Peapack-Gladstone Financial Corp.	1,995	23,501
Penns Woods Bancorp, Inc.	400	13,220
Peoples Bancorp, Inc./Ohio	1,432	17,714
Pinnacle Financial Partners, Inc.*	3,911	35,942
Popular, Inc.*	337,829	979,704
Porter Bancorp, Inc.	735	7,379
PrivateBancorp, Inc.	6,577	74,912
Prosperity Bancshares, Inc.	5,648	183,391
Renasant Corp.	3,441	52,338
Republic Bancorp, Inc./Kentucky, Class A	837	17,686
S&T Bancorp, Inc.	2,746	47,835
Sandy Spring Bancorp, Inc.	3,530	54,715
SCBT Financial Corp.	1,411	44,009
Sierra Bancorp	1,600	19,760
Simmons First National Corp., Class A	1,711	48,370
Southside Bancshares, Inc.	2,493	47,093
Southwest Bancorp, Inc./Oklahoma	2,060	26,718
State Bancorp, Inc./New York	3,530	31,699
StellarOne Corp.	3,750	47,700
Sterling Bancorp/New York	3,500	30,415
Sterling Bancshares, Inc./Texas	11,000	59,070
Suffolk Bancorp	800	20,256
Sumitomo Trust & Banking Co., Ltd. (ADR)	569,772	2,888,744
Susquehanna Bancshares, Inc.	46,900	395,836
SVB Financial Group*	5,269	222,984
SY Bancorp, Inc.	1,700	42,194
Synovus Financial Corp.	95,078	233,892
TCF Financial Corp.	17,802	288,214
Texas Capital Bancshares, Inc.*	4,392	75,850
Tompkins Financial Corp.	1,339	53,105
Tower Bancorp, Inc.	900	18,243
TowneBank/Virginia	3,664	54,813
Trico Bancshares	2,463	37,856
Trustmark Corp.	7,291	158,506
UMB Financial Corp.	3,803	135,045
Umpqua Holdings Corp.	37,700	427,518
Union First Market Bankshares Corp.	3,446	45,005
United Bankshares, Inc.	4,678	116,435
United Community Banks, Inc./Georgia*	10,777	24,140
Univest Corp. of Pennsylvania	2,802	48,923
Valley National Bancorp	19,496	251,498
Washington Banking Co.	1,127	15,620
Washington Trust Bancorp, Inc.	2,571	49,158
Webster Financial Corp.	8,167	143,413
WesBanco, Inc.	3,452	56,406
West Bancorp, Inc.*	3,300	20,790
West Coast Bancorp/Oregon*	6,611	15,073
Westamerica Bancorp	2,065	112,522
Western Alliance Bancorp*	7,140	47,838
Whitney Holding Corp./Louisiana	12,000	98,040
Wilmington Trust Corp.	11,037	99,112
Wilshire Bancorp, Inc.	4,000	26,160
Wintrust Financial Corp.	3,856	124,973
Zions Bancorp	20,858	445,527

		18,180,114

Consumer Finance (0.1%)
Advance America Cash Advance Centers, Inc.	3,534	14,242
AmeriCredit Corp.*	8,144	199,202
Cash America International, Inc.	2,848	99,680
CompuCredit Holdings Corp.	2,100	10,122

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
First Marblehead Corp.*	12,900	$30,186
Nelnet, Inc., Class A	2,901	66,375
Student Loan Corp.	303	8,999
World Acceptance Corp.*	1,222	53,964

		482,770

Diversified Financial Services (0.7%)
Asset Acceptance Capital Corp.*	2,300	12,351
California First National Bancorp	500	6,335
Compass Diversified Holdings	3,000	48,480
Encore Capital Group, Inc.*	905	16,308
Guoco Group Ltd. (ADR)*	47,957	1,061,768
Medallion Financial Corp.	3,190	24,850
NewStar Financial, Inc.*	4,500	33,345
PHH Corp.*	103,510	2,179,920
PICO Holdings, Inc.*	2,774	82,832
Primus Guaranty Ltd.*	2,100	9,576

		3,475,765

Insurance (5.9%)
Alleghany Corp.*	821	248,788
Allied World Assurance Co. Holdings Ltd./Bermuda	6,350	359,346
Alterra Capital Holdings Ltd.	12,181	242,646
Ambac Financial Group, Inc.*	39,100	21,700
American Equity Investment Life Holding Co.	6,491	66,468
American Financial Group, Inc./Ohio	10,482	320,540
American National Insurance Co.	1,042	79,161
American Physicians Capital, Inc.	1,188	49,254
American Physicians Service Group, Inc.	800	25,880
American Safety Insurance Holdings Ltd.*	1,900	31,046
AMERISAFE, Inc.*	2,931	55,044
Amtrust Financial Services, Inc.	3,611	52,432
Aon Corp.	51,576	2,017,137
Arch Capital Group Ltd.*	18,900	1,583,820
Argo Group International Holdings Ltd.	3,500	121,590
Arthur J. Gallagher & Co.	9,814	258,795
Aspen Insurance Holdings Ltd.	10,059	304,587
Assured Guaranty Ltd.	23,328	399,142
Axis Capital Holdings Ltd.	95,547	3,147,318
Baldwin & Lyons, Inc., Class B	1,566	39,855
Brown & Brown, Inc.	6,676	134,788
Citizens, Inc./Texas*	2,080	14,331
CNA Financial Corp.*	55,858	1,563,465
CNA Surety Corp.*	2,885	51,699
CNO Financial Group, Inc.*	28,215	156,311
Delphi Financial Group, Inc., Class A	5,779	144,417
Donegal Group, Inc., Class A	2,356	30,793
EMC Insurance Group, Inc.	890	18,975
Employers Holdings, Inc.	6,054	95,472
Endurance Specialty Holdings Ltd.	4,752	189,130
Enstar Group, Ltd.*	906	65,776
Erie Indemnity Co., Class A	839	47,034
Everest Reinsurance Group Ltd.	10,620	918,311
FBL Financial Group, Inc., Class A	1,800	46,764
Fidelity National Financial, Inc., Class A	55,802	876,649
First American Financial Corp.	11,651	174,066
First Mercury Financial Corp.	1,900	19,152
Flagstone Reinsurance Holdings S.A.	7,400	78,514
FPIC Insurance Group, Inc.*	1,611	56,530
Global Indemnity plc*	2,315	37,156
Greenlight Capital Reinsurance Ltd., Class A*	3,100	77,562
Hallmark Financial Services*	2,200	19,228
Hanover Insurance Group, Inc.	4,900	230,300
Harleysville Group, Inc.	1,670	54,759
HCC Insurance Holdings, Inc.	14,064	366,930
Hilltop Holdings, Inc.*	3,400	32,572
Horace Mann Educators Corp.	4,274	75,992
Infinity Property & Casualty Corp.	1,708	83,299
Kansas City Life Insurance Co.	801	24,983
Loews Corp.	80,401	3,047,198
Maiden Holdings Ltd.	8,612	65,537
Markel Corp.*	1,264	435,562
Marsh & McLennan Cos., Inc.	165,690	3,996,443
MBIA, Inc.*	19,276	193,724
Meadowbrook Insurance Group, Inc.	8,749	78,479
Mercury General Corp.	3,058	124,980
Montpelier Reinsurance Holdings Ltd.	8,200	142,024
National Financial Partners Corp.*	6,152	77,946
National Interstate Corp.	1,330	28,954
National Western Life Insurance Co., Class A	370	52,052
Navigators Group, Inc.*	1,389	61,991
NYMAGIC, Inc.	1,051	26,979
Old Republic International Corp.	29,744	411,954
OneBeacon Insurance Group Ltd., Class A	1,746	24,950
Phoenix Cos., Inc.*	8,827	18,537
Platinum Underwriters Holdings Ltd.	30,726	1,337,196
PMA Capital Corp., Class A*	5,547	41,824
Presidential Life Corp.	3,993	39,131
Primerica, Inc.	3,039	61,813
Principal Financial Group, Inc.	36,500	946,080
ProAssurance Corp.*	4,100	236,119
Protective Life Corp.	10,590	230,438
Reinsurance Group of America, Inc.	40,237	1,943,045
RenaissanceReinsurance Holdings Ltd.	6,933	415,703
RLI Corp.	2,318	131,245
Safety Insurance Group, Inc.	1,736	72,947
SeaBright Holdings, Inc.	4,900	39,494
Selective Insurance Group, Inc.	7,386	120,318
StanCorp Financial Group, Inc.	6,001	228,038
State Auto Financial Corp.	2,347	35,698
Stewart Information Services Corp.	1,426	16,142
Symetra Financial Corp.	3,747	39,194
Tower Group, Inc.	2,799	65,357
Transatlantic Holdings, Inc.	8,128	413,065
United Fire & Casualty Co.	3,248	68,890
Unitrin, Inc.	5,972	145,657
Universal Insurance Holdings, Inc.	1,300	5,837
Unum Group	67,000	1,484,050
Validus Holdings Ltd.	8,301	218,814
Wesco Financial Corp.	159	56,946
White Mountains Insurance Group Ltd.	997	307,535

		32,597,393

Real Estate Investment Trusts (REITs) (3.8%)
Acadia Realty Trust (REIT)	4,920	93,480
Agree Realty Corp. (REIT)	1,600	40,400
Alexander’s, Inc. (REIT)	100	31,578
Alexandria Real Estate Equities, Inc. (REIT)	6,900	483,000
AMB Property Corp. (REIT)	35,751	946,329

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
American Campus Communities, Inc. (REIT)	8,249	$251,100
American Capital Agency Corp. (REIT)	4,142	110,053
Anworth Mortgage Asset Corp. (REIT)	11,800	84,134
Apartment Investment & Management Co. (REIT), Class A	8,033	171,746
Apollo Commercial Real Estate Finance, Inc. (REIT)	2,102	33,779
Ashford Hospitality Trust, Inc. (REIT)*	4,283	38,761
Associated Estates Realty Corp. (REIT)	2,300	32,154
BioMed Realty Trust, Inc. (REIT)	14,132	253,245
Brandywine Realty Trust (REIT)	18,704	229,124
BRE Properties, Inc. (REIT)	7,858	326,107
Camden Property Trust (REIT)	8,173	392,059
CapLease, Inc. (REIT)	10,800	60,372
Capstead Mortgage Corp. (REIT)	7,200	78,264
CBL & Associates Properties, Inc. (REIT)	18,045	235,668
Cedar Shopping Centers, Inc. (REIT)	8,905	54,142
Chesapeake Lodging Trust (REIT)	1,500	24,540
Chimera Investment Corp. (REIT)	111,412	440,077
Cogdell Spencer, Inc. (REIT)	7,100	44,872
Colonial Properties Trust (REIT)	9,703	157,092
Colony Financial, Inc. (REIT)	2,544	47,013
CommonWealth REIT (REIT)	9,227	236,211
Corporate Office Properties Trust/Maryland (REIT)	7,142	266,468
Cousins Properties, Inc. (REIT)	11,997	85,659
CreXus Investment Corp. (REIT)	3,400	40,902
Cypress Sharpridge Investments, Inc. (REIT)	3,322	44,349
DCT Industrial Trust, Inc. (REIT)	27,906	133,670
Developers Diversified Realty Corp. (REIT)	26,228	294,278
DiamondRock Hospitality Co. (REIT)*	18,150	172,243
Douglas Emmett, Inc. (REIT)	15,600	273,156
Duke Realty Corp. (REIT)	96,018	1,112,849
DuPont Fabros Technology, Inc. (REIT)	3,067	77,135
Dynex Capital, Inc. (REIT)	3,903	42,074
EastGroup Properties, Inc. (REIT)	1,414	52,855
Education Realty Trust, Inc. (REIT)	11,000	78,650
Entertainment Properties Trust (REIT)	5,692	245,781
Equity Lifestyle Properties, Inc. (REIT)	800	43,584
Equity One, Inc. (REIT)	4,865	82,121
Essex Property Trust, Inc. (REIT)	2,432	266,158
Extra Space Storage, Inc. (REIT)	11,800	189,272
Federal Realty Investment Trust (REIT)	3,352	273,724
FelCor Lodging Trust, Inc. (REIT)*	6,162	28,345
First Industrial Realty Trust, Inc. (REIT)*	9,900	50,193
First Potomac Realty Trust (REIT)	5,755	86,325
Franklin Street Properties Corp. (REIT)	10,088	125,293
Getty Realty Corp. (REIT)	2,400	64,392
Gladstone Commercial Corp. (REIT)	1,000	17,160
Glimcher Realty Trust (REIT)	10,473	64,409
Government Properties Income Trust (REIT)	3,000	80,100
Hatteras Financial Corp. (REIT)	5,802	165,183
Health Care REIT, Inc. (REIT)	16,832	796,827
Healthcare Realty Trust, Inc. (REIT)	7,119	166,513
Hersha Hospitality Trust (REIT)	17,833	92,375
Highwoods Properties, Inc. (REIT)	7,800	253,266
Home Properties, Inc. (REIT)	3,574	189,065
Hospitality Properties Trust (REIT)	15,534	346,874
Inland Real Estate Corp. (REIT)	12,300	102,213
Invesco Mortgage Capital, Inc. (REIT)	3,100	66,712
Investors Real Estate Trust (REIT)	12,100	101,398
iStar Financial, Inc. (REIT)*	11,791	36,080
Kilroy Realty Corp. (REIT)	6,610	219,055
Kite Realty Group Trust (REIT)	9,479	42,087
LaSalle Hotel Properties (REIT)	8,611	201,411
Lexington Realty Trust (REIT)	16,195	115,956
Liberty Property Trust (REIT)	13,872	442,517
LTC Properties, Inc. (REIT)	3,161	80,669
Macerich Co. (REIT)	16,395	704,165
Mack-Cali Realty Corp. (REIT)	9,783	320,002
Medical Properties Trust, Inc. (REIT)	12,800	129,792
MFA Financial, Inc. (REIT)	34,800	265,524
Mid-America Apartment Communities, Inc. (REIT)	1,500	87,420
Mission West Properties, Inc. (REIT)	5,000	33,900
Monmouth Real Estate Investment Corp. (REIT), Class A	5,500	43,010
MPG Office Trust, Inc. (REIT)*	3,661	9,152
National Health Investors, Inc. (REIT)	2,061	90,808
National Retail Properties, Inc. (REIT)	9,900	248,589
Nationwide Health Properties, Inc. (REIT)	15,132	585,154
Newcastle Investment Corp. (REIT)*	4,368	13,541
NorthStar Realty Finance Corp. (REIT)	1,793	6,706
Omega Healthcare Investors, Inc. (REIT)	7,823	175,626
Parkway Properties, Inc./Maryland (REIT)	3,378	49,994
Pebblebrook Hotel Trust (REIT)*	2,969	53,472
Pennsylvania Real Estate Investment Trust (REIT)	6,500	77,090
Pennymac Mortgage Investment Trust (REIT)	3,200	57,248
Piedmont Office Realty Trust, Inc. (REIT), Class A	6,615	125,090
Post Properties, Inc. (REIT)	5,800	161,936
Potlatch Corp. (REIT)	2,024	68,816
PS Business Parks, Inc. (REIT)	1,536	86,892
RAIT Financial Trust (REIT)*	3,804	6,277
Ramco-Gershenson Properties Trust (REIT)	5,600	59,976
Rayonier, Inc. (REIT)	7,133	357,506
Realty Income Corp. (REIT)	13,936	469,922
Redwood Trust, Inc. (REIT)	10,700	154,722
Regency Centers Corp. (REIT)	10,711	422,763
Resource Capital Corp. (REIT)	7,100	45,085
Retail Opportunity Investments Corp. (REIT)	5,278	50,510
RioCan Real Estate Investment Trust (REIT)	12,700	282,908

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Saul Centers, Inc. (REIT)	453	$19,003
Senior Housing Properties Trust (REIT)	15,112	355,132
SL Green Realty Corp. (REIT)	9,827	622,344
Sovran Self Storage, Inc. (REIT)	3,200	121,280
Strategic Hotels & Resorts, Inc. (REIT)*	12,900	54,696
Sun Communities, Inc. (REIT)	2,637	80,956
Sunstone Hotel Investors, Inc. (REIT)*	13,813	125,284
Tanger Factory Outlet Centers (REIT)	2,000	94,280
Taubman Centers, Inc. (REIT)	6,900	307,809
Terreno Realty Corp. (REIT)*	1,800	32,796
UDR, Inc. (REIT)	21,389	451,736
UMH Properties, Inc. (REIT)	1,700	18,258
Universal Health Realty Income Trust (REIT)	1,056	36,337
Urstadt Biddle Properties, Inc. (REIT), Class A	3,459	62,539
U-Store-It Trust (REIT)	13,300	111,055
Walter Investment Management Corp. (REIT)	3,765	65,850
Washington Real Estate Investment Trust (REIT)	6,300	199,899
Weingarten Realty Investors (REIT)	14,745	321,736
Winthrop Realty Trust (REIT)	3,334	41,208

		20,970,440

Real Estate Management & Development (0.6%)
Avatar Holdings, Inc.*	1,573	30,013
BR Malls Participacoes S.A	78,400	647,310
BR Properties S.A	121,700	1,172,405
Consolidated-Tomoka Land Co	1,172	33,414
Forest City Enterprises, Inc., Class A*	16,400	210,412
Forestar Group, Inc.*	4,950	84,397
Iguatemi Empresa de Shopping Centers S.A	23,300	520,807
Multiplan Empreendimentos Imobiliarios S.A	34,600	735,557

		3,434,315

Thrifts & Mortgage Finance (0.5%)
Abington Bancorp, Inc.	700	7,378
Astoria Financial Corp.	10,500	143,115
Bank Mutual Corp.	9,300	48,267
BankFinancial Corp.	5,500	50,435
Beneficial Mutual Bancorp, Inc.*	35,085	314,712
Berkshire Hills Bancorp, Inc.	2,363	44,803
Brookline Bancorp, Inc.	5,744	57,325
Capitol Federal Financial	2,348	57,996
Clifton Savings Bancorp, Inc.	2,500	21,500
Dime Community Bancshares, Inc.	2,355	32,617
ESB Financial Corp.	2,300	32,016
ESSA Bancorp, Inc.	3,900	46,176
Farmer Mac, Class C	596	6,449
First Financial Holdings, Inc.	2,772	30,880
First Niagara Financial Group, Inc.	26,012	303,040
Flagstar Bancorp, Inc.*	4,970	9,045
Flushing Financial Corp.	3,040	35,142
Fox Chase Bancorp, Inc.*	1,389	13,140
Heritage Financial Group	400	3,368
Home Federal Bancorp, Inc./Idaho	3,398	41,354
Kearny Financial Corp.	1,800	15,894
K-Fed Bancorp	1,000	7,890
Meridian Interstate Bancorp, Inc.*	2,600	27,404
MGIC Investment Corp.*	25,800	238,134
NASB Financial, Inc.	1,000	16,550
NewAlliance Bancshares, Inc.	11,765	148,474
Northwest Bancshares, Inc.	13,990	156,548
OceanFirst Financial Corp.	2,200	26,994
Ocwen Financial Corp.*	7,871	79,812
Oritani Financial Corp.	780	7,784
PMI Group, Inc.*	16,501	60,559
Provident Financial Services, Inc.	6,400	79,104
Provident New York Bancorp	7,200	60,408
Radian Group, Inc.	16,596	129,781
Rockville Financial, Inc.	2,200	25,278
Roma Financial Corp.	1,200	12,636
Territorial Bancorp, Inc.	2,500	42,075
TFS Financial Corp.	9,843	90,457
TrustCo Bank Corp. NY	4,451	24,748
United Financial Bancorp, Inc.	967	13,064
Washington Federal, Inc.	13,647	208,253
Waterstone Financial, Inc.*	1,968	7,852
Westfield Financial, Inc.	3,500	27,300
WSFS Financial Corp.	500	18,755

		2,824,512

Total Financials		94,593,585

Health Care (5.5%)
Biotechnology (0.2%)
Abraxis Bioscience, Inc.*	373	28,848
Alkermes, Inc.*	53,949	790,353
Celera Corp.*	9,845	66,355
Enzon Pharmaceuticals, Inc.*	733	8,246
Exelixis, Inc.*	4,252	16,668
Infinity Pharmaceuticals, Inc.*	920	5,069
Martek Biosciences Corp.*	4,755	107,606
Maxygen, Inc.*	3,833	22,193
Progenics Pharmaceuticals, Inc.*	964	4,868

		1,050,206

Health Care Equipment & Supplies (1.0%)
Alere, Inc.*	8,011	247,780
Analogic Corp.	650	29,172
AngioDynamics, Inc.*	3,389	51,648
Beckman Coulter, Inc.	8,852	431,889
Cantel Medical Corp.	1,731	28,042
CONMED Corp.*	4,023	90,155
Cooper Cos., Inc.	5,171	239,004
CryoLife, Inc.*	2,323	14,101
Cutera, Inc.*	1,318	10,676
Cynosure, Inc., Class A*	1,065	10,874
DynaVox, Inc., Class A*	346	2,810
Greatbatch, Inc.*	3,458	80,191
Hill-Rom Holdings, Inc.	1,932	69,339
Hologic, Inc.*	33,471	535,871
Invacare Corp.	3,699	98,060
Kinetic Concepts, Inc.*	7,553	276,289
Medical Action Industries, Inc.*	1,793	16,227
Palomar Medical Technologies, Inc.*	1,103	11,394
RTI Biologics, Inc.*	4,065	10,691
Symmetry Medical, Inc.*	4,774	46,021
Syneron Medical Ltd.*	1,555	15,426
Teleflex, Inc.	4,498	255,396
Wright Medical Group, Inc.*	392	5,649
Young Innovations, Inc.	587	16,794
Zimmer Holdings, Inc.*	60,389	3,160,156

		5,753,655

Health Care Providers & Services (3.0%)
Aetna, Inc.	162,932	5,150,280
Allied Healthcare International, Inc.*	9,400	23,500

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
American Dental Partners, Inc.*	1,646	$19,851
AMERIGROUP Corp.*	5,680	241,229
AmerisourceBergen Corp.	35,680	1,093,949
Amsurg Corp.*	3,660	63,977
Assisted Living Concepts, Inc., Class A*	1,528	46,512
Brookdale Senior Living, Inc.*	9,073	147,981
Capital Senior Living Corp.*	6,200	33,046
CardioNet, Inc.*	996	4,492
Centene Corp.*	6,254	147,532
Chindex International, Inc.*	1,110	16,772
CIGNA Corp.	46,100	1,649,458
Community Health Systems, Inc.*	3,984	123,384
Coventry Health Care, Inc.*	18,680	402,180
Cross Country Healthcare, Inc.*	3,412	24,532
Emdeon, Inc., Class A*	506	6,163
Gentiva Health Services, Inc.*	2,429	53,074
Hanger Orthopedic Group, Inc.*	1,800	26,172
Health Net, Inc.*	12,192	331,500
Healthspring, Inc.*	7,199	186,022
Healthways, Inc.*	4,191	48,783
Humana, Inc.*	40,128	2,016,031
Kindred Healthcare, Inc.*	4,697	61,155
LifePoint Hospitals, Inc.*	6,871	240,897
Magellan Health Services, Inc.*	4,157	196,377
MedCath Corp.*	3,600	36,252
MEDNAX, Inc.*	679	36,191
Molina Healthcare, Inc.*	1,100	29,689
National Healthcare Corp.	1,100	40,777
Omnicare, Inc.	101,796	2,430,888
Owens & Minor, Inc.	1,930	54,928
PharMerica Corp.*	383	3,650
Psychiatric Solutions, Inc.*	2,076	69,650
RehabCare Group, Inc.*	2,675	54,088
Res-Care, Inc.*	3,985	52,881
Select Medical Holdings Corp.*	5,248	40,410
Skilled Healthcare Group, Inc., Class A*	4,900	19,257
Sun Healthcare Group, Inc.*	9,446	80,008
Team Health Holdings, Inc.*	25,600	330,496
Tenet Healthcare Corp.*	19,100	90,152
Triple-S Management Corp., Class B*	3,049	51,376
U.S. Physical Therapy, Inc.*	962	16,085
Universal American Corp.	3,565	52,584
Universal Health Services, Inc., Class B	10,681	415,064
WellCare Health Plans, Inc.*	5,374	155,631

		16,414,906

Health Care Technology (0.0%)
Vital Images, Inc.*	546	7,224

Life Sciences Tools & Services (0.1%)
Accelrys, Inc.*	2,614	18,193
Affymetrix, Inc.*	8,812	40,183
Albany Molecular Research, Inc.*	4,100	26,158
Bio-Rad Laboratories, Inc., Class A*	2,460	222,655
Cambrex Corp.*	500	2,125
Charles River Laboratories International, Inc.*	6,863	227,508
Kendle International, Inc.*	1,410	13,141
PerkinElmer, Inc.	9,358	216,544

		766,507

Pharmaceuticals (1.2%)
BMP Sunstone Corp.*	2,216	16,842
Endo Pharmaceuticals Holdings, Inc.*	45,253	1,504,210
Forest Laboratories, Inc.*	96,481	2,984,157
Hi-Tech Pharmacal Co., Inc.*	300	6,072
Impax Laboratories, Inc.*	46,960	929,808
King Pharmaceuticals, Inc.*	32,600	324,696
Medicines Co.*	3,439	48,834
Medicis Pharmaceutical Corp., Class A	8,086	239,750
Par Pharmaceutical Cos., Inc.*	4,862	141,387
ViroPharma, Inc.*	10,474	156,167

		6,351,923

Total Health Care		30,344,421

Industrials (7.9%)
Aerospace & Defense (0.6%)
AAR Corp.*	4,917	91,751
Astronics Corp.*	400	6,980
BE Aerospace, Inc.*	12,393	375,632
Ceradyne, Inc.*	3,400	79,390
Cubic Corp.	1,134	46,267
Curtiss-Wright Corp.	5,870	177,861
Ducommun, Inc.	2,200	47,916
Esterline Technologies Corp.*	17,292	989,621
GenCorp, Inc.*	4,495	22,115
Global Defense Technology & Systems, Inc.*	419	5,740
Herley Industries, Inc.*	2,672	44,088
Hexcel Corp.*	774	13,769
Ladish Co., Inc.*	2,390	74,401
LMI Aerospace, Inc.*	1,200	19,104
Moog, Inc., Class A*	5,697	202,301
Orbital Sciences Corp.*	4,292	65,668
Spirit AeroSystems Holdings, Inc., Class A*	11,576	230,710
Teledyne Technologies, Inc.*	17,242	686,576
Triumph Group, Inc.	2,105	157,012

		3,336,902

Air Freight & Logistics (0.1%)
Air Transport Services Group, Inc.*	5,300	32,277
Atlas Air Worldwide Holdings, Inc.*	3,281	165,034
Dynamex, Inc.*	900	13,725
UTi Worldwide, Inc.	1,968	31,646

		242,682

Airlines (1.1%)
AirTran Holdings, Inc.*	17,079	125,531
Alaska Air Group, Inc.*	4,496	229,431
AMR Corp.*	28,441	178,325
Copa Holdings S.A., Class A	1,401	75,528
Delta Air Lines, Inc.*	144,380	1,680,583
Hawaiian Holdings, Inc.*	1,570	9,404
JetBlue Airways Corp.*	30,470	203,844
Republic Airways Holdings, Inc.*	5,100	42,228
SkyWest, Inc.	239,205	3,339,302
U.S. Airways Group, Inc.*	20,714	191,604
UAL Corp.*	5,577	131,785

		6,207,565

Building Products (0.1%)
A.O. Smith Corp.	323	18,699
American Woodmark Corp.	1,611	28,563
Ameron International Corp.	1,098	74,620
Apogee Enterprises, Inc.	2,953	27,020
Armstrong World Industries, Inc.*	2,073	86,050
Builders FirstSource, Inc.*	5,201	11,858
Gibraltar Industries, Inc.*	4,277	38,407
Griffon Corp.*	6,557	79,930
Insteel Industries, Inc.	2,526	22,684

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Owens Corning, Inc.*	6,474	$165,929
Quanex Building Products Corp.	3,409	58,873
Simpson Manufacturing Co., Inc.	328	8,456
Universal Forest Products, Inc.	2,100	61,425
USG Corp.*	5,100	67,269

		749,783

Commercial Services & Supplies (0.3%)
ABM Industries, Inc.	4,407	95,147
ACCO Brands Corp.*	9,193	52,860
American Reprographics Co.*	3,418	26,831
ATC Technology Corp.*	1,130	27,956
Bowne & Co., Inc.	2,134	24,178
Corrections Corp. of America*	12,029	296,876
Courier Corp.	2,300	32,706
Covanta Holding Corp.	16,700	263,025
Deluxe Corp.	989	18,919
EnergySolutions, Inc.	9,600	48,288
Ennis, Inc.	2,200	39,358
Fuel Tech, Inc.*	1,909	11,969
G&K Services, Inc., Class A	2,281	52,144
GEO Group, Inc.*	4,421	103,230
KAR Auction Services, Inc.*	2,525	31,840
Kimball International, Inc., Class B	5,484	31,972
M&F Worldwide Corp.*	1,287	31,338
McGrath RentCorp.	1,900	45,505
Metalico, Inc.*	6,800	26,044
Mine Safety Appliances Co.	1,179	31,951
Mobile Mini, Inc.*	4,383	67,235
Multi-Color Corp.	779	11,997
Schawk, Inc.	961	17,740
Steelcase, Inc., Class A	7,500	62,475
Sykes Enterprises, Inc.*	4,617	62,699
Team, Inc.*	2,047	35,229
UniFirst Corp.	1,806	79,735
United Stationers, Inc.*	1,231	65,871
Viad Corp.	2,205	42,645
Waste Connections, Inc.*	2,207	87,530

		1,825,293

Construction & Engineering (1.3%)
Aecom Technology Corp.*	8,868	215,138
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)*	7,591	185,600
Comfort Systems USA, Inc.	6,111	65,571
Dycom Industries, Inc.*	6,088	60,819
EMCOR Group, Inc.*	8,391	206,335
Furmanite Corp.*	3,500	17,080
Granite Construction, Inc.	4,204	95,599
Great Lakes Dredge & Dock Corp.	3,532	20,521
Insituform Technologies, Inc., Class A*	1,191	28,798
KBR, Inc.	18,900	465,696
Layne Christensen Co.*	48,887	1,265,685
MasTec, Inc.*	6,694	69,082
Northwest Pipe Co.*	1,468	25,690
Pike Electric Corp.*	2,600	18,928
Shaw Group, Inc.*	106,274	3,566,556
Sterling Construction Co., Inc.*	2,900	35,902
Tutor Perini Corp.*	3,149	63,263
URS Corp.*	13,180	500,576

		6,906,839

Electrical Equipment (0.7%)
AMETEK, Inc.	23,800	1,136,926
Baldor Electric Co.	501	20,240
Brady Corp., Class A	5,800	169,186
Broadwind Energy, Inc.*	5,637	10,541
Encore Wire Corp.	2,819	57,818
EnerSys*	4,600	114,862
Franklin Electric Co., Inc.	577	19,133
Generac Holdings, Inc.*	2,073	28,276
General Cable Corp.*	4,507	122,230
Hubbell, Inc., Class B	19,131	970,898
LaBarge, Inc.*	400	4,996
LSI Industries, Inc.	5,000	32,100
Preformed Line Products Co.	100	3,487
Regal-Beloit Corp.	908	53,290
Thomas & Betts Corp.*	31,128	1,276,871

		4,020,854

Industrial Conglomerates (0.3%)
Carlisle Cos., Inc.	7,155	214,292
Otter Tail Corp.	3,700	75,443
Seaboard Corp.	48	85,008
Standex International Corp.	1,284	31,060
Textron, Inc.	43,100	886,136
Tredegar Corp.	3,329	63,185
United Capital Corp.*	604	14,695

		1,369,819

Machinery (2.4%)
AGCO Corp.*	140,446	5,478,798
Alamo Group, Inc.	583	13,018
Albany International Corp., Class A	3,000	56,760
American Railcar Industries, Inc.*	1,600	25,088
Ampco-Pittsburgh Corp.	1,200	29,784
Astec Industries, Inc.*	2,512	71,667
Barnes Group, Inc.	57,298	1,007,872
Briggs & Stratton Corp.	2,572	48,894
Cascade Corp.	1,306	41,531
Chart Industries, Inc.*	3,621	73,724
CIRCOR International, Inc.	2,089	66,012
CLARCOR, Inc.	886	34,226
Columbus McKinnon Corp.*	2,188	36,299
Commercial Vehicle Group, Inc.*	1,972	20,075
Crane Co.	6,234	236,518
Dover Corp.	16,920	883,393
EnPro Industries, Inc.*	1,606	50,236
ESCO Technologies, Inc.	3,339	111,055
Federal Signal Corp.	8,600	46,354
Flow International Corp.*	1,300	3,419
Force Protection, Inc.*	6,122	30,855
FreightCar America, Inc.	1,138	27,995
Gardner Denver, Inc.	531	28,504
Greenbrier Cos., Inc.*	2,847	44,385
Harsco Corp.	9,407	231,224
IDEX Corp.	1,884	66,901
Kadant, Inc.*	1,390	26,285
Kennametal, Inc.	2,762	85,429
L.B. Foster Co., Class A*	1,526	44,162
Met-Pro Corp.	800	8,072
Miller Industries, Inc.	1,814	24,543
Mueller Industries, Inc.	4,220	111,788
Mueller Water Products, Inc., Class A	4,471	13,502
NACCO Industries, Inc., Class A	97	8,477
Pentair, Inc.	44,914	1,510,458
Robbins & Myers, Inc.	2,978	79,751
Snap-On, Inc.	7,073	328,965
SPX Corp.	5,125	324,310
Tecumseh Products Co., Class A*	2,600	29,822
Terex Corp.*	50,494	1,157,323
Timken Co.	3,066	117,612
Titan International, Inc.	3,300	44,781
Trinity Industries, Inc.	9,924	221,008

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Twin Disc, Inc.	1,344	$18,749
Wabash National Corp.*	7,449	60,262
Wabtec Corp.	5,113	244,350
Watts Water Technologies, Inc., Class A	3,300	112,365

		13,336,601

Marine (0.1%)
Alexander & Baldwin, Inc.	5,163	179,879
American Commercial Lines, Inc.*	1,465	40,844
Eagle Bulk Shipping, Inc.*	11,100	57,942
Excel Maritime Carriers Ltd.*	3,207	18,023
Genco Shipping & Trading Ltd.*	3,398	54,164
Horizon Lines, Inc., Class A	1,443	6,061
International Shipholding Corp.	1,077	30,415
Kirby Corp.*	6,503	260,510
Ultrapetrol Bahamas Ltd.*	5,719	36,716

		684,554

Professional Services (0.2%)
Barrett Business Services, Inc.	1,200	18,228
CDI Corp.	1,105	14,277
CRA International, Inc.*	1,036	18,700
Equifax, Inc.	16,241	506,719
FTI Consulting, Inc.*	1,144	39,685
GP Strategies Corp.*	1,500	13,635
Heidrick & Struggles International, Inc.	1,600	31,168
Huron Consulting Group, Inc.*	1,218	26,784
Kelly Services, Inc., Class A*	2,728	31,999
Korn/Ferry International*	5,507	91,086
Navigant Consulting, Inc.*	4,913	57,138
On Assignment, Inc.*	1,900	9,975
School Specialty, Inc.*	1,215	15,807
SFN Group, Inc.*	7,800	46,878
Towers Watson & Co., Class A	4,756	233,900
TrueBlue, Inc.*	3,076	41,987
Volt Information Sciences, Inc.*	1,374	9,893
VSE Corp.	195	6,878

		1,214,737

Road & Rail (0.6%)
All America Latina Logistica S.A	59,800	610,017
Amerco, Inc.*	1,008	80,116
Arkansas Best Corp.	3,140	76,082
Canadian Pacific Railway Ltd.	24,055	1,465,671
Celadon Group, Inc.*	1,000	13,810
Con-way, Inc.	6,316	195,733
Hertz Global Holdings, Inc.*	4,562	48,312
Kansas City Southern*	5,200	194,532
Old Dominion Freight Line, Inc.*	1,101	27,987
Patriot Transportation Holding, Inc.*	100	7,013
RailAmerica, Inc.*	2,300	22,149
Ryder System, Inc.	3,437	147,000
Saia, Inc.*	2,671	39,878
Universal Truckload Services, Inc.*	1,500	23,490
USA Truck, Inc.*	600	8,988
Werner Enterprises, Inc.	4,486	91,918

		3,052,696

Trading Companies & Distributors (0.1%)
Aceto Corp.	5,460	37,073
Aircastle Ltd.	6,032	51,151
CAI International, Inc.*	1,385	21,011
GATX Corp.	3,940	115,521
H&E Equipment Services, Inc.*	2,300	18,331
Interline Brands, Inc.*	3,460	62,418
Kaman Corp.	1,239	32,474
Lawson Products, Inc.	900	13,743
RSC Holdings, Inc.*	3,386	25,260
Rush Enterprises, Inc., Class A*	3,654	56,052
TAL International Group, Inc.	1,684	40,787
Titan Machinery, Inc.*	589	9,601
United Rentals, Inc.*	7,675	113,897
WESCO International, Inc.*	3,594	141,208

		738,527

Total Industrials		43,686,852

Information Technology (5.3%)
Communications Equipment (0.4%)
ADC Telecommunications, Inc.*	3,129	39,644
Anaren, Inc.*	1,197	20,098
Arris Group, Inc.*	12,946	126,482
Aviat Networks, Inc.*	11,300	46,217
Bel Fuse, Inc., Class B	1,491	31,043
Black Box Corp.	2,069	66,332
Brocade Communications Systems, Inc.*	56,236	328,418
CommScope, Inc.*	11,978	284,358
Comtech Telecommunications Corp.*	2,283	62,440
Digi International, Inc.*	4,000	37,960
EchoStar Corp., Class A*	4,200	80,136
EMS Technologies, Inc.*	1,611	30,013
Emulex Corp.*	10,459	109,192
Extreme Networks, Inc.*	16,300	50,693
Globecomm Systems, Inc.*	4,394	36,778
Harmonic, Inc.*	9,706	66,777
Oplink Communications, Inc.*	1,351	26,804
Opnext, Inc.*	7,000	10,990
PC-Tel, Inc.*	5,400	33,156
Powerwave Technologies, Inc.*	25,700	46,774
SeaChange International, Inc.*	1,650	12,226
Sonus Networks, Inc.*	11,962	42,226
Sycamore Networks, Inc.	1,856	60,153
Symmetricom, Inc.*	7,694	44,010
Tekelec*	7,598	98,470
Tellabs, Inc.	50,576	376,791
UTStarcom, Inc.*	21,400	46,438
ViaSat, Inc.*	2,664	109,517

		2,324,136

Computers & Peripherals (0.2%)
Avid Technology, Inc.*	3,624	47,511
Cray, Inc.*	2,246	14,824
Diebold, Inc.	6,608	205,443
Electronics for Imaging, Inc.*	5,635	68,296
Imation Corp.*	5,400	50,382
Intevac, Inc.*	2,438	24,404
Lexmark International, Inc., Class A*	10,304	459,764
Rimage Corp.*	1,034	16,999
Silicon Graphics International Corp.*	3,449	26,764

		914,387

Electronic Equipment, Instruments & Components (2.5%)
Agilysys, Inc.*	2,780	18,070
Anixter International, Inc.*	1,890	102,041
Arrow Electronics, Inc.*	78,629	2,101,753
Avnet, Inc.*	19,250	519,943
AVX Corp.	4,655	64,332
Benchmark Electronics, Inc.*	6,800	111,520
Checkpoint Systems, Inc.*	3,124	63,573
Cogent, Inc.*	1,369	14,566
Cognex Corp.	1,339	35,912
Coherent, Inc.*	1,143	45,731
CPI International, Inc.*	1,258	17,612
CTS Corp.	3,754	36,113

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Daktronics, Inc.	2,311	$22,694
Electro Rent Corp.	1,586	21,062
Electro Scientific Industries, Inc.*	3,862	42,907
Flextronics International Ltd.*	67,680	408,787
ICx Technologies, Inc.*	500	3,775
Ingram Micro, Inc., Class A*	287,498	4,847,216
Insight Enterprises, Inc.*	4,300	67,252
Itron, Inc.*	376	23,023
Jabil Circuit, Inc.	7,536	108,594
Kingboard Laminates Holdings Ltd.	1,097,300	1,114,434
L-1 Identity Solutions, Inc.*	9,698	113,758
Littelfuse, Inc.*	574	25,084
Measurement Specialties, Inc.*	2,032	37,551
Mercury Computer Systems, Inc.*	3,786	45,546
Methode Electronics, Inc.	2,826	25,660
Molex, Inc.	16,509	345,533
Newport Corp.*	4,082	46,290
OSI Systems, Inc.*	648	23,535
Park Electrochemical Corp.	710	18,701
PC Connection, Inc.*	1,800	12,294
Rofin-Sinar Technologies, Inc.*	1,991	50,532
Rogers Corp.*	1,589	50,022
Scansource, Inc.*	3,399	94,288
SMART Modular Technologies (WWH), Inc.*	3,896	23,493
Spectrum Control, Inc.*	1,613	23,743
SYNNEX Corp.*	2,497	70,266
Tech Data Corp.*	69,353	2,794,926
TTM Technologies, Inc.*	7,321	71,673
Vishay Intertechnology, Inc.*	21,094	204,190
Vishay Precision Group, Inc.*	1,506	23,509
X-Rite, Inc.*	6,500	24,635
Zygo Corp.*	3,500	34,300

		13,950,439

Internet Software & Services (0.3%)
AOL, Inc.*	13,475	333,506
Digital River, Inc.*	4,643	158,048
DivX, Inc.*	2,269	21,624
EarthLink, Inc.	12,984	118,025
IAC/InterActiveCorp*	7,168	188,303
InfoSpace, Inc.*	3,600	31,176
Internap Network Services Corp.*	5,918	29,057
Internet Brands, Inc., Class A*	2,700	35,856
Internet Capital Group, Inc.*	3,924	43,282
j2 Global Communications, Inc.*	1,960	46,628
Keynote Systems, Inc.	839	9,749
ModusLink Global Solutions, Inc.*	7,500	47,625
Monster Worldwide, Inc.*	8,291	107,451
Perficient, Inc.*	2,203	20,136
RealNetworks, Inc.*	8,332	27,162
TechTarget, Inc.*	2,900	15,225
United Online, Inc.	9,300	53,196

		1,286,049

IT Services (0.6%)
Broadridge Financial Solutions, Inc.	2,402	54,934
CACI International, Inc., Class A*	3,666	165,923
CIBER, Inc.*	4,700	14,147
Computer Task Group, Inc.*	200	1,528
Convergys Corp.*	12,249	128,002
CoreLogic, Inc.	12,680	242,949
CSG Systems International, Inc.*	2,363	43,078
Euronet Worldwide, Inc.*	6,233	112,132
Hackett Group, Inc.*	4,800	19,824
Integral Systems, Inc.*	1,316	9,712
ManTech International Corp., Class A*	382	15,127
MoneyGram International, Inc.*	3,000	7,320
Online Resources Corp.*	2,200	9,768
SAIC, Inc.*	110,521	1,766,126
SRA International, Inc., Class A*	5,184	102,228
Tier Technologies, Inc.*	300	1,662
Total System Services, Inc.	21,079	321,244
Unisys Corp.*	3,627	101,193
Virtusa Corp.*	563	5,455

		3,122,352

Office Electronics (0.0%)
Zebra Technologies Corp., Class A* .	3,330	112,021

Semiconductors & Semiconductor Equipment (0.8%)
Actel Corp.*	2,646	42,204
Advanced Energy Industries, Inc.*	1,666	21,758
ANADIGICS, Inc.*	1,183	7,204
Atmel Corp.*	10,104	80,428
ATMI, Inc.*	3,512	52,188
Axcelis Technologies, Inc.*	6,301	12,161
Brooks Automation, Inc.*	5,122	34,369
Cabot Microelectronics Corp.*	2,200	70,796
Cohu, Inc.	3,120	39,281
Cymer, Inc.*	3,126	115,912
DSP Group, Inc.*	5,100	35,700
Energy Conversion Devices, Inc.*	3,747	18,810
Entegris, Inc.*	13,903	64,927
Exar Corp.*	6,291	37,683
Fairchild Semiconductor International, Inc.*	15,069	141,649
FEI Co.*	3,497	68,436
FormFactor, Inc.*	6,313	54,292
Integrated Device Technology, Inc.*	11,800	69,030
International Rectifier Corp.*	8,936	188,460
Intersil Corp., Class A	10,294	120,337
IXYS Corp.*	1,100	10,505
Linear Technology Corp.	11,800	362,614
LSI Corp.*	87,400	398,544
MEMC Electronic Materials, Inc.*	16,741	199,553
Microsemi Corp.*	6,498	111,441
Microtune, Inc.*	800	2,320
MKS Instruments, Inc.*	4,061	73,017
National Semiconductor Corp.	360	4,597
Novellus Systems, Inc.*	1,862	49,492
OmniVision Technologies, Inc.*	1,957	45,089
Pericom Semiconductor Corp.*	3,996	34,725
Photronics, Inc.*	8,643	45,721
PMC-Sierra, Inc.*	28,500	209,760
Rudolph Technologies, Inc.*	1,636	13,595
Sigma Designs, Inc.*	3,181	36,550
Silicon Image, Inc.*	5,500	26,290
Standard Microsystems Corp.*	1,738	39,644
SunPower Corp., Class A*	7,493	107,899
Tessera Technologies, Inc.*	1,403	25,956
Trident Microsystems, Inc.*	14,100	24,111
Varian Semiconductor Equipment Associates, Inc.*	47,890	1,378,274
Zoran Corp.*	5,830	44,541

		4,519,863

Software (0.5%)
BMC Software, Inc.*	11,500	465,520
CDC Corp., Class A*	2,833	11,984
Check Point Software Technologies Ltd.*	26,400	974,952

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Compuware Corp.*	15,387	$131,251
Epicor Software Corp.*	4,600	40,020
EPIQ Systems, Inc.	1,424	17,458
ePlus, Inc.*	900	19,305
Fair Isaac Corp.	5,995	147,837
JDA Software Group, Inc.*	4,570	115,895
Mentor Graphics Corp.*	9,608	101,557
Novell, Inc.*	44,089	263,211
Quest Software, Inc.*	1,895	46,598
S1 Corp.*	2,302	11,993
Synopsys, Inc.*	18,198	450,765
Take-Two Interactive Software, Inc.*	8,300	84,162
TeleCommunication Systems, Inc., Class A*	1,418	5,544
THQ, Inc.*	5	20

		2,888,072

Total Information Technology		29,117,319

Materials (11.2%)
Chemicals (1.5%)
A. Schulman, Inc.	3,959	79,774
Agrium, Inc. (When Issued)	11,520	863,885
American Vanguard Corp.	4,000	24,720
Arch Chemicals, Inc.	1,383	48,529
Ashland, Inc.	9,028	440,296
Cabot Corp.	8,398	273,523
CF Industries Holdings, Inc.	10,400	993,200
Cytec Industries, Inc.	6,131	345,666
Eastman Chemical Co.	7,465	552,410
Ferro Corp.*	7,235	93,259
FMC Corp.	17,040	1,165,706
Georgia Gulf Corp.*	4,258	69,576
H.B. Fuller Co.	5,600	111,272
Hawkins, Inc.	100	3,542
Huntsman Corp.	23,300	269,348
Innophos Holdings, Inc.	2,161	71,529
Intrepid Potash, Inc.*	5,632	146,826
Kraton Performance Polymers, Inc.*	592	16,073
Methanex Corp.	42,200	1,033,478
Minerals Technologies, Inc.	2,125	125,205
NL Industries, Inc.	1,000	9,080
Olin Corp.	4,806	96,889
OM Group, Inc.*	3,813	114,848
PolyOne Corp.*	4,483	54,199
Quaker Chemical Corp.	505	16,443
Rockwood Holdings, Inc.*	1,947	61,272
RPM International, Inc.	7,294	145,296
Sensient Technologies Corp.	6,188	188,672
Spartech Corp.*	3,084	25,320
Valspar Corp.	11,513	366,689
W.R. Grace & Co.*	7,637	213,378
Westlake Chemical Corp.	2,725	81,559
Zoltek Cos., Inc.*	4,449	43,244

		8,144,706

Construction Materials (0.0%)
Headwaters, Inc.*	10,800	38,880
Texas Industries, Inc.	2,700	85,104

		123,984

Containers & Packaging (1.1%)
AptarGroup, Inc.	8,262	377,326
Ball Corp.	9,224	542,833
Bemis Co., Inc.	13,975	443,706
Boise, Inc.*	7,743	50,252
Graham Packaging Co., Inc.*	2,200	26,004
Graphic Packaging Holding Co.*	19,700	65,798
Greif, Inc., Class A	17,737	1,043,645
Myers Industries, Inc.	6,000	51,540
Owens-Illinois, Inc.*	37,420	1,050,005
Packaging Corp. of America	12,712	294,537
Pactiv Corp.*	2,263	74,634
Rexam plc	104,488	503,911
Rock-Tenn Co., Class A	3,220	160,388
Sealed Air Corp.	20,679	464,864
Silgan Holdings, Inc.	2,939	93,166
Sonoco Products Co.	12,257	409,874
Temple-Inland, Inc.	11,205	209,085

		5,861,568

Metals & Mining (8.0%)
A.M. Castle & Co.*	2,621	34,728
AK Steel Holding Corp.	12,942	178,729
Alcoa, Inc.	300,544	3,639,588
AngloGold Ashanti Ltd. (ADR)	111,430	5,152,523
Banro Corp.*	747,036	1,703,242
Brush Engineered Materials, Inc.*	2,634	74,911
Century Aluminum Co.*	8,096	106,624
Coeur d’Alene Mines Corp.*	10,140	201,989
Commercial Metals Co.	13,775	199,600
Geovic Mining Corp.*	612,517	465,513
Gold Fields Ltd. (ADR)	397,377	6,067,947
Haynes International, Inc.	1,566	54,685
Hecla Mining Co.*	33,100	209,192
Horsehead Holding Corp.*	6,445	63,612
Kaiser Aluminum Corp.	1,954	83,612
Kinross Gold Corp.	451,047	8,475,173
Molycorp, Inc.*	1,800	50,922
Newcrest Mining Ltd. (ADR)	86,985	3,348,922
Novagold Resources, Inc.*	299,296	2,615,847
Olympic Steel, Inc.	1,640	37,704
Polyus Gold OJSC (ADR)	208,440	5,409,018
Reliance Steel & Aluminum Co.	8,060	334,732
Royal Gold, Inc.	4,913	244,864
RTI International Metals, Inc.*	3,476	106,435
Schnitzer Steel Industries, Inc., Class A	2,250	108,630
Silver Standard Resources, Inc.*	211,103	4,217,838
Steel Dynamics, Inc.	27,269	384,766
Thompson Creek Metals Co., Inc.*	15,780	170,108
Universal Stainless & Alloy Products, Inc.*	1,237	30,381
Walter Energy, Inc.	1,449	117,789
Worthington Industries, Inc.	2,416	36,312

		43,925,936

Paper & Forest Products (0.6%)
Buckeye Technologies, Inc.	5,329	78,390
Clearwater Paper Corp.*	388	29,519
Domtar Corp.	37,802	2,441,253
KapStone Paper and Packaging Corp.*	5,720	69,441
Louisiana-Pacific Corp.*	15,437	116,858
Neenah Paper, Inc.	1,176	17,875
P.H. Glatfelter Co.	6,787	82,530
Sino-Forest Corp.*	23,000	383,147
Sino-Forest Corp. (ADR)*§	13,700	228,222
Wausau Paper Corp.*	5,700	47,253

		3,494,488

Total Materials		61,550,682

Telecommunication Services (2.3%)
Diversified Telecommunication Services (1.0%)
Atlantic Tele-Network, Inc.	236	11,621

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Cincinnati Bell, Inc.*	13,600	$36,312
Consolidated Communications Holdings, Inc.	200	3,734
Frontier Communications Corp.	76,639	626,141
General Communication, Inc., Class A*	4,271	42,582
Global Crossing Ltd.*	1,431	18,403
Iridium Communications, Inc.*	2,307	19,702
Level 3 Communications, Inc.*	164,500	154,186
PAETEC Holding Corp.*	1,367	5,618
Premiere Global Services, Inc.*	5,957	42,175
TELUS Corp. (Non-Voting), Class A	102,444	4,338,503
Vonage Holdings Corp.*	4,587	11,697

		5,310,674

Wireless Telecommunication Services (1.3%)
FiberTower Corp.*	4,732	20,064
Leap Wireless International, Inc.*	8,259	101,999
MetroPCS Communications, Inc.*	16,575	173,374
SK Telecom Co., Ltd. (ADR)	189,056	3,302,808
Telephone & Data Systems, Inc.	10,991	360,505
Tim Participacoes S.A. (Preference) (ADR)	61,477	2,028,126
Turkcell Iletisim Hizmet A/S (ADR)	72,480	1,214,765
USA Mobility, Inc.	1,638	26,257

		7,227,898

Total Telecommunication Services		12,538,572

Utilities (6.2%)
Electric Utilities (2.4%)
Allegheny Energy, Inc.	21,413	525,047
Allete, Inc.	4,195	152,824
Centrais Eletricas Brasileiras S.A. (Preference) (ADR), Class B	68,388	1,023,084
Central Vermont Public Service Corp.	2,037	41,086
Cleco Corp.	6,400	189,568
DPL, Inc.	14,277	373,058
El Paso Electric Co.*	6,490	154,332
Empire District Electric Co.	6,091	122,734
Great Plains Energy, Inc.	15,926	301,001
Hawaiian Electric Industries, Inc.	10,772	242,801
IDACORP, Inc.	91,190	3,275,545
MGE Energy, Inc.	3,162	125,183
Northeast Utilities	64,010	1,892,776
NV Energy, Inc.	138,751	1,824,576
Pepco Holdings, Inc.	29,448	547,733
Pinnacle West Capital Corp.	14,321	591,028
PNM Resources, Inc.	12,200	138,958
Portland General Electric Co.	10,501	212,960
UIL Holdings Corp.	6,349	178,788
UniSource Energy Corp.	4,938	165,077
Unitil Corp.	2,157	47,346
Westar Energy, Inc.	35,882	869,421

		12,994,926

Gas Utilities (0.9%)
AGL Resources, Inc.	9,499	364,382
Atmos Energy Corp.	10,993	321,545
Chesapeake Utilities Corp.	1,706	61,791
Energen Corp.	8,797	402,199
Laclede Group, Inc.	3,197	110,041
National Fuel Gas Co.	9,116	472,300
New Jersey Resources Corp.	4,610	180,804
Nicor, Inc.	5,600	256,592
Northwest Natural Gas Co.	3,621	171,816
Oneok, Inc.	13,850	623,804
Piedmont Natural Gas Co., Inc.	8,719	252,851
South Jersey Industries, Inc.	3,376	167,011
Southwest Gas Corp.	6,059	203,522
UGI Corp.	41,933	1,199,703
WGL Holdings, Inc.	5,720	216,102

		5,004,463

Independent Power Producers & Energy Traders (0.1%)
Dynegy, Inc.*	14,500	70,615
Mirant Corp.*	19,384	193,065
RRI Energy, Inc.*	48,731	172,995

		436,675

Multi-Utilities (2.6%)
Alliant Energy Corp.	13,430	488,181
Ameren Corp.	270,206	7,673,850
Avista Corp.	7,682	160,400
Black Hills Corp.	5,190	161,928
CenterPoint Energy, Inc.	53,071	834,276
CH Energy Group, Inc.	2,194	96,887
CMS Energy Corp.	30,356	547,015
Integrys Energy Group, Inc.	9,406	489,676
MDU Resources Group, Inc.	23,344	465,713
NorthWestern Corp.	4,922	140,277
NSTAR	12,653	497,896
OGE Energy Corp.	12,183	485,736
SCANA Corp.	14,670	591,494
TECO Energy, Inc.	28,429	492,390
Vectren Corp.	9,111	235,702
Wisconsin Energy Corp.	17,860	1,032,308

		14,393,729

Water Utilities (0.2%)
American States Water Co.	2,885	103,225
American Water Works Co., Inc.	22,085	513,918
Aqua America, Inc.	16,370	333,948
Artesian Resources Corp., Class A	2,100	40,047
California Water Service Group	2,872	106,121
Connecticut Water Service, Inc.	2,000	47,900
Consolidated Water Co., Ltd.	2,400	22,752
Middlesex Water Co.	2,694	45,367
SJW Corp.	2,286	56,304
York Water Co.	1,800	28,854

		1,298,436

Total Utilities		34,128,229

Total Common Stocks (73.4%) (Cost $335,931,533)		404,447,533

INVESTMENT COMPANY:
Investment Company (0.0%)
Kayne Anderson Energy Development Co. (Cost $11,973)	815	13,081

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Convertible Bonds (2.9%)
Energy (1.7%)
Oil, Gas & Consumable Fuels (1.7%)
Delta Petroleum Corp.
3.750%, 5/1/37	$2,952,000	2,324,700
Goodrich Petroleum Corp.
3.250%, 12/1/26	5,328,000	5,248,080

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
USEC, Inc.
3.000%, 10/1/14	$2,349,000	$1,858,646

Total Energy		9,431,426

Health Care (0.9%)
Health Care Providers & Services (0.9%)
Omnicare, Inc.
3.250%, 12/15/35	6,094,000	5,240,840

Total Health Care		5,240,840

Industrials (0.3%)
Airlines (0.3%)
JetBlue Airways Corp. Series B
6.750%, 10/15/39	938,000	1,534,802

Total Industrials		1,534,802

Total Convertible Bonds		16,207,068

Corporate Bonds (1.1%)
Financials (0.4%)
Insurance (0.4%)
Old Republic International Corp.
8.000%, 5/15/12	1,602,000	2,084,603

Total Financials		2,084,603

Information Technology (0.7%)
Communications Equipment (0.7%)
Alcatel-Lucent USA, Inc. Series B
2.875%, 6/15/25	4,497,000	4,075,406

Total Information Technology		4,075,406

Total Corporate Bonds		6,160,009

Total Long-Term Debt Securities (4.0%) (Cost $18,254,663)		22,367,077

SHORT-TERM INVESTMENTS:
Short-Term Investment (19.2%)
BlackRock Liquidity Funds TempFund
0.23%‡	105,990,650	105,990,650

Time Deposit (1.7%)
JPMorgan Chase Nassau
0.000%, 10/1/10	9,242,726	9,242,726

Total Short-Term Investments (20.9%) (Amortized Cost $115,233,376)		115,233,376

Total Investments (98.3%) (Cost/Amortized Cost $469,431,545)		542,061,067
Other Assets Less Liabilities (1.7%)		9,224,905

Net Assets (100%)		$551,285,972

*	Non-income producing.

†	Securities (totaling $62,172 or 0.0% of net assets) at fair value by management.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2010, the market value of these securities amounted to $290,394 or 0.1% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

‡	Affiliated company as defined under the Investment Company Act of 1940.

(b)	Illiquid Security.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2010, were as follows:

Securities	Market Value December 31, 2009	Purchases at Cost	Sales at Cost	Market Value September 30, 2010	Dividend Income	Realized Gain (Loss)
BlackRock Liquidity Funds TempFund	$—	$188,965,419	$82,974,769	$105,990,650	$80,093	$—

At September 30, 2010, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2010	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index	345	December-10	$21,662,326	$23,270,250	$1,607,924
S&P MidCap 400 E-Mini Index	1,167	December-10	88,876,683	93,371,670	4,494,987

					$6,102,911

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$24,297,384	$266,907	$—	$24,564,291
Consumer Staples	23,901,616	789,317	—	24,690,933
Energy	48,592,887	577,590	62,172	49,232,649
Financials	94,593,585	—	—	94,593,585
Health Care	30,344,421	—	—	30,344,421
Industrials	43,679,872	6,980	—	43,686,852
Information Technology	28,002,885	1,114,434	—	29,117,319
Materials	61,046,771	503,911	—	61,550,682
Telecommunication Services	12,538,572	—	—	12,538,572
Utilities	34,128,229	—	—	34,128,229
Convertible Bonds
Energy	—	9,431,426	—	9,431,426
Health Care	—	5,240,840	—	5,240,840
Industrials	—	1,534,802	—	1,534,802
Corporate Bonds
Financials	—	2,084,603	—	2,084,603
Information Technology	—	4,075,406	—	4,075,406
Futures	6,102,911	—	—	6,102,911
Investment Companies
Investment Companies	13,081	—	—	13,081
Short-Term Investments	—	115,233,376	—	115,233,376

Total Assets	$407,242,214	$140,859,592	$62,172	$548,163,978

Total Liabilities	$—	$—	$—	$—

Total	$407,242,214	$140,859,592	$62,172	$548,163,978

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities -Energy	Investments in Securities -Financials
Balance as of 12/31/09	$1,100,162	$425
Total gains or losses (realized/unrealized) included in earnings	(1,037,990)	(425)
Purchases, sales, issuances, and settlements (net)	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 9/30/10	$62,172	$—

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 9/30/10.	$62,172	$—

Investment security transactions for the nine months ended September 30, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$203,525,864
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$371,517,334

As of September 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$74,957,775
Aggregate gross unrealized depreciation	(9,283,042)

Net unrealized appreciation	$65,674,733

Federal income tax cost of investments	$476,386,334

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (3.5%)
Asset-Backed Securities (0.6%)
AEP Texas Central Transition Funding LLC, Series 2002-1 A5
6.250%, 1/15/17	$75,000	$89,625
American Express Credit Account Master Trust, Series 2009-1 A
1.607%, 12/15/14(l)	750,000	764,205
American Money Management Corp., Series 2006-6A A1A
0.543%, 5/3/18(l)§†	1,000,000	950,992
BMW Vehicle Owner Trust, Series 2010-A A3
1.390%, 4/25/14	100,000	101,045
Capital One Multi-Asset Execution Trust, Series 2007-A7 A7
5.750%, 7/15/20	600,000	712,551
Chase Issuance Trust, Series 2007-A17 A
5.120%, 10/15/14	150,000	162,993
Series 2009-A2 A2
1.807%, 4/15/14(l)	2,800,000	2,858,476
Citibank Credit Card Issuance Trust, Series 2003-A10 A10
4.750%, 12/10/15	150,000	166,245
Series 2003-A7 A7
4.150%, 7/7/17	100,000	110,542
Series 2006-A3 A3
5.300%, 3/15/18	500,000	582,951
Series 2007-A8 A8
5.650%, 9/20/19	100,000	119,973
Series 2009-A4 A4
4.900%, 6/23/16	200,000	224,927
Citigroup Mortgage Loan Trust, Inc., Series 2005-3 2A2A
2.917%, 8/25/35(l)	261,235	242,176
Entergy Texas Restoration Funding LLC, Series 2009-A A1
2.120%, 2/1/16	93,023	95,583
Ford Credit Auto Owner Trust, Series 2008-C A3
1.677%, 6/15/12(l)	1,392,434	1,397,699
Series 2009-E A2
0.800%, 3/15/12	2,544,091	2,546,001
Granite Master Issuer plc, Series 2006-3 A7
0.357%, 12/20/54(l)	350,505	326,587
Honda Auto Receivables Owner Trust, Series 2010-1 A3
1.250%, 10/21/13	1,000,000	1,007,965
USAA Auto Owner Trust, Series 2009-1 A4
4.770%, 9/15/14	1,000,000	1,075,478

		13,536,014

Non-Agency CMO (2.9%)
Adjustable Rate Mortgage Trust, Series 2005-5 2A1
2.891%, 9/25/35(l)	1,071,309	874,225
Banc of America Commercial Mortgage, Inc., Series 2004-6 A5
4.811%, 12/10/42	1,000,000	1,067,700
Series 2005-4 A5A
4.933%, 7/10/45	750,000	795,917
Series 2006-6 A4
5.356%, 10/10/45	450,000	479,664
Series 2007-2 A4
5.867%, 4/10/49(l)	500,000	511,610
Series 2007-3 A4
5.837%, 6/10/49(l)	801,000	822,131
Banc of America Large Loan, Inc., Series 2009-UB1 A4A
5.698%, 6/24/50(b)(l)§	500,000	551,147
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-9 2A1
3.350%, 2/25/34(l)	675,804	575,973
Bear Stearns Alt-A Trust, Series 2005-7 22A1
2.984%, 9/25/35(l)	690,661	517,049
Bear Stearns Commercial Mortgage Securities, Inc., Series 2003-T12 A4
4.680%, 8/13/39(l)	1,205,000	1,287,262
Series 2004-T16 A6
4.750%, 2/13/46(l)	790,000	823,800
Series 2006-BBA7 A1
0.367%, 3/15/19(l)§	674,929	634,433
Series 2006-T22 A4
5.678%, 4/12/38(l)	675,000	749,520
Series 2007-PW17 A2
5.574%, 6/11/50	500,000	522,267
Series 2007-PW17 AM
5.915%, 6/11/50(l)	2,000,000	1,912,462
Series 2007-PW18 A4
5.700%, 10/11/17	750,000	800,147
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4 A2B
5.205%, 12/11/49	1,130,000	1,180,269
Series 2007-CD4 A3
5.293%, 12/11/49	1,000,000	1,024,175
Commercial Mortgage Pass Through Certificates, Series 2005-LP5 A4
4.982%, 5/10/43(l)	1,000,000	1,080,539
Countrywide Alternative Loan Trust, Series 2006-OA22 A1
0.416%, 2/25/47(l)	413,564	244,433
Credit Suisse Mortgage Capital Certificates, Series 2006-C4 A3
5.467%, 9/15/39	1,000,000	1,053,367
Series 2010-RR1 2A
5.695%, 9/17/40(l)§	700,000	735,149
Series 2010-RR1 3A
5.837%, 6/10/49(l)§	700,000	756,044
Series 2010-RR7 2A
5.467%, 9/18/39(b)(l)§†	800,000	871,511
CS First Boston Mortgage Securities Corp.,
Series 2004-C2 A1
3.819%, 5/15/36	355,796	365,565
Series 2004-C4 A6
4.691%, 10/15/39	1,210,000	1,288,621
EMF-NL B.V., Series 2008-APRX A2
1.646%, 4/17/41(l)(m)	1,000,000	1,138,666
GE Capital Commercial Mortgage Corp., Series 2007-C1 A4
5.543%, 12/10/49	1,500,000	1,508,199
Granite Master Issuer plc, Series 2006-4 A6
0.347%, 12/20/54(l)	934,681	870,884

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
Greenpoint Mortgage Funding Trust, Series 2007-AR1 3A1
0.356%, 2/25/37(l)	$97,238	$81,736
Greenpoint Mortgage Pass-Through Certificates, Series 2003-1 A1
3.098%, 10/25/33(l)	692,055	586,027
Greenwich Capital Commercial Funding Corp., Series 2005-GG3 A4
4.799%, 8/10/42(l)	417,000	444,564
Series 2005-GG5 A5
5.224%, 4/10/37(l)	2,000,000	2,165,667
GS Mortgage Securities Corp. II, Series 2001-ROCK A2
6.624%, 5/3/18§	296,772	303,903
Series 2004-GG2 A6
5.396%, 8/10/38(l)	1,700,000	1,853,781
Series 2010-C1 A2
4.592%, 8/10/43§	1,500,000	1,609,347
Harborview Mortgage Loan Trust, Series 2006-12 2A2A
0.447%, 1/19/38(l)	377,663	227,366
Hilton Hotel Pool Trust, Series 2000-HLTA B
0.756%, 10/3/15(l)§	2,900,000	2,899,936
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2003-CB7 A4
4.879%, 1/12/38(l)	2,000,000	2,135,193
Series 2005-LDP1 A3
4.865%, 3/15/46	1,000,000	1,043,027
Series 2006-CB15 A4
5.814%, 6/12/43(l)	1,535,000	1,671,014
Series 2007-C1 ASB
5.857%, 2/15/51	1,000,000	1,052,553
Series 2007-CB18 A4
5.440%, 6/12/47	1,250,000	1,310,750
Series 2007-LDPX A3
5.420%, 1/15/49	500,000	517,694
LB-UBS Commercial Mortgage Trust, Series 2004-C1 A4
4.568%, 1/15/31	1,415,000	1,498,288
Series 2004-C2 A4
4.367%, 3/15/36	1,000,000	1,053,588
Series 2007-C6 A4
5.858%, 7/15/40(l)	1,250,000	1,321,841
Series 2007-C7 A3
5.866%, 9/15/45(l)	1,050,000	1,110,588
Series 2008-C1 A2
6.324%, 4/15/41(l)	1,000,000	1,114,341
Merrill Lynch Mortgage Trust, Series 2004-KEY2 A4
4.864%, 8/12/39(l)	1,110,000	1,172,183
Series 2005-LC1 A4
5.291%, 1/12/44(l)	750,000	815,998
Merrill Lynch/Countrywide Commercial Mortgage Trust,
Series 2007-5 A4
5.378%, 8/12/48	1,500,000	1,476,451
MLCC Mortgage Investors, Inc., Series 2005-2 3A
1.259%, 10/25/35(l)	377,575	296,661
Morgan Stanley, Series 2009-GG10 A4A
6.002%, 8/12/45(l)§	800,000	875,127
Morgan Stanley Capital I, Inc., Series 2005-IQ9 A5
4.700%, 7/15/56	775,000	827,346
Series 2006-HQ8 A4
5.557%, 3/12/44(l)	500,000	544,016
Series 2007-HQ12 A5
5.814%, 4/12/49(l)	1,250,000	1,216,514
Series 2007-T25 A3
5.514%, 11/12/49(l)	1,400,000	1,548,881
Morgan Stanley Dean Witter Capital I, Inc., Series 2003-TOP9 A2
4.740%, 11/13/36	130,000	138,156
OBP Depositor LLC Trust, Series 2010-OBP A
4.646%, 7/15/45§	1,000,000	1,081,666
RBSCF Trust, Series 2009-RR1 JPA
6.068%, 9/17/39(l)§	800,000	865,350
Series 2010-RR3 CSCA
5.467%, 9/16/39(l)§	800,000	854,281
Series 2010-RR3 JPMA
5.420%, 1/16/49(l)§†	1,000,000	1,094,064
Series 2010-RR4 CMLA
6.216%, 8/16/17(b)(l)§	500,000	546,563
Structured Asset Mortgage Investments, Inc., Series 2005-AR5 A1
0.507%, 7/19/35(l)	169,504	113,431
Wachovia Bank Commercial Mortgage Trust, Series 2003-C8 A4
4.964%, 11/15/35(l)	1,000,000	1,086,015
Series 2004-C11 A5
5.215%, 1/15/41(l)	1,500,000	1,622,911
Series 2004-C14 A2
4.368%, 8/15/41	308,248	320,188
Series 2007-C30 A5
5.342%, 12/15/43	695,000	681,966
Series 2007-C33 A4
6.102%, 2/15/51(l)	1,000,000	1,043,868
WaMu Mortgage Pass-Through Certificates, Series 2002-AR9 1A
1.770%, 8/25/42(l)	76,600	66,224
Series 2005-AR17 A1A1
0.526%, 12/25/45(l)	340,420	279,033

		67,610,826

Total Asset-Backed and Mortgage-Backed Securities		81,146,840

Convertible Bonds (0.2%)
Financials (0.1%)
Commercial Banks (0.1%)
U.S. Bancorp
0.000%, 12/11/35(l)	$2,400,000	2,392,560

Total Financials		2,392,560

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
Industrials (0.1%)
Commercial Services & Supplies (0.1%)
LDK Solar Co. Ltd.
4.750%, 4/15/13	$1,475,000	$1,432,593

Machinery (0.0%)
Smith & Wesson Holding Corp.
4.000%, 12/15/26	1,250,000	1,212,500

Total Industrials		2,645,093

Total Convertible Bonds		5,037,653

Corporate Bonds (35.8%)
Consumer Discretionary (3.7%)
Auto Components (0.0%)
Johnson Controls, Inc.
5.000%, 3/30/20	$250,000	274,751

Automobiles (0.1%)
Daimler Finance N.A. LLC
6.500%, 11/15/13	1,000,000	1,143,827
PACCAR, Inc.
6.875%, 2/15/14	200,000	233,857

		1,377,684

Distributors (0.1%)
American Tire Distributors, Inc.
9.750%, 6/1/17§	1,650,000	1,757,250
McJunkin Red Man Corp.
9.500%, 12/15/16§	800,000	704,000
SGS International, Inc.
12.000%, 12/15/13	700,000	724,500

Hotels, Restaurants & Leisure (0.6%)		3,185,750

Diamond Resorts Corp.
12.000%, 8/15/18§	1,425,000	1,400,063
El Pollo Loco, Inc.
11.750%, 12/1/12	825,000	837,375
Greektown Superholdings, Inc.
13.000%, 7/1/15§	1,775,000	1,922,344
Harrahs Operating Co., Inc.
11.250%, 6/1/17	850,000	930,750
International Game Technology
7.500%, 6/15/19	50,000	59,421
Landry’s Restaurants, Inc.
11.625%, 12/1/15	1,950,000	2,057,250
McDonald’s Corp.
4.300%, 3/1/13	200,000	216,409
5.350%, 3/1/18	500,000	585,757
4.875%, 7/15/40	90,000	93,392
Roadhouse Financing, Inc.
10.750%, 10/15/17§	1,775,000	1,819,375
Travelport LLC
11.875%, 9/1/16	775,000	829,250
Travelport LLC/Travelport, Inc.
9.000%, 3/1/16§	500,000	497,500
Wendy’s/Arby’s Restaurants LLC
10.000%, 7/15/16	1,950,000	2,074,312
Yum! Brands, Inc.
6.875%, 11/15/37	250,000	298,925

		13,622,123

Household Durables (0.1%)
Blyth, Inc.
5.500%, 11/1/13	2,050,000	1,845,000
Fortune Brands, Inc.
3.000%, 6/1/12	200,000	203,685
5.375%, 1/15/16	350,000	383,663
Newell Rubbermaid, Inc.
4.700%, 8/15/20	100,000	104,697
Toll Brothers Finance Corp.
6.750%, 11/1/19	100,000	103,486
Whirlpool Corp.
8.000%, 5/1/12	115,000	125,317
5.500%, 3/1/13	200,000	214,556
8.600%, 5/1/14	35,000	41,674

		3,022,078

Internet & Catalog Retail (0.2%)
Affinion Group, Inc.
10.125%, 10/15/13	1,900,000	1,949,750
11.500%, 10/15/15	700,000	739,375
Catalina Marketing Corp.
10.500%, 10/1/15 PIK§	1,925,000	2,059,750

		4,748,875

Leisure Equipment & Products (0.0%)
Hasbro, Inc.
6.350%, 3/15/40	65,000	66,846

Media (2.2%)
CBS Corp.
5.625%, 8/15/12	200,000	212,276
8.875%, 5/15/19	125,000	162,944
CCO Holdings LLC/CCO Holdings Capital Corp.
8.125%, 4/30/20§	1,700,000	1,802,000
Charter Communications Operating LLC
8.000%, 4/30/12§	500,000	530,000
Clear Channel Worldwide Holdings, Inc.
9.250%, 12/15/17	1,925,000	2,047,250
Comcast Cable Communications Holdings, Inc.
8.375%, 3/15/13	183,000	212,516
Comcast Corp.
6.500%, 1/15/15	200,000	234,499
5.900%, 3/15/16	400,000	462,054
6.500%, 1/15/17	400,000	475,839
5.700%, 7/1/19	100,000	114,755
5.150%, 3/1/20	500,000	546,449
6.950%, 8/15/37	400,000	469,036
6.400%, 5/15/38	200,000	221,193
6.550%, 7/1/39	400,000	452,812
COX Communications, Inc.
7.125%, 10/1/12	200,000	221,419
5.450%, 12/15/14	200,000	226,244
CSC Holdings LLC
7.625%, 4/1/11	1,700,000	1,738,250
CW Media Holdings, Inc.
13.500%, 8/15/15 PIK§	468,486	535,245
DCP LLC/DCP Corp.
10.750%, 8/15/15§	2,175,000	2,196,750
DIRECTV Holdings LLC
3.550%, 3/15/15	295,000	306,222
5.200%, 3/15/20	130,000	140,710
6.350%, 3/15/40	60,000	64,917
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
7.625%, 5/15/16	223,000	248,645
5.875%, 10/1/19	300,000	340,496
6.000%, 8/15/40	100,000	103,277
Discovery Communications LLC
3.700%, 6/1/15	100,000	105,964
5.050%, 6/1/20	200,000	217,676

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Principal Amount		Value (Note 1)
DISH DBS Corp.
6.375%, 10/1/11		$1,000,000	$1,035,000
European Media Capital S.A.
10.000%, 2/1/15(b)§†		1,984,553	1,224,469
GeoEye, Inc.
9.625%, 10/1/15		1,275,000	1,391,344
Grupo Televisa S.A.
6.625%, 1/15/40		250,000	284,396
Hughes Network Systems LLC/HNS Finance Corp.
9.500%, 4/15/14		1,500,000	1,552,500
Intelsat Intermediate Holding Co., Ltd.
9.500%, 2/1/15(e)		600,000	621,000
Intelsat Jackson Holdings S.A.
11.500%, 6/15/16		1,200,000	1,302,000
7.250%, 10/15/20§		2,800,000	2,814,000
inVentiv Health, Inc.
10.000%, 8/15/18§		725,000	720,469
Local Insight Regatta Holdings, Inc.
11.000%, 12/1/17		3,071,000	1,005,752
NBC Universal, Inc.
5.150%, 4/30/20§		300,000	323,978
Network Communications, Inc.
10.750%, 12/1/13(b)(h)		7,350,000	2,499,000
News America, Inc.
6.900%, 3/1/19		500,000	611,523
6.150%, 3/1/37		100,000	107,675
6.650%, 11/15/37		200,000	230,058
6.900%, 8/15/39		300,000	353,532
Nielsen Finance LLC/Nielsen Finance Co.
9.000%, 8/1/14	EUR	1,000,000	1,410,964
11.500%, 5/1/16		$1,000,000	1,135,000
7.750%, 10/15/18§		1,000,000	992,670
Omnicom Group, Inc.
6.250%, 7/15/19		200,000	235,126
4.450%, 8/15/20		35,000	35,983
ProQuest LLC/ProQuest Notes Co.
9.000%, 10/15/18§		1,200,000	1,218,000
Rainbow National Services LLC
10.375%, 9/1/14§		2,520,000	2,620,800
Reed Elsevier Capital, Inc.
8.625%, 1/15/19		100,000	131,564
Sirius XM Radio, Inc.
8.750%, 4/1/15§		825,000	876,562
Thomson Reuters Corp.
6.500%, 7/15/18		500,000	607,140
4.700%, 10/15/19		50,000	55,192
Time Warner Cable, Inc.
6.200%, 7/1/13		400,000	450,620
3.500%, 2/1/15		100,000	104,963
5.850%, 5/1/17		400,000	456,085
8.250%, 4/1/19		700,000	903,754
5.000%, 2/1/20		75,000	80,320
6.550%, 5/1/37		200,000	225,556
6.750%, 6/15/39		150,000	173,094
Time Warner Entertainment Co. LP
8.375%, 7/15/33		200,000	259,201
Time Warner, Inc.
3.150%, 7/15/15		200,000	207,306
5.875%, 11/15/16		200,000	232,888
4.875%, 3/15/20		500,000	542,433
7.625%, 4/15/31		350,000	433,944
7.700%, 5/1/32		300,000	374,886
6.500%, 11/15/36		200,000	224,290
Viacom, Inc.
4.375%, 9/15/14		100,000	108,540
6.250%, 4/30/16		200,000	234,595
5.625%, 9/15/19		100,000	113,996
6.875%, 4/30/36		200,000	234,797
Walt Disney Co.
4.500%, 12/15/13		500,000	554,083
6.000%, 7/17/17		100,000	121,983
WMG Acquisition Corp.
9.500%, 6/15/16		1,900,000	2,033,000
WPP Finance UK Corp.
5.875%, 6/15/14		900,000	997,217
XM Satellite Radio, Inc.
11.250%, 6/15/13§		560,000	614,600

			49,467,286

Multiline Retail (0.2%)
Bon-Ton Department Stores, Inc.
10.250%, 3/15/14		1,950,000	1,920,750
Kohl’s Corp.
6.250%, 12/15/17		200,000	239,039
Nordstrom, Inc.
6.750%, 6/1/14		60,000	70,347
4.750%, 5/1/20		45,000	48,141
Target Corp.
5.125%, 1/15/13		400,000	436,764
6.000%, 1/15/18		200,000	241,258
6.500%, 10/15/37		300,000	367,288
7.000%, 1/15/38		200,000	257,896
Wal-Mart Stores, Inc.
2.875%, 4/1/15		300,000	317,510

			3,898,993

Specialty Retail (0.2%)
AutoZone, Inc.
5.750%, 1/15/15		150,000	170,111
Home Depot, Inc.
5.400%, 3/1/16		200,000	227,717
5.875%, 12/16/36		500,000	533,044
Lowe’s Cos., Inc.
5.600%, 9/15/12		200,000	217,919
4.625%, 4/15/20		100,000	111,662
5.800%, 4/15/40		335,000	376,685
Staples, Inc.
9.750%, 1/15/14		500,000	619,123
Toys R Us Property Co. I LLC
10.750%, 7/15/17		1,250,000	1,412,500
Toys R Us Property Co. II LLC
8.500%, 12/1/17§		1,000,000	1,057,500

			4,726,261

Textiles, Apparel & Luxury Goods (0.0%)
Cintas Corp. No 2
6.125%, 12/1/17		100,000	120,852

Total Consumer Discretionary			84,511,499

Consumer Staples (2.1%)
Beverages (0.3%)
Anheuser-Busch Cos., Inc.
4.950%, 1/15/14		200,000	217,842
Anheuser-Busch InBev Worldwide, Inc.
3.000%, 10/15/12		725,000	752,756
4.125%, 1/15/15		125,000	134,557
5.375%, 1/15/20		575,000	649,055
6.375%, 1/15/40		250,000	302,092
Bottling Group LLC
6.950%, 3/15/14		300,000	355,661
Coca-Cola Co.
5.350%, 11/15/17		400,000	470,888

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Principal Amount		Value (Note 1)
Coca-Cola Enterprises, Inc.
8.500%, 2/1/12		$200,000	$218,833
7.375%, 3/3/14		300,000	360,623
6.950%, 11/15/26		500,000	643,311
Diageo Capital plc
5.750%, 10/23/17		200,000	236,041
Diageo Finance B.V.
5.500%, 4/1/13		400,000	441,415
3.250%, 1/15/15		50,000	52,877
Dr Pepper Snapple Group, Inc.
6.120%, 5/1/13		100,000	111,945
Pepsi Bottling Group, Inc.
7.000%, 3/1/29		200,000	263,915
PepsiAmericas, Inc.
5.750%, 7/31/12		200,000	217,856
PepsiCo, Inc.
3.100%, 1/15/15		100,000	106,561
5.000%, 6/1/18		200,000	230,344
7.900%, 11/1/18		400,000	532,910
4.500%, 1/15/20		300,000	334,502
5.500%, 1/15/40		50,000	57,258

			6,691,242

Food & Staples Retailing (0.6%)
Costco Wholesale Corp.
5.500%, 3/15/17		200,000	237,571
CVS Caremark Corp.
3.250%, 5/18/15		150,000	156,678
5.750%, 6/1/17		200,000	229,517
6.600%, 3/15/19		300,000	364,052
4.750%, 5/18/20		150,000	163,151
6.250%, 6/1/27		100,000	114,009
CVS Pass-Through Trust
7.507%, 1/10/32§		1,384,748	1,624,808
Delhaize America, Inc.
9.000%, 4/15/31		100,000	141,328
Kroger Co.
7.500%, 1/15/14		300,000	354,523
3.900%, 10/1/15		100,000	108,529
6.150%, 1/15/20		300,000	356,477
Picard Bondco S.A.
9.000%, 10/1/18§	EUR	1,300,000	1,851,975
Rite Aid Corp.
10.375%, 7/15/16		$525,000	546,656
8.000%, 8/15/20§		375,000	380,625
Safeway, Inc.
5.800%, 8/15/12		100,000	108,125
6.350%, 8/15/17		200,000	236,347
7.250%, 2/1/31		100,000	123,452
Tops Markets LLC
10.125%, 10/15/15§		800,000	859,000
U.S. Foodservice, Inc.
10.750%, 6/30/15§		1,840,000	1,876,800
Walgreen Co.
4.875%, 8/1/13		200,000	221,879
Wal-Mart Stores, Inc.
4.550%, 5/1/13		400,000	437,713
5.800%, 2/15/18		500,000	601,496
6.500%, 8/15/37		500,000	623,988
6.200%, 4/15/38		100,000	120,564
5.625%, 4/1/40		500,000	566,435
Woolworths Ltd.
4.000%, 9/22/20§		700,000	713,437

			13,119,135

Food Products (0.6%)
Archer-Daniels-Midland Co.
5.375%, 9/15/35		300,000	326,301
Bunge Ltd. Finance Corp.
5.875%, 5/15/13		700,000	757,644
Campbell Soup Co.
3.375%, 8/15/14		100,000	108,096
3.050%, 7/15/17		100,000	105,264
ConAgra Foods, Inc.
8.250%, 9/15/30		100,000	134,987
Corn Products International, Inc.
3.200%, 11/1/15		100,000	101,925
General Mills, Inc.
5.200%, 3/17/15		200,000	228,861
5.650%, 2/15/19		300,000	351,372
5.400%, 6/15/40		30,000	32,881
H.J. Heinz Co.
5.350%, 7/15/13		300,000	331,356
Hershey Co.
5.000%, 4/1/13		1,000,000	1,096,253
Kellogg Co.
4.250%, 3/6/13		200,000	214,500
4.450%, 5/30/16		500,000	561,290
Kraft Foods, Inc.
6.250%, 6/1/12		1,100,000	1,195,258
6.750%, 2/19/14		2,900,000	3,372,137
4.125%, 2/9/16		100,000	108,170
6.125%, 2/1/18		200,000	235,801
5.375%, 2/10/20		150,000	167,557
6.875%, 2/1/38		200,000	242,525
6.500%, 2/9/40		750,000	878,150
Ralcorp Holdings, Inc.
6.625%, 8/15/39		100,000	108,661
Sara Lee Corp.
6.125%, 11/1/32		100,000	106,731
Viskase Cos., Inc.
9.875%, 1/15/18§		2,400,000	2,448,000

			13,213,720

Household Products (0.3%)
American Achievement Corp.
8.250%, 4/1/12§		1,735,000	1,728,494
Clorox Co.
5.000%, 3/1/13		300,000	327,634
3.550%, 11/1/15		50,000	53,671
Colgate-Palmolive Co.
3.150%, 8/5/15		40,000	43,094
Diversey Holdings, Inc.
10.500%, 5/15/20		1,300,000	1,488,500
Kimberly-Clark Corp.
6.125%, 8/1/17		200,000	244,187
Procter & Gamble Co.
3.500%, 2/15/15		300,000	327,571
4.850%, 12/15/15		200,000	230,769
4.700%, 2/15/19		300,000	341,409
5.550%, 3/5/37		100,000	117,159
Spectrum Brands, Inc.
9.500%, 6/15/18§		450,000	482,625
12.000%, 8/28/19 PIK		1,976,000	2,198,300

			7,583,413

Personal Products (0.0%)
Avon Products, Inc.
5.625%, 3/1/14		300,000	340,431

Tobacco (0.3%)
Altria Group, Inc.
7.750%, 2/6/14		500,000	590,253

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
4.125%, 9/11/15	$200,000	$214,490
9.700%, 11/10/18	100,000	135,360
9.250%, 8/6/19	600,000	804,277
9.950%, 11/10/38	300,000	432,283
Lorillard Tobacco Co.
8.125%, 6/23/19	265,000	303,335
Philip Morris International, Inc.
6.875%, 3/17/14	500,000	589,505
5.650%, 5/16/18	200,000	234,161
4.500%, 3/26/20	100,000	109,100
Reynolds American, Inc.
7.250%, 6/1/13	200,000	224,669
7.250%, 6/15/37	100,000	104,984
UST LLC
6.625%, 7/15/12	100,000	108,566
Vector Group Ltd.
11.000%, 8/15/15	2,775,000	2,854,781

		6,705,764

Total Consumer Staples		47,653,705

Energy (2.8%)
Energy Equipment & Services (0.2%)
American Petroleum
10.250%, 5/1/15§	825,000	843,563
Baker Hughes, Inc.
6.500%, 11/15/13	200,000	231,668
6.875%, 1/15/29	200,000	250,388
5.125%, 9/15/40	200,000	208,297
Cameron International Corp.
6.375%, 7/15/18	100,000	113,815
7.000%, 7/15/38	100,000	115,531
Diamond Offshore Drilling, Inc.
5.875%, 5/1/19	165,000	188,546
Geokinetics Holdings USA, Inc.
9.750%, 12/15/14§	750,000	656,250
Halliburton Co.
6.150%, 9/15/19	100,000	119,350
7.450%, 9/15/39	200,000	271,455
Rowan Cos., Inc.
7.875%, 8/1/19	65,000	77,578
Transocean, Inc.
4.950%, 11/15/15	300,000	311,961
6.000%, 3/15/18	100,000	106,360
6.500%, 11/15/20	100,000	108,909
6.800%, 3/15/38	200,000	205,082
Weatherford International Ltd.
6.000%, 3/15/18	200,000	220,601
9.625%, 3/1/19	500,000	652,260

		4,681,614

Oil, Gas & Consumable Fuels (2.6%)
Anadarko Finance Co. Series B
7.500%, 5/1/31	100,000	108,151
Anadarko Petroleum Corp.
5.950%, 9/15/16	400,000	436,772
8.700%, 3/15/19	300,000	364,819
6.450%, 9/15/36	400,000	400,481
Apache Corp.
5.250%, 4/15/13	100,000	109,009
6.000%, 9/15/13	665,000	746,754
5.625%, 1/15/17	200,000	231,247
6.000%, 1/15/37	250,000	283,532
Buckeye Partners LP
5.500%, 8/15/19	75,000	82,032
Canadian Natural Resources Ltd.
4.900%, 12/1/14	200,000	222,953
5.900%, 2/1/18	200,000	233,187
5.850%, 2/1/35	100,000	106,636
6.250%, 3/15/38	200,000	229,926
Cenovus Energy, Inc.
4.500%, 9/15/14	100,000	110,087
5.700%, 10/15/19	450,000	527,316
6.750%, 11/15/39	450,000	543,316
Chevron Corp.
3.950%, 3/3/14	1,000,000	1,093,507
Conoco, Inc.
6.950%, 4/15/29	350,000	449,753
ConocoPhillips
4.750%, 2/1/14	500,000	557,007
5.750%, 2/1/19	400,000	479,809
5.900%, 5/15/38	100,000	116,216
6.500%, 2/1/39	300,000	375,768
Devon Financing Corp. ULC
7.875%, 9/30/31	400,000	535,699
El Paso Corp.
7.000%, 5/15/11	1,000,000	1,025,762
Enbridge Energy Partners LP
9.875%, 3/1/19	100,000	136,364
5.200%, 3/15/20	115,000	125,130
EnCana Corp.
5.900%, 12/1/17	100,000	116,744
6.500%, 5/15/19	25,000	30,602
6.625%, 8/15/37	350,000	411,058
EnCana Holdings Finance Corp.
5.800%, 5/1/14	200,000	226,983
Energy Transfer Partners LP
8.500%, 4/15/14	1,500,000	1,780,974
9.000%, 4/15/19	500,000	640,680
Energy XXI Gulf Coast, Inc.
16.000%, 6/15/14	2,348,703	2,665,778
Enterprise Products Operating LLC
5.650%, 4/1/13	300,000	327,371
6.300%, 9/15/17	300,000	346,021
5.200%, 9/1/20	100,000	108,284
6.125%, 10/15/39	250,000	269,092
EOG Resources, Inc.
2.950%, 6/1/15	200,000	209,704
5.625%, 6/1/19	190,000	223,532
Gazprom S.A. (Gaz Capital S.A.)
8.625%, 4/28/34(m)	500,000	635,000
Hess Corp.
8.125%, 2/15/19	500,000	657,410
5.600%, 2/15/41	100,000	104,340
Husky Energy, Inc.
5.900%, 6/15/14	105,000	116,824
7.250%, 12/15/19	265,000	323,900
Kinder Morgan Energy Partners LP
6.750%, 3/15/11	300,000	307,569
5.850%, 9/15/12	1,200,000	1,295,694
5.950%, 2/15/18	200,000	225,875
9.000%, 2/1/19	2,050,000	2,669,303
6.850%, 2/15/20	30,000	35,766
5.300%, 9/15/20	75,000	80,826
5.800%, 3/15/35	200,000	200,512
Linn Energy LLC
9.875%, 7/1/18	1,325,000	1,454,187
Linn Energy LLC/Linn Energy Finance Corp.
8.625%, 4/15/20§	775,000	821,500

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
Magellan Midstream Partners LP
6.550%, 7/15/19	$1,400,000	$1,672,278
Marathon Oil Corp.
5.900%, 3/15/18	135,000	155,822
7.500%, 2/15/19	300,000	384,148
6.600%, 10/1/37	100,000	118,550
McMoRan Exploration Co.
11.875%, 11/15/14	1,950,000	2,145,000
Nabors Industries, Inc.
9.250%, 1/15/19	300,000	383,878
Nexen, Inc.
5.050%, 11/20/13	200,000	217,827
6.200%, 7/30/19	45,000	52,596
6.400%, 5/15/37	200,000	217,938
7.500%, 7/30/39	60,000	73,723
Noble Energy, Inc.
8.250%, 3/1/19	200,000	260,159
Noble Holding International Ltd.
4.900%, 8/1/20	200,000	215,047
NuStar Logistics LP
4.800%, 9/1/20	150,000	151,519
Occidental Petroleum Corp.
6.750%, 1/15/12	100,000	107,374
4.125%, 6/1/16	150,000	167,659
ONEOK Partners LP
8.625%, 3/1/19	500,000	648,413
Pemex Project Funding Master Trust
6.625%, 6/15/35	250,000	273,107
Petrobras International Finance Co.
5.875%, 3/1/18	500,000	555,597
7.875%, 3/15/19	350,000	436,486
5.750%, 1/20/20	250,000	276,761
PetroHawk Energy Corp.
10.500%, 8/1/14	1,600,000	1,812,000
Petroleos Mexicanos
8.000%, 5/3/19	1,000,000	1,240,000
5.500%, 1/21/21§	1,900,000	2,023,500
Plains All American Pipeline LP
8.750%, 5/1/19	500,000	634,606
Shell International Finance B.V.
4.950%, 3/22/12	100,000	106,233
1.875%, 3/25/13	1,545,000	1,581,441
4.000%, 3/21/14	1,200,000	1,300,091
3.100%, 6/28/15	1,800,000	1,894,993
4.375%, 3/25/20	100,000	110,076
6.375%, 12/15/38	300,000	380,367
Spectra Energy Capital LLC
6.200%, 4/15/18	500,000	584,740
Statoil ASA
3.125%, 8/17/17	1,000,000	1,039,962
5.250%, 4/15/19	500,000	580,539
7.150%, 1/15/29	100,000	129,992
5.100%, 8/17/40	100,000	107,085
Suncor Energy, Inc.
6.100%, 6/1/18	750,000	877,893
7.150%, 2/1/32	100,000	118,611
6.500%, 6/15/38	200,000	229,568
Talisman Energy, Inc.
7.750%, 6/1/19	340,000	434,000
Total Capital S.A.
3.125%, 10/2/15	300,000	316,001
4.450%, 6/24/20	1,800,000	1,969,745
4.250%, 12/15/21	150,000	163,285
TransCanada PipeLines Ltd.
7.125%, 1/15/19	300,000	380,091
7.250%, 8/15/38	400,000	511,609
Valero Energy Corp.
6.875%, 4/15/12	1,400,000	1,503,648
4.750%, 6/15/13	100,000	106,597
4.500%, 2/1/15	45,000	48,099
9.375%, 3/15/19	200,000	255,412
6.125%, 2/1/20	65,000	70,844
6.625%, 6/15/37	100,000	100,424
Williams Cos., Inc.
8.750%, 3/15/32	297,000	372,174
XTO Energy, Inc.
7.500%, 4/15/12	200,000	220,352
5.900%, 8/1/12	1,500,000	1,636,742
6.250%, 4/15/13	983,000	1,111,788
5.750%, 12/15/13	400,000	459,807
4.900%, 2/1/14	200,000	224,333
6.500%, 12/15/18	400,000	509,361

		59,576,653

Total Energy		64,258,267

Financials (14.5%)
Capital Markets (1.9%)
Ameriprise Financial, Inc.
5.300%, 3/15/20	100,000	110,485
Bank of New York Mellon Corp.
6.375%, 4/1/12	100,000	108,186
4.950%, 11/1/12	400,000	433,830
5.125%, 8/27/13	300,000	333,926
4.300%, 5/15/14	115,000	126,267
Bear Stearns Cos. LLC
5.350%, 2/1/12	700,000	739,869
6.950%, 8/10/12	1,300,000	1,437,081
5.700%, 11/15/14	200,000	225,508
7.250%, 2/1/18	300,000	365,441
BlackRock, Inc.
3.500%, 12/10/14	100,000	106,113
5.000%, 12/10/19	100,000	110,236
Charles Schwab Corp.
4.950%, 6/1/14	150,000	166,648
4.450%, 7/22/20	100,000	104,521
Deutsche Bank AG/London
5.375%, 10/12/12	100,000	108,821
2.375%, 1/11/13	450,000	460,333
4.875%, 5/20/13	400,000	434,506
6.000%, 9/1/17	500,000	576,376
Eaton Vance Corp.
6.500%, 10/2/17	100,000	118,433
Franklin Resources, Inc.
3.125%, 5/20/15	100,000	105,378
Goldman Sachs Group, Inc.
6.600%, 1/15/12	400,000	426,311
3.250%, 6/15/12	2,110,000	2,205,971
3.625%, 8/1/12	145,000	150,923
5.450%, 11/1/12	500,000	539,232
5.250%, 10/15/13	500,000	543,446
5.150%, 1/15/14	800,000	868,386
6.000%, 5/1/14	75,000	83,674
5.350%, 1/15/16	600,000	659,649
5.950%, 1/18/18	800,000	878,662
7.500%, 2/15/19	500,000	594,877
6.125%, 2/15/33	200,000	217,584
6.750%, 10/1/37	750,000	779,569
Jefferies Group, Inc.
8.500%, 7/15/19	350,000	406,388

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
Macquarie Bank Ltd.
2.600%, 1/20/12§	$2,900,000	$2,973,590
3.300%, 7/17/14§	3,000,000	3,197,046
Merrill Lynch & Co., Inc.
0.523%, 6/5/12(l)	4,000,000	3,939,660
6.050%, 8/15/12	1,000,000	1,073,311
6.150%, 4/25/13	400,000	437,092
0.986%, 1/15/15(l)	1,000,000	947,346
6.050%, 5/16/16	700,000	745,074
6.875%, 4/25/18	950,000	1,065,611
6.110%, 1/29/37	500,000	488,860
7.750%, 5/14/38	400,000	463,944
Morgan Stanley
0.780%, 1/9/12(l)	1,400,000	1,391,627
6.600%, 4/1/12	700,000	752,794
1.950%, 6/20/12	840,000	860,530
5.300%, 3/1/13	400,000	430,772
4.750%, 4/1/14	400,000	417,747
6.000%, 5/13/14	3,600,000	3,952,260
6.000%, 4/28/15	300,000	329,830
5.750%, 10/18/16	500,000	540,455
5.450%, 1/9/17	400,000	421,842
5.550%, 4/27/17	200,000	211,930
5.950%, 12/28/17	400,000	429,670
6.625%, 4/1/18	600,000	665,193
7.300%, 5/13/19	100,000	115,018
5.625%, 9/23/19	500,000	520,576
Nomura Holdings, Inc.
5.000%, 3/4/15	150,000	162,009
6.700%, 3/4/20	135,000	154,271
Northern Trust Corp.
4.625%, 5/1/14	140,000	155,244
Piper Jaffray Cos.
4.389%, 12/31/10(b)(l)§	2,000,000	1,999,984
Raymond James Financial, Inc.
8.600%, 8/15/19	100,000	119,814
TD Ameritrade Holding Corp.
4.150%, 12/1/14	200,000	212,480

		43,702,210

Certificates of Deposit (0.1%)
Deutsche Bank AG
0.825%, 1/19/12	1,000,000	994,196
Intesa Sanpaolo S.p.A.
1.025%, 1/19/12	1,000,000	990,009

		1,984,205

Commercial Banks (5.5%)
Ally Financial, Inc.
6.000%, 4/1/11	664,000	664,830
7.000%, 2/1/12	700,000	723,625
1.750%, 10/30/12	300,000	306,949
2.200%, 12/19/12	1,000,000	1,033,794
American Express Bank FSB
3.150%, 12/9/11	850,000	876,395
American Express Centurion Bank
5.550%, 10/17/12	3,400,000	3,663,208
Banco do Brasil S.A.
4.500%, 1/22/15§	1,600,000	1,678,000
Banco Santander S.A./Chile
1.771%, 4/20/12(l)§	1,600,000	1,599,293
Bank of Nova Scotia
2.250%, 1/22/13	100,000	102,882
2.375%, 12/17/13	300,000	310,188
3.400%, 1/22/15	200,000	213,626
Barclays Bank plc
5.450%, 9/12/12	400,000	433,258
3.900%, 4/7/15	300,000	317,904
5.000%, 9/22/16	500,000	547,064
6.750%, 5/22/19	150,000	178,255
5.125%, 1/8/20	300,000	324,346
BB&T Corp.
4.750%, 10/1/12	300,000	317,693
3.375%, 9/25/13	200,000	209,954
3.950%, 4/29/16	150,000	158,680
6.850%, 4/30/19	350,000	425,544
BNP Paribas/BNP Paribas U.S.
2.125%, 12/21/12	200,000	204,418
Canadian Imperial Bank of Commerce
2.000%, 2/4/13§	2,900,000	2,973,799
1.450%, 9/13/13	200,000	201,335
CapitalSource, Inc.
12.750%, 7/15/14§	1,825,000	2,121,563
CIT Group, Inc.
7.000%, 5/1/14	400,000	399,000
7.000%, 5/1/16	1,725,000	1,699,125
Citibank N.A.
1.750%, 12/28/12	500,000	512,222
Citigroup, Inc.
6.010%, 1/15/15	750,000	824,549
Commonwealth Bank of Australia
0.673%, 12/10/12(l)§	2,900,000	2,898,788
0.948%, 7/12/13(l)§	2,900,000	2,905,693
2.900%, 9/17/14§	1,000,000	1,057,956
Credit Suisse AG/New York
3.450%, 7/2/12	200,000	207,984
5.000%, 5/15/13	900,000	980,490
5.500%, 5/1/14	250,000	280,044
3.500%, 3/23/15	500,000	525,969
6.000%, 2/15/18	300,000	331,310
5.400%, 1/14/20	500,000	533,379
4.375%, 8/5/20	400,000	408,504
Danske Bank A/S
0.679%, 5/24/12(l)§	1,000,000	997,704
Dexia Credit Local S.A.
0.961%, 4/29/14(l)§	3,300,000	3,286,176
Dexia Credit Local S.A./New York
0.693%, 3/5/13(l)§	3,000,000	2,988,945
Discover Bank/Delaware
7.000%, 4/15/20	300,000	326,358
Fifth Third Bancorp
4.500%, 6/1/18	200,000	197,860
8.250%, 3/1/38	250,000	297,234
Goldman Sachs Group, Inc.
3.700%, 8/1/15	2,000,000	2,046,222
HSBC Bank USA/New York
4.625%, 4/1/14	400,000	428,624
5.875%, 11/1/34	200,000	208,566
HSBC Holdings plc
6.500%, 5/2/36	400,000	445,338
6.500%, 9/15/37	400,000	448,572
ING Bank N.V.
1.089%, 3/30/12(l)§	3,100,000	3,089,057
JPMorgan Chase Bank N.A.
6.000%, 10/1/17	900,000	1,021,597
KeyCorp
6.500%, 5/14/13	500,000	547,970
Kreditanstalt fuer Wiederaufbau
3.250%, 10/14/11	1,900,000	1,956,048
2.000%, 1/17/12	1,200,000	1,221,068
1.250%, 6/15/12	500,000	506,625
3.250%, 3/15/13	500,000	529,869

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Principal Amount		Value (Note 1)
3.500%, 3/10/14		$1,500,000	$1,624,137
5.125%, 3/14/16		1,000,000	1,174,047
4.500%, 7/16/18		900,000	1,035,589
4.000%, 1/27/20		500,000	552,012
2.750%, 9/8/20		500,000	503,157
(Zero Coupon), 6/29/37		500,000	156,195
Landwirtschaftliche Rentenbank
3.250%, 3/15/13		1,000,000	1,057,237
5.125%, 2/1/17		500,000	586,896
Lloyds TSB Bank plc
2.300%, 4/1/11§		3,100,000	3,128,523
1.534%, 4/2/12(l)§		2,700,000	2,730,065
M&I Marshall & Ilsley Bank
5.250%, 9/4/12		200,000	203,225
Morgan Stanley
5.210%, 8/8/12(l)	AU	D 2,100,000	1,971,724
6.250%, 8/28/17		$1,000,000	1,093,387
5.500%, 1/26/20		500,000	513,926
Oesterreichische Kontrollbank AG
1.875%, 3/21/12		1,500,000	1,525,707
PNC Funding Corp.
3.000%, 5/19/14		300,000	310,353
3.625%, 2/8/15		75,000	79,166
5.625%, 2/1/17		600,000	655,124
5.125%, 2/8/20		500,000	541,289
Rabobank Nederland N.V.
0.423%, 10/11/12(l)		2,900,000	2,860,777
Regions Bank/Alabama
3.250%, 12/9/11		840,000	867,271
Regions Financial Corp.
7.750%, 11/10/14		100,000	108,322
5.750%, 6/15/15		150,000	152,589
Royal Bank of Canada
2.100%, 7/29/13		100,000	102,968
2.625%, 12/15/15		100,000	103,684
Royal Bank of Scotland Group plc
0.938%, 12/2/11(l)		1,700,000	1,705,328
0.559%, 3/30/12(l)§		3,500,000	3,497,651
1.098%, 5/11/12(l)§		3,000,000	3,017,205
5.000%, 10/1/14		200,000	200,450
4.875%, 3/16/15		500,000	526,035
6.400%, 10/21/19		300,000	326,449
Royal Bank of Scotland plc
2.759%, 8/23/13(l)		2,000,000	2,040,394
5.625%, 8/24/20		200,000	209,693
Santander U.S. Debt S.A.U.
1.089%, 3/30/12(l)§		1,500,000	1,479,158
Sovereign Bank
8.750%, 5/30/18		200,000	231,113
SunTrust Banks, Inc./Georgia
5.000%, 9/1/15		77,000	83,400
7.250%, 3/15/18		200,000	227,452
Swedbank AB
2.800%, 2/10/12§		2,800,000	2,882,748
2.900%, 1/14/13§		3,000,000	3,116,091
Toronto-Dominion Bank
2.200%, 7/29/15§		1,800,000	1,824,140
U.S. Bancorp
1.375%, 9/13/13		300,000	301,378
4.200%, 5/15/14		250,000	273,962
U.S. Bank N.A./Ohio
6.300%, 2/4/14		300,000	343,604
UBS AG/Connecticut
1.439%, 2/23/12(l)		400,000	402,770
2.250%, 8/12/13		250,000	252,531
5.875%, 7/15/16		300,000	332,345
5.875%, 12/20/17		750,000	848,613
5.750%, 4/25/18		400,000	451,570
UFJ Finance Aruba AEC
6.750%, 7/15/13		700,000	788,959
USB Capital XIII Trust
6.625%, 12/15/39		150,000	153,412
Wachovia Bank N.A.
4.875%, 2/1/15		400,000	433,239
6.600%, 1/15/38		700,000	794,443
Wachovia Corp.
5.300%, 10/15/11		600,000	628,175
0.447%, 3/1/12(l)		1,400,000	1,395,594
2.236%, 5/1/13(l)		2,900,000	2,984,335
5.250%, 8/1/14		1,000,000	1,086,970
5.750%, 2/1/18		700,000	797,706
Wells Fargo & Co.
3.000%, 12/9/11		1,950,000	2,008,525
4.375%, 1/31/13		600,000	640,328
3.750%, 10/1/14		400,000	423,855
3.625%, 4/15/15		200,000	212,072
5.625%, 12/11/17		300,000	341,696
Wells Fargo Capital XIII
7.700%, 12/29/49(l)		500,000	518,750
Westpac Banking Corp.
2.250%, 11/19/12		3,000,000	3,057,924
2.900%, 9/10/14§		3,100,000	3,280,020
4.200%, 2/27/15		400,000	429,903
3.000%, 8/4/15		300,000	306,408
4.875%, 11/19/19		200,000	214,411
Westpac Securities NZ Ltd.
3.450%, 7/28/14§		2,800,000	2,974,082
Zions Bancorp
7.750%, 9/23/14		200,000	211,919

			125,589,625

Consumer Finance (1.0%)
American Express Co.
4.875%, 7/15/13		200,000	216,392
7.250%, 5/20/14		150,000	175,882
6.150%, 8/28/17		800,000	921,042
7.000%, 3/19/18		500,000	602,192
8.125%, 5/20/19		150,000	193,711
American Express Credit Corp.
5.875%, 5/2/13		200,000	220,119
7.300%, 8/20/13		500,000	574,715
Capital One Bank USA N.A.
8.800%, 7/15/19		437,000	558,514
Capital One Financial Corp.
7.375%, 5/23/14		600,000	700,411
6.150%, 9/1/16		100,000	109,635
6.750%, 9/15/17		300,000	360,569
Credit Acceptance Corp.
9.125%, 2/1/17§		975,000	1,023,750
Ford Motor Credit Co. LLC
7.375%, 2/1/11		300,000	305,557
7.500%, 8/1/12		900,000	955,403
HSBC Finance Corp.
6.375%, 10/15/11		350,000	368,589
0.768%, 4/24/12(l)		2,880,000	2,856,407
0.642%, 9/14/12(l)		3,450,000	3,393,358
6.375%, 11/27/12		500,000	546,855
0.776%, 1/15/14(l)		2,000,000	1,902,160
5.000%, 6/30/15		600,000	653,431
International Lease Finance Corp.
5.450%, 3/24/11		1,000,000	1,003,750

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
8.625%, 9/15/15§	$1,000,000	$1,070,000
Term Loan
7.000%, 3/5/16	500,000	506,250
ORIX Corp.
4.710%, 4/27/15	125,000	128,627
PACCAR Financial Corp.
1.950%, 12/17/12	50,000	50,954
SLM Corp.
5.000%, 10/1/13	550,000	538,991
8.450%, 6/15/18	300,000	303,019
8.000%, 3/25/20	150,000	148,849
Toyota Motor Credit Corp.
1.375%, 8/12/13	100,000	100,778
3.200%, 6/17/15	200,000	212,169
Volkswagen International Finance N.V.
4.000%, 8/12/20§	1,600,000	1,650,353

		22,352,432

Diversified Financial Services (3.7%)
AAC Group Holding Corp.
10.250%, 10/1/12(e)§	500,000	490,000
Allstate Life Global Funding Trusts
5.375%, 4/30/13	400,000	442,043
Ameriprise Financial, Inc.
7.300%, 6/28/19	45,000	55,775
AngloGold Ashanti Holdings plc
5.375%, 4/15/20	1,110,000	1,174,251
6.500%, 4/15/40	20,000	20,841
Axcan Intermediate Holdings, Inc.
12.750%, 3/1/16	1,800,000	1,836,000
Bank of America Corp.
3.125%, 6/15/12	2,110,000	2,198,607
4.900%, 5/1/13	1,400,000	1,495,017
4.500%, 4/1/15	1,000,000	1,049,246
6.500%, 8/1/16	300,000	337,320
5.625%, 10/14/16	800,000	863,602
5.750%, 12/1/17	250,000	267,288
5.650%, 5/1/18	750,000	794,629
5.625%, 7/1/20	300,000	317,010
7.250%, 10/15/25	100,000	112,891
Bank of America N.A.
5.300%, 3/15/17	200,000	205,842
Bankrate, Inc.
11.750%, 7/15/15§	1,625,000	1,738,750
Block Financial LLC
7.875%, 1/15/13	100,000	108,513
Boeing Capital Corp.
6.500%, 2/15/12	200,000	215,501
BP Capital Markets plc
0.423%, 4/11/11(l)	800,000	797,460
2.750%, 2/27/12	500,000	503,641
3.125%, 3/10/12	300,000	305,875
3.625%, 5/8/14	200,000	206,892
3.875%, 3/10/15	200,000	208,085
3.125%, 10/1/15	600,000	603,152
4.750%, 3/10/19	100,000	104,568
4.500%, 10/1/20	3,900,000	3,988,198
Capital One Capital III
7.686%, 8/15/36	100,000	101,500
Capital One Capital VI
8.875%, 5/15/40	61,000	64,050
Caterpillar Financial Services Corp.
1.900%, 12/17/12	30,000	30,669
2.000%, 4/5/13	50,000	51,235
4.900%, 8/15/13	200,000	220,616
6.125%, 2/17/14	200,000	229,904
7.150%, 2/15/19	500,000	644,148
Citigroup Funding, Inc.
1.875%, 10/22/12	1,250,000	1,281,897
Citigroup, Inc.
2.125%, 4/30/12	1,690,000	1,732,835
5.625%, 8/27/12	56,000	59,188
5.300%, 10/17/12	500,000	532,850
5.500%, 4/11/13	3,200,000	3,433,098
2.384%, 8/13/13(l)	3,000,000	3,021,102
6.500%, 8/19/13	3,500,000	3,867,045
6.000%, 12/13/13	200,000	219,277
5.000%, 9/15/14	500,000	519,320
4.750%, 5/19/15	200,000	210,419
5.850%, 8/2/16	400,000	432,392
5.500%, 2/15/17	200,000	206,516
6.125%, 11/21/17	700,000	764,644
6.125%, 5/15/18	600,000	654,607
8.500%, 5/22/19	300,000	370,902
6.000%, 10/31/33	300,000	289,405
6.125%, 8/25/36	350,000	340,894
6.875%, 3/5/38	600,000	670,156
8.125%, 7/15/39	130,000	164,214
CME Group, Inc.
5.750%, 2/15/14	200,000	226,889
CNG Holdings, Inc.
12.250%, 2/15/15§	900,000	954,000
Comerica Capital Trust II
6.576%, 2/2/82	350,000	350,000
ConocoPhillips Canada Funding Co. I
5.625%, 10/15/16	300,000	353,767
Credit Suisse FB USA, Inc.
5.125%, 8/15/15	300,000	336,470
Credit Suisse USA, Inc.
6.500%, 1/15/12	200,000	213,977
5.375%, 3/2/16	300,000	339,020
DanFin Funding Ltd.
1.226%, 7/16/13(l)§	2,000,000	1,997,400
Equifax, Inc.
4.450%, 12/1/14	50,000	53,348
Gazprom Via White Nights Finance B.V.
10.500%, 3/25/14(m)	600,000	721,200
General Electric Capital Corp.
3.000%, 12/9/11	1,500,000	1,545,560
5.875%, 2/15/12	800,000	852,674
2.200%, 6/8/12	840,000	863,552
6.000%, 6/15/12	500,000	539,613
5.250%, 10/19/12	800,000	861,320
4.800%, 5/1/13	650,000	701,594
0.411%, 6/20/13(l)	1,500,000	1,451,124
5.900%, 5/13/14	1,000,000	1,132,604
5.625%, 5/1/18	1,900,000	2,108,954
6.750%, 3/15/32	900,000	1,000,565
5.875%, 1/14/38	600,000	609,372
6.875%, 1/10/39	500,000	574,198
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
8.000%, 1/15/18	2,500,000	2,512,500
John Deere Capital Corp.
7.000%, 3/15/12	700,000	761,326
2.875%, 6/19/12	680,000	706,791
5.500%, 4/13/17	200,000	233,387
JPMorgan Chase & Co.
6.625%, 3/15/12	800,000	860,416
2.125%, 6/22/12	2,530,000	2,600,423
4.750%, 5/1/13	400,000	433,818
4.650%, 6/1/14	650,000	711,488

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Principal Amount		Value (Note 1)
3.700%, 1/20/15		$1,000,000	$1,056,328
6.000%, 1/15/18		600,000	685,187
6.300%, 4/23/19		500,000	579,430
4.400%, 7/22/20		100,000	102,411
6.400%, 5/15/38		550,000	658,033
JPMorgan Chase Capital XXV
6.800%, 10/1/37		500,000	508,206
MassMutual Global Funding II
0.453%, 12/6/13(l)§		2,000,000	1,975,710
NASDAQ OMX Group, Inc.
4.000%, 1/15/15		100,000	103,345
5.550%, 1/15/20		50,000	53,135
National Money Mart Co.
10.375%, 12/15/16		2,575,000	2,742,375
National Rural Utilities Cooperative Finance Corp.
7.250%, 3/1/12		200,000	217,654
5.450%, 2/1/18		100,000	115,164
8.000%, 3/1/32		400,000	534,854
Noble Group Ltd.
6.750%, 1/29/20§		1,900,000	2,046,300
NYSE Euronext
4.800%, 6/28/13		100,000	108,828
Private Export Funding Corp.
4.950%, 11/15/15		100,000	115,816
4.300%, 12/15/21		100,000	109,923
SquareTwo Financial Corp.
11.625%, 4/1/17§		1,800,000	1,602,000
Teco Finance, Inc.
4.000%, 3/15/16		85,000	88,557
5.150%, 3/15/20		65,000	71,114
TNK-BP Finance S.A.
7.500%, 3/13/13(m)		600,000	651,750
UBS Preferred Funding Trust V
6.243%, 5/29/49(l)		100,000	96,000
Unilever Capital Corp.
4.800%, 2/15/19		300,000	339,969
UPC Germany GmbH
9.625%, 12/1/19§	EU	R 1,400,000	2,061,234
Waha Aerospace B.V.
3.925%, 7/28/20§		$2,500,000	2,569,000

			86,353,553

Insurance (1.5%)
ACE INA Holdings, Inc.
5.800%, 3/15/18		300,000	342,578
5.900%, 6/15/19		25,000	29,092
Aegon N.V.
4.625%, 12/1/15		200,000	212,532
Aflac, Inc.
3.450%, 8/15/15		1,000,000	1,037,690
8.500%, 5/15/19		150,000	190,866
6.450%, 8/15/40		50,000	52,059
Allied World Assurance Co. Holdings Ltd./Bermuda
7.500%, 8/1/16		1,000,000	1,130,500
Allstate Corp.
6.200%, 5/16/14		150,000	175,067
7.450%, 5/16/19		100,000	124,936
American Financial Group, Inc./Ohio
9.875%, 6/15/19		50,000	61,635
American International Group, Inc.
5.050%, 10/1/15		100,000	101,750
8.250%, 8/15/18		1,000,000	1,165,000
Berkshire Hathaway Finance Corp.
4.000%, 4/15/12		200,000	209,724
4.850%, 1/15/15		500,000	562,573
5.750%, 1/15/40		100,000	110,375
Berkshire Hathaway, Inc.
2.125%, 2/11/13		400,000	412,213
Chubb Corp.
5.750%, 5/15/18		400,000	462,911
CNA Financial Corp.
7.350%, 11/15/19		30,000	33,730
5.875%, 8/15/20		200,000	203,934
Genworth Financial, Inc.
6.515%, 5/22/18		800,000	815,763
Hartford Financial Services Group, Inc.
5.375%, 3/15/17		500,000	516,941
6.625%, 3/30/40		100,000	100,322
Jefferson-Pilot Corp.
4.750%, 1/30/14		200,000	212,307
Lincoln National Corp.
8.750%, 7/1/19		105,000	135,068
6.250%, 2/15/20		25,000	27,968
7.000%, 5/17/66(l)		100,000	94,000
Markel Corp.
7.125%, 9/30/19		100,000	113,165
Marsh & McLennan Cos., Inc.
5.375%, 7/15/14		400,000	432,010
MetLife Institutional Funding II
0.689%, 3/27/12(l)§		3,100,000	3,097,715
MetLife, Inc.
6.125%, 12/1/11		100,000	105,733
2.375%, 2/6/14		200,000	202,118
5.000%, 6/15/15		400,000	443,919
7.717%, 2/15/19		300,000	381,810
5.700%, 6/15/35		200,000	212,611
6.400%, 12/15/36		400,000	374,000
Metropolitan Life Global Funding I
5.125%, 4/10/13§		200,000	217,679
Monumental Global Funding III
0.668%, 1/25/13(l)§		3,500,000	3,390,867
PartnerReinsurance Finance B LLC
5.500%, 6/1/20		50,000	51,982
Pricoa Global Funding I
0.469%, 5/24/11(l)§		1,000,000	997,541
0.575%, 1/30/12(l)§		1,900,000	1,886,573
Principal Life Income Funding Trusts
5.300%, 4/24/13		200,000	216,409
Protective Life Corp.
7.375%, 10/15/19		100,000	112,566
Prudential Financial, Inc.
3.625%, 9/17/12		200,000	207,842
2.750%, 1/14/13		50,000	51,222
5.100%, 9/20/14		200,000	218,617
3.875%, 1/14/15		65,000	68,284
6.200%, 1/15/15		30,000	33,790
7.375%, 6/15/19		385,000	468,988
5.700%, 12/14/36		100,000	101,771
6.625%, 12/1/37		200,000	225,382
Reinsurance Group of America, Inc.
6.450%, 11/15/19		50,000	55,419
Sun Life Financial, Inc.
0.784%, 10/6/13(l)§		3,600,000	3,499,751
Suncorp-Metway Ltd.
2.026%, 7/16/12(l)§		5,090,000	5,212,119
Swiss Reinsurance Solutions Holding Corp.
7.000%, 2/15/26		1,500,000	1,652,618
Transatlantic Holdings, Inc.
8.000%, 11/30/39		50,000	52,095
Travelers Cos., Inc.
6.750%, 6/20/36		400,000	494,098

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Principal Amount		Value (Note 1)
Unum Group
5.625%, 9/15/20		$2,000,000	$2,054,806

			35,155,034

Real Estate Investment Trusts (REITs) (0.4%)
AvalonBay Communities, Inc.
5.700%, 3/15/17		100,000	112,523
6.100%, 3/15/20		100,000	115,805
BioMed Realty LP
6.125%, 4/15/20§		100,000	108,825
Boston Properties LP
5.625%, 11/15/20		100,000	109,742
Boston Properties, Inc.
5.000%, 6/1/15		200,000	219,071
Brandywine Operating Partnership LP
7.500%, 5/15/15		100,000	112,097
Digital Realty Trust LP
4.500%, 7/15/15§		100,000	103,243
Duke Realty LP
6.250%, 5/15/13		100,000	108,201
6.750%, 3/15/20		100,000	111,691
ERP Operating LP
5.125%, 3/15/16		400,000	437,982
HCP, Inc.
5.950%, 9/15/11		1,600,000	1,663,115
5.650%, 12/15/13		200,000	214,940
5.625%, 5/1/17		200,000	209,050
Health Care REIT, Inc.
6.200%, 6/1/16		100,000	111,738
Healthcare Realty Trust, Inc.
6.500%, 1/17/17		50,000	54,159
Hospitality Properties Trust
7.875%, 8/15/14		150,000	168,743
HRPT Properties Trust
5.750%, 11/1/15		200,000	211,314
Kimco Realty Corp.
6.875%, 10/1/19		100,000	116,433
Liberty Property LP
4.750%, 10/1/20		100,000	100,708
Mack-Cali Realty LP
7.750%, 8/15/19		100,000	119,010
ProLogis
7.625%, 8/15/14		100,000	108,071
5.625%, 11/15/15		600,000	586,988
6.250%, 3/15/17		50,000	49,110
7.375%, 10/30/19		50,000	50,459
6.875%, 3/15/20		60,000	58,987
Realty Income Corp.
5.750%, 1/15/21		100,000	106,008
Simon Property Group LP
4.200%, 2/1/15		45,000	48,287
5.250%, 12/1/16		300,000	335,352
6.125%, 5/30/18		400,000	464,175
5.650%, 2/1/20		100,000	111,492
4.375%, 3/1/21		2,000,000	2,027,444
6.750%, 2/1/40		50,000	58,961
Vornado Realty LP
4.250%, 4/1/15		100,000	103,490

			8,617,214

Real Estate Management & Development (0.0%)
Regency Centers LP
6.750%, 1/15/12		100,000	104,852

Thrifts & Mortgage Finance (0.4%)
Cie de Financement Foncier
1.625%, 7/23/12§		800,000	803,268
2.125%, 4/22/13§		3,200,000	3,258,006
Nykredit Realkredit A/S
4.000%, 1/1/11	DKK	11,000,000	2,023,237
Stadshypotek AB
0.839%, 9/30/13(b)(l)§		$3,000,000	2,999,995
Western Corporate Federal Credit Union
1.750%, 11/2/12		100,000	102,258

			9,186,764

Total Financials			333,045,889

Health Care (2.2%)
Biotechnology (0.1%)
Amgen, Inc.
4.850%, 11/18/14		200,000	226,151
4.500%, 3/15/20		25,000	27,695
3.450%, 10/1/20		1,500,000	1,510,067
6.400%, 2/1/39		300,000	363,232
5.750%, 3/15/40		25,000	28,336
Genentech, Inc.
5.250%, 7/15/35		200,000	214,155
Life Technologies Corp.
6.000%, 3/1/20		200,000	226,562

			2,596,198

Health Care Equipment & Supplies (0.2%)
Accellent, Inc.
10.500%, 12/1/13		1,750,000	1,767,500
Baxter International, Inc.
1.800%, 3/15/13		40,000	40,835
4.625%, 3/15/15		200,000	223,936
4.250%, 3/15/20		100,000	109,010
6.250%, 12/1/37		100,000	121,695
CareFusion Corp.
6.375%, 8/1/19		300,000	356,930
Covidien International Finance S.A.
1.875%, 6/15/13		100,000	101,736
2.800%, 6/15/15		100,000	103,625
6.000%, 10/15/17		100,000	118,902
4.200%, 6/15/20		100,000	106,581
Fresenius Medical Care Capital Trust IV
7.875%, 6/15/11		500,000	512,500
Hospira, Inc.
6.400%, 5/15/15		45,000	52,151
Mead Johnson Nutrition Co.
3.500%, 11/1/14		50,000	52,738
4.900%, 11/1/19		100,000	109,983
5.900%, 11/1/39		50,000	56,356
Medtronic, Inc.
4.500%, 3/15/14		400,000	442,171
5.550%, 3/15/40		100,000	115,772
St. Jude Medical, Inc.
3.750%, 7/15/14		200,000	214,467
Stryker Corp.
3.000%, 1/15/15		50,000	52,649
4.375%, 1/15/20		50,000	54,808

			4,714,345

Health Care Providers & Services (1.1%)
Aetna, Inc.
6.500%, 9/15/18		500,000	593,653
Alere, Inc.
8.625%, 10/1/18§		1,200,000	1,218,000
Apria Healthcare Group, Inc.
11.250%, 11/1/14		500,000	550,000
12.375%, 11/1/14		1,475,000	1,640,938
Becton Dickinson and Co.
5.000%, 5/15/19		300,000	343,511

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
Cardinal Health, Inc.
5.800%, 10/15/16	$100,000	$115,890
CIGNA Corp.
5.125%, 6/15/20	130,000	140,456
7.875%, 5/15/27	100,000	121,007
Express Scripts, Inc.
6.250%, 6/15/14	500,000	574,051
HCA, Inc.
7.250%, 9/15/20	500,000	535,000
Health Net, Inc.
6.375%, 6/1/17	2,050,000	2,029,500
Howard Hughes Medical Institute
3.450%, 9/1/14	100,000	107,941
McKesson Corp.
5.250%, 3/1/13	200,000	217,263
Medco Health Solutions, Inc.
7.125%, 3/15/18	300,000	368,425
Quest Diagnostics, Inc.
4.750%, 1/30/20	60,000	62,897
6.950%, 7/1/37	100,000	114,767
5.750%, 1/30/40	20,000	19,942
Radiation Therapy Services, Inc.
9.875%, 4/15/17§	975,000	962,812
Rotech Healthcare, Inc.
10.750%, 10/15/15§	1,700,000	1,687,250
Skilled Healthcare Group, Inc.
11.000%, 1/15/14	1,320,000	1,333,200
Stonemor Operating LLC/Cornerstone Family Services/Osiris Holdings
10.250%, 12/1/17§	1,650,000	1,753,125
Surgical Care Affiliates, Inc.
8.875%, 7/15/15 PIK§	2,142,202	2,174,335
10.000%, 7/15/17§	3,250,000	3,319,063
U.S. Oncology, Inc.
10.750%, 8/15/14	2,108,000	2,192,320
9.125%, 8/15/17	550,000	583,000
UnitedHealth Group, Inc.
5.375%, 3/15/16	200,000	227,837
6.000%, 2/15/18	250,000	291,834
6.875%, 2/15/38	250,000	299,119
WellPoint, Inc.
5.250%, 1/15/16	400,000	448,602
4.350%, 8/15/20	100,000	103,650
5.850%, 1/15/36	350,000	368,066

		24,497,454

Pharmaceuticals (0.8%)
Abbott Laboratories, Inc.
5.150%, 11/30/12	100,000	109,415
5.875%, 5/15/16	200,000	240,325
5.600%, 11/30/17	600,000	715,597
6.150%, 11/30/37	200,000	242,106
6.000%, 4/1/39	200,000	237,053
Angiotech Pharmaceuticals, Inc.
4.047%, 12/1/13(l)	2,695,000	2,310,963
Argatroban Royalty Sub LLC
18.500%, 9/30/14(b)†	1,557,733	1,277,341
AstraZeneca plc
5.400%, 9/15/12	200,000	217,902
5.900%, 9/15/17	500,000	601,848
6.450%, 9/15/37	200,000	251,796
Bristol-Myers Squibb Co.
5.250%, 8/15/13	300,000	333,686
5.450%, 5/1/18	200,000	237,756
6.125%, 5/1/38	500,000	600,677
Elan Finance plc/Elan Finance Corp.
8.750%, 10/15/16§	3,350,000	3,358,500
Eli Lilly and Co.
4.200%, 3/6/14	500,000	550,265
5.200%, 3/15/17	100,000	115,939
GlaxoSmithKline Capital, Inc.
4.850%, 5/15/13	200,000	219,974
4.375%, 4/15/14	200,000	221,740
5.650%, 5/15/18	400,000	475,205
6.375%, 5/15/38	300,000	372,920
Johnson & Johnson
5.150%, 7/15/18	200,000	235,115
5.850%, 7/15/38	500,000	607,292
Lantheus Medical Imaging, Inc.
9.750%, 5/15/17§	325,000	334,750
Merck & Co., Inc.
6.000%, 9/15/17	200,000	242,989
5.000%, 6/30/19	350,000	407,306
6.400%, 3/1/28	200,000	246,544
6.550%, 9/15/37	500,000	646,182
Novartis Capital Corp.
1.900%, 4/24/13	240,000	246,362
Novartis Securities Investment Ltd.
5.125%, 2/10/19	600,000	688,876
Pfizer, Inc.
4.450%, 3/15/12	200,000	210,527
5.350%, 3/15/15	500,000	576,872
6.200%, 3/15/19	500,000	615,627
7.200%, 3/15/39	500,000	680,258
Teva Pharmaceutical Finance II B.V./Teva Pharmaceutical Finance III LLC
3.000%, 6/15/15	100,000	104,609
Teva Pharmaceutical Finance III LLC
1.500%, 6/15/12	100,000	101,236
Watson Pharmaceuticals, Inc.
5.000%, 8/15/14	165,000	179,760
6.125%, 8/15/19	85,000	98,566
Wyeth
5.500%, 3/15/13	200,000	221,402
6.000%, 2/15/36	100,000	117,649
5.950%, 4/1/37	200,000	235,955

		19,488,885

Total Health Care		51,296,882

Industrials (2.4%)
Aerospace & Defense (0.2%)
Boeing Co.
5.000%, 3/15/14	500,000	562,618
3.500%, 2/15/15	100,000	108,147
4.875%, 2/15/20	55,000	62,830
6.125%, 2/15/33	100,000	118,193
5.875%, 2/15/40	30,000	35,527
General Dynamics Corp.
4.250%, 5/15/13	200,000	217,483
Goodrich Corp.
4.875%, 3/1/20	50,000	55,808
3.600%, 2/1/21	200,000	200,516
Honeywell International, Inc.
4.250%, 3/1/13	200,000	216,364
5.000%, 2/15/19	500,000	577,847
ITT Corp.
4.900%, 5/1/14	65,000	71,540
6.125%, 5/1/19	90,000	106,122
L-3 Communications Corp.
5.200%, 10/15/19	200,000	216,192

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
Lockheed Martin Corp.
4.250%, 11/15/19	$350,000	$381,544
6.150%, 9/1/36	200,000	236,451
Northrop Grumman Corp.
3.700%, 8/1/14	90,000	96,522
5.050%, 8/1/19	50,000	56,770
Northrop Grumman Systems Corp.
7.750%, 2/15/31	200,000	274,608
Raytheon Co.
5.375%, 4/1/13	200,000	221,780
4.400%, 2/15/20	50,000	55,675
Rockwell Collins, Inc.
5.250%, 7/15/19	50,000	56,682
United Technologies Corp.
5.375%, 12/15/17	200,000	234,934
6.125%, 2/1/19	500,000	618,588
5.400%, 5/1/35	200,000	218,113
6.125%, 7/15/38	100,000	120,766

		5,121,620

Air Freight & Logistics (0.1%)
FedEx Corp.
7.375%, 1/15/14	100,000	117,813
8.000%, 1/15/19	100,000	129,830
United Parcel Service, Inc.
4.500%, 1/15/13	200,000	216,425
3.875%, 4/1/14	200,000	218,358
5.125%, 4/1/19	300,000	353,118
6.200%, 1/15/38	100,000	123,275

		1,158,819

Airlines (0.2%)
American Airlines, Inc.
13.000%, 8/1/16	1,628,992	1,926,282
Continental Airlines, Inc.
9.000%, 7/8/16	143,937	165,527
5.983%, 4/19/22	98,229	101,913
Delta Air Lines, Inc.
6.200%, 7/2/18	200,000	208,000
Southwest Airlines Co.
10.500%, 12/15/11§	3,050,000	3,344,752

		5,746,474

Building Products (0.1%)
CRH America, Inc.
6.000%, 9/30/16	500,000	559,807
Goodman Global, Inc.
13.500%, 2/15/16	1,250,000	1,375,000
Owens Corning, Inc.
9.000%, 6/15/19	100,000	118,290

		2,053,097

Commercial Services & Supplies (0.5%)
Allied Waste North America, Inc.
6.875%, 6/1/17	350,000	386,312
Altegrity, Inc.
10.500%, 11/1/15§	650,000	644,313
12.000%, 11/1/15§†	1,100,000	1,100,000
Avery Dennison Corp.
5.375%, 4/15/20	50,000	55,235
Cornell University
5.450%, 2/1/19	200,000	234,030
Dartmouth College
4.750%, 6/1/19	50,000	56,665
Niska Gas Storage Partners LLC
8.875%, 3/15/18§	1,775,000	1,899,250
PharmaNet Development Group, Inc.
10.875%, 4/15/17§	850,000	877,625
Pitney Bowes, Inc.
4.750%, 1/15/16	100,000	105,974
6.250%, 3/15/19	200,000	224,059
R.R. Donnelley & Sons Co.
4.950%, 4/1/14	400,000	415,007
8.600%, 8/15/16	150,000	174,582
Republic Services, Inc.
5.500%, 9/15/19	148,000	166,721
ServiceMaster Co.
10.750%, 7/15/15 PIK§	2,025,000	2,156,625
Sheridan Group, Inc.
10.250%, 8/15/11	1,275,000	1,263,844
Waste Management, Inc.
6.100%, 3/15/18	350,000	406,588
7.000%, 7/15/28	100,000	120,577
Yale University
2.900%, 10/15/14	200,000	211,733

		10,499,140

Construction & Engineering (0.1%)
Alion Science and Technology Corp.
0.000%, 11/1/14 PIK	1,904,120	1,894,599

Electrical Equipment (0.1%)
Amphenol Corp.
4.750%, 11/15/14	50,000	54,246
Emerson Electric Co.
5.250%, 10/15/18	100,000	116,800
Kemet Corp.
10.500%, 5/1/18§	1,350,000	1,412,437
Metals USA, Inc.
11.125%, 12/1/15	825,000	874,500
Thermo Fisher Scientific, Inc.
4.700%, 5/1/20	100,000	111,696

		2,569,679

Industrial Conglomerates (0.4%)
3M Co.
4.375%, 8/15/13	350,000	385,583
Cooper U.S., Inc.
5.250%, 11/15/12	100,000	108,618
Eaton Corp.
4.900%, 5/15/13	200,000	218,331
General Electric Co.
5.000%, 2/1/13	700,000	760,161
5.250%, 12/6/17	500,000	562,750
Harland Clarke Holdings Corp.
6.000%, 5/15/15(l)	1,565,000	1,314,600
9.500%, 5/15/15	750,000	710,625
Harsco Corp.
2.700%, 10/15/15	100,000	100,449
Ingersoll-Rand Global Holding Co., Ltd.
9.500%, 4/15/14	300,000	371,200
Koninklijke Philips Electronics N.V.
6.875%, 3/11/38	200,000	252,533
Siemens Financieringsmat
5.500%, 2/16/12§	1,400,000	1,483,850
Textron, Inc.
5.600%, 12/1/17	100,000	108,038
Trimas Corp.
9.750%, 12/15/17§	2,100,000	2,257,500
Tyco Electronics Group S.A.
6.550%, 10/1/17	300,000	350,882
Tyco International Finance S.A.
4.125%, 10/15/14	100,000	108,844
3.375%, 10/15/15	100,000	105,529

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
8.500%, 1/15/19	$400,000	$530,169

		9,729,662

Machinery (0.2%)
Caterpillar, Inc.
6.050%, 8/15/36	400,000	483,720
Danaher Corp.
5.625%, 1/15/18	300,000	356,735
Deere & Co.
4.375%, 10/16/19	75,000	82,543
5.375%, 10/16/29	50,000	55,621
Dover Corp.
6.600%, 3/15/38	100,000	128,756
FGI Holding Co., Inc.
11.250%, 10/1/15 PIK§	1,600,000	1,532,000
Freedom Group, Inc.
10.250%, 8/1/15§	900,000	951,750
Illinois Tool Works, Inc.
6.250%, 4/1/19	200,000	244,865
Severstal Columbus LLC
10.250%, 2/15/18§	1,325,000	1,391,250
Snap-On, Inc.
6.125%, 9/1/21	100,000	112,318

		5,339,558

Marine (0.2%)
Marquette Transportation Co., Inc.
10.875%, 1/15/17§	1,650,000	1,683,000
Navios Maritime Holdings, Inc./Navios Maritime Finance U.S., Inc.
8.875%, 11/1/17§	2,150,000	2,268,250

		3,951,250

Road & Rail (0.3%)
Burlington Northern Santa Fe Corp.
7.000%, 2/1/14	500,000	585,123
Burlington Northern Santa Fe LLC
4.700%, 10/1/19	100,000	109,833
6.150%, 5/1/37	100,000	114,544
Burlington Resources Finance Co.
7.200%, 8/15/31	100,000	126,016
Canadian National Railway Co.
5.550%, 3/1/19	700,000	829,613
Canadian Pacific Railway Co.
7.250%, 5/15/19	45,000	55,685
5.950%, 5/15/37	200,000	218,781
CSX Corp.
7.375%, 2/1/19	300,000	376,616
6.150%, 5/1/37	500,000	568,760
Norfolk Southern Corp.
7.700%, 5/15/17	100,000	127,805
5.750%, 4/1/18	300,000	351,303
5.900%, 6/15/19	65,000	77,285
5.640%, 5/17/29	200,000	219,734
Ryder System, Inc.
7.200%, 9/1/15	100,000	117,724
3.600%, 3/1/16	100,000	101,536
Sunstate Equipment Co. LLC
10.500%, 4/1/13§	2,400,000	2,172,000
Union Pacific Corp.
7.000%, 2/1/16	155,000	189,157
6.125%, 2/15/20	300,000	360,525
4.000%, 2/1/21	65,000	67,348
6.150%, 5/1/37	100,000	116,029
United Rentals North America, Inc.
7.000%, 2/15/14	1,000,000	1,000,000

		7,885,417

Total Industrials		55,949,315

Information Technology (1.0%)
Communications Equipment (0.1%)
American Tower Corp.
4.625%, 4/1/15	125,000	133,309
Cisco Systems, Inc.
5.500%, 2/22/16	600,000	707,789
4.950%, 2/15/19	400,000	457,606
5.900%, 2/15/39	400,000	462,278
Harris Corp.
6.375%, 6/15/19	100,000	116,093
Motorola, Inc.
6.000%, 11/15/17	200,000	223,264
Nokia Oyj
5.375%, 5/15/19	200,000	218,335

		2,318,674

Computers & Peripherals (0.1%)
Dell, Inc.
3.375%, 6/15/12	30,000	31,236
5.875%, 6/15/19	50,000	58,019
7.100%, 4/15/28	50,000	59,175
6.500%, 4/15/38	200,000	230,072
Hewlett-Packard Co.
4.250%, 2/24/12	750,000	786,376
4.500%, 3/1/13	400,000	432,907
International Business Machines Corp.
7.625%, 10/15/18	200,000	265,724
Seagate Technology HDD Holdings
6.375%, 10/1/11	1,300,000	1,339,000

		3,202,509

Electronic Equipment, Instruments & Components (0.0%)
Agilent Technologies, Inc.
2.500%, 7/15/13	100,000	102,016
5.000%, 7/15/20	100,000	106,109
Arrow Electronics, Inc.
6.000%, 4/1/20	100,000	107,795
Avnet, Inc.
6.000%, 9/1/15	100,000	110,275
Corning, Inc.
6.625%, 5/15/19	20,000	24,213
4.250%, 8/15/20	65,000	68,148
5.750%, 8/15/40	25,000	26,519

		545,075

Internet Software & Services (0.1%)
GXS Worldwide, Inc.
9.750%, 6/15/15	1,375,000	1,369,844
Interactive Networks, Inc.
0.000%, 12/31/49	1,350,000	1,323,000

		2,692,844

IT Services (0.4%)
Compucom Systems, Inc.
12.500%, 10/1/15§	1,975,000	2,123,125
Computer Sciences Corp.
6.500%, 3/15/18	442,000	507,498
EVERTEC, Inc.
11.000%, 10/1/18§	975,000	981,094
Fiserv, Inc.
6.125%, 11/20/12	200,000	218,259
6.800%, 11/20/17	100,000	115,785

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Principal Amount		Value (Note 1)
International Business Machines Corp.
4.750%, 11/29/12		$200,000	$217,463
2.100%, 5/6/13		300,000	309,559
1.000%, 8/5/13		280,000	280,965
5.700%, 9/14/17		400,000	477,794
5.875%, 11/29/32		100,000	117,743
5.600%, 11/30/39		440,000	506,327
Stratus Technologies, Inc.
12.000%, 3/29/15(b)§		700,000	595,875
SunGard Data Systems, Inc.
9.125%, 8/15/13		700,000	714,875
10.625%, 5/15/15		950,000	1,059,250
Western Union Co.
5.930%, 10/1/16		500,000	583,900

			8,809,512

Office Electronics (0.1%)
Pitney Bowes, Inc.
4.625%, 10/1/12		45,000	47,609
Xerox Corp.
5.500%, 5/15/12		249,000	264,940
8.250%, 5/15/14		95,000	113,902
4.250%, 2/15/15		100,000	107,369
6.350%, 5/15/18		200,000	232,034
5.625%, 12/15/19		100,000	111,927
6.750%, 12/15/39		50,000	59,134

			936,915

Semiconductors & Semiconductor Equipment (0.0%)
Analog Devices, Inc.
5.000%, 7/1/14		150,000	164,844
KLA-Tencor Corp.
6.900%, 5/1/18		43,000	49,325
Maxim Integrated Products, Inc.
3.450%, 6/14/13		100,000	102,889
National Semiconductor Corp.
3.950%, 4/15/15		100,000	104,901

			421,959

Software (0.2%)
Activant Solutions, Inc.
9.500%, 5/1/16		975,000	937,219
Adobe Systems, Inc.
3.250%, 2/1/15		50,000	52,321
4.750%, 2/1/20		85,000	91,492
Aspect Software, Inc.
10.625%, 5/15/17§		1,500,000	1,558,125
CA, Inc.
5.375%, 12/1/19		100,000	108,690
Intuit, Inc.
5.400%, 3/15/12		85,000	89,708
Microsoft Corp.
2.950%, 6/1/14		115,000	121,927
4.200%, 6/1/19		125,000	138,669
5.200%, 6/1/39		110,000	120,816
Oracle Corp.
4.950%, 4/15/13		500,000	550,775
5.750%, 4/15/18		500,000	594,508
6.500%, 4/15/38		150,000	186,321
6.125%, 7/8/39		350,000	416,331

			4,966,902

Total Information Technology			23,894,390

Materials (2.8%)
Chemicals (1.1%)
Agrium, Inc.
7.125%, 5/23/36		100,000	121,898
Air Products and Chemicals, Inc.
4.375%, 8/21/19		100,000	106,467
Airgas, Inc.
3.250%, 10/1/15		100,000	100,088
Cabot Corp.
5.000%, 10/1/16		100,000	109,504
Dow Chemical Co.
4.850%, 8/15/12		3,200,000	3,386,704
7.600%, 5/15/14		220,000	256,969
8.550%, 5/15/19		655,000	827,062
9.400%, 5/15/39		90,000	127,394
E.I. du Pont de Nemours & Co.
5.000%, 7/15/13		200,000	222,771
3.250%, 1/15/15		100,000	106,966
1.950%, 1/15/16		100,000	100,004
5.250%, 12/15/16		100,000	117,122
5.750%, 3/15/19		500,000	596,131
4.625%, 1/15/20		40,000	44,509
4.900%, 1/15/41		100,000	99,692
Eastman Chemical Co.
5.500%, 11/15/19		100,000	110,871
Ferro Corp.
7.875%, 8/15/18		775,000	804,062
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC
9.750%, 11/15/14		1,950,000	2,028,000
Huntsman International LLC
8.625%, 3/15/21§		1,050,000	1,086,750
Lyondell Chemical Co.
11.000%, 5/1/18		450,000	497,812
Momentive Performance Materials, Inc.
12.500%, 6/15/14		625,000	706,250
9.000%, 12/1/14	EUR	650,000	872,821
9.750%, 12/1/14		$1,200,000	1,230,000
Monsanto Co.
7.375%, 8/15/12		200,000	222,530
5.125%, 4/15/18		100,000	113,983
5.875%, 4/15/38		200,000	227,972
Oxea Finance/Cy SCA
9.500%, 7/15/17§		375,000	404,063
9.625%, 7/15/17§	EUR	750,000	1,101,676
Phibro Animal Health Corp.
9.250%, 7/1/18§		$1,750,000	1,811,250
PolyOne Corp.
7.375%, 9/15/20		725,000	747,656
Potash Corp of Saskatchewan, Inc.
5.250%, 5/15/14		2,980,000	3,309,451
3.750%, 9/30/15		40,000	41,404
6.500%, 5/15/19		65,000	75,977
4.875%, 3/30/20		35,000	37,207
PPG Industries, Inc.
6.650%, 3/15/18		100,000	121,159
7.700%, 3/15/38		100,000	133,785
Praxair, Inc.
2.125%, 6/14/13		50,000	51,402
Reichhold Industries, Inc.
9.000%, 8/15/14§		1,345,000	1,160,062
Rohm & Haas Co.
5.600%, 3/15/13		500,000	538,700
Sherwin-Williams Co.
3.125%, 12/15/14		100,000	105,968
Valspar Corp.
7.250%, 6/15/19		100,000	121,853

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Principal Amount		Value (Note 1)
Vertellus Specialties, Inc.
9.375%, 10/1/15§		$1,300,000	$1,348,750

			25,334,695

Construction Materials (0.0%)
Lafarge S.A.
6.500%, 7/15/16		100,000	107,921
7.125%, 7/15/36		100,000	95,865

			203,786

Containers & Packaging (0.2%)
Ardagh Packaging Finance plc
9.250%, 10/15/20§	EUR	1,575,000	2,147,119
Bemis Co., Inc.
5.650%, 8/1/14		$30,000	33,908
6.800%, 8/1/19		20,000	23,848
Berry Plastics Corp.
8.875%, 9/15/14		1,200,000	1,161,000
Packaging Corp. of America
5.750%, 8/1/13		500,000	540,669
Pactiv Corp.
6.400%, 1/15/18		100,000	101,298

			4,007,842

Metals & Mining (1.4%)
Alcoa, Inc.
6.000%, 7/15/13		200,000	217,574
6.750%, 7/15/18		300,000	323,287
5.900%, 2/1/27		200,000	197,099
Algoma Acquisition Corp.
9.875%, 6/15/15§		1,975,000	1,760,219
Allegheny Technologies, Inc.
9.375%, 6/1/19		100,000	120,857
Anglo American Capital plc
2.150%, 9/27/13§		2,100,000	2,115,246
ArcelorMittal S.A.
5.375%, 6/1/13		200,000	214,742
9.000%, 2/15/15		125,000	150,848
6.125%, 6/1/18		200,000	216,303
9.850%, 6/1/19		150,000	192,796
5.250%, 8/5/20		100,000	100,780
7.000%, 10/15/39		200,000	204,314
Barrick (PD) Australian Finance Pty Ltd.
5.950%, 10/15/39		100,000	113,450
Barrick Gold Corp.
6.950%, 4/1/19		500,000	635,557
Barrick Gold Finance Co.
4.875%, 11/15/14		2,315,000	2,549,535
Barrick N.A. Finance LLC
7.500%, 9/15/38		100,000	132,068
BHP Billiton Finance USA Ltd.
5.125%, 3/29/12		1,500,000	1,588,530
4.800%, 4/15/13		200,000	217,457
5.500%, 4/1/14		200,000	225,048
7.250%, 3/1/16		1,375,000	1,658,040
6.500%, 4/1/19		500,000	613,664
Cliffs Natural Resources, Inc.
4.800%, 10/1/20		55,000	55,827
Commercial Metals Co.
6.500%, 7/15/17		100,000	104,041
CSN Resources S.A.
6.500%, 7/21/20§		800,000	853,000
FMG Finance Property Ltd.
10.625%, 9/1/16§		1,350,000	1,662,187
FMG Resources August 2006 Pty Ltd
9.750%, 9/1/13§	EUR	801,000	1,179,320
Freeport-McMoRan Copper & Gold, Inc.
8.375%, 4/1/17		$400,000	446,500
Murray Energy Corp.
10.250%, 10/15/15§		1,000,000	1,037,500
Newmont Mining Corp.
5.125%, 10/1/19		315,000	352,380
6.250%, 10/1/39		200,000	229,282
Novelis, Inc.
11.500%, 2/15/15		740,000	845,450
Nucor Corp.
5.750%, 12/1/17		200,000	235,471
6.400%, 12/1/37		100,000	119,656
Rio Tinto Alcan, Inc.
6.125%, 12/15/33		300,000	344,199
Rio Tinto Finance USA Ltd.
5.875%, 7/15/13		800,000	891,655
6.500%, 7/15/18		200,000	241,183
7.125%, 7/15/28		100,000	126,498
Ryerson Holding Corp.
(Zero Coupon), 2/1/15§		3,150,000	1,417,500
Ryerson, Inc.
7.841%, 11/1/14(l)		1,750,000	1,629,688
12.000%, 11/1/15		425,000	437,750
Southern Copper Corp.
5.375%, 4/16/20		135,000	142,922
6.750%, 4/16/40		135,000	147,395
Steel Dynamics, Inc.
7.375%, 11/1/12		3,800,000	4,061,250
Teck Resources Ltd.
10.750%, 5/15/19		500,000	629,650
Vale Overseas Ltd.
4.625%, 9/15/20		500,000	516,419
6.875%, 11/21/36		400,000	456,983
6.875%, 11/10/39		85,000	97,407
Vulcan Materials Co.
6.400%, 11/30/17		100,000	109,206
Xstrata Canada Corp.
7.250%, 7/15/12		200,000	217,454

			32,135,187

Paper & Forest Products (0.1%)
ABI Escrow Corp.
10.250%, 10/15/18§		1,225,000	1,246,437
Georgia-Pacific LLC
9.500%, 12/1/11		1,000,000	1,075,000
International Paper Co.
7.950%, 6/15/18		250,000	303,187
7.500%, 8/15/21		200,000	239,263
7.300%, 11/15/39		250,000	279,873

			3,143,760

Total Materials			64,825,270

Telecommunication Services (2.3%)
Diversified Telecommunication Services (1.7%)
AT&T Corp.
7.300%, 11/15/11		400,000	428,401
8.000%, 11/15/31		7,000	9,364
AT&T, Inc.
4.950%, 1/15/13		200,000	217,328
6.700%, 11/15/13		500,000	578,930
5.100%, 9/15/14		200,000	224,557
5.625%, 6/15/16		400,000	464,633
5.500%, 2/1/18		500,000	579,928
6.300%, 1/15/38		500,000	564,734
6.400%, 5/15/38		200,000	228,580
6.550%, 2/15/39		600,000	697,784
5.350%, 9/1/40§		351,000	352,653

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
BellSouth Capital Funding Corp.
7.875%, 2/15/30	$700,000	$873,434
British Telecommunications plc
5.950%, 1/15/18	200,000	222,971
9.875%, 12/15/30	300,000	417,709
Deutsche Telekom International Finance B.V.
5.250%, 7/22/13	200,000	219,379
4.875%, 7/8/14	150,000	164,923
6.000%, 7/8/19	100,000	118,986
8.750%, 6/15/30	500,000	700,127
Digicel Ltd.
12.000%, 4/1/14§	2,075,000	2,417,375
Embarq Corp.
7.082%, 6/1/16	330,000	366,763
7.995%, 6/1/36	300,000	318,969
France Telecom S.A.
4.375%, 7/8/14	2,000,000	2,204,926
2.125%, 9/16/15	500,000	503,469
5.375%, 7/8/19	400,000	468,073
8.500%, 3/1/31	300,000	433,911
Global Crossing Ltd.
12.000%, 9/15/15	2,000,000	2,260,000
Hawaiian Telcom Communications, Inc. Series B
9.750%, 5/1/13(b)(h)	4,050,000	2,025
Integra Telecom Holdings, Inc.
10.750%, 4/15/16§	900,000	909,000
Level 3 Financing, Inc.
9.250%, 11/1/14	425,000	399,500
PAETEC Holding Corp.
9.500%, 7/15/15	1,625,000	1,657,500
Qwest Corp.
7.875%, 9/1/11	1,600,000	1,694,000
8.875%, 3/15/12	100,000	109,750
8.375%, 5/1/16	600,000	709,500
Sprint Capital Corp.
7.625%, 1/30/11	3,400,000	3,455,250
8.375%, 3/15/12	400,000	428,000
Telecom Italia Capital S.A.
1.135%, 7/18/11(l)	2,300,000	2,291,380
6.200%, 7/18/11	400,000	414,420
5.250%, 11/15/13	200,000	214,879
6.175%, 6/18/14	100,000	110,279
5.250%, 10/1/15	400,000	431,655
7.175%, 6/18/19	100,000	117,369
6.375%, 11/15/33	100,000	98,648
7.721%, 6/4/38	250,000	282,322
Telefonica Emisiones S.A.U.
0.775%, 2/4/13(l)	1,000,000	978,898
2.582%, 4/26/13	150,000	152,776
4.949%, 1/15/15	485,000	530,678
3.729%, 4/27/15	90,000	94,118
6.421%, 6/20/16	700,000	820,448
5.877%, 7/15/19	145,000	165,928
5.134%, 4/27/20	135,000	146,871
7.045%, 6/20/36	300,000	359,219
Verizon Communications, Inc.
7.375%, 9/1/12	400,000	448,299
4.350%, 2/15/13	100,000	107,826
5.550%, 2/15/16	500,000	578,582
5.500%, 2/15/18	600,000	690,395
6.350%, 4/1/19	500,000	610,156
7.750%, 12/1/30	400,000	516,428
6.900%, 4/15/38	100,000	121,566
8.950%, 3/1/39	300,000	439,881
7.350%, 4/1/39	300,000	385,219
Verizon New Jersey, Inc. Series A
5.875%, 1/17/12	200,000	211,831
Wind Acquisition Finance S.A.
11.750%, 7/15/17§	1,800,000	2,017,125
Windstream Corp.
7.875%, 11/1/17	1,100,000	1,146,750

		39,886,378

Wireless Telecommunication Services (0.6%)
America Movil S.A.B. de C.V.
5.000%, 3/30/20	1,200,000	1,294,244
6.375%, 3/1/35	100,000	113,752
6.125%, 3/30/40	400,000	445,277
Cellco Partnership/Verizon Wireless Capital LLC
5.550%, 2/1/14	500,000	565,427
8.500%, 11/15/18	400,000	544,652
Digicel Group Ltd.
10.500%, 4/15/18§	2,350,000	2,579,125
MetroPCS Wireless, Inc.
9.250%, 11/1/14	850,000	890,375
New Cingular Wireless Services, Inc.
8.125%, 5/1/12	200,000	222,191
Rogers Communications, Inc.
7.250%, 12/15/12	200,000	225,359
7.500%, 3/15/15	200,000	244,483
6.800%, 8/15/18	100,000	123,533
7.500%, 8/15/38	100,000	130,981
Vodafone Group plc
5.000%, 12/16/13	200,000	219,872
4.150%, 6/10/14	3,200,000	3,456,250
5.625%, 2/27/17	400,000	457,740
5.450%, 6/10/19	150,000	173,586
6.150%, 2/27/37	500,000	585,535
Term Loan
6.875%, 8/11/15(b)	1,000,000	986,500

		13,258,882

Total Telecommunication Services		53,145,260

Utilities (2.0%)
Electric Utilities (1.3%)
Ameren Corp.
8.875%, 5/15/14	100,000	115,844
Ameren Energy Generating Co.
6.300%, 4/1/20	50,000	49,414
Appalachian Power Co.
7.000%, 4/1/38	200,000	247,634
Baltimore Gas & Electric Co.
6.125%, 7/1/13	300,000	335,900
Carolina Power & Light Co.
6.300%, 4/1/38	300,000	368,933
CenterPoint Energy Houston Electric LLC
7.000%, 3/1/14	300,000	353,950
Commonwealth Edison Co.
4.000%, 8/1/20	160,000	167,722
6.450%, 1/15/38	400,000	479,841
Consolidated Edison Co. of New York, Inc. Series 04-A
4.700%, 2/1/14	2,900,000	3,188,988
Series 08-A
5.850%, 4/1/18	500,000	592,475
Series 08-B
6.300%, 8/15/37	100,000	120,134

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
Series 09-C
6.750%, 4/1/38	$100,000	$127,993
Consumers Energy Co.
6.700%, 9/15/19	500,000	626,895
Duke Energy Carolinas LLC Series C
7.000%, 11/15/18	100,000	127,636
Duke Energy Corp.
5.650%, 6/15/13	400,000	445,488
6.300%, 2/1/14	500,000	571,236
3.350%, 4/1/15	50,000	52,758
Duke Energy Indiana, Inc.
6.450%, 4/1/39	300,000	377,082
Duke Energy Ohio, Inc.
5.700%, 9/15/12	200,000	216,986
Edison Mission Energy
7.500%, 6/15/13	2,900,000	2,704,250
Entergy Gulf States Louisiana LLC
5.590%, 10/1/24	60,000	68,297
Entergy Louisiana LLC
5.400%, 11/1/24	100,000	115,336
Exelon Corp.
4.900%, 6/15/15	200,000	219,206
Exelon Generation Co. LLC
6.200%, 10/1/17	100,000	117,240
FirstEnergy Corp. Series B
6.450%, 11/15/11	9,000	9,431
Series C
7.375%, 11/15/31	200,000	217,309
FirstEnergy Solutions Corp.
4.800%, 2/15/15	120,000	128,983
6.050%, 8/15/21	200,000	213,666
6.800%, 8/15/39	139,000	140,074
Florida Power & Light Co.
4.950%, 6/1/35	200,000	206,116
5.960%, 4/1/39	200,000	236,237
5.690%, 3/1/40	50,000	57,509
Florida Power Corp.
4.550%, 4/1/20	25,000	27,815
5.650%, 4/1/40	50,000	56,771
FPL Group Capital, Inc.
2.550%, 11/15/13	50,000	51,224
6.000%, 3/1/19	500,000	579,783
Georgia Power Co.
4.250%, 12/1/19	80,000	86,177
5.950%, 2/1/39	300,000	348,555
Hydro-Quebec
8.050%, 7/7/24	250,000	369,248
Iberdrola International B.V.
6.750%, 7/15/36	200,000	222,696
Interstate Power and Light Co.
6.250%, 7/15/39	30,000	35,749
Jersey Central Power & Light Co.
7.350%, 2/1/19	500,000	620,865
Korea Electric Power Corp.
3.000%, 10/5/15(b)§	2,000,000	1,994,795
Majapahit Holding B.V.
7.250%, 10/17/11(m)	915,000	961,028
MidAmerican Energy Co.
5.750%, 11/1/35	100,000	111,599
MidAmerican Energy Holdings Co.
3.150%, 7/15/12	200,000	206,787
5.875%, 10/1/12	400,000	434,049
5.750%, 4/1/18	400,000	465,507
6.125%, 4/1/36	200,000	228,809
5.950%, 5/15/37	100,000	112,486
6.500%, 9/15/37	200,000	240,159
Nevada Power Co.
6.500%, 8/1/18	200,000	241,999
Northern States Power Co.
5.250%, 3/1/18	200,000	230,870
5.350%, 11/1/39	330,000	364,472
NSTAR
4.500%, 11/15/19	50,000	55,113
NSTAR Electric Co.
5.500%, 3/15/40	50,000	56,882
Ohio Power Co.
5.375%, 10/1/21	100,000	114,070
Oncor Electric Delivery Co. LLC
6.375%, 5/1/12	100,000	108,917
6.800%, 9/1/18	400,000	489,931
Pacific Gas & Electric Co.
4.800%, 3/1/14	100,000	110,085
8.250%, 10/15/18	600,000	797,109
6.050%, 3/1/34	200,000	226,731
PacifiCorp
7.700%, 11/15/31	300,000	412,756
6.000%, 1/15/39	300,000	353,382
Potomac Electric Power Co.
6.500%, 11/15/37	300,000	374,840
PPL Electric Utilities Corp.
6.250%, 5/15/39	30,000	36,524
PPL Energy Supply LLC
6.500%, 5/1/18	100,000	115,716
Progress Energy, Inc.
7.050%, 3/15/19	500,000	619,820
PSEG Power LLC
2.500%, 4/15/13	75,000	77,065
5.125%, 4/15/20	80,000	87,956
Public Service Co. of Colorado
5.125%, 6/1/19	85,000	97,858
Public Service Co. of Oklahoma
5.150%, 12/1/19	30,000	32,821
Public Service Electric & Gas Co.
5.375%, 9/1/13	200,000	223,235
3.500%, 8/15/20	100,000	102,373
5.500%, 3/1/40	200,000	225,764
Puget Sound Energy, Inc.
5.757%, 10/1/39	150,000	162,723
5.795%, 3/15/40	100,000	109,107
5.764%, 7/15/40	50,000	54,339
San Diego Gas & Electric Co.
6.000%, 6/1/39	30,000	36,440
5.350%, 5/15/40	100,000	112,268
South Carolina Electric & Gas Co.
6.050%, 1/15/38	100,000	117,396
Southern California Edison Co.
5.750%, 3/15/14	400,000	459,663
5.950%, 2/1/38	100,000	118,456
6.050%, 3/15/39	300,000	361,135
5.500%, 3/15/40	100,000	113,765
Southern Co.
5.300%, 1/15/12	400,000	421,441
4.150%, 5/15/14	75,000	81,252
Southwestern Electric Power Co.
6.200%, 3/15/40	50,000	53,635
Tampa Electric Co.
6.100%, 5/15/18	75,000	88,658

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
TransAlta Corp.
6.500%, 3/15/40	$40,000	$43,403
Union Electric Co.
6.700%, 2/1/19	200,000	243,155
Virginia Electric & Power Co.
8.875%, 11/15/38	300,000	456,548
Series A
4.750%, 3/1/13	200,000	216,346
6.000%, 5/15/37	100,000	118,121
Series B
5.000%, 6/30/19	165,000	187,917
Wisconsin Electric Power Co.
4.250%, 12/15/19	50,000	54,706
Wisconsin Power & Light Co.
5.000%, 7/15/19	50,000	57,179
Xcel Energy, Inc.
4.700%, 5/15/20	100,000	108,723

		29,487,330

Gas Utilities (0.5%)
Boardwalk Pipelines LP
5.750%, 9/15/19	100,000	110,905
CenterPoint Energy, Inc.
5.950%, 2/1/17	100,000	112,473
Copano Energy LLC/Copano Energy Finance Corp.
7.750%, 6/1/18	1,250,000	1,262,500
El Paso Natural Gas Co.
8.375%, 6/15/32	100,000	121,123
Energy Transfer Equity LP
7.500%, 10/15/20	1,875,000	1,973,437
EQT Corp.
8.125%, 6/1/19	75,000	92,985
Kinder Morgan Finance Co. ULC
5.350%, 1/5/11	1,700,000	1,721,250
NGPL Pipeco LLC
6.514%, 12/15/12§	2,800,000	2,977,626
ONEOK, Inc.
6.000%, 6/15/35	100,000	103,427
Tennessee Gas Pipeline Co.
7.500%, 4/1/17	200,000	234,458
Texas Eastern Transmission LP
7.000%, 7/15/32	100,000	126,812
TransCanada PipeLines Ltd.
3.800%, 10/1/20	2,500,000	2,554,915
Williams Partners LP
3.800%, 2/15/15	100,000	105,223
5.250%, 3/15/20	55,000	59,789
6.300%, 4/15/40	70,000	77,166

		11,634,089

Independent Power Producers & Energy Traders (0.1%)
NRG Energy, Inc.
8.500%, 6/15/19	800,000	843,000
Tennessee Valley Authority
5.500%, 7/18/17	550,000	662,776
5.250%, 9/15/39	1,025,000	1,189,649

		2,695,425

Multi-Utilities (0.1%)
Alliant Energy Corp.
4.000%, 10/15/14	50,000	52,548
Avista Corp.
5.125%, 4/1/22	55,000	60,831
CenterPoint Energy Resources Corp.
7.875%, 4/1/13	200,000	230,300
Dominion Resources, Inc.
8.875%, 1/15/19	300,000	408,081
5.200%, 8/15/19	80,000	91,480
5.950%, 6/15/35	100,000	113,565
DTE Energy Co.
7.625%, 5/15/14	100,000	118,895
6.350%, 6/1/16	200,000	233,958
National Grid plc
6.300%, 8/1/16	500,000	590,241
NiSource Finance Corp.
10.750%, 3/15/16	500,000	660,441
5.450%, 9/15/20	100,000	108,384
6.125%, 3/1/22	50,000	56,611
Sempra Energy
6.000%, 2/1/13	200,000	219,794
6.500%, 6/1/16	60,000	71,787

		3,016,916

Total Utilities		46,833,760

Total Corporate Bonds		825,414,237

Government Securities (64.2%)
Agency ABS (2.0%)
Federal Farm Credit Bank
1.110%, 6/14/12	100,000	100,483
0.790%, 9/27/12	100,000	100,054
1.750%, 2/21/13	200,000	204,377
1.400%, 10/28/13	100,000	100,076
Federal Home Loan Bank
1.000%, 12/28/11	1,500,000	1,511,256
1.125%, 5/18/12	250,000	252,620
0.875%, 7/20/12	100,000	100,025
1.750%, 8/22/12	1,500,000	1,534,202
0.850%, 12/21/12	200,000	200,032
1.850%, 12/21/12	400,000	400,993
1.500%, 1/16/13	2,000,000	2,038,916
1.625%, 3/20/13	300,000	306,845
1.000%, 5/24/13	100,000	100,005
1.875%, 6/21/13	200,000	206,085
1.125%, 8/16/13	200,000	200,013
Federal Home Loan Mortgage Corp.
1.125%, 4/25/12	100,000	101,047
1.000%, 7/26/12	100,000	100,152
1.125%, 1/14/13	300,000	300,883
1.300%, 7/26/13	250,000	250,492
1.500%, 7/26/13	200,000	200,489
1.150%, 8/23/13	500,000	500,686
2.125%, 10/7/13	75,000	75,457
1.500%, 10/28/13	100,000	100,293
1.625%, 1/21/14	100,000	100,858
1.450%, 2/24/14	100,000	100,336
1.350%, 3/28/14	100,000	100,272
2.875%, 2/9/15	2,350,000	2,501,805
2.375%, 7/28/15	100,000	100,587
2.250%, 8/12/15	100,000	101,253
2.250%, 8/18/15	100,000	100,204
2.000%, 8/25/15	200,000	200,751
2.125%, 8/25/15	100,000	100,470
Federal National Mortgage Association
1.000%, 4/4/12	4,400,000	4,436,172
1.250%, 6/22/12	200,000	202,573
1.000%, 7/27/12	100,000	100,034
0.800%, 8/16/12	100,000	100,085
0.850%, 8/17/12	100,000	100,122
1.375%, 7/19/13	300,000	301,524
1.250%, 7/29/13	200,000	200,752
1.250%, 8/16/13	100,000	100,222

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
1.350%, 8/16/13	$100,000	$100,243
1.250%, 8/23/13	200,000	200,326
1.000%, 9/23/13	1,000,000	1,003,965
1.200%, 9/27/13	200,000	200,522
1.125%, 10/8/13	100,000	100,050
1.000%, 10/15/13	100,000	99,741
1.350%, 2/24/14	100,000	100,226
1.550%, 8/12/14	100,000	100,136
3.125%, 11/10/14	500,000	501,591
2.750%, 12/29/14	300,000	301,640
3.125%, 1/21/15	50,000	50,360
3.000%, 2/17/15	3,200,000	3,232,720
2.375%, 7/28/15	13,910,000	14,452,476
2.000%, 8/5/15	100,000	101,098
2.150%, 8/12/15	100,000	100,153
2.000%, 8/24/15	4,100,000	4,130,106
1.875%, 9/9/15	250,000	251,033
2.000%, 9/30/15	200,000	199,879
1.875%, 10/15/15	100,000	99,941
2.600%, 1/27/16	100,000	100,132
2.000%, 3/28/16	100,000	100,224
2.250%, 3/28/16	100,000	100,314
2.350%, 9/23/16	100,000	100,663
4.000%, 1/20/17	350,000	353,576
4.000%, 9/30/25	100,000	99,961
6.000%, 4/18/36	1,000,000	1,147,909

		45,262,486

Agency CMO (0.1%)
Federal Home Loan Mortgage Corp.
4.879%, 5/19/17	1,200,000	1,351,560

Foreign Governments (1.3%)
Canadian Government Bond
2.375%, 9/10/14	300,000	314,342
Export-Import Bank of Korea
8.125%, 1/21/14	1,000,000	1,173,750
4.125%, 9/9/15	150,000	157,555
Federative Republic of Brazil
10.250%, 6/17/13	840,000	1,047,900
5.875%, 1/15/19	750,000	879,375
8.875%, 10/14/19	270,000	380,025
8.875%, 4/15/24	540,000	792,450
10.125%, 5/15/27	120,000	193,200
8.250%, 1/20/34	840,000	1,222,200
5.625%, 1/7/41	125,000	137,188
Province of British Columbia
2.850%, 6/15/15	60,000	63,807
Province of Manitoba
5.000%, 2/15/12	400,000	424,079
Province of Nova Scotia
5.125%, 1/26/17	270,000	314,404
Province of Ontario
4.950%, 6/1/12	420,000	449,369
4.100%, 6/16/14	500,000	549,266
2.950%, 2/5/15	1,000,000	1,058,572
1.875%, 9/15/15	200,000	201,491
4.950%, 11/28/16	550,000	637,293
4.000%, 10/7/19	200,000	215,894
Province of Quebec
4.875%, 5/5/14	540,000	608,625
4.625%, 5/14/18	540,000	615,111
7.500%, 9/15/29	410,000	597,369
Republic of Chile
3.875%, 8/5/20	200,000	207,454
Republic of Hungary
6.250%, 1/29/20	500,000	536,920
Republic of Italy
4.375%, 6/15/13	1,000,000	1,060,132
2.125%, 9/16/13	300,000	300,485
4.500%, 1/21/15	800,000	857,086
5.250%, 9/20/16	1,130,000	1,244,630
6.875%, 9/27/23	300,000	363,933
Republic of Korea
5.750%, 4/16/14	300,000	336,343
7.125%, 4/16/19	250,000	318,517
Republic of Panama
5.200%, 1/30/20	200,000	221,500
7.125%, 1/29/26	100,000	127,000
8.875%, 9/30/27	100,000	145,250
9.375%, 4/1/29	100,000	151,500
6.700%, 1/26/36	400,000	491,000
Republic of Peru
7.125%, 3/30/19	500,000	626,250
6.550%, 3/14/37	270,000	327,375
Republic of Poland
3.875%, 7/16/15	300,000	312,047
6.375%, 7/15/19	600,000	706,902
Republic of South Africa
6.875%, 5/27/19	150,000	183,375
5.875%, 5/30/22	570,000	658,350
Societe Financement de l’Economie Francaise
2.250%, 6/11/12§	3,000,000	3,079,503
3.375%, 5/5/14§	1,500,000	1,613,645
State of Israel
5.125%, 3/1/14	120,000	132,924
5.125%, 3/26/19	300,000	332,073
United Mexican States
6.375%, 1/16/13	270,000	300,645
5.875%, 2/17/14	500,000	565,000
5.625%, 1/15/17	960,000	1,098,240
5.125%, 1/15/20	750,000	838,125
8.300%, 8/15/31	270,000	385,425
6.050%, 1/11/40	540,000	618,300

		30,173,194

Municipal Bonds (1.4%)
Bay Area Toll Authority California State
6.793%, 4/1/30	100,000	106,113
6.918%, 4/1/40	100,000	108,370
6.263%, 4/1/49	150,000	167,426
7.043%, 4/1/50	100,000	110,158
Central Puget Sound Washington Regional Transportation Authority
5.491%, 11/1/39	100,000	109,539
City & County of Denver, Colorado
5.650%, 8/1/30	100,000	103,475
City of Chicago, Illinois
6.845%, 1/1/38	85,000	89,265
6.395%, 1/1/40	70,000	74,363
City of New York, New York
6.246%, 6/1/35	1,200,000	1,265,988
City of San Antonio, Texas
5.985%, 2/1/39	50,000	59,271
Clark County, Nevada Airport
6.881%, 7/1/42	100,000	104,155
Indianapolis, Indiana Local Public Improvement
5.854%, 1/15/30	1,500,000	1,626,465
Los Angeles, California Community College District
6.600%, 8/1/42	100,000	110,350
6.750%, 8/1/49	100,000	111,865
Los Angeles, California Unified School District
5.755%, 7/1/29	50,000	51,141

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
5.750%, 7/1/34	$100,000	$101,020
6.758%, 7/1/34	135,000	153,106
Massachusetts State Water Pollution Abatement
5.192%, 8/1/40	70,000	73,038
Metro Wastewater Reclamation District, Class B
4.718%, 4/1/19	1,000,000	1,088,550
Metropolitan Government of Nashville & Davidson County Convention Center Authority
6.731%, 7/1/43	100,000	107,441
Metropolitan Transportation Authority
6.548%, 11/15/31	100,000	108,237
6.648%, 11/15/39	100,000	108,802
6.668%, 11/15/39	40,000	43,691
Metropolitan Washington Airports Authority
7.462%, 10/1/46	155,000	166,369
Municipal Electric Authority of Georgia
6.637%, 4/1/57	50,000	53,759
7.055%, 4/1/57	100,000	97,690
New Jersey Economic Development Authority Series A
7.425%, 2/15/29	250,000	292,075
New Jersey State Turnpike Authority
7.414%, 1/1/40	1,000,000	1,241,550
New Jersey Transportation Trust Fund Authority
6.875%, 12/15/39	1,000,000	1,061,660
6.561%, 12/15/40	50,000	56,271
New York City Municipal Water Finance Authority
5.724%, 6/15/42	125,000	134,373
6.011%, 6/15/42	35,000	39,027
New York City Transitional Finance Authority
5.267%, 5/1/27	1,000,000	1,073,310
5.008%, 8/1/27	1,800,000	1,879,146
5.508%, 8/1/37	200,000	207,910
New York State Dormitory Authority
5.500%, 3/15/30	100,000	105,018
5.600%, 3/15/40	100,000	105,762
New York State Urban Development Corp.
5.770%, 3/15/39	30,000	31,792
North Texas Tollway Authority, Class B
6.718%, 1/1/49	144,000	157,216
Northern California Power Agency, Class B
7.311%, 6/1/40	1,000,000	1,106,360
Ohio State University
4.910%, 6/1/40	100,000	101,943
Pennsylvania State Turnpike Commission
5.511%, 12/1/45	150,000	150,768
5.561%, 12/1/49	200,000	201,076
Salt River Project Agricultural Improvement & Power District
4.839%, 1/1/41	60,000	60,401
San Diego County Regional Airport Authority
6.628%, 7/1/40	500,000	508,330
San Francisco City & County Public Utilities Commission
6.000%, 11/1/40	200,000	209,040
Seminole County Florida Water & Sewer
6.443%, 10/1/40	800,000	850,256
State of California
7.500%, 4/1/34	200,000	217,596
7.550%, 4/1/39	3,495,000	3,800,847
7.350%, 11/1/39	100,000	106,729
State of Georgia
4.503%, 11/1/25	50,000	54,358
State of Illinois
2.766%, 1/1/12	100,000	100,821
3.321%, 1/1/13	100,000	101,534
4.071%, 1/1/14	100,000	103,372
4.421%, 1/1/15	100,000	104,216
5.100%, 6/1/33	1,000,000	839,000
State of Illinois Toll Highway Authority, Class A
5.293%, 1/1/24	3,000,000	3,049,440
State of Massachusetts
4.910%, 5/1/29	100,000	101,362
5.456%, 12/1/39	100,000	108,509
State of New York
5.206%, 10/1/31	100,000	97,775
State of Texas
4.631%, 4/1/33	700,000	706,573
State of Utah
4.554%, 7/1/24	90,000	96,613
State of Washington
5.481%, 8/1/39	100,000	108,451
State Public School Building Authority of Pennsylvania
5.000%, 9/15/27	100,000	100,348
Tennessee State School Bond Authority
4.848%, 9/15/27	1,000,000	1,009,130
Texas State Transportation Commission
5.028%, 4/1/26	1,800,000	1,958,958
5.178%, 4/1/30	400,000	429,900
University of Texas, Class B
6.276%, 8/15/41	2,900,000	3,152,677
4.794%, 8/15/46	90,000	91,366
Virginia Commonwealth Transportation Board
5.350%, 5/15/35	200,000	215,972

		32,528,478

Supranational (1.1%)
African Development Bank
3.000%, 5/27/14	500,000	534,435
Asian Development Bank
3.625%, 9/5/13	500,000	539,463
2.750%, 5/21/14	500,000	530,212
4.250%, 10/20/14	540,000	603,245
5.820%, 6/16/28	200,000	236,890
Corp. Andina de Fomento
8.125%, 6/4/19	325,000	404,570
Eksportfinans A/S
1.875%, 4/2/13	1,000,000	1,021,529
European Bank for Reconstruction & Development
1.625%, 9/3/15	700,000	704,900
European Investment Bank
4.625%, 3/21/12	2,000,000	2,119,526
1.750%, 9/14/12	500,000	511,631
1.625%, 3/15/13	500,000	510,479
4.250%, 7/15/13	1,390,000	1,517,524
3.000%, 4/8/14	1,000,000	1,064,927
3.125%, 6/4/14	750,000	804,161
2.875%, 1/15/15	500,000	531,863
2.750%, 3/23/15	500,000	530,086
4.875%, 1/17/17	550,000	642,631
Export Development Canada
2.375%, 3/19/12	1,000,000	1,027,689
Inter-American Development Bank
4.375%, 9/20/12	550,000	589,528
3.000%, 4/22/14	500,000	533,493
5.125%, 9/13/16	280,000	330,831
3.875%, 2/14/20	1,000,000	1,101,915
International Bank for Reconstruction & Development
2.000%, 4/2/12	500,000	511,965

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
0.800%, 7/13/12	$500,000	$502,350
3.500%, 10/8/13	1,000,000	1,079,483
5.000%, 4/1/16	550,000	642,523
4.750%, 2/15/35	130,000	149,284
International Finance Corp.
3.000%, 4/22/14	750,000	802,388
Japan Finance Corp.
2.125%, 11/5/12	1,000,000	1,023,051
Kommunalbanken A/S
3.375%, 11/15/11	2,000,000	2,060,064
1.750%, 10/5/15(b)§	400,000	399,366
Korea Development Bank
8.000%, 1/23/14	500,000	584,878
4.375%, 8/10/15	115,000	121,990
Nordic Investment Bank
3.625%, 6/17/13	550,000	590,221
2.625%, 10/6/14	100,000	105,120
Svensk Exportkredit AB
3.250%, 9/16/14	300,000	319,833
5.125%, 3/1/17	200,000	232,073

		25,516,117

U.S. Government Agencies (31.8%)
Federal Farm Credit Bank
1.125%, 10/3/11	400,000	402,778
1.875%, 12/7/12	200,000	205,220
Federal Home Loan Bank
2.250%, 4/13/12	1,000,000	1,027,351
1.875%, 6/20/12	250,000	255,882
1.875%, 11/19/12	500,000	501,014
1.625%, 11/21/12	350,000	357,610
3.625%, 5/29/13	1,000,000	1,077,013
5.125%, 8/14/13	1,110,000	1,247,618
4.000%, 9/6/13	1,400,000	1,527,180
2.500%, 10/15/13	500,000	500,340
3.625%, 10/18/13	1,000,000	1,085,188
5.500%, 8/13/14	1,120,000	1,305,230
5.375%, 5/18/16	1,000,000	1,193,637
4.750%, 12/16/16	1,000,000	1,163,391
5.000%, 11/17/17	2,190,000	2,594,167
5.500%, 7/15/36	270,000	330,298
Federal Home Loan Mortgage Corp.
1.125%, 12/15/11	300,000	302,680
2.000%, 4/27/12	350,000	352,950
1.750%, 6/15/12	1,800,000	1,838,727
4.500%, 7/15/13	2,800,000	3,088,658
2.500%, 1/7/14	1,690,000	1,773,611
2.500%, 4/23/14	6,000,000	6,307,104
5.000%, 7/15/14	4,880,000	5,563,981
3.000%, 12/30/14	100,000	100,686
5.000%, 4/18/17	300,000	353,536
5.125%, 11/17/17	800,000	949,290
4.875%, 6/13/18	4,300,000	5,051,838
4.250%, 12/12/18	250,000	259,400
5.000%, 7/1/19	2,396,179	2,558,763
5.000%, 2/1/22	3,171,601	3,392,251
5.500%, 5/1/22	2,823,802	3,042,867
5.500%, 4/1/23	1,795,206	1,928,865
4.500%, 2/1/24	3,897,850	4,100,508
4.000%, 7/1/24	2,630,854	2,749,756
4.500%, 8/1/24	906,312	957,681
4.500%, 9/1/24	359,314	377,658
4.500%, 11/1/24	1,889,996	1,986,489
4.000%, 2/1/25	959,608	1,002,378
4.000%, 4/1/25	976,764	1,024,267
6.500%, 5/1/26	638,976	700,028
6.500%, 8/1/26	1,154,140	1,264,414
6.500%, 9/1/27	943,283	1,033,411
6.750%, 3/15/31	550,000	769,514
6.250%, 7/15/32	280,000	375,976
5.000%, 6/1/34	2,451,534	2,595,082
5.000%, 12/1/34	14,194,378	15,025,526
6.000%, 3/1/36	634,476	687,737
6.000%, 8/1/36	1,354,154	1,464,867
5.500%, 10/1/36	594,195	632,492
6.000%, 10/1/36	640,431	691,191
6.000%, 3/1/37	862,431	927,551
5.500%, 5/1/37	644,120	685,031
6.000%, 6/1/37	172,949	185,954
6.000%, 7/1/37	322,179	346,405
6.000%, 11/1/37	289,785	311,304
6.500%, 11/1/37	2,618,972	2,851,406
5.500%, 12/1/37	659,061	699,686
5.500%, 1/1/38	1,126,441	1,196,580
5.500%, 2/1/38	13,054,213	13,883,359
5.500%, 3/1/38	802,120	851,062
6.000%, 3/1/38	30,103	32,338
6.500%, 5/1/38	400,008	435,259
5.500%, 6/1/38	2,651,506	2,813,373
6.000%, 6/1/38	233,452	250,642
6.000%, 7/1/38	130,078	139,656
6.000%, 8/1/38	451,493	484,738
5.500%, 9/1/38	1,433,759	1,520,281
6.000%, 9/1/38	470,985	504,958
6.000%, 10/1/38	127,043	136,199
5.500%, 11/1/38	381,141	404,039
5.500%, 12/1/38	2,270,879	2,408,728
6.000%, 12/1/38	863,675	925,920
6.000%, 2/1/39	5,118,868	5,495,128
5.000%, 3/1/39	5,488,344	5,814,858
6.000%, 3/1/39	2,165,227	2,323,963
4.500%, 4/1/39	4,560,312	4,744,149
4.000%, 5/1/39	927,694	952,988
4.000%, 6/1/39	2,866,037	2,944,181
4.500%, 6/1/39	1,906,294	1,983,142
4.000%, 7/1/39	1,922,524	1,974,942
4.500%, 7/1/39	5,578,310	5,803,186
5.000%, 7/1/39	4,674,589	4,910,327
4.500%, 8/1/39	2,900,673	3,058,397
5.000%, 9/1/39	1,929,518	2,037,074
6.000%, 10/1/39	303,273	325,130
4.000%, 11/1/39	204,283	209,853
4.500%, 1/1/40	2,466,673	2,581,528
4.500%, 2/1/40	3,410,711	3,565,259
5.500%, 3/1/40	888,269	942,467
4.000%, 4/1/40	1,280,486	1,315,399
4.500%, 8/1/40	1,998,715	2,079,288
4.500%, 9/1/40	5,746,970	6,003,645
4.000%, 10/15/25 TBA	4,750,000	4,957,071
6.000%, 9/15/40 TBA	5,000,000	5,371,679
4.000%, 10/15/40 TBA	3,000,000	3,078,164
5.000%, 10/15/40 TBA	3,000,000	3,151,875
5.500%, 10/15/40 TBA	6,000,000	6,363,047
6.000%, 10/15/40 TBA	2,000,000	2,144,844
Federal National Mortgage Association
1.000%, 11/23/11	390,000	392,882
5.000%, 2/16/12	730,000	775,333
1.750%, 8/10/12	1,200,000	1,227,043
1.875%, 10/29/12	250,000	250,235
1.750%, 12/28/12	100,000	100,759
3.625%, 2/12/13	1,000,000	1,069,276

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
1.500%, 7/19/13	$300,000	$300,612
4.625%, 10/15/13	3,460,000	3,848,340
2.750%, 3/13/14	4,000,000	4,236,384
3.000%, 9/16/14	1,000,000	1,069,129
3.000%, 10/29/14	800,000	801,597
2.625%, 11/20/14	400,000	421,718
5.000%, 4/15/15	15,810,000	18,315,806
4.375%, 10/15/15	500,000	567,084
5.000%, 2/13/17	2,810,000	3,298,738
5.000%, 5/11/17	1,390,000	1,636,936
5.375%, 6/12/17	2,000,000	2,403,302
5.000%, 11/1/22	47,084	49,933
4.500%, 3/1/23	6,278,326	6,663,609
5.000%, 6/1/23	2,981,163	3,161,547
5.500%, 7/1/23	31,917	34,346
6.000%, 7/1/23	3,635,041	3,927,264
5.500%, 8/1/23	35,291	37,976
5.000%, 9/1/23	30,952	32,825
5.000%, 10/1/23	47,851	50,747
5.000%, 11/1/23	47,235	50,093
5.500%, 11/1/23	605,845	651,946
5.000%, 3/1/24	864,506	916,815
5.000%, 4/1/24	3,062,358	3,247,654
4.500%, 5/1/24	1,228,156	1,293,929
4.000%, 7/1/24	2,805,666	2,933,345
4.500%, 1/1/25	4,639,606	4,879,380
4.000%, 3/1/25	6,732,353	7,047,745
6.250%, 5/15/29	850,000	1,111,160
7.125%, 1/15/30	550,000	786,691
6.625%, 11/15/30	500,000	687,875
6.000%, 11/1/32	2,714,558	2,978,803
5.000%, 6/1/33	12,883,287	13,664,840
6.000%, 10/1/33	3,995,112	4,384,011
5.500%, 7/1/34	916,883	982,928
5.500%, 11/1/34	10,785,407	11,562,294
5.000%, 7/1/35	1,611,704	1,707,462
5.500%, 10/1/35	1,125,534	1,204,498
5.500%, 11/1/35	10,482,550	11,208,139
5.000%, 5/1/36	10,628,329	11,236,553
6.000%, 9/1/36	8,246,186	8,921,027
6.500%, 9/1/36	4,620,033	5,067,960
5.500%, 12/1/36	12,761,815	13,597,316
6.500%, 12/1/36	4,472,078	4,911,250
5.683%, 7/1/37(l)	4,371,180	4,628,076
6.000%, 7/1/37	3,772,196	4,072,203
5.549%, 8/1/37(l)	5,576,424	5,956,316
6.000%, 8/1/37	3,745,652	4,044,719
6.000%, 10/1/37	3,256,857	3,504,684
6.500%, 11/1/37	1,783,751	1,945,543
5.500%, 2/1/38	1,668,543	1,784,037
5.500%, 7/1/38	6,086,923	6,468,307
4.500%, 1/1/39	21,964	22,888
5.069%, 2/1/39(l)	6,690,855	7,146,666
4.500%, 3/1/39	3,378,313	3,520,440
4.500%, 4/1/39	6,910,332	7,209,326
4.500%, 5/1/39	2,790,773	2,932,601
4.000%, 6/1/39	2,388,952	2,459,034
4.500%, 6/1/39	2,994,443	3,120,421
5.000%, 6/1/39	2,000,101	2,105,184
4.000%, 7/1/39	163,924	168,733
4.500%, 7/1/39	6,697,925	6,983,895
4.000%, 8/1/39	3,123,874	3,215,515
5.000%, 8/1/39	1,897,121	1,996,794
4.000%, 9/1/39	4,453,352	4,583,995
4.500%, 9/1/39	4,754,436	4,984,172
4.500%, 12/1/39	17,260,236	17,986,379
5.000%, 12/1/39	4,759,363	5,009,416
4.500%, 1/1/40	1,929,171	2,032,638
5.000%, 1/1/40	4,998,740	5,342,599
4.500%, 2/1/40	8,754,482	9,205,034
4.500%, 3/1/40	5,914,404	6,231,610
4.500%, 6/1/40	990,869	1,032,555
5.000%, 7/1/40	1,994,163	2,098,934
4.000%, 10/25/25 TBA	1,000,000	1,043,906
4.500%, 10/25/25 TBA	2,000,000	2,103,750
5.500%, 10/25/25 TBA	1,000,000	1,076,328
3.500%, 10/25/40 TBA	3,000,000	3,022,266
4.000%, 10/25/40 TBA	101,000,000	103,840,625
4.500%, 10/25/40 TBA	2,500,000	2,603,906
5.000%, 10/25/40 TBA	5,000,000	5,264,062
6.000%, 10/25/40 TBA	4,000,000	4,295,938
Government National Mortgage Association
6.500%, 5/15/31	5,746	6,419
6.500%, 9/15/36	7,370	8,152
6.500%, 10/15/37	1,514,891	1,670,937
5.500%, 8/15/38	2,947,743	3,204,749
6.500%, 8/15/38	130,303	143,713
6.000%, 9/15/38	2,474,489	2,686,754
6.500%, 9/15/38	256,351	282,196
6.000%, 10/15/38	3,556,536	3,861,619
6.500%, 10/15/38	522,870	577,953
6.000%, 11/15/38	279,114	303,057
5.500%, 12/15/38	2,359,121	2,537,529
6.000%, 12/15/38	522,491	567,734
5.500%, 1/15/39	1,820,164	1,957,813
6.000%, 1/15/39	766,319	832,104
6.000%, 2/15/39	42,332	45,963
4.500%, 4/15/39	1,174,651	1,237,835
4.000%, 6/15/39	122,927	127,354
4.500%, 6/15/39	5,792,655	6,104,236
5.000%, 6/15/39	3,562,570	3,796,235
4.000%, 7/15/39	859,839	890,807
4.500%, 7/15/39	2,000,598	2,108,208
5.500%, 7/15/39	266,250	286,385
5.000%, 8/15/39	4,748,596	5,086,748
4.500%, 9/15/39	1,898,140	2,000,239
5.000%, 9/15/39	4,824,510	5,139,620
5.500%, 10/15/39	7,307,101	7,861,984
4.500%, 12/15/39	1,463,972	1,549,123
6.000%, 12/15/39	1,717,620	1,866,301
4.500%, 1/15/40	3,841,754	4,048,399
5.000%, 1/15/40	4,845,423	5,190,470
4.500%, 2/15/40	8,436,163	8,918,234
5.000%, 2/15/40	5,849,002	6,259,775
5.000%, 4/15/40	1,476,839	1,575,083
4.000%, 5/15/40	32,358	33,524
4.500%, 5/15/40	2,433,478	2,581,981
4.000%, 6/15/40	714,409	740,140
4.500%, 6/15/40	1,991,998	2,110,973
4.500%, 8/15/40	1,997,228	2,107,778
4.000%, 10/15/40 TBA	1,000,000	1,034,062
5.000%, 10/15/40 TBA	5,000,000	5,324,219
5.500%, 10/15/40 TBA	7,000,000	7,525,547

		734,146,734

U.S. Treasuries (26.5%)
U.S. Treasury Bonds
11.250%, 2/15/15	3,930,000	5,639,243
9.250%, 2/15/16	840,000	1,182,628
7.250%, 5/15/16	2,780,000	3,645,492
8.750%, 5/15/17	1,680,000	2,412,243

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
9.125%, 5/15/18	$840,000	$1,266,825
8.875%, 2/15/19	1,200,000	1,813,781
8.125%, 8/15/19	1,980,000	2,896,213
3.625%, 2/15/20	9,000,000	9,871,173
8.750%, 8/15/20	2,880,000	4,450,499
7.875%, 2/15/21	840,000	1,244,644
8.125%, 8/15/21	840,000	1,272,994
8.000%, 11/15/21	2,000,000	3,016,562
7.125%, 2/15/23	1,340,000	1,932,532
6.250%, 8/15/23	1,000,000	1,354,375
7.500%, 11/15/24	800,000	1,212,750
6.000%, 2/15/26	1,000,000	1,350,312
6.750%, 8/15/26	2,240,000	3,258,149
6.625%, 2/15/27	1,550,000	2,236,844
6.125%, 11/15/27	2,100,000	2,899,640
5.500%, 8/15/28	1,500,000	1,945,547
5.250%, 11/15/28	1,000,000	1,263,438
5.250%, 2/15/29	2,450,000	3,096,188
6.125%, 8/15/29	2,050,000	2,852,382
6.250%, 5/15/30	1,840,000	2,603,887
5.375%, 2/15/31	3,300,000	4,248,750
4.500%, 2/15/36	2,630,000	3,024,090
4.750%, 2/15/37	1,120,000	1,338,925
5.000%, 5/15/37	500,000	620,859
4.375%, 2/15/38	1,940,000	2,186,138
4.500%, 5/15/38	1,130,000	1,299,676
3.500%, 2/15/39	3,050,000	2,950,875
4.250%, 5/15/39	2,700,000	2,968,313
4.500%, 8/15/39	5,850,000	6,698,250
4.375%, 11/15/39	4,600,000	5,160,625
4.625%, 2/15/40	5,100,000	5,959,034
4.375%, 5/15/40	4,000,000	4,492,520
3.875%, 8/15/40	4,500,000	4,651,875
U.S. Treasury Notes
1.000%, 10/31/11	6,000,000	6,044,766
1.750%, 11/15/11	3,000,000	3,048,048
0.750%, 11/30/11	4,000,000	4,020,156
4.500%, 11/30/11	1,390,000	1,457,437
1.125%, 12/15/11	3,000,000	3,028,944
1.000%, 12/31/11	3,500,000	3,529,533
4.625%, 12/31/11	2,800,000	2,950,718
1.125%, 1/15/12	4,000,000	4,041,248
0.875%, 1/31/12	4,000,000	4,028,752
1.375%, 2/15/12	5,000,000	5,071,680
4.875%, 2/15/12	2,800,000	2,974,345
0.875%, 2/29/12	4,000,000	4,030,480
1.375%, 3/15/12	3,000,000	3,046,173
1.000%, 3/31/12	4,500,000	4,544,460
4.500%, 3/31/12	2,820,000	2,996,360
1.375%, 4/15/12	4,000,000	4,063,908
1.000%, 4/30/12	8,000,000	8,080,640
1.375%, 5/15/12	3,000,000	3,048,633
0.750%, 5/31/12	8,500,000	8,550,830
1.875%, 6/15/12	2,000,000	2,051,328
0.625%, 6/30/12	2,000,000	2,008,120
1.500%, 7/15/12	2,500,000	2,550,585
0.625%, 7/31/12	4,000,000	4,016,720
4.625%, 7/31/12	550,000	592,862
1.750%, 8/15/12	3,000,000	3,075,351
4.375%, 8/15/12	2,000,000	2,149,766
0.375%, 8/31/12	5,000,000	4,996,290
1.375%, 9/15/12	4,000,000	4,073,592
0.375%, 9/30/12	2,000,000	1,997,812
1.375%, 10/15/12	3,000,000	3,056,250
1.375%, 11/15/12	5,000,000	5,096,485
4.000%, 11/15/12	2,800,000	3,013,500
1.125%, 12/15/12	6,200,000	6,287,184
3.625%, 12/31/12	1,500,000	1,606,288
1.375%, 1/15/13	3,500,000	3,569,181
2.875%, 1/31/13	1,500,000	1,584,843
1.375%, 2/15/13	3,500,000	3,570,273
3.875%, 2/15/13	2,500,000	2,702,345
2.750%, 2/28/13	3,480,000	3,669,496
1.375%, 3/15/13	3,000,000	3,061,650
1.750%, 4/15/13	4,000,000	4,120,920
1.375%, 5/15/13	3,000,000	3,062,820
3.500%, 5/31/13	1,680,000	1,812,824
3.375%, 6/30/13	2,000,000	2,153,750
1.000%, 7/15/13	3,000,000	3,032,820
3.375%, 7/31/13	2,520,000	2,719,236
3.125%, 8/31/13	3,000,000	3,217,500
3.125%, 9/30/13	3,650,000	3,918,049
2.750%, 10/31/13	2,520,000	2,679,864
2.000%, 11/30/13	5,050,000	5,256,737
1.500%, 12/31/13	2,940,000	3,013,271
1.750%, 1/31/14	8,090,000	8,354,187
4.000%, 2/15/14	2,000,000	2,216,718
1.875%, 2/28/14	3,500,000	3,628,243
1.750%, 3/31/14	3,000,000	3,097,500
1.875%, 4/30/14	3,000,000	3,110,859
4.750%, 5/15/14	19,000,000	21,683,750
2.250%, 5/31/14	2,000,000	2,101,562
2.625%, 6/30/14	2,000,000	2,129,218
2.625%, 7/31/14	2,700,000	2,874,234
4.250%, 8/15/14	2,230,000	2,514,499
2.375%, 8/31/14	4,500,000	4,747,851
2.375%, 9/30/14	4,000,000	4,221,876
2.375%, 10/31/14	4,700,000	4,960,704
4.250%, 11/15/14	2,700,000	3,060,914
2.125%, 11/30/14	3,500,000	3,658,046
2.625%, 12/31/14	3,500,000	3,728,319
2.250%, 1/31/15	5,500,000	5,771,563
4.000%, 2/15/15	2,410,000	2,709,932
2.375%, 2/28/15	6,300,000	6,645,492
2.500%, 3/31/15	3,500,000	3,711,365
2.500%, 4/30/15	4,000,000	4,240,624
4.125%, 5/15/15	2,000,000	2,266,718
2.125%, 5/31/15	2,500,000	2,606,450
1.750%, 7/31/15	4,000,000	4,096,240
4.250%, 8/15/15	2,790,000	3,188,666
1.250%, 8/31/15	3,000,000	2,999,064
1.250%, 9/30/15	2,000,000	1,996,876
4.500%, 11/15/15	1,000,000	1,160,469
4.500%, 2/15/16	2,000,000	2,320,624
2.625%, 2/29/16	1,000,000	1,062,734
2.375%, 3/31/16	3,000,000	3,145,548
2.625%, 4/30/16	1,500,000	1,591,055
5.125%, 5/15/16	1,500,000	1,796,250
3.250%, 5/31/16	3,000,000	3,284,064
3.250%, 6/30/16	3,000,000	3,284,766
3.250%, 7/31/16	1,000,000	1,094,453
4.875%, 8/15/16	1,380,000	1,638,210
3.000%, 8/31/16	3,000,000	3,236,250
3.000%, 9/30/16	1,000,000	1,078,438
3.125%, 10/31/16	3,400,000	3,690,329
2.750%, 11/30/16	6,500,000	6,906,250
3.250%, 12/31/16	4,500,000	4,910,976
3.125%, 1/31/17	4,000,000	4,334,376
4.625%, 2/15/17	1,380,000	1,622,147
3.000%, 2/28/17	2,300,000	2,473,579

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
3.250%, 3/31/17	$2,400,000	$2,617,500
3.125%, 4/30/17	3,000,000	3,246,327
2.750%, 5/31/17	3,000,000	3,173,673
2.500%, 6/30/17	3,000,000	3,125,625
2.375%, 7/31/17	3,000,000	3,097,500
4.750%, 8/15/17	2,370,000	2,813,820
1.875%, 8/31/17	3,000,000	2,997,423
1.875%, 9/30/17	3,000,000	2,992,500
4.250%, 11/15/17	2,790,000	3,228,334
3.500%, 2/15/18	3,180,000	3,511,913
3.875%, 5/15/18	2,200,000	2,483,936
4.000%, 8/15/18	2,670,000	3,036,292
3.750%, 11/15/18	5,110,000	5,708,831
2.750%, 2/15/19	5,800,000	6,017,048
3.125%, 5/15/19	6,000,000	6,375,468
3.625%, 8/15/19	48,200,000	53,004,962
3.375%, 11/15/19(a)	30,650,000	33,018,203
3.500%, 5/15/20	5,500,000	5,970,085
2.625%, 8/15/20	12,000,000	12,112,500

		612,077,022

Total Government Securities		1,481,055,591

Total Long-Term Debt Securities (103.7%) (Cost $2,301,235,336)		2,392,654,321

	Number of Shares	Value (Note 1)
COMMON STOCK:
Consumer Discretionary (0.0%)
Media (0.0%)
Gallery Media Holding Ltd. (ADR)*† (Cost $—)	747	—

	Number of Warrants	Value (Note 1)
WARRANT:
Industrials (0.0%)
Construction & Engineering (0.0%)
Alion Science and Technology Corp., expiring 3/15/17*† (Cost $—)	1,900	—

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (5.2%)
JPMorgan Chase Nassau
0.000%, 10/1/10
(Amortized Cost $118,781,597)	$118,781,597	118,781,597

Total Investments Before Options Written (108.9%) (Cost/Amortized Cost $2,420,016,933)		2,511,435,918

	Number of Contracts	Value (Note 1)
OPTION WRITTEN:
Call Option Written (0.0%)
90 Day EURODollar Future December 2010 @ $99.50*	(11)	(4,744)

		(4,744)

Put Option Written (0.0%)
90 Day EURODollar Future December 2010 @ $99.50*	(11)	(893)

		(893)

Total Options Written (0.0%) (Premiums Received $6,013)		(5,637)

Total Investments after Options Written (108.9%) (Cost/Amortized Cost $2,420,010,920)		2,511,430,281
Other Assets Less Liabilities (-8.9%)		(205,344,839)

Net Assets (100%)		$2,306,085,442

*	Non-income producing.

†	Securities (totaling $6,518,377 or 0.3% of net assets) at fair value by management.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2010, the market value of these securities amounted to $248,990,719 or 10.8% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(a)	Fully or partially pledged as collateral on outstanding written call options.

(b)	Illiquid Security.

(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2010. Maturity date disclosed is the ultimate maturity date.

(h)	Security in default.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2010.

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933.

Glossary:

ABS	—	Asset-Backed Security
ADR	—	American Depositary Receipt
AUD	—	Australian Dollar
CMO	—	Collateralized Mortgage Obligation
DKK	—	Denmark Krone
EUR	—	European Currency Unit
PIK	—	Payment-in Kind Security
TBA	—	Security is subject to delayed delivery.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

At September 30, 2010, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Buy Contracts
Chinese Renminbi vs. U.S. Dollar, expiring 11/17/10	HSBC Bank plc	6,877	$1,028,269	$1,033,000	$(4,731)
Chinese Renminbi vs. U.S. Dollar, expiring 4/7/11	HSBC Bank plc	18,522	2,780,154	2,800,000	(19,846)
Chinese Renminbi vs. U.S. Dollar, expiring 9/14/11	Barclays Bank plc	30,445	4,595,311	4,600,000	(4,689)
European Union Euro vs. U.S. Dollar, expiring 11/23/10	JPMorgan Chase Bank	3,783	5,155,284	4,806,752	348,532
European Union Euro vs. U.S. Dollar, expiring 4/18/11	JPMorgan Chase Bank	988	1,344,588	1,329,354	15,234
European Union Euro vs. U.S. Dollar, expiring 4/18/11	JPMorgan Chase Bank	1,477	2,010,077	1,880,812	129,265
Korean Won vs. U.S. Dollar, expiring 11/12/10	Bank of America	226,687	198,478	191,986	6,492
Korean Won vs. U.S. Dollar, expiring 11/12/10	Barclays Bank plc	117,820	103,158	100,000	3,158
Korean Won vs. U.S. Dollar, expiring 11/12/10	Barclays Bank plc	117,640	103,001	100,000	3,001
Korean Won vs. U.S. Dollar, expiring 11/12/10	Citibank N.A.	140,310	122,849	120,000	2,849
Korean Won vs. U.S. Dollar, expiring 11/12/10	Citibank N.A.	138,564	121,321	120,000	1,321
Korean Won vs. U.S. Dollar, expiring 11/12/10	Citibank N.A.	69,540	60,886	60,000	886
Korean Won vs. U.S. Dollar, expiring 11/12/10	Citibank N.A.	70,068	61,348	60,000	1,348
Korean Won vs. U.S. Dollar, expiring 11/12/10	Citibank N.A.	140,112	122,676	120,000	2,676
Korean Won vs. U.S. Dollar, expiring 11/12/10	Citibank N.A.	139,428	122,077	120,000	2,077
Korean Won vs. U.S. Dollar, expiring 11/12/10	Goldman Sachs & Co.	70,380	61,622	60,000	1,622
Korean Won vs. U.S. Dollar, expiring 11/12/10	JPMorgan Chase Bank	152,081	133,155	130,000	3,155
Korean Won vs. U.S. Dollar, expiring 11/12/10	JPMorgan Chase Bank	113,350	99,244	100,000	(756)
Korean Won vs. U.S. Dollar, expiring 11/12/10	JPMorgan Chase Bank	263,523	230,729	230,000	729
Korean Won vs. U.S. Dollar, expiring 11/12/10	Morgan Stanley	276,264	241,885	240,000	1,885
Mexican Peso vs. U.S. Dollar, expiring 2/22/11	JPMorgan Chase Bank	22,929	1,794,951	1,785,954	8,997
Singapore Dollar vs. U.S. Dollar, expiring 11/12/10	Citibank N.A.	717	545,466	536,555	8,911
Singapore Dollar vs. U.S. Dollar, expiring 3/9/11	Bank of America	800	608,307	593,560	14,747
Singapore Dollar vs. U.S. Dollar, expiring 3/9/11	Bank of America	610	463,834	452,993	10,841
Singapore Dollar vs. U.S. Dollar, expiring 3/9/11	Bank of America	860	653,929	642,400	11,529
Singapore Dollar vs. U.S. Dollar, expiring 3/9/11	JPMorgan Chase Bank	410	311,757	304,222	7,535

					$556,768

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Sell Contracts
Australian Dollar vs. U.S. Dollar, expiring 10/29/10	JPMorgan Chase Bank	1,918	$1,694,446	$1,848,089	$(153,643)
British Pound vs. U.S. Dollar, expiring 12/20/10	Goldman Sachs & Co.	448	697,452	703,373	(5,921)
Danish Krone vs. U.S. Dollar, expiring 1/4/11	Citibank N.A.	11,345	2,026,291	2,074,496	(48,205)
European Union Euro vs. U.S. Dollar, expiring 10/26/10	Barclays Bank plc	5,230	6,704,860	7,128,647	(423,787)
European Union Euro vs. U.S. Dollar, expiring 11/16/10	JPMorgan Chase Bank	1,961	2,668,965	2,671,945	(2,980)
European Union Euro vs. U.S. Dollar, expiring 4/18/11	JPMorgan Chase Bank	760	978,880	1,034,298	(55,418)
European Union Euro vs. U.S. Dollar, expiring 4/18/11	JPMorgan Chase Bank	2,510	3,302,908	3,415,906	(112,998)
European Union Euro vs. U.S. Dollar, expiring 4/18/11	JPMorgan Chase Bank	2,005	2,730,208	2,728,642	1,566
Singapore Dollar vs. U.S. Dollar, expiring 11/12/10	Citibank N.A.	717	537,593	545,466	(7,873)
Singapore Dollar vs. U.S. Dollar, expiring 3/9/11	Barclays Bank plc	2,680	2,008,093	2,037,827	(29,734)

					$(838,993)

					$(282,225)

Options Written:

Options written through the nine months ended September 30, 2010 were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding—January 1, 2010	—	$—
Options Written	738	292,988
Options Terminated in Closing Purchase Transactions	(219)	(132,905)
Options Expired	(497)	(154,070)
Options Exercised	—	—

Options Outstanding—September 30, 2010	22	$6,013

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed and Mortgage-Backed Securities
Asset-Backed Securities	$—	$12,585,022	$950,992	$13,536,014
Non-Agency CMO	—	64,506,585	3,104,241	67,610,826
Common Stocks

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Consumer Discretionary	$—	$—	$—	$—
Convertible Bonds
Financials	—	2,392,560	—	2,392,560
Industrials	—	2,645,093	—	2,645,093
Corporate Bonds
Consumer Discretionary	—	83,287,030	1,224,469	84,511,499
Consumer Staples	—	47,653,705	—	47,653,705
Energy	—	64,258,267	—	64,258,267
Financials	—	333,045,889	—	333,045,889
Health Care	—	50,019,541	1,277,341	51,296,882
Industrials	—	54,849,315	1,100,000	55,949,315
Information Technology	—	23,894,390	—	23,894,390
Materials	—	64,825,270	—	64,825,270
Telecommunication Services	—	53,145,260	—	53,145,260
Utilities	—	46,833,760	—	46,833,760
Forward Currency Contracts	—	588,356	—	588,356
Government Securities
Agency ABS	—	45,262,486	—	45,262,486
Agency CMO	—	1,351,560	—	1,351,560
Foreign Governments	—	30,173,194	—	30,173,194
Municipal Bonds	—	32,528,478	—	32,528,478
Supranational	—	25,516,117	—	25,516,117
U.S. Government Agencies	—	734,146,734	—	734,146,734
U.S. Treasuries	—	612,077,022	—	612,077,022
Short-Term Investments	—	118,781,597	—	118,781,597
Warrants
Industrials	—	—	—	—

Total Assets	$—	$2,504,367,231	$7,657,043	$2,512,024,274

Liabilities:
Forward Currency Contracts	$—	$(870,581)	$—	$(870,581)
Options Written
Call Options Written	(4,744)	—	—	(4,744)
Put Options Written	(893)	—	—	(893)

Total Liabilities	$(5,637)	$(870,581)	$—	$(876,218)

Total	$(5,637)	$2,503,496,650	$7,657,043	$2,511,148,056

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities- Asset-Backed Securities	Investments in Securities- Consumer Discretionary
Balance as of 12/31/09	$857,606	$—
Total gains or losses (realized/unrealized) included in earnings	372,713	—
Purchases, sales, issuances, and settlements (net)	2,824,914	—
Transfers into Level 3	—	1,224,469
Transfers out of Level 3	—	—

Balance as of 9/30/10	$4,055,233	$1,224,469

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 9/30/10.	$372,713	$1,224,469

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Investments in Securities- Financials	Investments in Securities-Health Care
Balance as of 12/31/09	$2,017,005	$2,540,465
Total gains or losses (realized/unrealized) included in earnings	—	354,724
Purchases, sales, issuances, and settlements (net)	—	(1,617,848)
Transfers into Level 3	—	—
Transfers out of Level 3	(2,017,005)	—

Balance as of 9/30/10	$—	$1,277,341

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 9/30/10.	$—	$31,155

Investments in Securities- Industrials
Balance as of 12/31/09	$—
Total gains or losses (realized/unrealized) included in earnings	—
Purchases, sales, issuances, and settlements (net)	1,100,000
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 9/30/10	$1,100,000

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 9/30/10.	$—

Investment security transactions for the nine months ended September 30, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$1,669,995,751
Long-term U.S. Treasury securities	3,406,760,034

$5,076,755,785

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$1,237,854,852
Long-term U.S. Treasury securities	3,191,574,384

$4,429,429,236

As of September 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$104,465,518
Aggregate gross unrealized depreciation	(15,317,462)

Net unrealized appreciation	$89,148,056

Federal income tax cost of investments	$2,422,287,862

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (15.2%)
Auto Components (1.2%)
American Axle & Manufacturing Holdings, Inc.*	352,391	$3,178,567
Amerigon, Inc.*	7,800	80,340
Cooper Tire & Rubber Co.	22,126	434,333
Dana Holding Corp.*	46,988	578,892
Dorman Products, Inc.*	4,042	124,574
Drew Industries, Inc.*	2,532	52,818
Exide Technologies, Inc.*	6,616	31,691
Fuel Systems Solutions, Inc.*	4,874	190,622
Gentex Corp.	121,268	2,365,939
Hawk Corp., Class A*	1,826	79,011
Shiloh Industries, Inc.*	848	8,209
Standard Motor Products, Inc.	1,557	16,395
Stoneridge, Inc.*	5,484	57,637
Superior Industries International, Inc.	2,140	36,979
Tenneco, Inc.*	21,653	627,287

		7,863,294

Automobiles (0.0%)
Winnebago Industries, Inc.*	10,436	108,743

Distributors (0.0%)
Core-Mark Holding Co., Inc.*	624	19,319

Diversified Consumer Services (1.8%)
American Public Education, Inc.*	6,708	220,425
Bridgepoint Education, Inc.*	114,391	1,768,485
Cambium Learning Group, Inc.*	5,295	16,944
Capella Education Co.*	6,118	474,879
Coinstar, Inc.*	38,506	1,655,373
Corinthian Colleges, Inc.*	31,944	224,247
CPI Corp.	1,898	49,120
Grand Canyon Education, Inc.*	61,995	1,359,550
K12, Inc.*	18,281	530,698
Learning Tree International, Inc.	2,269	22,962
Lincoln Educational Services Corp.*	5,999	86,446
Matthews International Corp., Class A	10,998	388,889
Pre-Paid Legal Services, Inc.*	2,733	170,785
Princeton Review, Inc.*	6,100	12,444
Sotheby’s, Inc.	119,267	4,391,411
Steiner Leisure Ltd.*	5,438	207,188
Universal Technical Institute, Inc.	7,656	149,675

		11,729,521

Hotels, Restaurants & Leisure (4.2%)
AFC Enterprises, Inc.*	7,567	93,831
Ambassadors Group, Inc.	7,019	79,596
Ameristar Casinos, Inc.	9,514	166,019
Bally Technologies, Inc.*	114,840	4,013,658
Biglari Holdings, Inc.*	52	17,090
BJ’s Restaurants, Inc.*	173,519	4,886,295
Buffalo Wild Wings, Inc.*	6,616	316,840
California Pizza Kitchen, Inc.*	7,081	120,802
Caribou Coffee Co., Inc.*	2,699	28,070
Carrols Restaurant Group, Inc.*	4,538	24,051
CEC Entertainment, Inc.*	7,997	274,537
Cheesecake Factory, Inc.*	21,953	581,096
Choice Hotels International, Inc.	52,277	1,906,019
Churchill Downs, Inc.	703	25,111
Cracker Barrel Old Country Store, Inc.	7,839	397,908
Denny’s Corp.*	35,801	111,341
DineEquity, Inc.*	6,495	292,145
Domino’s Pizza, Inc.*	4,881	64,527
Einstein Noah Restaurant Group, Inc.*	2,054	21,772
Empire Resorts, Inc.*	9,232	10,248
Gaylord Entertainment Co.*	39,800	1,213,900
Great Wolf Resorts, Inc.*	122,710	233,149
Interval Leisure Group, Inc.*	14,200	191,274
Jack in the Box, Inc.*	18,053	387,056
Jamba, Inc.*	22,557	49,400
Krispy Kreme Doughnuts, Inc.*	21,210	97,142
Life Time Fitness, Inc.*	13,452	530,950
McCormick & Schmick’s Seafood Restaurants, Inc.*	2,280	17,738
Monarch Casino & Resort, Inc.*	845	9,473
Morgans Hotel Group Co.*	2,732	19,998
P.F. Chang’s China Bistro, Inc.	8,439	389,882
Papa John’s International, Inc.*	5,611	148,018
Peet’s Coffee & Tea, Inc.*	4,293	146,949
Pinnacle Entertainment, Inc.*	205,244	2,288,471
Ruth’s Hospitality Group, Inc.*	10,808	43,340
Scientific Games Corp., Class A*	217,562	2,110,351
Shuffle Master, Inc.*	500,916	4,212,704
Sonic Corp.*	22,177	179,190
Texas Roadhouse, Inc.*	20,899	293,840
WMS Industries, Inc.*	13,927	530,201

		26,523,982

Household Durables (0.7%)
American Greetings Corp., Class A	933	17,345
Blyth, Inc.	637	26,270
Cavco Industries, Inc.*	516	18,530
Ethan Allen Interiors, Inc.	3,083	53,829
Harman International Industries, Inc.*	14,500	484,445
iRobot Corp.*	7,663	142,302
Kid Brands, Inc.*	900	7,740
La-Z-Boy, Inc.*	2,096	17,690
National Presto Industries, Inc.	1,605	170,884
Sealy Corp.*	6,666	16,265
Universal Electronics, Inc.*	173,399	3,615,369

		4,570,669

Internet & Catalog Retail (0.5%)
Blue Nile, Inc.*	4,570	203,319
Drugstore.Com, Inc.*	33,540	64,397
HSN, Inc.*	14,063	420,484
NutriSystem, Inc.	9,754	187,667
Orbitz Worldwide, Inc.*	7,156	45,083
Overstock.com, Inc.*	5,300	83,316
PetMed Express, Inc.	8,361	146,318
Shutterfly, Inc.*	64,062	1,664,971
U.S. Auto Parts Network, Inc.*	4,802	39,376
Vitacost.com, Inc.*	5,224	31,396

		2,886,327

Leisure Equipment & Products (0.6%)
Brunswick Corp.	32,164	489,536
Eastman Kodak Co.*	97,539	409,664
Leapfrog Enterprises, Inc.*	10,259	56,219
Marine Products Corp.*	3,670	22,534
Polaris Industries, Inc.	34,856	2,269,125
Pool Corp.	18,041	362,083
RC2 Corp.*	685	14,351
Smith & Wesson Holding Corp.*	20,677	73,610
Sturm Ruger & Co., Inc.	7,007	95,575
Summer Infant, Inc.*	4,218	32,985

		3,825,682

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Media (0.9%)
Arbitron, Inc.	9,661	$270,218
Ballantyne Strong, Inc.*	5,224	45,188
Beasley Broadcasting Group, Inc., Class A*	1,420	7,512
Belo Corp., Class A*	33,181	205,722
Carmike Cinemas, Inc.*	1,995	17,396
CKX, Inc.*	3,305	16,195
Dex One Corp.*	1,071	13,152
Entercom Communications Corp., Class A*	7,200	56,592
Entravision Communications Corp., Class A*	17,965	35,750
Global Sources Ltd.*	7,837	59,169
Harte-Hanks, Inc.	14,131	164,909
Journal Communications, Inc., Class A*	2,123	9,575
Knology, Inc.*	10,236	137,470
Lee Enterprises, Inc.*	16,382	43,904
Lions Gate Entertainment Corp.*	17,700	130,095
Live Nation Entertainment, Inc.*	111,748	1,104,070
LodgeNet Interactive Corp.*	68,440	191,632
Martha Stewart Living Omnimedia, Inc., Class A*	9,681	45,888
McClatchy Co., Class A*	21,669	85,159
Media General, Inc., Class A*	1,760	15,770
National CineMedia, Inc.	112,686	2,017,079
Playboy Enterprises, Inc., Class B*	5,557	28,563
ReachLocal, Inc.*	27,400	377,572
Rentrak Corp.*	3,465	87,561
Sinclair Broadcast Group, Inc., Class A*	1,316	9,238
SuperMedia, Inc.*	4,627	48,907
Valassis Communications, Inc.*	18,078	612,663
Value Line, Inc.	550	7,629
Warner Music Group Corp.*	4,810	21,645
Westwood One, Inc.*	1,926	16,352
World Wrestling Entertainment, Inc., Class A	8,028	111,669

		5,994,244

Multiline Retail (0.1%)
99 Cents Only Stores*	14,242	268,889
Bon-Ton Stores, Inc.*	1,501	15,265
Retail Ventures, Inc.*	8,347	89,814

		373,968

Specialty Retail (3.8%)
America’s Car-Mart, Inc.*	1,824	45,928
AnnTaylor Stores Corp.*	21,368	432,488
Asbury Automotive Group, Inc.*	10,438	146,863
bebe stores, Inc.	2,270	16,367
Big 5 Sporting Goods Corp.	7,397	99,268
Brown Shoe Co., Inc.	10,748	123,280
Buckle, Inc.	9,009	239,099
Casual Male Retail Group, Inc.*	13,458	54,909
Cato Corp., Class A	9,755	261,044
Chico’s FAS, Inc.	319,541	3,361,571
Children’s Place Retail Stores, Inc.*	9,000	438,930
Christopher & Banks Corp.	7,395	58,494
Citi Trends, Inc.*	5,402	130,782
Coldwater Creek, Inc.*	21,814	114,960
Collective Brands, Inc.*	16,087	259,644
Destination Maternity Corp.*	1,700	55,964
Dress Barn, Inc.*	19,847	471,366
DSW, Inc., Class A*	5,171	148,408
Express, Inc.*	5,815	88,446
Finish Line, Inc., Class A	5,487	76,324
Genesco, Inc.*	221,084	6,605,990
Group 1 Automotive, Inc.*	1,955	58,415
Gymboree Corp.*	9,875	410,208
Haverty Furniture Cos., Inc.	806	8,793
hhgregg, Inc.*	4,752	117,660
Hibbett Sports, Inc.*	10,429	260,204
HOT Topic, Inc.	6,892	41,283
Jo-Ann Stores, Inc.*	9,913	441,624
Jos. A. Bank Clothiers, Inc.*	9,997	425,972
Kirkland’s, Inc.*	6,048	83,825
Lumber Liquidators Holdings, Inc.*	8,072	198,329
Midas, Inc.*	5,002	38,065
Monro Muffler Brake, Inc.	7,225	333,145
OfficeMax, Inc.*	11,081	145,050
Penske Automotive Group, Inc.*	5,997	79,160
Pier 1 Imports, Inc.*	133,381	1,092,390
Rue21, Inc.*	5,341	137,851
Sally Beauty Holdings, Inc.*	30,738	344,266
Select Comfort Corp.*	16,865	114,345
Shoe Carnival, Inc.*	629	12,718
Sonic Automotive, Inc., Class A*	2,238	22,000
Stein Mart, Inc.*	3,965	35,011
Systemax, Inc.	3,277	40,242
Talbots, Inc.*	88,447	1,158,656
Ulta Salon Cosmetics & Fragrance, Inc.*	11,362	331,770
Vitamin Shoppe, Inc.*	185,371	5,088,434
Wet Seal, Inc., Class A*	27,053	91,710
Winmark Corp.	884	29,561
Zumiez, Inc.*	7,200	152,352

		24,523,164

Textiles, Apparel & Luxury Goods (1.4%)
Carter’s, Inc.*	21,537	567,069
Cherokee, Inc.	3,000	54,720
Crocs, Inc.*	31,135	405,066
Culp, Inc.*	3,244	31,791
Deckers Outdoor Corp.*	14,037	701,289
G-III Apparel Group Ltd.*	5,599	175,697
Joe’s Jeans, Inc.*	15,312	32,308
Kenneth Cole Productions, Inc., Class A*	972	16,203
K-Swiss, Inc., Class A*	4,799	61,187
LaCrosse Footwear, Inc.	1,773	24,485
Liz Claiborne, Inc.*	34,266	208,337
Maidenform Brands, Inc.*	8,295	239,311
Oxford Industries, Inc.	5,053	120,160
R.G. Barry Corp.	3,110	32,002
Skechers U.S.A., Inc., Class A*	12,555	294,917
Steven Madden Ltd.*	80,093	3,288,619
Timberland Co., Class A*	10,516	208,322
True Religion Apparel, Inc.*	9,200	196,328
Under Armour, Inc., Class A*	12,749	574,215
Volcom, Inc.*	6,979	133,439
Warnaco Group, Inc.*	16,091	822,733
Weyco Group, Inc.	1,323	32,043
Wolverine World Wide, Inc.	17,643	511,823

		8,732,064

Total Consumer Discretionary		97,150,977

Consumer Staples (1.8%)
Beverages (0.1%)
Boston Beer Co., Inc., Class A*	3,023	202,148
Coca-Cola Bottling Co. Consolidated	1,572	83,206
Heckmann Corp.*	32,558	126,976

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
MGP Ingredients, Inc.	1,002	$7,866
National Beverage Corp.	4,116	57,624

		477,820

Food & Staples Retailing (0.2%)
Arden Group, Inc., Class A	500	41,250
Casey’s General Stores, Inc.	4,904	204,742
Great Atlantic & Pacific Tea Co., Inc.*	3,494	13,836
Pantry, Inc.*	774	18,661
Pricesmart, Inc.	5,409	157,564
Rite Aid Corp.*	14,573	13,742
Ruddick Corp.	7,988	277,024
United Natural Foods, Inc.*	15,407	510,588
Village Super Market, Inc., Class A	1,375	38,418

		1,275,825

Food Products (0.9%)
Alico, Inc.	531	12,341
B&G Foods, Inc.	9,907	108,184
Bridgford Foods Corp.	711	9,122
Calavo Growers, Inc.	4,074	88,324
Cal-Maine Foods, Inc.	4,683	135,713
Darling International, Inc.*	22,232	189,417
Dean Foods Co.*	320,861	3,275,991
Diamond Foods, Inc.	7,935	325,256
J&J Snack Foods Corp.	4,923	206,421
Lancaster Colony Corp.	6,715	318,963
Lance, Inc.	9,487	202,073
Lifeway Foods, Inc.*	1,881	19,788
Limoneira Co.	1,000	20,140
Pilgrim’s Pride Corp.*	8,306	46,680
Sanderson Farms, Inc.	7,364	318,788
Smart Balance, Inc.*	10,722	41,601
Synutra International, Inc.*	6,531	75,433
Tootsie Roll Industries, Inc.	7,297	181,549

		5,575,784

Household Products (0.0%)
Cellu Tissue Holdings, Inc.*	2,297	27,403
Oil-Dri Corp. of America	723	15,552
WD-40 Co.	5,357	203,673

		246,628

Personal Products (0.6%)
Female Health Co.	6,628	34,134
Herbalife Ltd.	45,308	2,734,338
Inter Parfums, Inc.	5,358	94,247
Medifast, Inc.*	4,911	133,236
Nature’s Sunshine Products, Inc.*	2,897	25,899
Nu Skin Enterprises, Inc., Class A	17,558	505,670
Revlon, Inc., Class A*	1,894	23,902
Schiff Nutrition International, Inc.	1,394	11,431
USANA Health Sciences, Inc.*	2,222	89,680

		3,652,537

Tobacco (0.0%)
Star Scientific, Inc.*	32,100	67,410
Vector Group Ltd.	11,029	206,246

		273,656

Total Consumer Staples		11,502,250

Energy (4.2%)
Energy Equipment & Services (2.1%)
CARBO Ceramics, Inc.	6,781	549,261
Dril-Quip, Inc.*	12,321	765,257
ION Geophysical Corp.*	46,090	236,903
Key Energy Services, Inc.*	2,607	24,792
Lufkin Industries, Inc.	160,006	7,024,263
Matrix Service Co.*	1,525	13,344
Newpark Resources, Inc.*	2,197	18,455
OYO Geospace Corp.*	81,968	4,744,308
RPC, Inc.	10,460	221,334
TETRA Technologies, Inc.*	2,918	29,763

		13,627,680

Oil, Gas & Consumable Fuels (2.1%)
American Oil & Gas, Inc.*	18,339	148,546
Apco Oil and Gas International, Inc.	3,300	114,213
BPZ Resources, Inc.*	8,412	32,218
Brigham Exploration Co.*	158,059	2,963,606
Callon Petroleum Co.*	10,401	51,485
CAMAC Energy, Inc.*	17,237	54,986
Carrizo Oil & Gas, Inc.*	54,028	1,293,430
Cheniere Energy, Inc.*	7,486	18,865
Clayton Williams Energy, Inc.*	1,931	97,689
Clean Energy Fuels Corp.*	14,694	208,802
Cloud Peak Energy, Inc.*	2,282	41,646
Contango Oil & Gas Co.*	2,873	144,110
Endeavour International Corp.*	48,500	62,565
Energy XXI Bermuda Ltd.*	18,427	425,848
Evolution Petroleum Corp.*	5,609	33,710
FX Energy, Inc.*	14,900	61,686
Golar LNG Ltd.	987	12,357
Gulfport Energy Corp.*	9,852	136,352
Hallador Energy Co.	1,347	15,666
Houston American Energy Corp.	6,576	65,760
Isramco, Inc.*	432	26,006
James River Coal Co.*	8,134	142,589
Kodiak Oil & Gas Corp.*	50,944	172,700
L&L Energy, Inc.*	6,036	48,409
Magnum Hunter Resources Corp.*	17,731	73,406
McMoRan Exploration Co.*	30,223	520,138
Northern Oil and Gas, Inc.*	16,067	272,175
Oasis Petroleum, Inc.*	176,674	3,422,175
Panhandle Oil and Gas, Inc., Class A	2,676	66,070
PetroQuest Energy, Inc.*	4,657	28,361
RAM Energy Resources, Inc.*	18,719	29,202
Rentech, Inc.*	79,931	78,812
Resolute Energy Corp.*	1,332	14,732
Rex Energy Corp.*	1,971	25,229
Rosetta Resources, Inc.*	11,772	276,524
Scorpio Tankers, Inc.*	4,064	45,882
Stone Energy Corp.*	1,123	16,542
Swift Energy Co.*	31,400	881,712
Syntroleum Corp.*	25,240	47,199
TransAtlantic Petroleum Ltd.*	53,532	158,455
Uranium Energy Corp.*	22,167	72,708
VAALCO Energy, Inc.*	2,365	13,575
Venoco, Inc.*	26,528	520,745
W&T Offshore, Inc.	846	8,968
Warren Resources, Inc.*	4,239	16,829
World Fuel Services Corp.	12,180	316,802

		13,279,485

Total Energy		26,907,165

Financials (3.9%)
Capital Markets (0.8%)
Artio Global Investors, Inc.	9,133	139,735
BGC Partners, Inc., Class A	20,781	124,063
Cohen & Steers, Inc.	5,010	108,717
Diamond Hill Investment Group, Inc.	795	58,035
Duff & Phelps Corp., Class A	117,998	1,589,433
Epoch Holding Corp.	4,445	57,252
Evercore Partners, Inc., Class A	5,347	152,978
Financial Engines, Inc.*	4,864	64,594

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
GAMCO Investors, Inc., Class A	1,400	$53,942
GFI Group, Inc.	13,863	64,324
Gleacher & Co., Inc.*	13,458	21,667
HFF, Inc., Class A*	4,654	43,189
KBW, Inc.	8,667	221,875
Ladenburg Thalmann Financial Services, Inc.*	32,730	33,385
MF Global Holdings Ltd.*	55,450	399,240
optionsXpress Holdings, Inc.*	86,882	1,334,507
Pzena Investment Management, Inc., Class A	2,678	18,398
Rodman & Renshaw Capital Group, Inc.*	5,565	11,965
Stifel Financial Corp.*	11,161	516,643
TradeStation Group, Inc.*	3,669	24,142
Virtus Investment Partners, Inc.*	1,678	50,776
Westwood Holdings Group, Inc.	1,986	67,186

		5,156,046

Commercial Banks (0.4%)
Arrow Financial Corp.	503	12,606
Bank of the Ozarks, Inc.	716	26,556
Bridge Bancorp, Inc.	1,139	28,464
First Commonwealth Financial Corp.	54,115	294,927
First Financial Bankshares, Inc.	3,024	142,098
Investors Bancorp, Inc.*	2,379	28,167
Park Sterling Bank*	56,400	341,220
Signature Bank/New York*	14,541	564,772
Suffolk Bancorp	1,200	30,384
SY Bancorp, Inc.	988	24,522
UMB Financial Corp.	25,095	891,124
Westamerica Bancorp	4,246	231,365

		2,616,205

Consumer Finance (1.2%)
Advance America Cash Advance Centers, Inc.	2,818	11,356
Cardtronics, Inc.*	41,100	634,173
Cash America International, Inc.	140,025	4,900,875
Credit Acceptance Corp.*	1,905	115,367
Dollar Financial Corp.*	72,654	1,516,289
EZCORP, Inc., Class A*	15,659	313,806
First Cash Financial Services, Inc.*	11,124	308,691
Nelnet, Inc., Class A	894	20,455
World Acceptance Corp.*	3,006	132,745

		7,953,757

Diversified Financial Services (0.1%)
Compass Diversified Holdings	1,452	23,464
Encore Capital Group, Inc.*	3,568	64,296
Life Partners Holdings, Inc.	2,608	49,630
MarketAxess Holdings, Inc.	9,935	168,696
Portfolio Recovery Associates, Inc.*	6,207	401,283

		707,369

Insurance (0.3%)
CNO Financial Group, Inc.*	6,482	35,910
Crawford & Co., Class B*	8,733	21,221
eHealth, Inc.*	8,749	113,037
First American Financial Corp.	2,720	40,637
Tower Group, Inc.	60,360	1,409,406

		1,620,211

Real Estate Investment Trusts (REITs) (0.8%)
Acadia Realty Trust (REIT)	2,900	55,100
Alexander’s, Inc. (REIT)	467	147,469
Associated Estates Realty Corp. (REIT)	6,457	90,269
DuPont Fabros Technology, Inc. (REIT)	5,476	137,721
EastGroup Properties, Inc. (REIT)	4,436	165,818
Equity Lifestyle Properties, Inc. (REIT)	6,149	334,998
Equity One, Inc. (REIT)	1,865	31,481
FelCor Lodging Trust, Inc. (REIT)*	17,111	78,711
Getty Realty Corp. (REIT)	3,719	99,781
Home Properties, Inc. (REIT)	4,722	249,794
LTC Properties, Inc. (REIT)	1,739	44,379
Mid-America Apartment Communities, Inc. (REIT)	7,327	427,018
National Health Investors, Inc. (REIT)	3,873	170,644
Omega Healthcare Investors, Inc. (REIT)	6,675	149,854
Potlatch Corp. (REIT)	7,569	257,346
PS Business Parks, Inc. (REIT)	1,292	73,088
Redwood Trust, Inc. (REIT)	131,423	1,900,377
Saul Centers, Inc. (REIT)	1,519	63,722
Strategic Hotels & Resorts, Inc. (REIT)*	12,536	53,153
Tanger Factory Outlet Centers (REIT)	8,410	396,447
Universal Health Realty Income Trust (REIT)	2,413	83,031
Washington Real Estate Investment Trust (REIT)	5,573	176,831

		5,187,032

Real Estate Management & Development (0.0%)
Kennedy-Wilson Holdings, Inc.*	7,194	76,256
Tejon Ranch Co.*	1,644	35,626

		111,882

Thrifts & Mortgage Finance (0.3%)
MGIC Investment Corp.*	166,576	1,537,497
Oritani Financial Corp.	3,900	38,922
TrustCo Bank Corp. NY	2,440	13,566
ViewPoint Financial Group	2,101	19,434

		1,609,419

Total Financials		24,961,921

Health Care (14.5%)
Biotechnology (3.0%)
Acorda Therapeutics, Inc.*	43,657	1,441,554
Affymax, Inc.*	7,200	42,840
Alkermes, Inc.*	9,463	138,633
Allos Therapeutics, Inc.*	28,518	134,605
Alnylam Pharmaceuticals, Inc.*	13,212	162,243
AMAG Pharmaceuticals, Inc.*	7,633	131,364
Anthera Pharmaceuticals, Inc.*	2,273	9,524
Arena Pharmaceuticals, Inc.*	40,718	63,927
ARIAD Pharmaceuticals, Inc.*	40,082	153,113
ArQule, Inc.*	14,977	77,132
Array BioPharma, Inc.*	19,187	61,974
AspenBio Pharma, Inc.*	13,545	6,908
AVEO Pharmaceuticals, Inc.*	3,323	37,018
AVI BioPharma, Inc.*	40,009	73,617
BioCryst Pharmaceuticals, Inc.*	10,439	51,569
BioMarin Pharmaceutical, Inc.*	98,328	2,197,631
BioSante Pharmaceuticals, Inc.*	23,227	39,021
Biospecifics Technologies Corp.*	1,462	39,357
Biotime, Inc.*	7,737	36,751
Celera Corp.*	2,316	15,610
Celldex Therapeutics, Inc.*	10,800	43,200
Cepheid, Inc.*	21,555	403,294
Chelsea Therapeutics International Ltd.*	11,393	58,332

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Clinical Data, Inc.*	3,821	$64,460
Codexis, Inc.*	2,230	21,408
Cubist Pharmaceuticals, Inc.*	21,130	494,231
Curis, Inc.*	27,400	37,538
Cytokinetics, Inc.*	15,300	40,392
Cytori Therapeutics, Inc.*	14,818	72,460
CytRx Corp.*	43,258	32,439
Dyax Corp.*	33,900	80,343
Dynavax Technologies Corp.*	25,921	47,435
Emergent Biosolutions, Inc.*	6,484	111,914
Enzon Pharmaceuticals, Inc.*	11,073	124,571
Exact Sciences Corp.*	12,952	93,772
Exelixis, Inc.*	20,896	81,912
Genomic Health, Inc.*	5,078	67,842
Geron Corp.*	35,580	196,757
Halozyme Therapeutics, Inc.*	83,786	645,990
Idenix Pharmaceuticals, Inc.*	12,821	39,745
Immunogen, Inc.*	24,550	153,928
Immunomedics, Inc.*	23,674	76,230
Incyte Corp.*	31,873	509,649
Infinity Pharmaceuticals, Inc.*	3,911	21,550
Inhibitex, Inc.*	17,856	32,141
Inovio Pharmaceuticals, Inc.*	19,444	24,305
InterMune, Inc.*	16,432	223,804
Ironwood Pharmaceuticals, Inc.*	6,800	69,224
Isis Pharmaceuticals, Inc.*	34,082	286,289
Keryx Biopharmaceuticals, Inc.*	18,423	88,615
Lexicon Pharmaceuticals, Inc.*	23,966	38,346
Ligand Pharmaceuticals, Inc., Class B*	44,344	70,064
MannKind Corp.*	22,200	150,072
Medivation, Inc.*	12,301	159,913
Metabolix, Inc.*	9,714	122,202
Micromet, Inc.*	29,298	196,883
Momenta Pharmaceuticals, Inc.*	14,569	219,263
Nabi Biopharmaceuticals*	16,217	77,842
Nanosphere, Inc.*	6,242	31,397
Neuralstem, Inc.*	15,443	38,916
Neurocrine Biosciences, Inc.*	17,680	107,141
NeurogesX, Inc.*	3,500	24,185
Novavax, Inc.*	31,000	67,890
NPS Pharmaceuticals, Inc.*	21,270	145,487
Nymox Pharmaceutical Corp.*	5,929	21,167
Omeros Corp.*	6,910	50,374
Onyx Pharmaceuticals, Inc.*	67,504	1,780,756
Opko Health, Inc.*	32,237	72,211
Orexigen Therapeutics, Inc.*	11,251	66,718
Osiris Therapeutics, Inc.*	6,026	43,869
PDL BioPharma, Inc.	42,824	225,254
Peregrine Pharmaceuticals, Inc.*	18,624	27,005
Pharmacyclics, Inc.*	13,768	110,970
Pharmasset, Inc.*	10,681	315,089
Progenics Pharmaceuticals, Inc.*	6,800	34,340
Regeneron Pharmaceuticals, Inc.*	56,109	1,537,387
Rigel Pharmaceuticals, Inc.*	18,929	159,193
Sangamo BioSciences, Inc.*	16,400	56,252
Savient Pharmaceuticals, Inc.*	24,470	559,629
Sciclone Pharmaceuticals, Inc.*	12,700	33,528
Seattle Genetics, Inc.*	124,049	1,926,481
SIGA Technologies, Inc.*	11,501	97,298
Spectrum Pharmaceuticals, Inc.*	18,027	75,173
StemCells, Inc.*	43,503	36,107
Synta Pharmaceuticals Corp.*	7,923	31,613
Targacept, Inc.*	8,649	193,219
Theravance, Inc.*	22,619	454,642
Transcept Pharmaceuticals, Inc.*	1,482	10,330
Vanda Pharmaceuticals, Inc.*	83,652	558,795
Vical, Inc.*	20,200	45,046
Zalicus, Inc.*	24,149	31,394
ZIOPHARM Oncology, Inc.*	17,861	66,979
ZymoGenetics, Inc.*	19,078	186,010

		19,414,591

Health Care Equipment & Supplies (4.5%)
Abaxis, Inc.*	8,032	185,539
ABIOMED, Inc.*	11,500	122,015
Accuray, Inc.*	18,543	115,338
AGA Medical Holdings, Inc.*	4,889	68,250
Align Technology, Inc.*	74,994	1,468,383
Alimera Sciences, Inc.*	2,417	23,131
Alphatec Holdings, Inc.*	14,334	30,531
American Medical Systems Holdings, Inc.*	205,430	4,022,319
Analogic Corp.	3,362	150,887
Antares Pharma, Inc.*	26,076	37,810
ArthroCare Corp.*	9,795	266,228
Atrion Corp.	615	96,869
Cerus Corp.*	14,899	57,212
Conceptus, Inc.*	11,294	155,293
Cutera, Inc.*	93,053	753,729
Cyberonics, Inc.*	10,078	268,881
Delcath Systems, Inc.*	13,552	97,845
DexCom, Inc.*	20,857	275,730
DynaVox, Inc., Class A*	444	3,605
Endologix, Inc.*	17,900	81,624
Exactech, Inc.*	2,090	34,109
Greatbatch, Inc.*	31,495	730,369
Haemonetics Corp.*	9,128	534,262
Hansen Medical, Inc.*	15,428	22,062
HeartWare International, Inc.*	3,416	234,884
ICU Medical, Inc.*	1,029	38,371
Immucor, Inc.*	25,339	502,472
Insulet Corp.*	13,600	192,304
Integra LifeSciences Holdings Corp.*	7,620	300,685
Invacare Corp.	638	16,913
IRIS International, Inc.*	5,931	56,938
Kensey Nash Corp.*	2,934	84,763
MAKO Surgical Corp.*	9,369	89,755
Masimo Corp.	19,035	519,846
MELA Sciences, Inc.*	8,389	54,696
Meridian Bioscience, Inc.	14,812	324,087
Merit Medical Systems, Inc.*	9,290	147,618
Natus Medical, Inc.*	10,361	150,960
Neogen Corp.*	8,277	280,177
NuVasive, Inc.*	45,852	1,611,239
NxStage Medical, Inc.*	8,395	160,345
OraSure Technologies, Inc.*	16,100	65,205
Orthofix International N.V.*	6,398	201,025
Orthovita, Inc.*	24,127	54,768
Palomar Medical Technologies, Inc.*	3,889	40,173
Quidel Corp.*	7,835	86,107
Rochester Medical Corp.*	3,476	37,923
Sirona Dental Systems, Inc.*	103,980	3,747,439
Solta Medical, Inc.*	6,398	12,796
SonoSite, Inc.*	43,365	1,453,161
Spectranetics Corp.*	115,841	627,858
STAAR Surgical Co.*	12,772	69,097
Stereotaxis, Inc.*	10,377	42,961
STERIS Corp.	20,551	682,704
SurModics, Inc.*	3,666	43,699
Syneron Medical Ltd.*	3,106	30,812

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Synovis Life Technologies, Inc.*	4,120	$61,594
Thoratec Corp.*	128,511	4,752,337
TomoTherapy, Inc.*	6,336	22,303
Unilife Corp.*	17,546	105,802
Vascular Solutions, Inc.*	6,135	70,430
Volcano Corp.*	59,981	1,558,306
West Pharmaceutical Services, Inc.	12,081	414,499
Wright Medical Group, Inc.*	8,870	127,817
Young Innovations, Inc.	740	21,171
Zoll Medical Corp.*	7,790	251,383

		28,949,444

Health Care Providers & Services (1.9%)
Accretive Health, Inc.*	4,198	45,464
Air Methods Corp.*	4,046	168,233
Alliance HealthCare Services, Inc.*	9,780	44,792
Almost Family, Inc.*	2,973	88,090
Amedisys, Inc.*	10,354	246,425
America Service Group, Inc.	3,286	48,896
AMERIGROUP Corp.*	2,410	102,353
AMN Healthcare Services, Inc.*	5,414	27,828
Bio-Reference Labs, Inc.*	8,697	181,420
BioScrip, Inc.*	10,374	53,530
Brookdale Senior Living, Inc.*	38,000	619,780
CardioNet, Inc.*	2,244	10,121
Catalyst Health Solutions, Inc.*	13,767	484,736
Centene Corp.*	154,953	3,655,341
Chemed Corp.	8,094	461,115
Chindex International, Inc.*	2,120	32,033
Clarient, Inc.*	19,984	67,546
Continucare Corp.*	8,200	34,440
Corvel Corp.*	2,634	111,813
Emeritus Corp.*	7,205	122,917
Ensign Group, Inc.	4,948	88,817
Genoptix, Inc.*	88,824	1,261,301
Gentiva Health Services, Inc.*	3,334	72,848
Hanger Orthopedic Group, Inc.*	4,806	69,879
Health Grades, Inc.*	9,336	76,462
HealthSouth Corp.*	32,325	620,640
HMS Holdings Corp.*	9,677	570,362
IPC The Hospitalist Co., Inc.*	5,907	161,379
Landauer, Inc.	3,459	216,637
LCA-Vision, Inc.*	6,725	37,458
LHC Group, Inc.*	5,666	131,395
Metropolitan Health Networks, Inc.*	14,419	54,792
Molina Healthcare, Inc.*	2,787	75,221
MWI Veterinary Supply, Inc.*	4,492	259,278
National Research Corp.	757	19,743
Owens & Minor, Inc.	18,134	516,094
PDI, Inc.*	2,728	23,843
PharMerica Corp.*	4,274	40,731
Prospect Medical Holdings, Inc.*	1,812	15,402
Providence Service Corp.*	4,695	76,951
PSS World Medical, Inc.*	20,743	443,485
Psychiatric Solutions, Inc.*	15,162	508,685
RehabCare Group, Inc.*	1,612	32,595
Rural/Metro Corp.*	6,791	57,791
Sunrise Senior Living, Inc.*	20,292	69,602
Team Health Holdings, Inc.*	5,500	71,005
U.S. Physical Therapy, Inc.*	3,499	58,503

		12,237,772

Health Care Technology (2.5%)
Allscripts Healthcare Solutions, Inc.*	254,070	4,692,673
athenahealth, Inc.*	12,021	396,933
Computer Programs & Systems, Inc.	3,613	153,805
MedAssets, Inc.*	145,723	3,066,012
Medidata Solutions, Inc.*	6,865	131,808
MedQuist, Inc.*	4,447	38,956
Merge Healthcare, Inc.*	18,636	54,044
Omnicell, Inc.*	11,878	155,364
Quality Systems, Inc.	92,360	6,124,392
Transcend Services, Inc.*	3,100	47,275
Vital Images, Inc.*	73,313	969,931

		15,831,193

Life Sciences Tools & Services (1.3%)
Accelrys, Inc.*	10,225	71,166
Affymetrix, Inc.*	83,716	381,745
Bruker Corp.*	192,469	2,700,340
Caliper Life Sciences, Inc.*	16,291	65,001
Dionex Corp.*	6,407	553,821
Enzo Biochem, Inc.*	11,000	41,800
eResearchTechnology, Inc.*	17,774	132,950
ICON plc (ADR)*	114,901	2,484,160
Luminex Corp.*	59,861	957,776
PAREXEL International Corp.*	21,191	490,148
Pure Bioscience*	13,566	31,337
Sequenom, Inc.*	27,213	190,763

		8,101,007

Pharmaceuticals (1.3%)
Acura Pharmaceuticals, Inc.*	4,413	10,988
Akorn, Inc.*	20,000	80,800
Alexza Pharmaceuticals, Inc.*	14,498	45,959
Aoxing Pharmaceutical Co., Inc.*	8,706	26,640
Ardea Biosciences, Inc.*	4,879	112,217
Auxilium Pharmaceuticals, Inc.*	45,284	1,122,138
AVANIR Pharmaceuticals, Inc., Class A*	26,040	83,068
Biodel, Inc.*	6,376	33,793
BioMimetic Therapeutics, Inc.*	5,352	61,013
BMP Sunstone Corp.*	2,042	15,519
Cadence Pharmaceuticals, Inc.*	9,100	75,985
Corcept Therapeutics, Inc.*	9,206	35,811
Cumberland Pharmaceuticals, Inc.*	4,526	26,296
Depomed, Inc.*	18,700	83,776
Durect Corp.*	32,100	81,534
Eurand N.V.*	6,660	65,534
Hi-Tech Pharmacal Co., Inc.*	3,291	66,610
Impax Laboratories, Inc.*	46,009	910,978
Inspire Pharmaceuticals, Inc.*	21,533	128,121
Jazz Pharmaceuticals, Inc.*	5,124	54,981
MAP Pharmaceuticals, Inc.*	5,032	76,990
Medicines Co.*	10,682	151,684
Nektar Therapeutics*	34,164	504,602
Neostem, Inc.*	10,036	20,373
Obagi Medical Products, Inc.*	6,300	66,150
Optimer Pharmaceuticals, Inc.*	12,138	111,306
Pain Therapeutics, Inc.*	13,131	81,150
Pozen, Inc.*	9,564	67,713
Questcor Pharmaceuticals, Inc.*	20,074	199,134
Salix Pharmaceuticals Ltd.*	57,596	2,287,713
Santarus, Inc.*	18,700	56,287
Somaxon Pharmaceuticals, Inc.*	10,326	40,168
ViroPharma, Inc.*	84,200	1,255,422
Vivus, Inc.*	29,443	196,974
XenoPort, Inc.*	10,010	71,171

		8,308,598

Total Health Care		92,842,605

Industrials (13.5%)
Aerospace & Defense (1.0%)
Aerovironment, Inc.*	6,023	134,012

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
American Science & Engineering, Inc.	3,290	$242,308
Applied Energetics, Inc.*	27,684	31,006
Applied Signal Technology, Inc.	2,400	59,712
Astronics Corp.*	3,144	54,863
Cubic Corp.	2,447	99,837
DigitalGlobe, Inc.*	23,773	722,699
Esterline Technologies Corp.*	10,756	615,566
GeoEye, Inc.*	8,093	327,605
Global Defense Technology & Systems, Inc.*	710	9,727
HEICO Corp.	10,639	485,564
Hexcel Corp.*	28,855	513,330
Orbital Sciences Corp.*	8,487	129,851
Taser International, Inc.*	22,532	87,424
Teledyne Technologies, Inc.*	3,552	141,441
Triumph Group, Inc.	33,964	2,533,375

		6,188,320

Air Freight & Logistics (0.8%)
Atlas Air Worldwide Holdings, Inc.*	67,185	3,379,406
Dynamex, Inc.*	1,895	28,899
Forward Air Corp.	10,643	276,718
Hub Group, Inc., Class A*	13,636	398,989
Pacer International, Inc.*	12,817	77,415
Park-Ohio Holdings Corp.*	2,851	37,918
UTi Worldwide, Inc.	42,300	680,184

		4,879,529

Airlines (0.1%)
Alaska Air Group, Inc.*	767	39,140
Allegiant Travel Co.	5,364	227,005
Hawaiian Holdings, Inc.*	4,771	28,578

		294,723

Building Products (0.2%)
A.O. Smith Corp.	7,948	460,110
AAON, Inc.	4,546	106,922
Builders FirstSource, Inc.*	2,573	5,866
NCI Building Systems, Inc.*	6,591	62,812
PGT, Inc.*	2,168	4,943
Quanex Building Products Corp.	2,924	50,498
Simpson Manufacturing Co., Inc.	13,407	345,633
Trex Co., Inc.*	5,633	107,421

		1,144,205

Commercial Services & Supplies (2.8%)
ABM Industries, Inc.	5,211	112,505
American Reprographics Co.*	1,907	14,970
APAC Customer Services, Inc.*	11,300	63,958
ATC Technology Corp.*	2,720	67,293
Bowne & Co., Inc.	10,953	124,098
Brink’s Co.	14,676	337,548
Casella Waste Systems, Inc., Class A*	10,336	43,411
Cenveo, Inc.*	19,872	99,956
Clean Harbors, Inc.*	18,308	1,240,367
Consolidated Graphics, Inc.*	3,395	140,723
Deluxe Corp.	17,522	335,196
EnerNOC, Inc.*	7,165	225,053
Ennis, Inc.	2,057	36,800
GEO Group, Inc.*	217,786	5,085,303
Healthcare Services Group, Inc.	15,566	354,749
Herman Miller, Inc.	20,727	407,907
Higher One Holdings, Inc.*	2,561	42,231
HNI Corp.	16,499	474,511
Innerworkings, Inc.*	172,654	1,134,337
Interface, Inc., Class A	18,375	261,476
Knoll, Inc.	17,161	266,167
McGrath RentCorp	3,625	86,819
Mine Safety Appliances Co.	7,157	193,955
Rollins, Inc.	14,877	347,824
Schawk, Inc.	3,502	64,647
Standard Parking Corp.*	5,721	97,829
Standard Register Co.	6,989	20,408
Steelcase, Inc., Class A	3,566	29,705
Sykes Enterprises, Inc.*	75,592	1,026,539
Tetra Tech, Inc.*	22,473	471,259
U.S. Ecology, Inc.	6,600	105,600
United Stationers, Inc.*	5,528	295,803
Viad Corp.	1,072	20,732
Waste Connections, Inc.*	110,121	4,367,399

		17,997,078

Construction & Engineering (0.4%)
Furmanite Corp.*	11,915	58,145
Great Lakes Dredge & Dock Corp.	7,523	43,708
Insituform Technologies, Inc., Class A*	12,271	296,713
Michael Baker Corp.*	384	12,657
MYR Group, Inc.*	1,103	18,078
Northwest Pipe Co.*	103,409	1,809,657
Orion Marine Group, Inc.*	9,765	121,184

		2,360,142

Electrical Equipment (2.3%)
A123 Systems, Inc.*	26,463	237,373
Acuity Brands, Inc.	15,795	698,771
Advanced Battery Technologies, Inc.*	14,014	50,310
American Superconductor Corp.*	16,283	506,401
AZZ, Inc.	4,249	182,027
Baldor Electric Co.	35,719	1,443,048
Belden, Inc.	16,991	448,223
Broadwind Energy, Inc.*	8,500	15,895
Capstone Turbine Corp.*	87,769	67,767
Coleman Cable, Inc.*	2,857	17,113
Ener1, Inc.*	22,115	81,383
EnerSys*	5,004	124,950
Franklin Electric Co., Inc.	7,805	258,814
FuelCell Energy, Inc.*	26,100	32,103
Generac Holdings, Inc.*	2,524	34,427
GrafTech International Ltd.*	342,770	5,357,495
II-VI, Inc.*	9,119	340,412
LaBarge, Inc.*	3,833	47,874
Polypore International, Inc.*	7,895	238,113
PowerSecure International, Inc.*	6,664	61,709
Regal-Beloit Corp.	64,836	3,805,225
SatCon Technology Corp.*	26,000	97,760
UQM Technologies, Inc.*	13,186	33,756
Vicor Corp.	7,072	103,322
Woodward Governor Co.	22,097	716,385

		15,000,656

Industrial Conglomerates (0.0%)
Otter Tail Corp.	1,086	22,144
Raven Industries, Inc.	5,903	223,665
Standex International Corp.	849	20,537
Tredegar Corp.	723	13,722

		280,068

Machinery (3.1%)
3D Systems Corp.*	6,618	103,969
Actuant Corp., Class A	24,642	565,780
Albany International Corp., Class A	1,846	34,926
Altra Holdings, Inc.*	9,756	143,706
Ampco-Pittsburgh Corp.	359	8,910
ArvinMeritor, Inc.*	262,008	4,071,604
Badger Meter, Inc.	5,463	221,142
Barnes Group, Inc.	15,520	272,997
Blount International, Inc.*	17,337	220,700

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Briggs & Stratton Corp.	11,351	$215,783
Chart Industries, Inc.*	25,909	527,507
CIRCOR International, Inc.	364	11,502
CLARCOR, Inc.	16,770	647,825
Colfax Corp.*	8,724	129,726
Dynamic Materials Corp.	1,988	30,039
Energy Recovery, Inc.*	13,129	47,133
EnPro Industries, Inc.*	3,169	99,126
Flow International Corp.*	13,500	35,505
Gardner Denver, Inc.	25,825	1,386,286
Gorman-Rupp Co.	4,475	123,331
Graham Corp.	3,614	56,089
John Bean Technologies Corp.	10,276	165,546
Kadant, Inc.*	1,224	23,146
Kaydon Corp.	12,172	421,151
Lindsay Corp.	4,558	197,453
Middleby Corp.*	14,976	949,329
Mueller Industries, Inc.	1,900	50,331
Mueller Water Products, Inc., Class A	52,632	158,949
NACCO Industries, Inc., Class A	1,947	170,148
Nordson Corp.	12,186	897,986
Omega Flex, Inc.	1,031	14,723
PMFG, Inc.*	5,400	92,070
RBC Bearings, Inc.*	7,900	268,442
Robbins & Myers, Inc.	26,300	704,314
Sauer-Danfoss, Inc.*	4,213	89,695
Sun Hydraulics Corp.	4,557	128,462
Tennant Co.	6,880	212,592
Titan International, Inc.	2,022	27,439
Trimas Corp.*	5,450	80,933
Wabash National Corp.*	99,800	807,382
WABCO Holdings, Inc.*	109,888	4,608,703
Wabtec Corp.	13,800	659,502
Watts Water Technologies, Inc., Class A	1,027	34,969
Xerium Technologies, Inc.*	2,166	28,548

		19,745,399

Professional Services (1.4%)
Acacia Research Corp. - Acacia Technologies*	12,200	214,720
Administaff, Inc.	7,941	213,851
Advisory Board Co.*	5,633	248,697
Barrett Business Services, Inc.	2,101	31,914
CBIZ, Inc.*	8,866	52,575
CDI Corp.	762	9,845
Corporate Executive Board Co.	56,268	1,775,818
CoStar Group, Inc.*	7,554	367,955
CRA International, Inc.*	758	13,682
Dolan Co.*	4,822	54,826
Exponent, Inc.*	4,803	161,333
Franklin Covey Co.*	4,861	38,645
FTI Consulting, Inc.*	44,464	1,542,456
GP Strategies Corp.*	1,669	15,171
Heidrick & Struggles International, Inc.	585	11,396
Hill International, Inc.*	2,228	9,981
Hudson Highland Group, Inc.*	11,842	40,737
Huron Consulting Group, Inc.*	2,504	55,063
ICF International, Inc.*	31,307	784,867
Kelly Services, Inc., Class A*	1,145	13,431
Kforce, Inc.*	43,178	592,402
Korn/Ferry International*	970	16,044
LECG Corp.*	2,923	3,215
Mistras Group, Inc.*	5,265	60,969
Navigant Consulting, Inc.*	70,617	821,276
On Assignment, Inc.*	136,995	719,224
Resources Connection, Inc.	72,239	994,009
School Specialty, Inc.*	2,434	31,666
SFN Group, Inc.*	2,607	15,668
TrueBlue, Inc.*	10,132	138,302
Volt Information Sciences, Inc.*	5,187	37,346
VSE Corp.	815	28,745

		9,115,829

Road & Rail (1.0%)
Avis Budget Group, Inc.*	37,222	433,636
Celadon Group, Inc.*	4,505	62,214
Dollar Thrifty Automotive Group, Inc.*	10,400	521,456
Genesee & Wyoming, Inc., Class A*	13,867	601,689
Heartland Express, Inc.	17,738	263,764
Knight Transportation, Inc.	21,694	419,345
Landstar System, Inc.	93,392	3,606,799
Marten Transport Ltd.	983	22,786
Old Dominion Freight Line, Inc.*	13,785	350,415
RailAmerica, Inc.*	31,550	303,827
Roadrunner Transportation Systems, Inc.*	2,491	27,002
Werner Enterprises, Inc.	1,856	38,030

		6,650,963

Trading Companies & Distributors (0.4%)
Applied Industrial Technologies, Inc.	15,424	471,974
Beacon Roofing Supply, Inc.*	16,548	241,104
BlueLinx Holdings, Inc.*	3,998	15,952
CAI International, Inc.*	1,380	20,935
DXP Enterprises, Inc.*	3,022	57,357
Houston Wire & Cable Co.	6,538	65,576
Interline Brands, Inc.*	1,026	18,509
Kaman Corp.	5,053	132,439
TAL International Group, Inc.	1,363	33,012
Textainer Group Holdings Ltd.	3,474	92,895
Titan Machinery, Inc.*	1,606	26,178
Watsco, Inc.	19,616	1,092,219
WESCO International, Inc.*	11,300	443,977

		2,712,127

Total Industrials		86,369,039

Information Technology (22.0%)
Communications Equipment (2.7%)
Acme Packet, Inc.*	15,890	602,867
ADC Telecommunications, Inc.*	30,117	381,582
ADTRAN, Inc.	22,573	796,827
Anaren, Inc.*	642	10,779
Arris Group, Inc.*	8,776	85,742
Aruba Networks, Inc.*	26,591	567,452
BigBand Networks, Inc.*	8,408	23,879
Blue Coat Systems, Inc.*	40,686	978,905
Calix, Inc.*	2,382	34,206
Comtech Telecommunications Corp.*	3,802	103,985
DG FastChannel, Inc.*	9,100	197,925
Digi International, Inc.*	1,546	14,672
EMS Technologies, Inc.*	170,556	3,177,458
Extreme Networks, Inc.*	8,891	27,651
Finisar Corp.*	27,369	514,263
Harmonic, Inc.*	7,261	49,956
Hughes Communications, Inc.*	2,141	58,342
Infinera Corp.*	29,536	344,685
InterDigital, Inc.*	15,936	471,865
Ixia*	104,737	1,298,739
KVH Industries, Inc.*	5,300	79,553
Loral Space & Communications, Inc.*	3,954	206,399

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Meru Networks, Inc.*	1,952	$33,652
NETGEAR, Inc.*	12,779	345,161
Network Engines, Inc.*	13,155	19,206
Network Equipment Technologies, Inc.*	11,078	38,219
Occam Networks, Inc.*	4,694	36,754
Oclaro, Inc.*	17,943	287,267
Oplink Communications, Inc.*	2,988	59,282
Plantronics, Inc.	17,507	591,386
Riverbed Technology, Inc.*	120,557	5,494,988
SeaChange International, Inc.*	4,809	35,635
ShoreTel, Inc.*	16,423	81,458
Sonus Networks, Inc.*	63,673	224,766
Tekelec*	3,219	41,718
ViaSat, Inc.*	4,393	180,596

		17,497,820

Computers & Peripherals (1.1%)
Compellent Technologies, Inc.*	8,506	154,639
Cray, Inc.*	5,585	36,861
Hypercom Corp.*	16,809	109,259
Immersion Corp.*	10,273	60,713
Intermec, Inc.*	10,547	129,306
Intevac, Inc.*	3,126	31,291
Isilon Systems, Inc.*	9,682	215,715
Netezza Corp.*	191,608	5,163,836
Novatel Wireless, Inc.*	1,176	9,267
Presstek, Inc.*	9,951	21,793
Quantum Corp.*	70,669	149,818
Silicon Graphics International Corp.*	807	6,262
STEC, Inc.*	14,743	183,550
Stratasys, Inc.*	7,458	206,736
Super Micro Computer, Inc.*	8,879	92,253
Synaptics, Inc.*	12,278	345,503
Xyratex Ltd.*	10,955	162,572

		7,079,374

Electronic Equipment, Instruments & Components (2.2%)
Anixter International, Inc.*	5,103	275,511
Benchmark Electronics, Inc.*	2,026	33,226
Brightpoint, Inc.*	25,745	179,958
Checkpoint Systems, Inc.*	5,638	114,733
Cogent, Inc.*	4,804	51,115
Cognex Corp.	11,431	306,579
Coherent, Inc.*	107,208	4,289,392
Comverge, Inc.*	9,100	71,526
CTS Corp.	3,614	34,767
Daktronics, Inc.	2,488	24,432
DDi Corp.	4,878	45,073
DTS, Inc.*	124,552	4,754,150
Echelon Corp.*	11,988	102,497
Electro Scientific Industries, Inc.*	996	11,066
FARO Technologies, Inc.*	5,800	126,498
Insight Enterprises, Inc.*	3,937	61,575
IPG Photonics Corp.*	9,443	227,954
Keithley Instruments, Inc.	4,089	87,954
Littelfuse, Inc.*	6,826	298,296
Maxwell Technologies, Inc.*	9,500	138,795
Mercury Computer Systems, Inc.*	977	11,753
Methode Electronics, Inc.	7,965	72,322
Microvision, Inc.*	32,205	70,529
MTS Systems Corp.	5,985	185,535
Multi-Fineline Electronix, Inc.*	3,333	73,293
Newport Corp.*	4,084	46,313
OSI Systems, Inc.*	4,386	159,299
Park Electrochemical Corp.	4,646	122,376
Plexus Corp.*	14,659	430,242
Power-One, Inc.*	25,327	230,222
RadiSys Corp.*	6,460	60,853
Richardson Electronics Ltd.	1,583	16,621
Rofin-Sinar Technologies, Inc.*	4,685	118,905
Rogers Corp.*	1,918	60,379
Sanmina-SCI Corp.*	28,876	348,822
SMART Modular Technologies (WWH), Inc.*	11,326	68,296
Spectrum Control, Inc.*	1,791	26,364
Technitrol, Inc.	15,036	66,309
Tessco Technologies, Inc.	1,143	17,225
TTM Technologies, Inc.*	6,799	66,562
Universal Display Corp.*	24,845	583,857
Viasystems Group, Inc.*	1,157	17,586
Zygo Corp.*	1,077	10,555

		14,099,315

Internet Software & Services (2.5%)
Ancestry.com, Inc.*	36,046	820,407
Archipelago Learning, Inc.*	4,259	50,980
Art Technology Group, Inc.*	214,687	886,657
comScore, Inc.*	8,243	193,875
Constant Contact, Inc.*	10,368	222,186
DealerTrack Holdings, Inc.*	44,708	763,613
Dice Holdings, Inc.*	5,400	45,792
Digital River, Inc.*	1,761	59,944
DivX, Inc.*	5,138	48,965
GSI Commerce, Inc.*	137,923	3,406,698
InfoSpace, Inc.*	1,609	13,934
Internet Brands, Inc., Class A*	2,505	33,266
Internet Capital Group, Inc.*	960	10,589
IntraLinks Holdings, Inc.*	3,035	51,322
j2 Global Communications, Inc.*	11,360	270,254
KIT Digital, Inc.*	7,260	87,047
Knot, Inc.*	5,932	54,159
Limelight Networks, Inc.*	11,500	67,620
Liquidity Services, Inc.*	5,292	84,725
LivePerson, Inc.*	15,500	130,200
Local.com Corp.*	5,858	25,892
LogMeIn, Inc.*	5,478	197,099
LoopNet, Inc.*	7,101	84,076
Marchex, Inc., Class B	100,588	548,205
Monster Worldwide, Inc.*	139,674	1,810,175
Move, Inc.*	318,876	711,094
NIC, Inc.	20,220	167,624
OpenTable, Inc.*	5,761	392,209
Openwave Systems, Inc.*	30,564	51,959
Perficient, Inc.*	5,746	52,519
QuinStreet, Inc.*	69,126	1,038,964
Rackspace Hosting, Inc.*	35,194	914,340
Saba Software, Inc.*	10,284	55,945
SAVVIS, Inc.*	13,637	287,468
SPS Commerce, Inc.*	1,795	23,012
Stamps.com, Inc.*	3,918	50,934
support.com, Inc.*	17,131	78,460
TechTarget, Inc.*	3,774	19,814
Terremark Worldwide, Inc.*	21,133	218,515
Travelzoo, Inc.*	1,995	51,391
United Online, Inc.	7,000	40,040
ValueClick, Inc.*	22,902	299,558
VistaPrint N.V.*	30,657	1,184,893
Vocus, Inc.*	6,107	112,857
Zix Corp.*	20,328	57,732

		15,777,008

IT Services (1.5%)
Acxiom Corp.*	24,748	392,503

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
CACI International, Inc., Class A*	823	$37,249
Cass Information Systems, Inc.	3,128	107,322
Computer Task Group, Inc.*	3,722	28,436
CSG Systems International, Inc.*	5,771	105,205
Diamond Management & Technology Consultants, Inc.	8,646	108,075
Echo Global Logistics, Inc.*	3,993	50,991
Euronet Worldwide, Inc.*	28,445	511,726
ExlService Holdings, Inc.*	5,500	106,975
Forrester Research, Inc.*	5,337	176,548
Gartner, Inc.*	31,121	916,202
Global Cash Access Holdings, Inc.*	179,368	731,821
Hackett Group, Inc.*	5,700	23,541
Heartland Payment Systems, Inc.	13,775	209,655
iGATE Corp.	8,400	152,376
Lionbridge Technologies, Inc.*	21,700	93,310
ManTech International Corp., Class A*	7,415	293,634
MAXIMUS, Inc.	6,368	392,141
MoneyGram International, Inc.*	27,370	66,783
NCI, Inc., Class A*	2,427	45,919
Online Resources Corp.*	3,304	14,670
RightNow Technologies, Inc.*	7,905	155,728
Sapient Corp.	112,258	1,343,728
SRA International, Inc., Class A*	1,258	24,808
Stream Global Services, Inc.*	1,268	5,135
Syntel, Inc.	4,782	212,799
TeleTech Holdings, Inc.*	10,369	153,876
Tier Technologies, Inc.*	2,627	14,554
TNS, Inc.*	9,446	160,110
Unisys Corp.*	6,212	173,315
VeriFone Systems, Inc.*	30,996	963,046
Virtusa Corp.*	2,771	26,851
Wright Express Corp.*	55,681	1,988,369

		9,787,401

Semiconductors & Semiconductor Equipment (4.3%)
Actel Corp.*	4,529	72,238
Advanced Analogic Technologies, Inc.*	3,361	11,797
Advanced Energy Industries, Inc.*	8,340	108,920
Amkor Technology, Inc.*	37,929	249,194
ANADIGICS, Inc.*	17,505	106,605
Applied Micro Circuits Corp.*	23,814	238,140
ATMI, Inc.*	701	10,417
Axcelis Technologies, Inc.*	3,726	7,191
AXT, Inc.*	4,782	31,657
Brooks Automation, Inc.*	13,975	93,772
Cabot Microelectronics Corp.*	1,965	63,234
Cavium Networks, Inc.*	16,152	464,532
CEVA, Inc.*	7,196	102,903
Cirrus Logic, Inc.*	23,762	423,914
Cohu, Inc.	1,712	21,554
Conexant Systems, Inc.*	29,362	48,154
Cymer, Inc.*	2,663	98,744
Diodes, Inc.*	12,317	210,498
Energy Conversion Devices, Inc.*	3,728	18,715
Entegris, Inc.*	15,019	70,139
Entropic Communications, Inc.*	19,800	190,080
Exar Corp.*	1,788	10,710
Fairchild Semiconductor International, Inc.*	43,989	413,497
FEI Co.*	3,758	73,544
FSI International, Inc.*	11,670	31,042
GSI Technology, Inc.*	5,087	29,148
GT Solar International, Inc.*	22,513	188,434
Hittite Microwave Corp.*	9,726	463,444
Integrated Device Technology, Inc.*	36,615	214,198
Integrated Silicon Solution, Inc.*	8,439	72,660
IXYS Corp.*	5,525	52,764
Kopin Corp.*	9,128	32,404
Kulicke & Soffa Industries, Inc.*	25,374	157,065
Lattice Semiconductor Corp.*	42,154	200,231
LTX-Credence Corp.*	53,297	111,391
Mattson Technology, Inc.*	18,280	50,270
MaxLinear, Inc., Class A*	2,744	30,788
Micrel, Inc.	18,501	182,420
Microsemi Corp.*	107,808	1,848,907
Mindspeed Technologies, Inc.*	11,586	90,023
MIPS Technologies, Inc.*	16,586	161,382
MKS Instruments, Inc.*	7,596	136,576
Monolithic Power Systems, Inc.*	52,711	860,771
MoSys, Inc.*	10,084	49,210
Nanometrics, Inc.*	6,521	98,141
Netlogic Microsystems, Inc.*	22,756	627,610
NVE Corp.*	1,728	74,356
OmniVision Technologies, Inc.*	14,463	333,228
ON Semiconductor Corp.*	499,764	3,603,298
PDF Solutions, Inc.*	8,342	30,865
Pericom Semiconductor Corp.*	1,127	9,794
PLX Technology, Inc.*	13,400	48,508
PMC-Sierra, Inc.*	214,170	1,576,291
Power Integrations, Inc.	8,969	285,124
RF Micro Devices, Inc.*	97,449	598,337
Rubicon Technology, Inc.*	92,606	2,101,230
Rudolph Technologies, Inc.*	10,683	88,776
Semtech Corp.*	22,575	455,789
Sigma Designs, Inc.*	1,767	20,303
Silicon Image, Inc.*	21,439	102,478
Spansion, Inc., Class A*	4,744	71,018
Standard Microsystems Corp.*	2,550	58,165
Supertex, Inc.*	3,604	79,720
Teradyne, Inc.*	186,678	2,079,593
Tessera Technologies, Inc.*	10,536	194,916
TriQuint Semiconductor, Inc.*	56,360	541,056
Ultra Clean Holdings, Inc.*	7,904	68,132
Ultratech, Inc.*	7,042	120,418
Varian Semiconductor Equipment Associates, Inc.*	98,645	2,839,003
Veeco Instruments, Inc.*	86,248	3,007,468
Volterra Semiconductor Corp.*	9,012	193,938
Zoran Corp.*	1,922	14,684

		27,425,516

Software (7.7%)
ACI Worldwide, Inc.*	12,356	276,651
Actuate Corp.*	16,406	84,491
Advent Software, Inc.*	5,735	299,310
American Software, Inc., Class A	8,638	50,964
ANSYS, Inc.*	96,299	4,068,633
ArcSight, Inc.*	24,697	1,075,801
Ariba, Inc.*	32,644	616,972
Aspen Technology, Inc.*	22,632	234,694
Blackbaud, Inc.	16,294	391,708
Blackboard, Inc.*	33,991	1,225,036
Bottomline Technologies, Inc.*	11,426	175,503
CommVault Systems, Inc.*	15,693	408,489
Concur Technologies, Inc.*	14,620	722,813
Convio, Inc.*	2,205	20,330
Deltek, Inc.*	6,671	53,435
DemandTec, Inc.*	6,990	65,776
Digimarc Corp.*	2,548	59,776

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Ebix, Inc.*	9,500	$222,775
Epicor Software Corp.*	10,920	95,004
EPIQ Systems, Inc.	883	10,826
FalconStor Software, Inc.*	4,811	14,722
Fortinet, Inc.*	14,370	359,250
Guidance Software, Inc.*	5,043	29,451
Informatica Corp.*	154,228	5,923,898
Interactive Intelligence, Inc.*	4,764	83,846
Jack Henry & Associates, Inc.	30,572	779,586
JDA Software Group, Inc.*	2,761	70,019
Kenexa Corp.*	8,266	144,820
Lawson Software, Inc.*	50,352	426,481
Magma Design Automation, Inc.*	18,815	69,616
Manhattan Associates, Inc.*	8,252	242,196
Mentor Graphics Corp.*	16,729	176,826
MicroStrategy, Inc., Class A*	3,271	283,301
Monotype Imaging Holdings, Inc.*	8,133	74,417
NetScout Systems, Inc.*	11,111	227,887
NetSuite, Inc.*	6,646	156,646
Opnet Technologies, Inc.	4,903	88,989
Parametric Technology Corp.*	42,108	822,790
Pegasystems, Inc.	5,879	182,543
Progress Software Corp.*	50,802	1,681,546
PROS Holdings, Inc.*	7,015	65,099
QAD, Inc.*	4,782	19,893
QLIK Technologies, Inc.*	3,691	81,387
Quest Software, Inc.*	19,738	485,357
Radiant Systems, Inc.*	106,604	1,822,928
RealD, Inc.*	2,426	44,857
RealPage, Inc.*	3,905	74,507
Renaissance Learning, Inc.	4,780	48,708
Rosetta Stone, Inc.*	3,801	80,733
Rovi Corp.*	145,891	7,354,365
Smith Micro Software, Inc.*	9,697	96,388
SolarWinds, Inc.*	12,690	219,029
Sonic Solutions, Inc.*	9,277	105,572
Sourcefire, Inc.*	9,986	287,996
SRS Labs, Inc.*	4,417	41,255
SS&C Technologies Holdings, Inc.*	4,521	71,432
SuccessFactors, Inc.*	134,340	3,373,277
Synchronoss Technologies, Inc.*	86,796	1,545,837
Take-Two Interactive Software, Inc.*	2,359	23,920
Taleo Corp., Class A*	43,454	1,259,731
TeleCommunication Systems, Inc., Class A*	6,664	26,056
TeleNav, Inc.*	2,964	15,680
THQ, Inc.*	123,238	495,417
TIBCO Software, Inc.*	379,544	6,733,111
TiVo, Inc.*	137,409	1,244,926
Tyler Technologies, Inc.*	11,265	227,102
Ultimate Software Group, Inc.*	9,070	350,465
Unica Corp.*	6,149	129,006
VASCO Data Security International, Inc.*	7,929	51,539
VirnetX Holding Corp.	11,868	174,222
Wave Systems Corp., Class A*	29,108	65,202
Websense, Inc.*	15,674	278,057

		48,890,871

Total Information Technology		140,557,305

Materials (3.5%)
Chemicals (2.4%)
A. Schulman, Inc.	638	12,856
Arch Chemicals, Inc.	4,991	175,134
Balchem Corp.	10,283	317,333
Calgon Carbon Corp.*	68,270	989,915
Ferro Corp.*	13,636	175,768
H.B. Fuller Co.	1,210	24,043
Hawkins, Inc.	2,711	96,024
Huntsman Corp.	539,799	6,240,076
Innophos Holdings, Inc.	1,991	65,902
Intrepid Potash, Inc.*	114,390	2,982,147
KMG Chemicals, Inc.	1,913	26,954
Koppers Holdings, Inc.	7,483	201,068
Kraton Performance Polymers, Inc.*	3,464	94,048
Landec Corp.*	1,766	10,967
LSB Industries, Inc.*	6,224	115,580
Minerals Technologies, Inc.	552	32,524
NewMarket Corp.	3,746	425,845
Olin Corp.	16,702	336,712
Omnova Solutions, Inc.*	16,180	116,334
PolyOne Corp.*	23,450	283,511
Quaker Chemical Corp.	2,966	96,573
Rockwood Holdings, Inc.*	14,025	441,367
Senomyx, Inc.*	14,042	55,887
Solutia, Inc.*	76,340	1,222,967
Spartech Corp.*	5,214	42,807
Stepan Co.	2,836	167,636
STR Holdings, Inc.*	10,286	221,560
W.R. Grace & Co.*	4,118	115,057
Zep, Inc.	7,892	137,636

		15,224,231

Construction Materials (0.0%)
United States Lime & Minerals, Inc.*	982	37,964

Containers & Packaging (0.1%)
AEP Industries, Inc.*	751	17,739
Graham Packaging Co., Inc.*	42,100	497,622
Rock-Tenn Co., Class A	4,783	238,241
Silgan Holdings, Inc.	8,854	280,672

		1,034,274

Metals & Mining (0.9%)
Allied Nevada Gold Corp.*	27,164	719,846
AMCOL International Corp.	8,730	228,639
Brush Engineered Materials, Inc.*	599	17,036
Capital Gold Corp.*	17,841	86,172
Coeur d’Alene Mines Corp.*	2,059	41,015
General Moly, Inc.*	23,415	85,699
Globe Specialty Metals, Inc.*	22,319	313,359
Golden Star Resources Ltd.*	93,646	462,611
Haynes International, Inc.	620	21,650
Jaguar Mining, Inc.*	30,543	198,530
Metals USA Holdings Corp.*	2,189	28,413
Molycorp, Inc.*	4,090	115,706
Noranda Aluminum Holding Corp.*	4,260	35,017
RTI International Metals, Inc.*	1,467	44,920
Stillwater Mining Co.*	16,132	271,663
Thompson Creek Metals Co., Inc.*	5,352	57,695
Titanium Metals Corp.*	122,499	2,445,080
U.S. Gold Corp.*	33,486	166,425
Worthington Industries, Inc.	13,281	199,613

		5,539,089

Paper & Forest Products (0.1%)
Clearwater Paper Corp.*	3,058	232,653
Deltic Timber Corp.	3,868	173,287
Neenah Paper, Inc.	2,591	39,383
Schweitzer-Mauduit International, Inc.	6,652	387,878
Verso Paper Corp.*	5,024	14,469

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Wausau Paper Corp.*	2,194	$18,188

		865,858

Total Materials		22,701,416

Telecommunication Services (0.8%)
Diversified Telecommunication Services (0.6%)
AboveNet, Inc.*	7,937	413,438
Alaska Communications Systems Group, Inc.	16,500	167,475
Atlantic Tele-Network, Inc.	3,236	159,341
Cbeyond, Inc.*	126,006	1,616,657
Cincinnati Bell, Inc.*	20,163	53,835
Cogent Communications Group, Inc.*	16,336	154,702
Consolidated Communications Holdings, Inc.	6,897	128,767
Global Crossing Ltd.*	6,811	87,589
Neutral Tandem, Inc.*	11,966	142,994
PAETEC Holding Corp.*	227,597	935,424
Vonage Holdings Corp.*	15,952	40,678

		3,900,900

Wireless Telecommunication Services (0.2%)
ICO Global Communications Holdings Ltd.*	20,229	33,175
NTELOS Holdings Corp.	10,946	185,206
Shenandoah Telecommunications Co.	8,324	151,247
Syniverse Holdings, Inc.*	25,328	574,186
USA Mobility, Inc.	5,092	81,625

		1,025,439

Total Telecommunication Services		4,926,339

Utilities (0.0%)
Gas Utilities (0.0%)
South Jersey Industries, Inc.	1,182	58,474

Independent Power Producers & Energy Traders (0.0%)
American DG Energy, Inc.*	5,292	15,770

Water Utilities (0.0%)
Cadiz, Inc.*	4,900	50,274

Total Utilities		124,518

Total Common Stocks (79.4%) (Cost $413,304,867)		508,043,535

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Short-Term Investment (18.6%)
BlackRock Liquidity Funds TempFund
0.23% ‡	$119,019,928	119,019,928

Time Deposit (0.5%)
JPMorgan Chase Nassau
0.000%, 10/1/10	3,001,590	3,001,590

Total Short-Term Investments (19.1%) (Amortized Cost $122,021,518)		122,021,518

Total Investments (98.5%) (Cost/Amortized Cost $535,326,385)		630,065,053
Other Assets Less Liabilities (1.5%)		9,824,708

Net Assets (100%)		$639,889,761

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2010, were as follows:

Securities	Market Value December 31, 2009	Purchases at Cost	Sales at Cost	Market Value September 30, 2010	Dividend Income	Realized Gain (Loss)
BlackRock Liquidity Funds TempFund	$—	$207,512,969	$88,493,041	$119,019,928	$84,002	$—

At September 30, 2010, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2010	Unrealized Appreciation/ (Depreciation)
Purchase
Russell 2000 Mini Index	1,918	December-10	$120,477,687	$129,369,100	$8,891,413

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$97,150,977	$—	$—	$97,150,977
Consumer Staples	11,502,250	—	—	11,502,250
Energy	26,907,165	—	—	26,907,165
Financials	24,961,921	—	—	24,961,921
Health Care	92,842,605	—	—	92,842,605
Industrials	86,314,176	54,863	—	86,369,039
Information Technology	140,557,305	—	—	140,557,305
Materials	22,701,416	—	—	22,701,416
Telecommunication Services	4,926,339	—	—	4,926,339
Utilities	124,518	—	—	124,518
Futures	8,891,413	—	—	8,891,413
Short-Term Investments	—	122,021,518	—	122,021,518

Total Assets	$516,880,085	$122,076,381	$—	$638,956,466

Total Liabilities	$—	$—	$—	$—

Total	$516,880,085	$122,076,381	$—	$638,956,466

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities-Financials
Balance as of 12/31/09	$425
Total gains or losses (realized/unrealized) included in earnings	(425)
Purchases, sales, issuances, and settlements (net)	—
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 9/30/10	$—

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 9/30/10.	$—

Investment security transactions for the nine months ended September 30, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$180,978,045
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$335,836,641

As of September 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$105,850,825
Aggregate gross unrealized depreciation	(22,069,246)

Net unrealized appreciation	$83,781,579

Federal income tax cost of investments	$546,283,474

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (11.7%)
Auto Components (1.7%)
Amerigon, Inc.*	208,000	$2,142,400
Autoliv, Inc.	95,600	6,245,548
Dana Holding Corp.*	5,276	65,000
Drew Industries, Inc.*	31,934	666,143
Exide Technologies, Inc.*	28,569	136,846
Gentex Corp.	180,000	3,511,800
Modine Manufacturing Co.*	23,207	300,995
Shiloh Industries, Inc.*	1,376	13,320
Spartan Motors, Inc.	16,347	75,850
Standard Motor Products, Inc.	7,536	79,354
Superior Industries International, Inc.	8,578	148,228

		13,385,484

Automobiles (1.0%)
Thor Industries, Inc.	190,000	6,346,000
Winnebago Industries, Inc.*	113,500	1,182,670

		7,528,670

Distributors (0.0%)
Audiovox Corp., Class A*	8,700	59,508
Core-Mark Holding Co., Inc.*	4,604	142,540

		202,048

Diversified Consumer Services (0.6%)
Hillenbrand, Inc.	75,700	1,628,307
Mac-Gray Corp.	5,898	71,543
Regis Corp.	159,209	3,045,668
Stewart Enterprises, Inc., Class A	40,836	220,106

		4,965,624

Hotels, Restaurants & Leisure (0.6%)
AFC Enterprises, Inc.*	2,467	30,591
Biglari Holdings, Inc.*	646	212,308
Bluegreen Corp.*	7,300	20,367
Bob Evans Farms, Inc.	14,827	416,194
Boyd Gaming Corp.*	26,371	191,190
Churchill Downs, Inc.	4,790	171,099
Cracker Barrel Old Country Store, Inc.	843	42,791
Domino’s Pizza, Inc.*	11,631	153,762
Gaylord Entertainment Co.*	17,305	527,803
Isle of Capri Casinos, Inc.*	7,121	50,986
Jack in the Box, Inc.*	1,895	40,629
Landry’s Restaurants, Inc.*	3,659	89,609
Life Time Fitness, Inc.*	2,355	92,952
Marcus Corp.	9,800	116,130
McCormick & Schmick’s Seafood Restaurants, Inc.*	4,475	34,816
Monarch Casino & Resort, Inc.*	3,221	36,107
Morgans Hotel Group Co.*	6,894	50,464
Multimedia Games, Inc.*	12,079	44,692
O’Charleys, Inc.*	8,981	64,573
Orient-Express Hotels Ltd., Class A*	45,309	505,195
Papa John’s International, Inc.*	2,216	58,458
Pinnacle Entertainment, Inc.*	28,082	313,114
Red Lion Hotels Corp.*	6,105	45,421
Red Robin Gourmet Burgers, Inc.*	7,726	151,507
Ruby Tuesday, Inc.*	31,313	371,685
Scientific Games Corp., Class A*	15,625	151,563
Speedway Motorsports, Inc.	6,140	96,275
Vail Resorts, Inc.*	18,031	676,523

		4,756,804

Household Durables (1.5%)
American Greetings Corp., Class A	18,600	345,774
Bassett Furniture Industries, Inc.*	19,500	96,135
Beazer Homes USA, Inc.*	37,261	153,888
Blyth, Inc.	2,083	85,903
Brookfield Homes Corp.*	4,872	39,902
Cavco Industries, Inc.*	2,673	95,987
CSS Industries, Inc.	3,691	63,817
D.R. Horton, Inc.	114,800	1,276,576
Ethan Allen Interiors, Inc.	53,136	927,755
Furniture Brands International, Inc.*	21,100	113,518
Helen of Troy Ltd.*	15,324	387,544
Hooker Furniture Corp.	125,695	1,461,833
Hovnanian Enterprises, Inc., Class A*	25,715	101,060
Kid Brands, Inc.*	5,123	44,058
La-Z-Boy, Inc.*	278,404	2,349,730
Libbey, Inc.*	8,005	105,426
Lifetime Brands, Inc.*	4,642	70,094
M.D.C. Holdings, Inc.	57,700	1,675,031
M/I Homes, Inc.*	140,671	1,458,758
Meritage Homes Corp.*	16,011	314,136
Ryland Group, Inc.	21,992	394,097
Sealy Corp.*	15,028	36,668
Skyline Corp.	3,440	69,694
Standard Pacific Corp.*	53,498	212,387
Universal Electronics, Inc.*	4,247	88,550

		11,968,321

Internet & Catalog Retail (0.0%)
1-800-FLOWERS.COM, Inc., Class A*	12,258	23,168
Gaiam, Inc., Class A	8,041	53,794

		76,962

Leisure Equipment & Products (0.4%)
Arctic Cat, Inc.*	6,104	62,566
Brunswick Corp.	130,000	1,978,600
Callaway Golf Co.	32,400	226,800
JAKKS Pacific, Inc.*	13,891	245,037
Johnson Outdoors, Inc., Class A*	2,230	28,589
Leapfrog Enterprises, Inc.*	2,936	16,089
RC2 Corp.*	9,700	203,215
Steinway Musical Instruments, Inc.*	2,885	49,680

		2,810,576

Media (0.4%)
AH Belo Corp., Class A*	9,021	63,778
Ascent Media Corp., Class A*	7,147	190,896
Carmike Cinemas, Inc.*	2,321	20,239
Cinemark Holdings, Inc.	27,901	449,206
CKX, Inc.*	22,668	111,073
Cumulus Media, Inc., Class A*	8,785	24,686
Dex One Corp.*	22,996	282,391
Entercom Communications Corp., Class A*	2,062	16,207
EW Scripps Co., Class A*	15,500	122,140
Fisher Communications, Inc.*	3,262	56,857
Gray Television, Inc.*	23,914	48,067
Journal Communications, Inc., Class A*	18,100	81,631
Knology, Inc.*	1,469	19,729
LIN TV Corp., Class A*	13,346	59,256
Lions Gate Entertainment Corp.*	9,552	70,207
Live Nation Entertainment, Inc.*	69,776	689,387
LodgeNet Interactive Corp.*	8,661	24,251
Media General, Inc., Class A*	8,635	77,370
Mediacom Communications Corp., Class A*	19,835	131,109
Nexstar Broadcasting Group, Inc., Class A*	4,368	22,495
Outdoor Channel Holdings, Inc.*	6,047	33,440
Playboy Enterprises, Inc., Class B*	3,428	17,620

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
PRIMEDIA, Inc.	5,952	$22,618
Radio One, Inc., Class D*	15,752	13,863
Scholastic Corp.	15,235	423,838
Sinclair Broadcast Group, Inc., Class A*	21,028	147,617
Warner Music Group Corp.*	15,297	68,836
World Wrestling Entertainment, Inc., Class A	1,358	18,890

		3,307,697

Multiline Retail (1.2%)
99 Cents Only Stores*	3,200	60,416
Bon-Ton Stores, Inc.*	3,749	38,127
Dillard’s, Inc., Class A	21,458	507,267
Fred’s, Inc., Class A	238,072	2,809,250
J.C. Penney Co., Inc.	127,600	3,468,168
Saks, Inc.*	234,465	2,016,399
Tuesday Morning Corp.*	171,498	818,045

		9,717,672

Specialty Retail (3.6%)
America’s Car-Mart, Inc.*	2,464	62,044
Barnes & Noble, Inc.	18,776	304,359
bebe stores, Inc.	13,025	93,910
Books-A-Million, Inc.	3,577	21,462
Borders Group, Inc.*	24,973	29,718
Brown Shoe Co., Inc.	193,904	2,224,079
Buckle, Inc.	679	18,021
Build-A-Bear Workshop, Inc.*	8,628	52,199
Cabela’s, Inc.*	20,041	380,378
Cato Corp., Class A	11,102	297,090
Charming Shoppes, Inc.*	57,847	203,621
Children’s Place Retail Stores, Inc.*	1,337	65,205
Christopher & Banks Corp.	326,750	2,584,592
Collective Brands, Inc.*	10,206	164,725
Conn’s, Inc.*	354,810	1,649,867
Dress Barn, Inc.*	1,801	42,774
Finish Line, Inc., Class A	17,738	246,736
Genesco, Inc.*	10,816	323,182
Group 1 Automotive, Inc.*	139,138	4,157,443
Gymboree Corp.*	27,000	1,121,580
Haverty Furniture Cos., Inc.	8,006	87,345
HOT Topic, Inc	12,741	76,319
Lithia Motors, Inc., Class A	9,677	92,802
MarineMax, Inc.*	10,895	76,701
Men’s Wearhouse, Inc.	174,966	4,162,441
New York & Co., Inc.*	11,908	30,604
OfficeMax, Inc.*	26,750	350,157
Pacific Sunwear of California, Inc.*	33,363	174,488
Penske Automotive Group, Inc.*	13,426	177,223
PEP Boys-Manny, Moe & Jack	26,312	278,381
Pier 1 Imports, Inc.*	180,200	1,475,838
Rent-A-Center, Inc.	32,197	720,569
Sally Beauty Holdings, Inc.*	4,395	49,224
Select Comfort Corp.*	4,156	28,178
Shoe Carnival, Inc.*	3,801	76,856
Sonic Automotive, Inc., Class A*	371,661	3,653,428
Stage Stores, Inc.	19,403	252,239
Stein Mart, Inc.*	7,952	70,216
Systemax, Inc.	903	11,089
Talbots, Inc.*	4,496	58,898
West Marine, Inc.*	185,809	1,887,819
Wet Seal, Inc., Class A*	13,594	46,084

		27,879,884

Textiles, Apparel & Luxury Goods (0.7%)
American Apparel, Inc.*	14,143	17,396
Columbia Sportswear Co.	5,719	334,218
Delta Apparel, Inc.*	2,724	40,860
Iconix Brand Group, Inc.*	36,006	630,105
Jones Apparel Group, Inc.	42,855	841,672
Kenneth Cole Productions, Inc., Class A*	2,661	44,359
K-Swiss, Inc., Class A*	6,200	79,050
Movado Group, Inc.*	7,799	84,853
Perry Ellis International, Inc.*	4,737	103,503
Quiksilver, Inc.*	64,749	253,169
Timberland Co., Class A*	8,522	168,821
Unifi, Inc.*	20,737	93,524
Warnaco Group, Inc.*	54,800	2,801,924
Weyco Group, Inc.	1,860	45,049

		5,538,503

Total Consumer Discretionary		92,138,245

Consumer Staples (1.8%)
Beverages (0.0%)
MGP Ingredients, Inc.	4,882	38,324

Food & Staples Retailing (0.3%)
Andersons, Inc.	9,209	349,021
Casey’s General Stores, Inc.	12,018	501,752
Great Atlantic & Pacific Tea Co., Inc.*	11,461	45,386
Ingles Markets, Inc., Class A	6,190	102,816
Nash Finch Co.	6,276	266,981
Pantry, Inc.*	10,438	251,660
Rite Aid Corp.*	251,870	237,513
Ruddick Corp.	10,199	353,701
Spartan Stores, Inc.	11,311	164,009
Susser Holdings Corp.*	3,131	43,834
Village Super Market, Inc., Class A	1,598	44,648
Weis Markets, Inc.	5,460	213,650
Winn-Dixie Stores, Inc.*	27,545	196,396

		2,771,367

Food Products (1.2%)
Alico, Inc.	1,201	27,911
B&G Foods, Inc.	10,453	114,147
Cal-Maine Foods, Inc.	696	20,170
Chiquita Brands International, Inc.*	22,100	292,604
Darling International, Inc.*	310,414	2,644,727
Dole Food Co., Inc.*	17,758	162,486
Farmer Bros Co.	3,226	51,616
Fresh Del Monte Produce, Inc.*	19,809	429,855
Griffin Land & Nurseries, Inc.	1,100	29,084
Hain Celestial Group, Inc.*	20,330	487,514
Harbinger Group, Inc.*	4,737	26,290
Imperial Sugar Co.	6,215	81,292
J&J Snack Foods Corp.	427	17,904
John B. Sanfilippo & Son, Inc.*	3,980	52,536
Lancaster Colony Corp.	63,000	2,992,500
Omega Protein Corp.*	145,000	832,300
Pilgrim’s Pride Corp.*	13,507	75,909
Sanderson Farms, Inc.	1,238	53,593
Seneca Foods Corp., Class A*	3,839	100,544
Smart Balance, Inc.*	16,571	64,296
Tootsie Roll Industries, Inc.	1,198	29,806
TreeHouse Foods, Inc.*	17,349	799,789

		9,386,873

Household Products (0.1%)
Central Garden & Pet Co., Class A*	28,000	290,080
Oil-Dri Corp. of America	2,187	47,042
Spectrum Brands Holdings, Inc.*	8,614	234,129

		571,251

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Personal Products (0.1%)
Elizabeth Arden, Inc.*	12,171	$243,298
Nutraceutical International Corp.*	4,772	74,873
Prestige Brands Holdings, Inc.*	20,906	206,760
Revlon, Inc., Class A*	2,790	35,210
Schiff Nutrition International, Inc.	4,499	36,892

		597,033

Tobacco (0.1%)
Alliance One International, Inc.*	44,283	183,774
Universal Corp.	12,061	483,525
Vector Group Ltd.	7,270	135,953

		803,252

Total Consumer Staples		14,168,100

Energy (8.3%)
Energy Equipment & Services (6.3%)
Allis-Chalmers Energy, Inc.*	18,129	75,598
Atwood Oceanics, Inc.*	110,500	3,364,725
Basic Energy Services, Inc.*	11,597	98,807
Bristow Group, Inc.*	141,052	5,089,156
Cal Dive International, Inc.*	46,599	254,897
Complete Production Services, Inc.* .	38,227	781,742
Dawson Geophysical Co.*	3,958	105,481
Global Geophysical Services, Inc.*	3,787	27,607
Global Industries Ltd.*	445,731	2,438,149
Gulf Island Fabrication, Inc.	7,254	132,023
Gulfmark Offshore, Inc., Class A*	11,527	354,110
Helix Energy Solutions Group, Inc.*.	256,274	2,854,892
Hercules Offshore, Inc.*	57,188	151,548
Hornbeck Offshore Services, Inc.*	147,598	2,876,685
ION Geophysical Corp.*	375,000	1,927,500
Key Energy Services, Inc.*	58,044	551,998
Matrix Service Co.*	256,135	2,241,181
Mitcham Industries, Inc.*	310,000	2,294,000
Natural Gas Services Group, Inc.*	146,122	2,158,222
Newpark Resources, Inc.*	40,309	338,596
Oil States International, Inc.*	70,000	3,258,500
Parker Drilling Co.*	463,152	2,014,711
PHI, Inc.*	6,612	106,982
Pioneer Drilling Co.*	26,965	172,037
Rowan Cos., Inc.*	170,000	5,161,200
Seahawk Drilling, Inc.*	5,294	44,787
T-3 Energy Services, Inc.*	6,591	172,355
Tesco Corp.*	14,914	179,415
TETRA Technologies, Inc.*	33,477	341,465
Tidewater, Inc.	168,000	7,528,080
Union Drilling, Inc.*	7,509	33,640
Unit Corp.*	65,000	2,423,850
Vantage Drilling Co.*	61,734	98,774
Willbros Group, Inc.*	23,686	217,201

		49,869,914

Oil, Gas & Consumable Fuels (2.0%)
Alon USA Energy, Inc.	3,623	19,564
Approach Resources, Inc.*	6,683	74,716
Arch Coal, Inc.	27,100	723,841
ATP Oil & Gas Corp.*	22,154	302,402
Berry Petroleum Co., Class A	25,131	797,407
Bill Barrett Corp.*	22,665	815,940
BPZ Resources, Inc.*	36,751	140,756
Cheniere Energy, Inc.*	18,357	46,260
Clayton Williams Energy, Inc.*	335	16,948
Cloud Peak Energy, Inc.*	12,548	229,001
Contango Oil & Gas Co.*	2,063	103,480
Crosstex Energy, Inc.*	20,222	159,754
CVR Energy, Inc.*	15,066	124,294
Delek U.S. Holdings, Inc.	6,765	48,437
Delta Petroleum Corp.*	91,944	72,323
DHT Holdings, Inc.	23,952	98,922
Energy Partners Ltd.*	14,276	171,455
Gastar Exploration Ltd.*	21,811	87,680
General Maritime Corp	38,975	191,367
GeoResources, Inc.*	6,560	104,304
GMX Resources, Inc.*	15,305	74,382
Golar LNG Ltd.	16,881	211,350
Goodrich Petroleum Corp.*	12,225	178,118
Green Plains Renewable Energy, Inc.*	7,957	96,359
Harvest Natural Resources, Inc.*	16,826	175,327
International Coal Group, Inc.*	65,401	347,933
James River Coal Co.*	2,626	46,034
Knightsbridge Tankers Ltd.	8,675	163,957
Kodiak Oil & Gas Corp.*	3,368	11,418
Miller Petroleum, Inc.*	9,047	48,763
Nordic American Tanker Shipping Ltd.	23,266	622,598
Oasis Petroleum, Inc.*	12,030	233,021
Overseas Shipholding Group, Inc.	77,522	2,660,555
Patriot Coal Corp.*	38,977	444,728
Penn Virginia Corp.	22,763	365,119
Petroleum Development Corp.*	9,671	266,920
PetroQuest Energy, Inc.*	21,442	130,582
PostRock Energy Corp.*	25,000	82,750
Resolute Energy Corp.*	17,148	189,657
REX American Resources Corp.*	3,647	52,845
Rex Energy Corp.*	13,405	171,584
Rosetta Resources, Inc.*	10,287	241,642
Ship Finance International Ltd.	21,996	427,382
Stone Energy Corp.*	20,113	296,264
Swift Energy Co.*	18,601	522,316
Teekay Corp.	60,000	1,603,800
Teekay Tankers Ltd., Class A	13,120	170,691
USEC, Inc.*	56,100	291,159
VAALCO Energy, Inc.*	22,767	130,683
Venoco, Inc.*	7,642	150,012
W&T Offshore, Inc.	16,321	173,003
Warren Resources, Inc.*	30,123	119,588
Western Refining, Inc.*	25,298	132,562
World Fuel Services Corp.	13,174	342,656

		15,504,609

Total Energy		65,374,523

Financials (19.3%)
Capital Markets (1.0%)
American Capital Ltd.*	167,195	971,403
Apollo Investment Corp.	96,444	986,622
Arlington Asset Investment Corp., Class A	3,325	77,506
Artio Global Investors, Inc.	1,339	20,487
BlackRock Kelso Capital Corp.	32,380	372,370
Calamos Asset Management, Inc., Class A	9,728	111,872
Capital Southwest Corp.	1,459	132,477
Cohen & Steers, Inc.	1,839	39,906
Cowen Group, Inc., Class A*	18,109	59,579
FBR Capital Markets Corp.*	26,270	82,488
Fifth Street Finance Corp.	26,989	300,657
GAMCO Investors, Inc., Class A	1,441	55,522
GFI Group, Inc.	13,671	63,433
Gladstone Capital Corp.	10,464	117,929
Gladstone Investment Corp.	10,893	72,983
Gleacher & Co., Inc.*	19,726	31,759

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Golub Capital BDC, Inc.	3,671	$56,166
Harris & Harris Group, Inc.*	15,806	67,492
Hercules Technology Growth Capital, Inc.	17,831	180,271
HFF, Inc., Class A*	3,649	33,863
International Assets Holding Corp.* .	6,328	114,537
Investment Technology Group, Inc.*	21,373	303,924
JMP Group, Inc.	7,137	43,536
KBW, Inc.	5,757	147,379
Knight Capital Group, Inc., Class A*	46,775	579,542
LaBranche & Co., Inc.*	18,712	72,977
Main Street Capital Corp.	6,101	96,945
MCG Capital Corp.	38,388	224,186
MF Global Holdings Ltd.*	51,979	374,249
MVC Capital, Inc.	11,300	146,561
NGP Capital Resources Co.	10,566	95,728
Oppenheimer Holdings, Inc., Class A	5,116	142,992
PennantPark Investment Corp.	15,625	165,781
Penson Worldwide, Inc.*	10,203	50,709
Piper Jaffray Cos., Inc.*	7,678	223,660
Prospect Capital Corp.	33,223	322,595
Safeguard Scientifics, Inc.*	9,339	117,018
Sanders Morris Harris Group, Inc.	10,574	59,849
Solar Capital Ltd.	2,956	63,406
Stifel Financial Corp.*	1,624	75,175
SWS Group, Inc.	14,317	102,653
TICC Capital Corp.	13,422	138,918
TradeStation Group, Inc.*	15,321	100,812
Triangle Capital Corp.	5,839	93,307

		7,691,224

Commercial Banks (4.7%)
1st Source Corp.	7,661	132,995
1st United Bancorp, Inc.*	10,805	69,476
Alliance Financial Corp./New York	2,339	70,708
American National Bankshares, Inc.	3,071	67,378
Ameris Bancorp*	11,831	110,620
Ames National Corp.	4,131	82,372
Arrow Financial Corp.	4,555	114,231
BancFirst Corp.	3,528	142,743
Banco Latinoamericano de Comercio Exterior S.A., Class E	13,308	192,301
Bancorp Rhode Island, Inc.	1,876	52,397
Bancorp, Inc./Delaware*	10,900	72,921
Bank of Marin Bancorp/California	2,685	86,564
Bank of the Ozarks, Inc.	5,693	211,153
Boston Private Financial Holdings, Inc.	34,767	227,376
Bridge Bancorp, Inc.	2,049	51,204
Bryn Mawr Bank Corp.	4,283	73,753
Camden National Corp.	3,845	133,229
Capital City Bank Group, Inc.	5,600	67,984
Cardinal Financial Corp.	14,277	137,202
Cathay General Bancorp	305,895	3,637,092
Center Financial Corp.*	17,531	89,233
Centerstate Banks, Inc.	10,996	94,346
Century Bancorp, Inc./Massachusetts, Class A	1,745	41,688
Chemical Financial Corp.	108,405	2,237,479
Citizens & Northern Corp.	6,020	78,260
Citizens Republic Bancorp, Inc.*	197,500	177,967
City Holding Co.	7,833	240,238
CNB Financial Corp./Pennsylvania	4,359	59,936
CoBiz Financial, Inc.	16,196	90,050
Columbia Banking System, Inc.	19,619	385,513
Community Bank System, Inc.	16,510	379,895
Community Trust Bancorp, Inc.	6,800	184,212
CVB Financial Corp.	44,784	336,328
Danvers Bancorp, Inc.	9,416	144,347
Eagle Bancorp, Inc.*	8,300	95,284
East West Bancorp, Inc.	223,000	3,630,440
Encore Bancshares, Inc.*	4,037	29,026
Enterprise Financial Services Corp.	7,357	68,420
F.N.B. Corp./Pennsylvania	56,806	486,259
Financial Institutions, Inc.	5,548	97,978
First Bancorp, Inc./Maine	4,297	59,427
First Bancorp/North Carolina	7,542	102,722
First Bancorp/Puerto Rico*	44,227	12,384
First Busey Corp.	25,200	114,660
First Commonwealth Financial Corp.	51,857	282,621
First Community Bancshares, Inc./Virginia	7,910	102,039
First Financial Bancorp	28,056	467,974
First Financial Bankshares, Inc.	5,823	273,623
First Financial Corp./Indiana	5,550	163,725
First Interstate Bancsystem, Inc.	6,031	81,177
First Merchants Corp.	12,693	96,848
First Midwest Bancorp, Inc./Illinois	37,001	426,622
First of Long Island Corp.	2,930	73,191
First South Bancorp, Inc./North Carolina	4,120	40,870
FirstMerit Corp.	52,945	969,952
German American Bancorp, Inc.	5,625	96,525
Glacier Bancorp, Inc.	35,844	523,322
Great Southern Bancorp, Inc.	5,079	110,570
Green Bankshares, Inc.*	5,850	39,721
Hancock Holding Co.	14,523	436,707
Hanmi Financial Corp.*	24,874	31,839
Heartland Financial USA, Inc.	6,600	101,574
Heritage Financial Corp./Washington*	5,076	71,064
Home Bancorp, Inc.*	3,993	53,426
Home Bancshares, Inc./Arkansas	10,931	222,118
Hudson Valley Holding Corp.	5,742	112,084
IBERIABANK Corp.	13,343	666,883
Independent Bank Corp./Massachusetts	10,578	238,217
International Bancshares Corp.	25,675	433,651
Investors Bancorp, Inc.*	20,659	244,603
Lakeland Bancorp, Inc.	10,304	86,863
Lakeland Financial Corp.	8,040	150,026
MainSource Financial Group, Inc.	10,081	77,019
MB Financial, Inc.	26,394	428,111
Merchants Bancshares, Inc.	2,349	58,584
Metro Bancorp, Inc.*	6,680	69,405
Midsouth Bancorp, Inc.	3,912	55,355
MidWestOne Financial Group, Inc.	3,517	51,559
Nara Bancorp, Inc.*	18,855	133,116
National Bankshares, Inc./Virginia	3,528	91,022
National Penn Bancshares, Inc.	62,727	392,044
NBT Bancorp, Inc.	17,159	378,699
Northfield Bancorp, Inc./New Jersey	9,001	97,391
Old National Bancorp/Indiana	43,512	456,876
OmniAmerican Bancorp, Inc.*	5,993	67,541
Oriental Financial Group, Inc.	22,733	302,349
Orrstown Financial Services, Inc.	3,322	76,937
Pacific Continental Corp.	9,349	84,608
PacWest Bancorp	15,410	293,715
Park National Corp.	6,141	393,270
Peapack-Gladstone Financial Corp.	4,280	50,418
Penns Woods Bancorp, Inc.	1,836	60,680
Peoples Bancorp, Inc./Ohio	58,278	720,899

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Pinnacle Financial Partners, Inc.*	16,576	$152,333
Porter Bancorp, Inc.	1,395	14,006
PrivateBancorp, Inc.	25,636	291,994
Prosperity Bancshares, Inc.	22,971	745,868
Renasant Corp.	10,439	158,777
Republic Bancorp, Inc./Kentucky, Class A	4,899	103,516
S&T Bancorp, Inc.	12,374	215,555
Sandy Spring Bancorp, Inc.	11,996	185,938
SCBT Financial Corp.	6,408	199,866
Sierra Bancorp	4,814	59,453
Simmons First National Corp., Class A	8,591	242,868
Southside Bancshares, Inc.	7,788	147,115
Southwest Bancorp, Inc./Oklahoma	9,708	125,913
State Bancorp, Inc./New York	8,477	76,123
StellarOne Corp.	11,456	145,720
Sterling Bancorp/New York	13,289	115,481
Sterling Bancshares, Inc./Texas	45,740	245,624
Suffolk Bancorp	3,448	87,303
Susquehanna Bancshares, Inc.	63,399	535,088
SVB Financial Group*	20,791	879,875
SY Bancorp, Inc.	5,053	125,415
Taylor Capital Group, Inc.*	4,748	54,460
Texas Capital Bancshares, Inc.*	18,212	314,521
Tompkins Financial Corp.	3,933	155,983
Tower Bancorp, Inc.	2,690	54,526
TowneBank/Virginia	11,782	176,259
Trico Bancshares	7,040	108,205
Trustmark Corp.	31,262	679,636
UMB Financial Corp.	15,576	553,104
Umpqua Holdings Corp.	57,085	647,344
Union First Market Bankshares Corp.	8,993	117,449
United Bankshares, Inc.	18,879	469,898
United Community Banks, Inc./Georgia*	46,919	105,099
Univest Corp. of Pennsylvania	8,286	144,674
Virginia Commerce Bancorp, Inc.*	10,027	48,731
Washington Banking Co.	7,814	108,302
Washington Trust Bancorp, Inc.	6,990	133,649
Webster Financial Corp.	32,070	563,149
WesBanco, Inc.	11,284	184,381
West Bancorp, Inc.*	8,002	50,413
West Coast Bancorp/Oregon*	46,008	104,898
Westamerica Bancorp	8,125	442,731
Western Alliance Bancorp*	29,231	195,848
Whitney Holding Corp./Louisiana	47,241	385,959
Wilshire Bancorp, Inc.	9,838	64,341
Wintrust Financial Corp.	15,547	503,878

		37,128,493

Consumer Finance (0.9%)
Advance America Cash Advance Centers, Inc.	23,926	96,422
Cash America International, Inc.	9,996	349,860
CompuCredit Holdings Corp.	6,890	33,210
EZCORP, Inc., Class A*	193,776	3,883,271
First Cash Financial Services, Inc.*	96,000	2,664,000
First Marblehead Corp.*	27,000	63,180
Nelnet, Inc., Class A	11,988	274,285
Student Loan Corp.	1,854	55,064
World Acceptance Corp.*	4,174	184,324

		7,603,616

Diversified Financial Services (0.2%)
Asset Acceptance Capital Corp.*	7,715	41,430
Asta Funding, Inc.	5,394	41,156
Compass Diversified Holdings	14,400	232,704
Encore Capital Group, Inc.*	2,232	40,221
Marlin Business Services Corp.*	4,306	51,672
Medallion Financial Corp.	7,156	55,745
NewStar Financial, Inc.*	13,011	96,411
PHH Corp.*	27,655	582,414
PICO Holdings, Inc.*	11,265	336,373
Primus Guaranty Ltd.*	8,446	38,514

		1,516,640

Insurance (7.0%)
Alterra Capital Holdings Ltd.	46,763	931,519
Ambac Financial Group, Inc.*	138,600	76,923
American Equity Investment Life Holding Co.	29,234	299,356
American National Insurance Co.	18,700	1,420,639
American Physicians Capital, Inc.	4,027	166,959
American Physicians Service Group, Inc.	3,196	103,391
American Safety Insurance Holdings Ltd.*	5,230	85,458
AMERISAFE, Inc.*	9,480	178,034
Amtrust Financial Services, Inc.	11,269	163,626
Argo Group International Holdings Ltd.	15,452	536,803
Arthur J. Gallagher & Co.	65,000	1,714,050
Aspen Insurance Holdings Ltd.	135,000	4,087,800
Baldwin & Lyons, Inc., Class B	4,066	103,480
Citizens, Inc./Texas*	17,981	123,889
CNA Surety Corp.*	8,900	159,488
CNO Financial Group, Inc.*	98,867	547,723
Delphi Financial Group, Inc., Class A	23,262	581,317
Donegal Group, Inc., Class A	5,593	73,101
EMC Insurance Group, Inc.	2,460	52,447
Employers Holdings, Inc.	21,473	338,629
Enstar Group, Ltd.*	3,477	252,430
Erie Indemnity Co., Class A	52,500	2,943,150
FBL Financial Group, Inc., Class A	6,316	164,090
First American Financial Corp.	47,845	714,804
First Mercury Financial Corp.	7,139	71,961
Flagstone Reinsurance Holdings S.A.	25,879	274,576
FPIC Insurance Group, Inc.*	4,993	175,204
Global Indemnity plc*	6,951	111,564
Greenlight Capital Reinsurance Ltd., Class A*	14,000	350,280
Hallmark Financial Services*	5,852	51,146
Hanover Insurance Group, Inc.	37,500	1,762,500
Harleysville Group, Inc.	5,777	189,428
HCC Insurance Holdings, Inc.	19,600	511,364
Hilltop Holdings, Inc.*	19,915	190,786
Horace Mann Educators Corp.	19,084	339,314
Infinity Property & Casualty Corp.	6,604	322,077
Kansas City Life Insurance Co.	2,056	64,127
Maiden Holdings Ltd.	24,912	189,580
Meadowbrook Insurance Group, Inc.	27,324	245,096
Montpelier Reinsurance Holdings Ltd.	204,481	3,541,611
National Financial Partners Corp.*	21,416	271,341
National Interstate Corp.	3,400	74,018
National Western Life Insurance Co., Class A	1,092	153,623
Navigators Group, Inc.*	6,077	271,217
NYMAGIC, Inc.	2,527	64,868
Old Republic International Corp.	390,000	5,401,500
Phoenix Cos., Inc.*	57,772	121,321
Platinum Underwriters Holdings Ltd.	20,357	885,937
PMA Capital Corp., Class A*	16,301	122,910
Presidential Life Corp.	10,338	101,312

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Primerica, Inc.	11,301	$229,862
ProAssurance Corp.*	15,998	921,325
Protective Life Corp.	294,000	6,397,440
RLI Corp.	44,617	2,526,215
Safety Insurance Group, Inc.	6,260	263,045
SeaBright Holdings, Inc.	11,024	88,853
Selective Insurance Group, Inc.	25,879	421,569
StanCorp Financial Group, Inc.	75,000	2,850,000
State Auto Financial Corp.	7,206	109,603
Stewart Information Services Corp.	8,642	97,827
Tower Group, Inc.	166,926	3,897,722
Transatlantic Holdings, Inc.	45,000	2,286,900
United Fire & Casualty Co.	11,406	241,921
Universal Insurance Holdings, Inc.	8,398	37,707
Validus Holdings Ltd.	111,800	2,947,048

		54,994,804

Real Estate Investment Trusts (REITs) (4.1%)
Acadia Realty Trust (REIT)	16,386	311,334
Agree Realty Corp. (REIT)	4,483	113,196
Alexander’s, Inc. (REIT)	400	126,312
American Campus Communities, Inc. (REIT)	32,302	983,273
American Capital Agency Corp. (REIT)	16,180	429,903
Anworth Mortgage Asset Corp. (REIT)	59,623	425,112
Apollo Commercial Real Estate Finance, Inc. (REIT)	5,816	93,463
Ashford Hospitality Trust, Inc. (REIT)*	20,559	186,059
Associated Estates Realty Corp. (REIT)	7,585	106,038
BioMed Realty Trust, Inc. (REIT)	56,346	1,009,720
CapLease, Inc. (REIT)	29,234	163,418
Capstead Mortgage Corp. (REIT)	35,100	381,537
CBL & Associates Properties, Inc. (REIT)	67,831	885,873
Cedar Shopping Centers, Inc. (REIT)	27,746	168,696
Chatham Lodging Trust (REIT)*	4,486	83,484
Chesapeake Lodging Trust (REIT)	4,200	68,712
Cogdell Spencer, Inc. (REIT)	21,809	137,833
Colonial Properties Trust (REIT)	35,274	571,086
Colony Financial, Inc. (REIT)	7,831	144,717
Cousins Properties, Inc. (REIT)	45,573	325,391
CreXus Investment Corp. (REIT)	7,300	87,819
Cypress Sharpridge Investments, Inc. (REIT)	12,357	164,966
DCT Industrial Trust, Inc. (REIT)	106,140	508,411
DiamondRock Hospitality Co. (REIT)*	77,586	736,291
DuPont Fabros Technology, Inc. (REIT)	12,960	325,944
Dynex Capital, Inc. (REIT)	7,044	75,934
EastGroup Properties, Inc. (REIT)	7,615	284,649
Education Realty Trust, Inc. (REIT)	28,977	207,186
Entertainment Properties Trust (REIT)	23,214	1,002,381
Equity Lifestyle Properties, Inc. (REIT)	4,730	257,690
Equity One, Inc. (REIT)	16,099	271,751
Excel Trust, Inc. (REIT)	7,661	86,339
Extra Space Storage, Inc. (REIT)	44,222	709,321
FelCor Lodging Trust, Inc. (REIT)*	24,711	113,671
First Industrial Realty Trust, Inc. (REIT)*	32,056	162,524
First Potomac Realty Trust (REIT)	18,879	283,185
Franklin Street Properties Corp. (REIT)	34,855	432,899
Getty Realty Corp. (REIT)	5,800	155,614
Gladstone Commercial Corp. (REIT)	4,478	76,842
Glimcher Realty Trust (REIT)	42,086	258,829
Government Properties Income Trust (REIT)	13,637	364,108
Hatteras Financial Corp. (REIT)	22,730	647,123
Healthcare Realty Trust, Inc. (REIT)	31,388	734,165
Hersha Hospitality Trust (REIT)	55,284	286,371
Highwoods Properties, Inc. (REIT)	33,700	1,094,239
Home Properties, Inc. (REIT)	12,469	659,610
Inland Real Estate Corp. (REIT)	37,472	311,392
Invesco Mortgage Capital, Inc. (REIT)	13,326	286,776
Investors Real Estate Trust (REIT)	37,710	316,010
iStar Financial, Inc. (REIT)*	46,889	143,480
Kilroy Realty Corp. (REIT)	27,325	905,551
Kite Realty Group Trust (REIT)	27,577	122,442
LaSalle Hotel Properties (REIT)	34,610	809,528
Lexington Realty Trust (REIT)	48,310	345,900
LTC Properties, Inc. (REIT)	10,184	259,896
Medical Properties Trust, Inc. (REIT)	55,713	564,930
MFA Financial, Inc. (REIT)	139,967	1,067,948
Mid-America Apartment Communities, Inc. (REIT)	6,233	363,259
Mission West Properties, Inc. (REIT)	9,403	63,752
Monmouth Real Estate Investment Corp. (REIT), Class A	13,860	108,385
MPG Office Trust, Inc. (REIT)*	23,652	59,130
National Health Investors, Inc. (REIT)	7,336	323,224
National Retail Properties, Inc. (REIT)	41,827	1,050,276
Newcastle Investment Corp. (REIT)*	31,080	96,348
NorthStar Realty Finance Corp. (REIT)	37,614	140,676
Omega Healthcare Investors, Inc. (REIT)	37,784	848,251
One Liberty Properties, Inc. (REIT)	4,513	71,802
Parkway Properties, Inc./Maryland (REIT)	10,905	161,394
Pebblebrook Hotel Trust (REIT)*	16,960	305,450
Pennsylvania Real Estate Investment Trust (REIT)	27,652	327,953
Pennymac Mortgage Investment Trust (REIT)	8,332	149,059
Post Properties, Inc. (REIT)	24,580	686,274
Potlatch Corp. (REIT)	9,806	333,404
PS Business Parks, Inc. (REIT)	7,683	434,627
RAIT Financial Trust (REIT)*	40,194	66,320
Ramco-Gershenson Properties Trust (REIT)	19,142	205,011
Redwood Trust, Inc. (REIT)	39,123	565,719
Resource Capital Corp. (REIT)	22,161	140,722
Retail Opportunity Investments Corp. (REIT)	20,580	196,951
Saul Centers, Inc. (REIT)	1,253	52,563
Sovran Self Storage, Inc. (REIT)	14,076	533,480
Strategic Hotels & Resorts, Inc. (REIT)*	53,109	225,182
Sun Communities, Inc. (REIT)	9,563	293,584
Sunstone Hotel Investors, Inc. (REIT)*	49,599	449,863

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Tanger Factory Outlet Centers (REIT)	8,880	$418,603
Terreno Realty Corp. (REIT)*	4,673	85,142
Two Harbors Investment Corp. (REIT)	13,672	123,321
UMH Properties, Inc. (REIT)	5,377	57,749
Universal Health Realty Income Trust (REIT)	2,946	101,372
Urstadt Biddle Properties, Inc. (REIT), Class A	9,507	171,887
U-Store-It Trust (REIT)	46,502	388,292
Walter Investment Management Corp. (REIT)	12,907	225,743
Washington Real Estate Investment Trust (REIT)	23,003	729,885
Winthrop Realty Trust (REIT)	9,139	112,958

		32,504,483

Real Estate Management & Development (0.1%)
Avatar Holdings, Inc.*	4,431	84,544
Consolidated-Tomoka Land Co.	2,797	79,742
Forestar Group, Inc.*	18,255	311,248
Hudson Pacific Properties, Inc. (REIT)	6,576	107,649
Tejon Ranch Co.*	4,256	92,228
Thomas Properties Group, Inc.*	17,632	62,946

		738,357

Thrifts & Mortgage Finance (1.3%)
Abington Bancorp, Inc.	10,506	110,733
Astoria Financial Corp.	42,270	576,140
Bank Mutual Corp.	22,358	116,038
BankFinancial Corp.	9,587	87,913
Beneficial Mutual Bancorp, Inc.*	17,100	153,387
Berkshire Hills Bancorp, Inc.	6,949	131,753
BofI Holding, Inc.*	3,512	41,687
Brookline Bancorp, Inc.	29,269	292,105
Clifton Savings Bancorp, Inc.	5,134	44,152
Dime Community Bancshares, Inc.	13,227	183,194
Doral Financial Corp.*	9,307	15,450
ESB Financial Corp.	4,460	62,083
ESSA Bancorp, Inc.	6,872	81,364
Farmer Mac, Class C	4,793	51,860
First Financial Holdings, Inc.	8,310	92,573
Flagstar Bancorp, Inc.*	23,012	41,882
Flushing Financial Corp.	15,469	178,822
Fox Chase Bancorp, Inc.*	2,812	26,602
Home Federal Bancorp, Inc./Idaho	8,281	100,780
Kearny Financial Corp.	7,603	67,134
K-Fed Bancorp	1,894	14,944
Meridian Interstate Bancorp, Inc.*	4,668	49,201
MGIC Investment Corp.*	98,945	913,262
NASB Financial, Inc.	1,711	28,317
NewAlliance Bancshares, Inc.	52,722	665,352
Northwest Bancshares, Inc.	53,633	600,153
OceanFirst Financial Corp.	6,973	85,559
Ocwen Financial Corp.*	37,117	376,366
Oritani Financial Corp.	18,830	187,923
PMI Group, Inc.*	71,326	261,766
Provident Financial Services, Inc.	29,811	368,464
Provident New York Bancorp	19,476	163,404
Radian Group, Inc.	66,412	519,342
Rockville Financial, Inc.	4,181	48,040
Roma Financial Corp.	4,062	42,773
Territorial Bancorp, Inc.	6,000	100,980
TrustCo Bank Corp. NY	490,142	2,725,190
United Financial Bancorp, Inc.	8,151	110,120
ViewPoint Financial Group	4,580	42,365
Waterstone Financial, Inc.*	3,732	14,891
Westfield Financial, Inc.	14,940	116,532
WSFS Financial Corp.	2,475	92,837

		9,983,433

Total Financials		152,161,050

Health Care (4.6%)
Biotechnology (0.2%)
Alkermes, Inc.*	33,768	494,701
Celera Corp.*	37,929	255,641
Enzon Pharmaceuticals, Inc.*	9,464	106,470
Exelixis, Inc.*	25,038	98,149
Infinity Pharmaceuticals, Inc.*	2,404	13,246
Inovio Pharmaceuticals, Inc.*	15,653	19,566
Lexicon Pharmaceuticals, Inc.*	65,743	105,189
Martek Biosciences Corp.*	16,676	377,378
Maxygen, Inc.*	14,164	82,010
Progenics Pharmaceuticals, Inc.*	4,182	21,119

		1,573,469

Health Care Equipment & Supplies (1.8%)
Alphatec Holdings, Inc.*	5,681	12,101
Analogic Corp.	1,800	80,784
AngioDynamics, Inc.*	12,277	187,101
Beckman Coulter, Inc.	18,500	902,615
Cantel Medical Corp.	6,367	103,145
CONMED Corp.*	14,588	326,917
CryoLife, Inc.*	12,815	77,787
Cutera, Inc.*	6,323	51,216
Cynosure, Inc., Class A*	4,896	49,988
DynaVox, Inc., Class A*	4,078	33,113
Exactech, Inc.*	1,346	21,967
Greatbatch, Inc.*	11,439	265,270
ICU Medical, Inc.*	4,389	163,666
Invacare Corp.	13,604	360,642
Medical Action Industries, Inc.*	7,091	64,174
Merit Medical Systems, Inc.*	1,347	21,404
NxStage Medical, Inc.*	970	18,527
Palomar Medical Technologies, Inc.*	3,897	40,256
Rochester Medical Corp.*	190,000	2,072,900
RTI Biologics, Inc.*	25,692	67,570
Solta Medical, Inc.*	20,865	41,730
STERIS Corp.	108,437	3,602,277
SurModics, Inc.*	3,639	43,377
Symmetry Medical, Inc.*	17,907	172,624
Syneron Medical Ltd.*	13,310	132,035
Teleflex, Inc.	61,000	3,463,580
TomoTherapy, Inc.*	15,857	55,817
West Pharmaceutical Services, Inc.	45,000	1,543,950
Wright Medical Group, Inc.*	7,033	101,346
Young Innovations, Inc.	1,928	55,160

		14,133,039

Health Care Providers & Services (1.4%)
Allied Healthcare International, Inc.*	21,585	53,963
America Service Group, Inc.	220,000	3,273,600
American Dental Partners, Inc.*	7,447	89,811
AMERIGROUP Corp.*	22,035	935,826
AMN Healthcare Services, Inc.*	8,977	46,142
Amsurg Corp.*	15,427	269,664
Assisted Living Concepts, Inc., Class A*	4,956	150,861
BioScrip, Inc.*	5,300	27,348
Capital Senior Living Corp.*	13,600	72,488
CardioNet, Inc.*	8,819	39,774
Centene Corp.*	24,263	572,364

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Chindex International, Inc.*	3,973	$60,032
Continucare Corp.*	3,830	16,086
Cross Country Healthcare, Inc.*	15,609	112,229
Five Star Quality Care, Inc.*	15,746	79,517
Gentiva Health Services, Inc.*	9,520	208,012
Hanger Orthopedic Group, Inc.*	6,442	93,667
HealthSouth Corp.*	2,636	50,611
Healthspring, Inc.*	28,492	736,233
Healthways, Inc.*	17,002	197,903
Kindred Healthcare, Inc.*	19,500	253,890
Magellan Health Services, Inc.*	16,440	776,626
MedCath Corp.*	10,232	103,036
Molina Healthcare, Inc.*	2,737	73,872
National Healthcare Corp.	4,417	163,738
Owens & Minor, Inc.	6,624	188,519
PharMerica Corp.*	9,248	88,133
Prospect Medical Holdings, Inc.*	2,620	22,270
Psychiatric Solutions, Inc.*	7,645	256,490
RehabCare Group, Inc.*	10,023	202,665
Res-Care, Inc.*	12,612	167,361
Select Medical Holdings Corp.*	24,929	191,953
Skilled Healthcare Group, Inc., Class A*	9,802	38,522
Sun Healthcare Group, Inc.*	36,991	313,314
Triple-S Management Corp., Class B*	10,038	169,140
Universal American Corp.	15,230	224,643
WellCare Health Plans, Inc.*	20,814	602,773

		10,923,076

Health Care Technology (0.0%)
Vital Images, Inc.*	2,147	28,405

Life Sciences Tools & Services (0.9%)
Accelrys, Inc.*	12,803	89,109
Affymetrix, Inc.*	31,426	143,303
Albany Molecular Research, Inc.*	12,088	77,121
Cambrex Corp.*	15,101	64,179
Kendle International, Inc.*	7,034	65,557
Mettler-Toledo International, Inc.*	30,500	3,795,420
Pharmaceutical Product Development, Inc.	120,000	2,974,800

		7,209,489

Pharmaceuticals (0.3%)
BMP Sunstone Corp.*	11,267	85,629
Caraco Pharmaceutical Laboratories Ltd.*	3,000	16,140
Cornerstone Therapeutics, Inc.*	4,108	29,002
Cypress Bioscience, Inc.*	17,016	65,512
Impax Laboratories, Inc.*	3,349	66,310
Lannett Co., Inc.*	3,854	17,651
Medicines Co.*	11,928	169,378
Medicis Pharmaceutical Corp., Class A	30,128	893,295
Par Pharmaceutical Cos., Inc.*	17,582	511,285
Sucampo Pharmaceuticals, Inc., Class A*	5,407	20,276
SuperGen, Inc.*	26,798	56,008
ViroPharma, Inc.*	38,901	580,014

		2,510,500

Total Health Care		36,377,978

Industrials (19.9%)
Aerospace & Defense (0.9%)
AAR Corp.*	19,431	362,582
Applied Signal Technology, Inc.	3,510	87,329
Ceradyne, Inc.*	92,955	2,170,499
Cubic Corp.	4,392	179,194
Curtiss-Wright Corp.	22,510	682,053
Ducommun, Inc.	5,254	114,432
Esterline Technologies Corp.*	14,601	835,615
GenCorp, Inc.*	26,950	132,594
Global Defense Technology & Systems, Inc.*	1,635	22,400
Herley Industries, Inc.*	6,782	111,903
Hexcel Corp.*	8,428	149,934
Kratos Defense & Security Solutions, Inc.*	7,801	83,081
Ladish Co., Inc.*	7,850	244,371
LMI Aerospace, Inc.*	4,382	69,761
Moog, Inc., Class A*	22,364	794,146
Orbital Sciences Corp.*	16,613	254,179
Teledyne Technologies, Inc.*	13,071	520,487
Triumph Group, Inc.	8,180	610,146

		7,424,706

Air Freight & Logistics (0.1%)
Air Transport Services Group, Inc.*	26,919	163,937
Atlas Air Worldwide Holdings, Inc.*	12,694	638,508
Dynamex, Inc.*	2,779	42,380

		844,825

Airlines (0.9%)
AirTran Holdings, Inc.*	66,189	486,489
Alaska Air Group, Inc.*	16,595	846,843
Hawaiian Holdings, Inc.*	19,375	116,056
JetBlue Airways Corp.*	120,027	802,981
Pinnacle Airlines Corp.*	9,205	49,983
Republic Airways Holdings, Inc.*	16,943	140,288
SkyWest, Inc.	260,536	3,637,083
U.S. Airways Group, Inc.*	79,357	734,052

		6,813,775

Building Products (2.0%)
A.O. Smith Corp.	21,847	1,264,723
American Woodmark Corp.	121,283	2,150,348
Ameron International Corp.	4,616	313,703
Apogee Enterprises, Inc.	250,250	2,289,787
Builders FirstSource, Inc.*	19,024	43,375
Gibraltar Industries, Inc.*	265,083	2,380,445
Griffon Corp.*	22,395	272,995
Insteel Industries, Inc.	8,481	76,159
PGT, Inc.*	6,868	15,659
Quanex Building Products Corp.	14,969	258,515
Simpson Manufacturing Co., Inc.	101,874	2,626,312
Universal Forest Products, Inc.	126,675	3,705,244

		15,397,265

Commercial Services & Supplies (2.4%)
ABM Industries, Inc.	185,529	4,005,571
ACCO Brands Corp.*	27,438	157,769
American Reprographics Co.*	15,611	122,546
ATC Technology Corp.*	6,072	150,221
Bowne & Co., Inc.	5,198	58,893
Brink’s Co.	3,768	86,664
Copart, Inc.*	85,000	2,802,450
Courier Corp.	5,096	72,465
Deluxe Corp.	1,591	30,436
EnergySolutions, Inc.	44,185	222,251
Ennis, Inc.	10,308	184,410
Fuel Tech, Inc.*	8,980	56,305
G&K Services, Inc., Class A	9,330	213,284
GEO Group, Inc.*	13,694	319,755
Kimball International, Inc., Class B	15,826	92,266
M&F Worldwide Corp.*	5,075	123,576
McGrath RentCorp	7,089	169,782
Metalico, Inc.*	18,786	71,950

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Mine Safety Appliances Co.	97,934	$2,654,011
Mobile Mini, Inc.*	218,089	3,345,485
Multi-Color Corp.	4,959	76,369
Steelcase, Inc., Class A	33,907	282,445
Sykes Enterprises, Inc.*	17,977	244,128
Team, Inc.*	172,682	2,971,857
UniFirst Corp.	7,042	310,904
United Stationers, Inc.*	4,471	239,243
Viad Corp.	9,006	174,176

		19,239,212

Construction & Engineering (1.8%)
Argan, Inc.*	3,185	29,780
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)*	90,000	2,200,500
Comfort Systems USA, Inc.	18,800	201,724
Dycom Industries, Inc.*	19,370	193,506
EMCOR Group, Inc.*	111,244	2,735,490
Furmanite Corp.*	370,000	1,805,600
Granite Construction, Inc.	148,365	3,373,820
Great Lakes Dredge & Dock Corp.	18,863	109,594
Insituform Technologies, Inc., Class A*	2,789	67,438
Layne Christensen Co.*	9,789	253,437
MasTec, Inc.*	26,158	269,950
Michael Baker Corp.*	3,436	113,251
MYR Group, Inc.*	8,425	138,086
Northwest Pipe Co.*	4,595	80,412
Orion Marine Group, Inc.*	195,000	2,419,950
Pike Electric Corp.*	8,239	59,980
Primoris Services Corp.	8,685	56,800
Sterling Construction Co., Inc.*	8,070	99,907
Tutor Perini Corp.*	12,781	256,770

		14,465,995

Electrical Equipment (1.3%)
Advanced Battery Technologies, Inc.*	10,246	36,783
AZZ, Inc.	413	17,693
Baldor Electric Co.	1,410	56,964
Brady Corp., Class A	127,039	3,705,728
Broadwind Energy, Inc.*	33,966	63,517
Encore Wire Corp.	9,153	187,728
EnerSys*	16,801	419,521
Franklin Electric Co., Inc.	53,021	1,758,176
Generac Holdings, Inc.*	6,100	83,204
Hoku Corp.*	7,817	21,341
LSI Industries, Inc.	9,791	62,858
Powell Industries, Inc.*	36,594	1,138,805
Preformed Line Products Co.	1,043	36,369
Roper Industries, Inc.	35,000	2,281,300

		9,869,987

Industrial Conglomerates (0.5%)
Carlisle Cos., Inc.	95,000	2,845,250
Otter Tail Corp.	16,814	342,837
Seaboard Corp.	156	276,276
Standex International Corp.	5,161	124,845
Tredegar Corp.	11,425	216,847
United Capital Corp.*	919	22,359

		3,828,414

Machinery (5.5%)
Alamo Group, Inc.	3,077	68,709
Albany International Corp., Class A	11,102	210,050
American Railcar Industries, Inc.*	4,736	74,260
Ampco-Pittsburgh Corp.	3,836	95,209
Astec Industries, Inc.*	97,882	2,792,573
Barnes Group, Inc.	3,122	54,916
Briggs & Stratton Corp.	110,675	2,103,932
Cascade Corp.	4,541	144,404
Chart Industries, Inc.*	14,114	287,361
CIRCOR International, Inc.	41,105	1,298,918
CLARCOR, Inc.	1,646	63,585
CNH Global N.V.*	13,500	494,640
Columbus McKinnon Corp.*	9,551	158,451
Commercial Vehicle Group, Inc.*	12,048	122,649
Douglas Dynamics, Inc.	5,631	69,543
Dynamic Materials Corp.	3,784	57,176
EnPro Industries, Inc.*	5,997	187,586
ESCO Technologies, Inc.	12,958	430,983
Federal Signal Corp.	30,940	166,767
Flow International Corp.*	100	263
Force Protection, Inc.*	34,423	173,492
FreightCar America, Inc.	5,895	145,017
Gardner Denver, Inc.	70,600	3,789,808
Graco, Inc.	102,700	3,258,671
Greenbrier Cos., Inc.*	9,503	148,152
Kadant, Inc.*	4,600	86,986
Kennametal, Inc.	107,000	3,309,510
L.B. Foster Co., Class A*	5,117	148,086
Lincoln Electric Holdings, Inc.	48,000	2,775,360
Lydall, Inc.*	8,445	62,155
Met-Pro Corp.	7,029	70,923
Miller Industries, Inc.	5,025	67,988
Mueller Industries, Inc.	164,329	4,353,075
Mueller Water Products, Inc., Class A	5,126	15,481
NACCO Industries, Inc., Class A	231	20,187
Nordson Corp.	64,500	4,753,005
Robbins & Myers, Inc.	13,493	361,343
Tecumseh Products Co., Class A*	9,310	106,786
Thermadyne Holdings Corp.*	4,044	57,142
Timken Co.	26,000	997,360
Titan International, Inc.	14,857	201,609
Trinity Industries, Inc.	205,000	4,565,350
Twin Disc, Inc.	3,764	52,508
Wabash National Corp.*	288,967	2,337,743
Watts Water Technologies, Inc., Class A	80,447	2,739,220

		43,478,932

Marine (0.5%)
American Commercial Lines, Inc.*	4,537	126,492
Baltic Trading Ltd.	8,051	88,641
Eagle Bulk Shipping, Inc.*	31,071	162,191
Excel Maritime Carriers Ltd.*	19,341	108,696
Genco Shipping & Trading Ltd.*	12,898	205,594
Horizon Lines, Inc., Class A	15,009	63,038
International Shipholding Corp.	2,759	77,914
Kirby Corp.*	73,000	2,924,380
Ultrapetrol Bahamas Ltd.*	11,241	72,167

		3,829,113

Professional Services (0.5%)
Administaff, Inc.	71,000	1,912,030
Barrett Business Services, Inc.	1,349	20,491
CBIZ, Inc.*	9,967	59,104
CDI Corp.	5,462	70,569
CRA International, Inc.*	4,535	81,857
Dolan Co.*	8,469	96,293
GP Strategies Corp.*	5,446	49,504
Heidrick & Struggles International, Inc.	8,033	156,483
Hill International, Inc.*	9,834	44,056
Huron Consulting Group, Inc.*	7,399	162,704
ICF International, Inc.*	5,545	139,013
Kelly Services, Inc., Class A*	11,855	139,059

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Korn/Ferry International*	21,685	$358,670
LECG Corp.*	10,754	11,829
Navigant Consulting, Inc.*	19,123	222,400
On Assignment, Inc.*	16,390	86,048
School Specialty, Inc.*	6,029	78,437
SFN Group, Inc.*	22,703	136,445
TrueBlue, Inc.*	8,167	111,480
VSE Corp.	1,051	37,069

		3,973,541

Road & Rail (2.3%)
Amerco, Inc.*	4,128	328,094
Arkansas Best Corp.	12,646	306,413
Celadon Group, Inc.*	4,021	55,530
Genesee & Wyoming, Inc., Class A*	170,100	7,380,639
Marten Transport Ltd.	106,491	2,468,461
Old Dominion Freight Line, Inc.*	2,082	52,924
P.A.M. Transportation Services, Inc.*	2,364	29,739
Patriot Transportation Holding, Inc.*	701	49,161
Quality Distribution, Inc.*	3,294	20,983
RailAmerica, Inc.*	11,364	109,435
Roadrunner Transportation Systems, Inc.*	2,073	22,471
Saia, Inc.*	233,006	3,478,780
Universal Truckload Services, Inc.*	3,093	48,436
USA Truck, Inc.*	3,966	59,411
Vitran Corp., Inc.*	300,000	3,285,000
Werner Enterprises, Inc.	18,075	370,357

		18,065,834

Trading Companies & Distributors (1.2%)
Aceto Corp.	12,677	86,077
Aircastle Ltd.	25,262	214,222
Applied Industrial Technologies, Inc.	50,000	1,530,000
CAI International, Inc.*	3,263	49,500
DXP Enterprises, Inc.*	149,000	2,828,020
H&E Equipment Services, Inc.*	14,000	111,580
Interline Brands, Inc.*	15,000	270,600
Kaman Corp.	5,978	156,683
Lawson Products, Inc.	2,101	32,082
RSC Holdings, Inc.*	24,180	180,383
Rush Enterprises, Inc., Class A*	15,840	242,986
TAL International Group, Inc.	141,500	3,427,130
Titan Machinery, Inc.*	4,365	71,149
United Rentals, Inc.*	30,189	448,005

		9,648,417

Total Industrials		156,880,016

Information Technology (4.3%)
Communications Equipment (0.6%)
ADC Telecommunications, Inc.*	7,088	89,805
Anaren, Inc.*	6,484	108,866
Arris Group, Inc.*	50,493	493,317
Aviat Networks, Inc.*	29,814	121,939
Bel Fuse, Inc., Class B	5,009	104,287
BigBand Networks, Inc.*	13,070	37,119
Black Box Corp.	8,809	282,417
Comtech Telecommunications Corp.*	8,869	242,567
Digi International, Inc.*	10,480	99,455
EMS Technologies, Inc.*	7,147	133,149
Emulex Corp.*	39,822	415,742
Extreme Networks, Inc.*	33,009	102,658
Globecomm Systems, Inc.*	10,283	86,069
Harmonic, Inc.*	37,929	260,952
Hughes Communications, Inc.*	1,629	44,390
Infinera Corp.*	3,204	37,391
Oplink Communications, Inc.*	6,406	127,095
Opnext, Inc.*	21,395	33,590
PC-Tel, Inc.*	9,900	60,786
Powerwave Technologies, Inc.*	66,455	120,948
SeaChange International, Inc.*	7,551	55,953
Sonus Networks, Inc.*	18,067	63,776
Sycamore Networks, Inc.	9,642	312,497
Symmetricom, Inc.*	22,075	126,269
Tekelec*	29,576	383,305
UTStarcom, Inc.*	58,519	126,986
ViaSat, Inc.*	10,362	425,982

		4,497,310

Computers & Peripherals (0.1%)
Avid Technology, Inc.*	14,417	189,007
Cray, Inc.*	10,055	66,363
Electronics for Imaging, Inc.*	22,709	275,233
Hutchinson Technology, Inc.*	11,496	39,891
Imation Corp.*	14,856	138,607
Intermec, Inc.*	9,696	118,873
Intevac, Inc.*	6,894	69,009
Novatel Wireless, Inc.*	13,813	108,846
Quantum Corp.*	9,565	20,278
Rimage Corp.*	4,775	78,501
Silicon Graphics International Corp.*	14,287	110,867

		1,215,475

Electronic Equipment, Instruments & Components (1.6%)
Agilysys, Inc.*	8,300	53,950
Anixter International, Inc.*	7,016	378,794
Benchmark Electronics, Inc.*	310,400	5,090,560
Checkpoint Systems, Inc.*	11,965	243,488
Cogent, Inc.*	19,277	205,107
Cognex Corp.	4,251	114,012
Coherent, Inc.*	3,963	158,560
CPI International, Inc.*	3,300	46,200
CTS Corp.	12,214	117,499
Daktronics, Inc.	13,575	133,306
Electro Rent Corp.	8,249	109,547
Electro Scientific Industries, Inc.*	12,585	139,819
Gerber Scientific, Inc.*	12,482	77,014
ICx Technologies, Inc.*	5,341	40,325
Insight Enterprises, Inc.*	17,695	276,750
L-1 Identity Solutions, Inc.*	37,824	443,675
Littelfuse, Inc.*	1,606	70,182
Measurement Specialties, Inc.*	7,320	135,274
Mercury Computer Systems, Inc.*	10,200	122,706
Methode Electronics, Inc.	7,988	72,531
Multi-Fineline Electronix, Inc.*	681	14,975
Newport Corp.*	12,819	145,367
OSI Systems, Inc.*	2,077	75,437
Park Electrochemical Corp.	4,012	105,676
PC Connection, Inc.*	4,829	32,982
RadiSys Corp.*	3,257	30,681
Richardson Electronics Ltd.	5,246	55,083
Rofin-Sinar Technologies, Inc.*	110,096	2,794,236
Rogers Corp.*	5,293	166,624
Scansource, Inc.*	13,391	371,466
SMART Modular Technologies (WWH), Inc.*	10,763	64,901
Spectrum Control, Inc.*	4,079	60,043
SYNNEX Corp.*	11,147	313,677
Tessco Technologies, Inc.	1,132	17,059
TTM Technologies, Inc.*	30,726	300,807
X-Rite, Inc.*	16,400	62,156
Zygo Corp.*	7,504	73,539

		12,714,008

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Internet Software & Services (0.4%)
DealerTrack Holdings, Inc.*	3,269	$55,835
Digital River, Inc.*	17,053	580,484
DivX, Inc.*	9,522	90,745
EarthLink, Inc.	53,700	488,133
InfoSpace, Inc.*	15,575	134,879
Internap Network Services Corp.*	26,047	127,891
Internet Brands, Inc., Class A*	11,081	147,156
Internet Capital Group, Inc.*	16,796	185,260
j2 Global Communications, Inc.*	6,838	162,676
Keynote Systems, Inc.	5,604	65,118
Knot, Inc.*	6,869	62,714
Limelight Networks, Inc.*	3,569	20,986
Marchex, Inc., Class B	9,969	54,331
ModusLink Global Solutions, Inc.*	20,914	132,804
Perficient, Inc.*	3,781	34,558
RealNetworks, Inc.*	41,446	135,114
TechTarget, Inc.*	2,495	13,099
United Online, Inc	33,929	194,074
ValueClick, Inc.*	8,819	115,352

		2,801,209

IT Services (0.3%)
CACI International, Inc., Class A*	13,992	633,278
CIBER, Inc.*	31,396	94,502
Computer Task Group, Inc.*	2,589	19,780
CSG Systems International, Inc.*	9,109	166,057
Euronet Worldwide, Inc.*	24,105	433,649
Global Cash Access Holdings, Inc.*	2,600	10,608
Hackett Group, Inc.*	5,827	24,065
Integral Systems, Inc.*	8,471	62,516
ManTech International Corp., Class A*	964	38,174
Online Resources Corp.*	8,869	39,378
SRA International, Inc., Class A*	19,744	389,352
Tier Technologies, Inc.*	4,128	22,869
Unisys Corp.*	12,682	353,828
Virtusa Corp.*	3,195	30,960

		2,319,016

Semiconductors & Semiconductor Equipment (1.0%)
Actel Corp.*	4,679	74,630
Advanced Analogic Technologies, Inc.*	16,787	58,922
Advanced Energy Industries, Inc.*	6,674	87,162
Alpha & Omega Semiconductor Ltd.*	2,272	25,810
ANADIGICS, Inc.*	8,640	52,618
ATMI, Inc.*	14,742	219,066
Axcelis Technologies, Inc.*	46,873	90,465
AXT, Inc.*	9,140	60,507
Brooks Automation, Inc.*	13,454	90,276
Cabot Microelectronics Corp.*	9,157	294,672
Cohu, Inc.	234,697	2,954,835
Cymer, Inc.*	11,384	422,119
DSP Group, Inc.*	11,614	81,298
Energy Conversion Devices, Inc.*	17,505	87,875
Entegris, Inc.*	44,970	210,010
Evergreen Solar, Inc.*	94,622	69,453
Exar Corp.*	16,019	95,954
FEI Co.*	13,605	266,250
FormFactor, Inc.*	24,469	210,433
GSI Technology, Inc.*	2,920	16,732
Ikanos Communications, Inc.*	12,508	14,885
Integrated Device Technology, Inc.*	30,397	177,822
Integrated Silicon Solution, Inc.*	1,424	12,261
IXYS Corp.*	4,544	43,395
Kopin Corp.*	20,463	72,644
Microsemi Corp.*	25,186	431,940
Microtune, Inc.*	23,383	67,811
MKS Instruments, Inc.*	14,631	263,065
OmniVision Technologies, Inc.*	6,152	141,742
Pericom Semiconductor Corp.*	11,263	97,876
Photronics, Inc.*	26,767	141,597
Sigma Designs, Inc.*	13,013	149,519
Silicon Image, Inc.*	9,118	43,584
Standard Microsystems Corp.*	7,732	176,367
Tessera Technologies, Inc.*	10,362	191,697
Trident Microsystems, Inc.*	32,000	54,720
Ultratech, Inc.*	2,319	39,655
Zoran Corp.*	22,716	173,550

		7,763,217

Software (0.3%)
CDC Corp., Class A*	16,223	68,623
Epicor Software Corp.*	9,693	84,329
EPIQ Systems, Inc.	15,161	185,874
ePlus, Inc.*	1,875	40,219
Fair Isaac Corp.	20,642	509,032
FalconStor Software, Inc.*	8,058	24,657
JDA Software Group, Inc.*	16,904	428,685
Mentor Graphics Corp.*	30,552	322,935
Quest Software, Inc.*	2,947	72,467
RealD, Inc.*	3,828	70,780
S1 Corp.*	25,897	134,923
Smith Micro Software, Inc.*	1,954	19,423
Take-Two Interactive Software, Inc.*	32,143	325,930
TeleCommunication Systems, Inc., Class A*	13,380	52,316
THQ, Inc.*	6,700	26,934
VASCO Data Security International, Inc.*	2,881	18,726

		2,385,853

Total Information Technology		33,696,088

Materials (5.5%)
Chemicals (2.7%)
A. Schulman, Inc.	14,909	300,416
American Vanguard Corp.	10,285	63,561
Arch Chemicals, Inc.	4,474	156,993
Cabot Corp.	85,000	2,768,450
Ferro Corp.*	24,295	313,162
Georgia Gulf Corp.*	16,529	270,084
H.B. Fuller Co.	111,294	2,211,412
Hawkins, Inc.	775	27,450
Innophos Holdings, Inc.	8,000	264,800
Kraton Performance Polymers, Inc.*	872	23,675
Landec Corp.*	10,940	67,937
Minerals Technologies, Inc.	8,580	505,534
NL Industries, Inc.	2,000	18,160
Olin Corp.	16,392	330,463
OM Group, Inc.*	15,404	463,968
PolyOne Corp.*	13,244	160,120
Quaker Chemical Corp.	1,545	50,305
Rockwood Holdings, Inc.*	6,697	210,755
RPM International, Inc.	216,300	4,308,696
Sensient Technologies Corp.	82,194	2,506,095
Spartech Corp.*	8,418	69,112
TPC Group, Inc.*	3,928	93,565
W.R. Grace & Co.*	30,052	839,653
Westlake Chemical Corp.	177,846	5,322,931
Zoltek Cos., Inc.*	13,855	134,671

		21,481,968

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Construction Materials (0.1%)
Headwaters, Inc.*	30,121	$108,436
Texas Industries, Inc.	10,430	328,753

		437,189

Containers & Packaging (0.5%)
AEP Industries, Inc.*	1,241	29,313
AptarGroup, Inc.	53,800	2,457,046
Boise, Inc.*	34,575	224,392
Graham Packaging Co., Inc.*	7,881	93,154
Graphic Packaging Holding Co.*	56,042	187,180
Myers Industries, Inc.	17,687	151,931
Rock-Tenn Co., Class A	12,588	627,008
Silgan Holdings, Inc.	13,213	418,852

		4,188,876

Metals & Mining (1.9%)
A.M. Castle & Co.*	8,343	110,545
Brush Engineered Materials, Inc.*	9,360	266,198
Century Aluminum Co.*	31,752	418,174
Coeur d’Alene Mines Corp.*	41,141	819,529
Commercial Metals Co.	130,000	1,883,700
Haynes International, Inc.	5,285	184,552
Hecla Mining Co.*	126,733	800,953
Horsehead Holding Corp.*	20,598	203,302
Kaiser Aluminum Corp.	7,338	313,993
Metals USA Holdings Corp.*	2,676	34,734
Molycorp, Inc.*	7,053	199,529
Olympic Steel, Inc.	4,558	104,788
Reliance Steel & Aluminum Co.	100,000	4,153,000
RTI International Metals, Inc.*	13,037	399,193
Steel Dynamics, Inc.	240,000	3,386,400
Thompson Creek Metals Co., Inc.*	61,238	660,146
U.S. Energy Corp. Wyoming*	13,216	60,001
United States Steel Corp.	11,000	482,240
Universal Stainless & Alloy Products, Inc.*	3,421	84,020
Worthington Industries, Inc.	11,830	177,805

		14,742,802

Paper & Forest Products (0.3%)
Buckeye Technologies, Inc.	19,623	288,654
Clearwater Paper Corp.*	1,388	105,599
KapStone Paper and Packaging Corp.*	19,083	231,668
Louisiana-Pacific Corp.*	63,281	479,037
Neenah Paper, Inc.	3,746	56,939
P.H. Glatfelter Co.	107,280	1,304,525
Wausau Paper Corp.*	21,152	175,350

		2,641,772

Total Materials		43,492,607

Telecommunication Services (0.4%)
Diversified Telecommunication Services (0.4%)
Cincinnati Bell, Inc.*	72,559	193,732
Consolidated Communications Holdings, Inc.	2,811	52,481
General Communication, Inc., Class A*	23,714	236,429
Global Crossing Ltd.*	5,952	76,543
Globalstar, Inc.*	34,308	59,696
IDT Corp., Class B*	7,085	126,042
Iridium Communications, Inc.*	16,812	143,574
PAETEC Holding Corp.*	19,864	81,641
Premiere Global Services, Inc.*	274,646	1,944,494
Vonage Holdings Corp.*	30,674	78,219

		2,992,851

Wireless Telecommunication Services (0.0%)
FiberTower Corp.*	22,390	94,933
ICO Global Communications Holdings Ltd.*	19,187	31,467
USA Mobility, Inc.	4,670	74,860

		201,260

Total Telecommunication Services		3,194,111

Utilities (3.3%)
Electric Utilities (1.6%)
Allete, Inc.	15,479	563,900
Central Vermont Public Service Corp.	6,125	123,541
Cleco Corp.	30,050	890,081
El Paso Electric Co.*	22,068	524,777
Empire District Electric Co.	19,749	397,942
IDACORP, Inc.	23,738	852,669
MGE Energy, Inc.	11,570	458,056
NV Energy, Inc.	313,800	4,126,470
PNM Resources, Inc.	239,319	2,725,843
Portland General Electric Co.	37,435	759,182
UIL Holdings Corp.	24,873	700,424
UniSource Energy Corp.	18,064	603,880
Unitil Corp.	5,263	115,523

		12,842,288

Gas Utilities (1.2%)
Atmos Energy Corp.	14,800	432,900
Chesapeake Utilities Corp.	4,739	171,647
Energen Corp.	58,000	2,651,760
Laclede Group, Inc.	11,032	379,721
New Jersey Resources Corp.	20,531	805,226
Nicor, Inc.	22,280	1,020,870
Northwest Natural Gas Co.	13,265	629,424
Piedmont Natural Gas Co., Inc.	35,127	1,018,683
South Jersey Industries, Inc.	12,165	601,803
Southwest Gas Corp.	22,080	741,667
WGL Holdings, Inc.	24,928	941,780

		9,395,481

Independent Power Producers & Energy Traders (0.0%)
Dynegy, Inc.*	50,147	244,216

Multi-Utilities (0.3%)
Avista Corp.	27,484	573,866
Black Hills Corp.	19,544	609,773
CH Energy Group, Inc.	7,843	346,347
NorthWestern Corp.	18,033	513,940

		2,043,926

Water Utilities (0.2%)
American States Water Co.	9,328	333,756
Artesian Resources Corp., Class A	3,266	62,283
California Water Service Group	9,841	363,625
Connecticut Water Service, Inc.	4,315	103,344
Consolidated Water Co., Ltd.	7,352	69,697
Middlesex Water Co.	6,890	116,027
SJW Corp.	6,578	162,016
York Water Co.	6,393	102,480

		1,313,228

Total Utilities		25,839,139

Total Common Stocks (79.1%) (Cost $611,038,914)		623,321,857

INVESTMENT COMPANIES:
Investment Companies(0.0%)
Kayne Anderson Energy Development Co.	5,060	81,213

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
THL Credit, Inc.	4,471	$52,668

Total Investment Companies (0.0%) (Cost $117,836)		133,881

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Government Securities (0.5%)
Federal Farm Credit Bank
0.01%, 10/1/10 (o)(p)	$3,720,000	3,719,999

Short-Term Investment (18.5%)
BlackRock Liquidity Funds TempFund
0.23%‡	145,639,425	145,639,425

Time Deposit (0.2%)
JPMorgan Chase Nassau
0.000%, 10/1/10	1,441,335	1,441,335

Total Short-Term Investments (19.2%) (Cost/Amortized Cost $150,800,761)		150,800,759

Total Investments (98.3%) (Cost/Amortized Cost $761,957,511)		774,256,497
Other Assets Less Liabilities (1.7%)		13,294,851

Net Assets (100%)		$787,551,348

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

(o)	Discount Note Security. Effective rate calculated as of September 30, 2010.

(p)	Yield to maturity.

Investments in companies which were affiliates for the nine months ended September 30, 2010, were as follows:

Securities	Market Value December 31, 2009	Purchases at Cost	Sales at Cost	Market Value September 30, 2010	Dividend Income	Realized Gain (Loss)
BlackRock Liquidity Funds TempFund	$—	$264,461,834	$118,822,409	$145,639,425	$106,641	$—

At September 30, 2010, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2010	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index	2,350	December-10	$147,571,533	$158,507,500	$10,935,967

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$92,138,245	$—	$—	$92,138,245
Consumer Staples	14,168,100	—	—	14,168,100
Energy	65,374,523	—	—	65,374,523
Financials	152,161,050	—	—	152,161,050
Health Care	36,377,978	—	—	36,377,978
Industrials	156,880,016	—	—	156,880,016
Information Technology	33,696,088	—	—	33,696,088
Materials	43,492,607	—	—	43,492,607
Telecommunication Services	3,194,111	—	—	3,194,111
Utilities	25,839,139	—	—	25,839,139
Futures	10,935,967	—	—	10,935,967
Investment Companies
Investment Companies	133,881	—	—	133,881
Short-Term Investments	—	150,800,759	—	150,800,759

Total Assets	$634,391,705	$150,800,759	$—	$785,192,464

Total Liabilities	$—	$—	$—	$—

Total	$634,391,705	$150,800,759	$—	$785,192,464

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities-Financials
Balance as of 12/31/09	$1,124
Total gains or losses (realized/unrealized) included in earnings	—
Purchases, sales, issuances, and settlements (net)	(1,124)
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 9/30/10	$—

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 9/30/10.	$—

Investment security transactions for the nine months ended September 30, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$129,290,987
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$329,597,175

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

As of September 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$91,157,769
Aggregate gross unrealized depreciation	(82,486,701)

Net unrealized appreciation	$8,671,068

Federal income tax cost of investments	$765,585,429

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (4.7%)
Auto Components (0.1%)
Johnson Controls, Inc.	9,875	$301,187

Automobiles (0.1%)
Byd Co., Ltd., Class H	31,640	254,259
Tesla Motors, Inc.*	1,350	27,351

		281,610

Diversified Consumer Services (0.0%)
Strayer Education, Inc.	1,533	267,508

Hotels, Restaurants & Leisure (0.2%)
Ctrip.com International Ltd. (ADR)*	30,590	1,460,673

Household Durables (0.1%)
Skyworth Digital Holdings Ltd.	915,683	638,477

Internet & Catalog Retail (4.2%)
Amazon.com, Inc.*	78,925	12,395,960
Blue Nile, Inc.*	1,200	53,388
Expedia, Inc.	12,400	349,804
Netflix, Inc.*	63,485	10,294,728
NutriSystem, Inc.	2,100	40,404
priceline.com, Inc.*	7,060	2,459,280

		25,593,564

Total Consumer Discretionary		28,543,019

Industrials (0.4%)
Electrical Equipment (0.3%)
Cooper Industries plc	19,935	975,419
Nidec Corp.	10,300	915,501

		1,890,920

Professional Services (0.1%)
Huron Consulting Group, Inc.*	21,915	481,911

Total Industrials		2,372,831

Information Technology (73.2%)
Communications Equipment (11.5%)
AAC Acoustic Technologies Holdings, Inc.	416,000	907,186
Acme Packet, Inc.*	58,315	2,212,471
ADC Telecommunications, Inc.*	8,100	102,627
ADTRAN, Inc.	190,375	6,720,237
Alcatel-Lucent (ADR)*	127,000	429,260
Arris Group, Inc.*	10,700	104,539
Aruba Networks, Inc.*	3,500	74,690
Blue Coat Systems, Inc.*	3,500	84,210
Brocade Communications Systems, Inc.*	37,300	217,832
Ciena Corp.*	7,700	119,889
Cisco Systems, Inc.*	491,299	10,759,448
CommScope, Inc.*	8,000	189,920
Comtech Telecommunications Corp.*	2,300	62,905
DG FastChannel, Inc.*	1,800	39,150
EchoStar Corp., Class A*	1,500	28,620
Emulex Corp.*	6,700	69,948
F5 Networks, Inc.*	112,155	11,642,811
Finisar Corp.*	4,600	86,434
Harris Corp.	10,700	473,903
HTC Corp.	7,750	175,880
Infinera Corp.*	6,400	74,688
InterDigital, Inc.*	3,600	106,596
JDS Uniphase Corp.*	109,400	1,355,466
Juniper Networks, Inc.*	86,900	2,637,415
Motorola, Inc.*	194,400	1,658,232
Nokia Oyj (ADR)	115,200	1,155,456
Plantronics, Inc.	4,000	135,120
Polycom, Inc.*	59,645	1,627,116
QUALCOMM, Inc.	366,110	16,518,883
Research In Motion Ltd.*	33,800	1,645,722
Riverbed Technology, Inc.*	150,755	6,871,413
Sonus Networks, Inc.*	23,200	81,896
Sycamore Networks, Inc.	1,100	35,651
Tekelec*	5,600	72,576
Tellabs, Inc.	174,253	1,298,185
ViaSat, Inc.*	3,400	139,774

		69,916,149

Computers & Peripherals (15.2%)
Acer, Inc.	217,129	551,831
Acer, Inc. (GDR)(m)	1,566	20,045
Apple, Inc.*	183,169	51,974,204
Avid Technology, Inc.*	1,600	20,976
Dell, Inc.*	125,300	1,623,888
Diebold, Inc.	5,500	170,995
Electronics for Imaging, Inc.*	3,800	46,056
EMC Corp.*	530,700	10,778,517
Hewlett-Packard Co.	338,420	14,237,329
Intermec, Inc.*	3,400	41,684
Lexmark International, Inc., Class A*	6,600	294,492
NCR Corp.*	13,400	182,642
NetApp, Inc.*	137,379	6,840,100
QLogic Corp.*	9,100	160,524
SanDisk Corp.*	65,455	2,398,926
Smart Technologies, Inc., Class A*	163,012	2,208,813
STEC, Inc.*	1,800	22,410
Synaptics, Inc.*	2,800	78,792
Western Digital Corp.*	18,900	536,571

		92,188,795

Electronic Equipment, Instruments & Components (3.4%)
Agilent Technologies, Inc.*	28,900	964,393
Amphenol Corp., Class A	79,130	3,875,788
Anixter International, Inc.*	2,000	107,980
Arrow Electronics, Inc.*	9,800	261,954
Avnet, Inc.*	12,400	334,924
AVX Corp.	1,200	16,584
Benchmark Electronics, Inc.*	5,200	85,280
Celestica, Inc.*	17,800	150,054
Cogent, Inc.*	1,700	18,088
Corning, Inc.	158,600	2,899,208
Delta Electronics, Inc.	121,490	507,480
Digital China Holdings Ltd.	261,550	455,758
Dolby Laboratories, Inc., Class A*	14,605	829,710
FLIR Systems, Inc.*	13,200	339,240
Hitachi Ltd.	1,483,000	6,484,128
Hon Hai Precision Industry Co., Ltd.	146,202	549,869
Ingram Micro, Inc., Class A*	12,600	212,436
Itron, Inc.*	3,400	208,182
Jabil Circuit, Inc.	14,500	208,945
L-1 Identity Solutions, Inc.*	5,100	59,823
LG Innotek Co. Ltd.	386	47,393
Molex, Inc.	8,800	184,184
National Instruments Corp.	3,500	114,310
Plexus Corp.*	3,300	96,855
Rofin-Sinar Technologies, Inc.*	2,000	50,760
Sanmina-SCI Corp.*	6,800	82,144
SYNNEX Corp.*	1,000	28,140
Synnex Technology International Corp.	82,000	190,029

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Tech Data Corp.*	3,900	$157,170
Trimble Navigation Ltd.*	9,900	346,896
Tripod Technology Corp.	76,000	290,703
Vishay Intertechnology, Inc.*	15,800	152,944

		20,311,352

Internet Software & Services (8.0%)
Akamai Technologies, Inc.*	31,500	1,580,670
AOL, Inc.*	9,000	222,750
Baidu, Inc. (ADR)*	91,375	9,376,902
DealerTrack Holdings, Inc.*	3,300	56,364
Digital River, Inc.*	3,300	112,332
EarthLink, Inc.	8,900	80,901
eBay, Inc.*	103,260	2,519,544
Equinix, Inc.*	10,573	1,082,147
Google, Inc., Class A*	42,096	22,133,656
GSI Commerce, Inc.*	1,400	34,580
IAC/InterActiveCorp*	4,600	120,842
j2 Global Communications, Inc.*	3,800	90,402
Monster Worldwide, Inc.*	10,700	138,672
NetEase.com, Inc. (ADR)*	100,555	3,965,889
Open Text Corp.*	4,700	221,088
Rackspace Hosting, Inc.*	3,200	83,136
SAVVIS, Inc.*	2,000	42,160
SINA Corp.*	49,835	2,520,654
Tencent Holdings Ltd.	35,830	783,205
ValueClick, Inc.*	6,900	90,252
VeriSign, Inc.*	59,066	1,874,755
WebMD Health Corp.*	2,867	142,977
Yahoo!, Inc.*	81,200	1,150,604

		48,424,482

IT Services (7.6%)
Accenture plc, Class A	27,070	1,150,204
Acxiom Corp.*	6,700	106,262
Alliance Data Systems Corp.*	31,144	2,032,457
Automatic Data Processing, Inc.	72,086	3,029,775
Broadridge Financial Solutions, Inc.	10,200	233,274
CACI International, Inc., Class A*	2,500	113,150
Cognizant Technology Solutions Corp., Class A*	92,725	5,977,981
Computer Sciences Corp.	12,800	588,800
Convergys Corp.*	10,300	107,635
CoreLogic, Inc.	7,800	149,448
DST Systems, Inc.	2,400	107,616
Euronet Worldwide, Inc.*	4,300	77,357
ExlService Holdings, Inc.*	11,984	233,089
Fidelity National Information Services, Inc.	19,350	524,966
Fiserv, Inc.*	12,500	672,750
Gartner, Inc.*	3,200	94,208
Genpact Ltd.*	17,623	312,456
Global Payments, Inc.	6,700	287,363
Hewitt Associates, Inc., Class A*	6,200	312,666
hiSoft Technology International Ltd. (ADR)*	15,800	388,522
International Business Machines Corp.	125,485	16,832,558
Lender Processing Services, Inc.	7,800	259,194
ManTech International Corp., Class A*	1,200	47,520
Mastercard, Inc., Class A	6,000	1,344,000
MAXIMUS, Inc.	1,400	86,212
NeuStar, Inc., Class A*	6,300	156,618
Paychex, Inc.	23,800	654,262
SAIC, Inc.*	18,400	294,032
Sapient Corp.	128,827	1,542,059
SRA International, Inc., Class A*	2,800	55,216
Syntel, Inc.	300	13,350
TeleTech Holdings, Inc.*	1,200	17,808
Teradata Corp.*	46,424	1,790,109
Total System Services, Inc.	16,100	245,364
Unisys Corp.*	3,500	97,650
VeriFone Systems, Inc.*	5,200	161,564
Visa, Inc., Class A	36,675	2,723,486
Western Union Co.	181,350	3,204,454
Wright Express Corp.*	3,200	114,272

		46,139,707

Office Electronics (0.2%)
Xerox Corp.	113,854	1,178,389
Zebra Technologies Corp., Class A*	4,700	158,108

		1,336,497

Semiconductors & Semiconductor Equipment (11.0%)
Advanced Micro Devices, Inc.*	39,600	281,556
Aixtron AG	1,795	53,345
Altera Corp.	25,600	772,096
Amkor Technology, Inc.*	7,900	51,903
Analog Devices, Inc.	191,365	6,005,034
Applied Materials, Inc.	154,800	1,808,064
Applied Micro Circuits Corp.*	36,690	366,900
ASM Pacific Technology Ltd.	54,300	484,293
Atheros Communications, Inc.*	5,900	155,465
Atmel Corp.*	38,700	308,052
Avago Technologies Ltd.*	11,250	253,238
Broadcom Corp., Class A	201,040	7,114,806
Cavium Networks, Inc.*	15,800	454,408
Cirrus Logic, Inc.*	116,355	2,075,773
Cree, Inc.*	65,425	3,551,923
Cymer, Inc.*	2,500	92,700
Cypress Semiconductor Corp.*	211,215	2,657,085
Epistar Corp.	13,000	41,112
Fairchild Semiconductor International, Inc.*	10,400	97,760
FEI Co.*	3,200	62,624
First Solar, Inc.*	55,420	8,166,137
FormFactor, Inc.*	4,000	34,400
Hittite Microwave Corp.*	1,300	61,945
Integrated Device Technology, Inc.*	13,200	77,220
Intel Corp.	458,000	8,807,340
International Rectifier Corp.*	5,800	122,322
Intersil Corp., Class A	10,500	122,745
KLA-Tencor Corp.	14,000	493,220
Lam Research Corp.*	10,300	431,055
Linear Technology Corp.	18,600	571,578
LSI Corp.*	53,500	243,960
Maxim Integrated Products, Inc.	91,385	1,691,536
MediaTek, Inc.	36,993	519,819
MEMC Electronic Materials, Inc.*	19,100	227,672
Micrel, Inc.	2,200	21,692
Microchip Technology, Inc.	15,300	481,185
Micron Technology, Inc.*	60,500	436,205
Microsemi Corp.*	6,900	118,335
MKS Instruments, Inc.*	4,200	75,516
National Semiconductor Corp.	20,100	256,677
Netlogic Microsystems, Inc.*	3,600	99,288
Novellus Systems, Inc.*	7,700	204,666
NVIDIA Corp.*	47,100	550,128
OmniVision Technologies, Inc.*	4,400	101,376
ON Semiconductor Corp.*	338,000	2,436,980
PMC-Sierra, Inc.*	19,500	143,520
Power Integrations, Inc.	2,400	76,296
Rambus, Inc.*	9,300	193,812
RF Micro Devices, Inc.*	133,600	820,304

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Richtek Technology Corp.	44,100	$327,488
Rubicon Technology, Inc.*	10,730	243,464
Samsung Electronics Co., Ltd.	736	501,532
Semtech Corp.*	5,100	102,969
Seoul Semiconductor Co., Ltd.	51,400	1,956,378
Silicon Laboratories, Inc.*	3,700	135,605
Skyworks Solutions, Inc.*	41,934	867,195
SMA Solar Technology AG	1,830	202,149
SunPower Corp., Class B*	154,090	2,135,687
Teradyne, Inc.*	15,300	170,442
Tessera Technologies, Inc.*	4,200	77,700
Texas Instruments, Inc.	99,400	2,697,716
TriQuint Semiconductor, Inc.*	13,200	126,720
Varian Semiconductor Equipment Associates, Inc.*	6,300	181,314
Veeco Instruments, Inc.*	69,430	2,421,024
Xilinx, Inc.	21,600	574,776
Zoran Corp.*	4,400	33,616

		67,030,841

Software (16.3%)
Activision Blizzard, Inc.	20,300	219,646
Adobe Systems, Inc.*	43,500	1,137,525
Advent Software, Inc.*	800	41,752
ANSYS, Inc.*	7,600	321,100
Ariba, Inc.*	7,500	141,750
AsiaInfo-Linkage, Inc.*	23,400	461,682
Autodesk, Inc.*	18,900	604,233
Blackbaud, Inc.	3,700	88,948
Blackboard, Inc.*	2,900	104,516
BMC Software, Inc.*	47,860	1,937,373
CA, Inc.	24,500	517,440
Cadence Design Systems, Inc.*	22,200	169,386
Check Point Software Technologies Ltd.*	19,360	714,965
ChinaCache International Holdings Ltd. (ADR)*	5,540	77,006
Citrix Systems, Inc.*	133,405	9,103,557
CommVault Systems, Inc.*	3,500	91,105
Compuware Corp.*	18,700	159,511
Concur Technologies, Inc.*	3,200	158,208
Electronic Arts, Inc.*	27,000	443,610
FactSet Research Systems, Inc.	3,100	251,503
Fair Isaac Corp.	3,400	83,844
Fortinet, Inc.*	300	7,500
Informatica Corp.*	127,190	4,885,368
Intuit, Inc.*	190,595	8,349,967
Jack Henry & Associates, Inc.	7,200	183,600
JDA Software Group, Inc.*	2,700	68,472
Lawson Software, Inc.*	8,100	68,607
Longtop Financial Technologies Ltd. (ADR)*	72,540	2,854,449
McAfee, Inc.*	12,700	600,202
Mentor Graphics Corp.*	9,100	96,187
MICROS Systems, Inc.*	6,600	279,378
Microsoft Corp.	696,439	17,055,791
MicroStrategy, Inc., Class A*	600	51,966
NetSuite, Inc.*	400	9,428
Novell, Inc.*	29,400	175,518
Nuance Communications, Inc.*	16,500	258,060
Oracle Corp.	444,618	11,937,993
Parametric Technology Corp.*	9,600	187,584
Pegasystems, Inc.	600	18,630
Progress Software Corp.*	3,600	119,160
Quest Software, Inc.*	3,600	88,524
Red Hat, Inc.*	188,160	7,714,560
Rovi Corp.*	8,400	423,444
Salesforce.com, Inc.*	100,575	11,244,285
SolarWinds, Inc.*	1,500	25,890
Solera Holdings, Inc.	5,900	260,544
SuccessFactors, Inc.*	213,995	5,373,415
Symantec Corp.*	65,800	998,186
Synopsys, Inc.*	12,100	299,717
Take-Two Interactive Software, Inc.*	7,100	71,994
Taleo Corp., Class A*	3,200	92,768
TIBCO Software, Inc.*	415,500	7,370,970
TiVo, Inc.*	9,600	86,976
VanceInfo Technologies, Inc. (ADR)*	20,010	647,123
VMware, Inc., Class A*	1,470	124,862
Websense, Inc.*	3,500	62,090

		98,921,868

Total Information Technology		444,269,691

Materials (0.2%)
Chemicals (0.2%)
Wacker Chemie AG	5,500	1,014,837

Total Materials		1,014,837

Telecommunication Services (0.3%)
Wireless Telecommunication Services (0.3%)
American Tower Corp., Class A*	2,990	153,267
Leap Wireless International, Inc.*	25,080	309,738
SBA Communications Corp., Class A*	41,725	1,681,518

Total Telecommunication Services		2,144,523

Total Common Stocks (78.8%) (Cost $364,969,229)		478,344,901

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(19.9%)
iShares S&P North American Technology Sector Index Fund	234,750	12,845,520
Technology Select Sector SPDR Fund	4,602,700	105,954,154
Vanguard Information Technology Index ETF	37,600	2,090,560

Total Investment Companies (19.9%) (Cost $97,952,688)		120,890,234

	Number of Warrants	Value (Note 1)
WARRANT:
Telecommunication Services (0.2%)
Wireless Telecommunication Services (0.2%)
Bharti Airtel Ltd., expiring 3/17/11* (Cost $768,312)	92,500	753,218

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (1.2%)
JPMorgan Chase Nassau 0.000%, 10/1/10 (Amortized Cost $7,318,149)	$7,318,149	$7,318,149

Total Investments (100.1%) (Cost/Amortized Cost $471,008,378)		607,306,502
Other Assets Less Liabilities (-0.1%)		(377,112)

Net Assets (100%)		$606,929,390

*	Non-income producing.

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933.

Glossary:

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$27,650,283	$892,736	$—	$28,543,019
Industrials	1,457,330	915,501	—	2,372,831
Information Technology	429,143,062	15,126,629	—	444,269,691
Materials	—	1,014,837	—	1,014,837
Telecommunication Services	2,144,523	—	—	2,144,523
Investment Companies
Exchange Traded Funds (ETFs)	120,890,234	—	—	120,890,234
Short-Term Investments	—	7,318,149	—	7,318,149
Warrants
Telecommunication Services	—	753,218	—	753,218

Total Assets	$581,285,432	$26,021,070	$—	$607,306,502

Total Liabilities	$—	$—	$—	$—

Total	$581,285,432	$26,021,070	$—	$607,306,502

Investment security transactions for the nine months ended September 30, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$376,383,640
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$420,651,326

As of September 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$107,380,274
Aggregate gross unrealized depreciation	(4,068,207)

Net unrealized appreciation	$103,312,067

Federal income tax cost of investments	$503,994,435

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/Core Bond Index Portfolio‡	1,803,455	$18,202,701
EQ/Equity 500 Index Portfolio‡	858,244	17,287,933
EQ/Global Bond PLUS Portfolio‡	392,410	4,104,332
EQ/Global Multi-Sector Equity Portfolio‡	1,005,293	11,807,566
EQ/International ETF Portfolio‡	1,540,473	10,757,464
EQ/Small Company Index Portfolio‡	328,455	3,018,751
Multimanager Aggressive Equity Portfolio‡	94,986	2,309,187
Multimanager Large Cap Value Portfolio‡	384,790	3,447,000
Multimanager Mid Cap Growth Portfolio*‡	188,711	1,505,300
Multimanager Mid Cap Value Portfolio‡	275,040	2,444,758
Multimanager Multi-Sector Bond Portfolio‡	2,012,201	8,131,550

Total Investment Companies (99.9%) (Cost $76,992,339)		83,016,542

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (0.2%)
JPMorgan Chase Nassau 0.000%, 10/1/10 (Amortized Cost $166,214)	$166,214	166,214

Total Investments (100.1%) (Cost/Amortized Cost $77,158,553)		83,182,756
Other Assets Less Liabilities (-0.1%)		(105,313)

Net Assets (100%)		$83,077,443

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class A shares for AXA Premier VIP Trust Portfolios (Multimanager) and Class IA shares for EQ Advisors Trust Portfolios.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2010, were as follows:

Securities	Market Value December 31, 2009	Purchases at Cost	Sales at Cost	Market Value September 30, 2010	Dividend Income	Realized Gain (Loss)
EQ/Core Bond Index Portfolio	$17,570,196	$3,723,036	$4,282,266	$18,202,701	$5,858	$95,670
EQ/Equity 500 Index Portfolio	18,717,898	2,811,845	6,232,117	17,287,933	—	(1,243,395)
EQ/Global Bond PLUS Portfolio	2,345,774	2,108,094	541,788	4,104,332	—	43,829
EQ/Global Multi-Sector Equity Portfolio	11,054,803	2,164,080	2,709,668	11,807,566	2,525	(876,681)
EQ/International ETF Portfolio	11,114,508	2,196,777	4,476,832	10,757,464	—	(1,791,972)
EQ/Quality Bond PLUS Portfolio	675,211	840,315	1,514,078	—	—	74,933
EQ/Small Company Index Portfolio	3,379,482	1,500,857	2,666,843	3,018,751	—	(536,353)
Multimanager Aggressive Equity Portfolio	2,206,176	313,115	320,972	2,309,187	9,559	(26,464)
Multimanager Large Cap Value Portfolio	3,534,974	411,115	758,485	3,447,000	312	(168,762)
Multimanager Mid Cap Growth Portfolio	244,230	1,409,657	267,016	1,505,300	—	2,869
Multimanager Mid Cap Value Portfolio	2,217,760	220,631	214,254	2,444,758	230	(14,412)
Multimanager Multi-Sector Bond Portfolio	4,898,169	3,692,518	1,348,668	8,131,550	972	(372,336)

	$77,959,181	$21,392,040	$25,332,987	$83,016,542	$19,456	$(4,813,074)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$83,016,542	$—	$83,016,542
Short-Term Investments	—	166,214	—	166,214

Total Assets	$—	$83,182,756	$—	$83,182,756

Total Liabilities	$—	$—	$—	$—

Total	$—	$83,182,756	$—	$83,182,756

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

Investment security transactions for the nine months ended September 30, 2010 were as follows:

Cost of Purchases:
Investment Companies	$21,392,040
Net Proceeds of Sales and Redemptions:
Investment Companies	$20,512,745

As of September 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,134,618
Aggregate gross unrealized depreciation	—

Net unrealized appreciation	$6,134,618

Federal income tax cost of investments	$77,048,138

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/Core Bond Index Portfolio‡	1,040,685	$10,503,875
EQ/Equity 500 Index Portfolio‡	1,329,355	26,777,697
EQ/Global Bond PLUS Portfolio‡	247,607	2,589,794
EQ/Global Multi-Sector Equity Portfolio‡	1,160,961	13,635,951
EQ/International ETF Portfolio‡	2,087,104	14,574,711
EQ/Small Company Index Portfolio‡	566,792	5,209,244
Multimanager Aggressive Equity Portfolio‡	85,377	2,075,591
Multimanager Large Cap Value Portfolio‡	435,727	3,903,301
Multimanager Mid Cap Growth Portfolio*‡	108,580	866,110
Multimanager Mid Cap Value Portfolio‡	336,157	2,988,009
Multimanager Multi-Sector Bond Portfolio‡	1,796,061	7,258,099

Total Investments (100.6%) (Cost $89,635,062)		90,382,382
Other Assets Less Liabilities (-0.6%)		(530,573)

Net Assets (100%)		$89,851,809

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class A shares for AXA Premier VIP Trust Portfolios (Multimanager) and Class IA shares for EQ Advisors Trust Portfolios.

Investments in companies which were affiliates for the nine months ended September 30, 2010, were as follows:

Securities	Market Value December 31, 2009	Purchases at Cost	Sales at Cost	Market Value September 30, 2010	Dividend Income	Realized Gain (Loss)
EQ/Core Bond Index Portfolio	$10,724,254	$1,958,626	$2,865,738	$10,503,875	$3,245	$55,073
EQ/Equity 500 Index Portfolio	26,767,722	3,502,514	5,623,154	26,777,697	—	(1,025,119)
EQ/Global Bond PLUS Portfolio	1,396,190	1,315,672	237,750	2,589,794	—	16,951
EQ/Global Multi-Sector Equity Portfolio	12,342,503	2,300,391	2,388,310	13,635,951	2,779	(866,093)
EQ/International ETF Portfolio	14,090,571	2,363,419	3,616,675	14,574,711	—	(1,526,723)
EQ/Quality Bond PLUS Portfolio	544,896	277,932	820,640	—	—	43,411
EQ/Small Company Index Portfolio	4,834,588	1,872,245	2,440,254	5,209,244	—	(505,768)
Multimanager Aggressive Equity Portfolio	1,922,042	344,670	276,133	2,075,591	8,284	(3,461)
Multimanager Large Cap Value Portfolio	3,688,139	468,981	456,877	3,903,301	343	(99,797)
Multimanager Mid Cap Growth Portfolio	204,779	746,628	178,893	866,110	—	(21,775)
Multimanager Mid Cap Value Portfolio	2,688,273	161,762	132,678	2,988,009	277	(14,827)
Multimanager Multi-Sector Bond Portfolio	3,887,150	3,442,803	712,192	7,258,099	855	(196,435)

	$83,091,107	$18,755,643	$19,749,294	$90,382,382	$15,783	$(4,144,563)

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$90,382,382	$—	$90,382,382

Total Assets	$—	$90,382,382	$—	$90,382,382

Total Liabilities	$—	$—	$—	$—

Total	$—	$90,382,382	$—	$90,382,382

Investment security transactions for the nine months ended September 30, 2010 were as follows:

Cost of Purchases:
Investment Companies	$18,755,643
Net Proceeds of Sales and Redemptions:
Investment Companies	$15,595,714

As of September 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,657,714
Aggregate gross unrealized depreciation	(2,693,149)

Net unrealized appreciation	$964,565

Federal income tax cost of investments	$89,417,817

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/Core Bond Index Portfolio‡	293,422	$2,961,580
EQ/Equity 500 Index Portfolio‡	894,263	18,013,485
EQ/Global Bond PLUS Portfolio‡	69,129	723,038
EQ/Global Multi-Sector Equity Portfolio‡	764,916	8,984,244
EQ/International ETF Portfolio‡	1,333,020	9,308,774
EQ/Small Company Index Portfolio‡	424,746	3,903,733
Multimanager Aggressive Equity Portfolio‡	39,002	948,181
Multimanager Large Cap Value Portfolio‡	160,372	1,436,635
Multimanager Mid Cap Growth Portfolio*‡	50,767	404,952
Multimanager Mid Cap Value Portfolio‡	151,800	1,349,303
Multimanager Multi-Sector Bond Portfolio‡	623,902	2,521,265

Total Investments (101.0%) (Cost $48,743,745)		50,555,190
Other Assets Less Liabilities (-1.0%)		(496,433)

Net Assets (100%)		$50,058,757

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class A shares for AXA Premier VIP Trust Portfolios (Multimanager) and Class IA shares for EQ Advisors Trust Portfolios

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2010, were as follows:

Securities	Market Value December 31, 2009	Purchases at Cost	Sales at Cost	Market Value September 30, 2010	Dividend Income	Realized Gain (Loss)
EQ/Core Bond Index Portfolio	$2,423,931	$1,158,773	$781,035	$2,961,580	$727	$16,166
EQ/Equity 500 Index Portfolio	16,590,251	2,823,025	2,619,816	18,013,485	—	(557,336)
EQ/Global Bond PLUS Portfolio	286,894	441,117	33,648	723,038	—	2,457
EQ/Global Multi-Sector Equity Portfolio	7,105,492	1,924,886	625,580	8,984,244	1,791	(223,395)
EQ/International ETF Portfolio	7,961,709	1,777,882	1,024,014	9,308,774	—	(442,584)
EQ/Quality Bond PLUS Portfolio	258,655	92,662	347,896	—	—	25,241
EQ/Small Company Index Portfolio	3,281,188	1,298,934	1,272,383	3,903,733	—	(259,287)
Multimanager Aggressive Equity Portfolio	884,733	287,298	175,484	948,181	3,743	76,051
Multimanager Large Cap Value Portfolio	1,144,326	354,851	92,837	1,436,635	125	3,637
Multimanager Mid Cap Growth Portfolio	180,777	227,468	46,314	404,952	—	(10,725)
Multimanager Mid Cap Value Portfolio	1,148,745	121,414	42,540	1,349,303	125	(8,761)
Multimanager Multi-Sector Bond Portfolio	1,172,206	1,284,674	123,254	2,521,265	317	(32,044)

	$42,438,907	$11,792,984	$7,184,801	$50,555,190	$6,828	$(1,410,580)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$50,555,190	$—	$50,555,190

Total Assets	$—	$50,555,190	$—	$50,555,190

Total Liabilities	$—	$—	$—	$—

Total	$—	$50,555,190	$—	$50,555,190

Investment security transactions for the nine months ended September 30, 2010 were as follows:

Cost of Purchases:
Investment Companies	$11,792,984
Net Proceeds of Sales and Redemptions:
Investment Companies	$5,768,661

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

As of September 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,470,287
Aggregate gross unrealized depreciation	(543,682)

Net unrealized appreciation	$1,926,605

Federal income tax cost of investments	$48,628,585

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/Core Bond Index Portfolio‡	35,165	$354,928
EQ/Equity 500 Index Portfolio‡	515,764	10,389,232
EQ/Global Multi-Sector Equity Portfolio‡	387,978	4,556,962
EQ/International ETF Portfolio‡	756,542	5,283,101
EQ/Small Company Index Portfolio‡	231,443	2,127,131
Multimanager Aggressive Equity Portfolio‡	20,727	503,885
Multimanager Large Cap Value Portfolio‡	83,438	747,445
Multimanager Mid Cap Growth Portfolio*‡	19,078	152,176
Multimanager Mid Cap Value Portfolio‡	90,879	807,794
Multimanager Multi-Sector Bond Portfolio‡	69,539	281,014

Total Investments (101.1%) (Cost $23,252,825)		25,203,668
Other Assets Less Liabilities (-1.1%)		(267,350)

Net Assets (100%)		$24,936,318

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class A shares for AXA Premier VIP Trust Portfolios (Multimanager) and Class IA shares for EQ Advisors Trust Portfolios.

Investments in companies which were affiliates for the nine months ended September 30, 2010, were as follows:

Securities	Market Value December 31, 2009	Purchases at Cost	Sales at Cost	Market Value September 30, 2010	Dividend Income	Realized Gain (Loss)
EQ/Core Bond Index Portfolio	$107,057	$294,996	$59,253	$354,928	$60	$2,064
EQ/Equity 500 Index Portfolio	9,669,867	1,767,795	1,805,452	10,389,232	—	(398,944)
EQ/Global Multi-Sector Equity Portfolio	3,877,220	1,075,588	822,540	4,556,962	913	(259,193)
EQ/International ETF Portfolio	4,790,238	1,034,473	1,038,436	5,283,101	—	(439,073)
EQ/Small Company Index Portfolio	1,892,229	657,801	742,432	2,127,131	—	(133,931)
Multimanager Aggressive Equity Portfolio	486,534	177,034	135,513	503,885	2,010	39,643
Multimanager Large Cap Value Portfolio	643,186	205,427	88,760	747,445	66	30,462
Multimanager Mid Cap Growth Portfolio	113,697	70,788	57,339	152,176	—	(12,855)
Multimanager Mid Cap Value Portfolio	709,117	73,456	52,035	807,794	75	(8,789)
Multimanager Multi-Sector Bond Portfolio	66,209	214,955	10,529	281,014	19	789

	$22,355,354	$5,572,313	$4,812,289	$25,203,668	$3,143	$(1,179,827)

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$25,203,668	$—	$25,203,668

Total Assets	$—	$25,203,668	$—	$25,203,668

Total Liabilities	$—	$—	$—	$—

Total	$—	$25,203,668	$—	$25,203,668

Investment security transactions for nine months ended September 30, 2010 were as follows:

Cost of Purchases:
Investment Companies	$5,572,313
Net Proceeds of Sales and Redemptions:
Investment Companies	$3,629,339

As of September 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,018,058
Aggregate gross unrealized depreciation	(24,976)

Net unrealized appreciation	$1,993,082

Federal income tax cost of investments	$23,210,586

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

NOTES TO PORTFOLIO OF INVESTMENTS

September 30, 2010 (Unaudited)

Note 1 Valuation:

The Portfolios are subject to the provisions of FASB Accounting Standards CodificationTM (“ASC”), “Fair Value Measurements and Disclosure” (ASC 820). This standard defines fair value, sets out a framework for measuring fair value and requires certain disclosures about fair value measurements. ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are summarized below:

•	Level 1 - quoted prices in active markets for identical assets

•	Level 2 - other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with the rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

A summary of inputs used to value each Portfolio’s assets and liabilities carried at fair value as of September 30, 2010 is included in the Portfolio of Investments.

Accounting for Derivative Instruments:

The Portfolios are subject to the provisions of ASC 815, “Derivatives and Hedging.” ASC 815 requires disclosures about entities derivative and hedging activities. Derivatives accounted for as hedging instruments under ASC 815 must be disclosed separately from those that do not qualify for hedge accounting. Even though the Portfolio may use derivatives in an attempt to achieve an economic hedge, the Portfolio’s derivatives are not accounted for as hedging instruments under ASC 815 because the Portfolios account for their derivatives at fair value and record any changes in fair value in current period earnings. All open derivative positions at year end are reflected on each respective Portfolio’s Portfolio of Investments.

For more information on each Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to a Portfolio’s most recent semi-annual or annual report.

Item 2. Controls and Disclosures.

(a)	The registrant’s certifying officers have evaluated the registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report and have determined such controls and procedures to be reasonably designed to achieve the purposes described in Rule 30a-3(c) under the Investment Company Act of 1940.

(b)	The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Item 3 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AXA Premier VIP Trust

By:	/s/ Steven M. Joenk
Steven M. Joenk
President
November 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Steven M. Joenk
Steven M. Joenk
Chief Executive Officer
November 29, 2010

By:	/s/ Brian Walsh
Brian Walsh
Chief Financial Officer and Treasurer
November 29, 2010